UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund
Schedule of Investments

September 30, 2014

Metropolitan Series Fund

Schedule of Investments as of September 30, 2014 (Unaudited)

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio	MSF-5
BlackRock Bond Income Portfolio	MSF-18
BlackRock Capital Appreciation Portfolio	MSF-42
BlackRock Large Cap Value Portfolio	MSF-46
BlackRock Money Market Portfolio	MSF-49
Frontier Mid Cap Growth Portfolio	MSF-52
Jennison Growth Portfolio	MSF-55
Loomis Sayles Small Cap Core Portfolio	MSF-58
Loomis Sayles Small Cap Growth Portfolio	MSF-63
Met/Artisan Mid Cap Value Portfolio	MSF-66
Met/Dimensional International Small Company Portfolio	MSF-69
MetLife Asset Allocation 20 Portfolio	MSF-105
MetLife Asset Allocation 40 Portfolio	MSF-106
MetLife Asset Allocation 60 Portfolio	MSF-108
MetLife Asset Allocation 80 Portfolio	MSF-110
MetLife Mid Cap Stock Index Portfolio	MSF-112
MetLife Stock Index Portfolio	MSF-119
MFS Total Return Portfolio	MSF-127
MFS Value Portfolio	MSF-140
MSCI EAFE Index Portfolio	MSF-144
Neuberger Berman Genesis Portfolio	MSF-155
Russell 2000 Index Portfolio	MSF-159
T. Rowe Price Large Cap Growth Portfolio	MSF-178
T. Rowe Price Small Cap Growth Portfolio	MSF-182
Van Eck Global Natural Resources Portfolio	MSF-187
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-189
Western Asset Management U.S. Government Portfolio	MSF-209
WMC Balanced Portfolio	MSF-216
WMC Core Equity Opportunities Portfolio	MSF-240
Notes to Schedule of Investments	MSF-243

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Argentina—1.4%
MercadoLibre, Inc. (a)	248,238	$26,971,059

Australia—3.2%
Brambles, Ltd.	2,453,692	20,393,244
Cochlear, Ltd. (a)	254,010	15,436,921
Treasury Wine Estates, Ltd.	2,544,228	9,431,542
Woolworths, Ltd.	509,908	15,244,381

		60,506,088

Brazil—2.0%
Embraer S.A. (ADR)	542,616	21,281,400
Itau Unibanco Holding S.A. (ADR)	1,218,283	16,909,768

		38,191,168

Canada—2.7%
Cenovus Energy, Inc.	318,499	8,568,574
Fairfax Financial Holdings, Ltd.	70,650	31,654,506
Ritchie Bros. Auctioneers, Inc.	443,057	9,920,046

		50,143,126

China—3.1%
Baidu, Inc. (ADR) (b)	161,600	35,265,968
Sun Art Retail Group, Ltd. (a)	6,227,000	7,051,541
Want Want China Holdings, Ltd. (a)	12,275,626	15,311,639

		57,629,148

Denmark—3.4%
DSV A/S	747,876	21,010,363
Novo Nordisk A/S - Class B	471,237	22,453,682
Novozymes A/S - B Shares	456,837	19,780,898

		63,244,943

Finland—2.8%
Kone Oyj - Class B (a)	602,706	24,185,465
Sampo Oyj - A Shares	583,314	28,252,662

		52,438,127

France—3.4%
Edenred	541,183	13,335,263
Essilor International S.A. (a)	228,234	24,951,059
Lafarge S.A.	353,083	25,348,633

		63,634,955

Germany—6.5%
Brenntag AG	317,244	15,576,145
Continental AG	120,338	22,880,911
Deutsche Boerse AG	404,503	27,309,456
MTU Aero Engines AG	132,264	11,275,805
SAP SE	312,201	22,512,975
Sky Deutschland AG (b)	2,710,312	23,022,151

		122,577,443

Hong Kong—2.9%
Hang Seng Bank, Ltd.	1,215,900	19,547,059
Hong Kong Exchanges and Clearing, Ltd.	1,657,200	35,752,851

		55,299,910

India—0.6%
IDFC, Ltd.	5,006,671	11,083,413

Ireland—4.8%
CRH plc	766,175	17,416,510
Experian plc	1,442,300	22,910,043
James Hardie Industries plc	1,857,471	19,481,110
Ryanair Holdings plc (ADR) (b)	561,248	31,671,225

		91,478,888

Japan—10.1%
FANUC Corp.	112,600	20,333,852
Fast Retailing Co., Ltd.	59,200	19,838,356
Japan Exchange Group, Inc. (a)	1,173,200	27,880,254
Rakuten, Inc. (a)	2,044,000	23,604,878
Shimano, Inc.	166,100	20,214,789
SMC Corp.	103,600	28,609,628
Tokyo Electron, Ltd.	238,600	15,507,456
Toyota Tsusho Corp.	751,400	18,326,431
Trend Micro, Inc.	490,400	16,603,117

		190,918,761

Netherlands—1.4%
Heineken Holding NV	400,974	26,482,996

Norway—0.4%
Seadrill, Ltd. (a)	267,561	7,143,004

Peru—0.8%
Credicorp, Ltd.	101,691	15,598,383

Portugal—0.3%
Galp Energia SGPS S.A. (a)	388,533	6,303,308

Russia—2.5%
Magnit OJSC (GDR)	436,486	25,182,615
Sberbank of Russia (ADR)	1,173,704	9,237,637
Yandex NV - Class A (b)	440,200	12,235,359

		46,655,611

Singapore—1.5%
United Overseas Bank, Ltd. (a)	1,618,473	28,359,550

South Africa—3.2%
Massmart Holdings, Ltd. (a)	758,903	8,255,977
Naspers, Ltd. - N Shares	477,191	52,483,350

		60,739,327

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—5.4%
Hyundai Mobis	46,659	$11,369,994
NAVER Corp.	31,260	23,705,800
Samsung Electronics Co., Ltd.	41,245	46,173,415
SK Telecom Co., Ltd.	76,078	20,892,240

		102,141,449

Spain—1.5%
Inditex S.A. (a)	1,045,370	28,798,515

Sweden—5.0%
Atlas Copco AB - B Shares	1,458,897	37,732,124
Svenska Handelsbanken AB - A Shares	942,556	44,117,740
Volvo AB - B Shares	1,238,624	13,372,005

		95,221,869

Switzerland—2.8%
Nestle S.A.	708,429	51,963,053

Taiwan—3.8%
Hon Hai Precision Industry Co., Ltd.	5,812,139	18,301,454
Taiwan Semiconductor Manufacturing Co., Ltd.	13,502,000	53,747,365

		72,048,819

Turkey—0.8%
BIM Birlesik Magazalar A/S (a)	681,093	14,265,483

United Kingdom—21.4%
Amlin plc	2,960,100	20,804,381
Antofagasta plc	978,543	11,416,554
ARM Holdings plc	2,181,432	31,785,164
ASOS plc (a) (b)	193,858	7,070,992
BG Group plc	861,000	15,837,863
BHP Billiton plc	505,800	14,042,945
British American Tobacco plc	655,883	36,866,449
Burberry Group plc	518,692	12,652,538
Capita Group plc	1,534,300	28,844,940
Hargreaves Lansdown plc	919,100	13,994,516
Petrofac, Ltd.	671,200	11,219,513
Premier Farnell plc	3,022,212	8,912,009
Prudential plc	1,509,470	33,526,526
Rio Tinto plc	791,600	38,865,967
Rolls-Royce Holdings plc (b)	1,047,723	16,240,123
St. James’s Place plc	1,171,779	13,778,657
Standard Chartered plc	1,206,722	22,230,109
Tullow Oil plc	1,630,893	16,979,043
Unilever NV	667,612	26,537,542
Wolseley plc	445,043	23,381,285

		404,987,116

Security Description	Shares/ Principal Amount*	Value

United States—0.7%
Pricesmart, Inc. (a)	143,746	12,310,407

Total Common Stocks (Cost $1,607,503,464)		1,857,135,919

Short-Term Investments—9.8%

Mutual Fund—9.1%
State Street Navigator Securities Lending MET Portfolio (c)	172,179,866	172,179,866

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $12,959,985 on 10/01/14, collateralized by $13,205,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $13,221,506.	12,959,985	12,959,985

Total Short-Term Investments (Cost $185,139,851)		185,139,851

Total Investments—108.2% (Cost $1,792,643,315) (d)		2,042,275,770
Other assets and liabilities (net)—(8.2)%		(155,549,068)

Net Assets—100.0%		$1,886,726,702

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $165,952,630 and the collateral received consisted of cash in the amount of $172,179,866 and non-cash collateral with a value of $1,038,751. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,792,643,315. The aggregate unrealized appreciation and depreciation of investments were $347,535,387 and $(97,902,932), respectively, resulting in net unrealized appreciation of $249,632,455.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Banks	8.3
Insurance	6.8
Machinery	6.6
Diversified Financial Services	5.4
Semiconductors & Semiconductor Equipment	5.3
Internet Software & Services	5.2
Food Products	5.0
Food & Staples Retailing	4.4
Media	4.0
Metals & Mining	3.4

MSF-3

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$26,971,059	$—	$—	$26,971,059
Australia	—	60,506,088	—	60,506,088
Brazil	38,191,168	—	—	38,191,168
Canada	50,143,126	—	—	50,143,126
China	35,265,968	22,363,180	—	57,629,148
Denmark	—	63,244,943	—	63,244,943
Finland	—	52,438,127	—	52,438,127
France	—	63,634,955	—	63,634,955
Germany	—	122,577,443	—	122,577,443
Hong Kong	—	55,299,910	—	55,299,910
India	—	11,083,413	—	11,083,413
Ireland	31,671,225	59,807,663	—	91,478,888
Japan	—	190,918,761	—	190,918,761
Netherlands	—	26,482,996	—	26,482,996
Norway	—	7,143,004	—	7,143,004
Peru	15,598,383	—	—	15,598,383
Portugal	—	6,303,308	—	6,303,308
Russia	12,235,359	34,420,252	—	46,655,611
Singapore	—	28,359,550	—	28,359,550
South Africa	—	60,739,327	—	60,739,327
South Korea	—	102,141,449	—	102,141,449
Spain	—	28,798,515	—	28,798,515
Sweden	—	95,221,869	—	95,221,869
Switzerland	—	51,963,053	—	51,963,053
Taiwan	—	72,048,819	—	72,048,819
Turkey	—	14,265,483	—	14,265,483
United Kingdom	—	404,987,116	—	404,987,116
United States	12,310,407	—	—	12,310,407
Total Common Stocks	222,386,695	1,634,749,224	—	1,857,135,919
Short-Term Investments
Mutual Fund	172,179,866	—	—	172,179,866
Repurchase Agreement	—	12,959,985	—	12,959,985
Total Short-Term Investments	172,179,866	12,959,985	—	185,139,851
Total Investments	$394,566,561	$1,647,709,209	$—	$2,042,275,770

Collateral for securities loaned (Liability)	$—	$(172,179,866)	$—	$(172,179,866)

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—69.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—28.9%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	5,472,031	$5,515,023
2.500%, 02/01/28	4,075,246	4,122,832
2.500%, 07/01/28	7,143,030	7,190,398
2.500%, 10/01/28	4,652,924	4,683,779
3.000%, 01/01/27	2,337,478	2,409,683
3.000%, 02/01/27	3,862,771	3,982,186
3.000%, 03/01/27	1,927,393	1,986,977
3.000%, 01/01/29	3,215,312	3,314,949
3.000%, 10/01/29	3,900,000	4,022,447
3.500%, 02/01/26	3,793,436	3,997,623
3.500%, 03/01/26	1,528,415	1,610,685
3.500%, 05/01/29	4,515,174	4,751,196
4.000%, 04/01/19	148,261	156,812
4.000%, 05/01/19	350,258	371,112
4.000%, 01/01/20	407,786	431,650
4.000%, 06/01/24	778,246	826,864
4.000%, 11/01/24	4,031,052	4,282,877
4.500%, 07/01/18	479,935	506,414
4.500%, 05/01/19	182,924	193,071
4.500%, 08/01/24	897,367	960,793
4.500%, 06/01/25	1,725,215	1,847,256
5.000%, 06/01/18	125,453	132,562
5.000%, 01/01/19	355,887	377,912
5.000%, 02/01/20	349,227	372,624
5.000%, 01/01/22	399,689	427,457
5.000%, 02/01/24	1,188,149	1,281,412
5.500%, 11/01/17	65,225	69,449
5.500%, 02/01/18	50,582	53,561
5.500%, 04/01/18	382,752	405,389
6.000%, 09/01/17	133,676	138,620
6.500%, 04/01/17	345,147	359,961
7.500%, 08/01/15	493	496
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	2,549,835	2,598,643
3.500%, 04/01/32	2,660,175	2,775,565
4.000%, 02/01/31	1,381,332	1,473,651
4.500%, 08/01/30	917,935	994,521
5.000%, 02/01/24	308,352	340,185
5.000%, 09/01/25	291,017	320,977
5.500%, 07/01/23	208,357	231,859
5.500%, 01/01/24	137,681	153,673
5.500%, 07/01/24	381,933	426,412
5.500%, 07/01/25	314,507	354,449
7.000%, 10/01/21	18,706	21,119
Fannie Mae 30 Yr. Pool
3.000%, 08/01/42	1,876,406	1,855,604
3.000%, 09/01/42	2,820,713	2,789,443
3.000%, 11/01/42	3,406,370	3,368,607
3.000%, 12/01/42	6,256,489	6,187,130
3.000%, 01/01/43	1,647,278	1,629,017
3.000%, 02/01/43	5,416,879	5,350,459
3.000%, 03/01/43	7,087,223	6,995,396
3.000%, 07/01/43	7,651,473	7,552,334
3.000%, 09/01/43	4,016,939	3,964,892
3.500%, 12/01/40	2,890,959	2,958,265

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 03/01/42	1,808,862	1,851,064
3.500%, 04/01/42	3,941,198	4,036,070
3.500%, 05/01/42	4,824,444	4,937,001
3.500%, 06/01/42	3,574,983	3,658,389
3.500%, 08/01/42	2,442,580	2,499,566
3.500%, 09/01/42	6,077,607	6,219,401
3.500%, 10/01/42	3,221,057	3,296,206
3.500%, 01/01/43	2,863,964	2,930,782
3.500%, 02/01/43	4,542,463	4,648,441
3.500%, 04/01/43	4,712,203	4,822,291
3.500%, 06/01/43	2,680,859	2,743,490
3.500%, 08/01/44	4,842,910	4,956,481
4.000%, 08/01/39	1,994,553	2,103,488
4.000%, 09/01/39	1,594,747	1,681,846
4.000%, 12/01/39	2,102,089	2,216,897
4.000%, 06/01/40	2,061,147	2,173,989
4.000%, 09/01/40	1,363,414	1,438,057
4.000%, 12/01/40	8,522,503	8,989,086
4.000%, 01/01/41	5,271,972	5,560,703
4.000%, 02/01/41	5,385,771	5,698,138
4.000%, 12/01/41	2,274,666	2,399,288
4.000%, 02/01/42	2,397,275	2,529,791
4.000%, 09/01/43	3,566,827	3,762,352
4.000%, 02/01/44	4,625,141	4,895,181
4.000%, 05/01/44	4,574,185	4,826,045
4.000%, 08/01/44	4,681,251	4,940,827
4.500%, 08/01/33	386,523	419,006
4.500%, 10/01/33	442,227	479,390
4.500%, 04/01/34	236,910	256,557
4.500%, 01/01/39	320,580	345,856
4.500%, 07/01/39	2,651,035	2,860,850
4.500%, 09/01/39	4,425,286	4,775,524
4.500%, 10/01/39	1,830,630	1,975,515
4.500%, 05/01/40	2,247,633	2,427,313
4.500%, 11/01/40	2,250,636	2,430,556
4.500%, 12/01/40	3,173,665	3,427,373
4.500%, 04/01/41	8,370,467	9,040,601
4.500%, 05/01/41	2,028,281	2,190,664
5.000%, 07/01/33	306,110	338,140
5.000%, 08/01/33	778,752	860,239
5.000%, 09/01/33	390,997	431,910
5.000%, 10/01/33	3,251,244	3,591,448
5.000%, 03/01/34	444,108	490,578
5.000%, 04/01/34	1,040,384	1,149,156
5.000%, 05/01/34	169,348	187,042
5.000%, 09/01/34	404,639	446,916
5.000%, 02/01/35	453,154	500,499
5.000%, 04/01/35	295,393	326,185
5.000%, 05/01/35	90,190	99,591
5.000%, 11/01/35	326,055	360,043
5.000%, 03/01/36	1,129,713	1,247,472
5.000%, 07/01/37	1,044,672	1,152,121
5.000%, 01/01/39	928,197	1,023,629
5.000%, 04/01/40	2,918,542	3,224,709
5.000%, 07/01/41	2,219,253	2,452,271

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 10/01/32	60,847	$68,349
5.500%, 02/01/33	246,584	277,046
5.500%, 03/01/33	626,282	703,651
5.500%, 05/01/33	2,052,275	2,305,805
5.500%, 08/01/33	1,088,882	1,223,399
5.500%, 10/01/33	134,376	150,977
5.500%, 12/01/33	1,226,799	1,378,354
5.500%, 02/01/34	477,639	536,593
5.500%, 03/01/34	243,669	273,745
5.500%, 04/01/34	106,248	119,362
5.500%, 06/01/34	385,657	433,259
5.500%, 09/01/34	377,850	424,487
5.500%, 12/01/34	940,617	1,056,716
5.500%, 01/01/35	321,699	361,406
5.500%, 02/01/35	714,187	802,338
5.500%, 04/01/35	410,032	458,511
5.500%, 06/01/35	1,428,168	1,597,023
5.500%, 01/01/37	529,900	589,639
5.500%, 05/01/37	235,292	261,823
5.500%, 05/01/38	281,877	313,655
5.500%, 06/01/38	316,084	351,718
5.500%, 07/01/38	238,722	265,635
6.000%, 08/01/28	3,548	4,006
6.000%, 11/01/28	1,170	1,332
6.000%, 12/01/28	1,495	1,709
6.000%, 06/01/31	74,838	85,578
6.000%, 09/01/32	159,474	182,335
6.000%, 01/01/33	39,436	45,089
6.000%, 02/01/33	91,172	104,259
6.000%, 03/01/33	186,788	213,599
6.000%, 04/01/33	399,433	456,768
6.000%, 05/01/33	341,291	390,281
6.000%, 05/01/34	536,736	613,290
6.000%, 09/01/34	424,429	484,965
6.000%, 11/01/34	601,378	687,152
6.000%, 01/01/35	266,331	301,298
6.000%, 07/01/36	110,828	125,114
6.000%, 09/01/36	309,192	349,047
6.000%, 07/01/37	309,318	349,099
6.000%, 08/01/37	450,765	508,737
6.000%, 09/01/37	1,076,218	1,214,627
6.000%, 10/01/37	435,666	491,695
6.000%, 05/01/38	1,328,019	1,498,812
6.000%, 12/01/38	351,293	396,500
6.500%, 05/01/28	74,819	86,901
6.500%, 12/01/28	225,822	262,289
6.500%, 03/01/29	5,710	6,470
6.500%, 04/01/29	38,076	43,269
6.500%, 05/01/29	8,955	10,181
6.500%, 08/01/29	1,411	1,597
6.500%, 05/01/30	33,179	37,557
6.500%, 09/01/31	6,543	7,576
6.500%, 02/01/32	7,900	8,211
6.500%, 06/01/32	48,181	55,777
6.500%, 09/01/33	21,404	24,228

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 10/01/33	135,482	153,357
6.500%, 10/01/34	423,166	486,446
6.500%, 10/01/37	227,269	258,403
7.000%, 06/01/26	884	970
7.000%, 06/01/28	30,104	32,456
7.000%, 10/01/29	15,299	17,407
7.000%, 12/01/29	3,948	4,092
7.000%, 04/01/32	17,596	19,180
7.000%, 06/01/32	68,922	79,465
7.000%, 10/01/37	293,048	332,699
7.500%, 09/01/25	6,633	7,733
7.500%, 06/01/26	7,166	8,145
7.500%, 07/01/29	17,230	20,560
7.500%, 10/01/29	8,610	9,588
8.000%, 10/01/26	450	475
8.000%, 11/01/29	262	303
8.000%, 05/01/30	18,438	19,349
8.000%, 11/01/30	4,384	5,225
8.000%, 01/01/31	6,908	8,005
8.000%, 02/01/31	9,303	11,027
Fannie Mae ARM Pool
2.743%, 11/01/43 (a)	2,555,077	2,644,658
2.770%, 02/01/42 (a)	3,061,872	3,171,411
3.111%, 10/01/41 (a)	996,591	1,049,026
3.530%, 05/01/41 (a)	1,911,914	2,039,677
Fannie Mae-ACES
2.679%, 05/25/21 (a)	5,000,000	5,011,285
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	2,445,465	2,465,425
2.500%, 02/01/28	3,991,860	4,039,867
2.500%, 04/01/28	3,215,831	3,238,145
3.000%, 03/01/27	2,209,117	2,273,546
3.000%, 05/01/27	2,798,192	2,879,927
3.000%, 11/01/28	3,494,060	3,596,337
3.500%, 12/01/25	2,635,507	2,772,151
3.500%, 05/01/26	1,052,506	1,107,791
4.000%, 06/01/19	290,850	307,560
4.000%, 05/01/25	1,601,509	1,703,406
4.000%, 08/01/25	851,204	905,363
4.000%, 10/01/25	651,968	693,449
4.500%, 09/01/18	284,644	300,001
4.500%, 10/01/18	630,382	664,391
4.500%, 04/01/19	472,273	497,860
4.500%, 06/01/19	262,694	276,927
4.500%, 08/01/19	91,395	96,346
5.000%, 05/01/18	694,825	733,299
5.000%, 12/01/18	138,107	145,754
5.000%, 06/01/19	369,824	392,239
5.500%, 11/01/17	59,777	63,363
5.500%, 01/01/24	774,481	853,263
6.000%, 04/01/16	3,015	3,084
6.000%, 05/01/17	58,719	60,640
7.000%, 12/01/15	822	824
7.500%, 03/01/16	4,596	4,719

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	3,911,079	$3,986,859
3.500%, 04/01/32	3,839,906	3,996,957
4.000%, 01/01/31	1,452,883	1,553,489
4.000%, 08/01/31	1,520,033	1,625,289
4.500%, 05/01/29	448,847	486,225
5.000%, 03/01/27	197,226	219,568
Freddie Mac 30 Yr. Gold Pool
2.500%, 07/01/43	3,247,169	3,070,891
3.000%, 10/01/42	3,297,495	3,257,867
3.000%, 01/01/43	3,092,382	3,055,218
3.000%, 03/01/43	7,128,282	7,044,465
3.000%, 04/01/43	5,791,920	5,722,247
3.000%, 06/01/43	2,045,485	2,020,880
3.000%, 07/01/43	5,009,899	4,949,633
3.500%, 01/01/42	2,098,658	2,144,658
3.500%, 03/01/42	1,848,676	1,889,196
3.500%, 08/01/42	6,349,347	6,486,218
3.500%, 02/01/43	2,539,311	2,594,969
3.500%, 05/01/43	4,519,457	4,617,034
3.500%, 06/01/43	2,754,245	2,813,710
3.500%, 06/01/44	3,854,291	3,937,806
4.000%, 06/01/39	1,767,087	1,861,432
4.000%, 12/01/39	2,202,021	2,319,588
4.000%, 11/01/40	2,103,908	2,216,491
4.000%, 04/01/41	1,947,009	2,051,167
4.000%, 09/01/41	2,159,693	2,275,229
4.000%, 10/01/41	4,397,996	4,633,272
4.000%, 11/01/41	2,227,901	2,347,085
4.000%, 10/01/43	4,624,137	4,873,304
4.000%, 07/01/44	6,601,234	6,956,556
4.500%, 10/01/35	866,798	934,893
4.500%, 06/01/38	1,320,101	1,423,808
4.500%, 02/01/39	768,995	829,541
4.500%, 03/01/39	1,055,493	1,138,596
4.500%, 04/01/39	1,045,819	1,128,159
4.500%, 09/01/39	1,272,362	1,372,539
4.500%, 11/01/39	1,245,584	1,343,652
4.500%, 01/01/40	879,471	949,404
4.500%, 05/01/40	1,463,968	1,580,377
4.500%, 11/01/40	1,676,431	1,809,735
4.500%, 02/01/41	1,153,293	1,245,783
4.500%, 05/01/41	1,264,285	1,365,676
4.500%, 06/01/41	938,070	1,013,301
4.500%, 12/01/43	2,448,302	2,641,723
5.000%, 10/01/33	813,871	899,693
5.000%, 03/01/34	184,031	203,547
5.000%, 08/01/35	1,057,167	1,167,822
5.000%, 09/01/35	499,364	551,634
5.000%, 10/01/35	380,971	420,848
5.000%, 01/01/36	981,123	1,083,818
5.000%, 04/01/38	562,565	619,480
5.000%, 11/01/39	2,524,514	2,781,665
5.000%, 05/01/40	3,189,564	3,521,830
5.500%, 06/01/34	891,615	1,000,292
5.500%, 10/01/35	435,615	486,454

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 12/01/35	1,069,351	1,194,152
5.500%, 01/01/36	804,500	898,391
5.500%, 12/01/37	729,873	811,136
5.500%, 04/01/38	3,481,649	3,869,349
5.500%, 07/01/38	419,410	466,114
5.500%, 08/01/38	882,185	980,421
6.000%, 11/01/28	16,509	18,833
6.000%, 12/01/28	10,711	12,234
6.000%, 02/01/29	24,304	27,375
6.000%, 04/01/29	7,766	8,812
6.000%, 05/01/29	2,117	2,386
6.000%, 06/01/31	2,657	3,039
6.000%, 07/01/31	1,234	1,411
6.000%, 09/01/31	69,674	79,685
6.000%, 04/01/32	157,178	179,749
6.000%, 11/01/32	48,131	55,042
6.000%, 06/01/34	199,892	228,502
6.000%, 11/01/35	116,820	133,498
6.000%, 02/01/36	179,287	202,118
6.000%, 08/01/36	197,046	222,139
6.000%, 10/01/36	326,468	368,042
6.000%, 11/01/36	202,721	228,536
6.000%, 01/01/37	285,602	321,972
6.000%, 02/01/38	309,051	348,392
6.000%, 11/01/39	2,899,037	3,268,248
6.000%, 04/01/40	806,630	909,311
6.500%, 02/01/30	5,832	6,594
6.500%, 08/01/31	14,090	16,273
6.500%, 10/01/31	7,698	8,704
6.500%, 11/01/31	31,569	36,460
6.500%, 03/01/32	475,853	549,617
6.500%, 04/01/32	456,031	526,722
6.500%, 09/01/36	748,036	853,055
6.500%, 11/01/37	382,417	435,971
7.000%, 12/01/27	2,025	2,364
7.000%, 11/01/28	5,407	6,258
7.000%, 04/01/29	5,784	6,644
7.000%, 05/01/29	1,553	1,716
7.000%, 06/01/29	6,423	6,724
7.000%, 07/01/29	2,496	2,848
7.000%, 01/01/31	108,138	116,298
7.500%, 08/01/24	22,343	23,208
7.500%, 10/01/27	13,328	15,227
7.500%, 10/01/29	20,388	23,196
7.500%, 05/01/30	14,760	16,939
8.000%, 02/01/27	4,881	5,809
8.000%, 10/01/28	9,325	11,039
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	4,412,918	4,626,244
5.000%, 10/15/20	450,346	480,989
5.000%, 01/15/21	231,958	248,534
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	4,089,499	4,126,203
3.000%, 12/15/42	2,905,001	2,931,073
3.000%, 02/15/43	2,517,037	2,542,936

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 03/15/43	3,410,406	$3,439,491
3.000%, 05/15/43	4,427,586	4,465,345
3.000%, 07/15/43	2,850,511	2,874,821
3.500%, 01/15/42	4,184,972	4,333,457
3.500%, 02/15/42	1,879,157	1,945,836
3.500%, 03/15/42	2,965,572	3,076,555
3.500%, 05/15/42	2,524,446	2,614,021
3.500%, 09/15/42	2,451,106	2,538,079
3.500%, 05/15/43	2,802,519	2,901,054
4.000%, 07/15/39	3,569,303	3,795,366
4.000%, 07/15/40	2,245,288	2,390,667
4.000%, 03/15/41	1,955,691	2,079,946
4.000%, 10/15/41	3,498,778	3,721,073
4.500%, 01/15/39	591,596	643,823
4.500%, 04/15/39	1,524,271	1,658,836
4.500%, 05/15/39	3,728,884	4,058,075
4.500%, 08/15/39	1,671,135	1,818,665
4.500%, 01/15/40	1,770,886	1,932,407
4.500%, 04/15/40	2,138,889	2,333,976
4.500%, 02/15/41	929,501	1,009,919
4.500%, 04/15/41	1,233,662	1,340,395
5.000%, 12/15/35	552,299	612,758
5.000%, 12/15/36	355,907	391,907
5.000%, 01/15/39	1,911,207	2,109,127
5.000%, 02/15/39	383,443	424,758
5.000%, 08/15/39	2,945,098	3,262,423
5.000%, 09/15/39	671,693	744,066
5.000%, 12/15/39	1,252,176	1,387,094
5.000%, 05/15/40	2,210,386	2,461,020
5.500%, 03/15/36	606,015	679,012
5.500%, 01/15/37	826,545	926,162
5.500%, 11/15/37	667,706	748,180
5.500%, 09/15/38	367,915	412,176
5.500%, 08/15/39	2,042,857	2,289,656
6.000%, 01/15/29	8,085	9,132
6.000%, 01/15/33	315,219	362,549
6.000%, 03/15/35	360,709	417,893
6.000%, 12/15/35	238,534	276,216
6.000%, 06/15/36	296,519	335,555
6.000%, 09/15/36	392,085	443,701
6.000%, 07/15/38	1,597,244	1,834,421
6.500%, 05/15/23	1,422	1,612
6.500%, 02/15/27	41,704	47,905
6.500%, 07/15/28	14,355	16,342
6.500%, 08/15/28	18,713	21,471
6.500%, 11/15/28	11,505	13,444
6.500%, 12/15/28	11,417	12,944
6.500%, 07/15/29	2,242	2,542
6.500%, 05/15/36	249,181	282,493
7.000%, 01/15/28	2,634	3,020
7.000%, 04/15/28	3,337	3,453
7.000%, 05/15/28	18,269	20,165
7.000%, 06/15/28	10,378	11,932
7.000%, 10/15/28	10,068	11,112
7.000%, 06/15/29	2,152	2,211

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
7.000%, 09/15/29	13,662	14,777
7.000%, 01/15/31	1,412	1,450
7.000%, 03/15/31	29,151	31,460
7.000%, 07/15/31	573,028	672,271
7.000%, 08/15/31	87,181	104,076
7.000%, 02/15/32	15,073	15,547
7.000%, 07/15/32	38,493	44,967
7.500%, 08/15/29	355	356
7.500%, 04/15/30	8,767	8,978
8.000%, 08/15/26	3,919	4,516
8.000%, 09/15/26	4,897	5,563
8.000%, 05/15/27	1,466	1,507
8.000%, 06/15/29	24,038	26,071
9.000%, 11/15/24	12,259	14,179
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	3,770,726	3,805,165
3.000%, 03/20/43	4,682,355	4,722,306
3.500%, 12/20/41	2,639,101	2,732,883
3.500%, 03/20/42	4,246,635	4,403,699
3.500%, 08/20/42	2,522,664	2,615,966
3.500%, 01/20/43	7,287,451	7,549,467
3.500%, 04/20/43	2,660,054	2,756,369
3.500%, 07/20/44	4,753,420	4,925,002
4.000%, 11/20/40	2,760,352	2,942,227
4.000%, 12/20/40	2,524,178	2,690,492
4.000%, 05/20/43	3,124,440	3,319,229
4.000%, 11/20/43	2,579,498	2,739,378
4.000%, 02/20/44	4,634,054	4,967,151
4.000%, 04/20/44	3,623,358	3,850,197
4.000%, 05/20/44	4,607,086	4,895,512
4.500%, 08/20/40	2,656,122	2,898,745
4.500%, 12/20/40	1,518,713	1,657,439
4.500%, 04/20/41	1,493,451	1,624,058
4.500%, 03/20/42	1,061,747	1,154,600
4.500%, 10/20/43	2,370,998	2,574,616
4.500%, 02/20/44	4,278,788	4,646,245
5.000%, 08/20/40	1,166,819	1,301,283
5.000%, 10/20/40	1,096,766	1,223,157
6.500%, 06/20/31	35,545	41,396
6.500%, 11/20/38	935,701	1,071,009
7.500%, 02/20/28	4,002	4,573

		642,517,999

Federal Agencies—4.6%
Federal Farm Credit Bank
4.875%, 12/16/15	4,500,000	4,747,741
Federal Home Loan Bank
0.375%, 06/24/16 (b)	10,040,000	10,012,545
4.875%, 05/17/17 (b)	4,420,000	4,863,934
5.375%, 05/18/16 (b)	2,900,000	3,128,937
Federal Home Loan Mortgage Corp.
0.875%, 03/07/18 (b)	17,000,000	16,705,922
1.250%, 10/02/19 (b)	3,000,000	2,902,607
1.375%, 05/01/20 (b)	5,145,000	4,960,634

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
4.750%, 01/19/16 (b)	2,850,000	$3,012,300
5.125%, 11/17/17 (b)	3,530,000	3,949,592
5.625%, 11/23/35	1,040,000	1,094,649
Federal National Mortgage Association
0.500%, 03/30/16 (b)	9,450,000	9,460,749
0.875%, 05/21/18 (b)	10,160,000	9,945,568
4.875%, 12/15/16 (b)	4,430,000	4,827,166
5.375%, 07/15/16 (b)	5,870,000	6,371,510
5.375%, 06/12/17	8,300,000	9,257,219
6.625%, 11/15/30 (b)	2,450,000	3,480,144
Tennessee Valley Authority
5.250%, 09/15/39	3,350,000	4,081,930

		102,803,147

U.S. Treasury—35.5%
U.S. Treasury Bonds
2.750%, 08/15/42 (b)	2,020,000	1,850,966
2.875%, 05/15/43 (b)	4,760,000	4,459,025
3.125%, 02/15/42 (b)	1,800,000	1,782,540
3.125%, 02/15/43 (b)	3,270,000	3,222,519
3.375%, 05/15/44 (b)	3,000,000	3,096,960
3.500%, 02/15/39	2,080,000	2,212,829
3.625%, 02/15/44	10,120,000	10,937,190
3.750%, 08/15/41 (b)	1,830,000	2,031,959
3.875%, 08/15/40 (b)	10,380,000	11,750,367
4.250%, 11/15/40 (b)	7,280,000	8,744,081
4.375%, 11/15/39 (b)	3,900,000	4,758,663
4.375%, 05/15/40 (b)	5,220,000	6,382,964
4.375%, 05/15/41	5,850,000	7,176,253
4.500%, 02/15/36 (b)	5,675,000	7,006,071
4.500%, 05/15/38 (b)	4,950,000	6,120,526
5.000%, 05/15/37 (b)	2,760,000	3,642,565
5.250%, 02/15/29 (b)	750,000	966,090
5.375%, 02/15/31	3,075,000	4,070,562
6.125%, 11/15/27	5,750,000	7,902,627
6.250%, 08/15/23 (b)	7,700,000	10,077,144
6.375%, 08/15/27 (b)	2,800,000	3,917,704
6.500%, 11/15/26	1,000,000	1,399,500
7.125%, 02/15/23 (b)	11,125,000	15,186,070
7.250%, 08/15/22 (b)	6,120,000	8,324,975
7.875%, 02/15/21 (b)	4,450,000	6,000,336
8.000%, 11/15/21 (b)	2,920,000	4,040,988
8.125%, 08/15/19 (b)	2,645,000	3,437,072
8.125%, 08/15/21 (b)	1,250,000	1,729,850
8.500%, 02/15/20 (b)	6,700,000	8,983,092
8.750%, 08/15/20 (b)	1,000,000	1,376,780
8.875%, 02/15/19 (b)	10,215,000	13,364,386
9.125%, 05/15/18 (b)	1,600,000	2,041,648
9.250%, 02/15/16 (b)	1,375,000	1,543,149
U.S. Treasury Notes
0.625%, 10/15/16 (b)	9,970,000	9,965,813
0.625%, 05/31/17 (b)	5,000,000	4,956,400
0.625%, 08/31/17 (b)	21,700,000	21,412,476
0.625%, 04/30/18	5,000,000	4,868,050

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.875%, 11/30/16 (b)	23,800,000	23,889,250
0.875%, 05/15/17 (b)	10,000,000	9,986,500
1.000%, 08/31/16	11,820,000	11,916,216
1.000%, 09/30/16 (b)	35,670,000	35,938,951
1.000%, 10/31/16 (b)	7,010,000	7,059,911
1.000%, 03/31/17	7,850,000	7,873,629
1.125%, 05/31/19 (b)	12,300,000	11,966,055
1.125%, 03/31/20 (b)	5,100,000	4,887,024
1.250%, 09/30/15 (b)	7,750,000	7,834,708
1.250%, 10/31/19 (b)	5,130,000	4,990,515
1.250%, 02/29/20 (b)	25,800,000	24,932,604
1.375%, 11/30/15	19,400,000	19,661,900
1.375%, 09/30/18	12,890,000	12,809,695
1.375%, 11/30/18 (b)	15,000,000	14,873,250
1.500%, 03/31/19 (b)	31,870,000	31,622,370
1.625%, 11/15/22 (b)	5,000,000	4,725,850
1.750%, 05/15/22 (b)	4,900,000	4,711,399
1.750%, 05/15/23 (b)	6,420,000	6,085,133
1.875%, 09/30/17 (b)	15,900,000	16,255,524
2.000%, 11/15/21 (b)	10,950,000	10,779,180
2.000%, 02/15/22	3,800,000	3,731,752
2.000%, 02/15/23	6,900,000	6,695,346
2.125%, 02/29/16 (b)	4,790,000	4,912,576
2.125%, 08/15/21 (b)	8,710,000	8,667,060
2.375%, 03/31/16 (b)	20,560,000	21,180,088
2.375%, 05/31/18	31,000,000	32,065,469
2.500%, 08/15/23 (b)	14,400,000	14,483,953
2.500%, 05/15/24	7,000,000	7,004,270
2.625%, 02/29/16 (b)	2,510,000	2,592,152
2.625%, 04/30/16	17,800,000	18,422,821
2.625%, 08/15/20 (b)	6,000,000	6,203,040
2.750%, 05/31/17 (b)	9,840,000	10,304,153
2.750%, 11/15/23 (b)	5,085,000	5,211,871
3.000%, 08/31/16 (b)	8,350,000	8,736,187
3.000%, 09/30/16 (b)	18,100,000	18,958,665
3.000%, 02/28/17	14,980,000	15,761,057
3.125%, 05/15/19	3,000,000	3,188,310
3.250%, 05/31/16 (b)	8,230,000	8,612,613
3.375%, 11/15/19 (b)	4,350,000	4,684,384
3.500%, 02/15/18 (b)	4,000,000	4,290,400
3.500%, 05/15/20	7,790,000	8,443,970
3.625%, 02/15/20	17,190,000	18,741,226
3.750%, 11/15/18	4,550,000	4,947,989
3.875%, 05/15/18 (b)	4,700,000	5,115,856
4.000%, 08/15/18 (b)	9,620,000	10,539,479
4.250%, 11/15/17	4,700,000	5,145,560
4.500%, 11/15/15 (b)	8,950,000	9,382,106
4.500%, 02/15/16	4,520,000	4,780,623
4.625%, 02/15/17 (b)	8,475,000	9,235,377
4.875%, 08/15/16 (b)	8,330,000	8,998,316
5.125%, 05/15/16	4,830,000	5,197,370

		789,773,893

Total U.S. Treasury & Government Agencies (Cost $1,485,686,194)		1,535,095,039

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—25.1%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
Boeing Co. (The)
7.250%, 06/15/25	460,000	$605,195
Lockheed Martin Corp.
6.150%, 09/01/36 (b)	1,700,000	2,119,705
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	701,934
Raytheon Co.
3.125%, 10/15/20	1,000,000	1,020,702
United Technologies Corp.
4.500%, 06/01/42	2,645,000	2,740,840
4.875%, 05/01/15	900,000	923,550
7.500%, 09/15/29	200,000	279,638

		8,391,564

Agriculture—0.2%
Altria Group, Inc.
9.700%, 11/10/18	750,000	961,914
Archer-Daniels-Midland Co.
4.479%, 03/01/21	2,000,000	2,194,862
Philip Morris International, Inc.
4.500%, 03/26/20 (b)	925,000	1,015,285

		4,172,061

Auto Manufacturers—0.2%
Daimler Finance North America LLC
8.500%, 01/18/31	1,050,000	1,569,974
Ford Motor Co.
7.450%, 07/16/31	2,200,000	2,910,721

		4,480,695

Banks—5.5%
American Express Centurion Bank
0.875%, 11/13/15	3,000,000	3,002,267
Bank of America Corp.
3.300%, 01/11/23	4,075,000	3,957,073
4.100%, 07/24/23	2,905,000	2,956,825
5.750%, 08/15/16	2,850,000	3,072,366
5.875%, 02/07/42	3,000,000	3,536,653
6.500%, 08/01/16	1,750,000	1,909,714
6.500%, 07/15/18	200,000	228,658
Bank of New York Mellon Corp. (The)
5.450%, 05/15/19	2,000,000	2,259,664
Bank of Nova Scotia
2.050%, 10/30/18 (b)	3,480,000	3,469,088
Barclays Bank plc
5.000%, 09/22/16	1,750,000	1,879,876
BB&T Corp.
3.200%, 03/15/16	1,865,000	1,919,166
BNP Paribas S.A.
5.000%, 01/15/21 (b)	3,225,000	3,570,844
Capital One Financial Corp.
6.750%, 09/15/17 (b)	1,200,000	1,369,920
Citigroup, Inc.
5.375%, 08/09/20	2,200,000	2,468,488
5.850%, 08/02/16 (b)	500,000	540,309

Banks—(Continued)
Citigroup, Inc.
6.125%, 11/21/17 (b)	1,700,000	1,914,601
6.125%, 05/15/18	1,900,000	2,148,980
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.250%, 05/24/41	3,640,000	4,051,971
Credit Suisse
4.375%, 08/05/20	2,611,000	2,800,545
Deutsche Bank AG
6.000%, 09/01/17	1,500,000	1,676,029
Fifth Third Bancorp
8.250%, 03/01/38	1,175,000	1,712,158
Goldman Sachs Group, Inc. (The)
3.625%, 02/07/16 (b)	2,825,000	2,921,582
6.000%, 06/15/20	2,000,000	2,292,011
6.125%, 02/15/33	2,075,000	2,483,170
6.250%, 09/01/17	760,000	852,024
6.450%, 05/01/36	2,000,000	2,306,205
HSBC Holdings plc
5.100%, 04/05/21	2,556,000	2,869,933
6.500%, 09/15/37	905,000	1,109,647
JPMorgan Chase & Co.
3.250%, 09/23/22	2,850,000	2,808,828
4.950%, 03/25/20	2,650,000	2,926,329
6.300%, 04/23/19 (b)	1,900,000	2,197,790
JPMorgan Chase Bank N.A.
6.000%, 10/01/17	2,700,000	3,021,512
KFW
1.000%, 06/11/18	3,536,000	3,473,375
1.250%, 02/15/17 (b)	3,000,000	3,026,629
2.375%, 08/25/21 (b)	1,945,000	1,953,222
2.625%, 02/16/16	2,791,000	2,875,207
2.750%, 09/08/20	2,300,000	2,381,801
4.875%, 01/17/17	2,900,000	3,161,909
Lloyds Bank plc
6.375%, 01/21/21	1,500,000	1,789,871
Morgan Stanley
5.625%, 09/23/19	1,900,000	2,133,642
7.250%, 04/01/32	1,850,000	2,460,295
7.300%, 05/13/19	2,460,000	2,938,486
PNC Bank N.A.
4.875%, 09/21/17	1,000,000	1,090,184
5.250%, 01/15/17 (b)	1,600,000	1,736,061
Royal Bank of Canada
2.150%, 03/15/19 (b)	3,915,000	3,919,876
State Street Bank and Trust Co.
5.300%, 01/15/16	300,000	317,325
SunTrust Banks, Inc.
3.600%, 04/15/16	1,450,000	1,505,274
Wachovia Corp.
5.750%, 06/15/17	700,000	778,417
Wells Fargo & Co.
3.676%, 06/15/16	2,775,000	2,904,786
5.000%, 11/15/14	2,000,000	2,010,688
Wells Fargo Bank N.A.
5.950%, 08/26/36	1,900,000	2,324,906

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Westpac Banking Corp.
3.000%, 12/09/15	2,000,000	$2,054,675

		121,070,855

Beverages—0.5%
Anheuser-Busch Cos. LLC
6.450%, 09/01/37	880,000	1,118,568
Coca-Cola Co. (The)
3.150%, 11/15/20 (b)	280,000	290,906
3.200%, 11/01/23	3,000,000	2,997,909
Diageo Finance B.V.
5.300%, 10/28/15	870,000	913,391
Pepsi Bottling Group, Inc. (The)
7.000%, 03/01/29 (b)	300,000	397,527
PepsiCo, Inc.
3.600%, 03/01/24 (b)	3,975,000	4,050,173
5.000%, 06/01/18 (b)	1,000,000	1,111,883

		10,880,357

Biotechnology—0.1%
Amgen, Inc.
5.700%, 02/01/19	850,000	962,869
6.150%, 06/01/18	1,650,000	1,882,678

		2,845,547

Building Materials—0.0%
CRH America, Inc.
6.000%, 09/30/16	900,000	981,507

Chemicals—0.5%
Dow Chemical Co. (The)
4.250%, 11/15/20	2,750,000	2,933,762
9.400%, 05/15/39	650,000	1,028,493
E. I. du Pont de Nemours & Co.
5.600%, 12/15/36	1,000,000	1,155,671
6.000%, 07/15/18	1,000,000	1,148,359
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20 (b)	970,000	1,080,759
Praxair, Inc.
3.000%, 09/01/21	3,950,000	3,997,149

		11,344,193

Computers—0.5%
Apple, Inc.
2.400%, 05/03/23	2,072,000	1,957,524
4.450%, 05/06/44	2,944,000	3,000,000
Hewlett-Packard Co.
5.500%, 03/01/18	1,950,000	2,179,045
International Business Machines Corp.
4.000%, 06/20/42 (b)	3,200,000	3,067,711
8.375%, 11/01/19 (b)	425,000	547,936

		10,752,216

Cosmetics/Personal Care—0.2%
Procter & Gamble Co. (The)
2.300%, 02/06/22 (b)	3,600,000	3,509,567
6.450%, 01/15/26	200,000	258,115

		3,767,682

Diversified Financial Services—1.0%
Associates Corp. of North America
6.950%, 11/01/18	1,700,000	1,986,087
Bear Stearns Cos. LLC (The)
5.700%, 11/15/14	900,000	901,850
BlackRock, Inc.
3.500%, 12/10/14	1,500,000	1,508,883
General Electric Capital Corp.
5.300%, 02/11/21 (b)	1,915,000	2,160,149
5.400%, 02/15/17	2,000,000	2,191,509
5.500%, 01/08/20 (b)	3,360,000	3,843,840
5.875%, 01/14/38	2,050,000	2,465,667
6.750%, 03/15/32	1,250,000	1,638,752
7.500%, 08/21/35	100,000	139,579
HSBC Finance Corp.
5.500%, 01/19/16	900,000	950,757
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/01/18	2,900,000	3,823,508
Nomura Holdings, Inc.
6.700%, 03/04/20 (b)	1,325,000	1,569,420

		23,180,001

Electric—2.0%
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	3,800,000	4,006,505
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	3,070,000	2,896,984
5.850%, 04/01/18 (b)	855,000	967,892
Duke Energy Carolinas LLC
5.300%, 02/15/40	2,000,000	2,332,582
Exelon Corp.
5.625%, 06/15/35	1,500,000	1,660,072
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	2,138,162
Georgia Power Co.
5.700%, 06/01/17	1,400,000	1,552,028
Hydro-Quebec
7.500%, 04/01/16	1,350,000	1,478,470
8.400%, 01/15/22	1,000,000	1,315,116
Nisource Finance Corp.
4.800%, 02/15/44	4,000,000	4,046,739
Northern States Power Co.
6.250%, 06/01/36	2,200,000	2,835,443
Ohio Power Co.
5.375%, 10/01/21 (b)	1,640,000	1,891,139
Oncor Electric Delivery Co. LLC
7.000%, 05/01/32	950,000	1,292,002
Pacific Gas & Electric Co.
5.400%, 01/15/40	3,320,000	3,792,852

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
PacifiCorp
2.950%, 02/01/22	2,800,000	$2,825,252
PPL Capital Funding, Inc.
3.400%, 06/01/23 (b)	4,000,000	3,944,076
Progress Energy, Inc.
5.625%, 01/15/16	1,900,000	2,015,345
PSEG Power LLC
8.625%, 04/15/31	1,000,000	1,432,447
Southern California Edison Co.
5.000%, 01/15/16	1,500,000	1,581,866

		44,004,972

Electronics—0.3%
Honeywell International, Inc.
5.000%, 02/15/19	2,000,000	2,229,478
Koninklijke Philips NV
5.750%, 03/11/18	900,000	1,012,410
Thermo Fisher Scientific, Inc.
4.150%, 02/01/24 (b)	3,445,000	3,561,311

		6,803,199

Environmental Control—0.1%
Waste Management, Inc.
7.000%, 07/15/28	1,265,000	1,634,542

Food—0.7%
ConAgra Foods, Inc.
5.819%, 06/15/17	1,000,000	1,105,137
General Mills, Inc.
5.650%, 02/15/19	1,700,000	1,935,516
Kroger Co. (The)
3.300%, 01/15/21	3,900,000	3,953,687
Mondelez International, Inc.
4.125%, 02/09/16 (b)	2,200,000	2,291,196
5.375%, 02/10/20	1,800,000	2,023,312
Safeway, Inc.
7.250%, 02/01/31 (b)	813,000	791,659
Sysco Corp.
2.600%, 06/12/22 (b)	2,400,000	2,301,005
Unilever Capital Corp.
5.900%, 11/15/32 (b)	1,500,000	1,966,891

		16,368,403

Forest Products & Paper—0.2%
Georgia-Pacific LLC
8.000%, 01/15/24	1,800,000	2,395,444
International Paper Co.
7.950%, 06/15/18	820,000	979,412

		3,374,856

Gas—0.0%
Sempra Energy
6.150%, 06/15/18	900,000	1,027,170

Healthcare-Products—0.1%
Baxter International, Inc.
5.375%, 06/01/18 (b)	1,400,000	1,552,561

Healthcare-Services—0.4%
Aetna, Inc.
2.750%, 11/15/22	3,000,000	2,871,069
Laboratory Corp. of America Holdings
4.625%, 11/15/20 (b)	1,900,000	2,009,434
UnitedHealth Group, Inc.
5.375%, 03/15/16	1,700,000	1,813,429
WellPoint, Inc.
5.850%, 01/15/36	1,800,000	2,096,470

		8,790,402

Household Products/Wares—0.0%
Kimberly-Clark Corp.
6.125%, 08/01/17	500,000	564,827

Insurance—1.0%
ACE INA Holdings, Inc.
3.350%, 05/15/24	4,000,000	3,980,796
Aflac, Inc.
3.625%, 06/15/23	2,975,000	3,000,653
Allstate Corp. (The)
6.900%, 05/15/38	150,000	206,720
7.450%, 05/16/19	1,700,000	2,079,432
American International Group, Inc.
5.450%, 05/18/17	1,900,000	2,089,838
5.850%, 01/16/18	1,800,000	2,023,902
AXA S.A.
8.600%, 12/15/30 (b)	1,165,000	1,561,100
Berkshire Hathaway, Inc.
1.900%, 01/31/17	2,900,000	2,952,019
Chubb Corp. (The)
6.000%, 05/11/37	865,000	1,090,084
Hartford Financial Services Group, Inc.
6.100%, 10/01/41 (b)	780,000	956,364
Prudential Financial, Inc.
5.700%, 12/14/36	1,525,000	1,743,968

		21,684,876

Iron/Steel—0.1%
Vale Overseas, Ltd.
6.875%, 11/21/36	1,100,000	1,235,154

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
7.900%, 12/15/18	1,757,000	2,150,717

Machinery-Diversified—0.1%
Deere & Co.
2.600%, 06/08/22	1,950,000	1,893,017

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—1.2%
21st Century Fox America, Inc.
6.550%, 03/15/33	1,950,000	$2,432,021
Comcast Corp.
4.650%, 07/15/42	3,670,000	3,813,025
5.650%, 06/15/35	1,500,000	1,776,789
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.000%, 03/01/21	2,600,000	2,866,504
Discovery Communications LLC
6.350%, 06/01/40	1,800,000	2,132,904
Thomson Reuters Corp.
6.500%, 07/15/18 (b)	800,000	922,459
Time Warner Cable, Inc.
5.000%, 02/01/20	1,900,000	2,107,624
5.850%, 05/01/17	1,800,000	1,995,819
6.550%, 05/01/37	100,000	125,164
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	380,000	504,427
Time Warner, Inc.
6.100%, 07/15/40	925,000	1,078,159
7.700%, 05/01/32 (b)	685,000	940,613
Viacom, Inc.
4.375%, 03/15/43	3,500,000	3,177,093
6.250%, 04/30/16	770,000	832,760
Walt Disney Co. (The)
2.750%, 08/16/21	1,930,000	1,943,395

		26,648,756

Mining—0.5%
Barrick North America Finance LLC
4.400%, 05/30/21	3,125,000	3,177,447
Freeport-McMoRan, Inc.
3.550%, 03/01/22 (b)	3,700,000	3,615,178
Newmont Mining Corp.
6.250%, 10/01/39 (b)	1,800,000	1,810,202
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	1,751,000	2,087,716

		10,690,543

Miscellaneous Manufacturing—0.2%
General Electric Co.
5.250%, 12/06/17	1,800,000	1,999,474
Tyco Electronics Group S.A.
6.550%, 10/01/17	1,600,000	1,823,110
Tyco International Finance S.A / Tyco International, Ltd.
6.875%, 01/15/21 (b)	1,275,000	1,512,873

		5,335,457

Multi-National—1.4%
Asian Development Bank
5.500%, 06/27/16	3,850,000	4,174,933
European Bank for Reconstruction & Development
1.000%, 06/15/18 (b)	3,564,000	3,499,429

Security Description	Principal Amount*	Value

Multi-National—(Continued)
European Investment Bank
1.625%, 06/15/17 (b)	1,975,000	$2,005,401
4.000%, 02/16/21	1,700,000	1,880,568
4.875%, 02/15/36	3,700,000	4,528,562
5.125%, 05/30/17	1,750,000	1,935,950
Inter-American Development Bank
2.375%, 08/15/17	2,000,000	2,070,882
6.800%, 10/15/25	500,000	667,418
7.000%, 06/15/25	200,000	267,360
International Bank for Reconstruction & Development
2.375%, 05/26/15 (b)	1,420,000	1,440,434
7.625%, 01/19/23	2,970,000	4,112,603
8.875%, 03/01/26	535,000	815,615
International Finance Corp.
1.750%, 09/04/18	2,975,000	2,991,858

		30,391,013

Office/Business Equipment—0.1%
Xerox Corp.
6.350%, 05/15/18	2,550,000	2,916,388

Oil & Gas—1.5%
Anadarko Petroleum Corp.
6.375%, 09/15/17	2,445,000	2,764,941
Apache Finance Canada Corp.
7.750%, 12/15/29	300,000	418,403
BP Capital Markets plc
3.245%, 05/06/22	3,900,000	3,875,579
Canadian Natural Resources, Ltd.
6.250%, 03/15/38	1,800,000	2,177,896
Chevron Corp.
3.191%, 06/24/23 (b)	3,025,000	3,047,917
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	1,550,000	1,928,385
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	932,546
Devon Energy Corp.
6.300%, 01/15/19	850,000	983,157
Hess Corp.
8.125%, 02/15/19	3,130,000	3,843,045
Marathon Oil Corp.
6.600%, 10/01/37	2,000,000	2,496,434
Petrobras International Finance Co.
6.125%, 10/06/16	600,000	645,429
Shell International Finance B.V.
4.300%, 09/22/19	1,000,000	1,095,456
Statoil ASA
6.700%, 01/15/18	300,000	347,454
Suncor Energy, Inc.
6.100%, 06/01/18	2,500,000	2,855,758
Total Capital International S.A.
2.700%, 01/25/23	3,000,000	2,885,050
Transocean, Inc.
6.375%, 12/15/21 (b)	2,035,000	2,153,345

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
XTO Energy, Inc.
6.500%, 12/15/18	1,600,000	$1,895,333

		34,346,128

Oil & Gas Services—0.2%
Weatherford International, Ltd.
4.500%, 04/15/22	2,300,000	2,400,431
9.625%, 03/01/19	1,500,000	1,920,283

		4,320,714

Pharmaceuticals—1.1%
Abbott Laboratories
5.125%, 04/01/19	1,073,000	1,198,938
AbbVie, Inc.
4.400%, 11/06/42	3,200,000	3,001,153
AstraZeneca plc
4.000%, 09/18/42	5,200,000	4,823,674
Bristol-Myers Squibb Co.
5.875%, 11/15/36 (b)	2,000,000	2,451,485
Express Scripts Holding Co.
6.125%, 11/15/41	1,520,000	1,835,389
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38	2,100,000	2,685,252
Johnson & Johnson
5.950%, 08/15/37	910,000	1,173,443
6.950%, 09/01/29	250,000	350,318
Merck & Co., Inc.
6.550%, 09/15/37	1,000,000	1,321,762
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	369,814
Novartis Capital Corp.
4.400%, 04/24/20	900,000	991,715
Sanofi
4.000%, 03/29/21 (b)	2,775,000	2,978,534
Wyeth LLC
5.500%, 02/15/16	1,700,000	1,815,920

		24,997,397

Pipelines—0.8%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	284,898
Energy Transfer Partners L.P.
4.650%, 06/01/21	1,950,000	2,057,374
Enterprise Products Operating LLC
6.300%, 09/15/17	1,900,000	2,152,767
Kinder Morgan Energy Partners L.P.
6.500%, 02/01/37	2,000,000	2,220,759
Plains All American Pipeline L.P. / PAA Finance Corp.
6.500%, 05/01/18 (b)	2,485,000	2,861,357
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28	1,050,000	1,286,536
7.625%, 04/01/37	640,000	818,736
TransCanada PipeLines, Ltd.
6.200%, 10/15/37	1,800,000	2,161,669

Pipelines—(Continued)
Williams Partners L.P.
5.250%, 03/15/20	3,575,000	3,961,710

		17,805,806

Real Estate—0.0%
Regency Centers L.P.
5.250%, 08/01/15	850,000	881,468

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc.
6.100%, 03/15/20	860,000	997,905
Boston Properties L.P.
3.850%, 02/01/23	2,950,000	3,009,893
ERP Operating L.P.
5.750%, 06/15/17	900,000	997,796
HCP, Inc.
5.375%, 02/01/21	2,591,000	2,891,622
Kimco Realty Corp.
6.875%, 10/01/19	550,000	652,472
Simon Property Group L.P.
5.250%, 12/01/16	2,000,000	2,158,543

		10,708,231

Retail—0.8%
Costco Wholesale Corp.
5.500%, 03/15/17	465,000	511,953
CVS Health Corp.
2.250%, 12/05/18	3,930,000	3,936,028
Home Depot, Inc. (The)
4.400%, 04/01/21	1,450,000	1,599,827
5.400%, 03/01/16	900,000	958,636
Lowe’s Cos., Inc.
6.875%, 02/15/28	1,000,000	1,262,238
McDonald’s Corp.
5.350%, 03/01/18	885,000	988,629
Target Corp.
6.350%, 11/01/32	1,000,000	1,252,177
Wal-Mart Stores, Inc.
2.550%, 04/11/23	4,000,000	3,833,701
5.250%, 09/01/35	935,000	1,077,110
5.625%, 04/15/41	1,900,000	2,294,388
Walgreen Co.
5.250%, 01/15/19	900,000	997,306

		18,711,993

Semiconductors—0.1%
Intel Corp.
2.700%, 12/15/22 (b)	2,000,000	1,938,325

Software—0.5%
Adobe Systems, Inc.
4.750%, 02/01/20 (b)	2,200,000	2,412,180
Microsoft Corp.
4.200%, 06/01/19 (b)	2,700,000	2,964,548

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
2.375%, 01/15/19 (b)	3,885,000	$3,925,279
5.250%, 01/15/16	2,000,000	2,118,759

		11,420,766

Telecommunications—1.7%
America Movil S.A.B. de C.V.
2.375%, 09/08/16	2,875,000	2,937,404
AT&T Mobility LLC
7.125%, 12/15/31	100,000	132,272
AT&T, Inc.
5.500%, 02/01/18	3,500,000	3,910,976
5.800%, 02/15/19	1,700,000	1,946,826
6.300%, 01/15/38	1,300,000	1,533,849
British Telecommunications plc
9.625%, 12/15/30	1,000,000	1,567,177
Cellco Partnership / Verizon Wireless Capital LLC
8.500%, 11/15/18	333,000	413,289
Cisco Systems, Inc.
5.500%, 01/15/40 (b)	2,000,000	2,325,068
Deutsche Telekom International Finance B.V.
5.750%, 03/23/16	460,000	491,783
8.750%, 06/15/30	1,000,000	1,449,689
Orange S.A.
2.750%, 09/14/16	2,857,000	2,940,150
Rogers Communications, Inc.
6.800%, 08/15/18	800,000	934,866
Telefonica Emisiones S.A.U.
6.221%, 07/03/17	1,400,000	1,561,294
Verizon Communications, Inc.
4.600%, 04/01/21	2,400,000	2,606,241
5.150%, 09/15/23	3,510,000	3,872,761
6.100%, 04/15/18	1,600,000	1,824,185
6.550%, 09/15/43	3,304,000	4,097,739
Verizon New York, Inc.
7.375%, 04/01/32	500,000	613,799
Vodafone Group plc
6.150%, 02/27/37	2,170,000	2,479,958

		37,639,326

Transportation—0.3%
CSX Corp.
6.150%, 05/01/37	1,600,000	1,957,556
7.900%, 05/01/17	500,000	579,701
Norfolk Southern Corp.
3.000%, 04/01/22	1,911,000	1,887,116
5.590%, 05/17/25	28,000	32,061
Union Pacific Corp.
6.625%, 02/01/29	1,200,000	1,542,752
United Parcel Service, Inc.
5.125%, 04/01/19	760,000	856,122

		6,855,308

Total Corporate Bonds & Notes (Cost $539,168,132)		558,558,993

Foreign Government—2.0%
Security Description	Principal Amount*	Value

Banks—0.1%
Oesterreichische Kontrollbank AG
1.625%, 03/12/19 (b)	3,025,000	$3,007,459

Provincial—0.5%
Province of British Columbia
2.000%, 10/23/22	1,970,000	1,883,448
Province of Nova Scotia
5.125%, 01/26/17	900,000	983,636
9.250%, 03/01/20	250,000	329,324
Province of Ontario
2.450%, 06/29/22 (b)	4,000,000	3,912,164
4.400%, 04/14/20 (b)	2,100,000	2,330,811
Province of Quebec
7.500%, 07/15/23	350,000	462,631

		9,902,014

Sovereign—1.4%
Brazilian Government International Bonds
6.000%, 01/17/17	3,755,000	4,092,950
7.125%, 01/20/37	1,650,000	2,037,750
Colombia Government International Bond
8.125%, 05/21/24	1,500,000	1,983,750
Italy Government International Bond
4.500%, 01/21/15	1,475,000	1,492,228
Mexico Government International Bonds
5.750%, 10/12/10	4,100,000	4,296,800
6.750%, 09/27/34	1,050,000	1,338,750
8.000%, 09/24/22 (b)	2,200,000	2,937,000
Panama Government International Bond
5.200%, 01/30/20	1,370,000	1,507,000
Peruvian Government International Bond
8.750%, 11/21/33	1,450,000	2,222,125
Philippine Government International Bond
5.000%, 01/13/37	1,740,000	1,933,575
Republic of Korea
7.125%, 04/16/19	1,600,000	1,940,301
Turkey Government International Bonds
3.250%, 03/23/23	2,350,000	2,112,650
6.250%, 09/26/22	1,607,000	1,768,037
7.375%, 02/05/25 (b)	1,473,000	1,751,147

		31,414,063

Total Foreign Government (Cost $43,459,741)		44,323,536

Mortgage-Backed Securities—1.7%

Commercial Mortgage-Backed Securities—1.7%
Bear Stearns Commercial Mortgage Securities Trust
5.540%, 09/11/41	955,843	1,015,319
5.694%, 06/11/50 (a)	1,500,000	1,643,045
Citigroup / Deutsche Bank Commercial Mortgage Trust
5.400%, 07/15/44 (a)	1,901,826	1,953,365

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust
4.733%, 10/15/41	152,335	$152,278
5.431%, 10/15/49	1,500,000	1,603,799
5.974%, 03/15/49 (a)	1,682,518	1,776,735
Commercial Mortgage Trust
5.989%, 12/10/49 (a)	2,400,000	2,645,168
Freddie Mac Multifamily Structured Pass-Through Certificates
2.902%, 08/25/20	2,634,044	2,730,134
3.060%, 07/25/23 (a)	4,800,000	4,853,088
GMAC Commercial Mortgage Securities, Inc.
4.697%, 05/10/43	1,500,000	1,519,431
GS Mortgage Securities Corp. II
4.751%, 07/10/39	1,870,423	1,884,829
GS Mortgage Securities Trust
3.377%, 05/10/45	2,750,000	2,805,089
4.243%, 08/10/46	966,000	1,035,636
JPMorgan Chase Commercial Mortgage Securities Trust
5.420%, 01/15/49	2,365,347	2,548,329
5.440%, 06/12/47	860,537	926,412
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	2,500,000	2,587,870
Merrill Lynch Mortgage Trust
4.855%, 10/12/41 (a)	12,849	12,841
Morgan Stanley Capital I Trust
4.989%, 08/13/42	1,000,000	1,010,743
5.831%, 06/11/42 (a)	2,000,000	2,193,121
6.105%, 06/11/49 (a)	1,391,372	1,529,836
WF-RBS Commercial Mortgage Trust
3.488%, 06/15/46	1,054,000	1,049,851

Total Mortgage-Backed Securities (Cost $36,623,730)		37,476,919

Municipals—0.7%
Los Angeles Community College District, Build America Bonds
6.750%, 08/01/49	2,210,000	3,160,676
Los Angeles, Unified School District, Build America Bonds
6.758%, 07/01/34	2,160,000	2,891,894
Municipal Electric Authority of Georgia, Build America Bonds
6.637%, 04/01/57	2,000,000	2,508,280
Oregon School Boards Association, Build America Bonds
5.680%, 06/30/28	1,900,000	2,216,768
State of California, Build America Bonds
7.300%, 10/01/39	2,000,000	2,795,300
State of Illinois, Build America Bonds
5.100%, 06/01/33	1,230,000	1,194,392

Total Municipals (Cost $12,083,954)		14,767,310

Asset-Backed Securities—0.5%
Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Automobile—0.2%
CarMax Auto Owner Trust
0.970%, 04/16/18	3,145,000	3,154,150
Honda Auto Receivables Owner Trust
0.770%, 05/15/17	355,000	355,572

		3,509,722

Asset-Backed - Credit Card—0.3%
Citibank Credit Card Issuance Trust
2.880%, 01/23/23	4,924,000	5,007,086
4.850%, 03/10/17	2,500,000	2,549,605

		7,556,691

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust
4.250%, 12/25/31	54,794	54,877

Total Asset-Backed Securities (Cost $11,410,074)		11,121,290

Short-Term Investments—24.8%

Discount Notes—0.3%
Federal Home Loan Bank
0.002%, 10/02/14 (c)	300,000	300,000
0.002%, 10/22/14 (c)	200,000	200,000
0.005%, 10/29/14 (c)	1,400,000	1,399,995
0.079%, 11/14/14 (c)	1,200,000	1,199,883
Federal Home Loan Mortgage Corp.
0.010%, 10/17/14 (c)	2,800,000	2,799,987
Federal National Mortgage Association
0.019%, 12/24/14 (c)	800,000	799,964

		6,699,829

Mutual Fund—24.3%
State Street Navigator Securities Lending MET Portfolio (d)	539,469,594	539,469,594

U.S. Treasury—0.2%
U.S. Treasury Bill
0.027%, 11/13/14 (b) (c)	3,700,000	3,699,881

Total Short-Term Investments (Cost $549,869,304)		549,869,304

Total Investments—123.8% (Cost $2,678,301,129) (e)		2,751,212,391
Other assets and liabilities (net)—(23.8)%		(528,225,295)

Net Assets—100.0%		$2,222,987,096

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $563,813,027 and the collateral received consisted of cash in the amount of $539,469,594 and non-cash collateral with a value of $40,308,609. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $2,678,301,129. The aggregate unrealized appreciation and depreciation of investments were $100,664,518 and $(27,753,256), respectively, resulting in net unrealized appreciation of $72,911,262.
(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,535,095,039	$—	$1,535,095,039
Total Corporate Bonds & Notes*	—	558,558,993	—	558,558,993
Total Foreign Government*	—	44,323,536	—	44,323,536
Total Mortgage-Backed Securities*	—	37,476,919	—	37,476,919
Total Municipals	—	14,767,310	—	14,767,310
Total Asset-Backed Securities*	—	11,121,290	—	11,121,290
Short-Term Investments
Discount Notes	—	6,699,829	—	6,699,829
Mutual Fund	539,469,594	—	—	539,469,594
U.S. Treasury	—	3,699,881	—	3,699,881
Total Short-Term Investments	539,469,594	10,399,710	—	549,869,304
Total Investments	$539,469,594	$2,211,742,797	$—	$2,751,212,391

Collateral for securities loaned (Liability)	$—	$(539,469,594)	$—	$(539,469,594)

*	See Schedule of Investments for additional detailed categorizations.

MSF-17

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—61.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—44.8%
Fannie Mae 15 Yr. Pool
2.500%, TBA (a)	50,800,000	$51,025,227
3.000%, 11/01/28	6,146,894	6,351,724
3.000%, 12/01/28	1,493,643	1,544,814
3.000%, 01/01/29	720,855	745,568
3.000%, 04/01/29	2,114,830	2,185,476
3.000%, 05/01/29	3,690,326	3,814,761
3.000%, 08/01/29	4,173,484	4,312,906
3.000%, TBA (a)	18,900,000	19,467,000
3.500%, 08/01/28	1,258,930	1,330,845
3.500%, 10/01/28	6,267,836	6,626,662
3.500%, 11/01/28	7,363,080	7,784,041
3.500%, 02/01/29	14,513,040	15,344,398
3.500%, TBA (a)	6,708,000	7,051,261
4.000%, 01/01/25	34,055	36,048
4.000%, 02/01/25	6,825,809	7,284,560
4.000%, 09/01/25	1,277,914	1,363,776
4.000%, 10/01/25	3,593,101	3,834,701
4.000%, 01/01/26	1,070,521	1,142,872
4.000%, 04/01/26	670,540	715,820
4.000%, 07/01/26	3,189,036	3,404,616
4.000%, 08/01/26	1,425,956	1,522,108
4.500%, 12/01/20	2,110,690	2,245,326
4.500%, 02/01/25	1,379,919	1,472,447
4.500%, 04/01/25	244,054	260,561
4.500%, 07/01/25	908,735	969,345
4.500%, 06/01/26	19,956,647	21,307,954
4.500%, TBA (a)	12,900,000	13,615,548
Fannie Mae 20 Yr. Pool
5.000%, 05/01/23	6,075	6,701
Fannie Mae 30 Yr. Pool
3.000%, 12/01/42	3,666,914	3,633,795
3.000%, 01/01/43	8,052,643	7,978,250
3.000%, 02/01/43	14,573,904	14,455,483
3.000%, 03/01/43	29,700,129	29,383,070
3.000%, 04/01/43	20,545,342	20,332,560
3.000%, 05/01/43	28,329,598	28,088,041
3.000%, 06/01/43	3,523,061	3,499,247
3.000%, TBA (a)	10,395,000	10,247,196
3.500%, 01/01/42	299,202	307,053
3.500%, 04/01/42	96,763	99,512
3.500%, 05/01/42	397,203	407,381
3.500%, 06/01/42	1,303,149	1,338,047
3.500%, 07/01/42	512,085	525,205
3.500%, 10/01/42	495,889	509,977
3.500%, 12/01/42	261,327	268,747
3.500%, 01/01/43	1,604,500	1,650,088
3.500%, 02/01/43	2,419,120	2,482,504
3.500%, 03/01/43	6,223,838	6,395,415
3.500%, 04/01/43	99,935	102,774
3.500%, 06/01/43	2,288,500	2,347,139
3.500%, 07/01/43	18,036,299	18,528,381
3.500%, 08/01/43	11,895,439	12,209,665
3.500%, 09/01/43	214,041	219,792
3.500%, 10/01/43	233,287	239,917
3.500%, 11/01/43	2,766,572	2,839,197

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 01/01/44	2,679,743	2,752,844
3.500%, 06/01/44	543,399	558,071
3.500%, 07/01/44	454,070	466,511
3.500%, 08/01/44	4,090,370	4,201,581
3.500%, 09/01/44	8,283,430	8,498,079
3.500%, TBA (a)	44,575,000	45,560,527
4.000%, 06/01/39	1,898,908	2,003,875
4.000%, 12/01/39	188,599	199,024
4.000%, 05/01/42	1,090,428	1,158,073
4.000%, 07/01/42	7,049,066	7,486,462
4.000%, 11/01/42	602,184	638,667
4.000%, 02/01/43	6,479,132	6,871,187
4.000%, 03/01/43	1,735,438	1,839,281
4.000%, 05/01/43	4,302,980	4,563,376
4.000%, 06/01/43	714,944	758,209
4.000%, 08/01/43	2,123,596	2,252,120
4.000%, 11/01/43	6,122,364	6,495,755
4.000%, 12/01/43	1,738,843	1,846,773
4.000%, 01/01/44	14,899,629	15,824,308
4.000%, 02/01/44	14,292,528	15,180,020
4.000%, TBA (a)	120,885,000	127,229,499
4.500%, 11/01/39	649,331	702,856
4.500%, 08/01/40	7,840,423	8,479,505
4.500%, 08/01/41	284,147	307,120
4.500%, 09/01/41	1,483,887	1,605,262
4.500%, 08/01/42	2,154,795	2,328,696
4.500%, 08/01/43	390,306	421,362
4.500%, 09/01/43	31,289,280	33,822,632
4.500%, 10/01/43	4,833,537	5,231,325
4.500%, 12/01/43	4,310,200	4,666,404
4.500%, 01/01/44	7,513,611	8,179,801
4.500%, 02/01/44	1,483,411	1,604,760
4.500%, 03/01/44	7,435,269	8,041,610
4.500%, TBA (a)	13,900,000	14,974,886
5.000%, 11/01/32	21,497	23,790
5.000%, 03/01/33	18,358	20,312
5.000%, 04/01/33	117,542	129,874
5.000%, 07/01/33	199,803	220,950
5.000%, 08/01/33	24,742	27,409
5.000%, 09/01/33	3,394,348	3,754,433
5.000%, 11/01/33	822,398	909,808
5.000%, 12/01/33	334,554	370,077
5.000%, 02/01/34	130,694	144,542
5.000%, 03/01/34	100,687	111,373
5.000%, 04/01/34	35,839	39,642
5.000%, 06/01/34	59,669	66,001
5.000%, 07/01/34	994,405	1,099,901
5.000%, 10/01/34	2,676,606	2,960,039
5.000%, 12/01/34	92,682	102,516
5.000%, 04/01/35	11,031	12,202
5.000%, 07/01/35	1,541,782	1,705,467
5.000%, 09/01/35	13,728	15,187
5.000%, 10/01/35	4,989,751	5,518,853
5.000%, 12/01/35	1,535,829	1,698,359
5.000%, 08/01/36	1,434,517	1,586,089

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 07/01/37	758,049	$838,555
5.000%, 04/01/41	106,734	118,053
5.000%, 07/01/41	911,951	1,011,333
5.000%, 08/01/41	1,091,333	1,206,781
5.000%, 01/01/42	318,123	352,478
5.500%, 11/01/32	3,083,019	3,458,509
5.500%, 12/01/32	471,672	529,375
5.500%, 01/01/33	1,935,562	2,171,767
5.500%, 12/01/33	605,119	679,355
5.500%, 08/01/37	5,072,588	5,689,773
5.500%, 04/01/41	748,506	833,662
5.500%, TBA (a)	10,000,000	11,136,330
6.000%, 02/01/34	509,013	579,563
6.000%, 08/01/34	395,784	450,480
6.000%, 04/01/35	6,020,117	6,861,228
6.000%, 06/01/36	1,032,000	1,183,016
6.000%, 02/01/38	1,390,107	1,576,772
6.000%, 03/01/38	515,745	587,152
6.000%, 05/01/38	1,590,939	1,818,868
6.000%, 10/01/38	2,026,932	2,297,236
6.000%, 12/01/38	612,639	697,538
6.000%, 04/01/40	6,428,223	7,271,709
6.000%, 09/01/40	651,052	735,359
6.000%, 06/01/41	1,385,820	1,566,992
6.000%, TBA (a)	4,400,000	4,966,328
6.500%, 05/01/40	9,960,225	11,274,381
Fannie Mae ARM Pool
2.989%, 03/01/41 (b)	778,095	827,333
3.132%, 03/01/41 (b)	995,293	1,057,542
3.178%, 12/01/40 (b)	1,815,365	1,895,534
3.362%, 06/01/41 (b)	3,577,968	3,759,066
3.507%, 09/01/41 (b)	2,777,165	2,933,763
5.007%, 08/01/38 (b)	1,136,775	1,218,148
Fannie Mae REMICS (CMO)
5.000%, 04/25/35	279,524	298,691
Freddie Mac 15 Yr. Gold Pool
2.500%, TBA (a)	19,100,000	19,214,161
3.000%, TBA (a)	11,100,000	11,413,919
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	2,793,847	2,764,866
3.000%, 03/01/43	6,231,453	6,161,054
3.000%, 04/01/43	25,958,800	25,665,537
3.000%, 07/01/43	17,828,195	17,693,025
3.000%, 08/01/43	10,999,015	10,874,756
3.500%, 04/01/42	4,822,544	4,942,861
3.500%, 08/01/42	3,157,976	3,239,649
3.500%, 09/01/42	1,623,883	1,663,093
3.500%, 11/01/42	3,198,176	3,271,550
3.500%, 02/01/43	593,364	609,371
3.500%, 04/01/43	9,327,772	9,553,447
3.500%, 07/01/43	8,996,894	9,225,679
3.500%, 12/01/43	11,384,424	11,666,837
3.500%, 01/01/44	805,208	826,551
3.500%, 02/01/44	3,729,091	3,819,318
3.500%, 04/01/44	225,853	231,598

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 05/01/44	882,017	904,802
3.500%, 06/01/44	243,591	249,787
3.500%, 07/01/44	1,952,124	1,999,834
3.500%, 08/01/44	799,082	819,408
3.500%, 09/01/44	2,234,133	2,290,644
3.500%, TBA (a)	11,600,000	11,822,784
4.000%, 10/01/40	284,787	301,481
4.000%, 11/01/40	1,332,756	1,410,824
4.000%, 10/01/41	1,217,417	1,288,814
4.000%, 08/01/44	5,767,942	6,111,488
4.000%, TBA (a)	37,800,000	39,699,106
4.500%, 09/01/43	3,108,199	3,363,997
4.500%, 11/01/43	6,087,618	6,577,786
4.500%, TBA (a)	26,400,000	28,429,401
5.000%, 10/01/41	1,632,293	1,803,440
5.000%, TBA (a)	27,300,000	30,008,672
5.500%, 06/01/41	7,389,872	8,224,907
5.500%, TBA (a)	2,300,000	2,555,156
Freddie Mac ARM Non-Gold Pool
3.015%, 02/01/41 (b)	1,475,892	1,571,409
Ginnie Mae (CMO)
0.989%, 02/16/53 (b) (c)	26,947,968	2,081,946
Ginnie Mae I 15 Yr. Pool
7.500%, 12/15/14	167	167
Ginnie Mae I 30 Yr. Pool
3.500%, 02/15/42	439,486	458,108
3.500%, 04/15/42	656,141	683,945
3.500%, 05/15/42	538,252	561,059
3.500%, 08/15/42	809,001	840,703
3.500%, 11/15/42	683,864	712,845
3.500%, 12/15/42	1,836,138	1,913,947
3.500%, 01/15/43	745,372	776,937
3.500%, 02/15/43	1,236,641	1,289,048
3.500%, 03/15/43	606,768	630,258
3.500%, 04/15/43	2,393,776	2,495,221
3.500%, 05/15/43	4,341,384	4,521,238
3.500%, 06/15/43	1,102,279	1,148,991
3.500%, 07/15/43	3,720,275	3,877,914
4.000%, 12/15/41	181,108	192,474
4.000%, 05/15/42	154,045	163,713
4.000%, TBA (a)	14,905,000	15,809,778
4.500%, 02/15/42	29,701,609	32,321,876
4.500%, TBA (a)	17,300,000	18,762,390
5.000%, 12/15/38	790,581	871,054
5.000%, 07/15/39	2,185,872	2,416,614
5.000%, 12/15/40	2,788,480	3,091,399
5.000%, TBA (a)	26,700,000	29,368,435
5.500%, 04/15/33	62,079	69,531
5.500%, TBA (a)	12,500,000	13,883,300
6.500%, 04/15/33	54,562	61,862
8.000%, 11/15/29	6,194	6,314
8.500%, 01/15/17	2,194	2,204
8.500%, 03/15/17	846	850
8.500%, 05/15/17	469	471
8.500%, 11/15/21	2,826	2,840

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
8.500%, 05/15/22	1,278	$1,350
9.000%, 10/15/16	1,271	1,277
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (a)	57,705,000	58,070,163
3.500%, 10/20/42	885,972	917,501
3.500%, 01/20/43	787,586	815,633
3.500%, 04/20/43	693,090	717,635
3.500%, 07/20/44	28,570,293	29,582,083
3.500%, 08/20/44	185,113,935	191,669,571
3.500%, TBA (a)	83,600,000	86,261,490
4.000%, 09/20/40	257,941	274,481
4.000%, 10/20/40	480,116	510,952
4.000%, 12/20/40	6,789,259	7,226,010
4.000%, 01/20/41	5,092,880	5,420,905
4.000%, 02/20/41	89,250	94,962
4.000%, 07/20/43	489,533	519,875
4.000%, 07/20/44	111,855,686	118,788,625
4.000%, 08/20/44	21,844,763	23,208,235
4.000%, TBA (a)	120,300,000	127,489,790
4.500%, 05/20/41	29,964,572	32,663,637
4.500%, 06/20/41	2,928,975	3,190,328
4.500%, 07/20/41	1,798,471	1,958,441
4.500%, TBA (a)	1,880,000	2,038,919
5.000%, 10/20/33	2,019,761	2,252,930
5.000%, 10/20/39	896,337	997,235

		1,929,965,929

U.S. Treasury—16.8%
U.S. Treasury Bonds
2.750%, 08/15/42	11,015,000	10,092,494
2.750%, 11/15/42	465,000	425,402
3.125%, 08/15/44	49,390,900	48,603,708
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42	14,640,344	13,406,207
1.375%, 02/15/44	8,290,610	8,867,711
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/19	21,840,649	21,893,547
0.125%, 01/15/23	7,560,792	7,315,066
0.625%, 01/15/24	59,313,657	59,610,225
U.S. Treasury Notes
0.250%, 05/31/15	29,515,000	29,551,894
0.500%, 09/30/16	11,435,000	11,416,235
1.000%, 09/15/17	175,885,000	175,610,268
1.000%, 11/30/19 (d)	91,390,000	87,563,044
1.250%, 11/30/18	5,817,800	5,737,805
1.625%, 08/31/19 (j)	14,605,000	14,504,591
1.625%, 11/15/22	6,432,200	6,078,931
2.000%, 05/31/21	17,429,000	17,227,486
2.000%, 08/31/21	21,325,300	21,037,067
2.125%, 09/30/21	43,852,900	43,578,819
2.375%, 08/15/24	140,140,000	138,519,701

		721,040,201

Total U.S. Treasury & Government Agencies (Cost $2,655,924,545)		2,651,006,130

Corporate Bonds & Notes—23.8%
Security Description	Principal Amount*	Value

Advertising—0.0%
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	485,000	489,636

Aerospace/Defense—0.1%
L-3 Communications Corp.
1.500%, 05/28/17 (e)	1,425,000	1,414,558
United Technologies Corp.
4.500%, 06/01/42	1,040,000	1,088,232

		2,502,790

Agriculture—0.4%
Altria Group, Inc.
4.000%, 01/31/24 (e)	2,927,000	2,986,840
Philip Morris International, Inc.
1.125%, 08/21/17 (e)	4,095,000	4,068,579
4.875%, 11/15/43	2,091,000	2,223,044
Reynolds American, Inc.
3.250%, 11/01/22	2,070,000	1,997,310
4.750%, 11/01/42 (e)	1,795,000	1,707,052
6.150%, 09/15/43 (e)	320,000	366,059
7.250%, 06/15/37	1,655,000	2,079,501

		15,428,385

Airlines—0.0%
United Continental Holdings, Inc.
6.000%, 07/15/28 (e)	2,120,000	1,950,400

Auto Manufacturers—0.3%
General Motors Co.
4.875%, 10/02/23 (e)	2,350,000	2,485,125
6.250%, 10/02/43 (e)	1,410,000	1,649,700
Jaguar Land Rover Automotive plc
8.250%, 03/15/20 (GBP)	220,000	394,440
Toyota Motor Credit Corp.
2.750%, 05/17/21 (e)	8,195,000	8,269,050

		12,798,315

Auto Parts & Equipment—0.0%
Johnson Controls, Inc.
3.625%, 07/02/24 (e)	1,560,000	1,546,904
Samvardhana Motherson Automotive Systems Group B.V.
4.125%, 07/15/21 (EUR)	103,000	125,850
Servus Luxembourg Holding SCA
7.750%, 06/15/18 (EUR)	93,505	125,429

		1,798,183

Banks—5.7%
Bank of America Corp.
2.600%, 01/15/19	9,321,000	9,302,843
2.650%, 04/01/19 (e)	20,705,000	20,641,539
4.200%, 08/26/24	4,950,000	4,907,197
4.875%, 04/01/44	1,080,000	1,119,820
5.750%, 12/01/17	6,235,000	6,937,691

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of New York Mellon Corp. (The)
2.100%, 01/15/19	4,220,000	$4,198,010
Bank of Nova Scotia (The)
1.300%, 07/21/17	10,965,000	10,909,868
2.800%, 07/21/21 (e)	7,075,000	6,991,833
Bankia S.A.
4.000%, 05/22/24 (EUR) (b)	200,000	242,506
Barclays plc
4.375%, 09/11/24 (e)	1,350,000	1,308,366
Branch Banking & Trust Co.
2.300%, 10/15/18	2,160,000	2,186,836
Citigroup, Inc.
2.500%, 09/26/18 (e)	5,097,000	5,130,151
2.500%, 07/29/19	5,000,000	4,955,445
4.450%, 01/10/17	2,730,000	2,908,739
5.300%, 05/06/44	2,775,000	2,883,383
Discover Bank
7.000%, 04/15/20	1,678,000	1,985,176
Goldman Sachs Group, Inc. (The)
2.625%, 01/31/19	6,320,000	6,303,745
2.900%, 07/19/18	6,205,000	6,355,819
3.625%, 02/07/16	3,625,000	3,746,155
4.800%, 07/08/44	2,220,000	2,232,334
5.750%, 01/24/22	2,876,000	3,270,515
6.125%, 02/15/33	3,415,000	4,087,065
6.250%, 02/01/41	1,665,000	2,016,686
6.750%, 10/01/37	3,825,000	4,566,235
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 05/11/16 (144A) (e)	13,340,000	13,740,200
HSBC Holdings plc
6.375%, 12/29/49 (b) (e)	5,485,000	5,478,144
6.500%, 05/02/36 (e)	3,370,000	4,132,385
HSBC USA, Inc.
3.500%, 06/23/24	1,895,000	1,896,048
JPMorgan Chase & Co.
1.350%, 02/15/17	12,770,000	12,742,174
3.200%, 01/25/23 (e)	2,030,000	1,981,645
3.875%, 09/10/24	6,265,000	6,141,849
4.750%, 03/01/15	6,975,000	7,100,410
4.850%, 02/01/44	2,745,000	2,875,544
Macquarie Bank, Ltd.
1.650%, 03/24/17 (144A)	3,455,000	3,454,679
Morgan Stanley
3.750%, 02/25/23	14,291,000	14,272,436
3.875%, 04/29/24 (e)	5,121,000	5,115,690
4.350%, 09/08/26 (e)	3,950,000	3,882,127
5.000%, 11/24/25	3,105,000	3,247,240
5.450%, 01/09/17	11,485,000	12,474,858
5.625%, 09/23/19	4,350,000	4,896,686
State Street Capital Trust IV
1.234%, 06/01/77 (b)	500,000	426,250
Wells Fargo & Co.
1.500%, 07/01/15	3,485,000	3,513,371
2.125%, 04/22/19 (e)	2,360,000	2,331,359
4.100%, 06/03/26	4,300,000	4,284,886

Banks—(Continued)
Wells Fargo & Co.
5.375%, 11/02/43	5,995,000	6,547,901
5.900%, 06/15/24 (b) (e)	3,728,000	3,797,900

		243,521,739

Biotechnology—0.3%
Amgen, Inc.
3.625%, 05/22/24	8,190,000	8,115,561
5.650%, 06/15/42	2,440,000	2,771,491

		10,887,052

Building Materials—0.0%
Cemex Finance LLC
5.250%, 04/01/21 (EUR)	100,000	129,463

Chemicals—0.2%
Eastman Chemical Co.
4.800%, 09/01/42	3,070,000	3,044,599
INEOS Group Holdings S.A.
5.750%, 02/15/19 (EUR)	100,000	126,621
LyondellBasell Industries NV
5.000%, 04/15/19 (e)	4,122,000	4,550,259
Monsanto Co.
2.750%, 07/15/21	1,070,000	1,060,941

		8,782,420

Coal—0.1%
Peabody Energy Corp.
6.000%, 11/15/18 (e)	497,000	487,060
6.250%, 11/15/21 (e)	2,913,000	2,709,090

		3,196,150

Commercial Services—0.3%
EC Finance plc
5.125%, 07/15/21 (EUR)	200,000	254,505
MasterCard, Inc.
3.375%, 04/01/24	2,812,000	2,827,286
TMF Group Holding B.V.
9.875%, 12/01/19 (EUR)	250,000	328,456
United Rentals North America, Inc.
7.625%, 04/15/22	8,490,000	9,232,875
Verisure Holding AB
8.750%, 12/01/18 (EUR)	230,000	309,384

		12,952,506

Computers—0.5%
Apple, Inc.
2.100%, 05/06/19 (e)	13,005,000	13,008,927
2.850%, 05/06/21	3,955,000	3,962,760
International Business Machines Corp.
3.625%, 02/12/24 (e)	3,612,000	3,685,938

		20,657,625

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—1.3%
American Express Credit Corp.
1.125%, 06/05/17	7,415,000	$7,362,865
2.250%, 08/15/19 (e)	4,265,000	4,235,162
Discover Financial Services
3.850%, 11/21/22	2,593,000	2,605,916
Ford Motor Credit Co. LLC
1.724%, 12/06/17	14,335,000	14,233,938
General Electric Capital Corp.
6.875%, 01/10/39	1,705,000	2,294,736
General Motors Financial Co., Inc.
2.625%, 07/10/17	8,090,000	8,126,704
2.750%, 05/15/16 (e)	4,123,000	4,153,923
4.750%, 08/15/17	5,115,000	5,357,962
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
3.500%, 03/15/17 (e)	1,030,000	1,019,700
4.875%, 03/15/19	1,405,000	1,383,925
6.000%, 08/01/20 (e)	1,660,000	1,705,650
MassMutual Global Funding II
2.350%, 04/09/19 (144A) (e)	4,815,000	4,819,531

		57,300,012

Electric—1.7%
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	5,200,000	6,723,667
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44 (e)	2,665,000	2,820,878
Cleveland Electric Illuminating Co. (The)
5.950%, 12/15/36	2,822,000	3,218,291
8.875%, 11/15/18	1,390,000	1,737,314
CMS Energy Corp.
3.875%, 03/01/24 (e)	1,724,000	1,763,211
Commonwealth Edison Co.
4.700%, 01/15/44	3,499,000	3,833,207
Dominion Resources, Inc.
1.950%, 08/15/16	6,100,000	6,200,876
DTE Energy Co.
3.500%, 06/01/24 (e)	4,100,000	4,113,940
Duke Energy Carolinas LLC
4.250%, 12/15/41	4,115,000	4,171,964
Duke Energy Corp.
3.750%, 04/15/24	883,000	905,238
Duke Energy Florida, Inc.
6.400%, 06/15/38	1,455,000	1,939,297
Entergy Arkansas, Inc.
3.700%, 06/01/24	5,220,000	5,366,176
Georgia Power Co.
3.000%, 04/15/16	6,380,000	6,597,724
Jersey Central Power & Light Co.
7.350%, 02/01/19	2,610,000	3,109,006
Pacific Gas & Electric Co.
4.750%, 02/15/44 (e)	1,562,000	1,649,122
PacifiCorp
3.600%, 04/01/24 (e)	10,825,000	11,116,506
4.100%, 02/01/42 (e)	3,020,000	2,983,552

Electric—(Continued)
PG&E Corp.
2.400%, 03/01/19	2,223,000	2,225,587
Progress Energy, Inc.
4.875%, 12/01/19 (e)	537,000	598,189
Southern Co. (The)
1.950%, 09/01/16	2,908,000	2,965,221
Virginia Electric and Power Co.
3.450%, 02/15/24	895,000	909,492

		74,948,458

Electronics—0.1%
Rexel S.A.
5.125%, 06/15/20 (EUR)	1,904,000	2,537,115
Thermo Fisher Scientific, Inc.
5.300%, 02/01/44 (e)	571,000	626,724
Trionista Holdco GmbH
5.000%, 04/30/20 (EUR)	306,000	399,054

		3,562,893

Engineering & Construction—0.0%
Astaldi S.p.A.
7.125%, 12/01/20 (EUR)	100,000	132,305

Entertainment—0.0%
Gala Group Finance plc
8.875%, 09/01/18 (GBP)	189,000	320,185
GLP Capital L.P. / GLP Financing II, Inc.
4.375%, 11/01/18	264,000	267,960
4.875%, 11/01/20	415,000	423,172

		1,011,317

Environmental Control—0.0%
Bilbao Luxembourg S.A.
10.500%, 12/01/18 (EUR) (f)	100,000	134,515

Food—0.0%
Bakkavor Finance 2 plc
8.750%, 06/15/20 (GBP)	180,000	307,856
Boparan Finance plc
5.500%, 07/15/21 (GBP)	100,000	143,472

		451,328

Forest Products & Paper—0.1%
International Paper Co.
4.800%, 06/15/44	2,250,000	2,179,179

Healthcare-Products—0.3%
3AB Optique Developpement SAS
5.625%, 04/15/19 (EUR)	100,000	117,464
Boston Scientific Corp.
2.650%, 10/01/18	4,911,000	4,959,059
CareFusion Corp.
1.450%, 05/15/17	2,465,000	2,452,174

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
IDH Finance plc
6.000%, 12/01/18 (GBP)	209,000	$345,597
Medtronic, Inc.
3.625%, 03/15/24	2,530,000	2,582,158
Ontex IV S.A.
9.000%, 04/15/19 (EUR)	240,000	322,836

		10,779,288

Healthcare-Services—0.9%
Aetna, Inc.
4.750%, 03/15/44	1,184,000	1,203,812
HCA, Inc.
7.250%, 09/15/20	8,300,000	8,715,000
Priory Group No. 3 plc
7.000%, 02/15/18 (GBP)	270,000	452,593
Roche Holdings, Inc.
2.875%, 09/29/21 (144A)	2,220,000	2,216,816
Tenet Healthcare Corp.
6.250%, 11/01/18	4,710,000	5,004,375
UnitedHealth Group, Inc.
3.375%, 11/15/21	1,745,000	1,801,468
WellPoint, Inc.
1.875%, 01/15/18	6,155,000	6,148,254
2.300%, 07/15/18	6,240,000	6,256,143
3.300%, 01/15/23	2,140,000	2,115,786
4.650%, 08/15/44	5,205,000	5,058,016

		38,972,263

Holding Companies-Diversified—0.0%
Co-operative Group Holdings
6.875%, 07/08/20 (GBP)	100,000	172,653

Home Furnishings—0.0%
DFS Furniture Holdings plc
7.625%, 08/15/18 (GBP)	215,000	359,004
Magnolia BC S.A.
9.000%, 08/01/20 (EUR)	100,000	122,010

		481,014

Household Products/Wares—0.5%
Kimberly-Clark Corp.
1.900%, 05/22/19	5,080,000	5,027,087
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.875%, 02/15/21	8,495,000	8,962,225
7.875%, 08/15/19 (e)	5,195,000	5,519,687

		19,508,999

Insurance—1.8%
American International Group, Inc.
2.300%, 07/16/19 (e)	3,490,000	3,464,422
3.375%, 08/15/20 (e)	8,120,000	8,362,861
4.500%, 07/16/44	3,420,000	3,378,755
5.450%, 05/18/17	4,215,000	4,644,909
8.175%, 05/15/58 (b)	4,290,000	5,780,775

Insurance—(Continued)
Genworth Financial, Inc.
7.200%, 02/15/21	4,150,000	4,887,667
7.625%, 09/24/21 (e)	10,385,000	12,599,383
Manulife Financial Corp.
3.400%, 09/17/15	1,675,000	1,720,446
Prudential Financial, Inc.
4.500%, 11/15/20 (e)	2,980,000	3,228,380
4.600%, 05/15/44	3,115,000	3,085,410
4.750%, 09/17/15	4,775,000	4,963,737
5.375%, 06/21/20	3,570,000	4,040,679
7.375%, 06/15/19	4,595,000	5,596,090
XL Group plc
6.500%, 04/15/17 (b) (e)	8,810,000	8,523,675
XLIT, Ltd.
2.300%, 12/15/18	2,138,000	2,136,108
5.250%, 12/15/43	1,036,000	1,139,236

		77,552,533

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 (EUR)	134,000	175,173

Lodging—0.2%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property
8.000%, 10/01/20 (144A) (e)	4,526,000	4,458,110
11.000%, 10/01/21 (144A) (e)	5,018,000	4,704,375

		9,162,485

Machinery-Construction & Mining—0.0%
Caterpillar, Inc.
4.750%, 05/15/64	1,495,000	1,552,170

Machinery-Diversified—0.1%
John Deere Capital Corp.
3.350%, 06/12/24 (e)	4,525,000	4,555,548

Media—1.0%
British Sky Broadcasting Group plc
2.625%, 09/16/19 (144A) (e)	1,015,000	1,014,389
CBS Corp.
2.300%, 08/15/19	2,630,000	2,594,369
4.625%, 05/15/18	1,525,000	1,657,565
Comcast Cable Communications LLC
8.500%, 05/01/27	2,400,000	3,374,856
COX Communications, Inc.
8.375%, 03/01/39 (144A)	4,590,000	6,506,633
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.600%, 02/15/21	5,230,000	5,683,786
NBCUniversal Enterprise, Inc.
5.250%, 03/29/49 (144A)	4,585,000	4,768,400
NBCUniversal Media LLC
4.375%, 04/01/21	2,225,000	2,423,804
4.450%, 01/15/43	2,009,000	2,013,980

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Numericable Group S.A.
5.375%, 05/15/22 (EUR)	100,000	$130,514
Time Warner Cable, Inc.
6.550%, 05/01/37 (e)	9,300,000	11,731,987
8.750%, 02/14/19	1,915,000	2,410,623
Unitymedia Kabel BW GmbH
9.500%, 03/15/21 (EUR)	270,000	384,930

		44,695,836

Metal Fabricate/Hardware—0.0%
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	230,000	295,382

Mining—0.3%
Newmont Mining Corp.
3.500%, 03/15/22 (e)	3,789,000	3,513,183
Novelis, Inc.
8.750%, 12/15/20	7,985,000	8,533,969

		12,047,152

Miscellaneous Manufacturing—0.1%
GCL Holdings SCA
9.375%, 04/15/18 (EUR)	220,000	294,977
General Electric Co.
4.500%, 03/11/44	2,950,000	3,058,398
Hydra Dutch Holdings 2 B.V.
5.703%, 04/15/19 (EUR) (b)	100,000	122,516

		3,475,891

Oil & Gas—2.4%
Anadarko Petroleum Corp.
3.450%, 07/15/24 (e)	2,080,000	2,042,947
4.500%, 07/15/44 (e)	1,735,000	1,671,690
Apache Corp.
4.750%, 04/15/43	1,285,000	1,284,148
6.000%, 01/15/37 (e)	2,965,000	3,496,254
BP Capital Markets plc
2.237%, 05/10/19	15,630,000	15,534,360
3.245%, 05/06/22	3,320,000	3,295,024
Continental Resources, Inc.
4.900%, 06/01/44 (e)	2,980,000	2,905,077
EOG Resources, Inc.
2.450%, 04/01/20	7,295,000	7,241,936
Exxon Mobil Corp.
1.819%, 03/15/19	12,115,000	12,110,929
Laredo Petroleum, Inc.
7.375%, 05/01/22 (e)	3,500,000	3,675,000
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19 (e)	4,115,000	4,017,269
Marathon Petroleum Corp.
4.750%, 09/15/44 (e)	1,245,000	1,195,155
MEG Energy Corp.
6.500%, 03/15/21 (144A) (e)	8,548,000	8,761,700
Murphy Oil Corp.
2.500%, 12/01/17	7,237,000	7,350,824

Oil & Gas—(Continued)
Nexen Energy ULC
5.875%, 03/10/35	280,000	320,731
Noble Energy, Inc.
5.250%, 11/15/43 (e)	4,755,000	5,015,869
6.000%, 03/01/41	3,680,000	4,243,353
8.250%, 03/01/19	3,001,000	3,710,580
Range Resources Corp.
5.750%, 06/01/21 (e)	135,000	141,750
Shell International Finance B.V.
4.550%, 08/12/43	1,435,000	1,517,447
Statoil ASA
2.900%, 11/08/20	7,535,000	7,683,846
Total Capital International S.A.
2.750%, 06/19/21	2,815,000	2,800,931
Transocean, Inc.
6.500%, 11/15/20 (e)	1,235,000	1,312,275
6.800%, 03/15/38 (e)	3,859,000	3,757,886

		105,086,981

Oil & Gas Services—0.1%
Schlumberger Investment S.A.
3.650%, 12/01/23	1,366,000	1,413,578
Weatherford International, Ltd.
5.950%, 04/15/42 (e)	3,070,000	3,297,530

		4,711,108

Packaging & Containers—0.0%
Ardagh Glass Finance plc
8.750%, 02/01/20 (EUR)	133,000	175,545
Ardagh Packaging Finance plc
9.250%, 10/15/20 (EUR)	109,000	147,310

		322,855

Pharmaceuticals—1.5%
AbbVie, Inc.
4.400%, 11/06/42	3,505,000	3,292,842
Actavis Funding SCS
2.450%, 06/15/19 (144A)	5,478,000	5,326,265
3.850%, 06/15/24 (144A)	9,451,000	9,161,544
Actavis, Inc.
3.250%, 10/01/22 (e)	5,315,000	5,126,541
4.625%, 10/01/42	2,815,000	2,572,206
AmerisourceBergen Corp.
1.150%, 05/15/17	12,290,000	12,210,103
Bristol-Myers Squibb Co.
4.500%, 03/01/44 (e)	6,886,000	7,130,825
Express Scripts Holding Co.
1.250%, 06/02/17	2,260,000	2,242,139
Forest Laboratories, Inc.
5.000%, 12/15/21 (144A)	5,205,000	5,563,546
Novartis Capital Corp.
4.400%, 04/24/20	3,180,000	3,521,122
Pfizer, Inc.
3.400%, 05/15/24	2,203,000	2,199,755
4.300%, 06/15/43	3,115,000	3,138,369
4.400%, 05/15/44 (e)	2,365,000	2,384,816

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21 (e)	2,000,000	$2,032,810

		65,902,883

Pipelines—0.6%
Energy Transfer Partners L.P.
3.600%, 02/01/23	6,225,000	6,059,421
Kinder Morgan Energy Partners L.P.
4.150%, 02/01/24 (e)	5,915,000	5,841,400
4.250%, 09/01/24 (e)	1,365,000	1,349,997
5.400%, 09/01/44 (e)	2,730,000	2,684,532
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	2,805,000	2,877,776
Williams Partners L.P.
3.900%, 01/15/25 (e)	6,225,000	6,178,842
5.400%, 03/04/44	1,701,000	1,804,043

		26,796,011

Retail—0.2%
CVS Health Corp.
5.300%, 12/05/43	1,039,000	1,164,098
Debenhams plc
5.250%, 07/15/21 (GBP)	200,000	304,776
Dufry Finance SCA
4.500%, 07/15/22 (EUR)	200,000	262,219
Home Depot, Inc. (The)
4.400%, 03/15/45 (e)	1,265,000	1,278,869
House of Fraser Funding plc
8.875%, 08/15/18 (GBP)	178,000	305,879
Lowe’s Cos., Inc.
4.250%, 09/15/44 (e)	1,265,000	1,232,691
5.000%, 09/15/43	1,285,000	1,409,585
Unique Pub Finance Co. plc (The)
5.659%, 06/30/27 (GBP)	188,623	309,609
Wal-Mart Stores, Inc.
4.000%, 04/11/43	3,732,000	3,630,254

		9,897,980

Software—0.3%
First Data Corp.
7.375%, 06/15/19 (144A)	1,245,000	1,310,487
Oracle Corp.
2.800%, 07/08/21	10,610,000	10,530,849
4.300%, 07/08/34	2,430,000	2,447,598

		14,288,934

Telecommunications—2.0%
Altice S.A.
7.250%, 05/15/22 (EUR)	100,000	130,726
America Movil S.A.B. de C.V.
2.375%, 09/08/16	7,975,000	8,145,426
Cisco Systems, Inc.
2.125%, 03/01/19 (e)	4,400,000	4,397,787

Telecommunications—(Continued)
Intelsat Jackson Holdings S.A.
7.250%, 04/01/19	4,886,000	5,130,300
Level 3 Financing, Inc.
8.125%, 07/01/19	5,270,000	5,612,550
MetroPCS Wireless, Inc.
7.875%, 09/01/18	270,000	280,665
Sprint Communications, Inc.
9.000%, 11/15/18 (144A)	10,180,000	11,757,900
Sprint Corp.
7.875%, 09/15/23 (144A)	3,535,000	3,747,100
T-Mobile USA, Inc.
6.633%, 04/28/21	1,345,000	1,378,625
6.731%, 04/28/22	1,295,000	1,324,137
6.836%, 04/28/23	410,000	421,275
Telecom Italia S.p.A.
4.875%, 09/25/20 (EUR)	200,000	277,626
Telenet Finance V Luxembourg SCA
6.750%, 08/15/24 (EUR)	320,000	451,172
Verizon Communications, Inc.
2.625%, 02/21/20 (144A)	7,408,000	7,315,067
3.850%, 11/01/42	11,092,000	9,686,045
4.500%, 09/15/20	3,735,000	4,040,725
4.862%, 08/21/46 (144A)	2,590,000	2,597,332
5.012%, 08/21/54 (144A)	2,570,000	2,582,200
5.050%, 03/15/34 (e)	7,455,000	7,898,647
5.150%, 09/15/23	3,734,000	4,134,916
Virgin Media Secured Finance plc
6.000%, 04/15/21 (GBP)	240,000	401,145
Vodafone Group plc
2.500%, 09/26/22 (e)	1,686,000	1,559,693
2.950%, 02/19/23 (e)	1,569,000	1,478,589
Wind Acquisition Finance S.A.
4.203%, 07/15/20 (EUR) (b)	300,000	377,494

		85,127,142

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	1,960,000	1,911,580
3.750%, 04/01/24	947,000	964,628
FedEx Corp.
4.900%, 01/15/34	2,920,000	3,142,230
5.100%, 01/15/44	1,695,000	1,817,877
Gategroup Finance Luxembourg S.A.
6.750%, 03/01/19 (EUR)	230,000	297,474
Ryder System, Inc.
2.450%, 09/03/19	4,415,000	4,390,250
Union Pacific Railroad Co. Pass Through Trust
3.227%, 05/14/26	3,990,000	3,975,037

		16,499,076

Total Corporate Bonds & Notes (Cost $1,017,283,593)		1,026,874,028

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—14.3%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—4.9%
AmeriCredit Automobile Receivables Trust
1.520%, 01/08/19	1,595,000	$1,587,566
1.660%, 09/10/18	1,400,000	1,407,035
1.680%, 07/08/19	3,191,000	3,174,905
2.290%, 11/08/19	845,000	846,189
2.420%, 05/08/18	3,450,000	3,509,174
2.720%, 09/09/19	860,000	875,912
3.310%, 10/08/19	2,010,000	2,052,347
AUTO ABS SRL
2.800%, 04/27/25 (EUR)	2,147,547	2,738,297
Chesapeake Funding LLC
1.756%, 11/07/23 (144A) (b)	3,230,000	3,263,169
2.156%, 11/07/23 (144A) (b)	2,075,000	2,096,260
Chrysler Capital Auto Receivables Trust
0.560%, 12/15/16 (144A)	3,111,989	3,114,263
0.850%, 05/15/18 (144A)	2,295,000	2,296,466
1.270%, 03/15/19 (144A)	3,175,000	3,167,863
1.760%, 08/15/19 (144A)	1,670,000	1,660,114
1.780%, 06/17/19 (144A)	1,455,000	1,452,634
2.240%, 09/16/19 (144A)	1,515,000	1,511,250
2.280%, 11/15/19 (144A)	2,150,000	2,138,009
Credit Acceptance Auto Loan Trust
1.210%, 10/15/20 (144A)	2,740,000	2,743,970
1.500%, 04/15/21 (144A)	2,870,000	2,883,036
1.520%, 03/16/20 (144A)	4,950,000	4,966,627
1.550%, 10/15/21 (144A)	7,190,000	7,218,242
1.830%, 04/15/21 (144A)	2,350,000	2,362,575
1.880%, 03/15/22 (144A)	6,280,000	6,279,060
2.200%, 09/16/19 (144A)	3,155,607	3,168,306
2.290%, 04/15/22 (144A)	1,965,000	1,987,710
3.120%, 03/16/20 (144A)	2,595,000	2,619,230
DT Auto Owner Trust
1.430%, 03/15/18 (144A)	2,895,000	2,902,301
2.720%, 04/17/17 (144A)	131,389	131,565
4.940%, 07/16/18 (144A)	3,689,059	3,750,316
Hyundai Auto Receivables Trust
2.610%, 05/15/18	5,570,000	5,717,956
Prestige Auto Receivables Trust
0.970%, 03/15/18 (144A)	4,491,253	4,491,702
1.090%, 02/15/18 (144A)	3,950,254	3,957,254
1.330%, 05/15/19 (144A)	6,000,000	6,007,782
5.180%, 07/16/18 (144A)	3,900,000	3,921,715
Santander Drive Auto Receivables Trust
1.190%, 05/15/18	8,640,000	8,649,314
1.210%, 10/16/17 (144A)	5,340,000	5,359,331
1.420%, 08/16/18 (144A)	976,331	976,331
1.430%, 11/16/18 (144A)	1,948,229	1,956,801
1.430%, 02/19/19 (144A)	1,116,796	1,116,796
1.430%, 04/16/19 (144A)	1,695,400	1,705,505
1.430%, 06/18/19 (144A)	1,783,086	1,783,086
1.430%, 12/17/19 (144A)	3,816,664	3,836,282
1.450%, 05/15/19	2,320,000	2,309,182
1.620%, 02/15/19	6,995,000	6,995,385
1.780%, 11/15/18 (144A)	9,950,000	10,021,013
1.820%, 05/15/19	9,415,000	9,409,709
1.940%, 12/15/16	7,111,341	7,137,326

Asset-Backed - Automobile—(Continued)
Santander Drive Auto Receivables Trust
2.250%, 06/17/19	5,820,000	5,847,965
2.330%, 11/15/19	9,395,000	9,390,321
2.360%, 04/15/20	4,275,000	4,297,807
2.600%, 11/16/20	3,015,000	3,011,831
2.720%, 05/16/16	630,409	631,434
2.760%, 02/18/20	3,040,000	3,029,366
3.010%, 04/16/18	5,350,000	5,458,701
3.120%, 10/15/19 (144A)	2,490,000	2,550,358
3.200%, 02/15/18	8,410,000	8,554,517
3.250%, 01/15/20	4,140,000	4,283,223
3.780%, 10/15/19 (144A)	1,625,000	1,694,652

		212,007,036

Asset-Backed - Credit Card—0.5%
CHLUPA Trust
3.326%, 08/15/20 (144A)	4,976,082	4,998,226
World Financial Network Credit Card Master Trust
2.150%, 04/17/23	6,545,000	6,461,139
2.230%, 08/15/22	10,290,000	10,292,367

		21,751,732

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust
0.435%, 10/25/35 (b)	4,815,822	4,501,585
Option One Mortgage Loan Trust
1.280%, 11/25/32 (b)	180,341	165,822

		4,667,407

Asset-Backed - Other—4.6%
American Homes 4 Rent
3.786%, 10/17/36 (144A)	2,436,000	2,439,359
Battalion CLO, Ltd.
1.632%, 10/22/25 (144A) (b)	5,205,000	5,185,138
Benefit Street Partners CLO II, Ltd.
1.434%, 07/15/24 (144A) (b)	2,240,000	2,207,825
Carlyle Global Market Strategies CLO, Ltd.
1.624%, 01/20/25 (144A) (b)	7,820,000	7,797,220
Chase Funding Trust
6.333%, 04/25/32	846,920	863,626
CIFC Funding, Ltd.
1.725%, 05/24/26 (144A) (b)	2,780,000	2,777,317
Countrywide Asset-Backed Certificates
0.315%, 01/25/46 (b)	5,993,846	5,211,439
CT CDO IV, Ltd.
0.464%, 10/20/43 (144A) (b)	3,566,039	3,513,761
Dryden Senior Loan Fund
1.664%, 11/15/23 (144A) (b)	4,250,000	4,241,555
First Franklin Mortgage Loan Trust
0.365%, 12/25/36 (b)	14,359,218	8,885,685
GT Loan Financing I, Ltd.
1.505%, 10/28/24 (144A) (b)	5,670,000	5,621,198

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
ING Investment Management Co.
1.684%, 01/18/26 (144A) (b)	3,140,000	$3,137,956
1.764%, 10/15/22 (144A) (b)	3,395,000	3,395,048
Invitation Homes Trust
1.254%, 09/17/31 (144A) (b)	1,420,000	1,416,615
KKR Financial CLO, Ltd.
1.384%, 07/15/25 (144A) (b)	4,895,000	4,802,964
Knollwood CDO, Ltd.
3.433%, 01/10/39 (144A) (b) (g)	753,749	8
Merrill Lynch First Franklin Mortgage Loan Trust
0.395%, 05/25/37 (b)	14,641,603	8,698,708
Northwoods Capital IX, Ltd.
1.654%, 01/18/24 (144A) (b)	5,070,000	5,046,937
Octagon Investment Partners XVI, Ltd.
1.353%, 07/17/25 (144A) (b)	5,600,000	5,523,112
OHA Loan Funding, Ltd.
1.505%, 08/23/24 (144A) (b)	5,670,000	5,627,515
OneMain Financial Issuance Trust
2.430%, 06/18/24 (144A)	12,580,000	12,579,748
2.470%, 09/18/24 (144A)	9,640,000	9,643,017
3.020%, 09/18/24 (144A)	1,325,000	1,324,999
4.330%, 09/18/24 (144A)	3,075,000	3,078,536
OZLM Funding IV, Ltd.
1.382%, 07/22/25 (144A) (b)	9,625,000	9,485,303
OZLM Funding, Ltd.
1.716%, 10/30/23 (144A) (b)	8,930,000	8,923,588
PFS Financing Corp.
1.254%, 02/15/18 (144A) (b)	4,230,000	4,243,718
PFS Tax Lien Trust
1.440%, 05/15/29 (144A)	5,077,653	5,081,776
Sound Point CLO, Ltd.
1.604%, 01/21/26 (144A) (b)	2,185,000	2,166,972
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	14,995,000	15,032,488
3.750%, 04/03/21 (144A)	10,632,161	10,716,097
4.610%, 10/25/27 (144A)	7,845,000	7,879,518
Vibrant CLO, Ltd.
1.713%, 07/17/24 (144A) (b)	16,240,000	16,202,534
2.633%, 07/17/24 (144A) (b)	3,060,000	3,059,556

		195,810,836

Asset-Backed - Student Loan—4.2%
Navient Student Loan Trust
0.854%, 09/16/24 (144A) (b)	4,744,883	4,745,097
1.904%, 10/17/44 (144A) (b)	3,250,000	3,221,208
Nelnet Student Loan Trust
0.685%, 08/23/36 (144A) (b)	4,030,000	3,785,646
1.005%, 07/27/37 (144A) (b)	3,810,000	3,792,040
1.885%, 11/25/24 (b)	6,095,000	6,389,407
Scholar Funding Trust
0.802%, 01/30/45 (144A) (b)	12,688,153	12,636,677
1.135%, 10/28/43 (144A) (b)	1,604,336	1,611,070
SLC Private Student Loan Trust
0.404%, 07/15/36 (b)	8,777,642	8,706,254

Asset-Backed - Student Loan—(Continued)
SLM Private Credit Student Loan Trust
0.404%, 03/15/23 (b)	1,175,966	1,156,002
0.414%, 03/15/23 (b)	9,606,246	9,517,811
0.424%, 12/15/23 (b)	13,280,000	13,136,297
0.434%, 06/15/21 (b)	4,739,060	4,713,152
0.784%, 12/16/30 (b)	4,603,289	4,542,497
SLM Private Education Loan Trust
0.754%, 08/15/22 (144A) (b)	2,118,537	2,122,219
0.804%, 07/15/22 (144A) (b)	3,381,452	3,386,301
1.004%, 02/15/22 (144A) (b)	3,617,014	3,634,213
1.554%, 08/15/25 (144A) (b)	2,143,842	2,170,100
1.554%, 10/15/31 (144A) (b)	3,740,000	3,825,294
1.770%, 05/17/27 (144A)	3,985,000	3,925,596
1.850%, 06/17/30 (144A)	25,300,000	24,634,635
2.090%, 06/15/45 (144A)	4,455,000	4,433,669
2.404%, 06/16/42 (144A) (b)	3,271,000	3,494,180
2.500%, 03/15/47 (144A)	720,000	688,975
2.654%, 01/15/43 (144A) (b)	5,200,000	5,541,843
2.940%, 10/15/31 (144A)	7,000,000	7,149,079
3.000%, 05/16/44 (144A)	970,000	939,566
3.310%, 10/15/46 (144A)	6,235,000	6,482,137
3.404%, 10/17/44 (144A) (b)	3,420,000	3,668,234
3.480%, 10/15/30 (144A)	870,000	906,270
3.740%, 02/15/29 (144A)	1,685,000	1,762,987
3.830%, 01/17/45 (144A)	8,460,000	8,824,550
4.540%, 10/17/44 (144A)	5,040,000	5,364,223
SLM Student Loan Trust
1.934%, 07/25/23 (b)	10,876,000	11,347,301

		182,254,530

Total Asset-Backed Securities (Cost $609,803,588)		616,491,541

Mortgage-Backed Securities—8.3%

Collateralized Mortgage Obligations—1.7%
Banc of America Alternative Loan Trust
5.500%, 10/25/35	2,930,502	2,680,325
Countrywide Alternative Loan Trust
0.295%, 05/25/47 (b)	5,695,050	4,795,391
0.344%, 03/20/47 (b)	3,304,754	2,624,712
0.354%, 07/20/46 (b)	5,722,422	3,946,817
5.500%, 04/25/37	1,693,885	1,424,301
6.500%, 09/25/37	12,354,229	10,049,547
Countrywide Home Loan Mortgage Pass-Through Trust
0.355%, 04/25/46 (b)	1,254,074	1,017,973
6.000%, 04/25/36	1,243,089	1,183,045
Credit Suisse Mortgage Capital Certificates
2.448%, 03/27/37 (144A) (b)	1,645,199	1,610,831
2.594%, 05/27/36 (144A) (b)	3,468,380	3,413,801
2.717%, 08/27/46 (144A) (b)	4,193,883	4,125,598
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.305%, 12/25/36 (b)	5,287,833	4,564,362

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Fannie Mae Connecticut Avenue Securities
4.555%, 01/25/24 (b)	3,645,000	$3,912,131
5.405%, 10/25/23 (b)	7,415,000	8,375,391
GSR Mortgage Loan Trust
6.000%, 07/25/37	1,951,005	1,772,422
JP Morgan Mortgage Trust
6.500%, 08/25/36	694,865	617,616
LSTAR Securities Investment Trust
3.254%, 09/01/21 (144A) (b)	9,957,000	9,957,000
Merrill Lynch Mortgage Investors Trust
2.724%, 05/25/36 (b)	3,539,050	2,909,082
Morgan Stanley Resecuritization Trust
0.326%, 11/26/33 (144A) (b)	1,999,139	1,739,251
Structured Adjustable Rate Mortgage Loan Trust
2.706%, 04/25/47 (b)	2,403,541	1,916,182
Wells Fargo Mortgage Backed Securities Trust
2.615%, 07/25/36 (b)	1,296,916	1,294,373

		73,930,151

Commercial Mortgage-Backed Securities—6.6%
Banc of America Commercial Mortgage Trust
5.482%, 01/15/49 (b)	630,000	662,053
5.772%, 02/10/51 (b)	2,590,000	2,771,598
5.790%, 06/10/49 (b)	6,914,374	7,474,721
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.621%, 07/10/43	3,730,819	3,763,628
BB-UBS Trust
0.730%, 11/05/36 (144A) (b) (c)	85,480,000	4,638,914
BHMS Mortgage Trust
1.656%, 07/05/33 (144A) (b)	2,695,000	2,695,000
CD Mortgage Trust
6.316%, 11/15/44 (b)	661,500	732,634
Citigroup Commercial Mortgage Trust
0.904%, 06/15/33 (144A) (b)	9,988,000	10,000,245
4.960%, 05/15/43 (b)	6,750,000	6,844,547
COBALT CMBS Commercial Mortgage Trust
5.969%, 05/15/46 (b)	4,494,000	4,884,744
Commercial Mortgage Pass-Through Certificates
1.671%, 10/13/28 (144A) (b)	5,888,061	5,925,597
1.676%, 03/10/46 (b) (c)	66,242,512	4,573,449
1.696%, 03/10/46 (b) (c)	40,992,403	3,422,661
1.922%, 01/10/46 (b) (c)	117,659,853	10,355,479
3.367%, 02/10/28 (144A)	3,665,000	3,606,045
3.400%, 10/05/30 (144A)	4,845,000	4,766,913
3.654%, 06/11/27 (144A) (b)	4,175,000	4,164,646
5.543%, 12/11/49 (144A) (b)	2,690,000	2,847,502
Credit Suisse Commercial Mortgage Trust
5.448%, 01/15/49 (b)	5,729	5,682
Credit Suisse First Boston Mortgage Securities Corp.
4.771%, 07/15/37	1,090,000	1,109,165

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Mortgage Capital Certificates
0.424%, 04/15/22 (144A) (b)	3,119,260	3,094,146
DBRR Trust
1.636%, 12/18/49 (144A) (b)	3,958,358	3,978,768
5.933%, 06/17/49 (144A) (b)	3,160,000	3,434,155
Del Coronado Trust
5.154%, 03/15/18 (144A) (b)	2,555,000	2,562,154
Extended Stay America Trust
2.675%, 12/05/31 (144A)	3,210,000	3,190,830
2.958%, 12/05/31 (144A)	4,640,000	4,680,586
Greenwich Capital Commercial Mortgage Trust
5.867%, 12/10/49 (b)	3,255,000	3,553,754
6.257%, 12/10/49 (b)	318,000	331,631
GS Mortgage Securities Corp. II
1.888%, 02/10/46 (b) (c)	107,289,685	10,680,366
3.550%, 12/10/27 (144A) (b)	9,462,358	8,892,942
GS Mortgage Securities Trust
1.387%, 04/10/47 (b) (c)	11,407,384	884,061
Hilton USA Trust
1.817%, 11/05/30 (144A) (b) (c)	64,000,000	247,680
5.609%, 11/05/30 (144A) (b)	6,747,000	6,851,606
JPMorgan Chase Commercial Mortgage Securities Corp.
2.079%, 12/15/47 (b) (c)	9,868,610	952,479
JPMorgan Chase Commercial Mortgage Securities Trust
0.727%, 04/15/46 (b) (c)	4,900,000	207,985
1.169%, 08/15/46 (b) (c)	74,998,789	3,430,370
1.717%, 04/15/46 (b) (c)	27,715,836	2,490,462
3.429%, 06/10/27 (144A)	1,140,000	1,164,632
3.958%, 04/15/46 (b)	2,230,000	2,183,299
5.431%, 06/12/47 (b)	11,281,406	12,158,344
5.951%, 06/15/43 (144A)	8,060,000	9,160,198
LB-UBS Commercial Mortgage Trust
5.205%, 04/15/30 (b)	3,610,000	3,674,439
Merrill Lynch Mortgage Trust
5.462%, 11/12/37 (b)	5,045,000	5,218,533
6.028%, 06/12/50 (b)	3,198,196	3,422,003
Morgan Stanley Bank of America Merrill Lynch Trust
1.402%, 11/15/46 (b) (c)	33,656,022	2,581,989
1.861%, 02/15/46 (b) (c)	24,697,034	2,284,970
Morgan Stanley Capital I Trust
5.406%, 03/15/44	3,090,000	3,327,479
5.665%, 04/15/49 (b)	3,905,069	4,242,264
5.773%, 04/12/49 (b)	8,065,000	8,659,721
6.105%, 06/11/49 (b)	8,726,000	9,432,178
Morgan Stanley Capital I, Inc.
6.340%, 07/15/30 (144A) (b)	105,953	105,868
Morgan Stanley Re-REMIC Trust
Zero Coupon, 03/23/51 (144A) (h)	5,158,078	5,021,176
Zero Coupon, 07/17/56 (144A) (h)	1,299,981	1,293,078
1.000%, 03/27/51 (144A)	3,915,501	3,875,425
2.000%, 07/27/49 (144A)	3,852,224	3,866,670
5.991%, 08/15/45 (144A) (b)	1,560,000	1,692,623

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Motel 6 Trust
2.743%, 10/05/25 (144A)	3,135,000	$3,133,313
RBSCF Trust
6.140%, 02/16/51 (144A) (b)	9,211,779	9,923,333
SCG Trust
1.554%, 11/15/26 (144A) (b)	5,285,000	5,300,353
2.104%, 11/15/26 (144A) (b)	3,290,000	3,300,192
STRIPs, Ltd.
1.500%, 12/25/44 (144A)	5,705,807	5,648,749
VFC LLC
2.750%, 07/20/30 (144A)	3,558,330	3,558,515
Wachovia Bank Commercial Mortgage Trust
0.554%, 09/15/21 (144A) (b)	4,285,000	4,159,874
6.140%, 02/15/51 (b)	4,472,000	4,652,799
Wells Fargo Resecuritization Trust
1.750%, 08/20/21 (144A)	2,972,201	2,973,539
WF-RBS Commercial Mortgage Trust
0.783%, 08/15/46 (b) (c)	43,839,463	1,600,184
1.410%, 05/15/47 (b) (c)	12,309,566	959,765
1.634%, 03/15/47 (b) (c)	27,636,464	2,401,111
1.643%, 03/15/48 (144A) (b) (c)	65,064,442	5,454,092
1.952%, 12/15/45 (144A) (b) (c)	42,364,355	4,281,299

		285,421,205

Total Mortgage-Backed Securities (Cost $368,701,202)		359,351,356

Foreign Government—2.1%

Sovereign—2.1%
Brazilian Government International Bond
4.250%, 01/07/25	9,653,000	9,556,470
Colombia Government International Bond
4.000%, 02/26/24	5,175,000	5,234,513
Indonesia Government International Bonds
5.375%, 10/17/23 (144A) (e)	7,195,000	7,680,662
5.875%, 01/15/24 (144A)	3,190,000	3,516,975
Italy Buoni Poliennali Del Tesoro
2.350%, 09/15/19 (EUR)	16,185,581	22,589,660
Mexico Government International Bond
4.000%, 10/02/23	16,050,000	16,587,675
Peruvian Government International Bond
7.350%, 07/21/25 (e)	2,900,000	3,777,250
Poland Government International Bond
5.000%, 03/23/22	3,500,000	3,845,625
Slovenia Government International Bonds
4.125%, 02/18/19 (144A)	2,015,000	2,098,119
5.250%, 02/18/24 (144A)	1,744,000	1,857,360
South Africa Government International Bond
4.665%, 01/17/24 (e)	2,600,000	2,619,500
Turkey Government International Bonds
5.750%, 03/22/24 (e)	10,500,000	11,147,850

Total Foreign Government (Cost $88,994,210)		90,511,659

Municipals—0.6%
Security Description	Principal/ Notional Amount*	Value
Los Angeles Community College District
6.600%, 08/01/42	980,000	1,350,038
Metropolitan Transportation Authority Build America Bonds
6.814%, 11/15/40	1,005,000	1,375,282
Municipal Electric Authority of Georgia, Build America Bonds
6.637%, 04/01/57	850,000	1,066,019
New Jersey State Turnpike Authority
7.414%, 01/01/40	1,241,000	1,777,348
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,742,934
5.500%, 06/15/43	2,825,000	3,321,268
5.882%, 06/15/44	980,000	1,239,220
New York State Dormitory Authority Build America Bonds
5.389%, 03/15/40	950,000	1,153,652
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,635,000	1,804,582
State of California General Obligation Unlimited, Build America Bonds 7.600%, 11/01/40	4,580,000	6,772,400
State of Illinois 5.100%, 06/01/33	4,380,000	4,253,199
University of California 4.858%, 05/15/2112	915,000	878,299

Total Municipals (Cost $25,780,017)		27,734,241

Purchased Options—0.6%

Call Options—0.4%
1 Year Interest Rate Swap, Exercise Rate 11.40, Expires 07/01/15 (Counterparty - Credit Suisse International) (BRL)	65,256,000	61,397
1 Year Interest Rate Swap, Exercise Rate 11.40, Expires 07/01/15 (Counterparty - Deutsche Bank AG) (BRL)	23,305,000	21,927
1 Year Interest Rate Swap, Exercise Rate 11.50, Expires 01/02/15 (Counterparty - Credit Suisse International) (BRL)	43,674,000	13,792
1 Year Interest Rate Swap, Exercise Rate 11.50, Expires 01/02/15 (Counterparty - JPMorgan Chase Bank N.A.) (BRL)	46,710,000	14,751
10 Year Interest Rate Swap, Exercise Rate 2.15, Expires 02/27/15 (Counterparty - Barclays Bank plc)	12,800,000	13,929
10 Year Interest Rate Swap, Exercise Rate 2.15, Expires 02/27/15 (Counterparty - Deutsche Bank AG)	7,900,000	8,597
10 Year Interest Rate Swap, Exercise Rate 2.20, Expires 03/04/15 (Counterparty - Barclays Bank plc)	20,700,000	31,313
2 Year Interest Rate Swap, Exercise Rate 11.50, Expires 01/02/15 (Counterparty - Deutsche Bank AG) (BRL)	32,003,000	34,922

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Purchased Options—(Continued)

Security Description	Notional Amount*	Value

Call Options—(Continued)
2 Year Interest Rate Swap, Exercise Rate 11.80, Expires 01/02/15 (Counterparty - Credit Suisse International) (BRL)	21,460,000	$16,123
2 Year Interest Rate Swap, Exercise Rate 11.80, Expires 01/02/15 (Counterparty - Credit Suisse International) (BRL)	17,238,000	12,951
5 Year Interest Rate Swap, Exercise Rate 2.53, Expires 09/30/15 (Counterparty - Barclays Bank plc)	142,570,000	2,270,427
EURO Currency, Strike Price MXN 17.50, Expires 11/06/14 (Counterparty - Barclays Bank plc) (EUR)	2,974,400	16,846
USD Currency, Strike Price BRL 2.18/2.39, Expires 12/11/14 (Counterparty - JPMorgan Chase Bank N.A.) (i)	270,000	0
USD Currency, Strike Price BRL 2.46, Expires 11/07/14 (Counterparty - Goldman Sachs & Co.)	5,111,000	140,052
USD Currency, Strike Price BRL 2.46, Expires 11/21/14 (Counterparty - Goldman Sachs & Co.)	10,148,000	319,266
USD Currency, Strike Price BRL 2.50, Expires 11/07/14 (Counterparty - Morgan Stanley Capital Services, LLC)	7,301,000	159,162
USD Currency, Strike Price JPY 102.00, Expires 01/12/15 (Counterparty - Bank of America N.A.)	48,955,000	3,471,986
USD Currency, Strike Price JPY 102.00, Expires 10/09/14 (Counterparty - Bank of America N.A.)	39,890,000	2,798,722
USD Currency, Strike Price JPY 105.00, Expires 01/12/15 (Counterparty - Deutsche Bank AG)	97,910,000	4,544,003
USD Currency, Strike Price JPY 105.00, Expires 10/09/14 (Counterparty - Bank of America N.A.)	39,890,000	1,710,523
USD Currency, Strike Price JPY 105.00, Expires 10/09/14 (Counterparty - Bank of America N.A.)	39,885,000	1,710,309
USD Currency, Strike Price TRY 2.25, Expires 10/21/14 (Counterparty - BNP Paribas S.A.)	2,296,000	45,690

		17,416,688

Put Options—0.2%
1 Year Interest Rate Swap, Exercise Rate 12.30, Expires 01/02/15 (Counterparty - Bank of America N.A.) (BRL)	66,862,000	65,694
1.5 Year Interest Rate Swap, Exercise Rate 0.75, Expires 12/16/14 (Counterparty - Barclays Bank plc)	40,396,200	44,408

Put Options—(Continued)
10 Year Interest Rate Swap, Exercise Rate 2.70, Expires 11/07/14 (Counterparty - Credit Suisse International)	95,380,000	$730,229
10 Year U.S. Treasury Note Futures, Exercise Rate 124.00, Expires 10/24/14 (Counterparty - UBS AG)	70	22,969
2 Year Interest Rate Swap, Exercise Rate 12.50, Expires 01/02/15 (Counterparty - Credit Suisse International) (BRL)	12,929,000	25,586
5 Year Interest Rate Swap, Exercise Rate 2.53, Expires 09/30/15 (Counterparty - Barclays Bank plc)	142,570,000	2,270,427
EUR Currency, Strike Price MXN 16.80, Expires 11/06/14 (Counterparty - Deutsche Bank AG) (EUR)	7,436,000	66,035
EUR Currency, Strike Price USD 1.29, Expires 10/06/14 (Counterparty - Citibank N.A.) (EUR)	52,695,000	1,435,955
Eurodollar Futures @ 99.625, Expires 03/16/15 (Counterparty - ICAP Securities Ltd.)	2,340	248,625
Eurodollar Midcurve 1 Year Futures @ 98.500, Expires 03/15/14 (Counterparty - JPMorgan Chase Bank N.A.)	4,674	1,665,113
Eurodollar Midcurve 1 Year Futures @ 98.625, Expires 07/11/14 (Counterparty - JPMorgan Chase Bank N.A.)	134	65,325
Eurodollar Midcurve 2 Years Futures @ 97.875, Expires 12/12/14 (Counterparty - Citigroup Global Markets)	102	51,000
GBP Currency, Strike Price USD 1.61, Expires 10/02/14 (Counterparty - Deutsche Bank AG) (GBP)	57,494,383	31,597
GBP Currency, Strike Price USD 1.61, Expires 10/02/14 (Counterparty - JPMorgan Chase Bank N.A.) (GBP)	40,280,617	22,137
GBP Currency, Strike Price USD 1.645, Expires 10/02/14 (Counterparty - Deutsche Bank N.A.) (GBP)	76,026,000	1,824,094
USD Currency, Strike Price BRL 2.10, Expires 01/08/15 (Counterparty - JPMorgan Chase Bank N.A.)	649,000	15,143
USD Currency, Strike Price ZAR 11.00, Expires 10/07/14 (Counterparty - Deutsche Bank AG)	4,425,000	1,305

		8,585,642

Total Purchased Options (Cost $14,809,295)		26,002,330

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (b)—0.4%

Security Description	Shares/ Principal Amount*	Value

Lodging—0.2%
Motel 6 Trust
Mezzanine Term Loan, 10.000%, 10/15/17	7,123,380	$7,337,081

Media—0.2%
Charter Communications Operating LLC
Term Loan G, 4.250%, 09/12/21	7,865,000	7,850,953

Total Floating Rate Loans (Cost $14,949,163)		15,188,034

Preferred Stocks—0.2%

Diversified Financial Services—0.2%
Citigroup Capital XIII, 7.875% (b) (e)	292,339	7,869,766

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375% (e)	70,000	721,000
Federal National Mortgage Association Series S, 8.250%	70,000	644,000

		1,365,000

Total Preferred Stocks (Cost $8,194,785)		9,234,766

Short-Term Investments—12.1%

Mutual Fund—3.4%
State Street Navigator Securities Lending MET Portfolio (k)	144,923,680	144,923,680

Repurchase Agreements—8.7%
BNP Paribas Securities Corp. Repurchase Agreement dated 09/19/14 at (1.800)% to be repurchased at $23,779,294 on 10/01/14 collateralized by $24,000,000 U.S. Treasury Note at 1.625% due 08/31/19 with a value of $23,835,000 (j)	23,790,000	23,790,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/14 at (2.000)% to be repurchased at $9,347,506 on 10/01/14 collateralized by $9,395,000 U.S. Treasury Note at 1.625% due 08/31/19 with a value of $9,330,409 (j)	9,348,025	9,348,025

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $339,484,018 on10/01/14, collateralized by $343,625,000 U.S. Government Agency obligations with rates ranging from 0.000% - 11.250%, maturity dates ranging from 02/15/15 - 07/31/15, with a value of $346,275,629.	339,484,018	339,484,018

		372,622,043

Total Short-Term Investments (Cost $517,545,723)		517,545,723

Total Investments—124.0% (Cost $5,321,986,121) (l)		5,339,939,808
Other assets and liabilities (net)—(24.0)%		(1,033,806,132)

Net Assets—100.0%		$4,306,133,676

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $4,368,092.
(e)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $170,238,387 and the collateral received consisted of cash in the amount of $144,923,680 and non-cash collateral with a value of $31,349,503. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $8, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Principal only security.
(i)	Represents barrier rates.

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(j)	All of the security was pledged as collateral against open reverse repurchase agreements.
(k)	Represents investment of cash collateral received from securities lending transactions.
(l)	As of September 30, 2014, the aggregate cost of investments was $5,321,986,121. The aggregate unrealized appreciation and depreciation of investments were $62,682,430 and $(44,728,743), respectively, resulting in net unrealized appreciation of $17,953,687.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $700,283,516, which is 16.3% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd. Series 2004-1A Class C	02/10/04	$753,749	$753,749	$8

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	5,891,000	BNP Paribas S.A.	12/17/14	USD	5,326,123	$(196,092)
AUD	5,891,000	BNP Paribas S.A.	12/17/14	USD	5,315,095	(185,063)
AUD	5,892,000	Citibank N.A.	12/17/14	USD	5,323,363	(192,461)
AUD	5,891,000	Goldman Sachs & Co.	12/17/14	USD	5,324,168	(194,137)
BRL	5,079,868	BNP Paribas S.A.	10/02/14	USD	2,197,650	(122,329)
BRL	1,573,550	Bank of America N.A.	10/02/14	USD	642,003	852
BRL	3,388,500	Goldman Sachs & Co.	10/02/14	USD	1,382,497	1,836
BRL	2,917,880	Goldman Sachs & Co.	11/12/14	USD	1,190,000	(11,139)
CAD	22,056,377	Goldman Sachs & Co.	12/17/14	USD	19,925,000	(266,559)
CLP	799,133,500	Credit Suisse International	10/17/14	USD	1,333,000	1,280
CLP	6,201,100,800	Credit Suisse International	10/17/14	USD	10,368,000	(14,282)
COP	4,527,256,750	Goldman Sachs & Co.	10/17/14	USD	2,231,000	2,056
COP	2,131,712,180	Morgan Stanley & Co.	10/17/14	USD	1,066,000	(14,539)
EUR	30,000,000	Bank of America N.A.	10/06/14	USD	38,817,540	(925,051)
EUR	80,000,000	JPMorgan Chase Bank N.A.	10/21/14	USD	103,356,400	(2,300,014)
EUR	32,374,000	Deutsche Bank AG	12/17/14	USD	41,187,174	(274,997)
INR	300,809,250	Deutsche Bank AG	10/14/14	USD	4,970,000	(111,248)
MXN	71,689,550	BNP Paribas S.A.	10/14/14	USD	5,424,000	(90,651)
MXN	17,961,520	Goldman Sachs & Co.	10/14/14	USD	1,360,000	(23,751)
RUB	381,024,900	Credit Suisse International	10/20/14	USD	10,485,000	(897,090)
RUB	84,915,000	BNP Paribas S.A.	11/26/14	USD	2,250,000	(129,667)
RUB	496,041,170	Credit Suisse International	11/26/14	USD	13,148,000	(761,818)
RUB	581,350,000	Deutsche Bank AG	11/26/14	USD	15,400,000	(883,651)
TRY	1,736,503	BNP Paribas S.A.	10/14/14	USD	765,000	(4,750)
TRY	3,475,637	BNP Paribas S.A.	10/17/14	USD	1,530,000	(9,512)
TRY	30,159,500	Bank of America N.A.	12/04/14	USD	13,777,752	(741,454)
TRY	30,159,500	Deutsche Bank AG	12/04/14	USD	13,680,880	(644,582)
TRY	1,871,990	Goldman Sachs & Co.	12/04/14	USD	850,518	(41,359)
TRY	4,832,215	Goldman Sachs & Co.	12/04/14	USD	2,207,499	(118,797)
TRY	6,463,994	Goldman Sachs & Co.	12/04/14	USD	2,936,844	(142,814)
TRY	25,867,000	Goldman Sachs & Co.	03/03/15	USD	11,606,318	(672,193)
TRY	2,847,832	Bank of America N.A.	05/07/15	USD	1,248,294	(63,855)
TRY	3,335,345	Bank of America N.A.	05/07/15	USD	1,452,866	(65,666)
TRY	4,617,728	Bank of America N.A.	05/07/15	USD	2,014,952	(94,397)
TRY	5,227,933	Bank of America N.A.	05/07/15	USD	2,296,430	(122,085)
TRY	7,534,248	Barclays Bank plc	05/07/15	USD	3,302,742	(169,180)
TRY	25,968,000	Deutsche Bank AG	05/26/15	USD	11,448,726	(698,949)
TRY	28,892,500	Deutsche Bank AG	05/26/15	USD	12,603,603	(643,193)

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	46,289,500	Deutsche Bank AG	05/26/15	USD	20,236,732	$(1,074,617)
TRY	46,289,500	Goldman Sachs & Co.	05/26/15	USD	20,118,872	(956,757)
ZAR	11,508,007	BNP Paribas S.A.	10/02/14	USD	1,047,325	(27,360)
ZAR	21,986,988	BNP Paribas S.A.	10/02/14	USD	2,001,000	(52,274)
ZAR	33,129,322	BNP Paribas S.A.	10/02/14	USD	3,002,000	(65,719)
ZAR	7,313,418	Citibank N.A.	10/02/14	USD	665,750	(17,555)
ZAR	11,196,735	Deutsche Bank AG	10/02/14	USD	1,047,325	(54,949)
ZAR	16,579,950	JPMorgan Chase Bank N.A.	10/02/14	USD	1,500,000	(30,505)
ZAR	9,049,740	Deutsche Bank AG	10/03/14	USD	812,000	(10,045)
ZAR	8,225,867	Goldman Sachs & Co.	10/03/14	USD	737,250	(8,304)
ZAR	13,883,401	Goldman Sachs & Co.	10/03/14	USD	1,253,750	(23,454)

Contracts to Deliver
AUD	1,977,000	Deutsche Bank AG	10/21/14	USD	1,838,017	109,381
AUD	55,707,383	Barclays Bank plc	12/17/14	USD	50,395,333	1,883,938
BRL	5,079,868	BNP Paribas S.A.	10/02/14	USD	2,072,569	(2,752)
BRL	1,573,550	Bank of America N.A.	10/02/14	USD	697,650	54,794
BRL	3,388,500	Goldman Sachs & Co.	10/02/14	USD	1,500,000	115,667
BRL	2,928,828	Goldman Sachs & Co.	11/12/14	USD	1,190,000	6,716
CAD	21,985,982	Royal Bank of Scotland plc	12/17/14	USD	19,925,000	329,301
CLP	2,901,975,480	Credit Suisse International	10/17/14	USD	4,814,000	(31,307)
CLP	2,011,865,460	Credit Suisse International	10/17/14	USD	3,333,000	(26,128)
CLP	1,335,598,350	Goldman Sachs & Co.	10/17/14	USD	2,221,000	(8,993)
CLP	800,133,250	Morgan Stanley & Co.	10/17/14	USD	1,333,000	(2,949)
COP	12,664,686,904	Credit Suisse International	10/17/14	USD	6,344,080	97,260
COP	2,117,502,400	Credit Suisse International	10/17/14	USD	1,066,000	21,548
COP	3,560,567,800	Morgan Stanley & Co.	10/17/14	USD	1,759,000	2,760
EUR	14,933,000	Barclays Bank plc	10/21/14	USD	18,967,508	104,071
EUR	118,264,000	JPMorgan Chase Bank N.A.	10/21/14	USD	160,037,565	10,645,909
EUR	10,000	Toronto Dominion Bank	10/21/14	USD	13,529	897
EUR	32,374,000	Credit Suisse International	12/17/14	USD	41,922,031	1,009,855
EUR	31,501,000	Deutsche Bank AG	12/17/14	USD	40,091,008	282,072
GBP	2,714,000	Bank of America N.A.	10/21/14	USD	4,637,385	238,308
GBP	2,000,000	Goldman Sachs & Co.	10/21/14	USD	3,270,100	28,334
INR	306,698,700	Barclays Bank plc	10/14/14	USD	4,970,000	16,120
MXN	28,600,635	Deutsche Bank AG	10/14/14	USD	2,144,400	16,654
MXN	56,616,690	Morgan Stanley & Co.	10/14/14	USD	4,267,000	54,997
MXN	4,949,320	Goldman Sachs & Co.	10/15/14	USD	372,600	4,421
RUB	375,598,913	Goldman Sachs & Co.	10/20/14	USD	10,485,000	1,033,626
RUB	754,678,733	Credit Suisse International	11/26/14	USD	20,313,000	1,468,621
RUB	384,799,500	Credit Suisse International	11/26/14	USD	10,485,000	876,530
TRY	1,727,447	BNP Paribas S.A.	10/14/14	USD	765,000	8,715
TRY	4,394,161	Deutsche Bank AG	10/15/14	USD	1,913,000	(10,296)
TRY	5,192,151	BNP Paribas S.A.	10/17/14	USD	2,296,000	24,587
TRY	5,118,588	BNP Paribas S.A.	10/17/14	USD	2,296,000	56,769
TRY	3,433,038	BNP Paribas S.A.	10/17/14	USD	1,531,000	29,147
TRY	8,595,276	Deutsche Bank AG	10/17/14	USD	3,868,000	107,821
TRY	5,218,945	Deutsche Bank AG	10/17/14	USD	2,295,000	11,866
TRY	1,704,038	Goldman Sachs & Co.	10/17/14	USD	765,000	19,534
TRY	5,227,933	Bank of America N.A.	12/04/14	USD	2,374,473	114,725
TRY	25,772,000	Deutsche Bank AG	12/04/14	USD	11,652,575	512,753
TRY	13,353,000	Deutsche Bank AG	12/04/14	USD	6,100,046	328,276
TRY	12,917,000	Deutsche Bank AG	12/04/14	USD	5,821,878	238,567
TRY	8,277,000	Deutsche Bank AG	12/04/14	USD	3,801,672	223,979
TRY	4,741,105	Deutsche Bank AG	12/04/14	USD	2,177,016	127,696
TRY	3,199,162	Goldman Sachs & Co.	12/04/14	USD	1,478,561	95,738

MSF-33

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	16,732,000	Bank of America N.A.	03/03/15	USD	7,501,457	$428,748
TRY	9,135,000	Deutsche Bank AG	03/03/15	USD	4,096,229	234,814
TRY	6,577,228	BNP Paribas S.A.	05/07/15	USD	2,917,119	181,590
TRY	1,958,725	Bank of America N.A.	05/07/15	USD	864,455	49,803
TRY	1,910,275	Bank of America N.A.	05/07/15	USD	833,563	39,062
TRY	1,413,154	Bank of America N.A.	05/07/15	USD	623,441	35,698
TRY	4,567,366	Deutsche Bank AG	05/07/15	USD	2,027,867	128,259
TRY	3,340,422	Deutsche Bank AG	05/07/15	USD	1,455,204	65,893
TRY	3,795,915	Goldman Sachs & Co.	05/07/15	USD	1,683,258	104,503
TRY	30,159,500	Bank of America N.A.	05/26/15	USD	13,287,294	802,393
TRY	17,631,000	Bank of America N.A.	05/26/15	USD	7,848,208	549,636
TRY	30,159,500	Deutsche Bank AG	05/26/15	USD	13,181,600	696,699
TRY	9,135,000	Deutsche Bank AG	05/26/15	USD	4,037,212	255,665
TRY	6,851,000	Deutsche Bank AG	05/26/15	USD	3,030,343	194,286
TRY	13,702,500	Goldman Sachs & Co.	05/26/15	USD	6,023,077	350,756
TRY	13,267,000	Goldman Sachs & Co.	05/26/15	USD	5,853,777	361,737
TRY	13,267,000	Goldman Sachs & Co.	05/26/15	USD	5,859,982	367,942
TRY	8,845,000	Goldman Sachs & Co.	05/26/15	USD	3,931,461	269,963
TRY	4,422,000	Goldman Sachs & Co.	05/26/15	USD	1,975,871	145,329
ZAR	55,688,004	BNP Paribas S.A.	10/02/14	USD	5,220,000	284,324
ZAR	53,650,378	BNP Paribas S.A.	10/02/14	USD	5,029,000	273,920
ZAR	33,522,070	BNP Paribas S.A.	10/02/14	USD	3,001,000	29,914
ZAR	22,583,260	BNP Paribas S.A.	10/02/14	USD	2,094,650	93,076
ZAR	20,789,942	BNP Paribas S.A.	10/02/14	USD	1,898,000	55,369
ZAR	11,841,848	Goldman Sachs & Co.	10/02/14	USD	1,072,000	22,447
ZAR	21,313,775	BNP Paribas S.A.	10/03/14	USD	1,918,000	29,251
ZAR	9,761,108	Deutsche Bank AG	10/03/14	USD	885,000	20,006
ZAR	81,375,084	Citibank N.A.	11/03/14	USD	7,175,250	550
ZAR	21,274,590	Credit Suisse International	11/03/14	USD	1,876,000	256

Cross Currency Contracts to Buy
EUR	16,766,561	BNP Paribas S.A.	12/17/14	GBP	13,106,000	(44,168)
EUR	16,761,290	Citibank N.A.	12/17/14	GBP	13,104,000	(47,590)
GBP	26,210,000	Royal Bank of Scotland plc	12/17/14	EUR	33,327,654	344,755

Net Unrealized Appreciation						$12,401,574

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	4.000%	TBA	(18,000,000)	$(19,004,062)	$(19,037,812)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(1,400,000)	(1,540,000)	(1,544,681)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(15,380,000)	(16,483,034)	(16,550,922)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(24,100,000)	(26,016,703)	(26,001,639)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(29,800,000)	(29,223,176)	(29,293,631)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(17,780,000)	(17,578,088)	(17,553,589)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(19,100,000)	(19,684,937)	(19,735,671)
Ginnie Mae II 30 Yr. Pool	5.000%	TBA	(1,200,000)	(1,316,625)	(1,319,930)
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	(83,600,000)	(86,917,875)	(86,261,490)
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	(158,100,000)	(163,009,516)	(163,361,758)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(237,300,000)	(251,719,313)	(251,482,353)

Totals				$(632,493,329)	$(632,143,476)

MSF-34

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/14	763	AUD	91,270,076	$788,432
U.S. Treasury Long Bond Futures	12/19/14	466	USD	63,887,426	376,886
U.S. Treasury Note 2 Year Futures	12/31/14	1,488	USD	325,836,666	(197,166)
U.S. Treasury Note 5 Year Futures	12/31/14	586	USD	69,252,047	47,032
U.S. Treasury Ultra Long Bond Futures	12/19/14	786	USD	120,918,140	(1,053,140)

Futures Contracts—Short
90 Day EuroDollar Futures	12/14/15	(1,038)	USD	(256,664,240)	31,715
Euro Buxl 30 Year Bond Futures	12/08/14	(65)	EUR	(9,271,553)	19,644
U.S. Treasury Note 10 Year Futures	12/19/14	(215)	USD	(26,725,182)	(72,553)

Net Unrealized Depreciation					$(59,150)

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - EUR vs MXN	MXN 17.500	Deutsche Bank AG	11/06/14	(7,436,000)	$(41,219)	$(42,114)	$(895)
Call - USD vs BRL	BRL 2.560	Goldman Sachs & Co.	11/07/14	(5,111,000)	(60,821)	(65,932)	(5,111)
Call - USD vs BRL	BRL 2.600	Morgan Stanley Capital Services, LLC	11/07/14	(7,301,000)	(71,988)	(71,988)	—
Call - USD vs BRL	BRL 2.560	Goldman Sachs & Co.	11/21/14	(10,148,000)	(104,845)	(164,296)	(59,451)
Call - USD vs JPY	JPY 102.000	Bank of America N.A.	10/09/14	(39,890,000)	(792,774)	(2,798,722)	(2,005,948)
Call - USD vs JPY	JPY 105.000	Bank of America N.A.	10/09/14	(79,775,000)	(130,831)	(3,420,832)	(3,290,001)
Call - USD vs JPY	JPY 102.000	Deutsche Bank AG	01/12/15	(48,955,000)	(2,396,837)	(3,471,987)	(1,075,150)
Call - USD vs JPY	JPY 105.000	Bank of America N.A.	01/12/15	(97,910,000)	(524,798)	(4,544,003)	(4,019,205)
Call - USD vs TRY	TRY 2.250	BNP Paribas S.A.	10/21/14	(2,296,000)	(20,664)	(46,113)	(25,449)
Call - USD vs TRY	TRY 2.300	BNP Paribas S.A.	10/30/14	(2,296,000)	(26,059)	(21,582)	4,477
Call - USD vs TRY	TRY 2.300	Deutsche Bank AG	11/07/14	(2,555,500)	(28,238)	(35,199)	(6,961)
Call - USD vs TRY	TRY 2.300	Deutsche Bank AG	11/21/14	(2,160,928)	(22,776)	(38,758)	(15,982)
Call - USD vs TRY	TRY 2.300	Goldman Sachs & Co.	11/21/14	(2,930,072)	(33,784)	(52,554)	(18,770)
Call - USD vs ZAR	ZAR 11.600	Deutsche Bank AG	11/07/14	(3,650,000)	(29,455)	(29,455)	—
Put - MXN vs EUR	MXN 16.200	Deutsche Bank AG	11/06/14	(7,436,000)	(5,490)	(4,987)	503
Put - MXN vs EUR	MXN 16.800	Barclays Bank plc	11/06/14	(2,974,400)	(16,594)	(26,414)	(9,820)
Put - USD vs EUR	EUR 1.290	Deutsche Bank AG	10/06/14	(52,695,000)	(496,210)	(1,435,955)	(939,745)
Put - USD vs GBP	GBP 1.645	Deutsche Bank AG	10/02/14	(24,437,000)	(468,872)	(13,430)	455,442
Put - USD vs GBP	GBP 1.645	JPMorgan Chase Bank N.A.	10/02/14	(24,438,000)	(151,265)	(13,431)	137,834
Put - USD vs GBP	GBP 1.610	JPMorgan Chase Bank N.A.	10/02/14	(48,900,000)	(745,508)	(26,874)	718,634
Put - USD vs GBP	GBP 1.610	Morgan Stanley & Co.	10/02/14	(28,889,921)	(605,719)	(715,637)	(109,918)
Put - USD vs GBP	GBP 1.610	Deutsche Bank AG	10/02/14	(47,136,079)	(990,046)	(1,167,616)	(177,570)

Totals					$(7,764,793)	$(18,207,879)	$(10,443,086)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 1-Year Interest Rate Swap	10.900%	Credit Suisse International	1-Year BRL-CDI	Receive	01/02/15	BRL	(43,674,000)	(9,344)	(4,032)	5,312
Call - 1-Year Interest Rate Swap	11.000%	Credit Suisse International	1-Year BRL-CDI	Receive	01/02/15	BRL	(29,348,000)	(43,400)	(4,232)	39,168
Call - 1-Year Interest Rate Swap	10.600%	JPMorgan Chase Bank N.A.	1-Year BRL-CDI	Receive	07/01/15	BRL	(23,305,000)	$(50,253)	$(8,636)	$41,617
Call - 1-Year Interest Rate Swap	10.600%	Credit Suisse International	1-Year BRL-CDI	Receive	07/01/15	BRL	(65,256,000)	(114,176)	(24,180)	89,996
Call - 2-Year Interest Rate Swap	11.500%	Deutsche Bank AG	1-Year BRL-CDI	Receive	01/02/15	BRL	(32,003,000)	(62,567)	(13,297)	49,270

MSF-35

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 10-Year Interest Rate Swap	3.005%	Barclays Bank plc	3-Month USD-LIBOR	Receive	09/30/15	USD	(75,550,000)	$(2,126,733)	$(2,126,733)	$—
Put - 1-Year Interest Rate Swap	14.000%	Credit Suisse International	1-Year BRL-CDI	Pay	01/02/15	BRL	(51,995,000)	(44,908)	(701)	44,207
Put - 1-Year Interest Rate Swap	12.250%	JPMorgan Chase Bank N.A.	1-Year BRL-CDI	Pay	07/01/15	BRL	(32,628,000)	(60,016)	(131,845)	(71,829)
Put - 1-Year Interest Rate Swap	12.300%	Credit Suisse International	1-Year BRL-CDI	Pay	01/02/15	BRL	(43,674,000)	(14,950)	(42,911)	(27,961)
Put - 2-Year Interest Rate Swap	12.500%	Credit Suisse International	1-Year BRL-CDI	Pay	01/02/15	BRL	(12,929,000)	(22,677)	(25,586)	(2,909)
Put - 2-Year Interest Rate Swap	12.500%	Bank of America N.A.	1-Year BRL-CDI	Pay	01/02/15	BRL	(19,640,000)	(45,185)	(38,867)	6,318
Put - 1.5-Year Interest Rate Swap	1.100%	Barclays Bank plc	3-Month USD-LIBOR	Pay	12/16/14	USD	(6,619,900)	(3,323)	(865)	2,458
Put - 1.5-Year Interest Rate Swap	1.100%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	12/15/14	USD	(33,756,500)	(21,098)	(3,973)	17,125
Put - 10-Year Interest Rate Swap	3.005%	Barclays Bank plc	3-Month USD-LIBOR	Pay	09/30/15	USD	(75,550,000)	(2,126,733)	(2,126,733)	—

Totals								$(4,745,363)	$(4,552,591)	$192,772

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Midcurve 1 Year Futures	$99.000	12/12/14	(1,297)	$(176,580)	$(178,338)	$(1,758)
Call - Eurodollar Midcurve 1 Year Futures	99.000	03/13/15	(67)	(17,484)	(7,537)	9,947
Call - U.S. Treasury Note 10 Year Futures	125.500	10/24/14	(34)	(10,046)	(8,500)	1,546
Put - Eurodollar Midcurve 1 Year Futures	98.125	03/13/15	(134)	(13,192)	(16,750)	(3,558)
Put - Eurodollar Midcurve 2 Year Futures	97.500	12/12/14	(102)	(12,592)	(14,663)	(2,071)

Totals				$(229,894)	$(225,788)	$4,106

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
BNP Paribas S.A.	0.63%	09/15/14	10/01/14	USD	47,580,000	$47,580,000

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL CDI	12.045%	01/04/16	Credit Suisse International	BRL	36,110,000	$81,945	$—	$81,945
Pay	1-Year BRL CDI	11.766%	01/04/16	Deutsche Bank AG	BRL	34,039,870	40,560	—	40,560
Pay	1-Year BRL CDI	11.870%	01/04/16	Deutsche Bank AG	BRL	32,000,000	36,318	—	36,318
Pay	1-Year BRL CDI	11.825%	01/04/16	JPMorgan Chase Bank N.A.	BRL	32,000,000	32,075	—	32,075
Pay	1-Year BRL CDI	11.910%	01/04/16	JPMorgan Chase Bank N.A.	BRL	13,920,000	20,856	—	20,856
Pay	1-Year BRL CDI	11.755%	01/04/16	JPMorgan Chase Bank N.A.	BRL	33,089,540	16,381	—	16,381
Pay	1-Year BRL CDI	11.220%	01/04/16	JPMorgan Chase Bank N.A.	BRL	26,820,000	(65,818)	—	(65,818)

MSF-36

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	6.200%	07/25/24	Citibank N.A.	MXN	85,160,000	$(78,810)	$—	$(78,810)
Pay	28-Day MXN TIIE	5.990%	08/26/24	Morgan Stanley Capital Services, Inc.	MXN	28,466,000	(62,245)	—	(62,245)
Pay	28-Day MXN TIIE	6.260%	09/09/24	JPMorgan Chase Bank N.A.	MXN	34,371,000	(23,617)	—	(23,617)
Pay	28-Day MXN TIIE	6.423%	09/16/24	Deutsche Bank AG	MXN	23,107,000	5,204	—	5,204
Pay	28-Day MXN TIIE	6.410%	09/16/24	JPMorgan Chase Bank N.A.	MXN	46,214,000	6,986	—	6,986
Pay	28-Day MXN TIIE	6.455%	09/17/24	JPMorgan Chase Bank N.A.	MXN	34,861,000	14,196	—	14,196
Pay	28-Day MXN TIIE	6.365%	09/18/24	JPMorgan Chase Bank N.A.	MXN	23,107,000	—	—	—
Receive	3-Month USD-LIBOR	1.758%	06/25/22	JPMorgan Chase Bank N.A.	USD	18,000,000	849,141	—	849,141
Pay	3-Month ZAR-JIBAR	6.460%	09/25/15	JPMorgan Chase Bank N.A.	ZAR	602,273,000	(47,802)	—	(47,802)
Pay	3-Month ZAR-JIBAR	6.525%	09/26/15	JPMorgan Chase Bank N.A.	ZAR	602,273,000	(16,948)	—	(16,948)
Receive	3-Month ZAR-JIBAR	6.850%	09/25/16	JPMorgan Chase Bank N.A.	ZAR	311,765,000	64,985	—	64,985
Receive	3-Month ZAR-JIBAR	6.950%	09/26/16	JPMorgan Chase Bank N.A.	ZAR	311,765,000	13,824	—	13,824
Pay	6-Month EURIBOR	2.800%	11/10/41	Bank of America N.A.	EUR	8,300,000	2,077,735	—	2,077,735
Receive	6-Month EURIBOR	2.783%	11/10/41	Deutsche Bank AG	EUR	8,300,000	(2,037,252)	—	(2,037,252)
Pay	BRL CDI	11.120%	01/04/16	Credit Suisse International	BRL	7,208,000	(22,122)	—	(22,122)
Pay	BRL CDI	11.360%	01/04/16	Credit Suisse International	BRL	27,646,823	(55,971)	—	(55,971)
Pay	BRL CDI	11.115%	01/04/16	Credit Suisse International	BRL	33,000,000	(102,171)	—	(102,171)
Receive	BRL CDI	11.800%	01/04/16	JPMorgan Chase Bank N.A.	BRL	33,569,015	(10,103)	—	(10,103)
Pay	BRL CDI	11.680%	01/04/16	JPMorgan Chase Bank N.A.	BRL	26,213,000	(24,007)	—	(24,007)
Pay	BRL CDI	11.630%	01/04/16	JPMorgan Chase Bank N.A.	BRL	26,889,000	(31,215)	—	(31,215)
Pay	BRL CDI	11.405%	01/04/16	JPMorgan Chase Bank N.A.	BRL	36,717,046	(66,110)	—	(66,110)
Pay	BRL CDI	10.890%	01/04/16	JPMorgan Chase Bank N.A.	BRL	26,109,114	(107,579)	—	(107,579)
Pay	BRL CDI	11.255%	01/04/16	Morgan Stanley Capital Services, Inc.	BRL	79,090,000	(205,307)	—	(205,307)
Receive	BRL CDI	11.170%	01/02/17	Credit Suisse International	BRL	16,427,323	99,305	—	99,305
Pay	BRL CDI	11.490%	01/02/17	JPMorgan Chase Bank N.A.	BRL	20,889,000	(76,743)	—	(76,743)

Totals							$325,691	$—	$325,691

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.648%	11/26/16	USD	14,540,000	$79,895
Receive	3-Month USD-LIBOR	2.612%	08/08/24	USD	5,675,000	14,173
Receive	3-Month USD-LIBOR	2.540%	09/09/24	USD	1,957,000	18,679
Receive	3-Month USD-LIBOR	2.745%	09/23/24	USD	2,280,000	(19,257)
Receive	3-Month USD-LIBOR	2.663%	09/30/24	USD	1,540,000	(1,535)
Receive	3-Month USD-LIBOR	2.660%	09/30/24	USD	3,081,000	(2,245)
Receive	3-Month USD-LIBOR	2.635%	10/01/24	USD	2,301,000	3,810
Receive	3-Month USD-LIBOR	2.635%	10/02/24	USD	1,540,000	—

Total						$93,520

MSF-37

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Agreements on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized Appreciation
Markit CDX North America Investment Grade, Series 22	(1.000%)	06/20/19	0.645%	USD	85,866,000	89,854
Markit iTraxx Europe, Series 21	(1.000%)	06/20/19	0.629%	EUR	31,759,000	102,970

Totals						$192,824

Centrally Cleared Credit Default Swap Agreements on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized (Depreciation)
Markit CDX North America High Yield Index, Series 22	5.000%	06/20/19	3.532%	USD	23,760,000	$(81,748)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russian Federation 1.000%, due 03/31/30	(1.000%)	12/20/19	Barclays Bank plc	2.485%	USD	10,500,000	$732,816	$770,159	$(37,343)
United Mexico States 5.950%, due 03/19/19	(1.000%)	12/20/19	Barclays Bank plc	0.874%	USD	8,873,000	(55,908)	(71,141)	15,233

Totals							$676,908	$699,018	$(22,110)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	06/20/21	Credit Suisse International	2.510%	USD	3,645,000	$(323,828)	$(310,266)	$(13,562)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	2.936%	USD	1,175,000	(106,992)	(93,454)	(13,538)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	2.936%	USD	1,180,000	(107,447)	(104,719)	(2,728)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	2.936%	USD	1,180,000	(107,447)	(96,360)	(11,087)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	JPMorgan Chase Bank N.A.	3.036%	USD	2,250,000	(207,310)	(207,310)	—
Valero Energy Corp. 8.750%, due 06/05/30	1.000%	09/20/19	Barclays Bank plc	1.082%	USD	220,106	(855)	1,077	(1,932)
Valero Energy Corp. 8.750%, due 06/05/30	1.000%	09/20/19	JPMorgan Chase Bank N.A.	1.082%	USD	563,434	(2,188)	7,056	(9,244)
Valero Energy Corp. 8.750%, due 06/05/30	1.000%	09/20/19	JPMorgan Chase Bank N.A.	1.082%	USD	1,977,000	(7,677)	4,833	(12,510)
Valero Energy Corp. 8.750%, due 06/15/30	1.000%	09/20/19	Barclays Bank plc	1.082%	USD	534,460	(2,075)	2,346	(4,421)

Totals							$(865,819)	$(796,797)	$(69,022)

MSF-38

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 4	0.500%	02/17/51	Deutsche Bank AG	N/A	USD	2,370,000	$(109,272)	$(359,977)	$250,705

Securities in the amount of $678,662 have been received at the custodian bank as collateral for swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CLP)—	Chilean Peso
(CMBX)—	Commercial Mortgage-Backed Index
(COP)—	Colombian Peso
(EUR)—	Euro
(EURIBOR)—	Euro Interbank Offered Rate
(GBP)—	British Pound
(INR)—	Indian Rupee
(JIBAR)—	Johannesberg Interbank Agreed Rate
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

MSF-39

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,651,006,130	$—	$2,651,006,130
Total Corporate Bonds & Notes*	—	1,026,874,028	—	1,026,874,028
Total Asset-Backed Securities*	—	616,491,541	—	616,491,541
Total Mortgage-Backed Securities*	—	359,351,356	—	359,351,356
Total Foreign Government*	—	90,511,659	—	90,511,659
Total Municipals	—	27,734,241	—	27,734,241
Purchased Options
Call Options	—	17,416,688	—	17,416,688
Put Options	2,053,032	6,532,610	—	8,585,642
Total Purchased Options	2,053,032	23,949,298	—	26,002,330
Total Floating Rate Loans*	—	15,188,034	—	15,188,034
Total Preferred Stocks*	9,234,766	—	—	9,234,766
Short-Term Investments
Mutual Fund	144,923,680	—	—	144,923,680
Repurchase Agreements	—	372,622,043	—	372,622,043
Total Short-Term Investments	144,923,680	372,622,043	—	517,545,723
Total Investments	$156,211,478	$5,183,728,330	$—	$5,339,939,808

Collateral for securities loaned (Liability)	$—	$(144,923,680)	$—	$(144,923,680)
TBA Forward Sales Commitments	$—	$(632,143,476)	$—	$(632,143,476)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$26,724,621	$—	$26,724,621
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(14,323,047)	—	(14,323,047)
Total Forward Contracts	$—	$12,401,574	$—	$12,401,574
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,263,709	$—	$—	$1,263,709
Futures Contracts (Unrealized Depreciation)	(1,322,859)	—	—	(1,322,859)
Total Futures Contracts	$(59,150)	$—	$—	$(59,150)
Written Options
Foreign Currency Written Options at Value	$—	$(18,207,879)	$—	$(18,207,879)
Interest Rate Swaptions at Value	—	(4,552,591)	—	(4,552,591)
Options on Exchange-Traded Futures Contracts at Value	(225,788)	—	—	(225,788)
Total Written Options	$(225,788)	$(22,760,470)	$—	$(22,986,258)
Total Reverse Repurchase Agreement (Liabilities)	$—	$(47,580,000)	$—	$(47,580,000)

MSF-40

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$309,381	$—	$309,381
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(104,785)	—	(104,785)
Total Centrally Cleared Swap Contracts	$—	$204,596	$—	$204,596
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,092,327	$—	$4,092,327
OTC Swap Contracts at Value (Liabilities)	—	(4,064,819)	—	(4,064,819)
Total OTC Swap Contracts	$—	$27,508	$—	$27,508

*	See Schedule of Investments for additional detailed categorizations.

MSF-41

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Precision Castparts Corp.	161,326	$38,214,903

Airlines—1.1%
American Airlines Group, Inc.	637,390	22,614,597

Auto Components—0.9%
Delphi Automotive plc	287,617	17,642,427

Biotechnology—9.6%
Biogen Idec, Inc. (a)	86,396	28,580,661
Gilead Sciences, Inc. (a)	221,523	23,581,123
Regeneron Pharmaceuticals, Inc. (a)	150,576	54,285,660
United Therapeutics Corp. (a) (b)	474,891	61,094,727
Vertex Pharmaceuticals, Inc. (a)	218,117	24,496,720

		192,038,891

Chemicals—0.5%
Monsanto Co.	89,809	10,104,411

Consumer Finance—1.5%
Discover Financial Services	461,000	29,683,790

Diversified Financial Services—2.4%
Berkshire Hathaway, Inc. - Class B (a)	120,215	16,606,500
Moody’s Corp.	323,658	30,585,681

		47,192,181

Electrical Equipment—1.6%
Emerson Electric Co.	263,956	16,518,366
SolarCity Corp. (a) (b)	255,918	15,252,713

		31,771,079

Energy Equipment & Services—1.4%
Schlumberger, Ltd.	284,219	28,902,230

Food & Staples Retailing—0.6%
CVS Health Corp.	153,679	12,231,312

Food Products—0.9%
Mondelez International, Inc. - Class A	541,551	18,556,245

Health Care Equipment & Supplies—0.5%
Intuitive Surgical, Inc. (a)	23,144	10,688,362

Health Care Providers & Services—1.3%
Express Scripts Holding Co. (a)	371,191	26,217,220

Health Care Technology—0.2%
athenahealth, Inc. (a)	37,065	4,881,090

Hotels, Restaurants & Leisure—4.2%
McDonald’s Corp.	243,714	23,106,524
Starbucks Corp.	348,151	26,271,475
Wynn Resorts, Ltd.	183,713	34,369,028

		83,747,027

Internet & Catalog Retail—6.5%
Netflix, Inc. (a)	92,035	41,524,351
Priceline Group, Inc. (The) (a)	29,680	34,386,654
TripAdvisor, Inc. (a) (b)	425,356	38,886,046
Vipshop Holdings, Ltd. (ADR) (a)	80,856	15,282,593

		130,079,644

Internet Software & Services—19.1%
Alibaba Group Holding, Ltd. (ADR) (a)	10,800	959,580
Alibaba Group Holding, Ltd. (a) (c)	329,063	29,237,247
Baidu, Inc. (ADR) (a)	239,639	52,296,419
Facebook, Inc. - Class A (a)	976,381	77,173,154
Google, Inc. - Class A (a)	173,197	101,910,847
LinkedIn Corp. - Class A (a)	265,035	55,071,623
Yahoo!, Inc. (a)	1,592,089	64,877,627

		381,526,497

IT Services—5.8%
Alliance Data Systems Corp. (a)	164,554	40,853,822
Visa, Inc. - Class A	353,849	75,500,761

		116,354,583

Machinery—0.7%
Pentair plc	219,874	14,399,548

Media—10.3%
Comcast Corp. - Class A	633,872	34,089,636
Liberty Global plc - Class A (a) (b)	1,238,793	52,698,254
Time Warner, Inc.	205,357	15,444,900
Twenty-First Century Fox, Inc. - Class A	1,804,545	61,877,848
Walt Disney Co. (The)	469,882	41,833,595

		205,944,233

Oil, Gas & Consumable Fuels—3.1%
Concho Resources, Inc. (a)	187,636	23,527,678
Gulfport Energy Corp. (a)	309,533	16,529,062
Laredo Petroleum, Inc. (a) (b)	463,009	10,376,032
Range Resources Corp.	158,303	10,734,526

		61,167,298

Pharmaceuticals—10.1%
AbbVie, Inc. (b)	1,536,090	88,724,558
Allergan, Inc.	114,627	20,425,385
Perrigo Co. plc	160,837	24,156,109
Valeant Pharmaceuticals International, Inc. (a)	530,083	69,546,890

		202,852,942

Real Estate Investment Trusts—1.1%
Crown Castle International Corp.	269,844	21,730,537

Road & Rail—2.9%
Union Pacific Corp.	532,169	57,697,763

MSF-42

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—4.5%
Salesforce.com, Inc. (a)	985,314	$56,685,114
VMware, Inc. - Class A (a) (b)	345,100	32,384,184

		89,069,298

Specialty Retail—1.0%
Home Depot, Inc. (The)	226,585	20,786,908

Technology Hardware, Storage & Peripherals—4.3%
Apple, Inc.	849,867	85,624,100

Wireless Telecommunication Services—0.8%
SoftBank Corp.	226,200	15,878,517

Total Common Stocks (Cost $1,745,343,312)		1,977,597,633

Preferred Stock—0.8%

Software—0.8%
Palantir Technologies, Inc. - Series I (a) (c) (d) (Cost $15,555,194)	2,537,552	15,225,312

Short-Term Investment—8.4%

Mutual Fund—8.4%
State Street Navigator Securities Lending MET Portfolio (e)	168,715,381	168,715,381

Total Short-Term Investment (Cost $168,715,381)		168,715,381

Total Investments—108.0% (Cost $1,929,613,887) (f)		2,161,538,326
Other assets and liabilities (net)—(8.0)%		(159,405,822)

Net Assets—100.0%		$2,002,132,504

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $162,282,204 and the collateral received consisted of cash in the amount of $168,715,381. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $44,462,559, which is 2.2% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.8% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2014, the aggregate cost of investments was $1,929,613,887. The aggregate unrealized appreciation and depreciation of investments were $252,120,923 and $(20,196,484), respectively, resulting in net unrealized appreciation of $231,924,439.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Alibaba Group Holding, Ltd.	04/25/14	329,063	$22,376,284	$29,237,247
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	15,555,194	15,225,312

				$44,462,559

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation
JPY	1,176,714,032	BNP Paribas S.A.	10/22/14	$11,211,185	$480,644

(JPY)—	Japanese Yen

MSF-43

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,214,903	$—	$—	$38,214,903
Airlines	22,614,597	—	—	22,614,597
Auto Components	17,642,427	—	—	17,642,427
Biotechnology	192,038,891	—	—	192,038,891
Chemicals	10,104,411	—	—	10,104,411
Consumer Finance	29,683,790	—	—	29,683,790
Diversified Financial Services	47,192,181	—	—	47,192,181
Electrical Equipment	31,771,079	—	—	31,771,079
Energy Equipment & Services	28,902,230	—	—	28,902,230
Food & Staples Retailing	12,231,312	—	—	12,231,312
Food Products	18,556,245	—	—	18,556,245
Health Care Equipment & Supplies	10,688,362	—	—	10,688,362
Health Care Providers & Services	26,217,220	—	—	26,217,220
Health Care Technology	4,881,090	—	—	4,881,090
Hotels, Restaurants & Leisure	83,747,027	—	—	83,747,027
Internet & Catalog Retail	130,079,644	—	—	130,079,644
Internet Software & Services	381,526,497	—	—	381,526,497
IT Services	116,354,583	—	—	116,354,583
Machinery	14,399,548	—	—	14,399,548
Media	205,944,233	—	—	205,944,233
Oil, Gas & Consumable Fuels	61,167,298	—	—	61,167,298
Pharmaceuticals	202,852,942	—	—	202,852,942
Real Estate Investment Trusts	21,730,537	—	—	21,730,537
Road & Rail	57,697,763	—	—	57,697,763
Software	89,069,298	—	—	89,069,298
Specialty Retail	20,786,908	—	—	20,786,908
Technology Hardware, Storage & Peripherals	85,624,100	—	—	85,624,100
Wireless Telecommunication Services	—	15,878,517	—	15,878,517
Total Common Stocks	1,961,719,116	15,878,517	—	1,977,597,633
Total Preferred Stock*	—	—	15,225,312	15,225,312
Total Short-Term Investment*	168,715,381	—	—	168,715,381
Total Investments	$2,130,434,497	$15,878,517	$15,225,312	$2,161,538,326

Collateral for securities loaned (Liability)	$—	$(168,715,381)	$—	$(168,715,381)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$480,644	$—	$480,644

*	See Schedule of Investments for additional detailed categorizations.

MSF-44

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2014	Change in Unrealized Appreciation/(Depreciation) from investments still held at September 30, 2014
Preferred Stocks
Software	$—	$(329,882)	$15,555,194	$15,225,312	$(329,882)

MSF-45

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Honeywell International, Inc.	57,100	$5,317,152
Northrop Grumman Corp.	91,300	12,029,688
Raytheon Co.	234,875	23,867,997
Spirit AeroSystems Holdings, Inc. - Class A (a)	195,000	7,421,700

		48,636,537

Auto Components—1.0%
Lear Corp.	197,800	17,091,898

Automobiles—0.9%
General Motors Co.	486,200	15,529,228

Banks—11.7%
Citigroup, Inc.	1,214,151	62,917,305
JPMorgan Chase & Co.	1,187,637	71,543,253
KeyCorp	425,800	5,675,914
Regions Financial Corp.	1,320,721	13,260,039
Wells Fargo & Co.	819,300	42,497,091

		195,893,602

Capital Markets—1.1%
Morgan Stanley	404,200	13,973,194
State Street Corp.	52,800	3,886,608

		17,859,802

Chemicals—2.1%
Akzo Nobel NV (ADR) (b)	1,013,916	22,985,476
Ashland, Inc.	21,000	2,186,100
Cabot Corp.	37,800	1,919,106
Celanese Corp. - Series A	69,500	4,067,140
LyondellBasell Industries NV - Class A	33,500	3,640,110

		34,797,932

Communications Equipment—4.8%
Cisco Systems, Inc.	2,152,500	54,178,425
Ericsson (ADR)	1,498,100	18,861,079
QUALCOMM, Inc.	103,800	7,761,126

		80,800,630

Consumer Finance—5.2%
Capital One Financial Corp.	503,100	41,063,022
Discover Financial Services	633,150	40,768,528
SLM Corp.	701,500	6,004,840

		87,836,390

Containers & Packaging—0.2%
Crown Holdings, Inc. (a)	62,900	2,800,308

Diversified Financial Services—1.8%
Intercontinental Exchange, Inc.	11,400	2,223,570
NASDAQ OMX Group, Inc. (The) (b)	643,875	27,313,178

		29,536,748

Diversified Telecommunication Services—1.6%
Verizon Communications, Inc.	552,500	27,619,475

Electric Utilities—0.3%
Edison International	95,310	5,329,735

Electronic Equipment, Instruments & Components—0.8%
Avnet, Inc.	221,800	9,204,700
Corning, Inc.	240,200	4,645,468

		13,850,168

Food & Staples Retailing—3.1%
CVS Health Corp.	116,450	9,268,255
Kroger Co. (The)	808,500	42,042,000

		51,310,255

Food Products—0.2%
Tyson Foods, Inc. - Class A	89,900	3,539,363

Gas Utilities—0.4%
UGI Corp.	218,750	7,457,188

Health Care Equipment & Supplies—6.0%
Baxter International, Inc.	371,500	26,662,555
Hologic, Inc. (a)	426,200	10,369,446
Medtronic, Inc.	719,800	44,591,610
Zimmer Holdings, Inc.	195,900	19,697,745

		101,321,356

Health Care Providers & Services—3.1%
Community Health Systems, Inc. (a) (b)	434,300	23,795,297
Quest Diagnostics, Inc. (b)	450,800	27,354,544

		51,149,841

Household Durables—1.6%
Newell Rubbermaid, Inc.	625,400	21,520,014
Tupperware Brands Corp.	81,100	5,599,144

		27,119,158

Household Products—0.9%
Energizer Holdings, Inc.	117,800	14,514,138

Independent Power and Renewable Electricity Producers—1.7%
AES Corp.	1,950,900	27,663,762

Insurance—7.7%
ACE, Ltd.	77,400	8,116,938
Aflac, Inc.	41,000	2,388,250
CNO Financial Group, Inc.	220,000	3,731,200
Genworth Financial, Inc. - Class A (a)	1,547,500	20,272,250
Hartford Financial Services Group, Inc. (The)	508,100	18,926,725
Lincoln National Corp.	495,100	26,527,458
Prudential Financial, Inc.	304,300	26,760,142
Travelers Cos., Inc. (The)	107,800	10,126,732
XL Group plc	381,700	12,660,989

		129,510,684

MSF-46

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.6%
Total System Services, Inc.	111,000	$3,436,560
Western Union Co. (The) (b)	473,800	7,599,752
Xerox Corp.	1,248,200	16,513,686

		27,549,998

Machinery—0.5%
Stanley Black & Decker, Inc.	89,000	7,902,310

Media—2.4%
Interpublic Group of Cos., Inc. (The)	249,100	4,563,512
Viacom, Inc. - Class B	473,300	36,415,702

		40,979,214

Metals & Mining—0.4%
Reliance Steel & Aluminum Co.	107,800	7,373,520

Multiline Retail—0.3%
Macy’s, Inc.	97,500	5,672,550

Oil, Gas & Consumable Fuels—15.6%
Apache Corp.	592,000	55,571,040
Cobalt International Energy, Inc. (a)	436,100	5,930,960
Gulfport Energy Corp. (a)	270,800	14,460,720
Marathon Oil Corp.	1,695,600	63,737,604
Marathon Petroleum Corp.	296,126	25,072,988
Memorial Resource Development Corp. (a)	68,380	1,853,782
Suncor Energy, Inc.	738,300	26,689,545
Total S.A. (ADR)	590,600	38,064,170
Valero Energy Corp.	675,900	31,273,893

		262,654,702

Personal Products—0.3%
Nu Skin Enterprises, Inc. - Class A (b)	106,800	4,809,204

Pharmaceuticals—8.2%
Hospira, Inc. (a)	635,800	33,080,674
Johnson & Johnson	81,075	8,641,784
Pfizer, Inc.	2,352,075	69,550,858
Teva Pharmaceutical Industries, Ltd. (ADR)	487,000	26,176,250

		137,449,566

Real Estate Investment Trusts—1.0%
CBS Outdoor Americas, Inc.	536,300	16,056,822

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	57,700	7,289,818

Semiconductors & Semiconductor Equipment—0.8%
Teradyne, Inc. (b)	688,208	13,344,353

Security Description	Shares/ Principal Amount*	Value

Software—4.8%
Microsoft Corp.	1,002,500	46,475,900
Oracle Corp.	563,000	21,551,640
Symantec Corp.	533,300	12,537,883

		80,565,423

Specialty Retail—1.8%
Gap, Inc. (The)	125,200	5,219,588
GNC Holdings, Inc. - Class A	634,500	24,580,530

		29,800,118

Wireless Telecommunication Services—1.2%
Telephone & Data Systems, Inc.	621,146	14,882,658
United States Cellular Corp. (a) (b)	143,143	5,078,714

		19,961,372

Total Common Stocks (Cost $1,483,746,369)		1,652,577,168

Convertible Preferred Stocks—0.4%

Food Products—0.3%
Tyson Foods, Inc.
4.750%, 07/15/17	90,527	4,558,940

Machinery—0.1%
Stanley Black & Decker, Inc.
6.250%, 11/17/16 (b)	10,940	1,238,299

Total Convertible Preferred Stocks (Cost $5,635,901)		5,797,239

Short-Term Investments—4.8%

Mutual Fund—3.9%
State Street Navigator Securities Lending MET Portfolio (c)	64,906,145	64,906,145

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $15,332,587 on 10/01/14, collateralized by $15,660,000 Federal National Mortgage Association at 0.000% due 06/01/15 with a value of $15,640,425.	15,332,587	15,332,587

Total Short-Term Investments (Cost $80,238,732)		80,238,732

Total Investments—103.6% (Cost $1,569,621,002) (d)		1,738,613,139
Other assets and liabilities (net)—(3.6)%		(59,829,817)

Net Assets—100.0%		$1,678,783,322

MSF-47

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $62,968,618 and the collateral received consisted of cash in the amount of $64,906,145. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,569,621,002. The aggregate unrealized appreciation and depreciation of investments were $194,076,620 and $(25,084,483), respectively, resulting in net unrealized appreciation of $168,992,137.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,652,577,168	$—	$—	$1,652,577,168
Total Convertible Preferred Stocks*	5,797,239	—	—	5,797,239
Short-Term Investments
Mutual Fund	64,906,145	—	—	64,906,145
Repurchase Agreement	—	15,332,587	—	15,332,587
Total Short-Term Investments	64,906,145	15,332,587	—	80,238,732
Total Investments	$1,723,280,552	$15,332,587	$—	$1,738,613,139

Collateral for securities loaned (Liability)	$—	$(64,906,145)	$—	$(64,906,145)

*	See Schedule of Investments for additional detailed categorizations.

MSF-48

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Certificate of Deposit—31.6%

Security Description	Principal Amount*	Value

Foreign Banks Yankee Dollar—25.7%
Bank of Montreal (Chicago)
0.199%, 12/08/14 (a)	7,000,000	$7,000,000
0.206%, 03/10/15 (a)	10,000,000	10,000,000
0.236%, 04/09/15 (a)	7,000,000	7,000,000
0.243%, 04/06/15	7,500,000	7,500,000
Bank of Nova Scotia (Houston)
0.237%, 04/08/15 (a)	18,000,000	18,000,000
0.253%, 08/04/15 (a)	11,258,000	11,258,000
Bank of Tokyo Mitsubishi UFJ, Ltd. (NY)
0.081%, 10/07/14	20,000,000	20,000,000
0.101%, 10/02/14	15,000,000	15,000,000
0.112%, 10/06/14	15,500,000	15,500,000
0.253%, 02/25/15	6,750,000	6,750,000
Canadian Imperial Bank of Commerce (NY)
0.227%, 06/17/15 (a)	5,500,000	5,500,000
Credit Industriel et Commercial (NY)
0.304%, 01/08/15	5,000,000	5,000,000
0.324%, 10/14/14	5,000,000	5,000,000
0.324%, 11/03/14	5,000,000	5,000,000
0.324%, 11/17/14	2,000,000	2,000,000
Credit Suisse (NY)
0.269%, 12/08/14	17,000,000	17,000,000
0.299%, 11/14/14	14,000,000	14,000,000
National Bank of Canada (NY)
0.237%, 04/20/15 (a)	7,000,000	7,000,000
0.264%, 12/19/14	4,400,000	4,400,000
0.278%, 06/24/15 (a)	5,000,000	5,000,000
Nordea Bank Finland plc (NY)
0.243%, 02/17/15	5,000,000	5,000,000
Rabobank Nederland (NY)
0.278%, 09/16/15 (a)	16,000,000	16,000,000
0.283%, 02/03/15 (a)	15,000,000	15,000,000
0.355%, 01/12/15	14,000,000	14,000,000
Royal Bank of Canada (NY)
0.238%, 10/23/14	7,000,000	7,000,000
0.253%, 02/04/15 (a)	5,000,000	5,000,000
0.274%, 10/10/14 (a)	5,500,000	5,500,000
Skandinaviska Enskilda Banken (NY)
0.253%, 10/06/14	7,000,000	7,000,000
0.253%, 10/20/14	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp. (NY)
0.247%, 10/09/14 (a)	4,500,000	4,500,000
0.248%, 10/14/14	11,000,000	11,000,020
0.253%, 12/11/14	8,000,000	8,000,000
Sumitomo Mitsui Trust Bank, Ltd. (NY)
0.254%, 10/22/14	8,000,000	8,000,000
Toronto Dominion Bank (NY)
0.250%, 09/04/15 (a)	12,000,000	12,000,000
0.253%, 10/08/14	3,000,000	3,000,000
Westpac Banking Corp. (NY)
0.229%, 10/08/14 (a)	10,000,000	10,000,000
0.239%, 05/05/15 (a)	10,000,000	10,000,000

		338,908,020

Domestic Banks—4.1%
Citibank N.A.
0.233%, 11/07/14	10,000,000	10,000,000
Wells Fargo Bank N.A.
0.213%, 11/07/14	10,000,000	10,000,000
0.227%, 11/26/14 (a)	12,000,000	12,000,000
0.243%, 03/13/15 (a)	7,000,000	7,000,000
0.253%, 02/12/15 (a)	5,000,000	5,000,000
0.253%, 02/17/15 (a)	5,000,000	5,000,000
0.267%, 09/08/15 (a)	5,000,000	5,000,000

		54,000,000

Foreign Banks Eurodollar—1.8%
Australia & New Zealand Banking Group, Ltd.
0.228%, 02/25/15	10,000,000	10,000,000
National Australia Bank, Ltd. (London)
0.232%, 10/23/14	14,000,000	14,000,000

		24,000,000

Total Certificate of Deposit (Cost $416,908,020)		416,908,020

Financial Company Commercial Paper (b)—25.7%
ANZ New Zealand International, Ltd. (London)
0.250%, 06/04/15	5,000,000	5,000,000
Bank of Nova Scotia
0.248%, 02/10/15(144A)	5,000,000	4,995,508
0.274%, 05/15/15	8,000,000	7,986,440
BPCE S.A.
0.233%, 11/03/14	5,000,000	4,998,946
Commonwealth Bank of Australia
0.235%, 03/23/15(144A)	10,000,000	10,000,000
0.238%, 11/20/14	3,000,000	3,000,000
0.242%, 04/23/15	10,000,000	9,999,716
0.245%, 05/20/15	7,000,000	7,000,000
Credit Suisse (NY)
0.299%, 11/25/14	5,500,000	5,497,521
DnB Bank ASA
0.238%, 03/02/15	40,000,000	39,960,311
Fortis Funding LLC
0.010%, 10/01/14	37,756,000	37,756,000
General Electric Capital Corp.
0.213%, 02/10/15	5,000,000	4,996,150
0.213%, 02/17/15	5,000,000	4,995,946
HSBC Bank plc
0.229%, 05/08/15	7,000,000	7,000,000
0.237%, 10/30/14	13,000,000	13,000,000
0.247%, 10/22/14(144A)	13,000,000	13,000,000
ING U.S. Funding LLC
0.233%, 11/10/14	5,000,000	4,998,722
0.253%, 12/05/14	7,500,000	7,496,615
Macquarie Bank, Ltd.
0.324%, 02/19/15	5,000,000	4,993,733

MSF-49

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Financial Company Commercial Paper (b)—(Continued)

Security Description	Principal Amount*	Value
National Australia Funding Delaware, Inc.
0.227%, 03/10/15(144A)	5,000,000	$5,000,000
0.227%, 03/13/15	5,000,000	5,000,000
0.236%, 08/11/15(144A)	8,000,000	8,000,000
0.252%, 08/27/15	7,000,000	7,000,000
Nederlandse Waterschapsbank NV
0.226%, 07/09/15	4,500,000	4,500,000
0.240%, 11/03/14	8,000,000	8,000,000
Nordea Bank AB
0.183%, 01/05/15	10,500,000	10,494,960
0.213%, 01/27/15	12,000,000	11,991,740
0.218%, 01/21/15	15,000,000	14,989,967
Skandinaviska Enskilda Banken AB
0.223%, 10/31/14	8,000,000	7,998,533
0.259%, 03/11/15	12,000,000	11,986,315
Societe Generale N.A., Inc.
0.015%, 10/02/14	10,000,000	9,999,996
0.015%, 10/03/14	5,000,000	4,999,996
Sumitomo Mitsui Banking Corp.
0.071%, 10/02/14	5,000,000	4,999,990
Westpac Banking Corp.
0.227%, 10/30/14	15,000,000	15,000,000
0.235%, 07/02/15 (144A)	5,000,000	4,999,808
Westpac Securities NZ, Ltd.
0.267%, 08/13/15 (144A)	7,500,000	7,500,000

Total Financial Company Commercial Paper (Cost $339,136,913)		339,136,913

Asset Backed Commercial Paper (b)—22.2%
Antalis U.S. Funding Corp.
0.081%, 10/06/14	8,000,000	7,999,911
0.233%, 11/07/14	5,000,000	4,998,818
Bedford Row Funding Corp.
0.253%, 11/05/14	8,000,000	7,998,056
0.258%, 03/12/15	10,000,000	10,000,000
0.304%, 11/25/14	5,000,000	4,997,708
Charta LLC
0.172%, 12/04/14	10,000,000	9,996,978
0.183%, 11/10/14	10,000,000	9,998,000
0.243%, 12/10/14	7,000,000	6,996,733
0.253%, 02/04/15	13,000,000	12,988,625
Collateralized Commercial Paper II Co. LLC
0.304%, 02/09/15	7,550,000	7,541,758
0.304%, 03/16/15	12,000,000	11,983,400
Fairway Finance Co. LLC
0.223%, 02/06/15 (144A)	15,000,000	14,988,267
Gemini Securitization Corp. LLC
0.152%, 10/01/14	53,007,000	53,007,000
Kells Funding LLC
0.247%, 10/15/14 (144A)	5,000,000	4,999,981
Old Line Funding LLC
0.223%, 01/26/15	15,000,000	14,989,275
Regency Markets No. 1 LLC
0.132%, 10/15/14	19,500,000	19,499,014
Sheffield Receivables Corp.
0.183%, 10/21/14	12,000,000	11,998,800
Thunder Bay Funding LLC
0.223%, 02/06/15	10,000,000	9,992,178
Victory Receivables Corp.
0.020%, 10/01/14	15,000,000	15,000,000
0.101%, 10/02/14	2,062,000	2,061,994
Working Capital Management Co.
0.112%, 10/03/14 (144A)	41,000,000	40,999,749
0.132%, 10/06/14	10,000,000	9,999,819

Total Asset Backed Commercial Paper (Cost $293,036,064)		293,036,064

Treasury Debt—12.1%
U.S. Treasury Bills
0.010%, 12/26/14 (b)	20,000,000	19,999,522
0.010%, 02/05/15 (b)	10,000,000	9,999,647
0.030%, 03/26/15 (b)	15,000,000	14,997,800
0.052%, 10/16/14 (b)	5,000,000	4,999,894
0.102%, 05/28/15 (b)	10,000,000	9,993,328
0.114%, 06/25/15 (b)	11,700,000	11,690,238
0.122%, 03/05/15 (b)	28,750,000	28,739,956
0.129%, 09/17/15 (b)	4,000,000	3,995,027
U.S. Treasury Notes
0.132%, 10/31/14	31,000,000	31,004,401
0.144%, 10/31/14	24,000,000	24,044,305

Total Treasury Debt (Cost $159,464,118)		159,464,118

Government Agency Debt—6.1%
Fannie Mae
0.148%, 02/27/15 (a)	15,000,000	14,998,461
Federal Home Loan Bank
0.020%, 11/26/14 (b)	25,000,000	24,999,222
0.022%, 11/28/14 (b)	40,000,000	39,998,582

Total Government Agency Debt (Cost $79,996,265)		79,996,265

Other Note—0.9%
Svenska Handelsbanken AB
0.288%, 03/13/15 (144A) (a)	11,100,000	11,100,000

Total Other Note (Cost $11,100,000)		11,100,000

MSF-50

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Other Commercial Paper—0.5%

Security Description	Principal Amount*	Value
CPPIB Capital, Inc.
0.304%, 02/09/15 (b)	7,000,000	$6,992,358

Total Other Commercial Paper (Cost $,6,992,358)		6,992,358

Total Investments—99.1% (Cost $1,306,633,738) (c)		1,306,633,738
Other assets and liabilities (net)—0.9%		12,061,362

Net Assets—100.0%		$1,318,695,100

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents current yield to maturity.
(c)	As of September 30, 2014, the aggregate cost of investments was $1,306,633,738.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $125,583,313, which is 9.5% of net assets.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Certificate of Deposit*	$—	$416,908,020	$—	$416,908,020
Financial Company Commercial Paper	—	339,136,913	—	339,136,913
Asset Backed Commercial Paper	—	293,036,064	—	293,036,064
Treasury Debt	—	159,464,118	—	159,464,118
Government Agency Debt	—	79,996,265	—	79,996,265
Other Note	—	11,100,000	—	11,100,000
Other Commercial Paper	—	6,992,358	—	6,992,358
Total Investments	$—	$1,306,633,738	$—	$1,306,633,738

*	See Schedule of Investments for additional detailed categorizations.

MSF-51

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
BE Aerospace, Inc. (a)	251,210	$21,086,567

Airlines—3.1%
American Airlines Group, Inc.	492,580	17,476,738
Spirit Airlines, Inc. (a)	247,008	17,078,133

		34,554,871

Automobiles—0.6%
Harley-Davidson, Inc.	118,810	6,914,742

Banks—2.2%
Signature Bank (a)	120,160	13,465,130
SVB Financial Group (a)	94,478	10,590,039

		24,055,169

Beverages—1.3%
Brown-Forman Corp. - Class B	160,280	14,460,462

Biotechnology—3.4%
Alkermes plc (a)	402,223	17,243,300
Incyte Corp. (a)	251,713	12,346,523
Medivation, Inc. (a)	74,900	7,405,363

		36,995,186

Capital Markets—3.0%
E*Trade Financial Corp. (a)	518,011	11,701,869
Raymond James Financial, Inc.	312,334	16,734,856
WisdomTree Investments, Inc. (a) (b)	380,180	4,326,448

		32,763,173

Chemicals—2.6%
Cytec Industries, Inc.	231,400	10,942,906
FMC Corp.	73,938	4,228,514
Sherwin-Williams Co. (The)	61,209	13,404,159

		28,575,579

Commercial Services & Supplies—2.2%
Copart, Inc. (a)	277,963	8,704,411
KAR Auction Services, Inc.	270,200	7,735,826
Stericycle, Inc. (a)	64,490	7,516,955

		23,957,192

Construction & Engineering—2.2%
Jacobs Engineering Group, Inc. (a)	209,230	10,214,608
MasTec, Inc. (a) (b)	444,861	13,621,644

		23,836,252

Construction Materials—2.1%
Eagle Materials, Inc.	227,211	23,136,896

Distributors—1.4%
LKQ Corp. (a)	585,960	15,580,676

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (a) (b)	215,057	9,045,297

Diversified Telecommunication Services—0.9%
Cogent Communications Holdings, Inc. (b)	300,313	10,093,520

Electronic Equipment, Instruments & Components—1.7%
Amphenol Corp. - Class A	184,848	18,458,921

Energy Equipment & Services—1.3%
Cameron International Corp. (a)	216,220	14,352,684

Food & Staples Retailing—0.7%
United Natural Foods, Inc. (a) (b)	124,900	7,676,354

Food Products—1.4%
Hain Celestial Group, Inc. (The) (a)	83,500	8,546,225
Mead Johnson Nutrition Co.	72,100	6,937,462

		15,483,687

Health Care Equipment & Supplies—1.9%
Cooper Cos., Inc. (The)	132,650	20,660,237

Health Care Providers & Services—3.8%
Centene Corp. (a)	175,000	14,474,250
Humana, Inc.	93,900	12,234,231
MEDNAX, Inc. (a) (b)	265,008	14,527,739

		41,236,220

Health Care Technology—1.3%
Allscripts Healthcare Solutions, Inc. (a)	401,180	5,381,830
Cerner Corp. (a)	155,390	9,256,582

		14,638,412

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc. (a)	10,580	7,052,522
Dunkin’ Brands Group, Inc. (b)	204,990	9,187,652
MGM Resorts International (a)	463,700	10,563,086
Starwood Hotels & Resorts Worldwide, Inc.	192,070	15,982,145

		42,785,405

Household Durables—0.9%
Harman International Industries, Inc.	100,100	9,813,804

Insurance—3.3%
Allied World Assurance Co. Holdings AG	185,208	6,823,063
Aon plc	205,411	18,008,382
Arthur J. Gallagher & Co.	238,910	10,836,958

		35,668,403

Internet & Catalog Retail—1.0%
Netflix, Inc. (a)	24,740	11,162,193

MSF-52

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—1.5%
Akamai Technologies, Inc. (a)	202,580	$12,114,284
Yelp, Inc. (a) (b)	65,540	4,473,105

		16,587,389

IT Services—5.7%
Alliance Data Systems Corp. (a)	74,029	18,379,180
Gartner, Inc. (a)	155,137	11,397,915
Global Payments, Inc.	187,530	13,104,597
Jack Henry & Associates, Inc.	167,670	9,332,512
WEX, Inc. (a)	94,340	10,407,589

		62,621,793

Life Sciences Tools & Services—1.5%
Illumina, Inc. (a)	103,810	17,016,535

Machinery—3.3%
Pall Corp.	94,354	7,897,430
Pentair plc	172,937	11,325,644
Wabtec Corp.	209,190	16,952,758

		36,175,832

Marine—2.1%
Kirby Corp. (a)	192,490	22,684,946

Media—1.4%
Discovery Communications, Inc. - Class A (a)	137,579	5,200,486
Imax Corp. (a) (b)	376,263	10,332,182

		15,532,668

Oil, Gas & Consumable Fuels—6.1%
Cabot Oil & Gas Corp.	350,500	11,457,845
Carrizo Oil & Gas, Inc. (a)	328,251	17,666,469
Concho Resources, Inc. (a)	86,050	10,789,809
Continental Resources, Inc. (a) (b)	236,260	15,706,565
EP Energy Corp. - Class A (a) (b)	387,300	6,770,004
SandRidge Energy, Inc. (a) (b)	993,420	4,261,772

		66,652,464

Pharmaceuticals—3.2%
Mylan, Inc. (a)	231,140	10,514,558
Perrigo Co. plc	163,219	24,513,862

		35,028,420

Professional Services—2.3%
IHS, Inc. - Class A (a)	202,550	25,357,234

Road & Rail—2.4%
Genesee & Wyoming, Inc. - Class A (a)	163,005	15,536,007
J.B. Hunt Transport Services, Inc.	145,400	10,766,870

		26,302,877

Semiconductors & Semiconductor Equipment—5.8%
Avago Technologies, Ltd.	239,798	20,862,426
Lam Research Corp.	176,684	13,198,295
NXP Semiconductor NV (a)	428,584	29,328,003

		63,388,724

Software—5.0%
Cadence Design Systems, Inc. (a) (b)	1,105,116	19,019,046
Electronic Arts, Inc. (a)	650,350	23,158,964
Fortinet, Inc. (a)	391,631	9,894,557
Zynga, Inc. - Class A (a) (b)	1,041,350	2,811,645

		54,884,212

Specialty Retail—4.7%
Advance Auto Parts, Inc.	97,840	12,748,552
DSW, Inc. - Class A	312,000	9,394,320
O’Reilly Automotive, Inc. (a)	79,130	11,897,987
Ross Stores, Inc.	109,700	8,291,126
Tiffany & Co.	95,930	9,239,018

		51,571,003

Technology Hardware, Storage & Peripherals—2.0%
SanDisk Corp.	219,200	21,470,640

Textiles, Apparel & Luxury Goods—1.4%
VF Corp.	229,290	15,140,019

Trading Companies & Distributors—0.9%
WESCO International, Inc. (a) (b)	124,790	9,766,065

Total Common Stocks (Cost $908,720,140)		1,077,172,723

Short-Term Investments—9.6%

Mutual Fund—8.2%
State Street Navigator Securities Lending MET Portfolio (c)	89,344,573	89,344,573

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $15,641,427 on 10/01/14, collateralized by $15,645,000 U.S. Treasury Note at 2.125% due 05/31/15 with a value of $15,957,900.	15,641,427	15,641,427

Total Short-Term Investments (Cost $104,986,000)		104,986,000

Total Investments—107.8% (Cost $1,013,706,140) (d)		1,182,158,723
Other assets and liabilities (net)—(7.8)%		(85,431,321)

Net Assets—100.0%		$1,096,727,402

MSF-53

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $99,584,662 and the collateral received consisted of cash in the amount of $89,344,573 and non-cash collateral with a value of $14,438,471. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,013,706,140. The aggregate unrealized appreciation and depreciation of investments were $188,927,609 and $(20,475,026), respectively, resulting in net unrealized appreciation of $168,452,583.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,077,172,723	$—	$—	$1,077,172,723
Short-Term Investments
Mutual Fund	89,344,573	—	—	89,344,573
Repurchase Agreement	—	15,641,427	—	15,641,427
Total Short-Term Investments	89,344,573	15,641,427	—	104,986,000
Total Investments	$1,166,517,296	$15,641,427	$—	$1,182,158,723

Collateral for securities loaned (Liability)	$—	$(89,344,573)	$—	$(89,344,573)

*	See Schedule of Investments for additional detailed categorizations.

MSF-54

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Boeing Co. (The)	403,386	$51,383,309
Precision Castparts Corp.	213,214	50,506,132

		101,889,441

Automobiles—1.2%
Tesla Motors, Inc. (a) (b)	146,788	35,622,512

Biotechnology—9.9%
Alexion Pharmaceuticals, Inc. (a)	362,571	60,121,523
Biogen Idec, Inc. (a)	233,113	77,116,111
Celgene Corp. (a)	496,618	47,069,454
Gilead Sciences, Inc. (a)	588,315	62,626,132
Vertex Pharmaceuticals, Inc. (a)	457,990	51,436,857

		298,370,077

Capital Markets—2.7%
Goldman Sachs Group, Inc. (The)	216,063	39,662,685
Morgan Stanley	1,214,527	41,986,198

		81,648,883

Chemicals—1.7%
Monsanto Co.	460,866	51,852,034

Energy Equipment & Services—2.3%
Schlumberger, Ltd.	696,325	70,809,289

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	429,774	53,859,278

Food Products—1.4%
Mondelez International, Inc. - Class A	1,202,832	41,215,038

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	844,960	35,141,886

Hotels, Restaurants & Leisure—5.1%
Chipotle Mexican Grill, Inc. (a)	55,762	37,170,391
Dunkin’ Brands Group, Inc. (b)	476,745	21,367,711
Las Vegas Sands Corp.	247,300	15,384,533
Marriott International, Inc. - Class A (b)	594,928	41,585,467
Starbucks Corp.	486,519	36,712,724

		152,220,826

Internet & Catalog Retail—7.0%
Amazon.com, Inc. (a)	245,939	79,300,571
Netflix, Inc. (a)	97,630	44,048,704
Priceline Group, Inc. (The) (a)	52,066	60,322,626
TripAdvisor, Inc. (a)	309,842	28,325,756

		211,997,657

Internet Software & Services—12.5%
Alibaba Group Holding, Ltd. (ADR) (a)	298,166	26,492,049
Facebook, Inc. - Class A (a)	1,383,091	109,319,513
Google, Inc. - Class A (a)	114,432	67,332,933
Google, Inc. - Class C (a)	116,717	67,387,727

Internet Software & Services—(Continued)
LinkedIn Corp. - Class A (a)	259,153	53,849,402
Pandora Media, Inc. (a) (b)	341,324	8,246,388
Twitter, Inc. (a)	772,432	39,842,043
Youku Tudou, Inc. (ADR) (a) (b)	117,195	2,100,134

		374,570,189

IT Services—5.5%
MasterCard, Inc. - Class A	1,352,501	99,976,874
Visa, Inc. - Class A	311,788	66,526,206

		166,503,080

Life Sciences Tools & Services—1.5%
Illumina, Inc. (a)	274,436	44,985,549

Media—4.2%
Discovery Communications, Inc. - Class A (a)	394,442	14,909,908
Discovery Communications, Inc. - Class C (a)	372,807	13,898,245
Twenty-First Century Fox, Inc. - Class A	1,292,694	44,326,477
Walt Disney Co. (The)	608,674	54,190,246

		127,324,876

Oil, Gas & Consumable Fuels—2.7%
Concho Resources, Inc. (a)	324,654	40,708,365
EOG Resources, Inc.	403,221	39,926,943

		80,635,308

Pharmaceuticals—6.3%
Actavis plc (a)	123,356	29,763,336
Bristol-Myers Squibb Co.	1,048,146	53,644,112
Merck & Co., Inc.	767,163	45,477,423
Novo Nordisk A/S (ADR)	1,264,771	60,228,395

		189,113,266

Real Estate Investment Trusts—1.1%
American Tower Corp.	351,983	32,956,168

Road & Rail—3.3%
Canadian Pacific Railway, Ltd.	255,900	53,091,573
Union Pacific Corp.	433,581	47,008,852

		100,100,425

Semiconductors & Semiconductor Equipment—0.9%
ARM Holdings plc (ADR) (b)	601,846	26,294,652

Software—8.1%
Adobe Systems, Inc. (a)	559,403	38,705,094
FireEye, Inc. (a) (b)	457,194	13,971,849
Red Hat, Inc. (a)	768,959	43,177,048
Salesforce.com, Inc. (a)	876,968	50,451,969
Splunk, Inc. (a) (b)	503,958	27,899,115
Tableau Software, Inc. - Class A (a)	91,619	6,656,120
VMware, Inc. - Class A (a) (b)	364,258	34,181,971
Workday, Inc. - Class A (a) (b)	343,165	28,311,112

		243,354,278

MSF-55

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—5.6%
Inditex S.A.	1,799,284	$49,567,816
O’Reilly Automotive, Inc. (a)	199,909	30,058,317
Tiffany & Co.	356,434	34,328,159
TJX Cos., Inc. (The)	928,155	54,918,931

		168,873,223

Technology Hardware, Storage & Peripherals—5.6%
Apple, Inc.	1,672,469	168,501,252

Textiles, Apparel & Luxury Goods—4.5%
Michael Kors Holdings, Ltd. (a)	321,029	22,918,260
NIKE, Inc. - Class B	749,486	66,854,151
Under Armour, Inc. - Class A (a) (b)	658,768	45,520,869

		135,293,280

Total Common Stocks (Cost $2,049,886,137)		2,993,132,467

Short-Term Investments—7.6%

Mutual Fund—6.9%
State Street Navigator Securities Lending MET Portfolio (c)	208,005,591	208,005,591

Security Description	Principal Amount*	Value

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $19,126,195 on 10/01/14, collateralized by $19,510,000 Federal National Mortgage Association at 0.000% due 01/26/15 with a value of $19,510,000.	19,126,195	19,126,195

Total Short-Term Investments (Cost $227,131,786)		227,131,786

Total Investments—107.1% (Cost $2,277,017,923) (d)		3,220,264,253
Other assets and liabilities (net)—(7.1)%		(212,821,003)

Net Assets—100.0%		$3,007,443,250

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $201,163,686 and the collateral received consisted of cash in the amount of $208,005,591. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $2,277,017,923. The aggregate unrealized appreciation and depreciation of investments were $963,640,017 and $(20,393,687), respectively, resulting in net unrealized appreciation of $943,246,330.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-56

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$101,889,441	$—	$—	$101,889,441
Automobiles	35,622,512	—	—	35,622,512
Biotechnology	298,370,077	—	—	298,370,077
Capital Markets	81,648,883	—	—	81,648,883
Chemicals	51,852,034	—	—	51,852,034
Energy Equipment & Services	70,809,289	—	—	70,809,289
Food & Staples Retailing	53,859,278	—	—	53,859,278
Food Products	41,215,038	—	—	41,215,038
Health Care Equipment & Supplies	35,141,886	—	—	35,141,886
Hotels, Restaurants & Leisure	152,220,826	—	—	152,220,826
Internet & Catalog Retail	211,997,657	—	—	211,997,657
Internet Software & Services	374,570,189	—	—	374,570,189
IT Services	166,503,080	—	—	166,503,080
Life Sciences Tools & Services	44,985,549	—	—	44,985,549
Media	127,324,876	—	—	127,324,876
Oil, Gas & Consumable Fuels	80,635,308	—	—	80,635,308
Pharmaceuticals	189,113,266	—	—	189,113,266
Real Estate Investment Trusts	32,956,168	—	—	32,956,168
Road & Rail	100,100,425	—	—	100,100,425
Semiconductors & Semiconductor Equipment	26,294,652	—	—	26,294,652
Software	243,354,278	—	—	243,354,278
Specialty Retail	119,305,407	49,567,816	—	168,873,223
Technology Hardware, Storage & Peripherals	168,501,252	—	—	168,501,252
Textiles, Apparel & Luxury Goods	135,293,280	—	—	135,293,280
Total Common Stocks	2,943,564,651	49,567,816	—	2,993,132,467
Short-Term Investments
Mutual Fund	208,005,591	—	—	208,005,591
Repurchase Agreement	—	19,126,195	—	19,126,195
Total Short-Term Investments	208,005,591	19,126,195	—	227,131,786
Total Investments	$3,151,570,242	$68,694,011	$—	$3,220,264,253

Collateral for securities loaned (Liability)	$—	$(208,005,591)	$—	$(208,005,591)

MSF-57

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Exelis, Inc.	42,259	$698,964
Hexcel Corp. (a)	36,103	1,433,289
Vectrus, Inc. (a)	2,348	45,851

		2,178,104

Air Freight & Logistics—0.7%
XPO Logistics, Inc. (a) (b)	85,512	3,221,237

Airlines—0.4%
Spirit Airlines, Inc. (a)	26,398	1,825,158

Auto Components—1.3%
Dana Holding Corp.	92,833	1,779,609
Fox Factory Holding Corp. (a) (b)	112,076	1,737,178
Remy International, Inc.	65,459	1,343,873
Tenneco, Inc. (a)	21,787	1,139,678

		6,000,338

Banks—9.4%
BancorpSouth, Inc.	117,513	2,366,712
Bank of the Ozarks, Inc. (b)	62,366	1,965,776
Boston Private Financial Holdings, Inc.	108,883	1,349,061
Cathay General Bancorp	132,581	3,291,986
City National Corp.	36,180	2,737,741
CVB Financial Corp. (b)	129,106	1,852,671
First Financial Bancorp	126,493	2,002,384
First Financial Bankshares, Inc. (b)	50,042	1,390,667
Iberiabank Corp.	33,100	2,069,081
PacWest Bancorp	72,443	2,986,825
Pinnacle Financial Partners, Inc.	102,991	3,717,975
Popular, Inc. (a)	54,000	1,589,490
PrivateBancorp, Inc.	65,964	1,972,983
Prosperity Bancshares, Inc.	49,002	2,801,444
Signature Bank (a)	29,196	3,271,704
Talmer Bancorp, Inc. - Class A	141,792	1,960,983
Texas Capital Bancshares, Inc. (a)	38,371	2,213,239
TriState Capital Holdings, Inc. (a)	80,906	733,818
Wintrust Financial Corp.	61,820	2,761,500

		43,036,040

Biotechnology—2.7%
Acceleron Pharma, Inc. (a) (b)	33,492	1,012,798
Acorda Therapeutics, Inc. (a) (b)	29,615	1,003,356
Anacor Pharmaceuticals, Inc. (a) (b)	67,343	1,647,883
Chimerix, Inc. (a) (b)	48,231	1,332,140
Emergent Biosolutions, Inc. (a)	74,023	1,577,430
Exact Sciences Corp. (a) (b)	64,042	1,241,134
Neurocrine Biosciences, Inc. (a) (b)	86,353	1,353,152
PTC Therapeutics, Inc. (a) (b)	19,302	849,481
Receptos, Inc. (a)	17,771	1,103,757
TESARO, Inc. (a) (b)	39,578	1,065,440

		12,186,571

Building Products—1.5%
Apogee Enterprises, Inc.	53,679	2,136,424
Armstrong World Industries, Inc. (a)	35,535	1,989,960
Masonite International Corp. (a)	33,126	1,834,518
NCI Building Systems, Inc. (a) (b)	57,206	1,109,796

		7,070,698

Capital Markets—1.9%
Ares Capital Corp.	100,165	1,618,666
Artisan Partners Asset Management, Inc. - Class A	29,501	1,535,527
Hercules Technology Growth Capital, Inc. (b)	84,574	1,222,940
HFF, Inc. - Class A	38,491	1,114,315
Safeguard Scientifics, Inc. (a) (b)	43,441	799,314
Stifel Financial Corp. (a)	56,327	2,641,173

		8,931,935

Chemicals—1.7%
Cabot Corp.	44,594	2,264,037
Flotek Industries, Inc. (a) (b)	65,392	1,704,769
Minerals Technologies, Inc.	36,581	2,257,414
Tronox, Ltd. - Class A	52,108	1,357,413
Zep, Inc.	22,687	318,072

		7,901,705

Commercial Services & Supplies—3.0%
Healthcare Services Group, Inc. (b)	46,422	1,328,133
Interface, Inc.	87,698	1,415,446
KAR Auction Services, Inc.	97,612	2,794,632
Knoll, Inc. (b)	99,077	1,715,023
McGrath RentCorp (b)	34,930	1,194,606
Rollins, Inc.	51,936	1,520,686
Viad Corp.	57,099	1,179,094
Waste Connections, Inc.	32,277	1,566,080
West Corp. (b)	40,130	1,182,230

		13,895,930

Communications Equipment—0.6%
Calix, Inc. (a)	165,893	1,587,596
Ciena Corp. (a) (b)	68,979	1,153,329

		2,740,925

Construction & Engineering—0.8%
MYR Group, Inc. (a)	68,157	1,641,220
Primoris Services Corp.	83,665	2,245,569

		3,886,789

Consumer Finance—0.6%
Credit Acceptance Corp. (a) (b)	6,625	835,214
Encore Capital Group, Inc. (a) (b)	39,074	1,731,369

		2,566,583

Distributors—0.8%
Core-Mark Holding Co., Inc.	35,474	1,881,541
Pool Corp.	33,189	1,789,551

		3,671,092

MSF-58

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (a)	56,156	$2,361,921
Grand Canyon Education, Inc. (a)	50,361	2,053,218
Nord Anglia Education, Inc. (a) (b)	93,818	1,594,906

		6,010,045

Diversified Financial Services—1.2%
FNFV Group (a)	142,354	1,958,791
MarketAxess Holdings, Inc.	55,518	3,434,344

		5,393,135

Diversified Telecommunication Services—0.1%
Premiere Global Services, Inc. (a)	55,571	665,185

Electric Utilities—1.3%
ALLETE, Inc. (b)	60,842	2,700,776
ITC Holdings Corp.	21,890	779,941
UIL Holdings Corp. (b)	69,173	2,448,724

		5,929,441

Electrical Equipment—1.3%
AZZ, Inc.	24,669	1,030,424
Babcock & Wilcox Co. (The)	72,934	2,019,542
EnerSys (b)	30,351	1,779,783
Thermon Group Holdings, Inc. (a)	55,159	1,346,983

		6,176,732

Electronic Equipment, Instruments & Components—4.0%
Belden, Inc.	37,769	2,417,971
Checkpoint Systems, Inc. (a)	90,089	1,101,788
FEI Co.	21,756	1,640,838
IPG Photonics Corp. (a) (b)	23,269	1,600,442
Littelfuse, Inc.	38,569	3,285,307
Measurement Specialties, Inc. (a)	15,176	1,299,217
Methode Electronics, Inc.	41,519	1,530,806
Rogers Corp. (a)	40,620	2,224,351
TTM Technologies, Inc. (a)	89,179	607,309
Vishay Intertechnology, Inc. (b)	169,189	2,417,711

		18,125,740

Energy Equipment & Services—2.8%
Bristow Group, Inc.	34,488	2,317,593
Dril-Quip, Inc. (a)	16,544	1,479,034
Forum Energy Technologies, Inc. (a)	59,082	1,808,500
Helix Energy Solutions Group, Inc. (a)	204,809	4,518,086
Parker Drilling Co. (a)	337,922	1,669,335
RigNet, Inc. (a)	23,931	968,009

		12,760,557

Food & Staples Retailing—0.4%
SpartanNash Co.	97,655	1,899,390

Food Products—1.2%
Darling Ingredients, Inc. (a)	44,704	818,977
J&J Snack Foods Corp.	6,991	654,078

Food Products—(Continued)
Post Holdings, Inc. (a) (b)	63,678	2,112,836
TreeHouse Foods, Inc. (a)	21,169	1,704,105

		5,289,996

Health Care Equipment & Supplies—3.2%
Cardiovascular Systems, Inc. (a)	44,813	1,058,931
Cyberonics, Inc. (a) (b)	19,469	996,034
Cynosure, Inc. - Class A (a)	93,729	1,968,309
Insulet Corp. (a) (b)	38,099	1,403,948
Novadaq Technologies, Inc. (a)	104,198	1,322,273
Quidel Corp. (a)	54,901	1,475,190
Spectranetics Corp. (The) (a) (b)	87,037	2,312,573
SurModics, Inc. (a)	42,270	767,623
Teleflex, Inc.	17,290	1,816,141
Wright Medical Group, Inc. (a)	50,709	1,536,483

		14,657,505

Health Care Providers & Services—3.1%
Acadia Healthcare Co., Inc. (a) (b)	48,411	2,347,933
Amsurg Corp. (a)	38,592	1,931,530
Bio-Reference Labs, Inc. (a)	41,966	1,177,566
BioScrip, Inc. (a) (b)	209,985	1,450,996
Hanger, Inc. (a)	29,834	612,194
IPC The Hospitalist Co., Inc. (a)	34,814	1,559,319
Magellan Health, Inc. (a)	28,833	1,578,030
Team Health Holdings, Inc. (a)	44,813	2,598,706
WellCare Health Plans, Inc. (a)	19,306	1,164,924

		14,421,198

Health Care Technology—0.6%
HMS Holdings Corp. (a) (b)	80,580	1,518,933
MedAssets, Inc. (a)	56,955	1,180,108

		2,699,041

Hotels, Restaurants & Leisure—4.0%
Churchill Downs, Inc.	33,781	3,293,647
Cracker Barrel Old Country Store, Inc. (b)	13,641	1,407,615
Diamond Resorts International, Inc. (a)	122,259	2,782,615
Marriott Vacations Worldwide Corp. (a)	51,206	3,246,972
Multimedia Games Holding Co., Inc. (a)	38,659	1,392,111
Popeyes Louisiana Kitchen, Inc. (a)	42,358	1,715,499
Six Flags Entertainment Corp. (b)	62,966	2,165,401
Vail Resorts, Inc.	24,401	2,117,031

		18,120,891

Household Durables—1.0%
Jarden Corp. (a)	43,374	2,607,211
La-Z-Boy, Inc.	36,054	713,509
Libbey, Inc. (a)	45,113	1,184,667

		4,505,387

Industrial Conglomerates—0.4%
Raven Industries, Inc. (b)	73,559	1,794,840

MSF-59

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—2.1%
Employers Holdings, Inc.	114,738	$2,208,707
HCC Insurance Holdings, Inc.	68,370	3,301,587
ProAssurance Corp.	45,299	1,996,327
Reinsurance Group of America, Inc.	27,885	2,234,425

		9,741,046

Internet & Catalog Retail—1.2%
HomeAway, Inc. (a)	51,605	1,831,978
HSN, Inc.	37,192	2,282,473
Liberty Ventures - Series A (a)	32,340	1,227,626

		5,342,077

Internet Software & Services—2.4%
Blucora, Inc. (a)	44,164	673,059
comScore, Inc. (a)	42,553	1,549,355
CoStar Group, Inc. (a)	7,958	1,237,787
Dealertrack Technologies, Inc. (a) (b)	45,295	1,966,256
Envestnet, Inc. (a)	40,800	1,836,000
Everyday Health, Inc. (a) (b)	84,878	1,185,746
Perficient, Inc. (a)	84,986	1,273,940
Shutterstock, Inc. (a) (b)	21,173	1,511,329

		11,233,472

IT Services—3.4%
Cardtronics, Inc. (a)	46,113	1,623,178
Convergys Corp.	107,588	1,917,218
DST Systems, Inc.	17,356	1,456,516
Euronet Worldwide, Inc. (a)	105,739	5,053,267
InterXion Holding NV (a)	79,202	2,193,103
WEX, Inc. (a)	29,644	3,270,326

		15,513,608

Life Sciences Tools & Services—0.3%
Cambrex Corp. (a)	71,861	1,342,363

Machinery—4.6%
Alamo Group, Inc.	18,612	763,092
Albany International Corp. - Class A	51,129	1,740,431
Altra Industrial Motion Corp.	86,464	2,521,290
Graham Corp.	19,972	574,195
John Bean Technologies Corp.	105,577	2,969,881
Manitowoc Co., Inc. (The) (b)	55,070	1,291,391
Middleby Corp. (The) (a)	19,806	1,745,503
Proto Labs, Inc. (a)	23,101	1,593,969
RBC Bearings, Inc.	59,691	3,384,480
Trimas Corp. (a)	67,251	1,636,217
Twin Disc, Inc.	30,026	809,501
Wabtec Corp.	26,754	2,168,144

		21,198,094

Marine—0.6%
Kirby Corp. (a)	21,825	2,572,076

Media—2.5%
Carmike Cinemas, Inc. (a)	73,550	2,278,579
EW Scripps Co. (The) - Class A (a)	90,338	1,473,413
John Wiley & Sons, Inc. - Class A	40,041	2,246,700
National CineMedia, Inc.	124,286	1,803,390
New Media Investment Group, Inc. (b)	107,473	1,787,276
Time, Inc. (a)	76,137	1,783,890

		11,373,248

Metals & Mining—1.8%
Globe Specialty Metals, Inc.	52,032	946,462
Haynes International, Inc.	42,162	1,939,030
Horsehead Holding Corp. (a) (b)	101,090	1,671,018
RTI International Metals, Inc. (a)	56,585	1,395,386
SunCoke Energy, Inc. (a)	105,208	2,361,920

		8,313,816

Multi-Utilities—0.5%
NorthWestern Corp.	54,849	2,487,951

Oil, Gas & Consumable Fuels—1.9%
Clayton Williams Energy, Inc. (a)	12,001	1,157,496
Diamondback Energy, Inc. (a)	22,563	1,687,261
Gulfport Energy Corp. (a)	30,869	1,648,405
Oasis Petroleum, Inc. (a)	36,780	1,537,772
QEP Resources, Inc.	47,596	1,465,005
Rosetta Resources, Inc. (a)	31,362	1,397,491

		8,893,430

Paper & Forest Products—0.3%
PH Glatfelter Co.	52,982	1,162,955

Pharmaceuticals—1.0%
Akorn, Inc. (a) (b)	45,396	1,646,513
Impax Laboratories, Inc. (a)	37,930	899,320
Mallinckrodt plc (a)	9,201	829,470
Pacira Pharmaceuticals, Inc. (a) (b)	11,712	1,135,127

		4,510,430

Professional Services—2.5%
Advisory Board Co. (The) (a)	34,781	1,620,447
Corporate Executive Board Co. (The)	26,762	1,607,593
Huron Consulting Group, Inc. (a)	30,051	1,832,210
Insperity, Inc.	29,383	803,331
On Assignment, Inc. (a)	51,359	1,378,989
RPX Corp. (a)	91,828	1,260,798
TriNet Group, Inc. (a)	42,482	1,093,912
WageWorks, Inc. (a) (b)	36,787	1,674,912

		11,272,192

Real Estate Investment Trusts—5.6%
American Campus Communities, Inc.	55,813	2,034,384
BioMed Realty Trust, Inc.	122,885	2,482,277
CubeSmart	164,717	2,961,612
Hersha Hospitality Trust	424,476	2,703,912

MSF-60

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Home Properties, Inc.	25,191	$1,467,124
Mid-America Apartment Communities, Inc.	32,704	2,147,017
National Retail Properties, Inc. (b)	42,345	1,463,867
Omega Healthcare Investors, Inc.	64,035	2,189,356
Potlatch Corp.	54,794	2,203,267
Retail Opportunity Investments Corp. (b)	194,735	2,862,604
Sovran Self Storage, Inc.	39,988	2,973,508

		25,488,928

Road & Rail—1.7%
Avis Budget Group, Inc. (a)	22,108	1,213,508
Genesee & Wyoming, Inc. - Class A (a)	41,214	3,928,107
Old Dominion Freight Line, Inc. (a)	37,994	2,683,896

		7,825,511

Semiconductors & Semiconductor Equipment—3.6%
Cavium, Inc. (a)	38,917	1,935,342
Intersil Corp. - Class A	119,128	1,692,809
MKS Instruments, Inc.	41,497	1,385,170
Monolithic Power Systems, Inc.	51,157	2,253,466
Power Integrations, Inc.	25,521	1,375,837
Semtech Corp. (a)	128,834	3,497,843
Silicon Laboratories, Inc. (a)	40,822	1,659,006
Teradyne, Inc.	150,912	2,926,184

		16,725,657

Software—4.3%
Aspen Technology, Inc. (a)	59,003	2,225,593
FleetMatics Group plc (a) (b)	52,020	1,586,610
Guidewire Software, Inc. (a) (b)	56,145	2,489,469
Monotype Imaging Holdings, Inc.	36,600	1,036,512
NetScout Systems, Inc. (a)	39,317	1,800,719
Proofpoint, Inc. (a) (b)	40,878	1,518,209
SS&C Technologies Holdings, Inc. (a)	29,722	1,304,499
Synchronoss Technologies, Inc. (a) (b)	56,196	2,572,653
Ultimate Software Group, Inc. (The) (a) (b)	14,616	2,068,310
Verint Systems, Inc. (a)	52,776	2,934,873

		19,537,447

Specialty Retail—2.2%
Asbury Automotive Group, Inc. (a)	19,022	1,225,397
Barnes & Noble, Inc. (a)	68,614	1,354,441
Christopher & Banks Corp. (a)	70,346	695,722
Genesco, Inc. (a)	38,244	2,858,739
MarineMax, Inc. (a) (b)	115,338	1,943,445
Restoration Hardware Holdings, Inc. (a) (b)	17,082	1,358,873
Sally Beauty Holdings, Inc. (a)	29,695	812,752

		10,249,369

Technology Hardware, Storage & Peripherals—0.1%
Eastman Kodak Co. (a) (b)	23,802	522,930

Textiles, Apparel & Luxury Goods—1.4%
Deckers Outdoor Corp. (a) (b)	21,498	2,089,176
Oxford Industries, Inc.	30,277	1,846,594
Tumi Holdings, Inc. (a) (b)	75,749	1,541,492
Vince Holding Corp. (a)	35,064	1,061,037

		6,538,299

Thrifts & Mortgage Finance—0.5%
Capitol Federal Financial, Inc.	114,677	1,355,482
Federal Agricultural Mortgage Corp. - Class C	33,757	1,084,950

		2,440,432

Trading Companies & Distributors—1.1%
DXP Enterprises, Inc. (a)	24,901	1,834,706
H&E Equipment Services, Inc.	37,329	1,503,612
Rush Enterprises, Inc. - Class A (a)	50,123	1,676,614

		5,014,932

Transportation Infrastructure—0.6%
Macquarie Infrastructure Co. LLC	21,938	1,463,264
Wesco Aircraft Holdings, Inc. (a)	64,507	1,122,422

		2,585,686

Water Utilities—0.1%
Middlesex Water Co.	26,350	516,460

Total Common Stocks (Cost $337,578,853)		449,964,597

Short-Term Investments—18.7%

Mutual Fund—17.0%
State Street Navigator Securities Lending MET Portfolio (c)	77,757,984	77,757,984

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $7,933,784 on 10/01/14, collateralized by $7,665,000 U.S. Treasury Bond at 11.250% due 02/15/15 with a value of $8,093,780.	7,933,784	7,933,784

Total Short-Term Investments (Cost $85,691,768)		85,691,768

Total Investments—116.8% (Cost $423,270,621) (d)		535,656,365
Other assets and liabilities (net)—(16.8)%		(76,890,897)

Net Assets—100.0%		$458,765,468

MSF-61

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $78,086,133 and the collateral received consisted of cash in the amount of $77,757,984 and non-cash collateral with a value of $3,653,833. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $423,270,621. The aggregate unrealized appreciation and depreciation of investments were $123,108,852 and $(10,723,108), respectively, resulting in net unrealized appreciation of $112,385,744.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$449,964,597	$—	$—	$449,964,597
Short-Term Investments
Mutual Fund	77,757,984	—	—	77,757,984
Repurchase Agreement	—	7,933,784	—	7,933,784
Total Short-Term Investments	77,757,984	7,933,784	—	85,691,768
Total Investments	$527,722,581	$7,933,784	$—	$535,656,365

Collateral for securities loaned (Liability)	$—	$(77,757,984)	$—	$(77,757,984)

*	See Schedule of Investments for additional detailed categorizations.

MSF-62

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Hexcel Corp. (a)	87,143	$3,459,577

Air Freight & Logistics—1.9%
XPO Logistics, Inc. (a) (b)	206,401	7,775,126

Airlines—1.1%
Spirit Airlines, Inc. (a)	64,093	4,431,390

Banks—4.0%
Bank of the Ozarks, Inc.	150,532	4,744,769
Boston Private Financial Holdings, Inc.	262,810	3,256,216
Pinnacle Financial Partners, Inc.	105,649	3,813,929
PrivateBancorp, Inc.	159,217	4,762,180

		16,577,094

Biotechnology—7.0%
Acceleron Pharma, Inc. (a) (b)	80,839	2,444,571
Acorda Therapeutics, Inc. (a)	72,065	2,441,562
Anacor Pharmaceuticals, Inc. (a) (b)	162,545	3,977,476
Chimerix, Inc. (a) (b)	116,416	3,215,410
Emergent Biosolutions, Inc. (a)	178,670	3,807,458
Exact Sciences Corp. (a) (b)	154,720	2,998,474
Neurocrine Biosciences, Inc. (a) (b)	208,430	3,266,098
PTC Therapeutics, Inc. (a) (b)	46,911	2,064,553
Receptos, Inc. (a)	42,900	2,664,519
TESARO, Inc. (a) (b)	95,530	2,571,668

		29,451,789

Building Products—1.9%
Apogee Enterprises, Inc.	129,565	5,156,687
NCI Building Systems, Inc. (a) (b)	139,283	2,702,090

		7,858,777

Capital Markets—1.5%
Artisan Partners Asset Management, Inc. - Class A	71,208	3,706,376
HFF, Inc. - Class A	92,906	2,689,629

		6,396,005

Chemicals—1.0%
Flotek Industries, Inc. (a) (b)	157,837	4,114,811

Commercial Services & Supplies—1.6%
Healthcare Services Group, Inc. (b)	112,978	3,232,300
Interface, Inc.	211,676	3,416,451

		6,648,751

Communications Equipment—0.7%
Ciena Corp. (a) (b)	166,495	2,783,796

Consumer Finance—1.0%
Encore Capital Group, Inc. (a) (b)	94,313	4,179,009

Distributors—1.0%
Pool Corp.	80,109	4,319,477

Diversified Consumer Services—3.5%
Bright Horizons Family Solutions, Inc. (a)	135,544	$5,700,980
Grand Canyon Education, Inc. (a)	121,557	4,955,879
Nord Anglia Education, Inc. (a) (b)	226,448	3,849,616

		14,506,475

Diversified Financial Services—1.0%
MarketAxess Holdings, Inc.	64,931	4,016,632

Electrical Equipment—0.8%
Thermon Group Holdings, Inc. (a)	133,136	3,251,181

Electronic Equipment, Instruments & Components—2.6%
FEI Co.	52,513	3,960,530
IPG Photonics Corp. (a) (b)	56,165	3,863,029
Measurement Specialties, Inc. (a)	36,632	3,136,066

		10,959,625

Energy Equipment & Services—3.5%
Dril-Quip, Inc. (a)	39,932	3,569,921
Forum Energy Technologies, Inc. (a)	142,605	4,365,139
Helix Energy Solutions Group, Inc. (a)	194,334	4,287,008
RigNet, Inc. (a)	57,762	2,336,473

		14,558,541

Food Products—1.0%
TreeHouse Foods, Inc. (a)	51,396	4,137,378

Health Care Equipment & Supplies—6.5%
Cardiovascular Systems, Inc. (a)	108,165	2,555,939
Cyberonics, Inc. (a)	46,994	2,404,213
Cynosure, Inc. - Class A (a)	134,516	2,824,836
Insulet Corp. (a) (b)	91,959	3,388,689
Novadaq Technologies, Inc. (a)	251,501	3,191,548
Quidel Corp. (a) (b)	132,514	3,560,651
Spectranetics Corp. (The) (a) (b)	210,080	5,581,826
Wright Medical Group, Inc. (a)	122,395	3,708,568

		27,216,270

Health Care Providers & Services—5.8%
Acadia Healthcare Co., Inc. (a) (b)	116,849	5,667,177
Amsurg Corp. (a)	93,149	4,662,108
IPC The Hospitalist Co., Inc. (a) (b)	84,032	3,763,793
Magellan Health, Inc. (a)	70,170	3,840,404
Team Health Holdings, Inc. (a)	108,165	6,272,488

		24,205,970

Health Care Technology—0.9%
HMS Holdings Corp. (a) (b)	194,497	3,666,268

Hotels, Restaurants & Leisure—3.0%
Multimedia Games Holding Co., Inc. (a)	93,312	3,360,165
Popeyes Louisiana Kitchen, Inc. (a)	102,240	4,140,720
Vail Resorts, Inc.	58,898	5,109,991

		12,610,876

MSF-63

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—1.1%
HomeAway, Inc. (a)	124,560	$4,421,880

Internet Software & Services—5.3%
comScore, Inc. (a)	102,818	3,743,603
CoStar Group, Inc. (a)	19,208	2,987,612
Dealertrack Technologies, Inc. (a) (b)	109,328	4,745,929
Envestnet, Inc. (a)	98,479	4,431,555
Everyday Health, Inc. (a) (b)	205,720	2,873,909
Shutterstock, Inc. (a) (b)	51,106	3,647,946

		22,430,554

IT Services—3.1%
Cardtronics, Inc. (a)	111,303	3,917,865
Euronet Worldwide, Inc. (a)	83,491	3,990,035
InterXion Holding NV (a)	191,169	5,293,470

		13,201,370

Life Sciences Tools & Services—0.8%
Cambrex Corp. (a)	174,473	3,259,156

Machinery—3.2%
Manitowoc Co., Inc. (The)	133,706	3,135,406
Middleby Corp. (The) (a)	47,805	4,213,054
Proto Labs, Inc. (a)	55,759	3,847,371
RBC Bearings, Inc.	42,384	2,403,173

		13,599,004

Oil, Gas & Consumable Fuels—3.6%
Diamondback Energy, Inc. (a)	54,461	4,072,594
Gulfport Energy Corp. (a)	74,508	3,978,727
Oasis Petroleum, Inc. (a)	89,300	3,733,633
Rosetta Resources, Inc. (a)	75,699	3,373,147

		15,158,101

Pharmaceuticals—2.1%
Akorn, Inc. (a) (b)	109,572	3,974,176
Impax Laboratories, Inc. (a)	91,553	2,170,722
Pacira Pharmaceuticals, Inc. (a) (b)	28,299	2,742,739

		8,887,637

Professional Services—5.3%
Advisory Board Co. (The) (a) (b)	83,951	3,911,277
Corporate Executive Board Co. (The)	64,977	3,903,168
Huron Consulting Group, Inc. (a)	72,533	4,422,337
On Assignment, Inc. (a)	123,965	3,328,460
TriNet Group, Inc. (a)	103,390	2,662,293
WageWorks, Inc. (a) (b)	89,569	4,078,077

		22,305,612

Road & Rail—1.4%
Genesee & Wyoming, Inc. - Class A (a)	62,577	5,964,214

Semiconductors & Semiconductor Equipment—6.9%
Cavium, Inc. (a) (b)	93,934	4,671,338
Intersil Corp. - Class A	287,538	4,085,915
MKS Instruments, Inc.	101,035	3,372,548
Monolithic Power Systems, Inc.	123,478	5,439,206
Power Integrations, Inc.	62,138	3,349,860
Semtech Corp. (a)	148,476	4,031,123
Silicon Laboratories, Inc. (a)	98,533	4,004,381

		28,954,371

Software—6.7%
Aspen Technology, Inc. (a)	142,416	5,371,932
FleetMatics Group plc (a) (b)	125,561	3,829,610
Guidewire Software, Inc. (a) (b)	135,517	6,008,824
NetScout Systems, Inc. (a)	94,999	4,350,954
Proofpoint, Inc. (a) (b)	98,770	3,668,318
Ultimate Software Group, Inc. (The) (a) (b)	35,279	4,992,331

		28,221,969

Specialty Retail—1.5%
Asbury Automotive Group, Inc. (a)	46,295	2,982,324
Restoration Hardware Holdings, Inc. (a) (b)	41,231	3,279,926

		6,262,250

Textiles, Apparel & Luxury Goods—3.8%
Deckers Outdoor Corp. (a) (b)	51,891	5,042,767
Oxford Industries, Inc.	73,685	4,494,048
Tumi Holdings, Inc. (a) (b)	182,836	3,720,713
Vince Holding Corp. (a)	85,337	2,582,298

		15,839,826

Transportation Infrastructure—0.6%
Wesco Aircraft Holdings, Inc. (a)	156,991	2,731,643

Total Common Stocks (Cost $338,661,813)		408,362,405

Short-Term Investments—28.5%

Mutual Fund—26.0%
State Street Navigator Securities Lending MET Portfolio (c)	108,957,395	108,957,395

MSF-64

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $10,265,395 on 10/01/14, collateralized by $10,460,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $10,473,075.	10,265,395	$10,265,395

Total Short-Term Investments (Cost $119,222,790)		119,222,790

Total Investments—126.0% (Cost $457,884,603) (d)		527,585,195
Other assets and liabilities (net)—(26.0)%		(108,726,230)

Net Assets—100.0%		$418,858,965

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $104,742,529 and the collateral received consisted of cash in the amount of $108,957,395. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $457,884,603. The aggregate unrealized appreciation and depreciation of investments were $83,828,161 and $(14,127,569), respectively, resulting in net unrealized appreciation of $69,700,592.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$408,362,405	$—	$—	$408,362,405
Short-Term Investments
Mutual Fund	108,957,395	—	—	108,957,395
Repurchase Agreement	—	10,265,395	—	10,265,395
Total Short-Term Investments	108,957,395	10,265,395	—	119,222,790
Total Investments	$517,319,800	$10,265,395	$—	$527,585,195

Collateral for securities loaned (Liability)	$—	$(108,957,395)	$—	$(108,957,395)

*	See Schedule of Investments for additional detailed categorizations.

MSF-65

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—92.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
L-3 Communications Holdings, Inc.	134,485	$15,992,956
Rockwell Collins, Inc.	287,371	22,558,624

		38,551,580

Banks—1.2%
M&T Bank Corp. (a)	137,869	16,997,869

Capital Markets—1.0%
Northern Trust Corp.	206,536	14,050,644

Commercial Services & Supplies—1.2%
Republic Services, Inc.	442,573	17,269,198

Construction & Engineering—1.7%
Jacobs Engineering Group, Inc. (b)	491,721	24,005,819

Diversified Consumer Services—2.0%
H&R Block, Inc.	891,813	27,655,121

Diversified Financial Services—1.6%
Intercontinental Exchange, Inc.	113,885	22,213,269

Electric Utilities—3.9%
Edison International	595,625	33,307,350
Xcel Energy, Inc. (a)	700,727	21,302,101

		54,609,451

Electrical Equipment—1.6%
Hubbell, Inc. - Class B	185,586	22,368,681

Electronic Equipment, Instruments & Components—7.9%
Arrow Electronics, Inc. (b)	667,527	36,947,619
Avnet, Inc.	877,063	36,398,115
FLIR Systems, Inc.	1,001,298	31,380,679
Ingram Micro, Inc. - Class A (b)	183,289	4,730,689

		109,457,102

Energy Equipment & Services—4.4%
Ensco plc - Class A (a)	741,018	30,611,454
McDermott International, Inc. (a) (b)	1,683,955	9,632,223
Patterson-UTI Energy, Inc.	647,493	21,062,947

		61,306,624

Food & Staples Retailing—3.2%
Kroger Co. (The)	865,096	44,984,992

Health Care Providers & Services—3.2%
Cigna Corp.	485,091	43,992,903

Insurance—15.3%
Alleghany Corp. (b)	84,451	35,313,186
Allied World Assurance Co. Holdings AG	527,841	19,445,662
Allstate Corp. (The)	595,692	36,557,618
Aon plc	309,988	27,176,648
Arch Capital Group, Ltd. (b)	482,540	26,404,589
Loews Corp.	497,407	20,721,975

Insurance—(Continued)
Progressive Corp. (The)	941,431	23,799,376
Torchmark Corp.	462,357	24,213,636

		213,632,690

Internet & Catalog Retail—1.6%
Liberty Interactive Corp. - Class A (b)	760,245	21,682,187

Internet Software & Services—1.6%
IAC/InterActiveCorp	330,983	21,811,780

IT Services—3.9%
NeuStar, Inc. - Class A (a) (b)	447,207	11,104,150
Teradata Corp. (a) (b)	624,543	26,180,842
Western Union Co. (The) (a)	1,056,050	16,939,042

		54,224,034

Leisure Products—1.6%
Mattel, Inc.	706,310	21,648,402

Machinery—2.5%
Joy Global, Inc. (a)	348,672	19,016,571
Kennametal, Inc.	392,192	16,201,451

		35,218,022

Media—3.4%
Gannett Co., Inc.	763,728	22,659,810
Omnicom Group, Inc.	354,722	24,426,157

		47,085,967

Metals & Mining—1.0%
Kinross Gold Corp. (b)	4,356,181	14,375,397

Multi-Utilities—1.0%
SCANA Corp. (a)	276,687	13,726,442

Multiline Retail—1.6%
Nordstrom, Inc.	330,538	22,598,883

Oil, Gas & Consumable Fuels—6.0%
Denbury Resources, Inc. (a)	1,758,859	26,435,651
Hess Corp.	113,139	10,671,270
SM Energy Co.	357,222	27,863,316
Southwestern Energy Co. (b)	551,210	19,264,790

		84,235,027

Professional Services—2.1%
Manpowergroup, Inc.	289,508	20,294,511
Towers Watson & Co. - Class A	89,406	8,895,897

		29,190,408

Real Estate Investment Trusts—2.6%
American Capital Agency Corp.	911,830	19,376,387
Hatteras Financial Corp.	968,231	17,389,429

		36,765,816

MSF-66

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.7%
Ryder System, Inc.	114,135	$10,268,726

Semiconductors & Semiconductor Equipment—7.0%
Analog Devices, Inc.	747,544	36,995,953
KLA-Tencor Corp.	374,172	29,477,270
Lam Research Corp.	419,273	31,319,693

		97,792,916

Software—1.1%
Synopsys, Inc. (b)	368,087	14,611,213

Specialty Retail—1.9%
Bed Bath & Beyond, Inc. (a) (b)	412,289	27,140,985

Technology Hardware, Storage & Peripherals—0.1%
Lexmark International, Inc. - Class A (a)	47,606	2,023,255

Textiles, Apparel & Luxury Goods—1.4%
Coach, Inc.	539,208	19,201,197

Total Common Stocks (Cost $969,362,716)		1,284,696,600

Short-Term Investments—20.2%

Mutual Fund—12.1%
State Street Navigator Securities Lending MET Portfolio (c)	168,007,954	168,007,954

Repurchase Agreement—8.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $112,841,035 on 10/01/14, collateralized by $115,100,000 Federal National Mortgage Association at 0.000% due 01/05/15 with a value of $115,100,000.	112,841,035	112,841,035

Total Short-Term Investments (Cost $280,848,989)		280,848,989

Total Investments—112.3% (Cost $1,250,211,705) (d)		1,565,545,589
Other assets and liabilities (net)—(12.3)%		(171,292,537)

Net Assets—100.0%		$1,394,253,052

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $162,090,815 and the collateral received consisted of cash in the amount of $168,007,954. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,250,211,705. The aggregate unrealized appreciation and depreciation of investments were $374,470,747 and $(59,136,863), respectively, resulting in net unrealized appreciation of $315,333,884.

MSF-67

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,284,696,600	$—	$—	$1,284,696,600
Short-Term Investments
Mutual Fund	168,007,954	—	—	168,007,954
Repurchase Agreement	—	112,841,035	—	112,841,035
Total Short-Term Investments	168,007,954	112,841,035	—	280,848,989
Total Investments	$1,452,704,554	$112,841,035	$—	$1,565,545,589

Collateral for securities loaned (Liability)	$—	$(168,007,954)	$—	$(168,007,954)

*	See Schedule of Investments for additional detailed categorizations.

MSF-68

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—5.5%
Acrux, Ltd.	17,141	$22,958
Adelaide Brighton, Ltd.	146,807	411,611
Aditya Birla Minerals, Ltd. (a)	49,372	10,754
AED Oil, Ltd. (a) (b) (c)	93,946	0
Ainsworth Game Technology, Ltd.	30,367	80,343
AJ Lucas Group, Ltd. (a)	34,363	21,609
Alcyone Resources, Ltd. (a) (b) (c)	101,457	67
Alkane Resources, Ltd. (a)	120,355	21,640
Alliance Resources, Ltd. (a)	81,385	13,890
ALS, Ltd.	4,235	19,403
Altium, Ltd.	6,736	17,632
Altona Mining, Ltd. (a)	67,875	13,076
AMA Group, Ltd.	90,664	25,408
Amalgamated Holdings, Ltd.	32,994	275,708
Amcom Telecommunications, Ltd.	112,720	187,990
Ansell, Ltd.	3,595	61,130
Antares Energy, Ltd. (a)	111,036	50,344
AP Eagers, Ltd.	223	1,081
APN News & Media, Ltd. (a)	374,048	268,402
Aquarius Platinum, Ltd. (a)	119,520	35,582
ARB Corp., Ltd.	20,213	220,886
Aristocrat Leisure, Ltd.	80,194	408,257
Arrium, Ltd. (d)	972,288	308,190
ASG Group, Ltd. (a)	59,850	35,585
Atlantic, Ltd. (a) (b) (c)	22,059	1,268
Atlas Iron, Ltd. (d)	250,116	91,488
Ausdrill, Ltd.	110,321	86,616
Ausenco, Ltd. (a)	72,770	32,403
Austal, Ltd. (a)	66,437	75,482
Austbrokers Holdings, Ltd.	18,352	162,226
Austin Engineering, Ltd.	26,257	26,798
Australian Agricultural Co., Ltd. (a)	192,359	222,422
Australian Pharmaceutical Industries, Ltd.	174,311	102,848
Automotive Holdings Group, Ltd.	79,876	262,687
Aveo Group	24,036	44,564
AVJennings, Ltd.	10,332	5,640
AWE, Ltd. (a)	335,940	540,135
Bandanna Energy, Ltd. (a) (b) (c) (d)	179,193	13,179
BC Iron, Ltd. (d)	43,288	60,963
Beach Energy, Ltd.	676,773	835,735
Beadell Resources, Ltd. (a)	102,327	36,040
Bega Cheese, Ltd.	26,583	116,775
Bentham IMF, Ltd.	49,173	89,046
Berkeley Resources, Ltd. (a)	25,720	6,463
Billabong International, Ltd. (a) (d)	280,601	171,825
Blackmores, Ltd.	5,346	150,885
Boart Longyear, Ltd. (a) (d)	232,690	36,738
Boom Logistics, Ltd. (a)	73,674	10,322
Bradken, Ltd.	48,239	179,216
Breville Group, Ltd. (d)	42,911	263,040
Brickworks, Ltd.	4,295	50,560
BT Investment Management, Ltd.	17,959	96,598
Buru Energy, Ltd. (a) (d)	23,457	15,239
Cabcharge Australia, Ltd. (d)	55,813	266,196
Cape Lambert Resources, Ltd.	97,229	7,840
Capral, Ltd. (a)	136,176	14,897
Cardno, Ltd. (d)	49,102	257,943

Australia—(Continued)
Carnarvon Petroleum, Ltd. (a)	251,902	50,620
carsales.com, Ltd. (d)	60,597	520,667
Cash Converters International, Ltd. (d)	117,571	111,222
Cedar Woods Properties, Ltd.	23,396	150,766
Chandler Macleod Group, Ltd.	16,111	5,384
Coal of Africa, Ltd. (a)	133,534	6,430
Coalspur Mines, Ltd. (a) (d)	94,441	3,544
Cockatoo Coal, Ltd. (a)	674,454	11,806
Coffey International, Ltd. (a)	63,637	16,990
Collection House, Ltd.	19,217	34,804
Collins Foods, Ltd.	4,975	9,937
Comet Ridge, Ltd. (a)	6,288	796
Cooper Energy, Ltd. (a)	123,859	49,357
Corporate Travel Management, Ltd.	15,390	98,334
Coventry Group, Ltd.	2,905	6,869
Credit Corp. Group, Ltd.	13,415	113,842
Crowe Horwath Australasia, Ltd. (a)	93,561	32,807
CSG, Ltd.	62,174	68,516
CSR, Ltd.	282,278	821,599
Cudeco, Ltd. (a) (d)	51,210	69,639
Cue Energy Resources, Ltd. (a)	171,183	16,464
Data #3, Ltd.	55,471	36,731
Decmil Group, Ltd.	56,744	88,294
Domino’s Pizza Enterprises, Ltd.	23,137	528,573
Downer EDI, Ltd.	238,347	917,386
Drillsearch Energy, Ltd. (a)	218,929	247,437
DuluxGroup, Ltd.	123,050	597,158
DWS, Ltd.	36,847	35,620
Echo Entertainment Group, Ltd.	45,092	129,295
Elemental Minerals, Ltd. (a)	26,469	4,174
Emeco Holdings, Ltd. (a)	314,914	57,913
Empire Oil & Gas NL (a)	591,457	3,653
Energy Resources of Australia, Ltd. (a)	51,910	56,751
Energy World Corp., Ltd. (a)	325,379	101,101
Equatorial Resources, Ltd. (a)	18,658	4,663
Equity Trustees, Ltd.	2,137	35,743
ERM Power, Ltd.	37,829	55,333
eServGlobal, Ltd. (a)	43,068	21,126
Ethane Pipeline Income Fund	3,869	4,023
Euroz, Ltd.	23,559	24,918
Evolution Mining, Ltd. (d)	113,688	68,700
Fairfax Media, Ltd.	944,011	638,766
Fantastic Holdings, Ltd.	1,151	1,704
FAR, Ltd. (a)	882,955	63,981
Finbar Group, Ltd.	6,909	8,404
Fleetwood Corp., Ltd. (d)	22,683	34,722
FlexiGroup, Ltd.	40,135	117,852
Flinders Mines, Ltd. (a)	606,380	12,772
Focus Minerals, Ltd. (a)	1,919,942	21,863
Funtastic, Ltd.	88,662	5,048
G8 Education, Ltd. (d)	64,714	289,483
Galaxy Resources, Ltd. (a)	75,661	3,182
Geodynamics, Ltd. (a)	82,317	3,170
Gindalbie Metals, Ltd. (a)	346,087	10,010
Global Construction Services, Ltd. (a)	9,380	3,824
Goodman Fielder, Ltd.	694,503	379,986
GrainCorp, Ltd. - Class A	55,648	415,631

MSF-69

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Grange Resources, Ltd.	120,000	$12,621
Greencross, Ltd. (d)	9,967	85,228
Greenland Minerals & Energy, Ltd. (a)	69,811	6,731
Gryphon Minerals, Ltd. (a)	118,469	13,988
GUD Holdings, Ltd. (d)	27,524	162,399
Gunns, Ltd. (a) (b) (c) (d)	309,759	0
GWA Group, Ltd. (d)	104,110	233,007
Hansen Technologies, Ltd.	17,614	23,483
HFA Holdings, Ltd.	45,623	56,374
Highlands Pacific, Ltd. (a)	173,904	8,058
Hillgrove Resources, Ltd. (a)	25,884	13,996
Hills, Ltd.	80,453	93,265
Horizon Oil, Ltd. (a) (d)	652,736	171,825
Icon Energy, Ltd. (a)	157,110	20,637
IDM International, Ltd. (a) (b) (c)	49,237	0
iiNET, Ltd.	65,072	462,075
Imdex, Ltd.	77,362	47,406
Independence Group NL	89,362	316,545
Indophil Resources NL (a)	149,398	37,925
Infigen Energy, Ltd. (a) (d)	282,132	64,068
Infomedia, Ltd.	67,545	68,027
Integrated Research, Ltd.	28,972	25,366
International Ferro Metals, Ltd. (a)	82,765	9,895
Intrepid Mines, Ltd. (a)	177,715	43,452
Invocare, Ltd.	38,500	368,186
IOOF Holdings, Ltd.	74,630	556,855
Iress, Ltd.	40,028	347,476
Iron Ore Holdings, Ltd. (a)	17,526	11,938
iSelect, Ltd. (a)	46,213	57,311
JB Hi-Fi, Ltd. (d)	51,555	694,301
Jumbo Interactive, Ltd.	17,427	18,618
Jupiter Mines, Ltd. (a) (b) (c)	63,164	11,614
K&S Corp., Ltd.	1,802	2,303
Karoon Gas Australia, Ltd. (a) (d)	75,600	229,458
Kingsgate Consolidated, Ltd. (a) (d)	74,801	46,827
Kingsrose Mining, Ltd. (a)	83,494	28,795
Liquefied Natural Gas, Ltd. (a) (d)	11,253	40,677
Lycopodium, Ltd.	6,953	12,703
M2 Group, Ltd. (d)	56,090	372,473
MACA, Ltd.	56,351	73,620
Macmahon Holdings, Ltd. (a)	380,170	34,874
Macquarie Atlas Roads Group	101,440	254,815
Macquarie Telecom Group, Ltd.	3,983	18,504
Magellan Financial Group, Ltd.	13,439	147,742
Matrix Composites & Engineering, Ltd. (a)	14,874	12,497
Maverick Drilling & Exploration, Ltd. (a)	41,036	7,882
MaxiTRANS Industries, Ltd.	59,013	44,647
Mayne Pharma Group, Ltd. (a)	129,645	86,075
McMillan Shakespeare, Ltd.	18,571	167,611
McPherson’s, Ltd.	34,460	41,008
Medusa Mining, Ltd. (a)	60,972	44,284
Melbourne IT, Ltd.	36,135	43,740
Mermaid Marine Australia, Ltd. (d)	100,235	168,899
Metals X, Ltd. (a)	199,551	39,032
Metcash, Ltd. (d)	315,890	724,719
Metgasco, Ltd. (a)	117,719	5,247
Mincor Resources NL	105,687	52,784

Australia—(Continued)
Mineral Deposits, Ltd. (a)	45,217	55,494
Mineral Resources, Ltd. (d)	41,091	313,216
Monadelphous Group, Ltd. (d)	33,774	376,003
Morning Star Gold NL (a) (b) (c)	33,455	615
Mortgage Choice, Ltd.	48,689	107,785
Mount Gibson Iron, Ltd.	439,215	208,559
Myer Holdings, Ltd. (d)	180,507	309,789
MyState, Ltd.	3,899	15,424
Nanosonics, Ltd. (a)	39,800	34,391
Navitas, Ltd.	96,272	419,882
Newsat, Ltd. (a) (d)	113,333	19,824
Nexus Energy, Ltd. (a) (b) (c)	625,142	7,115
NIB Holdings, Ltd.	238,467	606,538
Nick Scali, Ltd.	16,348	41,989
Nido Petroleum, Ltd. (a)	522,236	25,197
Noble Mineral Resources, Ltd. (a) (b) (c)	83,737	0
Northern Iron, Ltd. (a)	90,404	6,886
Northern Star Resources, Ltd.	200,853	217,781
NRW Holdings, Ltd.	94,219	71,002
Nufarm, Ltd.	57,978	249,074
Oakton, Ltd.	31,814	52,258
Orocobre, Ltd. (a) (d)	38,552	93,084
OrotonGroup, Ltd.	8,647	32,570
Otto Energy, Ltd. (a)	308,140	24,558
OZ Minerals, Ltd. (d)	116,754	395,246
Pacific Brands, Ltd. (d)	369,147	156,728
Paladin Energy, Ltd. (a) (d)	339,204	111,815
Pan Pacific Petroleum NL (a)	55,564	2,720
PanAust, Ltd.	144,580	246,226
Panoramic Resources, Ltd.	146,618	84,030
PaperlinX, Ltd. (a)	340,846	14,972
Patties Foods, Ltd.	16,945	18,691
Peet, Ltd.	81,397	84,698
Peninsula Energy, Ltd. (a)	454,116	9,678
Perpetual, Ltd.	19,830	762,825
Perseus Mining, Ltd. (a) (d)	185,112	53,683
Phosphagenics, Ltd. (a)	345,965	26,976
Platinum Australia, Ltd. (a) (b) (c)	116,796	614
Pluton Resources, Ltd. (a) (b) (c)	48,332	525
PMP, Ltd. (a)	158,703	66,483
Premier Investments, Ltd.	44,992	403,536
Primary Health Care, Ltd. (d)	191,058	729,697
Prime Media Group, Ltd.	76,858	61,857
Programmed Maintenance Services, Ltd.	50,859	122,763
Qube Holdings, Ltd.	111,143	242,542
RCG Corp., Ltd.	51,116	26,831
RCR Tomlinson, Ltd.	46,454	130,270
Reckon, Ltd. (d)	36,898	64,675
Redflex Holdings, Ltd.	19,984	19,435
Regional Express Holdings, Ltd. (a)	9,952	7,892
Regis Resources, Ltd. (d)	83,844	113,645
Reject Shop, Ltd. (The) (d)	12,421	97,574
Resolute Mining, Ltd. (a)	248,330	96,109
Resource Generation, Ltd. (a)	58,515	7,180
Retail Food Group, Ltd.	43,111	186,233
Rex Minerals, Ltd. (a)	42,465	9,625
Ridley Corp., Ltd.	123,003	93,695

MSF-70

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Roc Oil Co., Ltd. (a)	388,473	$232,929
RungePincockMinarco, Ltd. (a)	4,190	2,423
Ruralco Holdings, Ltd.	7,095	21,192
SAI Global, Ltd.	62,244	220,213
Salmat, Ltd.	45,807	62,257
Samson Oil & Gas, Ltd. (a)	581,639	9,639
Sandfire Resources NL	35,890	182,599
Saracen Mineral Holdings, Ltd. (a)	318,233	99,637
Sedgman, Ltd. (d)	48,829	25,624
Select Harvests, Ltd. (d)	17,223	93,489
Senex Energy, Ltd. (a)	248,220	119,638
Servcorp, Ltd.	25,111	114,703
Service Stream, Ltd. (a)	67,295	10,631
Seven West Media, Ltd. (d)	84,939	119,468
Sigma Pharmaceuticals, Ltd.	621,692	428,038
Silex Systems, Ltd. (a)	28,112	16,759
Silver Chef, Ltd.	6,956	36,547
Silver Lake Resources, Ltd. (a) (d)	112,092	37,944
Sims Metal Management, Ltd. (a) (d)	81,094	792,278
Sirtex Medical, Ltd.	20,982	403,850
Skilled Group, Ltd.	68,029	133,627
Slater & Gordon, Ltd.	29,921	160,018
SMS Management & Technology, Ltd. (d)	29,784	97,514
Southern Cross Electrical Engineering, Ltd.	22,440	10,248
Southern Cross Media Group, Ltd.	197,813	171,704
Spark Infrastructure Group	522,720	840,601
Specialty Fashion Group, Ltd.	34,701	26,863
St. Barbara, Ltd. (a) (d)	192,892	27,713
Starpharma Holdings, Ltd. (a) (d)	81,789	46,386
Strike Energy, Ltd. (a)	182,555	15,927
STW Communications Group, Ltd.	131,014	137,717
Sundance Energy Australia, Ltd. (a)	177,630	189,379
Sundance Resources, Ltd. (a) (d)	819,104	47,223
Sunland Group, Ltd.	40,150	63,799
Super Retail Group, Ltd. (d)	69,714	505,518
Swick Mining Services, Ltd.	56,563	13,601
TABCORP Holdings, Ltd.	110,080	347,397
Tap Oil, Ltd. (a)	83,681	45,683
Tassal Group, Ltd.	66,700	214,768
Technology One, Ltd. (d)	85,252	237,335
Ten Network Holdings, Ltd. (a) (d)	750,180	157,770
TFS Corp., Ltd.	78,407	128,144
Thorn Group, Ltd.	56,537	121,227
Tiger Resources, Ltd. (a)	409,321	89,325
Toro Energy, Ltd. (a)	75,052	6,417
Tox Free Solutions, Ltd.	67,596	157,324
Transfield Services, Ltd. (a)	168,805	218,230
Transpacific Industries Group, Ltd.	525,544	374,643
Treasury Group, Ltd.	3,740	32,540
Troy Resources, Ltd. (a)	47,537	31,005
UGL, Ltd. (a)	29,320	155,931
UXC, Ltd.	122,634	98,278
Villa World, Ltd.	12,858	21,926
Village Roadshow, Ltd.	32,709	201,765
Virgin Australia Holdings, Ltd. (a)	752,045	250,127
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	1

Australia—(Continued)
Vision Eye Institute, Ltd.	37,056	20,754
Vita Group, Ltd.	18,112	17,679
Vocus Communications, Ltd.	28,409	138,196
Watpac, Ltd.	37,999	30,537
WDS, Ltd.	55,558	38,922
Webjet, Ltd. (d)	22,295	58,767
Western Areas, Ltd.	104,247	393,051
Western Desert Resources, Ltd. (a) (c)	64,456	8,183
Wide Bay Australia, Ltd.	9,275	44,262
Wotif.com Holdings, Ltd. (d)	48,387	131,341

		37,846,619

Austria—1.0%
A-TEC Industries AG (a) (b) (c) (d)	1,749	0
Agrana Beteiligungs AG (d)	1,574	159,005
AMS AG	29,130	1,106,999
Austria Technologie & Systemtechnik AG	8,022	92,584
CA Immobilien Anlagen AG (a)	22,098	439,942
CAT Oil AG	6,549	124,533
Conwert Immobilien Invest SE (a)	6,371	72,399
DO & Co. AG	1,269	82,648
EVN AG	10,637	135,994
Flughafen Wien AG	6,864	573,040
Frauenthal Holding AG	270	3,562
Kapsch TrafficCom AG (a)	2,222	64,377
Lenzing AG (d)	2,817	173,879
Mayr Melnhof Karton AG	3,412	361,956
Oberbank AG	174	11,033
Oesterreichische Post AG	10,288	493,407
Palfinger AG	5,947	187,444
POLYTEC Holding AG	10,783	86,765
RHI AG	6,522	179,800
Rosenbauer International AG	1,972	174,286
S IMMO AG (a)	35,979	279,849
Schoeller-Bleckmann Oilfield Equipment AG	3,509	342,368
Semperit AG Holding	6,630	305,913
Strabag SE	6,827	160,936
Uniqa Insurance Group AG	11,945	136,479
Wienerberger AG (d)	39,101	503,709
Zumtobel Group AG	19,568	364,923

		6,617,830

Belgium—1.3%
Ablynx NV (a)	15,614	165,468
Ackermans & van Haaren NV (d)	8,515	1,051,155
AGFA-Gevaert NV (a)	125,762	331,582
Arseus NV	13,446	649,024
Atenor Group	1,048	48,798
Banque Nationale de Belgique	104	449,241
Barco NV (d)	5,073	366,096
Cie d’Entreprises CFE	5,563	571,939
Cie Immobiliere de Belgique S.A.	1,054	58,012
Cie Maritime Belge S.A.	6,424	133,723
D’ieteren S.A. (d)	7,905	306,898
Deceuninck NV	49,164	141,391
Econocom Group (d)	22,022	198,833

MSF-71

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Belgium—(Continued)
Elia System Operator S.A.	7,423	$355,997
Euronav NV (a)	12,873	145,054
EVS Broadcast Equipment S.A. (d)	4,761	165,478
Exmar NV	10,339	158,792
Galapagos NV (a)	16,401	248,169
Gimv NV	250	11,820
Hamon & CIE S.A. (a)	300	3,694
Ion Beam Applications (a)	11,487	201,334
Jensen-Group NV	738	14,250
Kinepolis Group NV	12,900	495,097
Lotus Bakeries	118	138,182
Melexis NV	13,858	631,603
Mobistar S.A. (a)	3,514	65,463
NV Bekaert S.A. (d)	10,260	341,067
Nyrstar NV (a) (d)	51,478	156,675
Picanol (a)	1,699	56,845
RealDolmen NV (a)	1,200	30,648
Recticel S.A.	13,561	105,063
Rentabiliweb Group (a)	1,352	11,933
Resilux	55	7,296
RHJ International S.A. (a) (d)	2,453	12,111
Roularta Media Group NV (a)	1,629	25,401
Sioen Industries NV	4,097	60,626
Sipef S.A.	3,346	221,867
Tessenderlo Chemie NV (a)	14,274	392,598
ThromboGenics NV (a) (d)	9,279	86,362
Van de Velde NV	3,377	164,047
Viohalco S.A. (a)	45,397	191,024

		8,970,656

Cambodia—0.0%
NagaCorp., Ltd.	362,000	260,222

Canada—9.5%
5N Plus, Inc. (a)	33,732	88,852
Aberdeen International, Inc. (a)	9,500	1,230
Absolute Software Corp.	15,354	92,539
Acadian Timber Corp.	3,800	45,466
Advantage Oil & Gas, Ltd. (a)	117,131	595,094
Aecon Group, Inc.	40,222	544,817
AG Growth International, Inc. (d)	4,720	187,544
AGF Management, Ltd. - Class B	18,125	189,026
AgJunction, Inc. (a)	12,375	6,519
Ainsworth Lumber Co., Ltd. (a) (d)	57,353	138,780
Air Canada - Class A (a)	15,459	118,018
AirBoss of America Corp.	2,361	21,988
Akita Drilling, Ltd. - Class A	2,003	26,112
Alacer Gold Corp.	38,050	71,347
Alamos Gold, Inc.	31,532	251,423
Alaris Royalty Corp. (d)	6,854	189,779
Algoma Central Corp.	4,410	63,790
Algonquin Power & Utilities Corp. (d)	54,593	431,401
Alliance Grain Traders, Inc. (d)	6,101	156,944
Alterra Power Corp. (a)	150,766	41,059
Altius Minerals Corp. (a) (d)	9,660	104,453
Altus Group, Ltd. (d)	14,488	254,457

Canada—(Continued)
Amerigo Resources, Ltd. (a)	44,359	15,249
Amica Mature Lifestyles, Inc.	7,591	46,700
Anderson Energy, Ltd. (a)	46,999	12,170
Andrew Peller, Ltd. - Class A	1,139	14,848
Antrim Energy, Inc. (a)	58,587	3,923
Argonaut Gold, Inc. (a)	37,825	132,393
Arsenal Energy, Inc.	8,955	73,562
Artek Exploration, Ltd. (a) (d)	14,269	35,674
Asanko Gold, Inc. (a)	23,027	47,701
Athabasca Oil Corp. (a) (d)	3,614	18,490
ATS Automation Tooling Systems, Inc. (a)	39,833	461,301
AuRico Gold, Inc.	86,830	303,143
AutoCanada, Inc.	10,728	521,577
Avalon Rare Metals, Inc. (a)	28,205	9,444
Avigilon Corp. (a)(d)	4,281	71,366
Axia NetMedia Corp.	22,633	52,745
B2Gold Corp. (a)	148,473	302,262
Badger Daylighting, Ltd. (d)	18,762	467,731
Ballard Power Systems, Inc. (a)	51,805	166,524
Bankers Petroleum, Ltd. (a)	167,493	806,096
Bellatrix Exploration, Ltd. (a)	60,265	370,216
Birchcliff Energy, Ltd. (a) (d)	58,552	554,700
Bird Construction, Inc. (d)	6,812	86,066
Black Diamond Group, Ltd. (d)	19,812	421,378
BlackPearl Resources, Inc. (a)	117,817	220,917
BMTC Group, Inc. - Class A	5,387	74,556
BNK Petroleum, Inc. (a) (d)	29,567	24,552
Bonterra Energy Corp. (d)	5,412	274,043
Boralex, Inc. - Class A	6,802	79,806
Brookfield Real Estate Services, Inc.	800	9,915
Brookfield Residential Properties, Inc. (a)	8,385	157,600
Brookfield Residential Properties, Inc. (U.S. Listed Shares) (a)	723	13,657
Calfrac Well Services, Ltd.	22,354	346,902
Calian Technologies, Ltd.	2,846	47,393
Calvalley Petroleums, Inc. - Class A	19,422	22,544
Canaccord Genuity Group, Inc.	54,653	546,066
Canacol Energy, Ltd. (a)	32,061	150,865
Canadian Energy Services & Technology Corp. (d)	70,437	589,936
Canadian Western Bank (d)	10,887	383,006
Canam Group, Inc.	22,324	212,287
CanElson Drilling, Inc.	29,863	171,453
Canexus Corp. (d)	28,655	117,695
Canfor Corp. (a)	10,739	240,488
Canfor Pulp Products, Inc.	12,797	130,375
CanWel Building Materials Group, Ltd.	9,304	48,350
Canyon Services Group, Inc.	17,185	197,790
Capital Power Corp. (d)	43,408	1,036,800
Capstone Infrastructure Corp. (d)	33,717	124,939
Capstone Mining Corp. (a)	95,339	191,538
Cascades, Inc.	46,236	253,897
Cathedral Energy Services, Ltd. (d)	13,349	50,895
CCL Industries, Inc. - Class B	11,568	1,156,025
Celestica, Inc. (a)	69,230	701,603
Celestica, Inc. (U.S. Listed Shares) (a)	3,026	30,714
Centerra Gold, Inc.	19,963	89,481
Cequence Energy, Ltd. (a)	86,636	141,563

MSF-72

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Cervus Equipment Corp.	1,370	$23,120
Chaparral Gold Corp. (a)	15,698	7,429
China Gold International Resources Corp., Ltd. (a)	40,813	116,614
Chinook Energy, Inc. (a)	27,917	51,100
Cineplex, Inc. (d)	20,267	749,732
Clairvest Group, Inc.	200	4,431
Clarke, Inc.	2,830	24,764
Clearwater Seafoods, Inc.	1,500	13,996
Cogeco Cable, Inc.	5,082	259,693
Cogeco, Inc.	2,276	110,350
Colabor Group, Inc.	9,830	32,914
COM DEV International, Ltd.	27,875	88,358
Computer Modelling Group, Ltd.	20,720	215,350
Connacher Oil and Gas, Ltd. (a)	280,466	31,303
Contrans Group, Inc. - Class A	8,272	110,717
Copper Mountain Mining Corp. (a) (d)	57,011	123,190
Corby Spirit and Wine, Ltd.	8,057	148,198
Corridor Resources, Inc. (a) (d)	21,385	29,215
Corus Entertainment, Inc. - B Shares (d)	30,690	681,513
Cott Corp.	36,205	248,597
Cott Corp.	2,000	13,740
Crew Energy, Inc. (a)	69,029	609,578
DeeThree Exploration, Ltd. (a)	30,762	249,952
Delphi Energy Corp. (a)	95,850	306,391
Denison Mines Corp. (a) (d)	247,548	282,925
Descartes Systems Group, Inc. (The) (U.S. Listed Shares) (a) (d)	1,850	25,549
Descartes Systems Group, Inc. (The) (a)	32,686	449,744
DH Corp. (d)	26,867	793,332
DHX Media, Ltd. (d)	35,825	279,575
DirectCash Payments, Inc. (d)	4,274	61,670
Dominion Diamond Corp. (a)	21,380	303,724
Dominion Diamond Corp. (U.S. Listed Shares) (a)	9,238	131,549
Dorel Industries, Inc. - Class B	9,402	280,813
DragonWave, Inc. (a) (d)	18,544	22,519
Duluth Metals, Ltd. (a)	31,662	6,785
Dundee Precious Metals, Inc. (a) (d)	35,880	142,565
Dynasty Metals & Mining, Inc. (a)	8,618	9,003
E-L Financial Corp., Ltd.	112	69,103
Eastern Platinum, Ltd. (a) (d)	42,003	36,004
easyhome, Ltd.	2,000	40,555
Eco Oro Minerals Corp. (a) (d)	16,900	3,622
EcoSynthetix, Inc. (a)	800	1,071
EGI Financial Holdings, Inc.	900	10,286
Enbridge Income Fund Holdings, Inc. (d)	15,135	410,690
Endeavour Mining Corp. (a)	114,590	68,552
Endeavour Silver Corp. (a)	34,200	149,632
Enerflex, Ltd.	20,876	356,213
Energy Fuels, Inc. (a) (d)	4,125	27,624
Enghouse Systems, Ltd.	6,389	204,856
Ensign Energy Services, Inc.	4,200	55,165
Entree Gold, Inc. (a)	15,350	4,043
Epsilon Energy, Ltd. (a)	18,214	68,956
Equitable Group, Inc.	5,801	323,783
Equity Financial Holdings, Inc. (a)	1,100	8,967
Essential Energy Services Trust (a) (d)	46,426	101,561
Evertz Technologies, Ltd.	11,849	178,695

Canada—(Continued)
Excellon Resources, Inc. (a)	21,284	20,335
Exchange Income Corp.	4,876	83,984
Exco Technologies, Ltd.	13,332	120,827
Exeter Resource Corp. (a)	11,335	6,781
EXFO, Inc. (a) (d)	13,342	55,991
Extendicare Inc. (d)	28,556	209,590
Fiera Capital Corp.	3,100	35,984
Firm Capital Mortgage Investment Corp. (d)	2,307	25,543
First Majestic Silver Corp. (a)	27,960	217,948
First National Financial Corp. (d)	5,807	110,131
FirstService Corp. (d)	12,580	660,255
Forsys Metals Corp. (a)	25,356	5,886
Fortress Paper, Ltd. - Class A (a) (d)	7,338	14,677
Fortuna Silver Mines, Inc. (a)	44,505	179,618
Fortune Bay Corp. (a) (d)	9,092	2,395
Fortune Minerals, Ltd. (a)	11,100	2,180
Gamehost, Inc.	4,952	72,515
Gasfrac Energy Services, Inc. (a) (d)	6,993	7,493
Genesis Land Development Corp.	14,348	62,775
Glacier Media, Inc.	9,600	12,943
GLENTEL, Inc.	3,552	33,619
Gluskin Sheff & Associates, Inc. (d)	10,833	283,895
GLV, Inc. - Class A (a)	12,735	32,976
GMP Capital, Inc.	33,836	220,548
Golden Star Resources, Ltd. (a) (d)	142,170	58,394
Gran Tierra Energy, Inc. (a)	99,813	551,670
Great Canadian Gaming Corp. (a)	23,794	391,769
Great Panther Silver, Ltd. (a)	67,206	68,409
Guyana Goldfields, Inc. (a)	41,155	94,808
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	2,796
Heroux-Devtek, Inc. (a)	14,606	134,329
High Liner Foods, Inc.	4,200	78,866
HNZ Group, Inc. (d)	2,917	49,122
Home Capital Group, Inc. (d)	26,768	1,204,375
Horizon North Logistics, Inc. (d)	30,612	138,854
HudBay Minerals, Inc.	77,502	662,257
Imax Corp. (a)	21,074	578,620
Imperial Metals Corp. (a)	13,826	107,280
Imris, Inc. (a)	14,626	8,880
Indigo Books & Music, Inc.	1,986	20,748
Innergex Renewable Energy, Inc. (d)	34,491	322,752
Interfor Corp. (a)	35,592	513,247
International Tower Hill Mines, Ltd. (a)	21,604	9,645
Intertape Polymer Group, Inc. (d)	15,026	218,289
Ithaca Energy, Inc. (a)	94,516	177,225
Ivanhoe Energy, Inc. (a) (d)	6,366	10,288
Ivernia, Inc. (a)	71,989	7,071
Just Energy Group, Inc. (d)	71,937	334,008
K-Bro Linen, Inc. (d)	2,919	102,013
Katanga Mining, Ltd. (a)	26,500	9,583
Kelt Exploration, Ltd. (a)	16,500	176,794
Killam Properties, Inc. (d)	15,951	147,411
Kingsway Financial Services, Inc. (a)	8,765	55,097
Kirkland Lake Gold, Inc. (a) (d)	16,882	74,616
Knight Therapeutics, Inc. (a)	4,998	27,401
Lake Shore Gold Corp. (a) (d)	187,975	191,340
Laurentian Bank of Canada (d)	12,065	521,835

MSF-73

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Legacy Oil + Gas, Inc. (a)	55,624	$304,456
Leisureworld Senior Care Corp. (d)	11,076	132,621
Leon’s Furniture, Ltd.	9,639	126,173
Leucrotta Exploration, Inc. (a)	41,143	79,351
Lightstream Resources, Ltd. (d)	108,373	508,021
Linamar Corp.	4,197	216,605
Liquor Stores N.A., Ltd. (d)	8,760	105,125
Long Run Exploration, Ltd. (d)	45,123	180,903
Lucara Diamond Corp.	77,400	149,278
MacDonald Dettwiler & Associates, Ltd.	1,252	93,625
Mainstreet Equity Corp. (a) (d)	2,561	93,069
Major Drilling Group International, Inc. (d)	36,670	216,101
Manitoba Telecom Services, Inc. (d)	8,516	221,502
Maple Leaf Foods, Inc. (d)	55,470	946,994
Martinrea International, Inc. (d)	24,086	280,227
Maxim Power Corp. (a)	2,800	7,400
McCoy Global, Inc.	1,988	9,621
McEwen Mining - Minera Andes Andes Acquisition Corp. (a)	3,845	7,587
Mediagrif Interactive Technologies, Inc. (d)	4,176	70,846
Medical Facilities Corp. (d)	9,958	141,019
Mega Uranium, Ltd. (a)	53,800	9,848
Melcor Developments, Ltd.	2,181	45,491
Migao Corp. (a)	20,785	27,838
Minco Silver Corp. (a)	10,913	9,744
Mitel Networks Corp. (a)	16,243	148,514
Mood Media Corp. (a)	28,391	16,478
Morneau Shepell, Inc. (d)	14,885	213,981
MTY Food Group, Inc.	2,947	86,651
Mullen Group, Ltd. (d)	31,819	726,756
Nautilus Minerals, Inc. (a)	52,914	25,041
Nevada Copper Corp. (a) (d)	10,550	14,884
Nevsun Resources, Ltd. (d)	62,326	225,385
New Flyer Industries, Inc. (d)	13,132	153,370
Newalta Corp.	23,541	464,115
Niko Resources, Ltd. (a) (d)	15,963	11,118
Norbord, Inc. (d)	5,416	111,033
North American Energy Partners, Inc.	14,743	95,176
North American Palladium, Ltd. (a)	108,692	21,351
North West Co., Inc. (The) (d)	17,071	341,130
Northern Dynasty Minerals, Ltd. (a) (d)	27,464	15,694
Northland Power, Inc. (d)	30,179	466,179
NuVista Energy, Ltd. (a)	49,017	456,491
OceanaGold Corp. (a)	150,911	311,268
Painted Pony Petroleum, Ltd. (a)	11,768	131,871
Pan American Silver Corp. (d)	13,124	144,253
Paramount Resources, Ltd. - Class A (a)	21	1,203
Parex Resources, Inc. (a)	55,359	615,402
Parkland Fuel Corp. (d)	21,663	412,002
Pason Systems, Inc.	35,716	998,498
Perpetual Energy, Inc. (a) (d)	50,316	78,622
Phoscan Chemical Corp. (a)	28,500	7,253
PHX Energy Services Corp. (d)	8,650	105,967
Pilot Gold, Inc. (a) (d)	11,266	10,361
Platinum Group Metals, Ltd. (a)	32,084	28,361
Points International, Ltd. (a)	5,320	92,629
Polymet Mining Corp. (a) (d)	38,355	41,439

Canada—(Continued)
Poseidon Concepts Corp. (a)	17,540	26
Premium Brands Holdings Corp. (d)	5,579	122,644
Primero Mining Corp. (a)	70,253	341,871
Progressive Waste Solutions, Ltd. (d)	1,009	25,956
Pulse Seismic, Inc.	18,520	48,121
Pure Technologies, Ltd.	1,523	10,988
QLT, Inc. (a)	25,500	116,349
Questerre Energy Corp. - Class A (a) (d)	83,569	77,603
RB Energy, Inc. (a) (d)	76,741	10,621
Reitmans Canada, Ltd.	4,000	22,680
Reitmans Canada, Ltd. - Class A (d)	18,466	108,822
Richelieu Hardware, Ltd.	5,830	253,981
Richmont Mines, Inc. (a)	12,038	24,292
Ritchie Bros Auctioneers, Inc. (d)	47,401	1,062,761
RMP Energy, Inc. (a)	72,808	446,619
Rock Energy, Inc. (a)	10,987	69,260
Rocky Mountain Dealerships, Inc. (d)	3,738	36,080
Rogers Sugar, Inc. (d)	30,706	128,861
RONA, Inc.	58,689	714,780
Rubicon Minerals Corp. (a)	49,480	67,154
Russel Metals, Inc.	23,822	735,324
Sabina Gold & Silver Corp. (a)	45,006	22,102
San Gold Corp. (a)	84,387	7,535
Sandstorm Gold, Ltd. (a) (d)	37,000	158,579
Sandvine Corp. (a) (d)	90,000	222,599
Savanna Energy Services Corp. (d)	34,913	220,710
Scorpio Mining Corp. (a)	88,421	20,922
Sears Canada, Inc.	5,768	57,425
Secure Energy Services, Inc.	55,376	1,194,593
SEMAFO, Inc. (a)	123,983	436,174
Serinus Energy, Inc. (a)	1,398	2,696
ShawCor, Ltd.	16,891	852,129
Sherritt International Corp. (d)	132,332	366,292
Shore Gold, Inc. (a)	82,170	18,342
Sierra Wireless, Inc. (a) (d)	18,510	495,826
Sierra Wireless, Inc. (U.S. Listed Shares) (a) (d)	1,403	37,516
Silver Standard Resources, Inc. (a) (d)	37,551	229,004
Solium Capital, Inc. (a)	5,617	43,383
SouthGobi Resources, Ltd. (a) (d)	65,809	35,844
Sprott Resource Corp. (a)	40,405	100,295
Sprott, Inc.	40,527	102,769
Spyglass Resources Corp. (d)	38,341	47,244
St Andrew Goldfields, Ltd. (a)	87,850	21,571
Stantec, Inc.	5,708	373,483
Stella-Jones, Inc.	12,690	332,448
Stornoway Diamond Corp. (a)	33,687	18,047
Strad Energy Services, Ltd. (d)	10,641	47,222
Stuart Olson, Inc.	11,157	87,766
Student Transportation, Inc. (d)	20,944	131,280
Sulliden Mining Capital, Inc. (a)	6,870	3,067
SunOpta, Inc. (a)	27,492	332,374
Superior Plus Corp. (d)	45,949	578,901
Surge Energy, Inc. (d)	60,544	387,066
TAG Oil, Ltd. (a) (d)	22,471	34,711
Taseko Mines, Ltd. (a) (d)	108,786	184,556
Tembec, Inc. (a) (d)	32,111	92,037
Teranga Gold Corp. (a) (d)	64,711	43,335

MSF-74

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Teranga Gold Corp. (a)	26,882	$17,467
Tethys Petroleum, Ltd. (a)	99,200	27,458
Thompson Creek Metals Co., Inc. (a)	107,292	236,628
Timminco, Ltd. (a) (c)	16,700	28
Timmins Gold Corp. (a)	48,198	60,681
TORC Oil & Gas, Ltd. (d)	24,524	280,725
Toromont Industries, Ltd. (d)	29,983	721,766
Torstar Corp. - Class B (d)	21,453	127,766
Total Energy Services, Inc.	10,398	193,114
Transcontinental, Inc. - Class A (d)	20,530	268,552
TransForce, Inc. (d)	24,864	600,093
TransGlobe Energy Corp. (d)	36,372	221,165
Transition Therapeutics, Inc. (a)	800	5,500
Trican Well Service, Ltd.	55,663	651,087
Trinidad Drilling, Ltd. (d)	41,200	308,646
TSO3, Inc. (a)	4,613	5,149
Twin Butte Energy, Ltd. (d)	80,345	116,936
Uex Corp. (a)	89,800	25,658
Uni-Select, Inc.	8,978	227,186
Valener, Inc. (d)	13,448	188,761
Vecima Networks, Inc.	2,500	18,751
Veresen, Inc. (d)	19,607	298,145
Vicwest, Inc.	5,400	53,038
Wajax Corp. (d)	5,527	188,765
Wesdome Gold Mines, Ltd. (a)	38,107	26,540
Western Energy Services Corp. (d)	17,973	143,309
Western Forest Products, Inc.	100,600	201,209
WesternOne, Inc.	8,200	54,840
Westshore Terminals Investment Corp. (d)	4,400	131,299
Whistler Blackcomb Holdings, Inc.	10,467	171,966
Whitecap Resources, Inc. (d)	46,861	670,728
Wi-Lan, Inc. (d)	43,319	156,265
Winpak, Ltd.	6,902	171,941
WSP Global, Inc. (d)	18,898	603,413
Xtreme Drilling and Coil Services Corp. (a)	11,600	41,327
Yangarra Resources, Ltd. (a)	5,900	16,068
Yellow Media, Ltd. (a)	800	10,822
Zargon Oil & Gas, Ltd. (d)	11,121	69,509
ZCL Composites, Inc.	9,681	54,545
Zenith Epigenetics Corp. (a) (b) (c)	12,830	928

		64,829,936

China—0.0%
China Chuanglian Education Group, Ltd. (a)	336,000	12,306
HanKore Environment Tech Group, Ltd. (a) (d)	15,700	9,894

		22,200

Denmark—2.1%
ALK-Abello A/S	1,476	178,181
Alm Brand A/S (a)	25,591	146,409
Ambu A/S (d)	2,661	191,886
Auriga Industries A/S - Class B (a)	7,154	370,930
Bakkafrost P/F	8,908	192,218
Bang & Olufsen A/S (a) (d)	9,221	89,183
Bavarian Nordic A/S (a)	14,671	282,532
BoConcept Holding A/S - Class B (a)	228	3,626

Denmark—(Continued)
Brodrene Hartmann A/S	52	1,527
D/S Norden A/S (d)	5,328	136,153
DFDS A/S	1,949	153,072
FLSmidth & Co. A/S (d)	11,738	559,061
Genmab A/S (a)	8,010	338,326
GN Store Nord A/S	70,478	1,551,251
Greentech Energy Systems A/S (a)	1,142	1,924
Gronlandsbanken AB	17	1,831
Harboes Bryggeri A/S - Class B	1,454	22,561
IC Companys A/S	3,209	87,662
Jeudan A/S	201	19,377
Jyske Bank A/S (a)	14,672	790,026
NKT Holding A/S	5,902	324,696
Nordjyske Bank A/S	185	3,927
Parken Sport & Entertainment A/S (a)	2,351	27,725
PER Aarsleff A/S - Class B	962	158,471
Ringkjoebing Landbobank A/S	2,134	413,870
Rockwool International A/S - B Shares	3,675	530,840
Royal UNIBREW A/S (a)	4,703	780,766
Schouw & Co.	8,187	334,785
SimCorp A/S	17,307	508,024
Solar A/S - B Shares	3,176	158,028
Spar Nord Bank A/S	32,428	326,983
Sydbank A/S (a)	20,297	617,516
TK Development A/S (a)	41,237	58,663
Topdanmark A/S (a)	44,967	1,362,618
Torm A/S (a)	9,596	808
United International Enterprises	1,090	210,847
Vestas Wind Systems A/S (a)	91,348	3,546,427
Vestjysk Bank A/S (a)	3,300	6,796
Zealand Pharma A/S (a)	1,462	17,116

		14,506,642

Finland—2.6%
Afarak Group Oyj (a)	95,130	32,490
Ahlstrom Oyj (d)	11,406	106,610
Aktia Bank Oyj	3,139	38,764
Alma Media Oyj (a)	32,099	125,214
Amer Sports Oyj	39,602	794,214
Apetit Oyj	1,205	25,215
Aspo Oyj	8,414	68,676
Atria Oyj	2,604	22,859
BasWare Oyj	3,525	174,805
Biotie Therapies Oyj (a)	118,993	32,426
Cargotec Oyj - B Shares (d)	9,511	316,853
Caverion Corp. (d)	58,474	446,824
Citycon Oyj	88,559	295,270
Comptel Oyj	30,187	24,184
Cramo Oyj	9,503	134,310
Elektrobit Oyj	43,163	158,484
Elisa Oyj	32,264	853,882
F-Secure Oyj	54,590	171,555
Finnair Oyj (a)	38,882	122,764
Finnlines Oyj (a)	9,624	182,295
Fiskars Oyj Abp	21,146	542,085
HKScan Oyj - A Shares	6,704	28,543

MSF-75

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Huhtamaki Oyj	51,530	$1,411,448
Ilkka-Yhtyma Oyj	2,976	8,072
Kemira Oyj (d)	41,153	542,574
Kesko Oyj - A Shares	139	4,828
Kesko Oyj - B Shares	35,959	1,282,773
Konecranes Oyj (d)	12,829	344,496
Lassila & Tikanoja Oyj	14,630	246,904
Lemminkainen Oyj (a)	5,098	76,605
Metsa Board Oyj (d)	135,387	601,761
Munksjo Oyj (a)	6,311	58,591
Neste Oil Oyj (d)	19,297	397,163
Okmetic Oyj	6,360	39,764
Olvi Oyj - A Shares	6,303	190,277
Oriola-KD Oyj - B Shares (a)	63,643	189,682
Orion Oyj - Class A	19,816	772,782
Orion Oyj - Class B	43,350	1,690,585
Outokumpu Oyj (a) (d)	102,277	709,849
Outotec Oyj (d)	52,402	395,978
PKC Group Oyj	7,155	144,665
Ponsse Oy	3,208	48,493
Poyry Oyj (a) (d)	14,295	59,406
Raisio plc - V Shares	58,833	283,758
Ramirent Oyj	47,421	373,097
Rapala VMC Oyj	8,902	59,795
Saga Furs Oyj	836	29,020
Sanoma Oyj (d)	28,493	179,294
Stockmann Oyj Abp - B Shares (d)	11,956	130,376
Talvivaara Mining Co. plc (a) (d)	286,881	16,834
Technopolis plc	30,055	152,583
Teleste Oyj	772	4,869
Tieto Oyj	35,284	887,794
Tikkurila Oyj	20,569	427,822
Uponor Oyj (d)	23,381	314,831
Vacon Oyj (d)	9,170	388,348
Vaisala Oyj - A Shares	4,116	108,595
YIT Oyj (d)	33,084	253,741

		17,525,775

France—3.9%
ABC Arbitrage	4,710	27,769
Air France-KLM (a) (d)	35,222	329,979
Akka Technologies S.A.	2,226	75,363
ALBIOMA	12,611	308,825
Alcatel-Lucent (a) (d)	83,837	258,913
Altamir Amboise	9,152	131,929
Alten S.A.	9,016	386,076
Altran Technologies S.A.	70,704	727,073
April (d)	9,077	181,951
Assystem (d)	8,352	175,421
Aubay	724	8,905
Audika Groupe	2,159	31,566
Aurea S.A.	1,221	8,230
Axway Software S.A.	2,132	52,187
Beneteau S.A. (a) (d)	19,857	316,332
Bigben Interactive (d)	2,504	18,129
BioMerieux (d)	2,594	268,386

France—(Continued)
Boiron S.A.	2,033	169,936
Bonduelle S.C.A.	7,722	197,468
Bongrain S.A.	3,042	223,066
Burelle S.A.	184	136,874
Cegedim S.A. (a)	2,929	92,280
Cegid Group	3,132	117,037
Chargeurs S.A. (a)	5,251	34,948
Cie des Alpes (a)	3,241	64,640
Club Mediterranee S.A. (a)	18,244	518,284
Derichebourg S.A.	31,305	82,663
Devoteam S.A.	4,902	100,110
DNXCorp.	277	6,469
Eiffage S.A.	1,036	57,569
Electricite de Strasbourg S.A.	88	12,117
Eramet (a)	1,499	157,058
Esso S.A. Francaise (a)	780	33,789
Etablissements Maurel et Prom (a)	26,859	378,453
Euler Hermes S.A.	2,303	245,710
Euro Disney SCA (a)	7,917	34,597
Eurofins Scientific (d)	2,505	645,652
Exel Industries - A Shares	618	39,279
Faiveley Transport S.A.	3,053	194,577
Faurecia (d)	31,687	1,009,153
Fimalac	3,854	280,328
Fleury Michon S.A.	461	28,016
GameLoft SE (a) (d)	18,424	122,209
GEA	165	14,743
GECI International (a) (b) (c)	9,793	0
GL Events	2,604	49,192
Groupe Crit	1,538	83,448
Groupe Flo	5,857	20,683
Groupe Gorge	747	18,859
Groupe Open (a)	22	274
Guerbet	2,652	136,601
Haulotte Group S.A.	9,947	155,214
Havas S.A.	72,937	563,139
Hi-Media S.A. (a)	16,805	55,092
Ingenico	11,541	1,176,362
Interparfums S.A.	3,970	102,141
Ipsen S.A.	9,287	456,039
IPSOS	10,224	260,556
Jacquet Metal Service	7,386	144,331
Korian - Medica	23,302	877,909
Lagardere SCA	7,753	206,938
Lanson-BCC	15	695
Laurent-Perrier	1,367	116,550
Lectra	6,966	71,269
LISI	11,625	337,557
Maisons France Confort S.A.	1,754	64,479
Manitou BF S.A. (a)	3,836	60,661
Manutan International	589	30,070
Mersen (d)	8,985	220,148
METabolic EXplorer S.A. (a)	6,035	24,990
Metropole Television S.A.	13,841	223,522
MGI Coutier	3,880	54,627
Montupet	4,620	299,812
Mr. Bricolage	601	10,990

MSF-76

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Naturex	1,999	$132,523
Neopost S.A. (d)	9,051	665,140
Nexans S.A. (a) (d)	10,429	390,944
Nexity S.A.	9,102	336,061
NextRadioTV	2,690	76,798
Norbert Dentressangle S.A.	2,592	373,066
NRJ Group (a)	13,425	111,630
Onxeo (a) (d)	3,654	34,076
Orco Property Group (a) (d)	4,469	2,308
Orpea	11,486	713,881
Parrot S.A. (a)	1,775	38,529
Peugeot S.A. (a)	40,392	516,195
Pierre & Vacances S.A. (a)	3,103	95,117
Plastic Omnium S.A.	34,713	827,634
Rallye S.A.	6,398	279,293
Recylex S.A. (a)	8,543	24,972
Remy Cointreau S.A. (d)	2,474	178,095
Robertet S.A.	14	2,901
Rubis SCA	12,686	730,240
Saft Groupe S.A.	16,151	549,407
Samse S.A.	107	14,880
Sartorius Stedim Biotech (d)	1,057	176,303
SEB S.A. (d)	5,109	385,280
Seche Environnement S.A.	1,555	44,773
Sequana S.A. (a) (d)	10,224	37,051
Soc Mar Tunnel Prado Car	293	11,228
Societe d’Edition de Canal Plus	21,604	161,154
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	16	921
Societe Television Francaise 1 (d)	31,295	421,071
Soitec (a) (d)	88,257	239,417
Solocal Group (a)	127,228	89,629
Somfy S.A.	202	63,845
Sopra Group S.A.	6,938	629,023
Spir Communication S.A. (a)	848	13,924
Ste Industrielle d’Aviation Latecoere S.A. (a)	3,195	44,570
STEF S.A.	1,145	74,659
Store Electronic (a)	715	12,138
Sword Group	3,419	80,531
Synergie S.A.	5,633	130,871
Technicolor S.A. (a)	82,581	538,291
Teleperformance	23,036	1,421,171
Tessi S.A.	895	97,517
TFF Group	308	24,089
Theolia S.A. (a)	38,489	43,302
Thermador Groupe	846	80,120
Total Gabon	324	156,104
Touax S.A.	1,463	29,389
Trigano S.A. (a)	5,078	115,682
UBISOFT Entertainment (a)	29,647	485,411
Union Financiere de France BQE S.A.	1,856	51,105
Valneva SE (a) (d)	9,152	61,296
Vetoquinol S.A.	469	21,350
Vicat S.A.	4,054	262,458
Viel et Co.	3,978	9,683
Vilmorin & Cie S.A.	2,214	236,395
Virbac S.A.	1,396	293,114

France—(Continued)
VM Materiaux S.A.	235	7,447
Vranken-Pommery Monopole S.A.	958	31,441

		26,801,650

Germany—5.1%
Aareal Bank AG	32,420	1,409,481
Adler Modemaerkte AG	2,828	44,118
ADVA Optical Networking SE (a)	13,833	50,896
Air Berlin plc (a) (d)	23,494	37,953
Aixtron SE (a)	30,799	469,618
Allgeier SE	2,942	57,819
Amadeus Fire AG	2,610	182,352
Analytik Jena AG (a)	501	8,669
Aurubis AG (d)	10,918	538,488
Balda AG	14,264	54,385
Bauer AG (a)	3,740	64,293
BayWa AG	305	13,601
BayWa AG (d)	4,054	174,621
Bechtle AG	9,570	730,682
Bertrandt AG	1,368	175,007
Bijou Brigitte AG	1,353	93,976
Biotest AG	1,823	180,161
Borussia Dortmund GmbH & Co. KGaA (Frankfurt Exchange) (a) (d)	6,935	38,190
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	19,081	107,432
CANCOM SE (d)	7,824	303,355
Carl Zeiss Meditec AG (d)	7,390	214,630
Celesio AG	49,773	1,655,890
CENIT AG	5,981	87,631
CENTROTEC Sustainable AG	3,158	60,741
Cewe Stiftung & Co KGaA	3,145	207,899
Comdirect Bank AG	10,859	112,157
CompuGroup Medical AG	8,338	199,668
Constantin Medien AG (a)	15,941	25,575
CropEnergies AG (d)	9,235	51,653
CTS Eventim AG & Co. KGaA	19,994	565,340
DAB Bank AG	10,449	63,108
Data Modul AG	138	3,346
DEAG Deutsche Entertainment AG	791	5,939
Delticom AG (d)	1,562	34,200
Deutsche Beteiligungs AG	2,815	76,626
Deutsche Wohnen AG	145,731	3,114,209
Deutz AG	27,142	143,712
Dialog Semiconductor plc (a)	19,921	558,632
DMG Mori Seiki AG	19,685	556,449
Dr. Hoenle AG	2,084	44,588
Draegerwerk AG & Co. KGaA	1,062	85,739
Drillisch AG (d)	30,810	1,037,076
Duerr AG	7,326	535,081
Eckert & Ziegler AG	1,629	46,408
Elmos Semiconductor AG	7,336	138,199
ElringKlinger AG (d)	7,573	223,804
Euromicron AG (a)	2,048	34,449
Evotec AG (a) (d)	24,706	96,621
Francotyp-Postalia Holding AG	3,300	17,405
Freenet AG	56,906	1,479,606

MSF-77

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
GAGFAH S.A. (a)	36,892	$685,168
Gerresheimer AG	9,467	612,241
Gerry Weber International AG (d)	9,842	388,321
Gesco AG	1,521	131,130
GFK SE	7,937	344,469
GFT Technologies AG	9,142	131,199
Grammer AG	7,596	293,712
Grenkeleasing AG	2,371	232,031
H&R AG (a)	4,113	35,640
Hamburger Hafen und Logistik AG (d)	6,581	156,655
Hansa Group AG (a)	5,987	2,799
Hawesko Holding AG	768	37,708
Heidelberger Druckmaschinen AG (a) (d)	153,682	431,630
Homag Group AG	1,678	57,536
Indus Holding AG	13,812	671,305
Init Innovation In Traffic Systems AG	1,794	49,060
Intershop Communications AG (a)	7,747	11,571
Isra Vision AG	2,083	127,464
Jenoptik AG	13,989	157,182
Joyou AG (a)	688	9,906
Kloeckner & Co. SE (a)	31,288	429,080
Koenig & Bauer AG (a)	4,373	61,282
Kontron AG (a)	18,397	115,124
Krones AG	3,402	295,267
KSB AG	103	59,301
KUKA AG (d)	7,068	426,878
KWS Saat AG	949	333,563
Leifheit AG	945	49,242
Leoni AG	10,537	573,344
LPKF Laser & Electronics AG (d)	5,852	102,671
Manz AG (a)	1,272	117,621
Medigene AG (a)	3,423	17,091
MLP AG	20,985	117,124
Morphosys AG (a)	182	17,850
MTU Aero Engines AG	6,670	568,633
Muehlbauer Holding AG	305	6,964
MVV Energie AG	5,940	179,296
Nemetschek AG	3,207	309,154
Nexus AG	2,080	31,474
Nordex SE (a)	21,916	404,267
NORMA Group SE	8,699	363,598
OHB AG	2,315	58,203
Patrizia Immobilien AG (a)	14,508	194,232
Pfeiffer Vacuum Technology AG (d)	2,600	219,022
PNE Wind AG (d)	24,548	75,025
Progress-Werk Oberkirch AG	822	43,661
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	2,118	31,135
Puma SE (d)	157	36,365
PVA TePla AG (a)	3,358	9,536
QSC AG (d)	26,632	75,038
R Stahl AG	1,594	80,110
Rational AG	804	239,107
Rheinmetall AG	10,024	480,750
Rhoen Klinikum AG	61,526	1,865,950
RIB Software AG (d)	1,026	13,947
SAF-Holland S.A.	31,896	393,045

Germany—(Continued)
Salzgitter AG (d)	10,436	359,381
Schaltbau Holding AG (d)	1,687	100,765
SGL Carbon SE (a) (d)	14,081	290,474
SHW AG	1,051	44,511
Singulus Technologies AG (a) (d)	35,179	48,439
Sixt SE	9,652	309,205
SMA Solar Technology AG (a) (d)	3,992	104,714
SMT Scharf AG	831	17,730
Softing AG	528	9,725
Software AG (d)	15,310	379,400
Solarworld AG (a)	348	5,588
Stada Arzneimittel AG	17,158	680,275
STRATEC Biomedical AG	224	11,625
Stroeer Media AG	6,896	151,098
Surteco SE	400	12,924
Suss Microtec AG (a) (d)	6,216	37,253
Syzygy AG	1,399	10,703
TAG Immobilien AG (d)	77,264	873,226
Takkt AG (d)	9,893	168,728
Technotrans AG	2,013	20,074
Telegate AG	2,507	13,143
Tom Tailor Holding AG (a) (d)	6,389	111,697
TUI AG (d)	85,669	1,276,130
Vossloh AG (d)	1,443	97,857
VTG AG	3,210	60,119
Wacker Neuson SE	7,829	149,832
Washtec AG	3,397	54,096
Wincor Nixdorf AG	6,595	336,971
XING AG	1,747	185,961

		35,093,799

Greece—0.0%
Bank of Cyprus plc (a) (b) (c)	596,049	0
Proton Bank S.A. (a) (b) (c)	14,856	0
TT Hellenic Postbank S.A. (a) (b) (c)	71,180	0

		0

Hong Kong—3.0%
Alco Holdings, Ltd.	136,000	27,685
Allan International Holdings	70,000	18,931
Allied Group, Ltd.	22,000	92,932
Allied Properties HK, Ltd.	1,774,024	329,063
Anxian Yuan China Holdings, Ltd. (a)	420,000	8,925
Apac Resources, Ltd. (a)	314,782	8,364
APT Satellite Holdings, Ltd.	109,500	155,471
Arts Optical International Holdings, Ltd.	16,000	6,998
Asia Financial Holdings, Ltd.	300,000	119,100
Asia Satellite Telecommunications Holdings, Ltd.	62,500	209,673
Asia Standard International Group, Ltd.	370,000	94,607
Associated International Hotels, Ltd.	14,000	39,666
Aupu Group Holding Co., Ltd.	246,000	39,971
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
Bonjour Holdings, Ltd.	473,000	65,018
Bossini International Holdings	302,000	28,328
Brightoil Petroleum Holdings, Ltd. (a)	895,000	279,092
Brockman Mining, Ltd. (a) (d)	2,516,770	111,799

MSF-78

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Burwill Holdings, Ltd. (a)	1,226,000	$44,219
Cafe de Coral Holdings, Ltd.	134,000	452,322
CEC International Holdings, Ltd.	34,000	11,258
Century City International Holdings, Ltd.	616,000	45,928
Champion Technology Holdings, Ltd.	1,233,093	28,109
Chen Hsong Holdings	150,000	41,130
Cheuk Nang Holdings, Ltd.	84,823	76,377
Chevalier International Holdings, Ltd.	70,000	110,703
China Billion Resources, Ltd. (a) (b) (c)	476,000	0
China Daye Non-Ferrous Metals Mining, Ltd. (a) (d)	2,366,000	53,042
China Dynamics Holdings, Ltd. (a) (d)	830,000	106,937
China Electronics Corp. Holdings Co., Ltd.	264,000	87,779
China Energy Development Holdings, Ltd. (a)	3,046,000	93,412
China Financial Services Holdings, Ltd.	288,000	17,435
China Flavors & Fragrances Co., Ltd. (a)	70,147	11,112
China Infrastructure Investment, Ltd. (a)	626,000	9,347
China Metal International Holdings, Inc.	198,000	72,264
China Renji Medical Group, Ltd. (a)	176,700	6,484
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	704
China Star Entertainment, Ltd. (a)	3,150,000	46,672
China Strategic Holdings, Ltd. (a)	770,000	18,580
China Ting Group Holdings, Ltd.	318,550	16,214
China-Hongkong Photo Products Holdings, Ltd.	284,000	18,655
Chinney Investment, Ltd.	8,000	1,288
Chong Hing Bank, Ltd.	8,945	18,788
Chow Sang Sang Holdings International, Ltd.	107,000	254,962
Chu Kong Shipping Enterprise Group Co., Ltd.	154,000	33,529
Chuang’s China Investments, Ltd.	341,000	21,958
Chuang’s Consortium International, Ltd.	446,357	54,608
CITIC Telecom International Holdings, Ltd.	383,000	143,057
CK Life Sciences International Holdings, Inc.	1,874,000	190,357
CNT Group, Ltd.	246,000	12,678
CP Lotus Corp. (a)	1,750,000	42,134
Cross-Harbour Holdings, Ltd. (The)	119,000	103,632
CSI Properties, Ltd. (d)	3,194,023	133,659
CST Mining Group, Ltd. (a)	8,984,000	49,756
Culturecom Holdings, Ltd. (a) (d)	215,000	26,873
Dah Sing Banking Group, Ltd. (d)	172,671	307,929
Dah Sing Financial Holdings, Ltd.	55,860	339,265
Dan Form Holdings Co., Ltd. (a)	433,000	42,938
Dickson Concepts International, Ltd.	131,000	71,021
Dorsett Hospitality International, Ltd.	415,000	73,694
Eagle Nice International Holdings, Ltd.	120,000	20,390
EcoGreen Fine Chemicals Group, Ltd.	90,000	27,037
Emperor Capital Group, Ltd.	84,000	4,386
Emperor Entertainment Hotel, Ltd.	235,000	64,471
Emperor International Holdings	565,250	122,360
Emperor Watch & Jewellery, Ltd.	1,520,000	69,493
ENM Holdings, Ltd. (a)	556,000	33,572
EPI Holdings, Ltd. (a)	652,000	13,943
Esprit Holdings, Ltd. (d)	581,250	752,242
eSun Holdings, Ltd. (a)	400,000	42,787
Fairwood Holdings, Ltd.	34,500	75,520
Far East Consortium International, Ltd.	514,010	186,732
Fountain SET Holdings, Ltd.	422,000	49,923
Fujikon Industrial Holdings, Ltd.	100,000	20,470

Hong Kong—(Continued)
Future Bright Holdings, Ltd. (d)	156,000	63,901
G-Resources Group, Ltd. (a)	11,842,800	302,227
GCL New Energy Holdings, Ltd. (a)	130,000	47,771
Genting Hong Kong, Ltd.	101,229	37,889
Get Nice Holdings, Ltd.	1,716,000	80,703
Giordano International, Ltd. (d)	536,000	290,251
Glorious Sun Enterprises, Ltd.	262,000	56,706
Gold Peak Industries Holding, Ltd.	277,714	25,036
Golden Resources Development International, Ltd.	370,000	21,222
Goldin Financial Holdings, Ltd. (a) (d)	120,000	75,429
Goldin Properties Holdings, Ltd. (a)	226,000	145,279
Good Fellow Resources Holdings, Ltd. (a)	230,000	16,587
Guangnan Holdings, Ltd.	264,000	36,029
Guotai Junan International Holdings, Ltd. (d)	151,200	104,325
Haitong International Securities Group, Ltd. (d)	134,365	77,166
Hang Fai Enterprises, Ltd. (a)	600,000	25,494
Hao Tian Development Group, Ltd. (a)	570,000	36,685
Harbour Centre Development, Ltd.	88,000	158,492
HKR International, Ltd.	405,600	191,645
Hon Kwok Land Investment Co., Ltd.	140,000	48,590
Hong Kong Aircraft Engineering Co., Ltd.	6,400	70,890
Hong Kong Ferry Holdings Co., Ltd.	22,000	22,504
Hong Kong Television Network, Ltd. (a)	165,000	49,051
Hongkong & Shanghai Hotels (The)	8,000	11,685
Hongkong Chinese, Ltd.	920,000	208,627
Hsin Chong Construction Group, Ltd.	348,000	42,527
Hung Hing Printing Group, Ltd.	252,000	35,693
Hutchison Telecommunications Hong Kong Holdings, Ltd. (d)	484,000	193,784
I-CABLE Communications, Ltd. (a)	177,000	16,415
Imagi International Holdings, Ltd. (a)	3,635,000	90,409
Integrated Waste Solutions Group Holdings, Ltd. (a)	252,000	9,555
International Standard Resources Holdings, Ltd. (a)	935,000	53,645
IPE Group, Ltd.	285,000	26,682
IRC, Ltd. (a)	600,000	47,769
IT, Ltd.	330,000	111,706
ITC Properties Group, Ltd.	91,039	44,564
Jinhui Holdings, Ltd. (a)	70,000	12,861
Johnson Electric Holdings, Ltd.	73,375	277,908
K Wah International Holdings, Ltd. (d)	586,338	327,347
Kam Hing International Holdings, Ltd.	196,000	14,787
Kantone Holdings, Ltd.	930,000	11,976
Keck Seng Investments	72,000	62,689
King Stone Energy Group, Ltd. (a)	411,000	13,122
Kingmaker Footwear Holdings, Ltd.	102,000	18,507
Kingston Financial Group, Ltd.	2,355,000	257,141
Ko Yo Chemical Group, Ltd. (a)	1,580,000	55,994
Kowloon Development Co., Ltd.	137,000	158,398
Lai Sun Development (a)	6,835,666	163,906
Lai Sun Garment International, Ltd. (a)	498,800	68,128
Lam Soon Hong Kong, Ltd.	15,000	12,808
Landsea Green Properties Co., Ltd. (a)	120,000	10,048
Lee’s Pharmaceutical Holdings, Ltd.	110,000	145,646
Lerado Group Holdings Co., Ltd. (a)	202,000	29,115

MSF-79

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Lifestyle International Holdings, Ltd. (b) (d)	107,500	$201,673
Lippo China Resources, Ltd.	2,106,000	82,733
Lippo, Ltd.	122,000	66,327
Liu Chong Hing Investment, Ltd.	58,000	71,954
Luen Thai Holdings, Ltd.	116,000	28,532
Luk Fook Holdings International, Ltd.	108,000	313,799
Luks Group Vietnam Holdings Co., Ltd.	68,000	17,856
Lung Kee Bermuda Holdings	116,000	34,958
Magnificent Estates	1,310,000	61,608
Man Wah Holdings, Ltd.	158,800	233,221
Man Yue Technology Holdings, Ltd.	88,000	18,018
Matrix Holdings, Ltd.	36,000	10,895
Mei Ah Entertainment Group, Ltd. (a)	1,020,000	79,895
Midland Holdings, Ltd. (a)	302,000	147,446
Ming Fai International Holdings, Ltd.	145,000	15,514
Ming Fung Jewellery Group, Ltd. (a)	2,160,000	24,495
Miramar Hotel & Investment	4,000	5,008
Mongolia Energy Corp., Ltd. (a) (d)	1,688,000	36,647
Mongolian Mining Corp. (a) (d)	801,000	89,246
National Electronic Holdings, Ltd.	166,000	21,172
Natural Beauty Bio-Technology, Ltd.	290,000	21,623
Neo-Neon Holdings, Ltd. (a)	322,500	53,974
Neptune Group, Ltd. (a)	1,060,000	25,079
New Century Group Hong Kong, Ltd.	912,000	17,724
New Times Energy Corp., Ltd. (a)	204,200	8,941
Newocean Energy Holdings, Ltd. (d)	416,000	208,973
Next Media, Ltd.	414,000	44,266
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (a)	375,882	28,148
Orient Overseas International, Ltd.	2,500	13,786
Oriental Watch Holdings	271,600	61,235
Pacific Andes International Holdings, Ltd.	1,213,323	58,494
Pacific Basin Shipping, Ltd.	542,000	292,287
Pacific Textile Holdings, Ltd.	154,000	189,777
Paliburg Holdings, Ltd.	362,000	117,940
Pan Asia Environmental Protection Group, Ltd. (a)	38,000	7,883
Paradise Entertainment, Ltd. (d)	168,000	64,526
Pearl Oriental Oil, Ltd. (a)	92,000	2,477
Perfect Shape PRC Holdings, Ltd.	108,000	22,936
Pico Far East Holdings, Ltd. (d)	468,000	105,504
Ping Shan Tea Group, Ltd. (a)	460,000	5,677
Playmates Holdings, Ltd.	56,000	53,033
Playmates Toys, Ltd.	236,000	54,118
PNG Resources Holdings, Ltd. (d)	194,400	9,387
Polytec Asset Holdings, Ltd.	565,000	80,074
Public Financial Holdings, Ltd.	166,000	77,157
PYI Corp., Ltd.	2,140,366	46,067
Regal Hotels International Holdings, Ltd.	446,000	271,513
Richfield Group Holdings, Ltd. (a)	528,000	18,290
Rivera Holdings, Ltd.	20,000	1,004
Sa Sa International Holdings, Ltd. (d)	316,000	216,598
SAS Dragon Holdings, Ltd.	96,000	31,411
SEA Holdings, Ltd.	94,000	56,018
Shenyin Wanguo HK, Ltd.	115,000	60,128
Shougang Concord Technology Holdings (a)	634,000	24,790
Shun Tak Holdings, Ltd. (d)	483,500	237,303
Silver Base Group Holdings, Ltd. (a) (d)	422,000	54,854

Hong Kong—(Continued)
Simsen International Corp., Ltd. (b)	100,000	39,130
Sing Tao News Corp., Ltd.	276,000	39,831
Singamas Container Holdings, Ltd.	702,000	128,455
SIS International Holdings	16,000	6,285
Sitoy Group Holdings, Ltd.	89,000	72,254
SmarTone Telecommunications Holdings, Ltd.	117,500	163,716
SOCAM Development, Ltd. (a)	179,876	146,454
Solomon Systech International, Ltd. (a)	920,000	43,803
Soundwill Holdings, Ltd.	50,000	79,549
South China China, Ltd. (a)	496,000	41,567
Stella International Holdings, Ltd.	133,500	346,064
Stelux Holdings International, Ltd.	260,500	66,763
Success Universe Group, Ltd. (a)	240,000	8,190
Sun Hing Vision Group Holdings, Ltd.	42,000	14,226
Sun Hung Kai & Co., Ltd.	251,440	179,971
Superb Summit International Group, Ltd. (a) (d)	325,000	67,362
Symphony Holdings, Ltd. (a)	180,000	13,907
TAI Cheung Holdings (d)	232,000	181,702
Tan Chong International, Ltd.	63,000	23,610
Tao Heung Holdings, Ltd.	204,000	113,214
Taung Gold International, Ltd. (a)	700,000	15,908
Television Broadcasts, Ltd. (d)	66,500	395,797
Texwinca Holdings, Ltd.	212,000	182,142
Titan Petrochemicals Group, Ltd. (a) (c)	1,000,000	322
Tradelink Electronic Commerce, Ltd.	256,000	53,088
Transport International Holdings, Ltd.	109,600	201,879
Trinity, Ltd. (d)	404,000	109,333
TSC Group Holdings, Ltd. (a)	174,000	81,333
United Laboratories International Holdings, Ltd. (The) (a)	137,000	102,869
Universal Technologies Holdings, Ltd. (a)	710,000	36,546
Up Energy Development Group, Ltd. (a)	92,000	10,786
Upbest Group, Ltd.	8,000	1,278
Value Convergence Holdings, Ltd. (a)	104,000	16,740
Value Partners Group, Ltd.	252,000	184,055
Varitronix International, Ltd.	137,000	110,689
Vedan International Holdings, Ltd. (a)	296,000	16,743
Victory City International Holdings, Ltd.	699,276	105,339
Vitasoy International Holdings, Ltd.	358,000	456,211
VST Holdings, Ltd.	487,200	146,249
VTech Holdings, Ltd. (d)	31,700	389,067
Wai Kee Holdings, Ltd.	54,000	15,467
Win Hanverky Holdings, Ltd.	332,000	42,340
Wing On Co. International, Ltd.	46,000	135,418
Wing Tai Properties, Ltd.	280,000	181,799
Xinyi Glass Holdings, Ltd. (d)	672,000	419,147
Xinyi Solar Holdings, Ltd. (d)	930,000	304,061
Yeebo International Holdings, Ltd.	158,000	28,704
YGM Trading, Ltd.	46,000	100,649
Yugang International, Ltd.	1,466,000	20,041
Zhuhai Holdings Investment Group, Ltd.	218,000	36,447

		20,807,564

Ireland—1.5%
Aer Lingus Group plc	42,387	75,774
C&C Group plc	164,854	874,045
DCC plc	50,148	2,772,161

MSF-80

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ireland—(Continued)
Endo International plc (a) (d)	8,162	$561,163
FBD Holdings plc	10,350	191,525
Glanbia plc	43,475	627,292
Grafton Group plc	97,822	989,887
Greencore Group plc	238,369	904,564
IFG Group plc	44,002	87,799
Independent News & Media plc (a)	35,056	6,577
Irish Continental Group plc	17,060	59,495
Kenmare Resources plc (a)	145,693	23,741
Kingspan Group plc	54,781	873,971
Paddy Power plc	22,167	1,600,882
Smurfit Kappa Group plc	11,491	251,805
UDG Healthcare plc	90,877	486,802

		10,387,483

Israel—0.9%
Africa Israel Investments, Ltd. (a)	64,936	112,769
Africa Israel Properties, Ltd.	4,653	77,573
Africa Israel Residences, Ltd.	880	13,661
Airport City, Ltd. (a)	10,447	105,609
AL-ROV Israel, Ltd. (a)	2,628	84,741
Allot Communications, Ltd. (a)	10,216	115,292
Alon Holdings Blue Square Israel, Ltd. (a)	8,063	24,083
Alrov Properties and Lodgings, Ltd. (a)	1,122	24,686
Amot Investments, Ltd.	20,789	68,303
AudioCodes, Ltd. (a)	11,108	53,459
Azorim-Investment Development & Construction Co., Ltd. (a)	23,712	19,360
Babylon, Ltd.	13,198	7,938
Bayside Land Corp.	205	57,491
Big Shopping Centers 2004, Ltd.	1,031	43,809
BioLine RX, Ltd. (a)	25,645	4,023
Blue Square Real Estate, Ltd.	344	12,822
Brainsway, Ltd. (a)	2,674	28,555
Cellcom Israel, Ltd.	13,058	144,312
Ceragon Networks, Ltd. (a)	14,799	36,655
Clal Biotechnology Industries, Ltd. (a)	17,580	19,540
Clal Insurance Enterprises Holdings, Ltd. (a)	6,170	104,776
Cohen Development & Industrial Buildings, Ltd. (a)	305	10,931
Compugen, Ltd. (a)	13,456	117,947
Delek Automotive Systems, Ltd.	14,284	155,124
Delta-Galil Industries, Ltd.	5,417	157,571
Direct Insurance Financial Investments, Ltd.	5,783	35,338
Electra, Ltd.	490	68,788
Elron Electronic Industries, Ltd.	7,585	35,859
Equital, Ltd. (a)	550	10,010
Evogene, Ltd. (a)	5,090	65,382
EZchip Semiconductor, Ltd. (U.S. Listed Shares) (a) (d)	400	9,648
EZchip Semiconductor, Ltd. (a)	8,944	216,137
First International Bank of Israel, Ltd.	3,568	54,549
FMS Enterprises Migun, Ltd.	910	13,715
Formula Systems 1985, Ltd.	2,591	68,039
Fox Wizel, Ltd.	1,475	37,266
Frutarom Industries, Ltd.	19,140	486,051
Gilat Satellite Networks, Ltd. (a)	12,836	62,563

Israel—(Continued)
Golf & Co., Ltd.	6,101	20,395
Hadera Paper, Ltd. (a)	1,104	42,462
Harel Insurance Investments & Financial Services, Ltd.	43,597	235,736
Industrial Buildings Corp.	29,599	52,736
Israel Discount Bank, Ltd. - Class A (a)	134,750	232,078
Israel Land Development Co., Ltd. (The)	3,950	18,391
Ituran Location and Control, Ltd.	9,589	201,732
Jerusalem Oil Exploration (a)	5,621	242,561
Kamada, Ltd. (a)	6,270	28,297
Kerur Holdings, Ltd.	931	16,557
Maabarot Products, Ltd.	3,435	41,401
Magic Software Enterprises, Ltd.	9,462	65,046
Matrix IT, Ltd.	14,215	76,847
Mazor Robotics, Ltd. (a)	11,460	66,612
Meitav DS Investments, Ltd.	5,193	19,243
Melisron, Ltd.	3,980	107,021
Menorah Mivtachim Holdings, Ltd.	11,310	128,991
Migdal Insurance & Financial Holding, Ltd.	42,213	61,692
Mivtach Shamir Holdings, Ltd.	1,401	41,487
Naphtha Israel Petroleum Corp., Ltd. (a)	18,925	133,325
Neto ME Holdings, Ltd.	963	48,372
Nitsba Holdings 1995, Ltd. (a)	13,921	227,375
Nova Measuring Instruments, Ltd. (a)	7,326	79,578
Oil Refineries, Ltd. (a)	277,785	101,702
Ormat Industries	21,202	149,183
Partner Communications Co., Ltd. (a)	21,648	154,119
Paz Oil Co., Ltd.	1,481	233,877
Perion Network, Ltd. (a)	3,246	18,186
Phoenix Holdings, Ltd. (The)	20,176	64,935
Plasson Industries, Ltd.	1,729	69,592
Protalix BioTherapeutics, Inc. (a)	3,011	7,219
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,803	89,244
Sapiens International Corp. NV (a)	4,784	35,620
Shikun & Binui, Ltd.	52,808	131,463
Shufersal, Ltd.	23,137	65,271
Space Communication, Ltd. (a)	2,951	42,248
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (d)	1,303	13,251
Tower Semiconductor, Ltd. (a)	12,319	125,262
Union Bank of Israel (a)	7,545	31,150

		6,284,632

Italy—3.0%
A/S Roma S.p.A. (a)	36,433	31,537
A2A S.p.A.	414,202	408,622
ACEA S.p.A.	23,394	283,010
Aeffe S.p.A. (a)	5,630	12,790
Alerion Cleanpower S.p.A.	5,771	23,236
Amplifon S.p.A.	36,377	203,509
Ansaldo STS S.p.A.	35,405	399,828
Arnoldo Mondadori Editore S.p.A. (a)	28,272	28,847
Ascopiave S.p.A.	22,740	51,530
Astaldi S.p.A.	20,559	155,852
Autogrill S.p.A. (a)	44,414	349,163

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Azimut Holding S.p.A.	32,061	$804,309
Banca Carige S.p.A. (a)	1,955,524	261,123
Banca Finnat Euramerica S.p.A.	50,851	30,084
Banca Generali S.p.A.	15,995	421,418
Banca IFIS S.p.A.	6,177	122,288
Banca Piccolo Credito Valtellinese Scarl (a)	359,278	405,162
Banca Popolare dell’Emilia Romagna S.c.r.l. (a)	129,398	1,028,711
Banca Popolare dell’Etruria e del Lazio (a) (d)	91,952	75,600
Banca Popolare di Milano Scarl (a)	1,773,934	1,431,452
Banca Popolare di Sondrio Scarl	170,178	728,391
Banca Profilo S.p.A. (d)	117,883	51,232
Banco di Desio e della Brianza S.p.A.	20,306	67,471
Banco Popolare SC (a)	40,702	591,013
BasicNet S.p.A. (a)	9,826	26,898
Biesse S.p.A.	6,021	61,748
Brembo S.p.A.	9,033	295,656
Brioschi Sviluppo Immobiliare S.p.A. (a)	34,077	4,653
Brunello Cucinelli S.p.A. (d)	5,119	106,073
Buzzi Unicem S.p.A. (d)	21,918	297,557
Cairo Communication S.p.A.	7,581	53,151
Caltagirone Editore S.p.A. (a)	6,273	8,276
Carraro S.p.A. (a)	5,504	13,817
Cementir Holding S.p.A. (d)	31,117	186,214
CIR-Compagnie Industriali Riunite S.p.A. (a)	201,871	228,312
Cosmo Pharmaceuticals S.p.A.	632	103,039
Credito Emiliano S.p.A.	44,882	368,692
Danieli & C Officine Meccaniche S.p.A.	3,922	100,880
Datalogic S.p.A.	5,875	60,961
Davide Campari-Milano S.p.A. (d)	82,483	595,252
De’Longhi S.p.A. (d)	14,729	295,239
DeA Capital S.p.A. (a)	18,071	32,851
DiaSorin S.p.A.	5,564	208,702
Ei Towers S.p.A. (a)	4,683	248,357
El.En. S.p.A.	311	9,031
Engineering S.p.A.	1,533	76,325
ERG S.p.A.	13,699	168,749
Esprinet S.p.A.	18,719	148,811
Eurotech S.p.A. (a)	13,076	29,385
Falck Renewables S.p.A.	28,765	38,524
Finmeccanica S.p.A. (a)	103,049	1,002,264
FNM S.p.A.	55,327	44,799
Gas Plus S.p.A.	3,786	20,815
Geox S.p.A. (a) (d)	52,589	174,847
Gruppo Editoriale L’Espresso S.p.A. (a) (d)	57,235	73,553
Gruppo MutuiOnline S.p.A.	5,404	33,650
Gtech S.p.A. (d)	18,037	427,509
Hera S.p.A.	189,651	501,051
IMMSI S.p.A. (a)	100,436	69,891
Indesit Co. S.p.A. (a)	25,444	343,115
Industria Macchine Automatiche S.p.A.	5,461	180,623
Intek Group S.p.A. (a)	80,757	39,236
Interpump Group S.p.A.	28,206	354,388
Iren S.p.A.	182,554	229,061
Italcementi S.p.A. (d)	60,182	383,530
Italmobiliare S.p.A.	4,262	138,042
Juventus Football Club S.p.A. (a) (d)	147,435	42,549
Landi Renzo S.p.A. (a)	5,877	8,084

Italy—(Continued)
Maire Tecnimont S.p.A. (a) (d)	35,567	85,567
MARR S.p.A. (d)	11,344	176,212
Nice S.p.A.	9,890	36,498
Piaggio & C S.p.A. (a) (d)	53,832	144,580
Prelios S.p.A. (a) (d)	54,976	24,616
Prima Industrie S.p.A. (a)	243	4,584
Prysmian S.p.A.	4,140	76,410
Recordati S.p.A.	28,173	460,089
Reno de Medici S.p.A. (a)	29,538	11,327
Reply S.p.A.	1,788	139,506
Retelit S.p.A. (a)	36,769	31,803
Sabaf S.p.A.	1,021	17,477
SAES Getters S.p.A.	1,416	11,485
Safilo Group S.p.A. (a) (d)	10,142	138,190
Saras S.p.A. (a) (d)	134,526	135,260
SAVE S.p.A.	5,078	84,509
Snai S.p.A. (a)	21,135	44,510
Societa Cattolica di Assicurazioni S.c.r.l.	20,508	357,623
Societa Iniziative Autostradali e Servizi S.p.A.	22,329	239,521
Sogefi S.p.A. (a) (d)	18,933	68,880
SOL S.p.A. (d)	13,605	106,493
Sorin S.p.A. (a)	106,922	261,913
Tiscali S.p.A. (a)	802,477	51,380
Tod’s S.p.A. (d)	1,072	106,050
Trevi Finanziaria Industriale S.p.A.	13,378	94,662
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unipol Gruppo Finanziario S.p.A. (d)	133,203	640,184
Vianini Lavori S.p.A.	2,113	15,327
Vittoria Assicurazioni S.p.A.	9,789	119,030
World Duty Free S.p.A. (a) (d)	54,430	621,893
Yoox S.p.A. (a) (d)	12,453	285,703
Zignago Vetro S.p.A.	11,476	77,955

		20,469,575

Japan—22.4%
77 Bank, Ltd. (The)	119,000	627,651
A&A Material Corp. (a)	12,000	12,923
A/S One Corp.	4,500	141,111
Accordia Golf Co., Ltd. (d)	32,800	344,364
Achilles Corp.	60,000	84,017
Adastria Holdings Co., Ltd. (d)	5,920	115,470
ADEKA Corp.	33,600	443,097
Aderans Co., Ltd. (d)	6,400	79,775
Advan Co., Ltd.	6,500	71,094
Aeon Delight Co., Ltd.	1,300	31,652
Aeon Fantasy Co., Ltd. (d)	4,000	52,902
AGORA Hospitality Group Co., Ltd. (a)	27,000	12,554
Agrex, Inc.	900	9,317
Ahresty Corp.	9,200	64,765
Ai Holdings Corp.	11,300	228,829
Aica Kogyo Co., Ltd.	14,600	311,121
Aichi Bank, Ltd. (The)	5,000	250,000
Aichi Corp.	19,600	93,343
Aichi Steel Corp.	40,000	147,075
Aichi Tokei Denki Co., Ltd.	19,000	53,440
Aida Engineering, Ltd.	27,200	276,802
Aigan Co., Ltd. (a)	8,200	20,020

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ain Pharmaciez, Inc.	6,000	$137,061
Aiphone Co., Ltd.	9,200	159,169
Airport Facilities Co., Ltd.	9,300	63,651
Aisan Industry Co., Ltd.	8,700	68,316
Aizawa Securities Co., Ltd.	13,800	67,386
Akebono Brake Industry Co., Ltd. (d)	11,100	46,892
Akita Bank, Ltd. (The)	99,000	276,359
Alconix Corp. (d)	4,800	65,194
Alinco, Inc.	5,800	71,616
Allied Telesis Holdings KK	17,200	13,618
Alpen Co., Ltd. (d)	6,300	97,005
Alpha Corp.	2,200	23,094
Alpha Systems, Inc.	3,940	57,677
Alpine Electronics, Inc.	15,400	253,989
Alps Logistics Co., Ltd.	4,100	46,782
Altech Corp.	4,700	53,137
Amano Corp.	19,800	211,827
Amiyaki Tei Co., Ltd.	1,100	40,472
Amuse, Inc.	1,800	51,362
Anabuki Kosan, Inc.	4,000	9,196
Anest Iwata Corp.	12,500	91,185
Anritsu Corp. (d)	45,200	344,470
AOI Electronic Co., Ltd. (d)	2,800	132,641
AOI Pro, Inc. (d)	4,700	30,173
AOKI Holdings, Inc.	21,400	246,356
Aomori Bank, Ltd. (The)	112,000	340,182
Aoyama Trading Co., Ltd.	25,100	585,169
Arakawa Chemical Industries, Ltd.	10,900	122,539
Arata Corp.	23,000	68,895
Araya Industrial Co., Ltd.	26,000	44,671
Arcland Sakamoto Co., Ltd. (d)	5,300	124,106
Arcs Co., Ltd.	15,464	323,481
Argo Graphics, Inc.	3,700	66,796
Ariake Japan Co., Ltd.	5,800	130,023
Arisawa Manufacturing Co., Ltd.	12,100	84,888
Arrk Corp. (a)	6,900	9,715
Artnature, Inc.	2,500	67,797
Asahi Broadcasting Corp.	2,400	14,555
Asahi Co., Ltd. (d)	6,100	68,408
Asahi Diamond Industrial Co., Ltd.	21,400	310,027
Asahi Holdings, Inc.	8,400	150,371
Asahi Intecc Co., Ltd.	2,500	114,649
Asahi Kogyosha Co., Ltd.	16,000	58,601
Asahi Net, Inc.	5,000	23,443
Asahi Organic Chemicals Industry Co., Ltd. (d)	40,000	97,402
Asahi Printing Co., Ltd.	200	4,198
Asahipen Corp.	4,000	5,910
Asanuma Corp. (a)	29,000	45,097
Asatsu-DK, Inc.	10,400	261,045
Asax Co., Ltd.	1,800	21,744
Ashimori Industry Co., Ltd. (a)	33,000	62,133
ASKA Pharmaceutical Co., Ltd.	9,700	124,915
ASKUL Corp. (d)	6,300	132,241
Asunaro Aoki Construction Co., Ltd.	8,000	60,749
Atom Corp. (d)	2,100	11,320
Atsugi Co., Ltd.	88,000	90,714
Autobacs Seven Co., Ltd. (d)	18,700	290,648

Japan—(Continued)
Avex Group Holdings, Inc. (d)	10,200	155,045
Awa Bank, Ltd. (The) (d)	79,000	455,493
Axell Corp.	3,800	58,725
Axial Retailing, Inc.	6,200	118,044
Azbil Corp.	7,100	174,187
Bando Chemical Industries, Ltd.	47,000	184,287
Bank of Iwate, Ltd. (The)	7,800	343,899
Bank of Kochi, Ltd. (The)	16,000	20,722
Bank of Nagoya, Ltd. (The)	81,000	309,631
Bank of Okinawa, Ltd. (The)	9,600	422,083
Bank of Saga, Ltd. (The)	82,000	188,208
Bank of the Ryukyus, Ltd. (d)	16,500	261,448
Belc Co., Ltd.	6,200	170,826
Belluna Co., Ltd.	21,900	96,249
Benefit One, Inc.	7,300	68,065
Best Denki Co., Ltd.	50,400	63,444
Bic Camera, Inc. (d)	17,800	167,906
Bit-isle, Inc. (d)	6,600	36,191
BML, Inc.	3,400	107,329
Bookoff Corp.	4,700	35,918
BP Castrol KK	2,600	25,697
Bull-Dog Sauce Co., Ltd.	6,000	10,454
Bunka Shutter Co., Ltd.	19,000	169,368
C Uyemura & Co., Ltd.	3,400	175,312
CAC Holdings Corp.	6,200	74,515
Calsonic Kansei Corp.	52,000	283,949
Can Do Co., Ltd.	3,500	53,792
Canon Electronics, Inc.	6,600	121,855
Capcom Co., Ltd. (d)	13,000	203,526
Carchs Holdings Co., Ltd. (a)	1,330	7,861
Carlit Holdings Co., Ltd.	7,300	38,788
Cawachi, Ltd.	5,000	85,493
Central Glass Co., Ltd.	64,000	226,788
Central Security Patrols Co., Ltd.	3,300	36,661
Central Sports Co., Ltd. (d)	3,200	51,087
CFS Corp.	4,400	24,891
Chiba Kogyo Bank, Ltd. (The)	17,400	125,262
CHIMNEY Co., Ltd.	1,400	29,971
Chino Corp.	4,000	46,477
Chiyoda Co., Ltd.	10,000	202,124
Chiyoda Integre Co., Ltd. (d)	4,400	60,665
Chofu Seisakusho Co., Ltd. (d)	5,700	155,226
Chori Co., Ltd.	7,000	91,301
Chubu Shiryo Co., Ltd.	14,400	89,488
Chudenko Corp.	8,600	140,366
Chuetsu Pulp & Paper Co., Ltd.	49,000	81,238
Chugai Mining Co., Ltd. (a)	68,200	18,656
Chugai Ro Co., Ltd.	42,000	87,738
Chugoku Marine Paints, Ltd.	22,000	165,640
Chukyo Bank, Ltd. (The)	64,000	114,967
Chuo Gyorui Co., Ltd.	2,000	4,516
Chuo Spring Co., Ltd.	19,000	55,718
CKD Corp.	15,300	139,064
Clarion Co., Ltd. (a) (d)	38,000	165,983
Cleanup Corp.	7,900	68,409
CMIC Holdings Co., Ltd. (d)	3,900	70,040
CMK Corp. (a)	21,300	56,372

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Cocokara fine, Inc.	5,700	$149,095
Colowide Co., Ltd. (d)	10,500	123,601
Computer Engineering & Consulting, Ltd.	5,300	51,893
Computer Institute of Japan, Ltd.	2,000	9,015
CONEXIO Corp.	8,400	83,375
COOKPAD, Inc. (d)	3,200	103,137
Core Corp.	3,000	24,919
Corona Corp.	8,500	90,167
Cosel Co., Ltd.	9,900	117,227
Cosmo Oil Co., Ltd.	157,000	264,953
Cosmos Initia Co., Ltd. (a) (d)	3,500	16,768
Create Medic Co., Ltd.	1,800	16,758
CREATE SD HOLDINGS Co., Ltd.	5,400	189,492
CROOZ, Inc. (d)	1,400	31,121
Cross Plus, Inc.	1,100	7,995
CTI Engineering Co., Ltd.	3,300	55,986
Cybernet Systems Co., Ltd.	3,900	18,418
Cybozu, Inc.	11,900	41,001
DA Consortium, Inc. (d)	7,600	31,602
Dai Nippon Toryo Co., Ltd.	53,000	76,892
Dai-Dan Co., Ltd.	17,000	96,700
Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,000	56,466
Dai-ichi Seiko Co., Ltd.	4,000	75,881
Daibiru Corp.	15,500	178,099
Daido Kogyo Co., Ltd.	10,000	25,918
Daido Metal Co., Ltd.	9,000	116,723
Daidoh, Ltd. (d)	13,700	68,346
Daiei, Inc. (The) (a) (d)	129,400	148,275
Daifuku Co., Ltd.	26,000	306,008
Daihatsu Diesel Manufacturing Co., Ltd.	7,000	56,378
Daihen Corp.	31,000	120,224
Daiho Corp. (d)	19,000	89,354
Daiichi Jitsugyo Co., Ltd.	20,000	111,800
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (d)	1,000	38,318
Daiichikosho Co., Ltd.	7,600	204,428
Daiken Corp.	35,000	91,634
Daiki Aluminium Industry Co., Ltd.	16,000	46,730
Daiko Clearing Services Corp.	5,300	32,258
Daikoku Denki Co., Ltd.	2,700	47,546
Daikokutenbussan Co., Ltd.	1,900	56,750
Daikyo, Inc.	151,000	282,611
Dainichi Co., Ltd. (d)	4,100	29,316
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	29,000	154,439
Dainippon Screen Manufacturing Co., Ltd.	57,000	290,266
Daio Paper Corp. (d)	26,000	220,552
Daisan Bank, Ltd. (The)	92,000	153,158
Daiseki Co., Ltd.	17,700	329,741
Daiseki Eco. Solution Co., Ltd.	1,000	18,817
Daishi Bank, Ltd. (The)	143,000	499,708
Daishinku Corp.	13,000	46,716
Daiso Co., Ltd. (d)	40,000	130,518
Daisue Construction Co., Ltd. (a)	2,300	20,997
Daisyo Corp. (d)	5,300	64,981
Daito Bank, Ltd. (The)	59,000	73,604
Daito Electron Co., Ltd.	800	3,786
Daito Pharmaceutical Co., Ltd.	3,600	66,804

Japan—(Continued)
Daiwa Industries, Ltd.	11,000	83,043
Daiwabo Holdings Co., Ltd.	88,000	169,689
DC Co., Ltd.	11,500	57,554
DCM Holdings Co., Ltd.	46,300	317,672
Denki Kagaku Kogyo KK	16,000	52,409
Denki Kogyo Co., Ltd.	21,000	120,137
Denyo Co., Ltd.	6,000	81,666
Descente, Ltd.	18,000	155,194
DKK-Toa Corp.	2,200	12,200
DMG Mori Seiki Co., Ltd.	34,300	437,721
DMW Corp.	700	11,258
Doshisha Co., Ltd.	9,600	164,422
Doutor Nichires Holdings Co., Ltd.	9,600	152,175
Dr Ci:Labo Co., Ltd.	4,200	137,493
DTS Corp.	6,400	134,031
Dunlop Sports Co., Ltd.	7,300	84,310
Duskin Co., Ltd. (d)	14,900	243,712
Dwango Co., Ltd. (d)	4,800	99,304
Dydo Drinco, Inc.	2,700	106,632
Dynic Corp.	16,000	25,600
Eagle Industry Co., Ltd.	6,300	128,096
Ebara Jitsugyo Co., Ltd.	4,600	60,504
EDION Corp. (d)	32,200	203,018
Ehime Bank, Ltd. (The) (d)	76,000	169,827
Eidai Co., Ltd.	10,000	43,965
Eighteenth Bank, Ltd. (The)	80,000	221,901
Eiken Chemical Co., Ltd.	6,100	104,154
Eizo Corp. (d)	6,300	145,167
Elecom Co., Ltd.	3,100	69,661
Elematec Corp.	5,000	95,440
EM Systems Co., Ltd.	100	1,650
Emori Group Holdings Co., Ltd.	2,500	45,342
en-japan, Inc.	3,400	65,856
Endo Lighting Corp. (d)	2,600	30,267
Enplas Corp.	2,200	112,420
Enshu, Ltd. (a)	23,000	27,284
EPS Corp.	14,000	181,288
ESPEC Corp.	11,400	108,767
Excel Co., Ltd.	5,000	102,771
Exedy Corp.	11,600	293,977
Ezaki Glico Co., Ltd.	7,500	259,368
F T Communications Co., Ltd.	500	10,418
F-Tech, Inc.	3,600	41,615
F@N Communications, Inc. (d)	7,000	80,113
Faith, Inc.	4,580	42,274
FALCO SD HOLDINGS Co., Ltd.	4,300	47,728
Fancl Corp. (d)	12,000	147,213
FCC Co., Ltd. (d)	11,200	182,198
FDK Corp. (a)	25,000	41,978
Ferrotec Corp.	7,900	46,618
FIDEA Holdings Co., Ltd. (d)	55,410	121,370
Fields Corp.	5,200	76,046
Financial Products Group Co., Ltd.	6,600	61,560
First Juken Co., Ltd.	3,400	43,282
Foster Electric Co., Ltd.	8,800	126,720
FP Corp. (d)	7,200	200,938
France Bed Holdings Co., Ltd.	65,000	112,053

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fudo Tetra Corp.	45,900	$114,936
Fuji Co., Ltd. (d)	7,300	144,748
Fuji Corp., Ltd. (d)	8,600	47,931
Fuji Electronics Co., Ltd.	5,600	70,382
Fuji Kiko Co., Ltd.	13,000	67,801
Fuji Kosan Co., Ltd.	4,600	27,638
Fuji Oil Co. Ltd.	15,500	54,868
Fuji Oil Co., Ltd.	21,800	321,940
Fuji Pharma Co., Ltd.	2,000	37,018
Fuji Seal International, Inc.	6,400	201,219
Fuji Soft, Inc.	5,900	143,420
Fujibo Holdings, Inc. (d)	37,000	108,364
Fujicco Co., Ltd.	9,000	116,642
Fujikura Kasei Co., Ltd.	9,500	47,856
Fujikura Rubber, Ltd.	2,300	17,907
Fujikura, Ltd.	115,000	554,249
Fujimi, Inc.	7,000	98,568
Fujimori Kogyo Co., Ltd.	4,800	144,144
Fujisash Co., Ltd. (a) (d)	24,500	35,363
Fujita Kanko, Inc.	8,000	27,004
Fujitec Co., Ltd. (d)	20,000	218,131
Fujitsu Frontech, Ltd.	4,500	62,252
Fujitsu General, Ltd.	17,000	209,080
Fujiya Co., Ltd. (d)	51,000	91,525
FuKoKu Co., Ltd.	5,100	54,063
Fukuda Corp.	11,000	118,853
Fukui Bank, Ltd. (The)	128,000	307,088
Fukushima Bank, Ltd. (The)	143,000	112,028
Fukushima Industries Corp.	3,400	65,306
Fukuyama Transporting Co., Ltd. (d)	53,000	264,425
Fumakilla, Ltd. (d)	8,000	25,440
Funai Electric Co., Ltd.	7,900	81,025
Funai Soken Holdings, Inc.	7,800	71,930
Furukawa Battery Co., Ltd. (d)	5,000	53,542
Furukawa Co., Ltd. (d)	140,000	290,114
Furukawa Electric Co., Ltd.	191,000	383,437
Furuno Electric Co., Ltd. (d)	9,200	90,648
Furusato Industries, Ltd.	4,600	72,094
Furuya Metal Co., Ltd.	1,700	41,866
Fuso Chemical Co., Ltd.	4,000	42,553
Fuso Pharmaceutical Industries, Ltd.	41,000	121,903
Futaba Corp.	10,200	153,415
Futaba Industrial Co., Ltd.	18,800	109,312
Future Architect, Inc.	9,800	57,695
Fuyo General Lease Co., Ltd. (d)	8,000	312,114
G-Tekt Corp.	7,700	73,427
Gakken Holdings Co., Ltd.	28,000	70,709
GCA Savvian Corp. (d)	4,900	45,205
Gecoss Corp.	6,400	97,843
Genki Sushi Co., Ltd.	2,300	44,449
Geo Holdings Corp. (d)	12,600	108,472
GLOBERIDE, Inc.	35,000	44,236
GLORY, Ltd.	11,500	324,735
GMO internet, Inc.	18,000	156,731
GMO Payment Gateway, Inc. (d)	5,200	117,736
Godo Steel, Ltd.	72,000	105,036
Goldcrest Co., Ltd. (d)	6,030	110,033

Japan—(Continued)
Goldwin, Inc.	18,000	92,562
Gourmet Kineya Co., Ltd. (d)	8,000	63,236
Grandy House Corp.	3,600	10,507
GSI Creos Corp.	28,000	37,308
Gulliver International Co., Ltd. (d)	25,100	213,722
Gun-Ei Chemical Industry Co., Ltd.	24,000	80,319
Gunze, Ltd.	65,000	182,694
Gurunavi, Inc. (d)	8,400	116,052
H-One Co., Ltd.	6,000	41,289
H2O Retailing Corp. (d)	12,915	216,337
Hagihara Industries, Inc.	1,800	26,451
Hakudo Co., Ltd.	500	4,655
Hakuto Co., Ltd.	7,100	71,588
Hakuyosha Co., Ltd.	8,000	17,875
Hamakyorex Co., Ltd.	2,400	83,110
Hanwa Co., Ltd.	63,000	235,747
Happinet Corp. (d)	5,300	84,403
Hard Off Corp. Co., Ltd.	4,900	40,352
Harima Chemicals Group, Inc.	7,100	34,710
Harmonic Drive Systems, Inc.	1,800	26,565
Haruyama Trading Co., Ltd.	5,400	35,623
Hazama Ando Corp.	54,490	348,017
Heiwa Corp.	200	3,959
Heiwa Real Estate Co., Ltd.	12,300	193,121
Heiwado Co., Ltd.	11,200	188,322
HI-LEX Corp.	7,700	228,405
Hibiya Engineering, Ltd. (d)	10,000	144,382
Hiday Hidaka Corp. (d)	4,472	118,919
Higashi Nihon House Co., Ltd. (d)	15,000	72,648
Higashi-Nippon Bank, Ltd. (The)	71,000	180,332
Higo Bank, Ltd. (The)	83,000	456,630
Himaraya Co., Ltd.	3,100	29,071
Hioki EE Corp.	4,000	62,480
Hiramatsu, Inc.	8,300	48,138
Hirano Tecseed Co., Ltd.	500	4,360
HIS Co., Ltd.	7,800	208,073
Hisaka Works, Ltd.	12,000	113,197
Hitachi Koki Co., Ltd.	14,500	126,213
Hitachi Kokusai Electric, Inc.	16,000	224,938
Hitachi Metals Techno, Ltd.	2,000	23,849
Hitachi Zosen Corp.	48,200	284,598
Hochiki Corp. (d)	10,000	85,425
Hodogaya Chemical Co., Ltd.	28,000	49,191
Hogy Medical Co., Ltd.	6,000	318,214
Hokkaido Gas Co., Ltd. (d)	27,000	71,939
Hokkan Holdings, Ltd.	31,000	84,253
Hokko Chemical Industry Co., Ltd.	8,000	28,776
Hokkoku Bank, Ltd. (The)	109,000	370,948
Hokuetsu Bank, Ltd. (The)	96,000	183,895
Hokuetsu Industries Co., Ltd. (d)	4,000	40,940
Hokuetsu Kishu Paper Co., Ltd. (d)	33,000	135,066
Hokuriku Electric Industry Co., Ltd.	28,000	45,219
Hokuriku Electrical Construction Co., Ltd.	9,000	49,439
Hokuriku Gas Co., Ltd.	10,000	25,359
Hokuto Corp.	10,600	191,453
Honeys Co., Ltd. (d)	6,930	73,186
Hoosiers Holdings Co., Ltd. (d)	9,700	44,349

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Horiba, Ltd.	11,400	$413,346
Hosiden Corp. (d)	20,000	108,520
Hosokawa Micron Corp.	11,000	65,248
House Foods Group, Inc. (d)	4,000	69,321
Howa Machinery, Ltd.	5,700	40,914
Hurxley Corp.	800	6,566
Hyakugo Bank, Ltd. (The)	87,000	349,217
Hyakujushi Bank, Ltd. (The)	107,000	341,943
I-Net Corp.	3,200	25,335
IBJ Leasing Co., Ltd.	7,200	167,820
Ichibanya Co., Ltd.	2,400	116,442
Ichikoh Industries, Ltd. (d)	26,000	64,271
ICHINEN HOLDINGS Co., Ltd.	7,400	61,392
Ichiyoshi Securities Co., Ltd.	6,600	79,168
Icom, Inc.	3,800	95,242
Idec Corp.	11,300	94,426
Ihara Chemical Industry Co., Ltd. (d)	18,800	171,186
Iino Kaiun Kaisha, Ltd. (d)	32,200	183,352
IJT Technology Holdings Co., Ltd. (a)	9,000	42,631
Ikegami Tsushinki Co., Ltd.	30,000	34,829
Ikyu Corp.	3,400	46,667
Imagica Robot Holdings, Inc.	4,500	20,042
Imasen Electric Industrial	6,200	130,461
Imperial Hotel, Ltd.	1,300	28,251
Inaba Denki Sangyo Co., Ltd.	7,300	245,687
Inaba Seisakusho Co., Ltd.	2,100	25,481
Inabata & Co., Ltd.	18,300	184,505
Inageya Co., Ltd. (d)	12,200	131,737
Ines Corp. (d)	10,700	90,436
Infocom Corp.	6,200	51,438
Information Services International-Dentsu, Ltd.	6,000	64,846
Innotech Corp.	10,300	51,951
Intage Holdings, Inc.	8,000	100,625
Internet Initiative Japan, Inc.	9,800	196,910
Inui Steamship Co., Ltd.	13,300	42,571
Inui Warehouse Co., Ltd.	700	6,399
Iriso Electronics Co., Ltd. (d)	2,900	230,183
Ise Chemical Corp.	8,000	58,447
Iseki & Co., Ltd.	69,000	169,383
Ishihara Sangyo Kaisha, Ltd. (a)	119,000	97,432
Ishii Iron Works Co., Ltd.	9,000	20,137
Ishizuka Glass Co., Ltd.	5,000	9,056
IT Holdings Corp.	36,700	640,396
Itfor, Inc.	10,300	46,542
Itochu Enex Co., Ltd.	30,000	193,055
Itochu-Shokuhin Co., Ltd. (d)	2,600	85,960
Itoham Foods, Inc.	56,000	269,035
Itoki Corp.	14,100	86,329
IwaiCosmo Holdings, Inc.	7,900	78,855
Iwaki & Co., Ltd.	14,000	32,474
Iwasaki Electric Co., Ltd.	25,000	53,737
Iwatani Corp. (d)	51,000	354,695
Iwatsuka Confectionery Co., Ltd.	500	25,536
Izutsuya Co., Ltd. (a)	47,000	29,580
J-Oil Mills, Inc.	40,000	132,122
Jalux, Inc.	4,000	46,303
Jamco Corp. (d)	4,300	95,375

Japan—(Continued)
Janome Sewing Machine Co., Ltd. (a) (d)	58,000	92,843
Japan Aviation Electronics Industry, Ltd.	18,000	411,203
Japan Communications, Inc. (a) (d)	21,000	115,958
Japan Digital Laboratory Co., Ltd.	8,200	151,698
Japan Drilling Co., Ltd. (d)	1,700	76,087
Japan Foundation Engineering Co., Ltd.	14,100	51,596
Japan Medical Dynamic Marketing, Inc.	3,000	12,536
Japan Oil Transportation Co., Ltd.	1,000	2,117
Japan Pulp & Paper Co., Ltd.	51,000	153,500
Japan Radio Co., Ltd. (a)	16,000	55,633
Japan Steel Works, Ltd. (The) (d)	48,000	192,423
Japan Transcity Corp.	29,000	99,292
Japan Vilene Co., Ltd.	11,000	60,715
Japan Wool Textile Co., Ltd. (The)	27,000	186,693
Jastec Co., Ltd.	5,100	41,626
JBCC Holdings, Inc.	9,100	67,331
JCU Corp.	1,600	72,285
Jeol, Ltd.	26,000	122,300
Jimoto Holdings, Inc.	52,300	107,259
Jin Co., Ltd. (d)	3,300	89,113
JK Holdings Co., Ltd.	5,600	29,216
JMS Co., Ltd. (d)	15,000	40,668
Joban Kosan Co., Ltd. (d)	8,000	11,086
Joshin Denki Co., Ltd.	23,000	205,812
Jowa Holdings Co., Ltd. (d)	2,100	72,229
JP-Holdings, Inc. (d)	14,500	54,664
JSP Corp.	7,600	132,014
Juki Corp. (a)	34,000	119,550
Juroku Bank, Ltd. (The)	131,000	491,319
Justsystems Corp. (a) (d)	13,800	116,642
JVC Kenwood Corp. (a) (d)	53,300	132,848
K&O Energy Group, Inc.	8,000	104,204
K’s Holdings Corp. (d)	4,400	131,223
kabu.com Securities Co., Ltd.	20,600	100,784
Kadokawa Corp. (d)	6,600	158,087
Kaga Electronics Co., Ltd.	7,200	83,084
Kagome Co., Ltd.	1,400	22,153
Kagoshima Bank, Ltd. (The)	60,000	381,534
Kaken Pharmaceutical Co., Ltd.	21,000	474,238
Kakiyasu Honten Co., Ltd. (d)	4,600	68,629
Kameda Seika Co., Ltd.	6,500	194,892
Kamei Corp.	14,400	104,581
Kanaden Corp.	11,000	80,356
Kanagawa Chuo Kotsu Co., Ltd.	20,000	96,412
Kanamoto Co., Ltd.	8,000	295,570
Kandenko Co., Ltd.	34,000	171,307
Kanematsu Corp.	125,000	200,719
Kanematsu Electronics, Ltd. (d)	6,000	79,481
Kanematsu-NNK Corp. (a)	18,000	24,399
Kanemi Co., Ltd.	100	2,861
Kansai Urban Banking Corp.	8,600	98,556
Kanto Denka Kogyo Co., Ltd. (a)	3,000	11,841
Kasai Kogyo Co., Ltd. (d)	7,000	67,228
Kasumi Co., Ltd.	22,300	203,430
Katakura Chikkarin Co., Ltd.	8,000	19,279
Katakura Industries Co., Ltd.	9,200	114,628
Kato Sangyo Co., Ltd.	6,000	125,750

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kato Works Co., Ltd.	16,000	$122,230
KAWADA TECHNOLOGIES, Inc. (d)	1,900	86,790
Kawai Musical Instruments Manufacturing Co., Ltd.	4,400	83,426
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	21,852
Kawasumi Laboratories, Inc.	8,500	61,766
Keihanshin Building Co., Ltd.	14,500	78,835
Keihin Co. Ltd/Minato-Ku Tokyo Japan	31,000	48,816
Keihin Corp.	14,600	193,037
Keiyo Bank, Ltd. (The)	113,000	576,449
Keiyo Co., Ltd. (d)	17,200	78,118
Kenko Mayonnaise Co., Ltd.	5,900	61,931
KEY Coffee, Inc.	7,600	113,989
KFC Holdings Japan, Ltd.	4,000	78,567
Kimoto Co., Ltd. (d)	14,900	43,104
King Jim Co., Ltd.	5,800	41,383
Kinki Sharyo Co., Ltd. (a)	12,000	37,660
Kintetsu World Express, Inc.	4,600	175,424
Kinugawa Rubber Industrial Co., Ltd.	20,000	85,082
Kissei Pharmaceutical Co., Ltd.	8,100	203,274
Kita-Nippon Bank, Ltd. (The)	4,900	118,622
Kitagawa Iron Works Co., Ltd.	31,000	52,777
Kitamura Co., Ltd.	3,700	23,257
Kitano Construction Corp.	22,000	75,024
Kito Corp. (d)	8,200	102,876
Kitz Corp.	33,600	167,845
Kiyo Bank, Ltd. (The)	35,300	503,744
KNT-CT Holdings Co., Ltd. (a)	33,000	53,128
Koa Corp.	12,900	136,195
Koatsu Gas Kogyo Co., Ltd.	13,000	70,044
Kobelco Eco-Solutions Co., Ltd. (d)	8,000	53,319
Koei Tecmo Holdings Co., Ltd.	10,000	161,939
Kohnan Shoji Co., Ltd. (d)	13,000	144,531
Kohsoku Corp.	5,400	46,345
Koike Sanso Kogyo Co., Ltd.	7,000	17,163
Kojima Co., Ltd. (d)	12,000	33,632
Kokusai Co., Ltd.	3,400	58,949
Kokuyo Co., Ltd.	26,900	216,971
KOMAIHALTEC, Inc.	24,000	65,221
Komatsu Seiren Co., Ltd. (d)	19,000	98,856
Komatsu Wall Industry Co., Ltd. (d)	2,700	66,175
Komeri Co., Ltd.	10,500	238,884
Komori Corp.	20,000	243,065
Konaka Co., Ltd.	7,300	43,963
Kondotec, Inc.	9,400	62,989
Konishi Co., Ltd.	6,000	107,202
Kosaido Co., Ltd.	3,700	15,228
Koshidaka Holdings Co., Ltd. (d)	2,200	41,120
Kotobuki Spirits Co., Ltd.	2,600	52,216
Kourakuen Corp.	800	10,203
Krosaki Harima Corp.	24,000	54,215
KRS Corp.	3,700	46,943
KU Holdings Co., Ltd.	8,000	44,145
Kumagai Gumi Co., Ltd. (a)	40,000	147,540
Kumiai Chemical Industry Co., Ltd.	18,000	110,327
Kura Corp.	3,500	97,719
Kurabo Industries, Ltd.	93,000	157,379
Kureha Corp.	42,000	206,972

Japan—(Continued)
Kurimoto, Ltd.	35,000	76,012
Kuroda Electric Co., Ltd. (d)	11,600	170,333
Kusuri No. Aoki Co., Ltd.	2,600	111,472
KYB Co., Ltd.	64,000	287,927
Kyodo Printing Co., Ltd.	51,000	182,734
Kyodo Shiryo Co., Ltd.	41,000	37,503
Kyoei Steel, Ltd. (d)	4,700	87,349
Kyoei Tanker Co., Ltd.	9,000	17,597
Kyokuto Boeki Kaisha, Ltd.	9,000	21,925
Kyokuto Kaihatsu Kogyo Co., Ltd.	10,300	149,226
Kyokuto Securities Co., Ltd.	6,600	108,123
Kyokuyo Co., Ltd.	35,000	82,999
KYORIN Holdings, Inc.	14,800	300,886
Kyoritsu Maintenance Co., Ltd. (d)	3,300	133,922
Kyoritsu Printing Co., Ltd.	6,800	18,386
Kyosan Electric Manufacturing Co., Ltd.	31,000	99,381
Kyoto Kimono Yuzen Co., Ltd.	7,300	66,593
Kyowa Electronics Instruments Co., Ltd.	8,000	36,604
Kyowa Exeo Corp.	26,700	347,211
Kyowa Leather Cloth Co., Ltd.	3,300	23,594
Kyudenko Corp.	10,000	118,260
LAC Co., Ltd.	5,900	56,028
Land Business Co., Ltd. (d)	7,100	26,977
Lasertec Corp.	3,200	39,054
LEC, Inc.	4,400	45,228
Leopalace21 Corp. (a)	68,200	374,878
Life Corp.	15,500	245,408
Lintec Corp.	16,400	345,976
Lion Corp.	65,000	349,091
Livesense, Inc. (a) (d)	3,500	28,059
Look, Inc.	11,000	25,290
Macnica, Inc.	4,300	137,294
Maeda Corp.	40,000	319,952
Maeda Kosen Co., Ltd. (d)	3,700	45,934
Maeda Road Construction Co., Ltd.	21,000	326,262
Maezawa Kasei Industries Co., Ltd.	6,800	72,870
Maezawa Kyuso Industries Co., Ltd.	5,600	68,183
Makino Milling Machine Co., Ltd. (d)	34,000	251,757
Mamiya-Op Co., Ltd.	19,000	42,121
Mandom Corp.	5,900	203,483
Mani, Inc.	2,500	150,084
Mars Engineering Corp.	3,600	63,574
Marubun Corp.	8,200	53,768
Marudai Food Co., Ltd.	60,000	224,359
Maruei Department Store Co., Ltd. (a)	8,000	11,095
Maruetsu, Inc. (The)	24,000	114,268
Marufuji Sheet Piling Co., Ltd.	13,000	47,577
Maruha Nichiro Corp.	21,200	315,989
Maruka Machinery Co., Ltd.	2,900	38,263
Marukyu Co., Ltd.	1,300	12,062
Marusan Securities Co., Ltd. (d)	24,700	177,844
Maruwa Co., Ltd. (d)	3,200	100,315
Maruyama Manufacturing Co., Inc.	15,000	35,050
Maruzen CHI Holdings Co., Ltd. (a)	18,800	63,306
Maruzen Showa Unyu Co., Ltd.	35,000	110,476
Marvelous, Inc. (d)	8,600	100,027
Matsuda Sangyo Co., Ltd.	7,000	81,990

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Matsui Construction Co., Ltd.	9,000	$43,599
Matsumotokiyoshi Holdings Co., Ltd.	12,500	369,201
Matsuya Foods Co., Ltd. (d)	3,100	60,131
Max Co., Ltd.	22,000	252,913
Maxvalu Nishinihon Co., Ltd.	2,400	31,366
Maxvalu Tokai Co., Ltd. (d)	5,000	68,527
MEC Co., Ltd.	5,800	63,768
Medical System Network Co., Ltd. (d)	7,900	25,366
Megachips Corp.	5,600	74,755
Megmilk Snow Brand Co., Ltd. (d)	14,400	188,753
Meidensha Corp.	49,000	193,600
Meiji Shipping Co., Ltd.	8,500	31,066
Meiko Electronics Co., Ltd.	7,500	30,482
Meiko Network Japan Co., Ltd. (d)	7,200	79,125
Meisei Industrial Co., Ltd.	17,000	106,094
Meitec Corp.	8,600	255,806
Meito Sangyo Co., Ltd.	4,500	49,275
Meito Transportation Co., Ltd.	2,800	17,262
Meiwa Corp.	10,900	44,334
Meiwa Estate Co., Ltd.	5,200	24,426
Melco Holdings, Inc. (d)	3,900	74,583
Message Co., Ltd.	4,400	150,726
Michinoku Bank, Ltd. (The)	69,000	134,048
Micronics Japan Co., Ltd. (d)	4,300	243,789
Mie Bank, Ltd. (The)	54,000	125,608
Mikuni Corp.	3,000	12,083
Milbon Co., Ltd.	5,960	197,881
Mimasu Semiconductor Industry Co., Ltd.	8,200	73,536
Minato Bank, Ltd. (The)	56,000	110,647
Ministop Co., Ltd. (d)	9,100	126,862
Miraial Co., Ltd. (d)	2,900	47,833
Mirait Holdings Corp.	21,400	246,496
Miroku Jyoho Service Co., Ltd.	7,000	38,065
Misawa Homes Co., Ltd.	8,800	89,445
Mitani Corp.	9,100	222,089
Mitani Sekisan Co., Ltd.	4,100	74,831
Mito Securities Co., Ltd.	24,000	87,438
Mitsuba Corp.	16,500	288,409
Mitsubishi Kakoki Kaisha, Ltd. (a) (d)	20,000	83,248
Mitsubishi Nichiyu Forklift Co., Ltd.	8,000	61,251
Mitsubishi Paper Mills, Ltd. (a)	144,000	116,706
Mitsubishi Pencil Co., Ltd.	8,700	280,161
Mitsubishi Research Institute, Inc.	3,300	82,465
Mitsubishi Shokuhin Co., Ltd.	4,800	109,298
Mitsubishi Steel Manufacturing Co., Ltd. (d)	58,000	128,017
Mitsuboshi Belting Co., Ltd.	31,000	203,222
Mitsui Engineering & Shipbuilding Co., Ltd.	189,000	427,137
Mitsui High-Tec, Inc.	8,400	54,486
Mitsui Home Co., Ltd.	17,000	76,098
Mitsui Knowledge Industry Co., Ltd. (d)	33,800	78,671
Mitsui Matsushima Co., Ltd. (d)	66,000	83,088
Mitsui Mining & Smelting Co., Ltd.	192,000	511,952
Mitsui Sugar Co., Ltd.	30,000	100,385
Mitsui-Soko Co., Ltd.	17,000	62,977
Mitsumi Electric Co., Ltd. (d)	33,000	238,579
Mitsumura Printing Co., Ltd.	5,000	11,893
Mitsuuroko Holdings Co., Ltd.	15,300	76,240

Japan—(Continued)
Miura Co., Ltd. (d)	23,700	278,099
Miyaji Engineering Group, Inc. (d)	27,000	55,460
Miyazaki Bank, Ltd. (The)	86,000	263,945
Miyoshi Oil & Fat Co., Ltd.	40,000	50,243
Mizuno Corp.	34,000	180,193
Mochida Pharmaceutical Co., Ltd.	3,300	222,737
Monex Group, Inc.	49,600	129,467
Money Partners Group Co., Ltd.	11,900	42,370
Monogatari Corp. (The) (d)	900	28,046
MonotaRO Co., Ltd. (d)	3,000	74,945
MORESCO Corp.	700	11,840
Morinaga & Co., Ltd.	83,000	179,601
Morinaga Milk Industry Co., Ltd.	64,000	206,282
Morita Holdings Corp.	20,000	208,686
Morozoff, Ltd.	13,000	42,505
Mory Industries, Inc.	18,000	72,285
MOS Food Services, Inc. (d)	1,400	27,917
Moshi Moshi Hotline, Inc.	12,200	115,751
Mr Max Corp.	10,500	31,106
MTI, Ltd.	4,200	41,084
Murakami Corp.	3,000	41,471
Musashi Seimitsu Industry Co., Ltd.	6,700	132,945
Musashino Bank, Ltd. (The)	12,100	401,947
Mutoh Holdings Co., Ltd.	7,000	32,838
NAC Co., Ltd.	3,600	42,319
Nachi-Fujikoshi Corp.	47,000	344,019
Nafco Co., Ltd.	1,400	22,241
Nagaileben Co., Ltd.	5,600	108,590
Nagano Bank, Ltd. (The)	49,000	85,025
Nagano Keiki Co., Ltd.	4,200	26,661
Nagatanien Co., Ltd.	14,000	137,564
Nagawa Co., Ltd. (d)	3,400	75,974
Nakabayashi Co., Ltd.	24,000	45,454
Nakamuraya Co., Ltd.	26,000	102,044
Nakanishi, Inc.	1,000	36,855
Nakano Corp.	4,000	14,184
Nakayama Steel Works, Ltd. (a)	63,000	48,636
Nakayamafuku Co., Ltd.	2,000	14,567
Namura Shipbuilding Co., Ltd. (d)	12,300	132,588
Nanto Bank, Ltd. (The)	92,000	371,889
Natori Co., Ltd.	2,600	26,957
NDS Co., Ltd.	27,000	76,085
NEC Capital Solutions, Ltd.	5,500	108,664
NEC Networks & System Integration Corp.	8,000	180,875
NET One Systems Co., Ltd. (d)	30,300	174,941
Neturen Co., Ltd.	8,500	63,207
New Japan Chemical Co., Ltd. (a) (d)	9,900	21,321
New Japan Radio Co., Ltd. (a)	6,000	24,594
Next Co., Ltd. (d)	7,200	48,817
Nexyz Corp.	1,300	7,923
Nice Holdings, Inc. (d)	40,000	79,364
Nichi-iko Pharmaceutical Co., Ltd.	13,200	213,683
Nichia Steel Works, Ltd.	13,000	39,732
Nichias Corp. (d)	29,000	191,180
Nichiban Co., Ltd.	14,000	49,545
Nichicon Corp.	21,700	156,036
Nichiden Corp.	4,000	84,503

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nichiha Corp.	7,500	$74,786
Nichii Gakkan Co.	15,200	120,273
Nichimo Co., Ltd.	16,000	27,306
Nichirei Corp.	73,000	306,423
Nichireki Co., Ltd.	9,000	75,464
Nidec Copal Electronics Corp.	11,200	104,567
Nifco, Inc.	15,300	471,220
NIFTY Corp.	4,500	60,155
Nihon Chouzai Co., Ltd.	80	2,189
Nihon Dempa Kogyo Co., Ltd.	7,600	61,612
Nihon Eslead Corp. (d)	2,700	24,549
Nihon Kagaku Sangyo Co., Ltd.	3,000	20,378
Nihon M&A Center, Inc.	9,500	276,151
Nihon Nohyaku Co., Ltd.	14,000	137,366
Nihon Parkerizing Co., Ltd.	15,800	360,903
Nihon Plast Co., Ltd.	2,500	17,834
Nihon Shokuhin Kako Co., Ltd.	3,000	9,764
Nihon Tokushu Toryo Co., Ltd.	2,200	13,987
Nihon Trim Co., Ltd.	1,500	41,041
Nihon Unisys, Ltd.	13,300	120,383
Nihon Yamamura Glass Co., Ltd.	54,000	86,016
Nikkato Corp.	300	1,118
Nikkiso Co., Ltd.	17,000	187,538
Nikko Co., Ltd.	17,000	72,412
Nippon Air Conditioning Service Co., Ltd.	6,000	45,306
Nippon Beet Sugar Manufacturing Co., Ltd.	61,000	107,169
Nippon Carbide Industries Co., Inc. (d)	23,000	51,406
Nippon Carbon Co., Ltd.	48,000	83,214
Nippon Ceramic Co., Ltd. (d)	5,200	77,642
Nippon Chemi-Con Corp. (a)	56,000	170,795
Nippon Chemical Industrial Co., Ltd. (a)	43,000	61,994
Nippon Chemiphar Co., Ltd.	14,000	74,332
Nippon Chutetsukan KK	2,000	4,617
Nippon Coke & Engineering Co., Ltd.	71,000	73,843
Nippon Concrete Industries Co., Ltd. (d)	14,000	83,712
Nippon Conveyor Co., Ltd. (d)	24,000	58,636
Nippon Denko Co., Ltd.	48,765	121,267
Nippon Densetsu Kogyo Co., Ltd.	12,000	192,393
Nippon Felt Co., Ltd.	8,600	37,735
Nippon Filcon Co., Ltd.	5,200	22,771
Nippon Fine Chemical Co., Ltd.	5,800	42,226
Nippon Flour Mills Co., Ltd.	40,000	193,855
Nippon Formula Feed Manufacturing Co., Ltd.	29,000	30,144
Nippon Gas Co., Ltd.	14,200	336,444
Nippon Hume Corp.	7,000	58,707
Nippon Jogesuido Sekkei Co., Ltd. (d)	3,300	43,579
Nippon Kanzai Co., Ltd.	3,300	87,312
Nippon Kasei Chemical Co., Ltd.	18,000	23,755
Nippon Kinzoku Co., Ltd. (a)	29,000	42,699
Nippon Kodoshi Corp.	700	8,370
Nippon Koei Co., Ltd.	31,000	126,372
Nippon Konpo Unyu Soko Co., Ltd.	22,600	379,056
Nippon Koshuha Steel Co., Ltd. (a)	47,000	47,698
Nippon Light Metal Holdings Co., Ltd.	165,300	238,308
Nippon Parking Development Co., Ltd.	52,100	58,699
Nippon Pillar Packing Co., Ltd.	11,300	95,060
Nippon Piston Ring Co., Ltd.	32,000	74,554

Japan—(Continued)
Nippon Rietec Co., Ltd.	7,000	52,009
Nippon Road Co., Ltd. (The)	22,000	122,621
Nippon Seiki Co., Ltd.	15,000	340,779
Nippon Seiro Co., Ltd.	2,000	4,724
Nippon Seisen Co., Ltd. (d)	10,000	63,644
Nippon Sharyo, Ltd. (d)	22,000	79,073
Nippon Sheet Glass Co., Ltd. (a) (d)	284,000	310,427
Nippon Shinyaku Co., Ltd.	13,000	393,590
Nippon Signal Co., Ltd.	20,700	212,354
Nippon Soda Co., Ltd.	43,000	219,758
Nippon Steel & Sumikin Bussan Corp.	42,960	165,834
Nippon Steel & Sumikin Texeng	13,000	69,822
Nippon Suisan Kaisha, Ltd. (a)	82,900	218,626
Nippon Synthetic Chemical Industry Co., Ltd. (The)	14,000	100,694
Nippon Thompson Co., Ltd.	27,000	139,669
Nippon Valqua Industries, Ltd.	47,000	134,762
Nippon Yakin Kogyo Co., Ltd. (a) (d)	37,800	95,508
Nipro Corp. (d)	38,800	322,410
Nishi-Nippon Railroad Co., Ltd.	26,000	98,192
Nishikawa Rubber Co., Ltd.	1,200	20,854
Nishimatsu Construction Co., Ltd.	91,000	408,688
Nishimatsuya Chain Co., Ltd. (d)	16,100	125,785
Nishio Rent All Co., Ltd.	4,400	169,563
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	30,244
Nissei ASB Machine Co., Ltd.	2,100	41,721
Nissei Build Kogyo Co., Ltd.	12,000	29,918
Nissei Corp.	3,700	32,503
Nissei Plastic Industrial Co., Ltd.	7,100	59,393
Nissha Printing Co., Ltd. (d)	4,700	69,299
Nisshin Fudosan Co.	18,400	78,221
Nisshin Oillio Group, Ltd. (The) (d)	48,000	161,327
Nisshin Steel Holdings Co., Ltd. (d)	25,696	234,592
Nisshinbo Holdings, Inc.	47,000	395,116
Nissin Corp.	27,000	70,748
Nissin Electric Co., Ltd.	18,000	107,078
Nissin Kogyo Co., Ltd.	16,400	269,774
Nissui Pharmaceutical Co., Ltd.	6,000	69,985
Nitta Corp.	6,800	164,830
Nitta Gelatin, Inc.	1,400	11,376
Nittan Valve Co., Ltd.	6,300	19,596
Nittetsu Mining Co., Ltd.	25,000	102,177
Nitto Boseki Co., Ltd.	49,000	188,782
Nitto FC Co., Ltd.	4,500	27,298
Nitto Fuji Flour Milling Co., Ltd.	4,000	11,481
Nitto Kogyo Corp.	7,600	152,729
Nitto Kohki Co., Ltd.	4,700	91,051
Nitto Seiko Co., Ltd.	15,000	52,838
Nittoc Construction Co., Ltd.	13,550	67,225
Nittoku Engineering Co., Ltd.	7,100	82,908
Noevir Holdings Co., Ltd.	4,800	90,814
NOF Corp.	43,000	268,298
Nohmi Bosai, Ltd.	7,000	109,557
Nomura Co., Ltd.	21,000	195,149
Noritake Co., Ltd.	71,000	172,947
Noritsu Koki Co., Ltd.	4,000	23,520
Noritz Corp.	8,600	152,025
North Pacific Bank, Ltd.	117,800	464,358

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
NS Solutions Corp.	5,100	$151,654
NS United Kaiun Kaisha, Ltd.	41,000	101,091
NSD Co., Ltd.	9,700	152,500
Nuflare Technology, Inc.	800	39,932
Obara Group, Inc.	5,600	205,411
Obayashi Road Corp.	10,000	61,751
Odelic Co., Ltd.	1,000	26,091
Oenon Holdings, Inc.	21,000	47,013
Ogaki Kyoritsu Bank, Ltd. (The)	154,000	417,249
Ohara, Inc.	4,700	26,193
Ohashi Technica, Inc.	4,600	53,341
Ohsho Food Service Corp.	3,600	139,215
Oiles Corp.	9,600	184,795
Oita Bank, Ltd. (The)	82,000	308,968
Oizumi Corp.	2,900	30,448
Okabe Co., Ltd.	19,000	207,784
Okamoto Industries, Inc.	40,000	151,782
Okamoto Machine Tool Works, Ltd. (a)	14,000	19,600
Okamura Corp.	20,000	151,499
Okaya Electric Industries Co., Ltd.	8,900	31,664
Oki Electric Industry Co., Ltd.	227,000	530,557
Okinawa Cellular Telephone Co.	5,300	142,500
Okinawa Electric Power Co., Inc. (The)	6,500	201,307
OKK Corp.	41,000	60,729
OKUMA Corp. (d)	48,000	382,013
Okumura Corp.	63,000	367,911
Okura Industrial Co., Ltd.	30,000	107,003
Okuwa Co., Ltd.	11,000	98,980
Olympic Corp.	7,800	74,898
ONO Sokki Co., Ltd.	5,500	47,368
Onoken Co., Ltd.	7,400	83,304
Onward Holdings Co., Ltd.	44,000	274,671
OPT, Inc.	4,700	32,893
Optex Co., Ltd.	5,200	93,998
Organo Corp.	18,000	82,420
Origin Electric Co., Ltd.	19,000	71,334
Osaka Organic Chemical Industry, Ltd.	8,500	37,446
Osaka Steel Co., Ltd.	7,500	145,204
OSAKA Titanium Technologies Co., Ltd. (d)	5,200	117,606
Osaki Electric Co., Ltd. (d)	11,000	64,225
OSG Corp.	21,100	365,746
Otsuka Kagu, Ltd.	5,500	56,074
OUG Holdings, Inc.	7,000	14,629
Outsourcing, Inc.	2,400	37,009
Oyo Corp.	7,400	125,997
Pacific Industrial Co., Ltd.	17,200	130,065
Pacific Metals Co., Ltd. (a) (d)	49,000	170,528
Pack Corp. (The)	7,000	146,238
Pal Co., Ltd.	5,300	144,034
Paltac Corp.	11,650	142,308
PanaHome Corp.	37,000	257,239
Panasonic Industrial Devices SUNX Co., Ltd.	11,200	57,223
Panasonic Information Systems	1,700	46,751
Paramount Bed Holdings Co., Ltd.	6,000	172,172
Parco Co., Ltd.	11,200	90,805
Paris Miki Holdings, Inc.	17,000	75,990
Pasco Corp.	11,000	42,335

Japan—(Continued)
Pasona Group, Inc.	3,700	20,235
Penta-Ocean Construction Co., Ltd. (d)	87,800	296,215
Pilot Corp.	4,900	279,547
Piolax, Inc.	4,200	196,574
Pioneer Corp. (a)	82,400	226,461
Plenus Co., Ltd.	6,200	142,289
Press Kogyo Co., Ltd.	33,000	136,123
Pressance Corp.	2,600	72,495
Prestige International, Inc.	6,700	56,710
Prima Meat Packers, Ltd.	48,000	119,650
Pronexus, Inc.	12,300	86,583
Proto Corp.	6,400	93,209
Qol Co., Ltd.	4,700	27,969
Raito Kogyo Co., Ltd.	15,800	146,626
Rasa Industries, Ltd. (a)	26,000	34,510
Relo Holdings, Inc.	3,000	207,463
Renaissance, Inc.	5,100	44,270
Rengo Co., Ltd. (d)	72,000	323,754
Renown, Inc. (a)	29,200	31,631
Resort Solution Co., Ltd.	4,000	8,208
Resorttrust, Inc.	28,400	634,573
Rheon Automatic Machinery Co., Ltd. (d)	5,000	22,623
Rhythm Watch Co., Ltd.	30,000	45,594
Riberesute Corp.	4,300	26,743
Ricoh Leasing Co., Ltd.	5,400	150,801
Right On Co., Ltd. (d)	5,900	38,420
Riken Corp.	35,000	148,216
Riken Keiki Co., Ltd.	7,100	71,439
Riken Technos Corp.	15,000	69,165
Riken Vitamin Co., Ltd.	4,800	117,282
Ringer Hut Co., Ltd. (d)	1,800	27,622
Rion Co., Ltd.	2,200	28,504
Riso Kagaku Corp.	6,879	223,101
Riso Kyoiku Co., Ltd. (a) (d)	11,590	24,064
Rock Field Co., Ltd.	4,400	77,888
Rohto Pharmaceutical Co., Ltd.	7,200	96,821
Rokko Butter Co., Ltd. (d)	5,500	55,547
Roland DG Corp.	3,000	123,481
Round One Corp.	23,500	141,147
Royal Holdings Co., Ltd.	9,500	153,387
Ryobi, Ltd.	44,000	128,209
Ryoden Trading Co., Ltd.	18,000	134,841
Ryosan Co., Ltd.	14,000	301,443
Ryoyo Electro Corp.	8,600	88,304
S Foods, Inc.	5,800	97,765
S&B Foods, Inc.	600	22,269
Saibu Gas Co., Ltd.	148,000	352,363
Saizeriya Co., Ltd. (d)	16,200	217,045
Sakai Chemical Industry Co., Ltd.	51,000	164,748
Sakai Heavy Industries, Ltd.	12,000	32,871
Sakai Moving Service Co., Ltd.	1,300	45,263
Sakai Ovex Co., Ltd.	16,000	24,668
Sakata INX Corp.	15,300	152,298
Sakata Seed Corp.	11,800	150,344
Sala Corp.	12,900	73,960
San Holdings, Inc.	2,700	38,902
San-A Co., Ltd.	8,800	293,406

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
San-Ai Oil Co., Ltd.	19,000	$131,907
San-In Godo Bank, Ltd. (The)	57,000	402,442
Sanden Corp.	53,000	314,408
Sanei Architecture Planning Co., Ltd.	4,300	34,357
Sangetsu Co., Ltd.	10,600	267,200
Sanix, Inc. (a) (d)	6,500	42,286
Sanken Electric Co., Ltd. (d)	33,000	277,970
Sanki Engineering Co., Ltd. (d)	25,000	185,845
Sanko Marketing Foods Co., Ltd.	3,100	25,985
Sanko Metal Industrial Co., Ltd.	10,000	25,010
Sankyo Seiko Co., Ltd.	22,100	81,929
Sankyo Tateyama, Inc.	8,200	159,283
Sankyu, Inc.	85,000	452,702
Sanoh Industrial Co., Ltd.	10,100	69,101
Sanshin Electronics Co., Ltd.	13,900	103,330
Sanwa Holdings Corp.	64,000	456,193
Sanyo Chemical Industries, Ltd.	17,000	104,678
Sanyo Denki Co., Ltd.	16,000	133,938
Sanyo Electric Railway Co., Ltd.	13,000	55,368
Sanyo Housing Nagoya Co., Ltd. (d)	3,000	34,090
Sanyo Industries, Ltd.	13,000	26,193
Sanyo Shokai, Ltd.	73,000	160,143
Sanyo Special Steel Co., Ltd.	36,000	132,559
Sapporo Holdings, Ltd.	101,000	387,786
Sasebo Heavy Industries Co., Ltd. (a) (d)	52,000	71,673
Sata Construction Co., Ltd.	13,000	17,146
Sato Holdings Corp.	5,700	160,266
Sato Shoji Corp.	6,500	42,982
Satori Electric Co., Ltd.	7,100	47,211
Sawada Holdings Co., Ltd. (d)	10,300	69,255
Saxa Holdings, Inc.	24,000	36,901
SBS Holdings, Inc.	6,900	68,896
Scroll Corp.	15,700	41,956
SEC Carbon, Ltd.	7,000	19,434
Secom Joshinetsu Co., Ltd.	900	23,350
Seibu Electric Industry Co., Ltd.	12,000	54,652
Seika Corp.	28,000	68,287
Seikagaku Corp. (d)	10,900	164,319
Seikitokyu Kogyo Co., Ltd.	7,600	41,950
Seiko Holdings Corp.	44,000	192,771
Seiren Co., Ltd.	21,300	190,119
Sekisui Jushi Corp.	14,700	197,851
Sekisui Plastics Co., Ltd.	24,000	66,635
Senko Co., Ltd. (d)	31,000	134,452
Senshu Electric Co., Ltd.	3,200	56,570
Senshu Ikeda Holdings, Inc.	67,900	349,275
Senshukai Co., Ltd. (d)	13,800	110,642
Septeni Holdings Co., Ltd. (a)	5,500	63,923
Seria Co., Ltd.	4,700	179,194
Shibaura Electronics Co., Ltd.	2,800	66,294
Shibaura Mechatronics Corp. (d)	18,000	55,361
Shibusawa Warehouse Co., Ltd. (The)	25,000	77,413
Shibuya Kogyo Co., Ltd.	8,900	238,403
Shidax Corp. (d)	9,600	44,035
Shiga Bank, Ltd. (The)	78,000	429,878
Shikibo, Ltd.	56,000	63,245
Shikoku Bank, Ltd. (The)	93,000	200,442

Japan—(Continued)
Shikoku Chemicals Corp.	18,000	122,617
Shima Seiki Manufacturing, Ltd. (d)	10,700	175,498
Shimachu Co., Ltd.	20,500	473,802
SHIMANE BANK, Ltd. (The)	2,500	30,497
Shimizu Bank, Ltd. (The)	5,400	146,602
Shimojima Co., Ltd.	6,300	57,459
Shin Nippon Air Technologies Co., Ltd.	7,300	58,613
Shin-Etsu Polymer Co., Ltd.	22,600	119,044
Shin-Keisei Electric Railway Co., Ltd.	23,000	80,252
Shinagawa Refractories Co., Ltd.	27,000	71,765
Shindengen Electric Manufacturing Co., Ltd.	28,000	191,460
Shinkawa, Ltd. (a)	5,300	26,146
Shinko Electric Industries Co., Ltd.	22,800	165,621
Shinko Plantech Co., Ltd. (d)	16,100	123,660
Shinko Shoji Co., Ltd.	7,700	75,640
Shinko Wire Co., Ltd.	12,000	19,841
Shinmaywa Industries, Ltd.	27,000	245,724
Shinnihon Corp.	14,000	52,188
Shinsho Corp.	14,000	34,655
Shinwa Co., Ltd.	3,900	46,529
Ship Healthcare Holdings, Inc.	9,500	304,302
Shiroki Corp.	31,000	65,049
Shizuki Electric Co., Inc.	8,000	34,748
Shizuoka Gas Co., Ltd.	21,300	141,554
Shobunsha Publications, Inc.	6,700	43,138
Shoei Foods Corp.	4,300	36,519
Shofu, Inc.	3,900	46,144
Shoko Co., Ltd. (d)	39,000	58,099
Showa Aircraft Industry Co., Ltd. (d)	2,000	20,070
Showa Corp.	14,300	156,752
Showa Sangyo Co., Ltd.	34,000	124,347
Siix Corp. (d)	5,100	88,475
Sinanen Co., Ltd.	18,000	72,735
Sinfonia Technology Co., Ltd.	42,000	61,449
Sinko Industries, Ltd.	4,700	43,383
Sintokogio, Ltd.	19,300	135,065
SKY Perfect JSAT Holdings, Inc.	34,800	204,146
SMK Corp. (d)	23,000	111,910
SMS Co., Ltd.	3,000	77,075
SNT Corp.	7,800	42,010
Soda Nikka Co., Ltd.	7,000	29,382
Sodick Co., Ltd.	16,800	184,437
Soft99 Corp. (d)	5,100	31,538
Softbank Technology Corp.	1,600	20,459
Software Service, Inc.	1,500	59,101
Sogo Medical Co., Ltd.	1,200	58,375
Soshin Electric Co., Ltd.	1,500	5,370
Sotoh Co., Ltd.	4,300	38,351
Space Co., Ltd.	5,800	67,918
Sparx Group Co., Ltd.	29,100	57,701
SPK Corp.	2,500	44,199
Square Enix Holdings Co., Ltd. (d)	3,200	67,736
SRA Holdings	3,700	55,558
Srg Takamiya Co., Ltd. (d)	2,600	35,466
ST Corp.	6,900	62,819
St. Marc Holdings Co., Ltd.	2,300	116,231
Star Micronics Co., Ltd.	12,600	185,473

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Starbucks Coffee Japan, Ltd. (d)	5,400	$72,008
Starts Corp., Inc. (d)	4,500	66,634
Starzen Co., Ltd.	28,000	87,295
Stella Chemifa Corp.	5,600	81,282
Step Co., Ltd.	4,100	31,180
Studio Alice Co., Ltd.	2,900	37,227
Subaru Enterprise Co., Ltd.	1,000	3,932
Sugimoto & Co., Ltd.	3,800	38,008
Suminoe Textile Co., Ltd.	23,000	71,989
Sumitomo Bakelite Co., Ltd.	63,000	246,540
Sumitomo Densetsu Co., Ltd.	7,700	102,278
Sumitomo Mitsui Construction Co., Ltd. (a)	216,400	259,081
Sumitomo Osaka Cement Co., Ltd.	131,000	430,332
Sumitomo Precision Products Co., Ltd. (d)	12,000	47,297
Sumitomo Real Estate Sales Co., Ltd.	4,460	102,562
Sumitomo Seika Chemicals Co., Ltd.	15,000	85,952
Sumitomo Warehouse Co., Ltd. (The)	45,000	237,765
Sun Frontier Fudousan Co., Ltd. (d)	7,600	86,607
Sun-Wa Technos Corp.	3,900	41,657
Suncall Corp.	11,000	70,534
SWCC Showa Holdings Co., Ltd. (a) (d)	116,000	114,851
Systena Corp.	10,800	82,343
T Hasegawa Co., Ltd.	8,700	132,546
T RAD Co., Ltd.	36,000	90,358
T&K Toka Co., Ltd. (d)	5,000	110,380
T-Gaia Corp.	6,600	63,212
Tabuchi Electric Co., Ltd.	6,000	64,063
Tachi-S Co., Ltd. (d)	10,700	154,739
Tachibana Eletech Co., Ltd.	3,800	51,622
Tadano, Ltd.	28,000	513,835
Taihei Dengyo Kaisha, Ltd.	12,000	95,560
Taiheiyo Kouhatsu, Inc.	21,000	18,566
Taiho Kogyo Co., Ltd.	6,500	74,116
Taikisha, Ltd.	8,500	190,217
Taiko Bank, Ltd. (The)	41,000	86,760
Taiko Pharmaceutical Co., Ltd.	2,300	39,451
Taisei Lamick Co., Ltd. (d)	2,700	66,336
Taiyo Holdings Co., Ltd.	5,300	168,735
Taiyo Yuden Co., Ltd. (d)	34,200	383,473
Takachiho Koheki Co., Ltd.	400	3,839
Takagi Securities Co., Ltd. (d)	18,000	41,911
Takamatsu Construction Group Co., Ltd.	6,400	119,923
Takano Co., Ltd.	6,000	33,702
Takaoka Toko Holdings Co., Ltd. (d)	5,365	75,544
Takara Leben Co., Ltd. (d)	18,900	70,376
Takara Printing Co., Ltd.	3,100	23,698
Takara Standard Co., Ltd.	43,000	367,459
Takasago International Corp.	38,000	179,407
Takasago Thermal Engineering Co., Ltd.	20,900	270,822
Takashima & Co., Ltd.	25,000	56,341
Takata Corp.	1,300	29,518
Take And Give Needs Co., Ltd.	4,010	42,994
Takeei Corp. (d)	5,400	54,470
Takeuchi Manufacturing Co., Ltd.	3,300	157,065
Takihyo Co., Ltd.	13,000	49,649
Takiron Co., Ltd.	21,000	105,774
Takisawa Machine Tool Co., Ltd.	35,000	75,213

Japan—(Continued)
Takuma Co., Ltd.	26,000	165,116
Tama Home Co., Ltd. (d)	4,800	30,295
Tamron Co., Ltd.	4,400	84,585
Tamura Corp.	26,000	108,445
Tanseisha Co., Ltd. (d)	9,100	72,989
Tatsuta Electric Wire and Cable Co., Ltd. (d)	11,700	62,094
Tayca Corp.	17,000	72,918
TBK Co., Ltd.	8,000	49,405
Teac Corp. (a) (d)	40,000	22,629
TECHNO ASSOCIE Co., Ltd.	300	2,809
Techno Medica Co., Ltd.	2,400	48,418
Techno Ryowa, Ltd.	4,800	23,075
Teikoku Electric Manufacturing Co., Ltd.	3,400	41,036
Teikoku Sen-I Co., Ltd.	6,900	145,945
Teikoku Tsushin Kogyo Co., Ltd.	24,000	41,460
Tekken Corp. (d)	10,000	46,307
Ten Allied Co., Ltd. (a)	2,600	8,270
Tenma Corp.	6,200	90,265
Teraoka Seisakusho Co., Ltd.	200	675
Tigers Polymer Corp.	2,200	13,949
TKC Corp.	7,600	150,137
Toa Corp. / Hyogo	7,700	80,800
Toa Corp. / Tokyo (d)	66,000	122,869
Toa Oil Co., Ltd. (d)	18,000	27,017
TOA ROAD Corp.	18,000	69,628
Toabo Corp.	34,000	24,148
Toagosei Co., Ltd.	71,000	292,772
Tobishima Corp. (a)	50,600	113,811
Tobu Store Co., Ltd.	11,000	28,196
TOC Co., Ltd.	18,000	116,494
Tocalo Co., Ltd.	4,800	99,915
Tochigi Bank, Ltd. (The)	50,000	196,117
Toda Corp.	71,000	355,942
Toda Kogyo Corp. (a)	11,000	41,319
Toei Animation Co., Ltd. (d)	2,500	65,026
Toei Co., Ltd.	25,000	129,751
Toenec Corp.	20,000	109,094
Toho Bank, Ltd. (The)	77,000	287,278
Toho Co., Ltd.	20,000	74,247
Toho Holdings Co., Ltd.	18,700	357,762
Toho Titanium Co., Ltd. (a) (d)	3,000	20,617
Toho Zinc Co., Ltd.	48,000	182,953
Tohoku Bank, Ltd. (The)	56,000	79,166
Tohokushinsha Film Corp.	4,800	36,783
Tohto Suisan Co., Ltd.	14,000	25,170
Tokai Carbon Co., Ltd.	63,000	174,767
Tokai Corp.	4,300	132,187
TOKAI Holdings Corp.	34,500	148,839
Tokai Lease Co., Ltd.	16,000	29,755
Tokai Rika Co., Ltd.	8,800	186,366
Tokai Rubber Industries, Ltd.	12,200	107,729
Token Corp.	2,260	103,397
Toko, Inc.	11,000	32,747
Tokushu Tokai Paper Co., Ltd.	36,000	84,888
Tokuyama Corp. (d)	106,000	349,265
Tokyo Derica Co., Ltd.	5,850	90,217
Tokyo Dome Corp.	52,000	219,284

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokyo Electron Device, Ltd. (d)	2,400	$33,489
Tokyo Energy & Systems, Inc.	8,000	54,137
Tokyo Keiki, Inc.	21,000	53,642
Tokyo Ohka Kogyo Co., Ltd.	13,100	346,971
Tokyo Rakutenchi Co., Ltd.	17,000	77,156
Tokyo Rope Manufacturing Co., Ltd. (a)	46,000	73,131
Tokyo Sangyo Co., Ltd.	12,000	45,263
Tokyo Seimitsu Co., Ltd. (d)	11,400	191,739
Tokyo Steel Manufacturing Co., Ltd. (d)	33,300	175,058
Tokyo Tekko Co., Ltd. (d)	17,000	86,726
Tokyo Theatres Co., Inc. (d)	42,000	55,454
Tokyo Tomin Bank, Ltd. (The) (d)	12,500	150,331
Tokyu Recreation Co., Ltd.	6,000	36,013
Toli Corp.	30,000	65,417
Tomato Bank, Ltd.	62,000	101,620
Tomen Devices Corp.	1,500	24,892
Tomen Electronics Corp.	6,500	97,327
Tomoe Corp.	12,500	52,518
Tomoe Engineering Co., Ltd.	2,100	37,016
Tomoegawa Co., Ltd.	12,000	20,977
Tomoku Co., Ltd.	37,000	102,320
TOMONY Holdings, Inc.	72,500	304,954
Tomy Co., Ltd. (d)	24,400	135,603
Tonami Holdings Co., Ltd.	32,000	71,807
Toppan Forms Co., Ltd.	17,100	176,951
Topre Corp.	15,300	217,608
Topy Industries, Ltd.	91,000	179,413
Toridoll.corp (d)	5,600	66,416
Torigoe Co., Ltd. (The)	9,200	60,888
Torii Pharmaceutical Co., Ltd.	3,600	99,615
Torishima Pump Manufacturing Co., Ltd. (d)	6,300	52,358
Tosei Corp. (d)	13,200	83,746
Toshiba Machine Co., Ltd.	35,000	159,237
Toshiba Plant Systems & Services Corp.	12,600	212,292
Toshiba TEC Corp.	13,000	84,211
Tosho Co., Ltd.	1,600	34,818
Tosho Printing Co., Ltd. (d)	14,000	63,460
Totetsu Kogyo Co., Ltd. (d)	11,700	276,192
Tottori Bank, Ltd. (The)	37,000	77,126
Toukei Computer Co., Ltd.	2,200	31,839
Towa Bank, Ltd. (The)	114,000	102,858
Towa Pharmaceutical Co., Ltd. (d)	2,800	122,992
Toyo Construction Co., Ltd.	25,499	116,237
Toyo Corp.	9,600	99,201
Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	16,000	67,853
Toyo Engineering Corp.	34,000	145,284
Toyo Ink SC Holdings Co., Ltd.	65,000	303,026
Toyo Kanetsu KK	48,000	116,500
Toyo Kohan Co., Ltd.	16,000	86,506
Toyo Machinery & Metal Co., Ltd.	3,000	13,899
Toyo Securities Co., Ltd.	23,000	63,640
Toyo Sugar Refining Co., Ltd.	9,000	8,452
Toyo Tanso Co., Ltd. (d)	3,300	68,472
Toyo Wharf & Warehouse Co., Ltd. (d)	16,000	32,424
Toyobo Co., Ltd.	257,000	373,490
TPR Co., Ltd.	8,200	198,050

Japan—(Continued)
Trancom Co., Ltd.	2,300	103,328
Transcosmos, Inc.	6,700	131,052
Trusco Nakayama Corp.	7,200	186,349
TS Tech Co., Ltd.	2,800	68,200
TSI Holdings Co., Ltd.	28,205	197,933
Tsubakimoto Chain Co.	42,000	347,267
Tsubakimoto Kogyo Co., Ltd.	8,000	22,296
Tsudakoma Corp. (a)	16,000	22,775
Tsugami Corp. (d)	20,000	111,496
Tsukada Global Holdings, Inc. (d)	7,200	60,180
Tsukamoto Corp. Co., Ltd.	21,000	25,663
Tsukishima Kikai Co., Ltd. (d)	8,000	89,160
Tsukuba Bank, Ltd. (The)	34,500	116,453
Tsukui Corp.	7,700	76,566
Tsumura & Co. (d)	1,900	42,314
Tsurumi Manufacturing Co., Ltd.	10,000	160,974
Tsutsumi Jewelry Co., Ltd.	3,800	92,544
TTK Co., Ltd. (d)	4,000	17,412
TV Tokyo Holdings Corp.	3,700	73,383
TYK Corp.	6,000	11,879
Tyo, Inc.	9,600	15,064
U-Shin, Ltd. (d)	11,400	72,000
UACJ Corp.	71,850	273,451
Ube Industries, Ltd.	52,000	83,026
Uchida Yoko Co., Ltd.	32,000	110,302
Ueki Corp.	11,000	28,891
UKC Holdings Corp.	4,300	70,202
Ulvac, Inc. (a) (d)	20,600	258,260
Uniden Corp.	25,000	56,576
Union Tool Co.	3,400	93,507
Unipres Corp.	12,600	246,958
United Arrows, Ltd.	6,100	225,717
Unitika, Ltd. (a) (d)	126,000	58,603
Universal Entertainment Corp. (d)	7,500	123,117
UNY Group Holdings Co., Ltd. (d)	71,600	380,745
Usen Corp. (a) (d)	32,600	93,271
Ushio, Inc.	26,200	276,911
UT Holdings Co., Ltd. (d)	9,100	47,776
Utoc Corp.	5,100	22,981
Valor Co., Ltd.	12,300	199,071
Village Vanguard Co., Ltd. (d)	3,400	46,049
Vital KSK Holdings, Inc. (d)	18,400	160,897
VT Holdings Co., Ltd.	25,700	92,067
Wacoal Holdings Corp.	26,000	252,767
Wacom Co., Ltd. (d)	41,400	178,389
Wakachiku Construction Co., Ltd. (d)	46,000	87,415
Wakamoto Pharmaceutical Co., Ltd.	9,000	22,741
Wakita & Co., Ltd.	14,100	149,505
Warabeya Nichiyo Co., Ltd.	5,000	89,665
Watabe Wedding Corp. (a)	4,400	23,351
WATAMI Co., Ltd. (d)	7,600	90,539
Weathernews, Inc.	1,400	39,673
Welcia Holdings Co., Ltd.	5,400	161,038
Wellnet Corp.	2,700	42,875
West Holdings Corp. (d)	7,200	78,016
Wood One Co., Ltd.	19,000	50,842
Wowow, Inc.	900	36,696

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Xebio Co., Ltd.	8,700	$131,992
Y. A. C. Co., Ltd.	4,900	28,898
Yachiyo Bank, Ltd. (The)	5,100	161,591
Yachiyo Industry Co., Ltd.	5,600	36,266
Yahagi Construction Co., Ltd.	12,000	88,923
Yaizu Suisankagaku Industry Co., Ltd.	4,400	39,788
YAMABIKO Corp.	2,500	101,293
Yamagata Bank, Ltd. (The) (d)	48,000	224,726
Yamaichi Electronics Co., Ltd. (d)	8,200	68,232
Yamanashi Chuo Bank, Ltd. (The)	79,000	346,631
Yamatane Corp.	34,000	55,838
Yamato Corp.	9,000	30,636
Yamato International, Inc. (d)	6,700	26,275
Yamaya Corp. (d)	1,150	17,487
Yamazawa Co., Ltd.	1,000	14,891
Yamazen Corp.	19,500	152,843
Yaoko Co., Ltd.	2,600	154,621
Yashima Denki Co., Ltd. (d)	7,500	38,148
Yasuda Logistics Corp.	7,400	70,282
Yellow Hat, Ltd.	9,100	200,085
Yodogawa Steel Works, Ltd.	38,000	155,672
Yokogawa Bridge Holdings Corp.	9,400	131,665
Yokohama Reito Co., Ltd.	17,200	127,392
Yokowo Co., Ltd.	7,900	44,186
Yomeishu Seizo Co., Ltd.	6,000	50,333
Yomiuri Land Co., Ltd. (d)	13,000	56,717
Yondenko Corp.	8,000	30,401
Yondoshi Holding, Inc.	6,000	120,401
Yonekyu Corp. (d)	800	8,941
Yonex Co., Ltd. (d)	5,900	54,493
Yorozu Corp. (d)	6,000	102,711
Yoshinoya Holdings Co., Ltd.	1,200	14,387
Yuasa Funashoku Co., Ltd.	8,000	19,488
Yuasa Trading Co., Ltd.	6,700	130,165
Yuken Kogyo Co., Ltd.	22,000	51,276
Yuki Gosei Kogyo Co., Ltd.	6,000	14,262
Yumeshin Holdings Co., Ltd. (d)	2,800	21,561
Yurtec Corp.	26,000	127,172
Yusen Logistics Co., Ltd.	7,100	74,872
Yushiro Chemical Industry Co., Ltd.	6,100	81,450
Zappallas, Inc.	4,900	26,412
Zenrin Co., Ltd. (d)	10,200	120,908
Zensho Holdings Co., Ltd. (d)	28,900	256,275
ZERIA Pharmaceutical Co., Ltd. (d)	8,800	180,968
Zojirushi Corp.	10,000	60,039
Zuiko Corp. (d)	1,000	50,788
Zuken, Inc. (d)	7,200	72,624

		153,788,743

Netherlands—2.3%
Aalberts Industries NV	53,139	1,374,544
Accell Group	10,698	176,408
AMG Advanced Metallurgical Group NV (a)	12,258	106,003
Amsterdam Commodities NV	8,120	183,079
APERAM (a) (d)	33,328	1,036,191
Arcadis NV (d)	32,441	1,071,056
ASM International NV	15,591	565,679

Netherlands—(Continued)
Ballast Nedam NV (a)	2,716	11,888
BE Semiconductor Industries NV	23,461	413,992
Beter Bed Holding NV	7,490	158,215
BinckBank NV	39,299	391,146
Brunel International NV	12,600	287,267
Corbion NV (d)	19,955	292,677
Delta Lloyd NV	93,740	2,250,480
Exact Holding NV (d)	7,888	278,236
Fugro NV	4,189	126,683
Grontmij (a) (d)	37,446	188,953
Heijmans NV (d)	14,562	229,738
Hunter Douglas NV	2,423	102,578
KAS Bank NV	5,649	70,329
Kendrion NV	3,947	110,026
Koninklijke BAM Groep NV (d)	107,080	315,135
Koninklijke Ten Cate NV	14,185	347,422
Koninklijke Wessanen NV	54,622	330,833
Macintosh Retail Group NV (a)	7,046	59,593
Nederland Apparatenfabriek	2,625	97,793
Nutreco NV	25,410	923,593
Ordina NV (a) (d)	57,689	139,548
PostNL NV (a)	126,664	544,375
Royal Imtech NV (a) (d)	38,313	18,731
SBM Offshore NV (a) (d)	46,648	672,739
Sligro Food Group NV	11,098	428,172
SNS REAAL NV (a) (b) (c) (d)	105,329	0
Telegraaf Media Groep NV	13,542	106,209
TKH Group NV	17,476	560,524
TNT Express NV	140,156	881,825
TomTom NV (a)	34,636	274,646
USG People NV	43,376	509,802
Van Lanschot NV	45	1,016

		15,637,124

New Zealand—1.2%
a2 Milk Co., Ltd. (a) (d)	134,580	60,899
Abano Healthcare Group, Ltd.	880	4,804
Air New Zealand, Ltd.	170,907	259,101
Bathurst Resources New Zealand, Ltd. (a)	206,414	7,954
Briscoe Group, Ltd.	13,123	29,090
Cavalier Corp., Ltd.	7,259	6,257
Chorus, Ltd. (a) (d)	106,254	149,966
Diligent Board Member Services, Inc. (a) (d)	19,249	69,728
Ebos Group, Ltd.	41,788	301,696
Fisher & Paykel Healthcare Corp., Ltd.	260,892	1,057,269
Freightways, Ltd.	81,878	326,026
Hallenstein Glasson Holdings, Ltd.	19,012	47,681
Heartland New Zealand, Ltd.	72,313	55,860
Infratil, Ltd.	301,704	666,835
Kathmandu Holdings, Ltd.	23,984	59,116
Mainfreight, Ltd.	40,292	469,233
Methven, Ltd.	19,898	17,246
Metlifecare, Ltd.	3,831	13,763
Michael Hill International, Ltd.	82,929	80,989
Millennium & Copthorne Hotels New Zealand, Ltd.	7,968	7,900
New Zealand Oil & Gas, Ltd.	164,080	97,189
New Zealand Refining Co., Ltd. (The) (a)	27,432	35,528

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Nuplex Industries, Ltd.	105,582	$252,762
NZX, Ltd.	114,554	112,523
Opus International Consultants, Ltd.	4,000	4,963
Pacific Edge, Ltd. (a)	17,353	12,628
PGG Wrightson, Ltd.	58,545	18,952
Pike River Coal Co., Ltd. (a) (b) (c)	82,575	0
Port of Tauranga, Ltd.	30,898	383,291
Pumpkin Patch, Ltd. (a)	31,660	10,333
Restaurant Brands New Zealand, Ltd.	55,682	146,170
Rubicon, Ltd. (a)	9,922	2,826
Ryman Healthcare, Ltd.	152,639	930,160
Sanford, Ltd.	314	1,145
Skellerup Holdings, Ltd.	29,759	36,233
Sky City Entertainment Group, Ltd.	274,685	782,395
Sky Network Television, Ltd.	107,194	526,035
Tower, Ltd.	59,836	93,389
Trade Me Group, Ltd.	22,086	60,411
TrustPower, Ltd.	13,980	79,756
Vector, Ltd.	151,308	316,755
Warehouse Group, Ltd. (The)	43,961	105,031
Xero, Ltd. (a)	18,201	307,285

		8,007,173

Norway—1.1%
ABG Sundal Collier Holding ASA	130,019	108,207
American Shipping ASA	12,027	88,254
Archer, Ltd. (a)	82,799	115,873
Atea ASA	22,644	254,557
Austevoll Seafood ASA	22,283	147,894
Bionor Pharma ASA (a)	16,875	6,605
Biotec Pharmacon ASA (a) (d)	10,494	28,250
Bonheur ASA	4,316	68,688
BW Offshore, Ltd.	108,665	136,077
Cermaq ASA	32,403	487,413
Deep Sea Supply plc	23,189	31,635
Det Norske Oljeselskap ASA (a) (d)	21,430	189,530
DOF ASA (a) (d)	21,760	77,888
Ekornes ASA	11,636	138,151
Electromagnetic GeoServices (a) (d)	59,116	35,766
Eltek ASA	122,435	176,162
Farstad Shipping ASA	6,040	79,667
Frontline, Ltd. (a) (d)	36,608	46,577
Ganger Rolf ASA	7,335	118,043
Golden Ocean Group, Ltd. (d)	173,259	206,369
Grieg Seafood ASA (a)	11,731	52,111
Hexagon Composites ASA	24,991	115,854
Hoegh LNG Holdings, Ltd. (a) (d)	12,362	189,204
Hurtigruten ASA (a)	79,346	46,033
Kongsberg Automotive ASA (a)	236,674	246,133
Kvaerner ASA	92,750	153,042
Leroy Seafood Group ASA	7,679	295,405
Nordic Semiconductor ASA (a) (d)	76,341	450,345
Norske Skogindustrier ASA (a)	101,549	62,233
Northern Offshore, Ltd.	32,781	54,787
Norwegian Air Shuttle A/S (a) (d)	4,766	165,942
Norwegian Energy Co. ASA (a)	11,167	14,446

Norway—(Continued)
Odfjell SE - A Shares (a)	1,949	8,074
Opera Software ASA	19,193	268,972
Panoro Energy ASA (a)	64,409	29,621
PhotoCure ASA (a)	5,477	17,128
ProSafe SE (d)	51,314	299,862
Q-Free ASA (a)	24,256	48,090
REC Silicon ASA (a) (d)	630,934	253,507
REC Solar ASA (a) (d)	10,877	137,160
Salmar ASA	8,438	148,663
Sevan Marine ASA	16,466	63,026
Siem Offshore, Inc.	73,429	70,333
Solstad Offshore ASA	5,178	72,485
SpareBank 1 SMN	40,946	377,098
Stolt-Nielsen, Ltd.	5,516	106,920
Tomra Systems ASA	59,552	454,058
TTS Group ASA (a)	18,359	12,556
Veidekke ASA	57,200	575,643
Wilh Wilhelmsen ASA (d)	21,003	164,241
Wilh Wilhelmsen Holding ASA	4,777	130,117

		7,624,695

Philippines—0.0%
Del Monte Pacific, Ltd.	52,000	20,767

Portugal—0.7%
Altri SGPS S.A.	49,174	142,659
Banco BPI S.A. (a) (d)	181,563	381,032
Banco Comercial Portugues S.A. - Class R (a) (d)	16,002,349	2,063,521
Banco Espirito Santo S.A. (a) (b)	89,078	0
Mota-Engil SGPS S.A.	40,942	261,906
NOS SGPS	101,535	610,825
Novabase SGPS S.A.	7,827	23,943
Portucel Empresa Produtora de Pasta e Papel S.A.	106,918	423,866
REN - Redes Energeticas Nacionais SGPS S.A.	43,396	146,012
Semapa-Sociedade de Investimento e Gestao	37,733	460,737
Sonae Industria SGPS S.A. (a)	24,230	11,804
Sonae SGPS S.A.	188,577	272,655
Teixeira Duarte S.A. (d)	59,382	64,181

		4,863,141

Singapore—1.4%
Abterra, Ltd. (a)	51,720	23,717
Amtek Engineering, Ltd.	21,000	10,343
ASL Marine Holdings, Ltd.	105,000	49,891
Ausgroup, Ltd. (a) (d)	143,000	44,294
Baker Technology, Ltd.	166,000	35,084
Banyan Tree Holdings, Ltd. (d)	155,000	77,164
Biosensors International Group, Ltd. (a) (d)	473,000	266,961
Bonvests Holdings, Ltd.	18,000	19,532
Boustead Singapore, Ltd.	81,000	112,069
Breadtalk Group, Ltd.	37,000	39,241
Broadway Industrial Group, Ltd. (a) (d)	156,399	23,694
Bukit Sembawang Estates, Ltd.	72,000	311,473
Bund Center Investment, Ltd.	552,000	88,213

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Centurion Corp., Ltd.	38,000	$15,587
CH Offshore, Ltd.	157,000	58,433
China Aviation Oil Singapore Corp., Ltd.	153,600	94,506
China Merchants Holdings Pacific, Ltd.	53,000	39,441
Chip Eng Seng Corp., Ltd.	117,000	82,236
Chuan Hup Holdings, Ltd.	125,000	29,894
Cityspring Infrastructure Trust	186,000	72,095
Cosco Corp. Singapore, Ltd. (d)	477,000	252,482
Creative Technology, Ltd.	22,600	38,500
CSC Holdings, Ltd.	284,000	13,694
CSE Global, Ltd.	197,000	103,380
Cw Group Holdings, Ltd.	106,000	32,679
CWT, Ltd.	57,000	74,747
Datapulse Technology, Ltd.	106,000	11,550
Delong Holdings, Ltd. (a)	91,000	15,693
DMX Technologies Group, Ltd.	186,000	24,491
Dyna-Mac Holdings, Ltd.	98,000	31,053
Elec & Eltek International Co., Ltd.	23,000	33,345
Eu Yan Sang International, Ltd.	90,000	55,628
Ezra Holdings, Ltd. (d)	250,799	192,714
Far East Orchard, Ltd.	74,044	105,260
First Sponsor Group, Ltd. (a)	8,627	8,412
FJ Benjamin Holdings, Ltd.	106,000	15,040
Food Empire Holdings, Ltd.	54,000	15,620
Fragrance Group, Ltd. (d)	915,000	160,634
Gallant Venture, Ltd. (a) (d)	126,000	25,172
Geo Energy Resources, Ltd. (a) (d)	155,000	29,179
GK Goh Holdings, Ltd.	12,000	8,272
Global Premium Hotels, Ltd. (d)	73,200	20,056
GMG Global, Ltd.	2,022,000	104,249
GuocoLand, Ltd.	28,000	44,991
GuocoLeisure, Ltd.	188,000	142,284
Hanwell Holdings, Ltd. (a)	19,000	4,397
Healthway Medical Corp., Ltd. (a)	701,750	27,509
Hi-P International, Ltd.	125,000	69,574
Hiap Hoe, Ltd.	58,000	37,399
Hiap Seng Engineering, Ltd.	61,500	8,956
HLH Group, Ltd. (a)	1,066,000	9,980
Ho Bee Land, Ltd. (d)	87,000	136,858
Hong Fok Corp., Ltd.	133,400	101,076
Hong Leong Asia, Ltd.	41,000	47,799
Hotel Grand Central, Ltd.	1,000	1,050
Hour Glass, Ltd. (The)	43,000	65,039
HTL International Holdings, Ltd.	69,000	15,956
HupSteel, Ltd.	111,000	17,842
Hwa Hong Corp., Ltd.	138,000	36,775
Hyflux, Ltd. (d)	144,500	119,506
Indofood Agri Resources, Ltd.	152,000	98,917
Interra Resources, Ltd. (a)	103,000	21,401
IPC Corp., Ltd.	296,000	35,216
Jiutian Chemical Group, Ltd. (a)	649,000	27,998
K1 Ventures, Ltd.	404,000	59,548
Keppel Infrastructure Trust	160,000	130,564
Keppel Telecommunications & Transportation, Ltd.	44,000	58,426
Koh Brothers Group, Ltd.	97,000	23,186
Li Heng Chemical Fibre Technologies, Ltd. (a)	309,000	21,315

Singapore—(Continued)
Lian Beng Group, Ltd.	66,000	35,189
Low Keng Huat Singapore, Ltd.	153,000	78,571
Lum Chang Holdings, Ltd.	115,000	34,688
M1, Ltd. (d)	44,000	122,647
Marco Polo Marine, Ltd.	51,000	14,194
Mercator Lines Singapore, Ltd. (a)	70,000	4,016
Mermaid Maritime plc	136,000	39,311
Metro Holdings, Ltd.	141,600	99,901
Mewah International, Inc. (d)	110,000	32,791
Midas Holdings, Ltd. (d)	452,000	116,781
Nam Cheong, Ltd.	224,000	76,411
NSL, Ltd.	15,000	18,991
Oceanus Group, Ltd. (a)	401,000	4,688
OSIM International, Ltd.	85,000	175,135
Otto Marine, Ltd. (d)	522,000	27,758
Overseas Union Enterprise, Ltd.	174,000	290,549
Pan-United Corp., Ltd.	43,000	32,363
Penguin International, Ltd.	69,000	12,663
Petra Foods, Ltd.	66,000	209,092
Popular Holdings, Ltd.	192,000	36,885
QAF, Ltd.	130,040	98,620
Raffles Education Corp., Ltd. (a)	470,374	119,487
Raffles Medical Group, Ltd.	50,077	151,128
Rickmers Maritime	110,000	25,956
Riverstone Holdings, Ltd.	20,000	14,738
Roxy-Pacific Holdings, Ltd.	85,750	38,745
S I2I, Ltd. (a)	1,741,000	8,269
SBS Transit, Ltd.	40,500	53,948
See Hup Seng, Ltd.	47,000	10,867
Sheng Siong Group, Ltd.	191,000	99,402
Sim Lian Group, Ltd.	121,500	83,739
Sinarmas Land, Ltd. (d)	735,000	388,462
Sing Holdings, Ltd.	82,000	22,125
Singapore Post, Ltd. (d)	21,544	30,281
Singapore Reinsurance Corp., Ltd.	1,000	223
Sino Grandness Food Industry Group, Ltd. (a) (d)	84,000	43,798
SMRT Corp., Ltd. (d)	175,000	212,489
Stamford Land Corp., Ltd.	278,000	123,834
Sunningdale Tech, Ltd.	303,000	47,443
SunVic Chemical Holdings, Ltd. (a) (d)	51,000	22,992
Super Group, Ltd. (d)	143,000	142,936
Swiber Holdings, Ltd. (d)	157,000	55,892
Swissco Holdings, Ltd.	40,000	31,995
Technovator International, Ltd. (a)	32,000	15,589
Thakral Corp., Ltd.	197,000	4,014
Tuan Sing Holdings, Ltd.	72,000	25,338
UMS Holdings, Ltd.	29,000	12,958
United Engineers, Ltd.	138,000	305,522
United Envirotech, Ltd. (d)	121,000	128,365
United Fiber System, Ltd. (a)	426,950	3,319
United Overseas Insurance, Ltd.	4,000	14,423
UOB-Kay Hian Holdings, Ltd.	143,987	178,891
UPP Holdings, Ltd.	46,000	9,692
Vard Holdings, Ltd. (a) (d)	203,000	134,788
Venture Corp., Ltd.	71,000	423,053
Vibrant Group, Ltd.	73,071	5,953
Vicom, Ltd.	2,000	9,430

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Wee Hur Holdings, Ltd.	31,000	$9,185
Wheelock Properties Singapore, Ltd.	58,000	81,850
Wing Tai Holdings, Ltd. (d)	159,621	220,723
Yeo Hiap Seng, Ltd.	19,712	29,937
YHI International, Ltd.	78,000	14,720
Yongnam Holdings, Ltd.	645,000	100,124

		9,247,147

Spain—2.0%
Abengoa S.A.	20,975	116,086
Abengoa S.A. - B Shares (d)	135,030	705,614
Acciona S.A. (a)	4,247	315,818
Acerinox S.A. (d)	64,877	992,182
Adveo Group International S.A.	5,993	108,543
Almirall S.A. (a)	17,526	256,567
Atresmedia Corp. de Medios de Comunicaion S.A. (d)	13,229	201,216
Azkoyen S.A. (a)	1,608	3,935
Baron de Ley (a)	1,139	104,374
Bolsas y Mercados Espanoles S.A. (d)	23,133	878,968
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cementos Portland Valderrivas S.A. (a) (d)	1,935	11,210
Cie Automotive S.A.	8,688	120,363
Construcciones y Auxiliar de Ferrocarriles S.A.	458	152,830
Deoleo S.A. (a)	191,757	94,431
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,678	35,791
Duro Felguera S.A.	22,982	109,208
Ebro Foods S.A. (d)	20,236	382,890
Elecnor S.A.	11,262	135,696
Ence Energia y Celulosa S.A (d)	45,999	102,814
Ercros S.A. (a)	60,314	37,861
Faes Farma S.A.	154,898	395,870
Fluidra S.A.	9,730	35,652
Fomento de Construcciones y Contratas S.A. (a) (d)	11,490	219,081
Gamesa Corp. Tecnologica S.A. (a)	46,649	510,889
Grupo Catalana Occidente S.A.	21,149	618,665
Grupo Ezentis S.A. (a)	39,717	44,119
Iberpapel Gestion S.A.	185	2,794
Indra Sistemas S.A. (d)	36,407	507,250
Inmobiliaria Colonial S.A. (a)	143,682	101,398
Jazztel plc (a)	120,507	1,937,707
Laboratorios Farmaceuticos Rovi S.A.	6,104	65,697
Mediaset Espana Comunicacion S.A. (a)	46,514	576,404
Melia Hotels International S.A. (d)	12,911	133,161
Miquel y Costas & Miquel S.A.	4,480	139,668
Natra S.A. (a)	7,533	14,018
NH Hoteles Group S.A. (a)	46,739	228,373
Obrascon Huarte Lain S.A. (d)	11,925	396,756
Papeles y Cartones de Europa S.A.	19,058	109,406
Pescanova S.A. (a) (b) (c)	7,446	0
Prim S.A.	3,013	24,741
Promotora de Informaciones S.A. (a)	209,868	62,997
Prosegur Cia de Seguridad S.A.	40,634	252,102
Realia Business S.A. (a) (d)	74,911	109,973
Sacyr Vallehermoso S.A. (a)	87,671	466,101
Solaria Energia y Medio Ambiente S.A. (a) (d)	19,439	24,836

Spain—(Continued)
Tecnicas Reunidas S.A.	10,017	529,550
Telecomunicaciones y Energia (a)	13,592	23,599
Tubacex S.A.	28,250	139,969
Tubos Reunidos S.A.	21,752	68,814
Urbas Grupo Financiero S.A. (a)	887,506	25,644
Vidrala S.A. (d)	7,574	329,933
Viscofan S.A.	13,448	735,994
Vocento S.A. (a)	5,362	13,754
Zeltia S.A. (a)	72,263	258,706

		13,970,018

Sweden—3.5%
AAK AB	11,380	593,548
Acando AB	32,705	52,686
AddNode Group AB	1,849	10,633
AddTech AB - B Shares	30,232	411,314
AF AB - B Shares	24,002	365,739
Arise AB (a)	4,852	11,402
Atrium Ljungberg AB - B Shares	3,824	54,840
Avanza Bank Holding AB	5,669	190,798
Axfood AB (d)	5,038	260,368
Axis Communications AB (d)	10,326	280,902
B&B Tools AB - B Shares	12,796	251,286
BE Group AB (a)	15,694	19,078
Beijer Alma AB	9,404	221,568
Beijer Electronics AB	5,229	38,034
Beijer Ref AB - B Shares	6,405	127,882
Betsson AB (a)	9,155	324,767
Bilia AB - A Shares	10,743	288,344
Billerud AB	89,835	1,269,677
BioGaia AB - B Shares	4,042	90,476
Biotage AB	15,339	24,204
Bjoern Borg AB (a)	9,936	33,180
Bure Equity AB	17,448	74,573
Byggmax Group AB	18,326	119,175
Castellum A.B.	39,360	596,636
Clas Ohlson AB - B Shares (d)	19,724	333,176
Cloetta AB - B Shares (a)	31,212	92,947
Concentric AB	30,796	363,701
Concordia Maritime AB - B Shares (a)	4,217	7,322
Dios Fastigheter AB (d)	25,743	189,342
Duni AB	12,862	160,809
East Capital Explorer AB (a)	7,088	45,559
Eniro AB (a) (d)	55,843	80,651
Fabege AB	45,507	577,968
Fagerhult AB	6,390	128,997
Fastighets AB Balder - B Shares (a)	36,044	456,046
Gunnebo AB	12,816	65,522
Haldex AB	33,062	383,677
Hexpol AB (d)	5,656	450,257
HIQ International AB (a) (d)	32,278	165,939
HMS Networks AB	709	15,019
Holmen AB - B Shares	12,851	389,718
Hufvudstaden AB - A Shares	15,492	192,410
Industrial & Financial Systems	10,165	309,775
Indutrade AB	5,726	217,793
Intrum Justitia AB	21,993	618,300

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
JM AB (d)	23,748	$756,553
Kambi Group plc (a)	12,301	92,334
KappAhl AB (a)	29,980	157,038
Karolinska Development AB (a) (d)	7,514	13,425
Klovern AB	22,837	110,101
Know It AB	9,489	72,135
Kungsleden AB (d)	39,834	236,375
Lagercrantz AB - B Shares	9,342	159,859
Lindab International AB (a)	18,765	160,225
Loomis AB - Class B	39,066	1,113,781
Medivir AB - B Shares (a) (d)	9,132	157,585
Mekonomen AB (d)	6,645	143,961
Micronic AB	46,878	113,757
Modern Times Group AB - B Shares	9,830	309,699
MQ Holding AB	9,112	39,680
NCC AB - A Shares	3,116	102,786
NCC AB - B Shares (d)	21,019	694,650
Nederman Holding AB	932	20,466
Net Entertainment NE AB - B Shares (a)	16,258	433,666
Net Insight AB (a)	143,837	60,352
New Wave Group AB - B Shares	15,773	71,688
Nibe Industrier AB - B Shares (d)	40,031	1,005,227
Nobia AB (d)	51,796	449,998
Nolato AB - B Shares	12,091	273,494
Nordnet AB - B Shares	33,249	126,433
OEM International AB - B Shares	498	6,032
PA Resources AB (a)	3,844	1,544
Peab AB	50,023	344,460
Pricer AB - B Shares (a) (d)	32,212	24,989
Proact IT Group AB	4,203	44,193
Proffice AB - B Shares	23,058	71,888
Ratos AB - B Shares (d)	15,038	108,561
Rezidor Hotel Group AB (a)	37,700	176,131
Saab AB - Class B	27,146	665,755
Sagax AB	14,540	72,155
SAS AB (a) (d)	41,924	74,042
Sectra AB - B Shares (a)	2,976	1,856
Sectra AB - B Shares (a)	2,976	38,532
Semcon AB	5,540	39,716
SkiStar AB	7,836	86,823
SSAB AB - A Shares (a)	45,510	388,022
SSAB AB - A Shares (a) (d)	27,650	239,093
SSAB AB - B Shares (a)	24,047	178,864
SSAB AB - B Shares (a) (d)	70,586	526,764
Sweco AB - B Shares	18,222	258,154
Swedish Orphan Biovitrum AB (a)	56,264	599,630
Systemair AB	4,286	58,508
TradeDoubler AB	21,483	26,199
Transcom WorldWide S.A. (a) (d)	84,311	12,967
Transmode Holding AB	2,253	18,108
Tribona AB	5,124	26,260
Unibet Group plc	16,402	825,978
Vitrolife AB	4,321	84,763
Wallenstam AB - B Shares (d)	32,302	487,469
Wihlborgs Fastigheter AB	34,720	595,398

		23,914,160

Switzerland—4.4%
Advanced Digital Broadcast Holdings S.A. (a)	557	7,809
AFG Arbonia-Forster Holding AG (a) (d)	4,400	94,466
Allreal Holding AG (a)	3,390	438,817
Alpiq Holding AG (a) (d)	28	2,954
APG SGA S.A.	510	153,595
Ascom Holding AG	17,215	241,250
Autoneum Holding AG (a)	2,052	321,369
Bachem Holding AG (a)	1,074	55,530
Bank Coop AG	2,772	122,513
Banque Cantonale de Geneve	375	84,887
Basler Kantonalbank	130	8,858
Belimo Holding AG	215	535,593
Bell AG	56	126,108
Bellevue Group AG	2,584	33,776
Berner Kantonalbank AG (d)	1,858	361,815
BKW AG (d)	3,918	129,408
Bobst Group AG	5,636	244,371
Bossard Holding AG (a)	3,458	359,673
Bucher Industries AG (d)	3,522	904,935
Burckhardt Compression Holding AG	1,451	670,191
Burkhalter Holding AG	1,316	118,383
Calida Holding AG (a)	1,330	48,802
Carlo Gavazzi Holding AG	7	1,744
Cham Paper Holding AG (a)	113	29,488
Charles Voegele Holding AG (a)	4,263	66,850
Cicor Technologies (a)	644	24,976
Cie Financiere Tradition S.A.	530	24,397
Clariant AG (a)	36,782	627,075
Coltene Holding AG	1,138	69,729
Conzzeta AG (a)	47	173,431
Daetwyler Holding AG	3,203	422,354
Dufry AG (a) (d)	7,215	1,100,350
Edmond de Rothschild Suisse S.A.	3	47,764
EFG International AG (a)	12,149	122,074
Emmi AG (a)	1,190	406,573
Energiedienst Holding AG	3,017	99,803
Feintool International Holding AG	242	20,257
Fenix Outdoor International AG (a)	384	16,943
Flughafen Zuerich AG	1,318	825,563
Forbo Holding AG (a)	819	833,924
GAM Holding AG (a)	50,063	864,638
Gategroup Holding AG (a) (d)	9,002	193,566
Georg Fischer AG (a)	2,362	1,388,688
Gurit Holding AG (a)	292	128,052
Helvetia Holding AG	1,788	864,895
Highlight Communications AG (a)	7,829	32,496
Huber & Suhner AG	4,813	234,513
Implenia AG (a)	8,148	444,562
Inficon Holding AG (a)	777	236,365
Interroll Holding AG (a)	265	151,773
Intershop Holdings AG	444	165,581
Jungfraubahn Holding AG	85	6,905
Kaba Holding AG - Class B (a) (d)	1,080	501,105
Kardex AG (a)	1,935	84,187
Komax Holding AG (a)	1,358	194,539
Kudelski S.A.	13,221	172,153
Kuoni Reisen Holding AG (a)	767	207,682

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
LEM Holding S.A.	312	$233,013
Liechtensteinische Landesbank AG	2,973	119,903
LifeWatch AG (a)	4,907	45,561
Logitech International S.A. (d)	84,871	1,086,632
Lonza Group AG (a)	10,961	1,322,256
Luzerner Kantonalbank AG (d)	1,489	547,888
MCH Group AG	831	57,720
Metall Zug AG	53	140,139
Meyer Burger Technology AG (a) (d)	24,493	249,390
Micronas Semiconductor Holding AG (a)	11,059	83,248
Mikron Holding AG (a)	474	3,913
Mobilezone Holding AG (a)	10,014	108,557
Mobimo Holding AG (a)	2,823	546,428
Nobel Biocare Holding AG (a) (d)	30,973	548,790
OC Oerlikon Corp. AG (a)	101,100	1,256,872
Orascom Development Holding AG (a)	4,238	81,900
Orell Fuessli Holding AG (a)	428	41,767
Orior AG (a)	1,802	99,598
Panalpina Welttransport Holding AG (d)	2,292	288,184
Phoenix Mecano AG	337	159,917
PSP Swiss Property AG (a)	2,635	220,967
Rieter Holding AG (a)	1,256	253,438
Romande Energie Holding S.A.	111	125,528
Schaffner Holding AG (a)	238	73,457
Schmolz & Bickenbach AG (a)	161,565	208,067
Schweiter Technologies AG	262	186,873
Schweizerische National-Versicherungs-Gesellschaft AG (a)	8,748	756,963
Siegfried Holding AG (a)	1,665	247,448
St. Galler Kantonalbank AG	1,175	428,350
Straumann Holding AG	1,533	347,488
Swisslog Holding AG (a)	126,812	177,774
Swissquote Group Holding S.A. (d)	3,968	129,945
Tamedia AG	904	119,494
Tecan Group AG	2,612	274,921
Temenos Group AG (a)	24,817	943,074
Tornos Holding AG (a) (d)	3,719	22,233
U-Blox AG (a)	3,324	410,059
Valiant Holding	4,267	340,117
Valora Holding AG (a)	1,019	211,773
Vaudoise Assurances Holding S.A.	531	232,415
Vetropack Holding AG	88	146,647
Von Roll Holding AG (a)	7,038	11,354
Vontobel Holding AG (d)	5,958	216,033
VP Bank AG	1,844	154,596
Walliser Kantonalbank	116	87,730
Walter Meier AG (a)	872	36,993
Ypsomed Holding AG (a) (d)	1,609	143,335
Zehnder Group AG	3,023	116,892
Zug Estates Holding AG (a)	73	89,625
Zuger Kantonalbank AG	68	320,899

		29,906,262

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	265,747

United Kingdom—20.8%
4imprint Group plc	6,953	83,327
888 Holdings plc	43,367	90,864
A.G.BARR plc	44,327	445,347
Acal plc	7,314	29,159
Afren plc (a)	251,096	417,440
African Barrick Gold plc	36,995	131,065
Aga Rangemaster Group plc (a)	25,439	67,190
Air Partner plc	992	5,584
Alent plc	102,762	546,233
AMEC plc (d)	49,672	884,234
Amlin plc	227,509	1,598,995
Anglo Pacific Group plc	29,836	63,602
Anglo-Eastern Plantations	4,252	43,668
Anite plc	81,502	114,228
Ashmore Group plc (d)	77,831	386,597
Ashtead Group plc	253,103	4,250,421
Atrium European Real Estate, Ltd. (a)	114,274	593,871
Avon Rubber plc	12,019	119,919
Balfour Beatty plc (d)	231,851	707,073
Bank of Georgia Holdings plc	5,063	201,203
Barratt Developments plc	211,324	1,349,131
BBA Aviation plc	221,729	1,167,574
Beazley plc	386,682	1,698,766
Bellway plc	82,065	2,073,885
Berendsen plc	106,561	1,686,960
Berkeley Group Holdings plc	70,062	2,550,344
Betfair Group plc	16,616	314,311
Bioquell plc	5,000	7,052
Bloomsbury Publishing plc	25,349	67,666
Bodycote plc	122,371	1,321,089
Booker Group plc	415,681	822,976
Boot Henry plc	1,476	4,596
Bovis Homes Group plc	79,588	999,445
Braemar Shipping Services plc	4,402	35,254
Brammer plc	36,027	219,422
Brewin Dolphin Holdings plc	143,539	633,176
British Polythene Industries plc	10,947	109,235
Britvic plc	142,790	1,538,019
BTG plc (a)	150,041	1,702,011
Bwin.Party Digital Entertainment plc (d)	171,719	252,716
Cable & Wireless Communications plc	732,967	553,805
Cairn Energy plc (a)	165,216	469,883
Cape plc	61,478	282,355
Capital & Counties Properties plc	107,134	569,196
Capital & Regional plc	80,929	63,640
Carclo plc	16,990	34,557
Carillion plc (d)	147,712	728,788
Carr’s Milling Industries plc	1,554	41,492
Castings plc	1,484	11,177
Catlin Group, Ltd.	174,373	1,474,461
Centamin plc	276,190	273,752
Centaur Media plc	92,526	89,910
Chemring Group plc	60,407	219,541
Chesnara plc	55,231	317,884
Chime Communications plc	23,457	110,912
Cineworld Group plc	61,490	324,823
Clarkson plc	4,513	172,391

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Close Brothers Group plc	58,401	$1,346,718
Cobham plc	363,956	1,708,185
Colt Group S.A. (a) (d)	208,005	450,335
Communisis plc	56,332	54,480
Computacenter plc	40,615	414,418
Connect Group plc	90,349	218,602
Consort Medical plc	15,383	240,830
Costain Group plc	21,151	97,243
Cranswick plc	24,566	528,206
Creston plc	5,272	9,765
CSR plc	116,351	1,427,207
Daily Mail & General Trust plc (d)	156,527	1,942,673
Dairy Crest Group plc	63,445	393,070
Darty plc	135,252	162,792
De La Rue plc	25,638	198,146
Debenhams plc	358,902	339,192
Dechra Pharmaceuticals plc	25,049	307,576
Development Securities plc	61,163	194,676
Devro plc	47,016	181,396
Dignity plc	24,431	580,052
Diploma plc	53,467	597,174
Dixons Carphone plc	188,802	1,119,603
Domino Printing Sciences plc	62,672	619,788
Domino’s Pizza Group plc	35,814	328,415
Drax Group plc	120,032	1,252,218
DS Smith plc	336,909	1,445,948
Dunelm Group plc	11,505	153,733
E2V Technologies plc	61,165	159,550
Electrocomponents plc	168,669	605,900
Elementis plc	196,653	810,322
EnQuest plc (a) (d)	429,925	763,761
Enterprise Inns plc (a)	256,620	516,449
Essentra plc	78,989	1,015,662
Euromoney Institutional Investor plc	14,736	242,502
Exillon Energy plc (a)	19,973	50,831
Fenner plc	100,550	517,144
Ferrexpo plc	36,701	66,810
Fidessa Group plc	20,495	760,945
Findel plc (a)	17,439	68,436
Firstgroup plc (a)	412,049	797,665
Fortune Oil plc	575,627	80,444
Fuller Smith & Turner	7,667	112,018
Galliford Try plc	41,886	854,196
Gem Diamonds, Ltd. (a)	50,253	156,152
Genus plc	27,158	494,149
Go-Ahead Group plc	22,995	946,083
Greene King plc	85,536	1,082,680
Greggs plc	32,917	315,916
Halfords Group plc	119,495	914,232
Halma plc	130,691	1,290,792
Hansard Global plc	2,566	4,193
Hardy Oil & Gas plc (a)	14,946	24,796
Hays plc	644,027	1,207,488
Headlam Group plc	56,842	377,739
Helical Bar plc	65,404	371,050
Henderson Group plc	548,846	1,795,956
Hikma Pharmaceuticals plc	82,141	2,301,434

United Kingdom—(Continued)
Hill & Smith Holdings plc	46,114	419,085
Hilton Food Group plc	1,888	12,731
Hiscox, Ltd.	183,522	1,873,555
Hochschild Mining plc (a)	49,761	108,948
Hogg Robinson Group plc	72,262	53,643
Home Retail Group plc	448,340	1,205,096
Homeserve plc	170,640	884,297
Hornby plc (a)	1,884	2,139
Howden Joinery Group plc	223,492	1,221,968
Hunting plc	34,598	497,373
Huntsworth plc	31,310	24,775
Hyder Consulting plc	15,303	185,652
ICAP plc (d)	145,141	907,487
IG Group Holdings plc	105,180	1,012,905
Imagination Technologies Group plc (a)	17,170	52,422
Inchcape plc	151,334	1,577,340
Informa plc	241,241	1,911,662
Inmarsat plc	79,615	901,703
Innovation Group plc	525,112	241,522
Intermediate Capital Group plc	32,693	207,232
International Personal Finance plc	83,965	660,989
Interserve plc	82,100	796,834
IP Group plc (a)	139,902	460,591
ITE Group plc	53,863	147,429
James Fisher & Sons plc	20,889	448,842
Jardine Lloyd Thompson Group plc	65,575	1,033,854
JD Sports Fashion plc	36,964	256,952
JD Wetherspoon plc	48,692	629,238
JKX Oil & Gas plc (a)	48,421	37,560
John Menzies plc	14,551	134,171
John Wood Group plc	112,658	1,378,143
Johnston Press plc (a)	221,296	12,282
Jupiter Fund Management plc	56,629	324,144
Kcom Group plc	281,704	431,530
Keller Group plc	22,093	313,639
Kier Group plc	12,120	322,988
Ladbrokes plc (d)	240,160	503,599
Laird plc	156,521	784,985
Lancashire Holdings, Ltd.	50,563	523,925
Laura Ashley Holdings plc	25,157	10,720
Lavendon Group plc	44,306	144,857
Lonmin plc (a) (d)	113,391	339,883
Lookers plc	122,220	265,353
Low & Bonar plc	37,972	37,036
LSL Property Services plc	4,671	24,671
Man Group plc	757,211	1,449,987
Marshalls plc	63,336	205,820
Marston’s plc	318,910	760,774
McBride plc (a)	96,041	135,428
Mears Group plc	51,685	365,687
Mecom Group plc (a)	42,085	97,884
Melrose Industries plc	54,219	216,436
Michael Page International plc	65,403	442,362
Micro Focus International plc	74,994	1,288,667
Millennium & Copthorne Hotels plc	74,043	683,990
Mitchells & Butlers plc (a)	67,625	391,426
Mitie Group plc (d)	94,015	437,278

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Moneysupermarket.com Group plc	121,798	$386,542
Morgan Advanced Materials plc	155,365	747,291
Morgan Sindall Group plc	12,105	160,234
Mothercare plc (a) (d)	24,672	107,178
N Brown Group plc	78,447	485,215
National Express Group plc	260,013	998,328
NCC Group plc	73,096	232,025
New World Resources plc - A Shares (a) (d)	11,898	372
Northgate plc	45,161	353,782
Novae Group plc	22,502	195,968
Optos plc (a)	26,295	83,760
Oxford Biomedica plc (a)	67,707	4,089
Oxford Instruments plc	13,946	230,233
Pace plc	170,988	820,640
PayPoint plc	24,349	388,393
Pendragon plc	294,775	158,272
Pennon Group plc	102,808	1,317,155
Persimmon plc (a)	2,361	50,746
Petra Diamonds, Ltd. (a)	147,321	452,812
Petropavlovsk plc (a) (d)	68,962	24,579
Phoenix Group Holdings	35,981	424,314
Phoenix IT Group, Ltd.	21,830	40,182
Photo-Me International plc	27,274	58,116
Playtech plc	4,544	52,753
Premier Farnell plc	128,115	377,790
Premier Foods plc (a) (d)	329,141	194,702
Premier Oil plc	153,741	828,494
Punch Taverns plc (a)	322,649	46,866
PV Crystalox Solar plc (a) (d)	36,217	8,809
PZ Cussons plc	95,810	568,075
QinetiQ Group plc	338,186	1,230,271
Quintain Estates & Development plc (a)	254,907	367,468
Rank Group plc	18,115	47,298
Rathbone Brothers plc	24,973	771,876
Raven Russia, Ltd. (a)	74,141	77,777
REA Holdings plc	1,120	7,356
Redrow plc	166,873	759,065
Regus plc	206,169	566,327
Renishaw plc	17,538	463,348
Renold plc (a)	64,766	58,889
Renovo Group plc (a)	13,825	3,458
Rentokil Initial plc	461,936	877,065
Restaurant Group plc (The)	119,275	1,259,948
Ricardo plc	10,889	118,348
Rightmove plc	25,501	883,987
RM plc	43,283	110,127
Robert Walters plc	14,599	71,568
Rotork plc	28,630	1,279,650
RPC Group plc	92,930	839,573
RPS Group plc	111,368	470,823
Salamander Energy plc (a)	73,275	118,810
Savills plc	69,739	690,861
SDL plc (a)	38,231	213,789
Senior plc	172,051	746,952
Sepura plc	11,245	25,699
Serco Group plc (d)	45,096	208,881
Severfield plc (a)	98,696	101,495
Shanks Group plc	152,632	222,365

United Kingdom—(Continued)
SIG plc	166,769	448,591
Soco International plc (a) (c)	50,968	313,585
Spectris plc	42,891	1,251,730
Speedy Hire plc	183,326	209,422
Spirax-Sarco Engineering plc	25,034	1,139,637
Spirent Communications plc	212,310	359,496
Spirit Pub Co. plc	253,343	394,648
Sportech plc (a)	20,264	17,242
St. Ives plc	36,663	118,707
St. Modwen Properties plc	110,240	655,453
Stagecoach Group plc	135,346	804,941
Sthree plc	35,906	203,795
Stobart Group, Ltd.	7,112	12,794
SuperGroup plc (a)	17,932	328,626
Synergy Health plc	30,931	734,621
Synthomer plc	163,534	558,936
TalkTalk Telecom Group plc (d)	188,301	909,537
Ted Baker plc	6,525	196,953
Telecity Group plc	46,585	563,072
Telecom Plus plc	21,749	470,339
Thomas Cook Group plc (a)	485,971	931,068
Thorntons plc (a) (d)	25,294	43,339
Tipp24 SE (d)	1,676	63,460
Topps Tiles plc	106,295	178,995
Tribal Group plc	21,793	60,238
Trifast plc	6,100	10,504
Trinity Mirror plc (a)	174,518	477,574
TT electronics plc	79,682	215,467
Tullett Prebon plc	100,781	437,652
UBM plc	55,446	522,024
Ultra Electronics Holdings plc	18,262	522,019
UNITE Group plc	93,231	641,230
UTV Media plc	54,341	191,050
Vectura Group plc (a)	199,135	424,034
Vedanta Resources plc (d)	11,830	191,414
Vesuvius plc	108,451	793,964
Victrex plc	43,917	1,142,248
Vislink plc	18,322	13,696
Vitec Group plc (The)	10,351	102,962
Volex plc (a) (d)	20,438	28,262
Vp plc	1,199	11,846
WH Smith plc (d)	85,603	1,500,230
William Hill plc	12,647	75,502
Wincanton plc (a)	37,122	81,966
WS Atkins plc	68,957	1,464,758
Xaar plc	18,088	110,576
Xchanging plc	144,207	439,234
XP Power, Ltd. (d)	3,554	88,194

		142,737,860

United States—0.0%
Kofax, Ltd. (a) (d)	9,705	75,839
Performance Sports Group, Ltd. (a)	8,035	130,574

		206,413

Total Common Stocks (Cost $544,214,539)		680,613,833

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Warrants—0.0%

Security Description	Shares	Value

France—0.0%
Bigben Interactive, Expires 01/31/16 (a) (d)	2,504	$177
Peugeot S.A., Expires 04/29/17 (a) (d)	37,313	69,844

Total Warrants (Cost $38,935)		70,021

Rights—0.0%

Australia—0.0%
Arrium, Ltd., Expires 10/08/14 (a)	486,144	426
Elemental Minerals, Ltd., Expires 10/08/14 (a) (c)	4,411	0

		426

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0

Belgium—0.0%
Nyrstar NV (a)	29,235	22,524

Germany—0.0%
PNE Wind AG (a)	7	0
SGL Carbon SE, Expires 10/31/14 (a)	14,081	14,762

		14,762

Hong Kong—0.0%
Integrated Waste Solutions Group Holdings, Ltd., Expires 10/07/14 (a) (c)	252,000	3,083

Portugal—0.0%
Mota-Engil SGPS S.A., Expires 12/31/49 (a) (b) (c)	40,942	0

Sweden—0.0%
Kungsleden AB, Expires 10/08/14 (a) (d)	39,834	14,352

United Kingdom—0.0%
New World Resources plc, Expires 09/29/14 (a)	226,062	0

Total Rights (Cost $131,634)		55,147

Short-Term Investments—17.0%

Mutual Fund—16.6%
State Street Navigator Securities Lending MET Portfolio (e)	114,221,146	114,221,146

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $2,684,896 on 10/01/14, collateralized by $2,740,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $2,743,425.	2,684,896	2,684,896

Total Short-Term Investments (Cost $116,906,042)		116,906,042

Total Investments—116.2% (Cost $661,291,150) (f)		797,645,043
Other assets and liabilities (net)—(16.2)%		(111,284,297)

Net Assets—100.0%		$686,360,746

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent less than 0.05% of net assets.
(c)	Illiquid security. As of September 30, 2014, these securities represent 0.1% of net assets.
(d)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $108,714,239 and the collateral received consisted of cash in the amount of $114,221,146 and non-cash collateral with a value of $1,548,708. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2014, the aggregate cost of investments was $661,291,150. The aggregate unrealized appreciation and depreciation of investments were $210,115,628 and $(73,761,735), respectively, resulting in net unrealized appreciation of $136,353,893.

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Machinery	5.6
Banks	4.5
Construction & Engineering	3.9
Metals & Mining	3.9
Hotels, Restaurants & Leisure	3.8
Real Estate Management & Development	3.8
Oil, Gas & Consumable Fuels	3.4
Specialty Retail	3.4
Media	3.4
Electronic Equipment, Instruments & Components	3.1

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$21,499	$37,790,122	$34,998	$37,846,619
Austria	3,562	6,614,268	0	6,617,830
Belgium	248,169	8,722,487	—	8,970,656
Cambodia	—	260,222	—	260,222
Canada	64,808,745	17,467	3,724	64,829,936
China	—	22,200	—	22,200
Denmark	—	14,506,642	—	14,506,642
Finland	—	17,525,775	—	17,525,775
France	—	26,801,650	0	26,801,650
Germany	38,190	35,055,609	—	35,093,799
Greece	—	—	0	0
Hong Kong	233,491	20,332,566	241,507	20,807,564
Ireland	561,163	9,826,320	—	10,387,483
Israel	22,899	6,261,733	—	6,284,632
Italy	—	20,469,575	0	20,469,575
Japan	855,771	152,932,972	—	153,788,743
Netherlands	—	15,637,124	0	15,637,124
New Zealand	7,900	7,999,273	0	8,007,173
Norway	—	7,624,695	—	7,624,695
Philippines	—	20,767	—	20,767
Portugal	—	4,863,141	0	4,863,141
Singapore	91,104	9,156,043	—	9,247,147
Spain	—	13,970,018	0	13,970,018
Sweden	1,856	23,912,304	—	23,914,160
Switzerland	1,905,077	28,001,185	—	29,906,262
United Arab Emirates	—	265,747	—	265,747
United Kingdom	—	142,737,860	—	142,737,860
United States	130,574	75,839	—	206,413
Total Common Stocks	68,930,000	611,403,604	280,229	680,613,833
Total Warrants*	70,021	—	—	70,021
Rights
Australia	426	—	—	426
Austria	—	—	0	0
Belgium	22,524	—	—	22,524
Germany	14,762	—	—	14,762
Hong Kong	3,083	—	—	3,083
Portugal	—	—	0	0

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Sweden	$14,352	$—	$—	$14,352
United Kingdom	0	—	—	0
Total Rights	55,147	—	0	55,147
Short-Term Investments
Mutual Fund	114,221,146	—	—	114,221,146
Repurchase Agreement	—	2,684,896	—	2,684,896
Total Short-Term Investments	114,221,146	2,684,896	—	116,906,042
Total Investments	$183,276,314	$614,088,500	$280,229	$797,645,043

Collateral for securities loaned (Liability)	$—	$(114,221,146)	$—	$(114,221,146)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $3,285,988 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $741,666 were due to the application of a systematic fair valuation model factor

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2014
Common Stocks
Australia	$24,817	$(82,124)	$11,967	$—	$(2,818)	$83,156	$—	$34,998	$(51,447)
Belgium	137,117	—	—	—	—	—	(137,117)	—	—
Canada	—	—	(6,026)	—	—	9,750	—	3,724	(6,026)
France	—	(56,659)	65,015	—	(8,356)	—	—	—	—
Greece	—	—	(171,776)	—	—	171,776	—	—	—
Hong Kong	51,560	(39,455)	75,359	183,247	(71,368)	56,517	(14,353)	241,507	(2,017)
Japan	107,568	—	(16,452)	—	(91,116)	—	—	—	—
Portugal	—	142,866	(218,510)	—	(334,497)	410,141	—	—	—

Total	$321,062	$(35,372)	$(260,423)	$183,247	$(508,155)	$731,340	$(151,470)	$280,229	$(59,490)

Common stocks in the amount of $731,340 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stocks in the amount of $151,470 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MSF-104

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	692,779	$6,969,357
BlackRock Bond Income Portfolio (Class A) (a)	811,183	88,410,881
BlackRock Capital Appreciation Portfolio (Class A) (a)	179,862	7,007,424
BlackRock High Yield Portfolio (Class A) (b)	422,216	3,487,504
BlackRock Large Cap Value Portfolio (Class A) (a)	723,225	6,971,894
Clarion Global Real Estate Portfolio (Class A) (b)	600,986	6,971,437
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	225,484	3,485,981
Harris Oakmark International Portfolio (Class A) (b)	436,722	6,970,088
Invesco Comstock Portfolio (Class A) (b)	902,053	13,945,743
Jennison Growth Portfolio (Class A) (a)	443,667	7,005,501
JPMorgan Core Bond Portfolio (Class A) (b)	7,203,939	74,272,613
JPMorgan Small Cap Value Portfolio (Class A) (b)	212,567	3,483,969
Lord Abbett Bond Debenture Portfolio (Class A) (b)	269,970	3,501,512
Met/Artisan International Portfolio (Class A) (b) (c)	698,541	6,971,444
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	13,018	3,485,386
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,365,293	14,089,821
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	4,246,267	42,335,287
Met/Templeton International Bond Portfolio (Class A) (b)	1,221,714	14,074,150
MFS Emerging Markets Equity Portfolio (Class A) (b)	170,606	1,741,883
MFS Research International Portfolio (Class A) (b)	459,427	5,228,282
MFS Value Portfolio (Class A) (a)	804,749	13,946,304
Neuberger Berman Genesis Portfolio (Class A) (a)	408,875	6,971,327
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	6,225,926	63,317,665

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio (Class A) (b)	10,679,823	127,089,897
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	295,029	6,998,082
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	405,529	13,946,138
Third Avenue Small Cap Value Portfolio (Class A) (b)	178,082	3,485,067
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,565,947	21,108,962
Western Asset Management U.S. Government Portfolio (Class A) (a)	8,810,300	105,987,905
WMC Core Equity Opportunities Portfolio (Class A) (a)	342,533	13,985,608
WMC Large Cap Research Portfolio (Class A) (b)	513,831	6,972,691

Total Mutual Funds (Cost $687,572,565)		704,219,803

Total Investments—100.0% (Cost $687,572,565) (d)		704,219,803
Other assets and liabilities (net)—0.0%		(265,397)

Net Assets—100.0%		$703,954,406

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2014, the aggregate cost of investments was $687,572,565. The aggregate unrealized appreciation and depreciation of investments were $26,857,318 and $(10,210,080), respectively, resulting in net unrealized appreciation of $16,647,238.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$704,219,803	$—	$—	$704,219,803
Total Investments	$704,219,803	$—	$—	$704,219,803

MSF-105

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	16,875,778	$169,770,323
BlackRock Bond Income Portfolio (Class A) (a)	7,533,177	821,040,941
BlackRock Capital Appreciation Portfolio (Class A) (a)	4,509,506	175,690,360
BlackRock High Yield Portfolio (Class A) (b)	5,301,059	43,786,745
BlackRock Large Cap Value Portfolio (Class A) (a)	18,085,994	174,348,978
Clarion Global Real Estate Portfolio (Class A) (b)	7,304,414	84,731,200
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,630,372	87,552,292
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	2,813,100	43,490,532
Harris Oakmark International Portfolio (Class A) (b)	13,330,529	212,755,240
Invesco Comstock Portfolio (Class A) (b)	16,986,539	262,611,891
Invesco Small Cap Growth Portfolio (Class A) (b)	7,057,806	130,781,149
Jennison Growth Portfolio (Class A) (a)	8,337,842	131,654,526
JPMorgan Core Bond Portfolio (Class A) (b)	71,483,224	736,992,034
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,040,495	82,613,715
Lord Abbett Bond Debenture Portfolio (Class A) (b)	3,383,256	43,880,832
Met/Artisan International Portfolio (Class A) (b) (c)	8,672,285	86,549,405
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	160,921	43,085,089
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	17,028,375	175,732,834
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	34,348,566	342,455,208
Met/Templeton International Bond Portfolio (Class A) (b)	22,785,671	262,490,929
MFS Emerging Markets Equity Portfolio (Class A) (b)	8,199,814	83,720,098
MFS Research International Portfolio (Class A) (b)	11,366,101	129,346,234
MFS Value Portfolio (Class A) (a)	17,686,471	306,506,537
Neuberger Berman Genesis Portfolio (Class A) (a)	5,070,696	86,455,366

Affiliated Investment Companies—(Continued)
Oppenheimer Global Equity Portfolio (Class A) (b)	2,143,138	43,698,577
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	50,146,722	509,992,165
PIMCO Total Return Portfolio (Class A) (b)	103,441,625	1,230,955,333
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	9,248,758	219,380,536
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	8,912,085	306,486,607
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,759,055	43,304,311
Third Avenue Small Cap Value Portfolio (Class A) (b)	4,384,861	85,811,727
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,818,159	82,385,137
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	12,962,591	174,735,727
Western Asset Management U.S. Government Portfolio (Class A) (a)	64,037,066	770,365,909
WMC Core Equity Opportunities Portfolio (Class A) (a)	7,518,420	306,977,099
WMC Large Cap Research Portfolio (Class A) (b)	12,881,134	174,796,991

Total Mutual Funds (Cost $7,999,915,348)		8,666,932,577

Total Investments—100.0% (Cost $7,999,915,348) (d)		8,666,932,577
Other assets and liabilities (net)—0.0%		(2,378,036)

Net Assets—100.0%		$8,664,554,541

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2014, the aggregate cost of investments was $7,999,915,348. The aggregate unrealized appreciation and depreciation of investments were $746,200,246 and $(79,183,017), respectively, resulting in net unrealized appreciation of $667,017,229.

MSF-106

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,666,932,577	$—	$—	$8,666,932,577
Total Investments	$8,666,932,577	$—	$—	$8,666,932,577

MSF-107

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	40,371,004	$406,132,299
BlackRock Bond Income Portfolio (Class A) (a)	9,770,467	1,064,883,201
BlackRock Capital Appreciation Portfolio (Class A) (a)	13,081,147	509,641,505
BlackRock High Yield Portfolio (Class A) (b)	12,229,792	101,018,080
BlackRock Large Cap Value Portfolio (Class A) (a)	61,043,932	588,463,506
Clarion Global Real Estate Portfolio (Class A) (b)	27,972,601	324,482,170
ClearBridge Aggressive Growth Portfolio (Class A) (b)	32,606,922	507,037,636
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	5,405,321	83,566,261
Harris Oakmark International Portfolio (Class A) (b)	30,295,908	483,522,691
Invesco Comstock Portfolio (Class A) (b)	38,227,464	590,996,592
Invesco Small Cap Growth Portfolio (Class A) (b)	18,162,458	336,550,346
Jennison Growth Portfolio (Class A) (a)	37,603,453	593,758,518
JPMorgan Core Bond Portfolio (Class A) (b)	87,410,500	901,202,251
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,817,716	160,912,364
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	5,869,148	79,644,332
Lord Abbett Bond Debenture Portfolio (Class A) (b)	9,112,924	118,194,622
Met/Artisan International Portfolio (Class A) (b)	31,853,689	317,899,813
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	618,608	165,626,093
Met/Dimensional International Small Company Portfolio (Class A) (a)	10,369,951	160,526,839
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	32,057,300	330,831,337
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	49,211,188	490,635,549
Met/Templeton International Bond Portfolio (Class A) (b)	43,931,817	506,094,531
MFS Emerging Markets Equity Portfolio (Class A) (b)	27,521,319	280,992,664
MFS Research International Portfolio (Class A) (b)	28,963,373	329,603,179

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	43,864,837	$760,177,627
Neuberger Berman Genesis Portfolio (Class A) (a)	14,463,119	246,596,181
Oppenheimer Global Equity Portfolio (Class A) (b)	4,009,701	81,757,803
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	48,795,868	496,253,973
PIMCO Total Return Portfolio (Class A) (b)	113,934,059	1,355,815,307
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	21,428,863	508,292,634
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	19,677,765	676,718,336
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	14,498,041	167,017,431
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	11,374,012	248,863,377
Third Avenue Small Cap Value Portfolio (Class A) (b)	10,513,260	205,744,490
Van Eck Global Natural Resources Portfolio (Class A) (a)	22,235,716	314,857,735
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	14,490,740	195,335,174
Western Asset Management U.S. Government Portfolio (Class A) (a)	67,962,244	817,585,799
WMC Core Equity Opportunities Portfolio (Class A) (a)	16,637,196	679,296,695
WMC Large Cap Research Portfolio (Class A) (b)	30,765,761	417,491,380

Total Mutual Funds (Cost $14,681,026,014)		16,604,020,321

Total Investments—100.0% (Cost $14,681,026,014) (c)		16,604,020,321
Other assets and liabilities (net)—0.0%		(4,274,663)

Net Assets—100.0%		$16,599,745,658

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2014, the aggregate cost of investments was $14,681,026,014. The aggregate unrealized appreciation and depreciation of investments were $2,010,037,236 and $(87,042,929), respectively, resulting in net unrealized appreciation of $1,922,994,307.

MSF-108

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$16,604,020,321	$—	$—	$16,604,020,321
Total Investments	$16,604,020,321	$—	$—	$16,604,020,321

MSF-109

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	42,704,549	$429,607,767
BlackRock Bond Income Portfolio (Class A) (a)	3,424,567	373,243,563
BlackRock Capital Appreciation Portfolio (Class A) (a)	11,555,150	450,188,647
BlackRock High Yield Portfolio (Class A) (b)	7,404,233	61,158,961
BlackRock Large Cap Value Portfolio (Class A) (a)	46,103,687	444,439,546
Clarion Global Real Estate Portfolio (Class A) (b)	31,756,894	368,379,970
ClearBridge Aggressive Growth Portfolio (Class A) (b)	36,993,137	575,243,285
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,718,520	59,993,538
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	12,282,643	189,889,667
Harris Oakmark International Portfolio (Class A) (b)	30,443,411	485,876,837
Invesco Comstock Portfolio (Class A) (b)	37,126,925	573,982,267
Invesco Mid Cap Value Portfolio (Class A) (b)	3,197,843	61,814,309
Invesco Small Cap Growth Portfolio (Class A) (b)	20,098,776	372,430,310
Jennison Growth Portfolio (Class A) (a)	40,605,749	641,164,773
JPMorgan Core Bond Portfolio (Class A) (b)	36,207,880	373,303,239
JPMorgan Small Cap Value Portfolio (Class A) (b)	11,173,019	183,125,782
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	13,902,906	188,662,435
Lord Abbett Bond Debenture Portfolio (Class A) (b)	14,728,303	191,026,084
Met/Artisan International Portfolio (Class A) (b) (c)	29,977,786	299,178,305
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	452,976	121,279,843
Met/Dimensional International Small Company Portfolio (Class A) (a)	15,475,021	239,553,318
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	11,965,497	123,483,926
Met/Templeton International Bond Portfolio (Class A) (b)	32,228,365	371,270,760
MFS Emerging Markets Equity Portfolio (Class A) (b)	29,773,881	303,991,326
MFS Research International Portfolio (Class A) (b)	32,654,777	371,611,362

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	36,817,693	638,050,619
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	3,831,951	61,847,690
Neuberger Berman Genesis Portfolio (Class A) (a)	7,278,316	124,095,283
Oppenheimer Global Equity Portfolio (Class A) (b)	6,013,993	122,625,319
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	17,849,619	181,530,624
PIMCO Total Return Portfolio (Class A) (b)	36,492,127	434,256,315
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	24,293,069	576,231,595
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	16,723,048	575,105,624
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,935,892	125,981,470
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	8,539,634	186,847,192
Third Avenue Small Cap Value Portfolio (Class A) (b)	9,543,297	186,762,326
Van Eck Global Natural Resources Portfolio (Class A) (a)	25,235,233	357,330,901
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	9,170,722	123,621,333
WMC Core Equity Opportunities Portfolio (Class A) (a)	13,774,725	562,422,028
WMC Large Cap Research Portfolio (Class A) (b)	27,683,379	375,663,453

Total Mutual Funds (Cost $10,457,385,583)		12,486,271,592

Total Investments—100.0% (Cost $10,457,385,583) (d)		12,486,271,592
Other assets and liabilities (net)—0.0%		(3,288,001)

Net Assets—100.0%		$12,482,983,591

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2014, the aggregate cost of investments was $10,457,385,583. The aggregate unrealized appreciation and depreciation of investments were $2,052,777,082 and $(23,891,073), respectively, resulting in net unrealized appreciation of $2,028,886,009.

MSF-110

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$12,486,271,592	$—	$—	$12,486,271,592
Total Investments	$12,486,271,592	$—	$—	$12,486,271,592

MSF-111

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Alliant Techsystems, Inc.	18,118	$2,312,582
BE Aerospace, Inc. (a)	59,743	5,014,827
Esterline Technologies Corp. (a)	18,121	2,016,324
Exelis, Inc.	106,845	1,767,216
Huntington Ingalls Industries, Inc.	27,554	2,871,402
Triumph Group, Inc. (b)	29,175	1,897,834
Vectrus, Inc. (a)	1	16

		15,880,201

Airlines—0.5%
Alaska Air Group, Inc.	76,525	3,331,898
JetBlue Airways Corp. (a) (b)	139,092	1,477,157

		4,809,055

Auto Components—0.2%
Gentex Corp.	82,949	2,220,545

Automobiles—0.2%
Thor Industries, Inc.	26,311	1,355,016

Banks—4.6%
Associated Banc-Corp.	87,862	1,530,556
BancorpSouth, Inc.	48,499	976,770
Bank of Hawaii Corp. (b)	25,112	1,426,613
Cathay General Bancorp	42,037	1,043,779
City National Corp.	27,155	2,054,819
Commerce Bancshares, Inc. (b)	44,713	1,996,212
Cullen/Frost Bankers, Inc. (b)	31,082	2,378,084
East West Bancorp, Inc.	81,350	2,765,900
First Horizon National Corp.	134,544	1,652,200
First Niagara Financial Group, Inc.	200,806	1,672,714
FirstMerit Corp.	93,812	1,651,091
Fulton Financial Corp.	106,543	1,180,496
Hancock Holding Co.	46,444	1,488,530
International Bancshares Corp.	33,017	814,364
PacWest Bancorp	54,928	2,264,681
Prosperity Bancshares, Inc.	34,032	1,945,609
Signature Bank (a)	28,546	3,198,865
SVB Financial Group (a)	28,783	3,226,286
Synovus Financial Corp.	78,882	1,864,770
TCF Financial Corp.	94,658	1,470,039
Trustmark Corp. (b)	38,261	881,342
Umpqua Holdings Corp.	105,997	1,745,771
Valley National Bancorp (b)	108,111	1,047,596
Webster Financial Corp. (b)	51,211	1,492,289

		41,769,376

Biotechnology—0.7%
Cubist Pharmaceuticals, Inc. (a)	42,967	2,850,431
United Therapeutics Corp. (a)	26,818	3,450,135

		6,300,566

Building Products—0.9%
AO Smith Corp.	42,906	2,028,596
Fortune Brands Home & Security, Inc.	89,908	3,696,118

Building Products—(Continued)
Lennox International, Inc.	25,353	1,948,885

		7,673,599

Capital Markets—1.6%
Eaton Vance Corp. (b)	67,364	2,541,644
Federated Investors, Inc. - Class B (b)	54,157	1,590,049
Janus Capital Group, Inc. (b)	84,257	1,225,097
Raymond James Financial, Inc.	71,334	3,822,076
SEI Investments Co.	74,241	2,684,554
Waddell & Reed Financial, Inc. - Class A	47,919	2,476,933

		14,340,353

Chemicals—3.1%
Albemarle Corp. (b)	44,390	2,614,571
Ashland, Inc.	40,677	4,234,476
Cabot Corp.	36,639	1,860,162
Cytec Industries, Inc. (b)	40,740	1,926,595
Minerals Technologies, Inc.	19,576	1,208,035
NewMarket Corp. (b)	6,098	2,323,460
Olin Corp. (b)	44,574	1,125,493
PolyOne Corp.	52,382	1,863,752
Rayonier Advanced Materials, Inc (b)	24,177	795,665
RPM International, Inc.	75,746	3,467,652
Scotts Miracle-Gro Co. (The) - Class A	25,351	1,394,305
Sensient Technologies Corp.	27,357	1,432,139
Valspar Corp. (The)	43,250	3,416,317

		27,662,622

Commercial Services & Supplies—1.7%
Civeo Corp.	60,533	702,788
Clean Harbors, Inc. (a) (b)	31,307	1,688,073
Copart, Inc. (a)	64,360	2,015,433
Deluxe Corp. (b)	28,254	1,558,491
Herman Miller, Inc.	33,703	1,006,035
HNI Corp.	25,587	920,876
MSA Safety, Inc.	17,827	880,654
Rollins, Inc.	36,383	1,065,294
RR Donnelley & Sons Co. (b)	113,355	1,865,823
Waste Connections, Inc.	70,417	3,416,633

		15,120,100

Communications Equipment—1.1%
ADTRAN, Inc. (b)	31,036	637,169
ARRIS Group, Inc. (a)	74,728	2,118,912
Ciena Corp. (a) (b)	60,459	1,010,875
InterDigital, Inc. (b)	22,951	913,909
JDS Uniphase Corp. (a)	130,505	1,670,464
Plantronics, Inc.	24,308	1,161,436
Polycom, Inc. (a)	77,726	954,864
Riverbed Technology, Inc. (a)	90,614	1,680,437

		10,148,066

Construction & Engineering—0.7%
AECOM Technology Corp. (a) (b)	56,439	1,904,816
Granite Construction, Inc.	20,409	649,210

MSF-112

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
KBR, Inc.	82,394	$1,551,479
URS Corp.	39,217	2,259,292

		6,364,797

Construction Materials—0.3%
Eagle Materials, Inc.	28,481	2,900,220

Consumer Finance—0.2%
SLM Corp.	239,950	2,053,972

Containers & Packaging—1.5%
Aptargroup, Inc.	36,978	2,244,565
Greif, Inc. - Class A	19,229	842,422
Packaging Corp. of America	55,819	3,562,369
Rock-Tenn Co. - Class A	81,227	3,864,781
Silgan Holdings, Inc.	24,823	1,166,681
Sonoco Products Co.	57,719	2,267,779

		13,948,597

Distributors—0.5%
LKQ Corp. (a)	171,259	4,553,777

Diversified Consumer Services—0.9%
Apollo Education Group, Inc. (a)	55,396	1,393,210
DeVry Education Group, Inc.	32,527	1,392,481
Graham Holdings Co. - Class B	2,498	1,747,576
Service Corp. International	119,809	2,532,762
Sotheby’s (b)	34,835	1,244,306

		8,310,335

Diversified Financial Services—0.6%
CBOE Holdings, Inc.	48,343	2,587,559
MSCI, Inc. (a)	66,117	3,108,821

		5,696,380

Diversified Telecommunication Services—0.4%
tw telecom, Inc. (a)	78,332	3,259,394

Electric Utilities—1.6%
Cleco Corp.	34,253	1,649,282
Great Plains Energy, Inc. (b)	87,418	2,112,893
Hawaiian Electric Industries, Inc. (b)	58,186	1,544,838
IDACORP, Inc. (b)	28,520	1,528,957
OGE Energy Corp.	113,031	4,194,580
PNM Resources, Inc.	45,191	1,125,708
Westar Energy, Inc. (b)	73,579	2,510,516

		14,666,774

Electrical Equipment—0.9%
Acuity Brands, Inc.	24,518	2,886,014
Hubbell, Inc. - Class B	30,855	3,718,953
Regal-Beloit Corp.	25,635	1,647,049

		8,252,016

Electronic Equipment, Instruments & Components—3.0%
Arrow Electronics, Inc. (a)	56,075	3,103,751
Avnet, Inc.	78,440	3,255,260
Belden, Inc.	24,533	1,570,603
Cognex Corp. (a)	49,211	1,981,727
FEI Co.	23,805	1,795,373
Ingram Micro, Inc. - Class A (a)	88,281	2,278,533
Itron, Inc. (a)	22,265	875,237
Knowles Corp. (a) (b)	48,246	1,278,519
National Instruments Corp.	57,041	1,764,278
Tech Data Corp. (a)	21,701	1,277,321
Trimble Navigation, Ltd. (a)	147,461	4,497,560
Vishay Intertechnology, Inc. (b)	76,962	1,099,787
Zebra Technologies Corp. - Class A (a)	28,804	2,044,220

		26,822,169

Energy Equipment & Services—2.8%
Atwood Oceanics, Inc. (a)	33,947	1,483,144
CARBO Ceramics, Inc. (b)	11,142	659,941
Dresser-Rand Group, Inc. (a)	43,468	3,575,678
Dril-Quip, Inc. (a)	22,681	2,027,681
Helix Energy Solutions Group, Inc. (a)	55,687	1,228,455
Oceaneering International, Inc.	61,279	3,993,552
Oil States International, Inc. (a)	30,683	1,899,278
Patterson-UTI Energy, Inc.	82,909	2,697,030
Rowan Cos. plc - Class A	70,636	1,787,797
Superior Energy Services, Inc.	87,758	2,884,606
Tidewater, Inc. (b)	28,209	1,100,997
Unit Corp. (a)	26,162	1,534,401

		24,872,560

Food & Staples Retailing—0.3%
SUPERVALU, Inc. (a) (b)	116,880	1,044,907
United Natural Foods, Inc. (a)	28,169	1,731,267

		2,776,174

Food Products—1.6%
Dean Foods Co. (b)	53,201	704,913
Flowers Foods, Inc. (b)	104,617	1,920,768
Hain Celestial Group, Inc. (The) (a)	28,569	2,924,037
Ingredion, Inc.	42,315	3,207,054
Lancaster Colony Corp. (b)	11,013	939,189
Post Holdings, Inc. (a) (b)	25,430	843,767
Tootsie Roll Industries, Inc. (b)	11,362	318,022
WhiteWave Foods Co. (The) - Class A (a)	98,784	3,588,823

		14,446,573

Gas Utilities—1.5%
Atmos Energy Corp.	56,934	2,715,752
National Fuel Gas Co. (b)	47,723	3,340,133
ONE Gas, Inc. (b)	29,501	1,010,409
Questar Corp.	99,444	2,216,607
UGI Corp.	97,802	3,334,070
WGL Holdings, Inc. (b)	29,468	1,241,192

		13,858,163

MSF-113

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—2.9%
Align Technology, Inc. (a)	41,254	$2,132,007
Cooper Cos., Inc. (The)	27,393	4,266,460
Hill-Rom Holdings, Inc.	32,555	1,348,754
Hologic, Inc. (a)	137,099	3,335,619
IDEXX Laboratories, Inc. (a) (b)	28,521	3,360,629
ResMed, Inc. (b)	79,524	3,918,148
Sirona Dental Systems, Inc. (a)	31,402	2,407,905
STERIS Corp.	33,665	1,816,563
Teleflex, Inc. (b)	23,486	2,466,969
Thoratec Corp. (a)	31,941	853,783

		25,906,837

Health Care Providers & Services—3.0%
Centene Corp. (a)	33,238	2,749,115
Community Health Systems, Inc. (a)	65,393	3,582,883
Health Net, Inc. (a)	45,561	2,100,818
Henry Schein, Inc. (a) (c)	48,130	5,605,701
LifePoint Hospitals, Inc. (a)	25,611	1,772,025
MEDNAX, Inc. (a)	56,872	3,117,723
Omnicare, Inc.	55,516	3,456,426
Owens & Minor, Inc. (b)	35,780	1,171,437
VCA, Inc. (a)	48,913	1,923,748
WellCare Health Plans, Inc. (a)	24,899	1,502,406

		26,982,282

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc. (a)	96,082	1,288,940
HMS Holdings Corp. (a) (b)	49,771	938,183

		2,227,123

Hotels, Restaurants & Leisure—1.6%
Bally Technologies, Inc. (a) (b)	21,740	1,754,418
Brinker International, Inc.	36,661	1,862,012
Cheesecake Factory, Inc. (The) (b)	26,138	1,189,279
Domino’s Pizza, Inc.	31,272	2,406,693
International Game Technology	140,247	2,365,967
International Speedway Corp. - Class A (b)	15,858	501,747
Life Time Fitness, Inc. (a) (b)	20,408	1,029,380
Panera Bread Co. - Class A (a) (b)	14,588	2,373,759
Wendy’s Co. (The) (b)	156,081	1,289,229

		14,772,484

Household Durables—1.6%
Jarden Corp. (a)	67,639	4,065,780
KB Home (b)	51,620	771,203
MDC Holdings, Inc. (b)	22,156	560,990
NVR, Inc. (a)	2,261	2,554,975
Tempur Sealy International, Inc. (a)	34,555	1,940,954
Toll Brothers, Inc. (a)	91,853	2,862,140
Tupperware Brands Corp. (b)	28,589	1,973,785

		14,729,827

Household Products—1.1%
Church & Dwight Co., Inc.	75,832	5,320,373
Energizer Holdings, Inc.	35,041	4,317,402

		9,637,775

Industrial Conglomerates—0.3%
Carlisle Cos., Inc.	36,380	2,924,224

Insurance—4.7%
Alleghany Corp. (a)	9,290	3,884,614
American Financial Group, Inc.	42,518	2,461,367
Arthur J. Gallagher & Co.	90,208	4,091,835
Aspen Insurance Holdings, Ltd.	37,140	1,588,478
Brown & Brown, Inc.	67,245	2,161,927
Everest Re Group, Ltd.	25,799	4,179,696
First American Financial Corp. (b)	60,764	1,647,920
Hanover Insurance Group, Inc. (The)	24,996	1,535,254
HCC Insurance Holdings, Inc.	56,734	2,739,685
Kemper Corp.	28,389	969,484
Mercury General Corp.	20,587	1,004,851
Old Republic International Corp.	137,621	1,965,228
Primerica, Inc. (b)	30,806	1,485,465
Protective Life Corp.	44,742	3,105,542
Reinsurance Group of America, Inc.	38,898	3,116,897
RenaissanceRe Holdings, Ltd. (b)	22,990	2,298,770
StanCorp Financial Group, Inc.	24,814	1,567,749
W.R. Berkley Corp.	57,883	2,766,807

		42,571,569

Internet & Catalog Retail—0.1%
HSN, Inc.	18,403	1,129,392

Internet Software & Services—1.3%
AOL, Inc. (a)	44,632	2,006,208
Conversant, Inc. (a) (b)	34,173	1,170,425
Equinix, Inc. (a) (b)	30,180	6,412,647
Rackspace Hosting, Inc. (a) (b)	67,345	2,192,080

		11,781,360

IT Services—2.7%
Acxiom Corp. (a)	43,771	724,410
Broadridge Financial Solutions, Inc.	67,817	2,823,222
Convergys Corp. (b)	57,360	1,022,155
CoreLogic, Inc. (a)	51,707	1,399,709
DST Systems, Inc.	17,358	1,456,683
Gartner, Inc. (a)	50,437	3,705,606
Global Payments, Inc.	38,685	2,703,308
Jack Henry & Associates, Inc.	46,796	2,604,665
Leidos Holdings, Inc.	35,284	1,211,300
NeuStar, Inc. - Class A (a) (b)	31,824	790,190
Science Applications International Corp.	22,942	1,014,725
VeriFone Systems, Inc. (a)	64,143	2,205,236
WEX, Inc. (a)	21,989	2,425,826

		24,087,035

MSF-114

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.8%
Brunswick Corp.	52,701	$2,220,820
Polaris Industries, Inc.	34,429	5,157,120

		7,377,940

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	11,629	1,318,728
Charles River Laboratories International, Inc. (a)	26,482	1,582,035
Covance, Inc. (a) (c)	32,074	2,524,224
Mettler-Toledo International, Inc. (a)	16,390	4,197,971
Techne Corp.	20,996	1,964,176

		11,587,134

Machinery—5.1%
AGCO Corp.	48,425	2,201,401
CLARCOR, Inc.	28,626	1,805,728
Crane Co.	28,110	1,776,833
Donaldson Co., Inc.	75,427	3,064,599
Graco, Inc.	34,088	2,487,742
Harsco Corp.	45,846	981,563
IDEX Corp.	45,429	3,287,697
ITT Corp.	51,969	2,335,487
Kennametal, Inc.	44,639	1,844,037
Lincoln Electric Holdings, Inc.	45,085	3,116,951
Nordson Corp.	33,292	2,532,522
Oshkosh Corp. (b)	48,232	2,129,443
SPX Corp.	24,148	2,268,222
Terex Corp. (b)	62,521	1,986,292
Timken Co. (The)	43,260	1,833,791
Trinity Industries, Inc. (b)	88,540	4,136,589
Valmont Industries, Inc. (b)	14,861	2,005,195
Wabtec Corp.	54,642	4,428,188
Woodward, Inc. (b)	33,068	1,574,698

		45,796,978

Marine—0.4%
Kirby Corp. (a)	32,373	3,815,158

Media—1.5%
AMC Networks, Inc. - Class A (a)	33,535	1,959,115
Cinemark Holdings, Inc. (b)	59,072	2,010,811
DreamWorks Animation SKG, Inc. - Class A (a) (b)	40,831	1,113,461
John Wiley & Sons, Inc. - Class A	26,619	1,493,592
Lamar Advertising Co. - Class A	45,407	2,236,295
Live Nation Entertainment, Inc. (a)	81,906	1,967,382
Meredith Corp. (b)	20,692	885,618
New York Times Co. (The) - Class A (b)	74,187	832,378
Time, Inc. (a)	61,806	1,448,114

		13,946,766

Metals & Mining—2.1%
Carpenter Technology Corp.	30,184	1,362,808
Cliffs Natural Resources, Inc. (b)	86,907	902,095
Commercial Metals Co.	66,848	1,141,095
Compass Minerals International, Inc.	19,043	1,604,944
Reliance Steel & Aluminum Co.	44,234	3,025,605

Metals & Mining—(Continued)
Royal Gold, Inc.	36,954	2,399,793
Steel Dynamics, Inc.	136,185	3,079,143
TimkenSteel Corp.	21,629	1,005,532
United States Steel Corp. (b)	82,335	3,225,062
Worthington Industries, Inc.	28,832	1,073,127

		18,819,204

Multi-Utilities—1.1%
Alliant Energy Corp.	62,939	3,487,450
Black Hills Corp.	25,327	1,212,657
MDU Resources Group, Inc.	110,034	3,060,045
Vectren Corp.	46,808	1,867,639

		9,627,791

Multiline Retail—0.3%
Big Lots, Inc.	31,799	1,368,947
J.C. Penney Co., Inc. (a) (b)	172,947	1,736,388

		3,105,335

Oil, Gas & Consumable Fuels—2.4%
Energen Corp.	41,527	2,999,910
Gulfport Energy Corp. (a)	48,507	2,590,274
HollyFrontier Corp.	112,648	4,920,465
Peabody Energy Corp. (b)	154,013	1,906,681
Rosetta Resources, Inc. (a)	34,881	1,554,297
SM Energy Co.	38,223	2,981,394
World Fuel Services Corp. (b)	41,009	1,637,079
WPX Energy, Inc. (a)	115,127	2,769,956

		21,360,056

Paper & Forest Products—0.3%
Domtar Corp.	36,878	1,295,524
Louisiana-Pacific Corp. (a) (b)	80,228	1,090,299

		2,385,823

Pharmaceuticals—1.3%
Endo International plc (a)	87,071	5,950,432
Salix Pharmaceuticals, Ltd. (a)	36,134	5,645,576

		11,596,008

Professional Services—1.0%
Corporate Executive Board Co. (The)	19,138	1,149,620
FTI Consulting, Inc. (a)	23,177	810,268
Manpowergroup, Inc.	45,230	3,170,623
Towers Watson & Co. - Class A	39,836	3,963,682

		9,094,193

Real Estate Investment Trusts—8.6%
Alexandria Real Estate Equities, Inc.	40,707	3,002,141
American Campus Communities, Inc.	59,532	2,169,942
BioMed Realty Trust, Inc.	110,713	2,236,403
Camden Property Trust	48,546	3,326,857
Corporate Office Properties Trust	49,743	1,279,390
Corrections Corp. of America (b)	66,055	2,269,650

MSF-115

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Duke Realty Corp.	193,556	$3,325,292
Equity One, Inc.	43,556	942,116
Extra Space Storage, Inc.	62,531	3,224,724
Federal Realty Investment Trust (b)	38,420	4,551,233
Highwoods Properties, Inc.	51,266	1,994,248
Home Properties, Inc.	32,413	1,887,733
Hospitality Properties Trust	84,986	2,281,874
Kilroy Realty Corp. (b)	47,191	2,805,033
LaSalle Hotel Properties	59,043	2,021,632
Liberty Property Trust	84,024	2,794,638
Mack-Cali Realty Corp.	47,456	906,884
Mid-America Apartment Communities, Inc.	42,662	2,800,760
National Retail Properties, Inc. (b)	70,962	2,453,156
Omega Healthcare Investors, Inc.	72,188	2,468,108
Potlatch Corp.	23,029	925,996
Rayonier, Inc.	71,793	2,235,634
Realty Income Corp. (b)	126,304	5,151,940
Regency Centers Corp.	52,399	2,820,638
Senior Housing Properties Trust	115,606	2,418,478
SL Green Realty Corp. (b)	54,238	5,495,394
Taubman Centers, Inc.	35,923	2,622,379
UDR, Inc.	142,800	3,891,300
Washington Prime Group, Inc.	88,031	1,538,782
Weingarten Realty Investors (b)	63,807	2,009,921

		77,852,276

Real Estate Management & Development—0.5%
Alexander & Baldwin, Inc.	25,720	925,149
Jones Lang LaSalle, Inc.	25,424	3,212,068

		4,137,217

Road & Rail—1.5%
Con-way, Inc.	32,630	1,549,925
Genesee & Wyoming, Inc. - Class A (a)	28,988	2,762,846
J.B. Hunt Transport Services, Inc.	52,237	3,868,150
Landstar System, Inc.	25,355	1,830,378
Old Dominion Freight Line, Inc. (a)	38,619	2,728,046
Werner Enterprises, Inc. (b)	25,275	636,930

		13,376,275

Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc. (a) (b)	352,891	1,203,358
Atmel Corp. (a) (c)	237,453	1,918,620
Cree, Inc. (a) (b)	68,105	2,788,900
Cypress Semiconductor Corp. (b)	83,123	820,840
Fairchild Semiconductor International, Inc. (a)	68,153	1,058,416
Integrated Device Technology, Inc. (a)	84,418	1,346,467
International Rectifier Corp. (a)	40,584	1,592,516
Intersil Corp. - Class A	73,479	1,044,137
RF Micro Devices, Inc. (a) (b)	163,182	1,883,120
Semtech Corp. (a)	38,214	1,037,510
Silicon Laboratories, Inc. (a)	22,910	931,063
Skyworks Solutions, Inc.	107,527	6,241,942
SunEdison, Inc. (a) (b)	141,872	2,678,543
Teradyne, Inc. (b)	116,122	2,251,606

		26,797,038

Software—4.6%
ACI Worldwide, Inc. (a)	64,722	1,214,185
Advent Software, Inc. (b)	25,156	793,923
ANSYS, Inc. (a)	52,204	3,950,277
Cadence Design Systems, Inc. (a) (b)	164,552	2,831,940
CDK Global, Inc. (a)	90,948	2,782,099
CommVault Systems, Inc. (a)	24,167	1,218,017
Compuware Corp.	124,895	1,325,136
Concur Technologies, Inc. (a) (b)	27,182	3,447,221
FactSet Research Systems, Inc. (b)	22,199	2,697,845
Fair Isaac Corp. (b)	18,240	1,005,024
Fortinet, Inc. (a)	78,049	1,971,908
Informatica Corp. (a)	62,409	2,136,884
Mentor Graphics Corp.	54,819	1,123,515
PTC, Inc. (a)	66,554	2,455,843
Rovi Corp. (a)	53,744	1,061,175
SolarWinds, Inc. (a)	37,213	1,564,807
Solera Holdings, Inc.	38,925	2,193,813
Synopsys, Inc. (a)	88,407	3,509,316
TIBCO Software, Inc. (a)	86,476	2,043,428
Ultimate Software Group, Inc. (The) (a) (b)	16,034	2,268,971

		41,595,327

Specialty Retail—3.9%
Aaron’s, Inc.	36,512	887,972
Abercrombie & Fitch Co. - Class A (b)	40,490	1,471,407
Advance Auto Parts, Inc.	41,402	5,394,680
American Eagle Outfitters, Inc. (b)	99,279	1,441,531
ANN, Inc. (a)	25,953	1,067,447
Ascena Retail Group, Inc. (a)	74,291	988,070
Cabela’s, Inc. (a) (b)	27,011	1,590,948
Chico’s FAS, Inc.	86,685	1,280,337
CST Brands, Inc.	42,903	1,542,363
Dick’s Sporting Goods, Inc. (b)	56,403	2,474,964
Foot Locker, Inc.	81,535	4,537,423
Guess?, Inc.	36,259	796,610
Murphy USA, Inc. (a)	24,385	1,293,868
Office Depot, Inc. (a) (b)	274,492	1,410,889
Rent-A-Center, Inc. (b)	29,985	910,045
Signet Jewelers, Ltd.	45,510	5,184,044
Williams-Sonoma, Inc. (b)	49,658	3,305,733

		35,578,331

Technology Hardware, Storage & Peripherals—1.0%
3D Systems Corp. (a) (b)	58,621	2,718,256
Diebold, Inc. (b)	36,655	1,294,654
Lexmark International, Inc. - Class A (b)	35,326	1,501,355
NCR Corp. (a)	95,314	3,184,441

		8,698,706

Textiles, Apparel & Luxury Goods—1.4%
Carter’s, Inc.	30,151	2,337,306
Deckers Outdoor Corp. (a) (b)	19,647	1,909,295
Hanesbrands, Inc.	56,525	6,073,046
Kate Spade & Co. (a)	71,994	1,888,403

		12,208,050

MSF-116

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.6%
Astoria Financial Corp.	49,704	$615,833
New York Community Bancorp, Inc. (b)	251,136	3,985,528
Washington Federal, Inc.	56,458	1,149,485

		5,750,846

Tobacco—0.1%
Universal Corp. (b)	13,145	583,507

Trading Companies & Distributors—0.8%
GATX Corp. (b)	25,417	1,483,590
MSC Industrial Direct Co., Inc. - Class A	29,037	2,481,502
NOW, Inc. (a) (b)	60,738	1,847,043
Watsco, Inc.	15,471	1,333,291

		7,145,426

Water Utilities—0.3%
Aqua America, Inc.	100,522	2,365,283

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	56,145	1,345,234

Total Common Stocks (Cost $615,426,074)		872,757,210

Investment Company Security—0.6%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $6,052,081)	23,600	5,883,952

Short-Term Investments—20.6%

Discount Notes—2.6%
Federal Home Loan Bank
0.005%, 10/27/14 (d)	225,000	224,999
0.059%, 10/24/14 (d)	8,500,000	8,499,668
0.069%, 11/12/14 (d)	8,025,000	8,024,351
0.072%, 10/29/14 (d)	2,425,000	2,424,862
0.096%, 02/25/15 (d)	3,400,000	3,398,681
Federal National Mortgage Association
0.019%, 12/24/14 (d)	800,000	799,964

		23,372,525

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—17.7%
State Street Navigator Securities Lending MET Portfolio (e)	160,134,328	$160,134,328

U.S. Treasury—0.3%
U.S. Treasury Bills
0.018%, 11/06/14 (d)	225,000	224,996
0.028%, 03/19/15 (d)	2,100,000	2,099,728

		2,324,724

Total Short-Term Investments (Cost $185,831,577)		185,831,577

Total Investments—117.9% (Cost $807,309,732) (f)		1,064,472,739
Other assets and liabilities (net)—(17.9)%		(161,568,980)

Net Assets—100.0%		$902,903,759

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $158,729,477 and the collateral received consisted of cash in the amount of $160,134,328 and non-cash collateral with a value of $4,467,735. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $4,821,550.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2014, the aggregate cost of investments was $807,309,732. The aggregate unrealized appreciation and depreciation of investments were $287,170,329 and $(30,007,322), respectively, resulting in net unrealized appreciation of $257,163,007.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P Midcap 400 E-Mini Index Futures	12/19/14	170	USD	24,216,043	$(1,004,243)

(USD)—	United States Dollar

MSF-117

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$872,757,210	$—	$—	$872,757,210
Total Investment Company Security	5,883,952	—	—	5,883,952
Short-Term Investments
Discount Notes	—	23,372,525	—	23,372,525
Mutual Fund	160,134,328	—	—	160,134,328
U.S. Treasury	—	2,324,724	—	2,324,724
Total Short-Term Investments	160,134,328	25,697,249	—	185,831,577
Total Investments	$1,038,775,490	$25,697,249	$—	$1,064,472,739

Collateral for securities loaned (Liability)	$—	$(160,134,328)	$—	$(160,134,328)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,004,243)	$—	$—	$(1,004,243)

*	See Schedule of Investments for additional detailed categorizations.

MSF-118

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Boeing Co. (The)	243,266	$30,987,223
General Dynamics Corp.	115,286	14,651,698
Honeywell International, Inc.	284,056	26,451,295
L-3 Communications Holdings, Inc.	31,302	3,722,434
Lockheed Martin Corp.	97,928	17,899,280
Northrop Grumman Corp.	75,480	9,945,245
Precision Castparts Corp.	52,080	12,336,710
Raytheon Co.	112,788	11,461,516
Rockwell Collins, Inc. (a)	49,040	3,849,640
Textron, Inc.	101,347	3,647,478
United Technologies Corp.	308,823	32,611,709

		167,564,228

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	53,417	3,542,615
Expeditors International of Washington, Inc.	70,822	2,873,957
FedEx Corp.	96,354	15,556,353
United Parcel Service, Inc. - Class B	255,327	25,096,091

		47,069,016

Airlines—0.3%
Delta Air Lines, Inc.	306,003	11,062,009
Southwest Airlines Co.	248,699	8,398,565

		19,460,574

Auto Components—0.4%
BorgWarner, Inc.	82,911	4,361,948
Delphi Automotive plc	108,763	6,671,522
Goodyear Tire & Rubber Co. (The)	99,936	2,257,055
Johnson Controls, Inc.	241,751	10,637,044

		23,927,569

Automobiles—0.6%
Ford Motor Co.	1,407,844	20,822,013
General Motors Co.	489,287	15,627,827
Harley-Davidson, Inc.	78,937	4,594,133

		41,043,973

Banks—6.0%
Bank of America Corp.	3,817,161	65,082,595
BB&T Corp.	261,202	9,719,326
Citigroup, Inc.	1,100,505	57,028,169
Comerica, Inc.	65,638	3,272,711
Fifth Third Bancorp	302,819	6,062,436
Huntington Bancshares, Inc.	296,564	2,885,568
JPMorgan Chase & Co.	1,365,310	82,246,274
KeyCorp	318,278	4,242,646
M&T Bank Corp. (a)	47,903	5,905,961
PNC Financial Services Group, Inc. (The)	196,220	16,792,508
Regions Financial Corp.	500,385	5,023,865
SunTrust Banks, Inc.	192,724	7,329,294
U.S. Bancorp	654,082	27,360,250
Wells Fargo & Co.	1,724,413	89,445,302
Zions Bancorporation	73,608	2,139,049

		384,535,954

Beverages—2.2%
Brown-Forman Corp. - Class B	57,348	$5,173,936
Coca-Cola Co. (The)	1,432,845	61,125,168
Coca-Cola Enterprises, Inc.	81,997	3,637,387
Constellation Brands, Inc. - Class A (b)	60,825	5,301,507
Dr Pepper Snapple Group, Inc.	70,829	4,555,013
Molson Coors Brewing Co. - Class B	57,782	4,301,292
Monster Beverage Corp. (b)	52,188	4,784,074
PepsiCo, Inc.	546,951	50,915,669

		139,794,046

Biotechnology—2.9%
Alexion Pharmaceuticals, Inc. (b)	71,805	11,906,705
Amgen, Inc.	275,731	38,729,176
Biogen Idec, Inc. (b)	85,719	28,356,702
Celgene Corp. (b)	290,215	27,506,578
Gilead Sciences, Inc. (b)	548,722	58,411,457
Regeneron Pharmaceuticals, Inc. (a) (b)	26,781	9,655,086
Vertex Pharmaceuticals, Inc. (b)	86,422	9,706,055

		184,271,759

Building Products—0.1%
Allegion plc	34,876	1,661,493
Masco Corp.	129,388	3,094,961

		4,756,454

Capital Markets—2.3%
Affiliated Managers Group, Inc. (b)	20,166	4,040,460
Ameriprise Financial, Inc.	67,952	8,383,918
Bank of New York Mellon Corp. (The)	410,758	15,908,657
BlackRock, Inc.	45,793	15,034,758
Charles Schwab Corp. (The)	416,333	12,236,027
E*Trade Financial Corp. (b)	104,801	2,367,455
Franklin Resources, Inc.	142,994	7,808,902
Goldman Sachs Group, Inc. (The)	148,732	27,302,733
Invesco, Ltd.	157,058	6,200,650
Legg Mason, Inc. (a)	36,995	1,892,664
Morgan Stanley	555,889	19,217,083
Northern Trust Corp.	80,384	5,468,524
State Street Corp.	153,733	11,316,286
T. Rowe Price Group, Inc.	95,486	7,486,102

		144,664,219

Chemicals—2.5%
Air Products & Chemicals, Inc.	69,591	9,059,356
Airgas, Inc.	24,349	2,694,217
CF Industries Holdings, Inc.	18,030	5,034,337
Dow Chemical Co. (The)	407,438	21,366,049
E.I. du Pont de Nemours & Co. (a)	332,224	23,840,394
Eastman Chemical Co.	54,133	4,378,818
Ecolab, Inc.	97,887	11,240,364
FMC Corp.	48,337	2,764,393
International Flavors & Fragrances, Inc.	29,461	2,824,721
LyondellBasell Industries NV - Class A	154,356	16,772,323
Monsanto Co.	190,423	21,424,492
Mosaic Co. (The)	115,596	5,133,618

MSF-119

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
PPG Industries, Inc.	50,033	$9,843,493
Praxair, Inc.	106,005	13,674,645
Sherwin-Williams Co. (The)	30,172	6,607,366
Sigma-Aldrich Corp.	43,187	5,873,864

		162,532,450

Commercial Services & Supplies—0.4%
ADT Corp. (The) (a)	63,163	2,239,760
Cintas Corp. (a)	35,070	2,475,591
Pitney Bowes, Inc.	73,618	1,839,714
Republic Services, Inc.	91,671	3,577,002
Stericycle, Inc. (b)	30,785	3,588,300
Tyco International, Ltd.	160,991	7,175,369
Waste Management, Inc.	157,448	7,483,503

		28,379,239

Communications Equipment—1.7%
Cisco Systems, Inc.	1,850,963	46,588,739
F5 Networks, Inc. (b)	26,892	3,193,156
Harris Corp.	38,030	2,525,192
Juniper Networks, Inc.	145,761	3,228,606
Motorola Solutions, Inc.	80,138	5,071,133
QUALCOMM, Inc.	608,381	45,488,647

		106,095,473

Construction & Engineering—0.1%
Fluor Corp.	57,176	3,818,785
Jacobs Engineering Group, Inc. (b)	48,298	2,357,909
Quanta Services, Inc. (b)	78,694	2,855,805

		9,032,499

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	22,348	2,881,551
Vulcan Materials Co.	47,519	2,862,070

		5,743,621

Consumer Finance—0.9%
American Express Co.	326,709	28,600,106
Capital One Financial Corp.	203,754	16,630,401
Discover Financial Services	167,667	10,796,078
Navient Corp.	152,252	2,696,383

		58,722,968

Containers & Packaging—0.2%
Avery Dennison Corp.	34,023	1,519,127
Ball Corp.	50,251	3,179,381
Bemis Co., Inc. (a)	36,255	1,378,415
MeadWestvaco Corp.	61,157	2,503,768
Owens-Illinois, Inc. (b)	59,836	1,558,728
Sealed Air Corp.	76,962	2,684,434

		12,823,853

Distributors—0.1%
Genuine Parts Co.	55,570	4,874,045

Diversified Consumer Services—0.0%
H&R Block, Inc.	99,854	3,096,473

Diversified Financial Services—2.0%
Berkshire Hathaway, Inc. - Class B (b)	661,741	91,412,902
CME Group, Inc.	114,654	9,167,160
Intercontinental Exchange, Inc.	41,179	8,031,964
Leucadia National Corp.	115,045	2,742,673
McGraw Hill Financial, Inc.	98,334	8,304,306
Moody’s Corp.	67,464	6,375,348
NASDAQ OMX Group, Inc. (The)	42,874	1,818,715

		127,853,068

Diversified Telecommunication Services—2.4%
AT&T, Inc.	1,882,470	66,338,243
CenturyLink, Inc.	206,964	8,462,758
Frontier Communications Corp. (a)	363,754	2,368,038
Verizon Communications, Inc.	1,504,681	75,219,003
Windstream Holdings, Inc. (a)	218,765	2,358,287

		154,746,329

Electric Utilities—1.7%
American Electric Power Co., Inc.	177,382	9,261,114
Duke Energy Corp.	256,733	19,195,926
Edison International	118,266	6,613,435
Entergy Corp.	65,196	5,041,607
Exelon Corp. (a)	311,880	10,631,989
FirstEnergy Corp.	152,581	5,122,144
NextEra Energy, Inc.	158,394	14,870,029
Northeast Utilities (a)	114,699	5,081,166
Pepco Holdings, Inc.	91,119	2,438,344
Pinnacle West Capital Corp.	40,077	2,189,807
PPL Corp.	241,164	7,919,826
Southern Co. (The)	325,129	14,191,881
Xcel Energy, Inc. (a)	183,444	5,576,698

		108,133,966

Electrical Equipment—0.6%
AMETEK, Inc.	89,217	4,479,586
Eaton Corp. plc	172,747	10,946,977
Emerson Electric Co.	253,336	15,853,767
Rockwell Automation, Inc.	50,046	5,499,054

		36,779,384

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	56,926	5,684,630
Corning, Inc.	468,630	9,063,304
FLIR Systems, Inc.	51,446	1,612,318
Jabil Circuit, Inc.	72,536	1,463,051
TE Connectivity, Ltd.	148,559	8,213,827

		26,037,130

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	157,916	10,274,015
Cameron International Corp. (b)	73,651	4,888,953
Diamond Offshore Drilling, Inc. (a)	24,393	835,948

MSF-120

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Ensco plc - Class A (a)	84,835	$3,504,534
FMC Technologies, Inc. (b)	85,251	4,629,982
Halliburton Co.	308,734	19,916,430
Helmerich & Payne, Inc.	39,285	3,844,823
Nabors Industries, Ltd.	105,038	2,390,665
National Oilwell Varco, Inc.	156,173	11,884,765
Noble Corp. plc (a)	92,294	2,050,773
Schlumberger, Ltd.	470,594	47,854,704
Transocean, Ltd. (a)	123,581	3,950,885

		116,026,477

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	159,098	19,938,161
CVS Health Corp.	420,389	33,458,761
Kroger Co. (The)	177,473	9,228,596
Safeway, Inc.	83,633	2,868,612
Sysco Corp.	212,990	8,082,970
Wal-Mart Stores, Inc.	573,174	43,830,616
Walgreen Co.	319,445	18,933,505
Whole Foods Market, Inc. (a)	131,128	4,997,288

		141,338,509

Food Products—1.6%
Archer-Daniels-Midland Co.	234,318	11,973,650
Campbell Soup Co. (a)	64,950	2,775,314
ConAgra Foods, Inc.	153,362	5,067,081
General Mills, Inc.	222,334	11,216,750
Hershey Co. (The)	54,161	5,168,584
Hormel Foods Corp.	48,772	2,506,393
J.M. Smucker Co. (The)	36,959	3,658,571
Kellogg Co.	92,812	5,717,219
Keurig Green Mountain, Inc.	44,218	5,754,088
Kraft Foods Group, Inc.	215,606	12,160,178
McCormick & Co., Inc.	47,120	3,152,328
Mead Johnson Nutrition Co.	73,384	7,061,009
Mondelez International, Inc. - Class A	611,961	20,968,844
Tyson Foods, Inc. - Class A	106,318	4,185,740

		101,365,749

Gas Utilities—0.0%
AGL Resources, Inc.	43,369	2,226,564

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	545,828	22,700,987
Baxter International, Inc.	196,622	14,111,561
Becton Dickinson & Co.	69,635	7,925,160
Boston Scientific Corp. (b)	481,219	5,683,197
C.R. Bard, Inc.	27,092	3,866,299
CareFusion Corp. (b)	73,637	3,332,074
Covidien plc	163,984	14,186,256
DENTSPLY International, Inc.	51,464	2,346,759
Edwards Lifesciences Corp. (b)	38,489	3,931,651
Intuitive Surgical, Inc. (b)	13,051	6,027,213
Medtronic, Inc. (a)	355,555	22,026,632
St. Jude Medical, Inc.	103,341	6,213,894
Stryker Corp.	108,563	8,766,462

Health Care Equipment & Supplies—(Continued)
Varian Medical Systems, Inc. (b)	37,461	$3,001,375
Zimmer Holdings, Inc.	61,315	6,165,223

		130,284,743

Health Care Providers & Services—2.1%
Aetna, Inc.	128,716	10,425,996
AmerisourceBergen Corp.	77,376	5,981,165
Cardinal Health, Inc.	122,202	9,155,374
Cigna Corp.	95,763	8,684,746
DaVita HealthCare Partners, Inc. (b)	62,364	4,561,303
Express Scripts Holding Co. (b)	270,591	19,111,842
Humana, Inc.	55,993	7,295,328
Laboratory Corp. of America Holdings (b)	30,818	3,135,732
McKesson Corp.	84,069	16,365,712
Patterson Cos., Inc. (a)	31,411	1,301,358
Quest Diagnostics, Inc. (a)	52,422	3,180,967
Tenet Healthcare Corp. (a) (b)	35,542	2,110,839
UnitedHealth Group, Inc.	352,691	30,419,599
Universal Health Services, Inc. - Class B	33,115	3,460,518
WellPoint, Inc.	99,549	11,908,051

		137,098,530

Health Care Technology—0.1%
Cerner Corp. (a) (b)	110,181	6,563,482

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	163,488	6,567,313
Chipotle Mexican Grill, Inc. (b)	11,259	7,505,137
Darden Restaurants, Inc. (a)	48,028	2,471,521
Marriott International, Inc. - Class A (a)	79,106	5,529,509
McDonald’s Corp.	356,431	33,793,223
Starbucks Corp.	272,679	20,576,357
Starwood Hotels & Resorts Worldwide, Inc.	69,158	5,754,637
Wyndham Worldwide Corp.	45,433	3,691,886
Wynn Resorts, Ltd. (a)	29,431	5,505,952
Yum! Brands, Inc.	159,588	11,487,144

		102,882,679

Household Durables—0.4%
DR Horton, Inc.	120,392	2,470,444
Garmin, Ltd. (a)	44,048	2,290,055
Harman International Industries, Inc.	24,721	2,423,647
Leggett & Platt, Inc. (a)	49,824	1,739,854
Lennar Corp. - Class A (a)	64,560	2,506,865
Mohawk Industries, Inc. (b)	22,473	3,029,810
Newell Rubbermaid, Inc.	99,386	3,419,872
PulteGroup, Inc. (a)	122,818	2,168,966
Whirlpool Corp.	28,311	4,123,497

		24,173,010

Household Products—1.9%
Clorox Co. (The) (a)	46,770	4,491,791
Colgate-Palmolive Co.	311,632	20,324,639
Kimberly-Clark Corp.	135,730	14,600,476
Procter & Gamble Co. (The)	982,853	82,304,110

		121,721,016

MSF-121

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	241,536	$3,424,980
NRG Energy, Inc.	122,585	3,736,391

		7,161,371

Industrial Conglomerates—2.3%
3M Co.	235,207	33,324,128
Danaher Corp.	221,277	16,812,626
General Electric Co.	3,642,214	93,313,523
Roper Industries, Inc.	36,312	5,312,082

		148,762,359

Insurance—2.8%
ACE, Ltd.	121,856	12,779,039
Aflac, Inc.	164,451	9,579,271
Allstate Corp. (The)	157,320	9,654,728
American International Group, Inc.	517,945	27,979,389
Aon plc	105,432	9,243,224
Assurant, Inc.	25,910	1,666,013
Chubb Corp. (The)	87,293	7,950,646
Cincinnati Financial Corp.	53,463	2,515,434
Genworth Financial, Inc. - Class A (b)	180,261	2,361,419
Hartford Financial Services Group, Inc. (The)	162,545	6,054,801
Lincoln National Corp.	94,767	5,077,616
Loews Corp.	110,670	4,610,512
Marsh & McLennan Cos., Inc.	197,582	10,341,442
MetLife, Inc. (c)	408,264	21,931,942
Principal Financial Group, Inc. (a)	99,217	5,205,916
Progressive Corp. (The)	195,375	4,939,080
Prudential Financial, Inc.	166,976	14,683,870
Torchmark Corp.	47,402	2,482,443
Travelers Cos., Inc. (The)	123,070	11,561,196
Unum Group	92,490	3,179,806
XL Group plc	96,373	3,196,692

		176,994,479

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (b)	137,526	44,343,884
Expedia, Inc.	36,011	3,155,284
Netflix, Inc. (b)	21,813	9,841,589
Priceline Group, Inc. (The) (b)	19,033	22,051,253
TripAdvisor, Inc. (a) (b)	40,427	3,695,836

		83,087,846

Internet Software & Services—3.4%
Akamai Technologies, Inc. (b)	64,671	3,867,326
eBay, Inc. (b)	409,999	23,218,243
Facebook, Inc. - Class A (b)	707,846	55,948,148
Google, Inc. - Class A (b) (d)	103,125	60,679,781
Google, Inc. - Class C (b) (d)	103,116	59,535,054
VeriSign, Inc. (a) (b)	40,843	2,251,266
Yahoo!, Inc. (b)	335,759	13,682,179

		219,181,997

IT Services—3.3%
Accenture plc - Class A	229,135	18,633,258
Alliance Data Systems Corp. (b)	20,156	5,004,130
Automatic Data Processing, Inc.	174,567	14,503,026
Cognizant Technology Solutions Corp. - Class A (b)	220,670	9,879,396
Computer Sciences Corp.	52,657	3,219,976
Fidelity National Information Services, Inc.	103,604	5,832,905
Fiserv, Inc. (b)	90,464	5,847,141
International Business Machines Corp.	336,769	63,928,859
MasterCard, Inc. - Class A	357,283	26,410,359
Paychex, Inc.	118,621	5,243,048
Teradata Corp. (a) (b)	56,263	2,358,545
Total System Services, Inc. (a)	59,986	1,857,167
Visa, Inc. - Class A	178,694	38,127,939
Western Union Co. (The) (a)	192,301	3,084,508
Xerox Corp.	393,468	5,205,582

		209,135,839

Leisure Products—0.1%
Hasbro, Inc. (a)	41,647	2,290,377
Mattel, Inc.	122,635	3,758,763

		6,049,140

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	121,062	6,898,113
PerkinElmer, Inc.	40,988	1,787,077
Thermo Fisher Scientific, Inc.	144,811	17,623,499
Waters Corp. (b)	30,478	3,020,979

		29,329,668

Machinery—1.5%
Caterpillar, Inc.	227,903	22,569,234
Cummins, Inc.	62,086	8,194,110
Deere & Co. (a)	130,103	10,667,145
Dover Corp.	60,456	4,856,430
Flowserve Corp.	49,658	3,501,882
Illinois Tool Works, Inc.	132,416	11,178,559
Ingersoll-Rand plc	97,103	5,472,725
Joy Global, Inc. (a)	35,637	1,943,642
PACCAR, Inc.	128,778	7,324,249
Pall Corp.	38,769	3,244,965
Parker-Hannifin Corp.	54,012	6,165,470
Pentair plc	69,898	4,577,620
Snap-on, Inc.	21,095	2,554,183
Stanley Black & Decker, Inc.	56,726	5,036,702
Xylem, Inc.	66,311	2,353,377

		99,640,293

Media—3.5%
Cablevision Systems Corp. - Class A (a)	78,735	1,378,650
CBS Corp. - Class B	175,932	9,412,362
Comcast Corp. - Class A	939,457	50,523,997
DIRECTV (b)	182,303	15,772,856
Discovery Communications, Inc. - Class A (a) (b)	53,707	2,030,125
Discovery Communications, Inc. - Class C (b)	99,191	3,697,840

MSF-122

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Gannett Co., Inc. (a)	81,907	$2,430,181
Interpublic Group of Cos., Inc. (The)	152,963	2,802,282
News Corp. - Class A (b)	180,758	2,955,393
Omnicom Group, Inc.	91,168	6,277,829
Scripps Networks Interactive, Inc. - Class A (a)	37,639	2,939,230
Time Warner Cable, Inc.	101,134	14,511,718
Time Warner, Inc.	310,297	23,337,437
Twenty-First Century Fox, Inc. - Class A	683,674	23,443,181
Viacom, Inc. - Class B	138,200	10,633,108
Walt Disney Co. (The)	573,243	51,035,824

		223,182,013

Metals & Mining—0.5%
Alcoa, Inc.	426,994	6,870,334
Allegheny Technologies, Inc. (a)	39,464	1,464,114
Freeport-McMoRan, Inc.	377,164	12,314,405
Newmont Mining Corp.	181,044	4,173,064
Nucor Corp.	115,737	6,282,204

		31,104,121

Multi-Utilities—1.1%
Ameren Corp.	88,074	3,375,876
CenterPoint Energy, Inc.	156,011	3,817,589
CMS Energy Corp.	99,811	2,960,394
Consolidated Edison, Inc. (a)	106,314	6,023,751
Dominion Resources, Inc.	211,503	14,612,742
DTE Energy Co.	64,247	4,887,912
Integrys Energy Group, Inc. (a)	29,026	1,881,465
NiSource, Inc.	114,457	4,690,448
PG&E Corp. (a)	171,118	7,707,155
Public Service Enterprise Group, Inc.	183,647	6,839,014
SCANA Corp. (a)	51,563	2,558,041
Sempra Energy	83,902	8,841,593
TECO Energy, Inc. (a)	84,683	1,471,791
Wisconsin Energy Corp. (a)	81,861	3,520,023

		73,187,794

Multiline Retail—0.7%
Dollar General Corp. (b)	110,130	6,730,044
Dollar Tree, Inc. (b)	74,640	4,185,065
Family Dollar Stores, Inc.	34,745	2,683,704
Kohl’s Corp. (a)	74,292	4,534,041
Macy’s, Inc.	128,182	7,457,629
Nordstrom, Inc.	51,738	3,537,327
Target Corp.	230,033	14,418,468

		43,546,278

Oil, Gas & Consumable Fuels—7.8%
Anadarko Petroleum Corp.	183,660	18,630,470
Apache Corp.	138,834	13,032,348
Cabot Oil & Gas Corp.	151,473	4,951,652
Chesapeake Energy Corp.	188,503	4,333,684
Chevron Corp.	689,295	82,246,679
Cimarex Energy Co.	31,588	3,996,830
ConocoPhillips	446,322	34,152,560

Oil, Gas & Consumable Fuels—(Continued)
CONSOL Energy, Inc.	83,548	3,163,127
Denbury Resources, Inc. (a)	127,877	1,921,991
Devon Energy Corp.	139,589	9,517,178
EOG Resources, Inc.	198,722	19,677,452
EQT Corp.	54,994	5,034,151
Exxon Mobil Corp.	1,548,044	145,593,538
Hess Corp.	94,946	8,955,307
Kinder Morgan, Inc.	238,797	9,155,477
Marathon Oil Corp.	244,831	9,203,197
Marathon Petroleum Corp.	102,844	8,707,802
Murphy Oil Corp.	60,589	3,448,120
Newfield Exploration Co. (b)	49,603	1,838,783
Noble Energy, Inc.	130,765	8,939,095
Occidental Petroleum Corp.	282,998	27,210,258
ONEOK, Inc.	75,503	4,949,222
Phillips 66	202,872	16,495,522
Pioneer Natural Resources Co.	51,944	10,231,410
QEP Resources, Inc.	60,141	1,851,140
Range Resources Corp.	61,236	4,152,413
Southwestern Energy Co. (b)	128,190	4,480,241
Spectra Energy Corp.	243,528	9,560,909
Tesoro Corp.	46,549	2,838,558
Valero Energy Corp.	191,645	8,867,414
Williams Cos., Inc. (The)	244,140	13,513,149

		500,649,677

Paper & Forest Products—0.1%
International Paper Co.	155,005	7,399,939

Personal Products—0.1%
Avon Products, Inc. (a)	157,763	1,987,814
Estee Lauder Cos., Inc. (The) - Class A	81,663	6,101,859

		8,089,673

Pharmaceuticals—6.2%
AbbVie, Inc. (a)	577,772	33,372,111
Actavis plc (b)	95,925	23,144,784
Allergan, Inc.	107,875	19,222,246
Bristol-Myers Squibb Co.	601,804	30,800,329
Eli Lilly & Co.	356,904	23,145,224
Hospira, Inc. (b)	61,248	3,186,734
Johnson & Johnson	1,023,738	109,120,233
Mallinckrodt plc (a) (b)	41,116	3,706,607
Merck & Co., Inc.	1,047,095	62,071,792
Mylan, Inc. (b)	135,775	6,176,405
Perrigo Co. plc	48,575	7,295,479
Pfizer, Inc.	2,301,674	68,060,500
Zoetis, Inc.	181,928	6,722,240

		396,024,684

Professional Services—0.2%
Dun & Bradstreet Corp. (The) (a)	13,202	1,550,839
Equifax, Inc.	44,204	3,303,807
Nielsen NV	110,434	4,895,539
Robert Half International, Inc.	49,905	2,445,345

		12,195,530

MSF-123

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—2.2%
American Tower Corp.	143,797	$13,463,713
Apartment Investment & Management Co. - Class A	53,032	1,687,478
AvalonBay Communities, Inc.	47,620	6,712,991
Boston Properties, Inc.	55,573	6,433,131
Crown Castle International Corp.	121,188	9,759,270
Equity Residential	131,309	8,086,008
Essex Property Trust, Inc.	23,045	4,119,294
General Growth Properties, Inc.	227,782	5,364,266
HCP, Inc.	166,547	6,613,581
Health Care REIT, Inc.	117,625	7,336,271
Host Hotels & Resorts, Inc.	274,761	5,860,652
Iron Mountain, Inc. (a)	62,387	2,036,936
Kimco Realty Corp.	149,196	3,268,884
Macerich Co. (The)	51,070	3,259,798
Plum Creek Timber Co., Inc.	64,294	2,508,109
Prologis, Inc.	181,492	6,842,249
Public Storage	52,640	8,729,818
Simon Property Group, Inc.	112,805	18,547,398
Ventas, Inc.	106,841	6,618,800
Vornado Realty Trust	63,352	6,332,666
Weyerhaeuser Co.	191,769	6,109,760

		139,691,073

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (b)	101,266	3,011,651

Road & Rail—1.0%
CSX Corp.	362,835	11,632,490
Kansas City Southern (a)	40,051	4,854,181
Norfolk Southern Corp.	112,351	12,538,372
Ryder System, Inc.	19,263	1,733,092
Union Pacific Corp.	325,758	35,318,682

		66,076,817

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.	112,156	4,012,942
Analog Devices, Inc.	114,056	5,644,631
Applied Materials, Inc.	442,265	9,557,347
Avago Technologies, Ltd.	91,371	7,949,277
Broadcom Corp. - Class A	195,220	7,890,792
First Solar, Inc. (a) (b)	27,277	1,795,099
Intel Corp.	1,797,167	62,577,355
KLA-Tencor Corp.	60,027	4,728,927
Lam Research Corp.	58,832	4,394,750
Linear Technology Corp.	86,577	3,843,153
Microchip Technology, Inc. (a)	72,743	3,435,652
Micron Technology, Inc. (b)	388,698	13,316,794
NVIDIA Corp.	186,874	3,447,825
Texas Instruments, Inc.	387,513	18,480,495
Xilinx, Inc.	97,456	4,127,262

		155,202,301

Software—3.8%
Adobe Systems, Inc. (b)	171,515	11,867,123
Autodesk, Inc. (b)	82,484	4,544,869

Software—(Continued)
CA, Inc.	116,318	3,249,925
Citrix Systems, Inc. (b)	59,701	4,259,069
Electronic Arts, Inc. (b)	113,475	4,040,845
Intuit, Inc.	103,048	9,032,157
Microsoft Corp.	2,990,989	138,662,250
Oracle Corp.	1,180,471	45,188,430
Red Hat, Inc. (b)	68,640	3,854,136
Salesforce.com, Inc. (b)	208,963	12,021,641
Symantec Corp.	250,633	5,892,382

		242,612,827

Specialty Retail—2.1%
AutoNation, Inc. (a) (b)	28,398	1,428,703
AutoZone, Inc. (b)	11,834	6,031,317
Bed Bath & Beyond, Inc. (a) (b)	73,307	4,825,800
Best Buy Co., Inc.	105,333	3,538,136
CarMax, Inc. (a) (b)	79,580	3,696,491
GameStop Corp. - Class A (a)	40,897	1,684,956
Gap, Inc. (The)	99,446	4,145,904
Home Depot, Inc. (The)	488,557	44,820,219
L Brands, Inc.	89,141	5,970,664
Lowe’s Cos., Inc.	358,311	18,961,818
O’Reilly Automotive, Inc. (b)	37,667	5,663,610
PetSmart, Inc.	36,056	2,527,165
Ross Stores, Inc.	76,167	5,756,702
Staples, Inc. (a)	233,839	2,829,452
Tiffany & Co. (a)	40,832	3,932,530
TJX Cos., Inc. (The)	251,531	14,883,089
Tractor Supply Co. (a)	49,975	3,073,962
Urban Outfitters, Inc. (a) (b)	37,059	1,360,065

		135,130,583

Technology Hardware, Storage & Peripherals—4.5%
Apple, Inc.	2,173,541	218,984,256
EMC Corp.	736,384	21,546,596
Hewlett-Packard Co.	677,440	24,028,797
NetApp, Inc.	115,886	4,978,462
SanDisk Corp.	81,393	7,972,444
Seagate Technology plc (a)	118,629	6,793,883
Western Digital Corp.	79,847	7,770,710

		292,075,148

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	99,688	3,549,890
Fossil Group, Inc. (b)	16,901	1,587,004
Michael Kors Holdings, Ltd. (b)	74,505	5,318,912
NIKE, Inc. - Class B	255,299	22,772,671
PVH Corp.	29,908	3,623,354
Ralph Lauren Corp.	22,028	3,628,672
Under Armour, Inc. - Class A (a) (b)	60,386	4,172,672
VF Corp.	125,188	8,266,164

		52,919,339

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	174,662	1,697,715

MSF-124

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—(Continued)
People’s United Financial, Inc. (a)	112,637	$1,629,857

		3,327,572

Tobacco—1.5%
Altria Group, Inc.	719,973	33,075,560
Lorillard, Inc.	130,683	7,829,218
Philip Morris International, Inc.	567,039	47,291,053
Reynolds American, Inc.	111,853	6,599,327

		94,795,158

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	99,106	4,449,859
United Rentals, Inc. (b)	34,814	3,867,835
Veritiv Corp. (b)	4	200
WW Grainger, Inc. (a)	22,096	5,560,459

		13,878,353

Total Common Stocks (Cost $3,715,085,226)		6,359,062,572

Investment Company Security—0.4%
SPDR S&P 500 ETF Trust (Cost $23,717,459)	122,100	24,056,142

Short-Term Investments—4.8%

Discount Notes—0.3%
Federal Home Loan Bank
0.005%, 10/24/14 (e)	7,500,000	7,499,976
0.005%, 10/27/14 (e)	750,000	749,997
0.020%, 12/19/14 (e)	2,200,000	2,199,903
0.055%, 11/12/14 (e)	3,925,000	3,924,746
0.060%, 11/26/14 (e)	1,625,000	1,624,848
0.067%, 12/03/14 (e)	4,350,000	4,349,490
0.081%, 03/03/15 (e)	775,000	774,737
Federal Home Loan Mortgage Corp.
0.085%, 01/13/15 (e)	2,225,000	2,224,454
Federal National Mortgage Association
0.019%, 12/24/14 (e)	475,000	474,979

		23,823,130

Mutual Fund—4.4%
State Street Navigator Securities Lending MET Portfolio (f)	281,212,694	281,212,694

U.S. Treasury—0.1%
U.S. Treasury Bills
0.020%, 11/06/14 (a) (e)	6,225,000	6,224,876
0.036%, 03/19/15 (a) (e)	875,000	874,854

		7,099,730

Total Short-Term Investments (Cost $312,135,554)		312,135,554

Total Investments—104.2% (Cost $4,050,938,239) (g)		6,695,254,268
Other assets and liabilities (net)—(4.2)%		(272,118,317)

Net Assets—100.0%		$6,423,135,951

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $274,979,621 and the collateral received consisted of cash in the amount of $281,212,694 and non-cash collateral with a value of $1,266,164. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $23,315,400.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of September 30, 2014, the aggregate cost of investments was $4,050,938,239. The aggregate unrealized appreciation and depreciation of investments were $2,699,268,368 and $(54,952,339), respectively, resulting in net unrealized appreciation of $2,644,316,029.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 Index Futures	12/18/14	68	USD	33,874,385	$(460,885)

(USD)—	United States Dollar

MSF-125

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,359,062,572	$—	$—	$6,359,062,572
Total Investment Company Security	24,056,142	—	—	24,056,142
Short-Term Investments
Discount Notes	—	23,823,130	—	23,823,130
Mutual Fund	281,212,694	—	—	281,212,694
U.S. Treasury	—	7,099,730	—	7,099,730
Total Short-Term Investments	281,212,694	30,922,860	—	312,135,554
Total Investments	$6,664,331,408	$30,922,860	$—	$6,695,254,268

Collateral for securities loaned (Liability)	$—	$(281,212,694)	$—	$(281,212,694)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(460,885)	$—	$—	$(460,885)

*	See Schedule of Investments for additional detailed categorizations.

MSF-126

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—60.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
General Dynamics Corp.	11,630	$1,478,057
Honeywell International, Inc.	77,207	7,189,516
Lockheed Martin Corp.	53,613	9,799,384
Northrop Grumman Corp.	24,067	3,171,068
Precision Castparts Corp.	3,621	857,742
United Technologies Corp.	76,274	8,054,534

		30,550,301

Air Freight & Logistics—0.4%
United Parcel Service, Inc. - Class B	45,236	4,446,246

Airlines—0.1%
Copa Holdings S.A. - Class A (a)	6,586	706,612

Auto Components—1.1%
Delphi Automotive plc	60,787	3,728,675
Johnson Controls, Inc.	91,144	4,010,336
Magna International, Inc.	33,107	3,142,349

		10,881,360

Automobiles—0.1%
General Motors Co.	39,795	1,271,052

Banks—5.8%
Bank of America Corp.	158,871	2,708,751
BB&T Corp.	44,318	1,649,073
BOC Hong Kong Holdings, Ltd.	201,000	641,309
Citigroup, Inc.	30,698	1,590,770
HSBC Holdings plc	113,599	1,156,137
JPMorgan Chase & Co.	392,105	23,620,405
Mizuho Financial Group, Inc. (a)	721,100	1,288,763
PNC Financial Services Group, Inc. (The)	31,807	2,722,043
Sumitomo Mitsui Financial Group, Inc. (a)	25,700	1,048,756
SunTrust Banks, Inc.	22,819	867,807
U.S. Bancorp	78,402	3,279,556
Wells Fargo & Co.	321,371	16,669,514

		57,242,884

Beverages—0.7%
Coca-Cola Co. (The)	29,389	1,253,735
Diageo plc	149,446	4,321,078
Dr Pepper Snapple Group, Inc.	17,727	1,140,023

		6,714,836

Capital Markets—2.7%
Bank of New York Mellon Corp. (The)	161,984	6,273,640
BlackRock, Inc.	10,478	3,440,137
Franklin Resources, Inc.	77,458	4,229,982
Goldman Sachs Group, Inc. (The)	38,096	6,993,283
Morgan Stanley	51,363	1,775,619
State Street Corp.	57,871	4,259,884

		26,972,545

Chemicals—1.0%
Celanese Corp. - Series A (a)	20,978	1,227,633
FMC Corp.	10,508	600,952

Chemicals—(Continued)
LyondellBasell Industries NV - Class A	14,204	1,543,407
PPG Industries, Inc.	28,060	5,520,524
Praxair, Inc.	7,349	948,021
Valspar Corp. (The)	2,490	196,685

		10,037,222

Commercial Services & Supplies—0.3%
Tyco International, Ltd.	72,195	3,217,731

Construction & Engineering—0.1%
Fluor Corp.	11,732	783,580

Consumer Finance—0.4%
American Express Co.	13,045	1,141,959
Discover Financial Services	38,258	2,463,433

		3,605,392

Containers & Packaging—0.2%
Crown Holdings, Inc. (b)	20,483	911,903
Packaging Corp. of America	12,981	828,448

		1,740,351

Diversified Financial Services—0.2%
McGraw Hill Financial, Inc.	10,185	860,123
Moody’s Corp.	2,121	200,435
NASDAQ OMX Group, Inc. (The)	29,545	1,253,299

		2,313,857

Diversified Telecommunication Services—2.0%
AT&T, Inc.	46,497	1,638,554
Bezeq The Israeli Telecommunication Corp., Ltd.	125,260	216,328
CenturyLink, Inc.	44,972	1,838,905
Frontier Communications Corp. (a)	593,625	3,864,499
TDC A/S	163,806	1,240,188
Telecom Italia S.p.A. - Risparmio Shares	917,670	813,300
Telefonica Brasil S.A. (ADR)	42,495	836,302
Verizon Communications, Inc.	169,559	8,476,254
Windstream Holdings, Inc. (a)	62,150	669,977

		19,594,307

Electric Utilities—0.9%
American Electric Power Co., Inc.	47,763	2,493,706
Duke Energy Corp.	20,681	1,546,319
Edison International	25,535	1,427,917
PPL Corp.	113,475	3,726,519

		9,194,461

Electrical Equipment—0.3%
Eaton Corp. plc	47,158	2,988,402

Electronic Equipment, Instruments & Components—0.1%
Hoya Corp.	32,500	1,092,315

MSF-127

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.4%
Ensco plc - Class A (a)	68,434	$2,827,008
Schlumberger, Ltd.	10,262	1,043,543

		3,870,551

Food & Staples Retailing—1.5%
CVS Health Corp.	127,186	10,122,734
Kroger Co. (The)	82,914	4,311,528

		14,434,262

Food Products—1.9%
Danone S.A.	37,475	2,501,836
General Mills, Inc.	117,369	5,921,266
Ingredion, Inc.	11,401	864,082
Kellogg Co.	9,149	563,578
Kraft Foods Group, Inc.	5,982	337,385
Marine Harvest ASA (a)	77,286	1,082,531
Mondelez International, Inc. - Class A	32,295	1,106,588
Nestle S.A.	82,169	6,027,071

		18,404,337

Health Care Equipment & Supplies—1.5%
Abbott Laboratories	121,664	5,060,006
Covidien plc	35,185	3,043,854
Medtronic, Inc.	56,914	3,525,822
St. Jude Medical, Inc.	52,072	3,131,090

		14,760,772

Health Care Providers & Services—0.6%
AmerisourceBergen Corp.	15,272	1,180,526
Cardinal Health, Inc.	9,771	732,043
Express Scripts Holding Co. (b)	44,359	3,133,076
Health Net, Inc. (b)	16,536	762,475
Quest Diagnostics, Inc. (a)	3,216	195,147

		6,003,267

Hotels, Restaurants & Leisure—0.7%
Hilton Worldwide Holdings, Inc. (b)	31,646	779,441
McDonald’s Corp.	30,964	2,935,697
Wynn Resorts, Ltd.	7,226	1,351,840
Yum! Brands, Inc.	23,240	1,672,815

		6,739,793

Household Products—0.7%
Procter & Gamble Co. (The)	65,157	5,456,247
Reckitt Benckiser Group plc	13,477	1,166,500

		6,622,747

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	41,287	1,258,428

Industrial Conglomerates—1.6%
3M Co.	53,686	7,606,232
Danaher Corp.	95,355	7,245,073
Siemens AG	12,405	1,478,508

		16,329,813

Insurance—3.7%
ACE, Ltd.	53,955	5,658,261
American International Group, Inc.	15,350	829,207
Aon plc	41,215	3,613,319
Chubb Corp. (The)	25,249	2,299,679
Delta Lloyd NV	87,745	2,106,554
Everest Re Group, Ltd.	9,484	1,536,503
Prudential Financial, Inc.	72,475	6,373,451
Travelers Cos., Inc. (The)	101,991	9,581,035
Validus Holdings, Ltd.	64,759	2,534,667
Zurich Insurance Group AG (b)	7,908	2,351,522

		36,884,198

Internet Software & Services—0.9%
Facebook, Inc. - Class A (b)	74,632	5,898,913
Google, Inc. - Class A (b)	2,529	1,488,089
Google, Inc. - Class C (b)	2,529	1,460,144

		8,847,146

IT Services—1.9%
Accenture plc - Class A (a)	81,982	6,666,776
Fidelity National Information Services, Inc.	16,758	943,476
Fiserv, Inc. (b)	20,433	1,320,687
International Business Machines Corp.	35,848	6,805,026
Visa, Inc. - Class A	11,611	2,477,439
Western Union Co. (The) (a)	32,303	518,140

		18,731,544

Leisure Products—0.2%
Hasbro, Inc. (a)	32,900	1,809,336
Mattel, Inc.	9,299	285,014

		2,094,350

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	44,046	5,360,398

Machinery—1.0%
Caterpillar, Inc.	7,800	772,434
Cummins, Inc.	22,325	2,946,454
Illinois Tool Works, Inc.	28,763	2,428,172
Pentair plc	27,988	1,832,934
Stanley Black & Decker, Inc.	23,761	2,109,739

		10,089,733

Media—3.1%
Comcast Corp. - Special Class A (a)	174,089	9,313,762
Omnicom Group, Inc.	46,941	3,232,357
Time Warner Cable, Inc.	34,416	4,938,352
Time Warner, Inc.	58,678	4,413,172
Time, Inc. (b)	2,265	53,069
Twenty-First Century Fox, Inc. - Class A	45,027	1,543,976
Viacom, Inc. - Class B	19,071	1,467,323
Walt Disney Co. (The)	58,412	5,200,420

		30,162,431

MSF-128

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.4%
Rio Tinto plc	45,384	$2,228,263
Vale S.A. (ADR) (a)	123,403	1,358,667

		3,586,930

Multi-Utilities—0.6%
E.ON SE	98,059	1,795,084
GDF Suez	86,993	2,175,757
PG&E Corp.	29,633	1,334,670
Public Service Enterprise Group, Inc.	29,010	1,080,332

		6,385,843

Multiline Retail—1.5%
Kohl’s Corp. (a)	98,005	5,981,245
Macy’s, Inc.	60,989	3,548,340
Target Corp.	83,154	5,212,093

		14,741,678

Oil, Gas & Consumable Fuels—4.9%
Anadarko Petroleum Corp.	27,504	2,790,006
Apache Corp.	35,157	3,300,188
Canadian Natural Resources, Ltd.	25,657	996,518
Chevron Corp.	66,818	7,972,724
EOG Resources, Inc.	8,037	795,824
EQT Corp.	15,982	1,462,992
Exxon Mobil Corp.	132,488	12,460,496
Marathon Petroleum Corp.	16,030	1,357,260
Noble Energy, Inc.	44,011	3,008,592
Occidental Petroleum Corp.	45,661	4,390,305
Petroleo Brasileiro S.A. (ADR)	92,762	1,381,226
Royal Dutch Shell plc - A Shares	78,430	2,991,488
Valero Energy Corp.	51,967	2,404,513
Williams Cos., Inc. (The)	47,727	2,641,690

		47,953,822

Pharmaceuticals—5.3%
Actavis plc (b)	7,275	1,755,312
Bayer AG	9,355	1,310,199
Bristol-Myers Squibb Co.	98,961	5,064,824
Eli Lilly & Co.	51,894	3,365,326
GlaxoSmithKline plc	102,525	2,346,592
Johnson & Johnson	141,084	15,038,144
Merck & Co., Inc.	81,584	4,836,300
Novartis AG	7,149	673,279
Pfizer, Inc.	489,283	14,468,098
Roche Holding AG	2,052	607,601
Valeant Pharmaceuticals International, Inc. (b)	11,004	1,443,725
Zoetis, Inc.	34,928	1,290,590

		52,199,990

Professional Services—0.1%
Adecco S.A. (b)	14,730	993,905

Real Estate Investment Trusts—0.6%
Annaly Capital Management, Inc.	54,339	580,341
Corio NV	10,244	501,446
EPR Properties (a)	14,772	748,645

Real Estate Investment Trusts—(Continued)
Medical Properties Trust, Inc. (a)	61,923	$759,176
Starwood Property Trust, Inc. (a)	43,491	955,062
Washington Prime Group, Inc.	113,282	1,980,169

		5,524,839

Road & Rail—0.3%
Canadian National Railway Co.	21,270	1,509,319
Union Pacific Corp.	10,544	1,143,181

		2,652,500

Semiconductors & Semiconductor Equipment—1.5%
Broadcom Corp. - Class A	110,389	4,461,923
Intel Corp.	38,306	1,333,815
Microchip Technology, Inc. (a)	101,180	4,778,732
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	68,331	1,378,920
Texas Instruments, Inc.	52,573	2,507,206

		14,460,596

Software—1.3%
Aspen Technology, Inc. (b)	21,747	820,297
CA, Inc.	40,155	1,121,931
Citrix Systems, Inc. (b)	28,889	2,060,941
Microsoft Corp.	69,815	3,236,624
Oracle Corp.	113,633	4,349,871
Symantec Corp.	63,640	1,496,176

		13,085,840

Specialty Retail—0.3%
Advance Auto Parts, Inc.	8,944	1,165,403
Bed Bath & Beyond, Inc. (a) (b)	7,545	496,687
Staples, Inc. (a)	127,794	1,546,308

		3,208,398

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	16,461	1,658,446
EMC Corp.	36,566	1,069,921
Hewlett-Packard Co.	59,506	2,110,678

		4,839,045

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc.	14,772	1,587,104

Tobacco—2.7%
Altria Group, Inc.	82,365	3,783,848
Imperial Tobacco Group plc	9,538	410,287
Japan Tobacco, Inc. (a)	65,700	2,138,550
Lorillard, Inc.	86,469	5,180,358
Philip Morris International, Inc.	184,028	15,347,935

		26,860,978

Wireless Telecommunication Services—0.1%
Vodafone Group plc	339,842	1,120,230

Total Common Stocks (Cost $427,957,978)		593,148,922

MSF-129

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—25.4%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—12.3%
Fannie Mae 15 Yr. Pool 2.500%, 02/01/28	428,071	$433,070
2.500%, 05/01/28	257,617	260,626
3.000%, 03/01/27	179,865	185,893
3.000%, 04/01/27	540,859	558,986
3.000%, TBA (c)	4,000,000	4,120,000
4.500%, 04/01/18	32,516	34,332
4.500%, 06/01/18	85,027	89,819
4.500%, 07/01/18	72,358	76,424
4.500%, 03/01/19	115,323	122,010
4.500%, 06/01/19	75,022	79,368
4.500%, 04/01/20	74,887	79,657
4.500%, 07/01/20	39,056	41,362
5.000%, 11/01/17	68,444	72,257
5.000%, 02/01/18	197,315	208,279
5.000%, 07/01/19	157,706	168,093
5.000%, 07/01/20	115,495	122,014
5.000%, 12/01/20	185,970	198,291
5.500%, 11/01/17	110,441	116,927
5.500%, 12/01/17	15,778	16,707
5.500%, 01/01/18	83,989	88,902
5.500%, 02/01/18	66,651	70,539
5.500%, 06/01/19	164,181	175,914
5.500%, 07/01/19	129,514	138,121
5.500%, 08/01/19	41,029	43,861
5.500%, 09/01/19	143,634	153,403
5.500%, 01/01/21	66,080	72,384
5.500%, 03/01/21	20,895	22,892
6.000%, 07/01/16	22,103	22,659
6.000%, 01/01/17	18,438	19,005
6.000%, 02/01/17	45,229	47,169
6.000%, 08/01/17	7,266	7,597
6.000%, 09/01/17	67,259	70,003
6.000%, 03/01/18	7,442	7,811
6.000%, 11/01/18	42,342	44,445
6.000%, 01/01/21	76,747	81,917
6.000%, 05/01/21	28,534	30,280
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	39,169	44,231
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	122,135	125,006
3.500%, 01/01/42	1,080,918	1,109,021
3.500%, 04/01/43	1,224,630	1,253,642
3.500%, 05/01/43	2,501,888	2,560,696
3.500%, 06/01/43	809,890	828,927
3.500%, 07/01/43	2,004,099	2,051,206
3.500%, 09/01/43	3,161,650	3,235,966
4.000%, 02/01/41	248,470	262,205
4.000%, TBA (c)	15,378,000	16,202,869
4.500%, 08/01/33	361,318	391,287
4.500%, 03/01/34	1,099,927	1,195,669
4.500%, 08/01/40	88,061	95,614
4.500%, 02/01/41	493,086	535,923
4.500%, 04/01/41	520,634	565,718
4.500%, 04/01/44	4,280,749	4,625,463
4.500%, TBA (c)	1,130,000	1,219,164

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 11/01/33	197,253	218,158
5.000%, 03/01/34	166,540	184,218
5.000%, 05/01/34	73,393	81,172
5.000%, 08/01/34	72,409	80,067
5.000%, 09/01/34	267,573	295,974
5.000%, 06/01/35	186,125	205,435
5.000%, 07/01/35	560,258	618,521
5.000%, 08/01/35	182,569	201,929
5.000%, 09/01/35	131,069	144,988
5.000%, 10/01/35	524,949	580,420
5.000%, 07/01/39	592,528	659,258
5.000%, 10/01/39	384,725	427,432
5.000%, 11/01/39	142,337	158,438
5.000%, 11/01/40	174,609	193,712
5.000%, 01/01/41	78,496	86,616
5.000%, 03/01/41	122,167	135,855
5.500%, 02/01/33	89,168	99,594
5.500%, 05/01/33	15,678	17,605
5.500%, 06/01/33	303,459	340,603
5.500%, 11/01/33	202,631	227,517
5.500%, 12/01/33	33,819	37,632
5.500%, 01/01/34	160,692	180,211
5.500%, 02/01/34	309,343	347,256
5.500%, 03/01/34	72,266	80,813
5.500%, 04/01/34	100,201	112,608
5.500%, 05/01/34	559,686	632,317
5.500%, 06/01/34	660,599	741,611
5.500%, 07/01/34	226,311	253,559
5.500%, 09/01/34	811,520	908,840
5.500%, 10/01/34	1,023,112	1,143,556
5.500%, 11/01/34	1,261,272	1,416,176
5.500%, 12/01/34	619,682	696,040
5.500%, 01/01/35	591,690	664,617
5.500%, 02/01/35	53,712	59,798
5.500%, 04/01/35	100,564	112,838
5.500%, 07/01/35	65,937	73,403
5.500%, 08/01/35	29,677	33,035
5.500%, 09/01/35	354,991	399,791
6.000%, 02/01/32	216,072	247,029
6.000%, 03/01/34	37,009	42,531
6.000%, 04/01/34	362,847	414,357
6.000%, 06/01/34	446,150	512,658
6.000%, 07/01/34	424,002	485,265
6.000%, 08/01/34	704,045	803,304
6.000%, 10/01/34	382,478	437,277
6.000%, 11/01/34	43,943	49,712
6.000%, 12/01/34	24,903	28,128
6.000%, 08/01/35	92,142	105,551
6.000%, 09/01/35	119,536	137,086
6.000%, 10/01/35	201,553	231,351
6.000%, 11/01/35	35,523	40,627
6.000%, 12/01/35	198,217	225,508
6.000%, 02/01/36	176,332	202,305
6.000%, 04/01/36	255,682	293,092
6.000%, 06/01/36	67,056	76,228

MSF-130

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 07/01/37	237,973	$272,094
6.500%, 06/01/31	62,124	70,321
6.500%, 07/01/31	22,592	25,573
6.500%, 08/01/31	15,592	17,649
6.500%, 09/01/31	67,605	76,810
6.500%, 02/01/32	40,631	46,230
6.500%, 07/01/32	167,873	193,913
6.500%, 08/01/32	162,085	186,062
6.500%, 01/01/33	69,818	80,276
6.500%, 04/01/34	107,899	123,257
6.500%, 06/01/34	36,521	41,340
6.500%, 08/01/34	74,580	84,420
6.500%, 04/01/36	26,974	30,533
6.500%, 05/01/36	114,784	129,929
6.500%, 02/01/37	239,513	271,113
6.500%, 05/01/37	126,052	142,683
6.500%, 07/01/37	117,063	132,509
Fannie Mae Pool 2.410%, 05/01/23	97,769	94,934
2.550%, 05/01/23	157,305	154,305
3.800%, 02/01/18	137,638	146,565
3.849%, 07/01/18	191,550	204,045
3.910%, 02/01/18	199,603	212,027
4.600%, 09/01/19	132,616	145,543
4.880%, 03/01/20	248,766	270,524
4.940%, 08/01/15	50,000	50,995
5.000%, 12/01/18	281,066	299,595
5.000%, 08/01/20	55,780	59,474
5.370%, 05/01/18	620,592	692,251
5.447%, 11/01/15	336,682	347,491
5.500%, 07/01/33	322,176	361,835
5.500%, 01/01/34	75,455	84,723
5.662%, 02/01/16	205,581	214,397
5.732%, 07/01/16	237,451	252,696
6.000%, 07/01/17	64,382	67,172
Fannie Mae-ACES 2.578%, 09/25/18	500,000	511,055
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	33,518	35,355
4.500%, 08/01/18	68,448	72,192
4.500%, 11/01/18	83,951	88,553
4.500%, 01/01/19	162,369	171,299
4.500%, 08/01/19	9,010	9,507
4.500%, 02/01/20	62,358	66,175
4.500%, 08/01/24	540,601	584,296
5.000%, 12/01/17	2,067	2,181
5.000%, 05/01/18	30,545	32,243
5.000%, 09/01/18	88,244	93,315
5.500%, 01/01/19	29,226	30,979
5.500%, 04/01/19	14,367	15,229
5.500%, 06/01/19	10,721	11,364
5.500%, 07/01/19	11,414	12,099
5.500%, 08/01/19	11,195	11,962
5.500%, 02/01/20	8,972	9,553
6.000%, 04/01/16	2,685	2,750

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 6.000%, 04/01/17	16,007	16,734
6.000%, 07/01/17	10,873	11,225
6.000%, 10/01/17	14,449	14,965
6.000%, 08/01/19	97,701	103,569
6.000%, 09/01/19	14,438	15,263
6.000%, 11/01/19	41,407	43,636
6.000%, 05/01/21	43,043	45,976
6.000%, 10/01/21	67,970	72,701
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	90,316	100,489
5.500%, 06/01/25	167,919	187,037
5.500%, 07/01/25	88,601	98,697
5.500%, 08/01/25	127,233	141,732
6.000%, 02/01/23	135,530	152,689
6.000%, 12/01/25	56,943	64,225
6.000%, 02/01/26	48,547	54,755
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	1,826,194	1,805,563
3.000%, 04/01/43	1,875,391	1,863,351
3.000%, 05/01/43	1,677,656	1,667,924
3.500%, 02/01/42	921,800	944,097
3.500%, 04/01/42	542,132	556,758
3.500%, 12/01/42	1,469,082	1,505,529
3.500%, 04/01/43	403,775	413,794
3.500%, 07/01/43	556,675	568,878
3.500%, 08/01/43	942,190	962,841
4.000%, 11/01/40	1,395,311	1,470,998
4.000%, 01/01/41	1,917,606	2,021,624
4.000%, 11/01/43	1,575,881	1,661,363
4.000%, TBA (c)	2,733,000	2,877,335
4.500%, 04/01/35	101,232	109,761
4.500%, 07/01/39	555,347	599,228
4.500%, 09/01/39	277,530	299,481
4.500%, 10/01/39	167,881	181,152
5.000%, 09/01/33	413,437	456,975
5.000%, 03/01/34	94,787	105,635
5.000%, 04/01/34	70,789	78,247
5.000%, 08/01/35	105,661	116,724
5.000%, 10/01/35	193,849	215,078
5.000%, 11/01/35	197,661	218,284
5.000%, 12/01/36	123,964	137,041
5.000%, 07/01/39	934,750	1,029,823
5.500%, 12/01/33	411,803	464,544
5.500%, 01/01/34	290,546	325,526
5.500%, 04/01/34	71,491	79,359
5.500%, 11/01/34	65,074	73,051
5.500%, 12/01/34	119,653	134,277
5.500%, 05/01/35	44,935	50,270
5.500%, 09/01/35	102,547	115,123
5.500%, 10/01/35	111,659	123,962
6.000%, 04/01/34	116,661	133,595
6.000%, 07/01/34	56,446	63,928
6.000%, 08/01/34	500,777	571,803
6.000%, 09/01/34	7,453	8,398
6.000%, 07/01/35	88,769	101,364

MSF-131

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 08/01/35	94,111	$107,345
6.000%, 11/01/35	210,349	240,555
6.000%, 03/01/36	120,946	138,273
6.000%, 10/01/36	113,170	129,210
6.000%, 03/01/37	8,358	9,420
6.000%, 05/01/37	112,452	126,687
6.000%, 06/01/37	157,770	180,327
6.500%, 05/01/34	30,676	34,710
6.500%, 06/01/34	88,966	101,273
6.500%, 08/01/34	204,721	231,478
6.500%, 10/01/34	142,282	161,226
6.500%, 11/01/34	47,511	53,720
6.500%, 05/01/37	119,131	141,873
6.500%, 07/01/37	174,144	196,905
Freddie Mac Multifamily Structured Pass-Through Certificates 1.426%, 08/25/17	250,000	251,034
1.869%, 11/25/19	363,000	357,534
2.303%, 09/25/18	176,087	178,738
2.412%, 08/25/18	458,000	467,687
2.682%, 10/25/22	620,000	614,841
3.034%, 10/25/20 (d)	319,000	330,307
3.154%, 02/25/18	118,000	123,744
3.320%, 02/25/23	186,000	192,345
3.458%, 08/25/23 (d)	835,000	869,272
3.808%, 08/25/20	1,030,000	1,105,168
3.882%, 11/25/17 (d)	332,556	354,694
5.085%, 03/25/19	1,226,000	1,376,856
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/43	669,282	676,998
3.500%, 12/15/41	428,322	445,390
3.500%, 02/15/42	262,310	272,127
4.500%, 09/15/33	154,183	168,597
4.500%, 11/15/39	635,068	689,647
4.500%, 03/15/40	511,867	562,410
4.500%, 04/15/40	768,843	834,857
4.500%, 06/15/40	308,124	338,133
5.000%, 03/15/34	56,568	62,573
5.000%, 06/15/34	133,168	147,308
5.000%, 12/15/34	58,124	64,298
5.000%, 06/15/35	20,278	22,396
5.500%, 11/15/32	226,275	253,086
5.500%, 08/15/33	449,153	504,745
5.500%, 12/15/33	253,205	287,294
5.500%, 09/15/34	181,416	203,862
5.500%, 10/15/35	48,050	53,960
6.000%, 12/15/28	57,065	65,675
6.000%, 12/15/31	64,645	74,014
6.000%, 03/15/32	3,894	4,395
6.000%, 10/15/32	211,080	244,136
6.000%, 01/15/33	82,938	94,175
6.000%, 02/15/33	2,441	2,815
6.000%, 04/15/33	271,998	315,409
6.000%, 08/15/33	1,646	1,867
6.000%, 07/15/34	173,462	199,452

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 09/15/34	45,710	51,587
6.000%, 01/15/38	254,297	290,050
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/43	1,453,266	1,465,731
3.000%, 07/20/43	655,282	660,903
3.500%, 06/20/43	2,026,587	2,098,357
3.500%, 07/20/43	2,249,701	2,329,372
4.000%, 01/20/41	1,903,632	2,026,243
4.000%, 02/20/41	470,283	500,381
4.000%, 04/20/41	353,547	376,101
4.000%, 02/20/42	520,799	553,078
4.500%, 07/20/33	30,326	33,196
4.500%, 09/20/33	20,806	22,775
4.500%, 12/20/34	17,371	19,010
4.500%, 03/20/35	88,262	96,481
4.500%, 01/20/41	513,032	559,609
4.500%, 10/20/43	1,036,179	1,126,001
5.000%, 07/20/33	67,201	74,959
6.000%, 01/20/35	70,940	81,679
6.000%, 02/20/35	35,192	40,533
6.000%, 04/20/35	55,297	63,282

		121,281,183

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	564,744

U.S. Treasury—13.0%
U.S. Treasury Bonds 2.875%, 05/15/43	1,700,000	1,592,422
4.500%, 02/15/36	293,000	361,626
4.500%, 08/15/39 (a)	20,492,000	25,432,498
5.000%, 05/15/37 (a)	232,000	306,131
5.250%, 02/15/29	16,000	20,600
5.375%, 02/15/31	887,000	1,174,028
6.250%, 08/15/23 (a)	80,000	104,700
8.500%, 02/15/20 (a)	1,104,000	1,480,396
U.S. Treasury Notes 0.375%, 02/15/16 (a)	15,736,100	15,755,770
0.750%, 06/30/17 (a)	26,286,000	26,111,435
0.875%, 12/31/16 (a)	16,276,000	16,319,229
2.625%, 02/29/16 (a)	800,000	826,156
2.750%, 02/15/19	2,524,100	2,641,627
3.125%, 05/15/19	6,086,000	6,466,850
3.125%, 05/15/21	16,470,000	17,453,062
3.500%, 05/15/20 (a)	7,140,000	7,737,975
3.750%, 11/15/18	2,067,000	2,247,701
4.125%, 05/15/15 (a)	125,000	128,154
4.750%, 08/15/17 (a)	2,444,000	2,699,474

		128,859,834

Total U.S. Treasury & Government Agencies (Cost $242,715,701)		250,705,761

MSF-132

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—10.5%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc. 5.200%, 08/15/15 (144A)	756,000	$785,794
United Technologies Corp. 3.100%, 06/01/22	420,000	419,768

		1,205,562

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22	1,020,000	976,993
BAT International Finance plc 3.250%, 06/07/22 (144A) (a)	1,026,000	1,023,012

		2,000,005

Auto Manufacturers—0.2%
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	642,640
3.400%, 09/15/21	880,000	911,640
Volkswagen International Finance NV 2.375%, 03/22/17 (144A) (a)	857,000	879,376

		2,433,656

Banks—2.7%
Achmea Bank NV 3.200%, 11/03/14 (144A)	541,000	542,331
Banco Bradesco S.A. 6.750%, 09/29/19 (144A)	613,000	686,560
Banco de Credito del Peru 5.375%, 09/16/20	835,000	899,713
Bank of America Corp. 4.100%, 07/24/23	1,270,000	1,296,539
4.125%, 01/22/24	1,973,000	2,010,696
5.490%, 03/15/19	196,000	216,376
7.625%, 06/01/19	710,000	857,720
Bank One Corp. 8.000%, 04/29/27	100,000	133,807
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	907,200
BNP Paribas S.A. 7.195%, 06/25/37 (144A) (a) (d)	500,000	581,250
BPCE S.A. 12.500%, 09/30/19 (144A) (d)	922,000	1,251,615
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,453,239
Citigroup, Inc. 2.500%, 09/26/18	580,000	583,772
Credit Suisse AG 6.500%, 08/08/23 (144A)	830,000	902,666
Discover Bank 4.200%, 08/08/23	510,000	527,987
Goldman Sachs Group, Inc. (The) 5.625%, 01/15/17	1,351,000	1,467,201
HSBC Holdings plc 5.100%, 04/05/21	679,000	764,079
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	1,185,230

Banks—(Continued)
JPMorgan Chase & Co. 3.200%, 01/25/23	1,272,000	1,241,701
3.250%, 09/23/22	262,000	257,874
6.300%, 04/23/19	1,210,000	1,403,520
KFW 4.875%, 06/17/19	1,290,000	1,467,290
Morgan Stanley 3.875%, 04/29/24	1,081,000	1,079,879
6.625%, 04/01/18	1,343,000	1,538,036
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,177,344
Royal Bank of Scotland Group plc 2.550%, 09/18/15	247,000	250,663
Santander U.S. Debt S.A. 3.781%, 10/07/15 (144A)	500,000	513,712
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	233,284
U.S. Bancorp 3.700%, 01/30/24 (a)	785,000	809,324
Wells Fargo & Co. 5.900%, 06/15/24 (a) (d)	594,000	605,138

		26,845,746

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,522,297
Diageo Capital plc 2.625%, 04/29/23	1,020,000	971,432

		2,493,729

Biotechnology—0.0%
Gilead Sciences, Inc. 3.700%, 04/01/24	312,000	318,689

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,472,670

Computers—0.0%
Apple, Inc. 3.850%, 05/04/43	370,000	343,079

Diversified Financial Services—0.2%
General Electric Capital Corp. 2.300%, 01/14/19	940,000	949,265
3.100%, 01/09/23	481,000	476,040
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (d)	491,000	527,825

		1,953,130

Electric—0.8%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23 (a)	440,000	451,355
Midamerican Funding, LLC 6.927%, 03/01/29	699,000	909,015

MSF-133

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	$1,003,511
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	910,793
PPL Capital Funding, Inc. 3.400%, 06/01/23 (a)	880,000	867,117
5.000%, 03/15/44	296,000	319,801
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,086,755
PSEG Power LLC 5.320%, 09/15/16	989,000	1,069,639
State Grid Overseas Investment 2014, Ltd. 2.750%, 05/07/19 (144A) (e)	778,000	779,617
W3A Funding Corp. 8.090%, 01/02/17	303,615	303,614

		7,701,217

Engineering & Construction—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	309,000	305,399

Food—0.2%
ConAgra Foods, Inc. 3.200%, 01/25/23	374,000	358,696
Kraft Foods Group, Inc. 3.500%, 06/06/22	412,000	417,036
5.000%, 06/04/42	640,000	669,090
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	249,765

		1,694,587

Healthcare-Products—0.1%
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,280,382

Healthcare-Services—0.1%
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	750,000	869,178
WellPoint, Inc. 3.300%, 01/15/23	600,000	593,211

		1,462,389

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A) (a)	1,070,000	1,093,636

Insurance—0.7%
ACE INA Holdings, Inc. 2.700%, 03/13/23	1,000,000	960,533
Allstate Corp. (The) 5.750%, 08/15/53 (d)	318,000	338,670
American International Group, Inc. 4.125%, 02/15/24	750,000	779,061
4.875%, 06/01/22	1,770,000	1,946,865

Insurance—(Continued)
Chubb Corp. (The) 6.375%, 03/29/67 (d)	1,510,000	1,655,338
Liberty Mutual Group, Inc. 4.250%, 06/15/23 (144A)	578,000	590,728
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	1,013,121

		7,284,316

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22 (a)	1,110,000	1,079,498

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,715,230

Machinery-Construction & Mining—0.1%
Atlas Copco AB 5.600%, 05/22/17 (144A)	910,000	1,003,479

Media—0.5%
21st Century Fox America, Inc. 8.500%, 02/23/25	722,000	963,951
Comcast Corp. 2.850%, 01/15/23	990,000	970,042
Discovery Communications LLC 4.875%, 04/01/43 (a)	620,000	613,482
Grupo Televisa S.A.B. 5.000%, 05/13/45	318,000	314,149
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,831,641

		4,693,265

Mining—0.2%
Corp. Nacional del Cobre de Chile 3.750%, 11/04/20 (144A)	290,000	297,815
Freeport-McMoRan, Inc. 3.875%, 03/15/23 (a)	1,010,000	996,176
Rio Tinto Finance USA plc 3.500%, 03/22/22	900,000	913,148

		2,207,139

Miscellaneous Manufacturing—0.1%
General Electric Co. 2.700%, 10/09/22	800,000	778,670

Multi-National—0.1%
Asian Development Bank 1.125%, 03/15/17	574,000	576,204

Oil & Gas—1.0%
Apache Corp. 3.250%, 04/15/22	421,000	421,882
4.750%, 04/15/43	321,000	320,787

MSF-134

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets plc 4.500%, 10/01/20	306,000	$334,207
4.742%, 03/11/21	847,000	934,474
CNOOC Finance 2012, Ltd. 3.875%, 05/02/22 (144A)	1,010,000	1,011,767
EOG Resources, Inc. 2.625%, 03/15/23	302,000	288,196
Petro-Canada 6.050%, 05/15/18	1,664,000	1,897,464
Petroleos Mexicanos 3.125%, 01/23/19 (144A) (a) (e)	352,000	360,800
8.000%, 05/03/19	759,000	921,805
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16 (144A)	367,630	388,019
Statoil ASA 7.750%, 06/15/23	100,000	132,714
Total Capital International S.A. 1.550%, 06/28/17	1,239,000	1,247,833
3.750%, 04/10/24	910,000	934,380
Transocean, Inc. 3.800%, 10/15/22 (a)	505,000	463,484

		9,657,812

Pharmaceuticals—0.5%
AbbVie, Inc. 1.200%, 11/06/15	1,850,000	1,856,962
Express Scripts Holding Co. 2.650%, 02/15/17	1,280,000	1,316,237
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	1,270,000	1,290,834

		4,464,033

Pipelines—0.5%
Energy Transfer Partners L.P. 3.600%, 02/01/23	558,000	543,158
4.900%, 02/01/24	450,000	470,358
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	1,063,722
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24 (a)	691,000	682,402
7.750%, 03/15/32	625,000	784,368
Spectra Energy Capital LLC 8.000%, 10/01/19	1,253,000	1,550,144

		5,094,152

Real Estate Investment Trusts—0.2%
ERP Operating L.P. 4.625%, 12/15/21	896,000	977,456
HCP, Inc. 5.375%, 02/01/21	734,000	819,060

		1,796,516

Retail—0.4%
Gap, Inc. (The) 5.950%, 04/12/21	620,000	705,102

Retail—(Continued)
Home Depot, Inc. (The) 3.750%, 02/15/24 (a)	600,000	625,057
5.950%, 04/01/41	278,000	346,326
L Brands, Inc. 5.250%, 11/01/14	370,000	370,740
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	2,113,943

		4,161,168

Telecommunications—0.7%
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	370,000	407,832
6.113%, 01/15/20 (144A)	711,000	822,467
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,736,360
Verizon Communications, Inc. 6.400%, 09/15/33	1,271,000	1,548,355
6.550%, 09/15/43	1,700,000	2,123,967

		6,638,981

Total Corporate Bonds & Notes (Cost $97,681,301)		103,754,339

Mortgage-Backed Securities—1.9%

Collateralized Mortgage Obligations—0.1%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	981,688
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (e)	47,732	6,037

		987,725

Commercial Mortgage-Backed Securities—1.8%
Credit Suisse Commercial Mortgage Trust 5.695%, 09/15/40 (d)	1,735,738	1,885,372
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (e)	35,000	39,266
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	3,025,000	3,199,367
GS Mortgage Securities Trust 5.991%, 08/10/45 (d)	3,210,243	3,505,910
JP Morgan Chase Commercial Mortgage Securities Trust 5.475%, 04/15/43 (d)	149,485	156,937
5.981%, 06/15/49 (d)	2,207,157	2,391,029
Merrill Lynch / Countrywide Commercial Mortgage Trust 5.810%, 06/12/50 (d)	3,700,015	4,025,602
Morgan Stanley Capital I, Inc. 1.118%, 11/15/30 (144A) (d) (f)	1,603,574	40,402
Wachovia Bank Commercial Mortgage Trust 5.933%, 06/15/49 (d)	1,131,867	1,224,330
6.140%, 02/15/51 (d)	1,499,006	1,615,840

		18,084,055

Total Mortgage-Backed Securities (Cost $18,801,124)		19,071,780

MSF-135

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—0.7%

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Home Equity—0.2%
Bayview Financial Revolving Asset Trust 1.752%, 12/28/40 (144A) (d) (e)	883,744	$527,147
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	373,458	356,473
Home Equity Loan Trust 5.320%, 12/25/35 (d)	870,639	706,309

		1,589,929

Asset-Backed - Other—0.5%
Cent CLO 17 1.536%, 01/30/25 (144A) (d) (e)	831,000	823,922
Dryden XXVI Senior Loan Fund 1.334%, 07/15/25 (144A) (d) (e)	1,068,000	1,052,546
Ford Credit Auto Owner Trust/ Ford Credit 2.260%, 11/15/25 (144A)	550,000	549,569
ING IM CLO, Ltd. 1.384%, 04/25/25 (144A) (d) (e)	970,000	957,478
Race Point IV CLO, Ltd. 0.440%, 08/01/21 (144A) (d)	549,715	546,045
Small Business Administration Participation Certificates 4.350%, 07/01/23	401,282	421,776
4.770%, 04/01/24	24,906	26,324
4.950%, 03/01/25	150,015	161,961
4.990%, 09/01/24	74,578	80,347
5.110%, 08/01/25	232,353	251,038
5.180%, 05/01/24	42,444	45,687
5.520%, 06/01/24	114,440	124,368

		5,041,061

Total Asset-Backed Securities (Cost $7,086,947)		6,630,990

Foreign Government—0.4%

Sovereign—0.4%
Egypt Government AID Bond 4.450%, 09/15/15	1,903,000	1,978,214
Iceland Government International Bond 4.875%, 06/16/16 (144A)	970,000	1,009,654
Mexico Government International Bond 4.750%, 03/08/44	909,000	902,182
Peruvian Government International Bond 7.350%, 07/21/25 (a)	103,000	134,158

Total Foreign Government (Cost $3,991,576)		4,024,208

Preferred Stocks—0.3%

Electric Utilities—0.1%
Cia Energetica de Minas Gerais	184,952	1,132,644

Metals & Mining—0.2%
Vale S.A.	187,900	1,825,457

Total Preferred Stocks (Cost $3,316,931)		2,958,101

Municipals—0.2%
New Jersey State Turnpike Authority 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,503,800

Convertible Preferred Stock—0.0%

Aerospace & Defense—0.0%
United Technologies Corp. 7.500%, 08/01/15 (a) (Cost $253,156)	5,027	296,040

Short-Term Investments—12.7%

Mutual Fund—9.5%
State Street Navigator Securities Lending MET Portfolio (g)	93,900,321	93,900,321

Commercial Paper—0.9%
HSBC Americas, Inc. 0.051%, 10/01/14 (h)	8,587,000	8,587,000

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $23,120,337 on 10/01/14, collateralized by $22,335,000 U.S. Treasury Bond at 11.250% due 02/15/15 with a value of $23,584,420.	23,120,337	23,120,337

Total Short-Term Investments (Cost $125,607,658)		125,607,658

Total Investments—112.2% (Cost $928,505,105) (i)		1,107,701,599
Other assets and liabilities (net)—(12.2)%		(120,251,001)

Net Assets—100.0%		$987,450,598

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $98,226,338 and the collateral received consisted of cash in the amount of $93,900,321 and non-cash collateral with a value of $6,928,013. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-136

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $4,546,813, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	The rate shown represents current yield to maturity.
(i)	As of September 30, 2014, the aggregate cost of investments was $928,505,105. The aggregate unrealized appreciation and depreciation of investments were $187,582,905 and $(8,386,411), respectively, resulting in net unrealized appreciation of $179,196,494.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $27,616,612, which is 2.8% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CLO)—	Collateralized Loan Obligation

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Asset Trust	03/01/06	$883,744	$883,744	$527,147
BlackRock Capital Finance L.P.	05/01/06	47,732	45,998	6,037
Cent CLO 17	09/26/14	831,000	825,806	823,922
Dryden XXVI Senior Loan Fund	09/26/14	1,068,000	1,052,300	1,052,546
General Electric Capital Assurance Co.	09/23/03	35,000	35,175	39,266
ING IM CLO, Ltd.	09/26/14	970,000	958,360	957,478
Petroleos Mexicanos	01/23/14	352,000	352,000	360,800
State Grid Overseas Investment 2014, Ltd.	05/07/14	778,000	771,356	779,617

				$4,546,813

MSF-137

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,550,301	$—	$—	$30,550,301
Air Freight & Logistics	4,446,246	—	—	4,446,246
Airlines	706,612	—	—	706,612
Auto Components	10,881,360	—	—	10,881,360
Automobiles	1,271,052	—	—	1,271,052
Banks	53,107,919	4,134,965	—	57,242,884
Beverages	2,393,758	4,321,078	—	6,714,836
Capital Markets	26,972,545	—	—	26,972,545
Chemicals	10,037,222	—	—	10,037,222
Commercial Services & Supplies	3,217,731	—	—	3,217,731
Construction & Engineering	783,580	—	—	783,580
Consumer Finance	3,605,392	—	—	3,605,392
Containers & Packaging	1,740,351	—	—	1,740,351
Diversified Financial Services	2,313,857	—	—	2,313,857
Diversified Telecommunication Services	17,324,491	2,269,816	—	19,594,307
Electric Utilities	9,194,461	—	—	9,194,461
Electrical Equipment	2,988,402	—	—	2,988,402
Electronic Equipment, Instruments & Components	—	1,092,315	—	1,092,315
Energy Equipment & Services	3,870,551	—	—	3,870,551
Food & Staples Retailing	14,434,262	—	—	14,434,262
Food Products	8,792,899	9,611,438	—	18,404,337
Health Care Equipment & Supplies	14,760,772	—	—	14,760,772
Health Care Providers & Services	6,003,267	—	—	6,003,267
Hotels, Restaurants & Leisure	6,739,793	—	—	6,739,793
Household Products	5,456,247	1,166,500	—	6,622,747
Independent Power and Renewable Electricity Producers	1,258,428	—	—	1,258,428
Industrial Conglomerates	14,851,305	1,478,508	—	16,329,813
Insurance	32,426,122	4,458,076	—	36,884,198
Internet Software & Services	8,847,146	—	—	8,847,146
IT Services	18,731,544	—	—	18,731,544
Leisure Products	2,094,350	—	—	2,094,350
Life Sciences Tools & Services	5,360,398	—	—	5,360,398
Machinery	10,089,733	—	—	10,089,733
Media	30,162,431	—	—	30,162,431
Metals & Mining	1,358,667	2,228,263	—	3,586,930
Multi-Utilities	2,415,002	3,970,841	—	6,385,843
Multiline Retail	14,741,678	—	—	14,741,678
Oil, Gas & Consumable Fuels	44,962,334	2,991,488	—	47,953,822

MSF-138

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$47,262,319	$4,937,671	$—	$52,199,990
Professional Services	—	993,905	—	993,905
Real Estate Investment Trusts	5,023,393	501,446	—	5,524,839
Road & Rail	2,652,500	—	—	2,652,500
Semiconductors & Semiconductor Equipment	14,460,596	—	—	14,460,596
Software	13,085,840	—	—	13,085,840
Specialty Retail	3,208,398	—	—	3,208,398
Technology Hardware, Storage & Peripherals	4,839,045	—	—	4,839,045
Textiles, Apparel & Luxury Goods	1,587,104	—	—	1,587,104
Tobacco	24,312,141	2,548,837	—	26,860,978
Wireless Telecommunication Services	—	1,120,230	—	1,120,230
Total Common Stocks	545,323,545	47,825,377	—	593,148,922
Total U.S. Treasury & Government Agencies*	—	250,705,761	—	250,705,761
Total Corporate Bonds & Notes*	—	103,754,339	—	103,754,339
Total Mortgage-Backed Securities*	—	19,071,780	—	19,071,780
Total Asset-Backed Securities*	—	6,630,990	—	6,630,990
Total Foreign Government*	—	4,024,208	—	4,024,208
Total Preferred Stocks*	2,958,101	—	—	2,958,101
Total Municipals	—	1,503,800	—	1,503,800
Total Convertible Preferred Stock*	296,040	—	—	296,040
Short-Term Investments
Mutual Fund	93,900,321	—	—	93,900,321
Commercial Paper	—	8,587,000	—	8,587,000
Repurchase Agreement	—	23,120,337	—	23,120,337
Total Short-Term Investments	93,900,321	31,707,337	—	125,607,658
Total Investments	$642,478,007	$465,223,592	$—	$1,107,701,599

Collateral for securities loaned (Liability)	$—	$(93,900,321)	$—	$(93,900,321)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $1,779,048 were due to the discontinuation of a systematic fair valuation model factor.

MSF-139

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.3%
Honeywell International, Inc.	678,003	$63,135,639
Lockheed Martin Corp.	433,182	79,177,006
Northrop Grumman Corp.	227,676	29,998,590
United Technologies Corp.	700,894	74,014,407

		246,325,642

Air Freight & Logistics—1.5%
United Parcel Service, Inc. - Class B	527,465	51,844,535

Auto Components—1.7%
Delphi Automotive plc	404,623	24,819,575
Johnson Controls, Inc.	711,767	31,317,748

		56,137,323

Banks—10.4%
Citigroup, Inc.	171,099	8,866,350
JPMorgan Chase & Co.	2,429,386	146,346,213
PNC Financial Services Group, Inc. (The)	336,810	28,824,200
U.S. Bancorp	1,341,705	56,123,520
Wells Fargo & Co.	2,164,961	112,296,527

		352,456,810

Beverages—2.0%
Diageo plc	1,665,636	48,160,158
Dr Pepper Snapple Group, Inc.	306,251	19,695,002

		67,855,160

Capital Markets—6.4%
Bank of New York Mellon Corp. (The)	1,094,339	42,383,749
BlackRock, Inc.	98,433	32,317,523
Franklin Resources, Inc.	811,594	44,321,148
Goldman Sachs Group, Inc. (The)	358,421	65,795,343
State Street Corp.	438,790	32,299,332

		217,117,095

Chemicals—1.4%
PPG Industries, Inc.	228,485	44,952,139
Valspar Corp. (The)	42,642	3,368,291

		48,320,430

Commercial Services & Supplies—1.0%
Tyco International, Ltd.	778,433	34,694,759

Containers & Packaging—0.5%
Crown Holdings, Inc. (a)	349,369	15,553,908

Diversified Financial Services—1.2%
McGraw Hill Financial, Inc.	174,765	14,758,904
Moody’s Corp.	36,203	3,421,183
NASDAQ OMX Group, Inc. (The) (b)	502,773	21,327,631

		39,507,718

Diversified Telecommunication Services—2.2%
AT&T, Inc.	288,981	10,183,690

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc.	1,269,803	63,477,442

		73,661,132

Electric Utilities—0.4%
Duke Energy Corp.	155,712	11,642,586

Electrical Equipment—0.8%
Eaton Corp. plc	449,658	28,494,827

Food & Staples Retailing—1.9%
CVS Health Corp.	820,611	65,312,430

Food Products—4.2%
Danone S.A.	381,105	25,442,619
General Mills, Inc.	983,322	49,608,595
Kellogg Co.	158,962	9,792,059
Nestle S.A.	787,439	57,758,412

		142,601,685

Health Care Equipment & Supplies—3.9%
Abbott Laboratories	967,460	40,236,661
Covidien plc	332,826	28,792,777
Medtronic, Inc. (b)	649,766	40,253,004
St. Jude Medical, Inc.	374,173	22,499,023

		131,781,465

Health Care Providers & Services—1.0%
Express Scripts Holding Co. (a)	444,552	31,398,708
Quest Diagnostics, Inc. (b)	55,680	3,378,662

		34,777,370

Hotels, Restaurants & Leisure—1.0%
McDonald’s Corp.	362,489	34,367,582

Household Products—0.5%
Procter & Gamble Co. (The)	209,174	17,516,231

Industrial Conglomerates—3.3%
3M Co.	489,608	69,367,661
Danaher Corp.	543,216	41,273,552

		110,641,213

Insurance—7.2%
ACE, Ltd.	353,310	37,051,620
Aon plc	399,663	35,038,455
Chubb Corp. (The)	438,531	39,941,404
Prudential Financial, Inc.	624,198	54,891,972
Travelers Cos., Inc. (The)	814,562	76,519,954

		243,443,405

IT Services—5.4%
Accenture plc - Class A	891,161	72,469,213
Fidelity National Information Services, Inc.	285,895	16,095,888
Fiserv, Inc. (a) (b)	348,580	22,530,468

MSF-140

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
International Business Machines Corp.	332,048	$63,032,672
Western Union Co. (The) (b)	558,425	8,957,137

		183,085,378

Leisure Products—0.6%
Hasbro, Inc. (b)	295,278	16,238,814
Mattel, Inc. (b)	159,527	4,889,502

		21,128,316

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc.	267,685	32,577,265

Machinery—1.5%
Illinois Tool Works, Inc.	174,374	14,720,653
Pentair plc	212,895	13,942,494
Stanley Black & Decker, Inc.	244,585	21,716,702

		50,379,849

Media—4.8%
Comcast Corp. - Special Class A	726,486	38,867,001
Omnicom Group, Inc.	543,667	37,436,910
Time Warner, Inc.	360,347	27,101,698
Time, Inc. (a)	38,805	909,201
Viacom, Inc. - Class B	325,220	25,022,427
Walt Disney Co. (The)	381,284	33,945,714

		163,282,951

Multiline Retail—1.7%
Kohl’s Corp. (b)	154,534	9,431,210
Target Corp.	770,595	48,300,895

		57,732,105

Oil, Gas & Consumable Fuels—6.1%
Apache Corp.	185,910	17,451,372
Chevron Corp.	465,959	55,598,228
EOG Resources, Inc.	137,342	13,599,605
Exxon Mobil Corp.	777,022	73,078,919
Occidental Petroleum Corp.	480,974	46,245,650

		205,973,774

Pharmaceuticals—8.4%
Johnson & Johnson	1,206,578	128,609,149
Merck & Co., Inc.	608,094	36,047,812
Novartis AG	122,020	11,491,611
Pfizer, Inc.	3,285,004	97,137,568
Roche Holding AG	35,004	10,364,757
Zoetis, Inc.	29,148	1,077,019

		284,727,916

Real Estate Management & Development—0.2%
Canary Wharf Group plc (a) (c) (d)	767,618	$5,666,375

Road & Rail—0.8%
Canadian National Railway Co.	363,068	25,763,305

Semiconductors & Semiconductor Equipment—0.8%
Texas Instruments, Inc.	536,712	25,595,795

Software—1.1%
Oracle Corp.	988,701	37,847,474

Specialty Retail—1.2%
Advance Auto Parts, Inc.	152,972	19,932,252
Bed Bath & Beyond, Inc. (a) (b)	126,502	8,327,627
Staples, Inc. (b)	1,093,664	13,233,334

		41,493,213

Tobacco—5.4%
Altria Group, Inc. (b)	402,689	18,499,533
Imperial Tobacco Group plc	163,646	7,039,394
Lorillard, Inc.	584,686	35,028,538
Philip Morris International, Inc.	1,461,472	121,886,765

		182,454,230

Wireless Telecommunication Services—0.6%
Vodafone Group plc	5,799,890	19,118,333

Total Common Stocks (Cost $2,440,031,345)		3,360,879,585

Convertible Preferred Stock—0.1%

Aerospace & Defense—0.1%
United Technologies Corp. 7.500%, 08/01/15 (b) (Cost $2,885,058)	55,377	3,261,152

Short-Term Investments—3.0%

Mutual Fund—2.6%
State Street Navigator Securities Lending MET Portfolio (e)	89,709,087	89,709,087

Commercial Paper—0.1%
HSBC Americas, Inc. 0.051%, 10/01/14 (f)	3,718,000	3,718,000

MSF-141

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $9,983,237 on 10/01/14, collateralized by $10,185,000 Federal National Mortgage Association at 0.000% due 01/26/15 with a value of $10,185,000.	9,983,237	$9,983,237

Total Short-Term Investments (Cost $103,410,324)		103,410,324

Total Investments—102.5% (Cost $2,546,326,727) (g)		3,467,551,061
Other assets and liabilities (net)—(2.5)%		(85,673,269)

Net Assets—100.0%		$3,381,877,792

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $91,133,257 and the collateral received consisted of cash in the amount of $89,709,087 and non-cash collateral with a value of $4,006,413. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.2% of net assets.
(d)	Illiquid security. As of September 30, 2014, these securities represent 0.2% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The rate shown represents current yield to maturity.
(g)	As of September 30, 2014, the aggregate cost of investments was $2,546,326,727. The aggregate unrealized appreciation and depreciation of investments were $937,189,189 and $(15,964,855), respectively, resulting in net unrealized appreciation of $921,224,334.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$246,325,642	$—	$—	$246,325,642
Air Freight & Logistics	51,844,535	—	—	51,844,535
Auto Components	56,137,323	—	—	56,137,323
Banks	352,456,810	—	—	352,456,810
Beverages	19,695,002	48,160,158	—	67,855,160
Capital Markets	217,117,095	—	—	217,117,095
Chemicals	48,320,430	—	—	48,320,430
Commercial Services & Supplies	34,694,759	—	—	34,694,759
Containers & Packaging	15,553,908	—	—	15,553,908
Diversified Financial Services	39,507,718	—	—	39,507,718
Diversified Telecommunication Services	73,661,132	—	—	73,661,132
Electric Utilities	11,642,586	—	—	11,642,586

MSF-142

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electrical Equipment	$28,494,827	$—	$—	$28,494,827
Food & Staples Retailing	65,312,430	—	—	65,312,430
Food Products	59,400,654	83,201,031	—	142,601,685
Health Care Equipment & Supplies	131,781,465	—	—	131,781,465
Health Care Providers & Services	34,777,370	—	—	34,777,370
Hotels, Restaurants & Leisure	34,367,582	—	—	34,367,582
Household Products	17,516,231	—	—	17,516,231
Industrial Conglomerates	110,641,213	—	—	110,641,213
Insurance	243,443,405	—	—	243,443,405
IT Services	183,085,378	—	—	183,085,378
Leisure Products	21,128,316	—	—	21,128,316
Life Sciences Tools & Services	32,577,265	—	—	32,577,265
Machinery	50,379,849	—	—	50,379,849
Media	163,282,951	—	—	163,282,951
Multiline Retail	57,732,105	—	—	57,732,105
Oil, Gas & Consumable Fuels	205,973,774	—	—	205,973,774
Pharmaceuticals	262,871,548	21,856,368	—	284,727,916
Real Estate Management & Development	—	—	5,666,375	5,666,375
Road & Rail	25,763,305	—	—	25,763,305
Semiconductors & Semiconductor Equipment	25,595,795	—	—	25,595,795
Software	37,847,474	—	—	37,847,474
Specialty Retail	41,493,213	—	—	41,493,213
Tobacco	175,414,836	7,039,394	—	182,454,230
Wireless Telecommunication Services	—	19,118,333	—	19,118,333
Total Common Stocks	3,175,837,926	179,375,284	5,666,375	3,360,879,585
Total Convertible Preferred Stock*	3,261,152	—	—	3,261,152
Short-Term Investments
Mutual Fund	89,709,087	—	—	89,709,087
Commercial Paper	—	3,718,000	—	3,718,000
Repurchase Agreement	—	9,983,237	—	9,983,237
Total Short-Term Investments	89,709,087	13,701,237	—	103,410,324
Total Investments	$3,268,808,165	$193,076,521	$5,666,375	$3,467,551,061

Collateral for securities loaned (Liability)	$—	$(89,709,087)	$—	$(89,709,087)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2014	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at September 30, 2014
Common Stocks
Real Estate Management & Development	$3,967,141	$1,699,234	$5,666,375	$1,699,234

Total	$3,967,141	$1,699,234	$5,666,375	$1,699,234

MSF-143

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—93.2% of Net Assets

Security Description	Shares	Value

Australia—7.0%
AGL Energy, Ltd.	49,491	$585,854
ALS, Ltd. (a)	24,515	112,251
Alumina, Ltd. (b)	191,453	282,609
Amcor, Ltd.	83,008	823,539
AMP, Ltd.	206,717	984,074
APA Group	59,114	384,081
Asciano, Ltd.	62,601	330,099
ASX, Ltd.	16,055	502,603
Aurizon Holdings, Ltd.	157,842	624,549
AusNet Services	106,030	126,310
Australia & New Zealand Banking Group, Ltd.	192,726	5,204,529
Bank of Queensland, Ltd.	24,917	252,551
Bendigo and Adelaide Bank, Ltd.	35,779	371,815
BHP Billiton, Ltd.	224,864	6,612,489
Boral, Ltd.	61,162	264,660
Brambles, Ltd.	111,315	924,638
Caltex Australia, Ltd.	9,532	232,832
CFS Retail Property Trust Group	151,292	263,569
Coca-Cola Amatil, Ltd.	42,510	325,893
Cochlear, Ltd. (a)	3,466	210,518
Commonwealth Bank of Australia	112,859	7,406,644
Computershare, Ltd.	29,681	315,998
Crown Resorts, Ltd.	29,464	354,261
CSL, Ltd.	33,667	2,180,746
Dexus Property Group (REIT)	391,890	380,914
Federation Centres, Ltd.	91,872	207,521
Flight Centre Travel Group, Ltd. (a)	4,009	149,504
Fortescue Metals Group, Ltd. (a)	100,245	303,227
Goodman Group (REIT)	110,907	499,758
GPT Group (REIT)	121,517	410,620
Iluka Resources, Ltd. (a)	29,031	198,795
Incitec Pivot, Ltd.	103,981	245,402
Insurance Australia Group, Ltd.	161,780	866,918
Leighton Holdings, Ltd.	10,872	183,085
Lend Lease Group	37,629	472,545
Macquarie Group, Ltd.	19,737	992,378
Metcash, Ltd. (a)	63,044	144,554
Mirvac Group (REIT)	298,553	449,580
National Australia Bank, Ltd.	166,814	4,729,667
Newcrest Mining, Ltd. (b)	54,807	503,146
Orica, Ltd. (a)	26,176	430,865
Origin Energy, Ltd.	78,717	1,027,563
QBE Insurance Group, Ltd.	94,414	961,018
Ramsay Health Care, Ltd.	8,883	388,100
REA Group, Ltd.	3,716	139,868
Rio Tinto, Ltd.	31,918	1,657,803
Santos, Ltd.	67,710	807,331
Scentre Group (b)	398,014	1,139,119
Seek, Ltd.	22,233	313,612
Sonic Healthcare, Ltd.	24,290	372,107
Stockland (REIT)	161,293	556,551
Suncorp Group, Ltd.	87,148	1,067,614
Sydney Airport	80,467	299,746
TABCORP Holdings, Ltd.	43,902	138,469
Tatts Group, Ltd.	123,533	340,644
Telstra Corp., Ltd.	304,819	1,409,387
Toll Holdings, Ltd.	41,980	206,407

Australia—(Continued)
Transurban Group	123,298	831,254
Treasury Wine Estates, Ltd.	46,412	171,953
Wesfarmers, Ltd.	80,122	2,945,657
Westfield Corp. (REIT)	143,754	934,442
Westpac Banking Corp.	217,703	6,095,505
Woodside Petroleum, Ltd.	52,037	1,844,052
Woolworths, Ltd.	86,535	2,585,601
WorleyParsons, Ltd.	14,841	198,317

		67,277,711

Austria—0.2%
Andritz AG	5,184	276,416
Erste Group Bank AG	19,605	446,975
IMMOFINANZ AG (b)	66,338	187,598
OMV AG	10,147	341,398
Raiffeisen Bank International AG	8,207	177,433
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,911	131,162
Voestalpine AG	7,466	295,125

		1,856,107

Belgium—1.2%
Ageas	15,573	517,113
Anheuser-Busch InBev NV	56,418	6,259,408
Belgacom S.A. (a)	10,680	371,728
Colruyt S.A. (a)	5,430	239,219
Delhaize Group S.A. (a)	6,756	469,138
Groupe Bruxelles Lambert S.A.	5,072	463,831
KBC Groep NV (b)	16,494	870,856
Solvay S.A.	4,588	703,484
Telenet Group Holding NV (b)	4,184	240,408
UCB S.A.	8,852	803,575
Umicore S.A. (a)	8,519	371,959

		11,310,719

Denmark—1.5%
AP Moeller - Maersk A/S - Class A	274	630,035
AP Moeller - Maersk A/S - Class B	504	1,194,369
Carlsberg A/S - Class B	7,997	709,539
Coloplast A/S - Class B	8,608	720,474
Danske Bank A/S	44,352	1,202,146
DSV A/S	13,261	372,600
Novo Nordisk A/S - Class B	141,370	6,737,024
Novozymes A/S - B Shares	16,065	695,710
Pandora A/S	8,100	633,582
TDC A/S	59,338	449,317
Tryg A/S	1,747	181,184
Vestas Wind Systems A/S (b)	15,700	609,613

		14,135,593

Finland—0.8%
Elisa Oyj	9,437	249,794
Fortum Oyj (a)	31,487	765,468
Kone Oyj - Class B (a)	21,608	867,226
Metso Oyj	7,511	266,858

MSF-144

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Neste Oil Oyj	9,073	$186,766
Nokia Oyj	264,520	2,249,988
Nokian Renkaat Oyj (a)	7,322	220,152
Orion Oyj - Class B	6,402	249,708
Sampo Oyj - A Shares	31,280	1,515,278
Stora Enso Oyj - R Shares	40,497	335,297
UPM-Kymmene Oyj	38,111	540,723
Wartsila Oyj Abp	9,889	442,462

		7,889,720

France—8.9%
Accor S.A.	12,668	559,282
Aeroports de Paris	2,209	264,084
Air Liquide S.A.	24,152	2,936,812
Alcatel-Lucent (a) (b)	192,359	594,155
Alstom S.A. (b)	14,355	490,332
Arkema S.A.	4,440	295,697
AtoS	6,339	459,279
AXA S.A.	125,595	3,093,521
BNP Paribas S.A.	74,274	4,912,400
Bollore S.A.	381	215,928
Bouygues S.A.	12,810	412,491
Bureau Veritas S.A.	15,060	332,108
Cap Gemini S.A.	9,755	698,785
Carrefour S.A.	42,840	1,320,136
Casino Guichard Perrachon S.A.	4,364	469,045
Christian Dior S.A.	3,598	601,763
Cie de St-Gobain	31,168	1,419,843
Cie Generale des Etablissements Michelin	12,929	1,215,965
CNP Assurances	10,520	198,092
Credit Agricole S.A.	71,301	1,071,472
Danone S.A.	39,651	2,647,524
Dassault Systemes S.A.	8,154	521,966
Edenred	13,868	341,775
Electricite de France S.A.	17,389	570,382
Essilor International S.A.	13,981	1,528,676
Eurazeo S.A.	2,249	161,847
Eutelsat Communications S.A.	10,813	348,709
Fonciere Des Regions (REIT)	1,625	146,207
GDF Suez	101,594	2,541,339
Gecina S.A.	1,986	259,869
Groupe Eurotunnel S.A.	32,808	399,737
ICADE (REIT)	3,450	290,883
Iliad S.A.	1,838	385,899
Imerys S.A.	2,253	165,761
JCDecaux S.A.	4,706	148,525
Kering	5,248	1,056,332
Klepierre (REIT)	6,803	297,632
L’Oreal S.A.	17,599	2,787,663
Lafarge S.A.	13,327	956,927
Lagardere SCA	8,303	221,653
Legrand S.A.	18,368	952,837
LVMH Moet Hennessy Louis Vuitton S.A.	19,595	3,176,869
Natixis	61,277	421,529
Orange S.A.	128,590	1,926,734
Pernod-Ricard S.A.	14,719	1,663,894

France—(Continued)
Peugeot S.A. (b)	27,000	345,104
Publicis Groupe S.A.	12,590	863,486
Remy Cointreau S.A. (a)	1,600	115,197
Renault S.A.	14,233	1,027,499
Rexel S.A.	20,012	372,294
Safran S.A.	18,407	1,191,961
Sanofi	83,607	9,433,629
Schneider Electric SE	37,978	2,904,546
SCOR SE	11,686	364,632
SES S.A.	20,693	715,450
Societe BIC S.A.	1,753	225,544
Societe Generale S.A.	50,295	2,556,832
Sodexo	6,625	646,730
Suez Environnement Co.	22,682	382,062
Technip S.A.	6,959	583,999
Thales S.A.	6,811	362,728
Total S.A.	149,672	9,674,524
Unibail-Rodamco SE	6,973	1,790,977
Valeo S.A.	5,216	578,628
Vallourec S.A.	8,091	371,261
Veolia Environnement S.A.	28,889	507,122
Vinci S.A.	33,661	1,949,272
Vivendi S.A. (b)	84,323	2,032,478
Wendel S.A.	2,267	256,297
Zodiac Aerospace	12,210	389,423

		85,124,034

Germany—7.7%
Adidas AG	15,290	1,143,849
Allianz SE	32,357	5,242,830
Axel Springer SE (a)	3,006	165,254
BASF SE	64,285	5,897,171
Bayer AG	57,877	8,107,150
Bayerische Motoren Werke (BMW) AG	22,977	2,467,355
Beiersdorf AG	6,805	568,478
Brenntag AG	10,032	492,632
Commerzbank AG (b)	66,178	985,787
Continental AG	7,824	1,487,880
Daimler AG	68,149	5,227,806
Deutsche Bank AG	95,515	3,350,786
Deutsche Boerse AG	12,868	868,902
Deutsche Lufthansa AG	17,782	280,867
Deutsche Post AG	67,940	2,173,077
Deutsche Telekom AG	218,801	3,305,597
Deutsche Wohnen AG	20,600	440,283
E.ON SE	140,547	2,573,282
Fraport AG Frankfurt Airport Services Worldwide (a)	2,305	151,502
Fresenius Medical Care AG & Co. KGaA	14,375	1,003,855
Fresenius SE & Co. KGaA	26,601	1,316,474
GEA Group AG	12,718	553,039
Hannover Rueck SE	3,778	305,353
HeidelbergCement AG	10,797	713,544
Henkel AG & Co. KGaA	8,633	806,979
Hugo Boss AG	2,160	269,900
Infineon Technologies AG	79,317	821,008

MSF-145

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
K&S AG	11,843	$336,606
Kabel Deutschland Holding AG	1,650	224,171
Lanxess AG	7,402	409,306
Linde AG	13,162	2,529,618
MAN SE	3,022	339,926
Merck KGaA	8,518	785,140
Metro AG (b)	11,432	376,604
Muenchener Rueckversicherungs AG	12,534	2,481,299
OSRAM Licht AG (b)	5,409	201,289
ProSiebenSat.1 Media AG	15,354	611,236
RTL Group S.A. (b)	2,700	231,289
RWE AG	34,949	1,364,005
SAP SE	63,987	4,614,864
Siemens AG	55,495	6,615,296
Sky Deutschland AG (b)	30,300	257,417
Telefonica Deutschland Holding AG (a) (b)	38,600	201,870
ThyssenKrupp AG (b)	31,754	833,930
United Internet AG	8,781	373,466
Volkswagen AG	1,873	388,680

		73,896,652

Hong Kong—2.8%
AIA Group, Ltd.	843,400	4,352,622
ASM Pacific Technology, Ltd. (a)	14,200	140,638
Bank of East Asia, Ltd.	103,920	422,524
BOC Hong Kong Holdings, Ltd.	253,965	810,273
Cathay Pacific Airways, Ltd.	87,000	160,469
Cheung Kong Holdings, Ltd.	97,000	1,590,646
Cheung Kong Infrastructure Holdings, Ltd.	43,000	302,223
CLP Holdings, Ltd.	132,877	1,064,737
First Pacific Co., Ltd.	173,250	179,122
Galaxy Entertainment Group, Ltd.	163,000	942,505
Global Brands Group Holding, Ltd. (b)	429,600	94,988
Hang Lung Properties, Ltd.	161,000	456,372
Hang Seng Bank, Ltd.	53,200	855,227
Henderson Land Development Co., Ltd.	81,070	525,284
HKT Trust / HKT, Ltd.	189,980	229,458
Hong Kong & China Gas Co., Ltd.	442,163	957,671
Hong Kong Exchanges and Clearing, Ltd.	76,000	1,639,590
Hutchison Whampoa, Ltd.	149,000	1,800,789
Hysan Development Co., Ltd.	45,000	208,172
Kerry Properties, Ltd.	46,500	155,789
Li & Fung, Ltd.	429,600	487,233
Link REIT (The)	161,141	929,807
MGM China Holdings, Ltd.	71,200	204,163
MTR Corp., Ltd.	95,000	372,600
New World Development Co., Ltd.	348,707	406,485
Noble Group, Ltd.	305,909	310,971
NWS Holdings, Ltd.	93,000	167,311
PCCW, Ltd.	281,000	177,027
Power Assets Holdings, Ltd.	99,549	881,737
Sands China, Ltd.	165,200	858,175
Shangri-La Asia, Ltd.	109,540	161,857
Sino Land Co., Ltd.	193,600	301,179
SJM Holdings, Ltd.	141,000	269,147
Sun Hung Kai Properties, Ltd.	111,000	1,570,478
Swire Pacific, Ltd. - Class A	43,317	559,181

Hong Kong—(Continued)
Swire Properties, Ltd.	83,600	261,350
Techtronic Industries Co.	96,000	277,202
Wharf Holdings, Ltd.	104,976	747,338
Wheelock & Co., Ltd.	68,000	324,356
Wynn Macau, Ltd. (a)	104,000	331,152
Yue Yuen Industrial Holdings, Ltd.	50,500	153,938

		26,641,786

Ireland—0.8%
Bank of Ireland (b)	2,013,826	789,014
CRH plc	51,353	1,167,326
Experian plc	72,050	1,144,470
James Hardie Industries plc	30,172	316,262
Kerry Group plc - Class A	11,180	788,488
Shire plc	41,131	3,554,943

		7,760,503

Israel—0.5%
Bank Hapoalim B.M.	72,497	408,523
Bank Leumi Le-Israel B.M. (b)	101,093	409,416
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	307,328
Israel Chemicals, Ltd.	45,583	327,722
NICE Systems, Ltd.	5,213	212,029
Teva Pharmaceutical Industries, Ltd.	60,000	3,225,770

		4,890,788

Italy—2.2%
Assicurazioni Generali S.p.A.	82,143	1,724,335
Atlantia S.p.A.	28,975	713,027
Banca Monte dei Paschi di Siena S.p.A. (b)	305,070	399,981
Banco Popolare SC (b)	24,000	348,547
Enel Green Power S.p.A.	152,537	390,223
Enel S.p.A.	474,939	2,506,263
ENI S.p.A.	176,421	4,188,934
Exor S.p.A. (a)	6,830	264,024
Fiat S.p.A. (a) (b)	59,813	576,914
Finmeccanica S.p.A. (b)	28,782	279,981
Intesa Sanpaolo S.p.A.	815,086	2,465,746
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	174,823
Luxottica Group S.p.A.	11,742	610,216
Mediobanca S.p.A. (b)	44,816	382,275
Pirelli & C S.p.A.	17,048	235,404
Prysmian S.p.A.	13,126	242,299
Saipem S.p.A. (b)	18,391	389,384
Snam S.p.A.	138,413	763,116
Telecom Italia S.p.A. (b)	668,281	763,595
Telecom Italia S.p.A. - Risparmio Shares	501,246	444,307
Terna Rete Elettrica Nazionale S.p.A.	118,746	595,274
UniCredit S.p.A.	304,412	2,384,231
Unione di Banche Italiane SCPA	56,320	469,496
UnipolSai S.p.A.	64,500	181,356

		21,493,751

Japan—19.7%
Aeon Co., Ltd.	51,500	513,697

MSF-146

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
AEON Financial Service Co., Ltd. (a)	8,400	$180,418
Aeon Mall Co., Ltd.	6,800	129,947
Air Water, Inc.	10,000	148,879
Aisin Seiki Co., Ltd.	13,000	467,805
Ajinomoto Co., Inc.	44,000	732,656
Alfresa Holdings Corp. (a)	12,000	173,083
Amada Co., Ltd.	27,000	257,963
ANA Holdings, Inc.	84,000	195,451
Aozora Bank, Ltd.	77,000	260,055
Asahi Glass Co., Ltd.	72,000	390,567
Asahi Group Holdings, Ltd.	26,300	761,216
Asahi Kasei Corp.	97,000	788,033
Asics Corp.	11,000	247,869
Astellas Pharma, Inc.	150,000	2,235,136
Bandai Namco Holdings, Inc.	12,500	320,252
Bank of Kyoto, Ltd. (The)	22,000	182,859
Bank of Yokohama, Ltd. (The)	83,000	456,803
Benesse Holdings, Inc. (a)	5,000	164,155
Bridgestone Corp.	47,200	1,562,089
Brother Industries, Ltd.	16,400	303,683
Calbee, Inc.	5,500	180,145
Canon, Inc.	78,400	2,549,294
Casio Computer Co., Ltd.	16,900	281,969
Central Japan Railway Co.	10,400	1,401,226
Chiba Bank, Ltd. (The)	49,000	341,165
Chubu Electric Power Co., Inc. (b)	47,800	548,913
Chugai Pharmaceutical Co., Ltd.	15,100	436,326
Chugoku Bank, Ltd. (The)	12,000	176,345
Chugoku Electric Power Co., Inc. (The)	23,700	304,304
Citizen Holdings Co., Ltd.	19,800	129,897
Credit Saison Co., Ltd.	10,500	202,603
Dai Nippon Printing Co., Ltd.	40,000	401,305
Dai-ichi Life Insurance Co., Ltd. (The)	72,500	1,076,973
Daicel Corp.	22,000	236,497
Daihatsu Motor Co., Ltd. (a)	14,000	221,582
Daiichi Sankyo Co., Ltd.	45,200	709,563
Daikin Industries, Ltd.	16,800	1,042,391
Daito Trust Construction Co., Ltd.	5,000	590,816
Daiwa House Industry Co., Ltd. (a)	41,000	736,198
Daiwa Securities Group, Inc.	126,000	998,976
Denso Corp.	33,900	1,563,914
Dentsu, Inc.	15,200	579,200
Don Quijote Holdings Co., Ltd.	4,100	235,289
East Japan Railway Co.	24,700	1,852,173
Eisai Co., Ltd. (a)	18,200	736,280
Electric Power Development Co., Ltd.	8,800	286,913
FamilyMart Co., Ltd. (a)	4,300	164,191
FANUC Corp.	13,900	2,509,672
Fast Retailing Co., Ltd.	3,700	1,239,671
Fuji Electric Co., Ltd.	43,000	208,371
Fuji Heavy Industries, Ltd.	42,000	1,390,126
FUJIFILM Holdings Corp.	32,600	997,819
Fujitsu, Ltd.	135,000	831,558
Fukuoka Financial Group, Inc.	53,000	252,913
GungHo Online Entertainment, Inc. (a)	25,400	121,265
Gunma Bank, Ltd. (The)	26,000	149,921
Hachijuni Bank, Ltd. (The)	30,000	180,372

Japan—(Continued)
Hakuhodo DY Holdings, Inc. (a)	17,600	178,225
Hamamatsu Photonics KK	4,800	228,546
Hankyu Hanshin Holdings, Inc.	83,000	482,635
Hino Motors, Ltd.	19,000	266,006
Hirose Electric Co., Ltd. (a)	2,200	271,753
Hiroshima Bank, Ltd. (The)	38,000	186,423
Hisamitsu Pharmaceutical Co., Inc.	4,700	168,936
Hitachi Construction Machinery Co., Ltd. (a)	6,400	128,950
Hitachi Metals, Ltd.	13,000	233,739
Hitachi, Ltd.	337,000	2,564,359
Hokuhoku Financial Group, Inc.	85,000	166,385
Hokuriku Electric Power Co.	12,000	157,751
Honda Motor Co., Ltd.	113,300	3,929,090
Hoya Corp.	30,100	1,011,468
Hulic Co., Ltd.	18,600	196,861
Ibiden Co., Ltd.	8,300	161,778
Idemitsu Kosan Co., Ltd.	6,600	140,155
IHI Corp.	99,000	513,227
Iida Group Holdings Co., Ltd.	9,100	111,405
Inpex Corp.	63,200	894,566
Isetan Mitsukoshi Holdings, Ltd.	22,600	294,468
Isuzu Motors, Ltd.	42,000	594,023
ITOCHU Corp.	106,000	1,295,970
Iyo Bank, Ltd. (The)	17,000	172,181
J Front Retailing Co., Ltd.	15,000	196,394
Japan Airlines Co., Ltd.	8,400	229,845
Japan Exchange Group, Inc.	18,500	439,559
Japan Prime Realty Investment Corp.	49	176,486
Japan Real Estate Investment Corp. (REIT)	80	411,439
Japan Retail Fund Investment Corp. (REIT)	202	406,601
Japan Tobacco, Inc.	78,400	2,551,473
JFE Holdings, Inc.	35,500	708,971
JGC Corp.	14,000	382,364
Joyo Bank, Ltd. (The) (a)	54,000	265,266
JSR Corp. (a)	11,300	197,226
JTEKT Corp.	20,000	334,881
JX Holdings, Inc. (a)	163,100	752,025
Kajima Corp. (a)	59,000	282,560
Kakaku.com, Inc.	11,000	156,321
Kamigumi Co., Ltd.	17,000	161,258
Kansai Electric Power Co., Inc. (The) (b)	55,000	520,957
Kansai Paint Co., Ltd.	15,000	224,149
Kao Corp.	36,500	1,423,424
Kawasaki Heavy Industries, Ltd.	96,000	383,697
KDDI Corp.	41,100	2,472,692
Keikyu Corp. (a)	36,000	300,787
Keio Corp.	45,000	332,918
Keisei Electric Railway Co., Ltd.	20,000	200,339
Keyence Corp.	3,300	1,435,331
Kikkoman Corp.	12,000	255,179
Kintetsu Corp.	121,120	407,613
Kirin Holdings Co., Ltd.	62,000	823,889
Kobe Steel, Ltd.	272,000	441,743
Koito Manufacturing Co., Ltd.	7,000	190,288
Komatsu, Ltd.	63,800	1,476,494
Konami Corp. (a)	8,300	173,107
Konica Minolta, Inc.	37,000	400,797

MSF-147

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kubota Corp.	80,000	$1,260,682
Kuraray Co., Ltd.	24,500	287,462
Kurita Water Industries, Ltd.	7,100	158,268
Kyocera Corp.	22,200	1,035,447
Kyowa Hakko Kirin Co., Ltd.	20,000	245,466
Kyushu Electric Power Co., Inc. (a) (b)	28,400	306,216
Lawson, Inc. (a)	4,900	342,854
LIXIL Group Corp. (a)	18,800	401,916
M3, Inc.	10,600	170,205
Mabuchi Motor Co., Ltd.	1,800	157,231
Makita Corp.	9,500	537,458
Marubeni Corp.	113,000	773,934
Marui Group Co., Ltd.	16,000	131,840
Mazda Motor Corp.	41,400	1,038,960
MEIJI Holdings Co., Ltd. (a)	5,100	404,036
Miraca Holdings, Inc. (a)	4,000	165,478
Mitsubishi Chemical Holdings Corp.	95,500	470,152
Mitsubishi Corp.	101,300	2,075,847
Mitsubishi Electric Corp.	136,000	1,812,870
Mitsubishi Estate Co., Ltd.	88,000	1,982,130
Mitsubishi Gas Chemical Co., Inc. (a)	26,000	165,797
Mitsubishi Heavy Industries, Ltd.	225,000	1,448,740
Mitsubishi Materials Corp.	79,000	256,562
Mitsubishi Motors Corp.	44,999	546,525
Mitsubishi Tanabe Pharma Corp.	15,000	220,141
Mitsubishi UFJ Financial Group, Inc.	907,188	5,134,231
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	217,021
Mitsui & Co., Ltd.	117,717	1,857,201
Mitsui Chemicals, Inc. (a) (b)	57,000	158,630
Mitsui Fudosan Co., Ltd.	66,000	2,023,556
Mitsui OSK Lines, Ltd. (a)	75,000	239,488
Mizuho Financial Group, Inc.	1,614,600	2,885,117
MS&AD Insurance Group Holdings	34,300	749,056
Murata Manufacturing Co., Ltd.	14,100	1,604,361
Nabtesco Corp.	7,000	167,926
Nagoya Railroad Co., Ltd. (a)	62,000	248,790
NEC Corp.	185,000	639,975
NGK Insulators, Ltd.	17,000	405,825
NGK Spark Plug Co., Ltd.	12,000	353,734
NH Foods, Ltd.	14,000	297,583
Nidec Corp.	14,400	974,810
Nikon Corp. (a)	23,100	334,069
Nintendo Co., Ltd.	7,500	816,148
Nippon Building Fund, Inc. (REIT)	94	494,981
Nippon Electric Glass Co., Ltd.	30,000	146,209
Nippon Express Co., Ltd.	59,000	247,423
Nippon Paint Co., Ltd. (a)	13,000	292,829
Nippon Prologis REIT, Inc.	85	197,348
Nippon Steel Sumitomo Metal Corp.	530,000	1,376,536
Nippon Telegraph & Telephone Corp.	26,100	1,624,070
Nippon Yusen KK	142,000	374,726
Nissan Motor Co., Ltd.	174,800	1,705,202
Nisshin Seifun Group, Inc.	15,730	155,036
Nissin Foods Holdings Co., Ltd.	4,700	243,949
Nitori Holdings Co., Ltd.	5,300	328,291
Nitto Denko Corp.	10,200	559,837
NOK Corp.	7,100	163,046

Japan—(Continued)
Nomura Holdings, Inc.	253,100	1,501,617
Nomura Real Estate Holdings, Inc.	13,100	225,177
Nomura Research Institute, Ltd.	8,200	265,389
NSK, Ltd.	30,000	427,581
NTT Data Corp.	10,776	386,604
NTT DoCoMo, Inc. (a)	106,500	1,778,361
Obayashi Corp. (a)	45,000	308,354
Odakyu Electric Railway Co., Ltd. (a)	44,000	402,553
OJI Holdings Corp.	68,000	257,458
Olympus Corp. (b)	16,000	574,845
Omron Corp.	13,600	618,250
Ono Pharmaceutical Co., Ltd.	6,400	569,061
Oriental Land Co., Ltd.	3,400	643,379
ORIX Corp.	96,000	1,325,547
Osaka Gas Co., Ltd.	127,000	509,084
Otsuka Corp.	3,600	143,154
Otsuka Holdings Co., Ltd.	26,000	896,564
Panasonic Corp.	154,900	1,843,764
Rakuten, Inc.	56,700	654,673
Resona Holdings, Inc.	156,800	884,773
Ricoh Co., Ltd.	51,000	548,271
Rinnai Corp.	2,800	231,949
Rohm Co., Ltd.	6,700	421,926
Sankyo Co., Ltd. (a)	3,700	132,632
Santen Pharmaceutical Co., Ltd.	5,500	308,020
SBI Holdings, Inc.	19,011	213,102
Secom Co., Ltd.	15,800	941,875
Sega Sammy Holdings, Inc.	13,300	214,134
Seibu Holdings, Inc. (a)	9,000	179,304
Seiko Epson Corp.	10,000	480,820
Sekisui Chemical Co., Ltd.	28,000	321,809
Sekisui House, Ltd.	36,000	425,041
Seven & I Holdings Co., Ltd.	53,100	2,061,134
Seven Bank, Ltd.	43,000	175,338
Sharp Corp. (a) (b)	103,000	293,318
Shikoku Electric Power Co., Inc. (b)	15,100	193,076
Shimadzu Corp.	17,000	147,220
Shimamura Co., Ltd.	1,400	128,736
Shimano, Inc.	5,600	681,410
Shimizu Corp. (a)	37,000	292,007
Shin-Etsu Chemical Co., Ltd.	30,100	1,968,694
Shinsei Bank, Ltd.	100,000	214,437
Shionogi & Co., Ltd.	19,400	445,337
Shiseido Co., Ltd. (a)	29,300	483,912
Shizuoka Bank, Ltd. (The)	41,000	422,355
Showa Shell Sekiyu KK	14,000	133,180
SMC Corp.	3,700	1,021,586
SoftBank Corp.	66,800	4,688,291
Sompo Japan Nipponkoa Holdings, Inc.	22,699	551,416
Sony Corp.	71,100	1,280,950
Sony Financial Holdings, Inc.	12,800	207,191
Stanley Electric Co., Ltd.	11,800	255,396
Sumitomo Chemical Co., Ltd.	109,000	388,823
Sumitomo Corp. (a)	81,000	894,433
Sumitomo Dainippon Pharma Co., Ltd. (a)	11,900	151,656
Sumitomo Electric Industries, Ltd.	56,334	833,177
Sumitomo Heavy Industries, Ltd.	39,000	219,615

MSF-148

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Metal Mining Co., Ltd.	40,000	$563,793
Sumitomo Mitsui Financial Group, Inc.	88,500	3,610,818
Sumitomo Mitsui Trust Holdings, Inc.	232,262	967,586
Sumitomo Realty & Development Co., Ltd.	25,000	890,442
Sumitomo Rubber Industries, Ltd.	12,500	177,473
Suntory Beverage & Food, Ltd.	8,400	298,041
Suruga Bank, Ltd.	13,000	259,255
Suzuken Co., Ltd.	5,300	152,785
Suzuki Motor Corp.	26,200	869,235
Sysmex Corp.	12,400	498,438
T&D Holdings, Inc.	38,800	498,794
Taiheiyo Cement Corp. (a)	82,000	308,058
Taisei Corp. (a)	69,000	389,651
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	205,537
Taiyo Nippon Sanso Corp. (a)	18,000	158,759
Takashimaya Co., Ltd.	19,000	158,950
Takeda Pharmaceutical Co., Ltd.	56,900	2,474,530
TDK Corp.	8,400	469,293
Teijin, Ltd.	66,000	159,500
Terumo Corp.	21,600	518,168
THK Co., Ltd.	7,700	191,848
Tobu Railway Co., Ltd.	73,000	367,571
Toho Co., Ltd.	8,500	192,297
Toho Gas Co., Ltd. (a)	31,000	174,975
Tohoku Electric Power Co., Inc.	29,800	338,790
Tokio Marine Holdings, Inc.	49,400	1,533,784
Tokyo Electric Power Co., Inc. (b)	97,600	341,905
Tokyo Electron, Ltd.	12,400	805,773
Tokyo Gas Co., Ltd.	170,000	956,049
Tokyo Tatemono Co., Ltd.	29,000	234,793
Tokyu Corp.	76,000	498,485
Tokyu Fudosan Holdings Corp.	37,000	253,860
TonenGeneral Sekiyu KK	18,000	157,411
Toppan Printing Co., Ltd. (a)	41,000	294,835
Toray Industries, Inc.	111,000	734,111
Toshiba Corp.	283,000	1,312,228
TOTO, Ltd.	19,000	209,055
Toyo Seikan Group Holdings, Ltd.	10,200	126,524
Toyo Suisan Kaisha, Ltd.	6,000	199,204
Toyota Industries Corp.	12,600	609,304
Toyota Motor Corp.	193,200	11,351,705
Toyota Tsusho Corp.	14,200	346,271
Trend Micro, Inc.	7,000	236,951
Unicharm Corp.	26,700	607,534
United Urban Investment Corp.	167	256,264
USS Co., Ltd.	16,600	254,883
West Japan Railway Co.	11,700	522,712
Yahoo Japan Corp. (a)	101,500	386,243
Yakult Honsha Co., Ltd. (a)	6,300	331,095
Yamada Denki Co., Ltd. (a)	55,900	163,180
Yamaguchi Financial Group, Inc.	15,000	141,772
Yamaha Corp.	11,000	143,841
Yamaha Motor Co., Ltd.	17,800	348,504
Yamato Holdings Co., Ltd. (a)	27,000	502,829
Yaskawa Electric Corp. (a)	18,000	243,957
Yokogawa Electric Corp. (a)	16,300	214,924

		189,199,278

Luxembourg—0.2%
Altice S.A. (b)	6,070	321,200
ArcelorMittal	75,087	1,030,770
Tenaris S.A.	32,705	745,637

		2,097,607

Netherlands—2.4%
Aegon NV	126,769	1,043,793
Airbus Group NV	40,799	2,561,358
Akzo Nobel NV	16,759	1,141,882
ASML Holding NV	24,785	2,460,332
CNH Industrial NV	61,911	492,469
Corio NV	4,074	199,455
Delta Lloyd NV	13,897	333,687
Fugro NV	4,445	134,446
Gemalto NV (a)	5,659	518,626
Heineken Holding NV	6,283	415,037
Heineken NV	16,408	1,225,596
ING Groep NV (b)	268,652	3,821,853
Koninklijke Ahold NV	66,939	1,082,648
Koninklijke Boskalis Westminster NV	6,001	335,801
Koninklijke DSM NV	12,095	745,199
Koninklijke KPN NV (b)	230,706	736,600
Koninklijke Philips NV	68,097	2,168,290
Koninklijke Vopak NV (a)	4,391	236,461
OCI (a) (b)	6,200	191,073
QIAGEN NV (b)	14,898	339,149
Randstad Holding NV	9,402	436,669
Reed Elsevier NV	48,042	1,088,778
STMicroelectronics NV	44,693	343,797
TNT Express NV	37,717	237,343
Wolters Kluwer NV	20,745	552,639
Ziggo NV (b)	11,596	541,474

		23,384,455

New Zealand—0.1%
Auckland International Airport, Ltd.	99,212	297,479
Fletcher Building, Ltd.	56,031	382,144
Ryman Healthcare, Ltd.	29,900	181,926
Spark New Zealand, Ltd.	137,816	319,165

		1,180,714

Norway—0.8%
Akastor ASA	11,775	47,338
Aker Solutions ASA (b)	11,775	117,333
DNB ASA	66,404	1,242,257
Gjensidige Forsikring ASA	14,357	303,572
Norsk Hydro ASA	92,923	517,877
Orkla ASA	54,230	490,892
Seadrill, Ltd. (a)	27,606	737,220
Statoil ASA	78,090	2,125,323
Subsea 7 S.A.	18,500	263,948
Telenor ASA	53,216	1,168,101
Yara International ASA	12,261	614,863

		7,628,724

MSF-149

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.2%
Banco Comercial Portugues S.A. - Class R (b)	2,472,000	$318,817
Banco Espirito Santo S.A. (b) (c)	199,038	0
EDP - Energias de Portugal S.A.	162,515	707,149
Galp Energia SGPS S.A.	31,688	514,167
Jeronimo Martins SGPS S.A.	16,641	182,679

		1,722,812

Singapore—1.4%
Ascendas Real Estate Investment Trust	141,000	248,807
CapitaCommercial Trust (REIT)	143,000	178,870
CapitaLand, Ltd.	174,000	436,097
CapitaMall Trust (REIT)	240,200	359,764
City Developments, Ltd.	34,000	256,059
ComfortDelGro Corp., Ltd.	153,000	287,498
DBS Group Holdings, Ltd.	120,467	1,737,387
Genting Singapore plc (a)	418,200	373,330
Global Logistic Properties, Ltd.	212,000	450,011
Golden Agri-Resources, Ltd.	492,569	198,635
Hutchison Port Holdings Trust - Class U	350,000	244,221
Jardine Cycle & Carriage, Ltd.	8,000	269,211
Keppel Corp., Ltd.	102,700	844,528
Keppel Land, Ltd.	51,000	139,815
Oversea-Chinese Banking Corp., Ltd.	202,364	1,543,631
Sembcorp Industries, Ltd.	71,000	288,424
Sembcorp Marine, Ltd. (a)	63,000	184,262
Singapore Airlines, Ltd.	36,940	284,698
Singapore Exchange, Ltd.	56,000	316,781
Singapore Press Holdings, Ltd. (a)	107,250	353,227
Singapore Technologies Engineering, Ltd.	130,000	371,522
Singapore Telecommunications, Ltd.	557,820	1,658,345
StarHub, Ltd.	44,000	141,913
United Overseas Bank, Ltd.	88,392	1,549,327
UOL Group, Ltd.	33,000	170,766
Wilmar International, Ltd.	130,000	314,486

		13,201,615

Spain—3.4%
Abertis Infraestructuras S.A.	30,059	591,707
ACS Actividades de Construccion y Servicios S.A.	12,561	479,515
Amadeus IT Holding S.A. - A Shares	26,116	972,936
Banco Bilbao Vizcaya Argentaria S.A.	408,157	4,889,587
Banco de Sabadell S.A. (a)	247,269	725,694
Banco Popular Espanol S.A. (a)	115,495	702,841
Banco Santander S.A.	844,350	8,078,962
Bankia S.A. (b)	323,299	599,001
CaixaBank S.A.	123,904	748,225
CaixaBank S.A. (a)	1,362	8,292
Distribuidora Internacional de Alimentacion S.A.	40,028	285,515
Enagas S.A.	15,504	499,038
Ferrovial S.A. (a)	28,747	555,395
Gas Natural SDG S.A.	24,586	721,936
Grifols S.A.	11,921	485,007
Iberdrola S.A.	365,269	2,609,865
Inditex S.A.	75,405	2,077,633

Spain—(Continued)
International Consolidated Airlines Group S.A. - Class DI (b)	71,373	421,512
Mapfre S.A.	74,474	262,907
Red Electrica Corp. S.A.	7,572	653,513
Repsol S.A.	71,335	1,688,467
Telefonica S.A.	284,361	4,394,578
Zardoya Otis S.A. (a)	9,526	117,851

		32,569,977

Sweden—2.9%
Alfa Laval AB (a)	20,852	445,387
Assa Abloy AB - Class B	23,170	1,189,433
Atlas Copco AB - A Shares (a)	47,637	1,363,142
Atlas Copco AB - B Shares	26,827	694,571
Boliden AB	18,744	303,226
Electrolux AB - Series B	17,118	450,417
Elekta AB - B Shares (a)	26,324	259,189
Getinge AB - B Shares	13,484	339,576
Hennes & Mauritz AB - B Shares	67,689	2,811,457
Hexagon AB - B Shares	17,090	540,753
Husqvarna AB - B Shares	25,677	181,042
Industrivarden AB - C Shares	8,655	150,855
Investment AB Kinnevik - B Shares	16,520	597,146
Investor AB - B Shares	31,588	1,112,415
Lundin Petroleum AB (b)	16,017	270,220
Millicom International Cellular S.A. (a)	5,384	431,597
Nordea Bank AB	208,934	2,709,757
Sandvik AB	73,011	819,713
Securitas AB - B Shares	21,462	238,504
Skandinaviska Enskilda Banken AB - Class A	103,979	1,382,708
Skanska AB - B Shares	30,119	621,060
SKF AB - B Shares	26,654	557,060
Svenska Cellulosa AB SCA - B Shares	40,587	966,189
Svenska Handelsbanken AB - A Shares	34,300	1,607,155
Swedbank AB - A Shares	61,954	1,553,785
Swedish Match AB	14,499	468,653
Tele2 AB - B Shares	21,032	253,883
Telefonaktiebolaget LM Ericsson - B Shares	219,192	2,769,617
TeliaSonera AB	162,992	1,126,052
Volvo AB - B Shares	112,044	1,210,886

		27,425,448

Switzerland—8.6%
ABB, Ltd. (b)	156,793	3,505,161
Actelion, Ltd. (b)	7,563	885,961
Adecco S.A. (b)	11,954	805,920
Aryzta AG (b)	5,635	485,654
Baloise Holding AG	3,194	407,368
Barry Callebaut AG (b)	132	146,167
Chocoladefabriken Lindt & Spruengli AG	7	414,712
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	55	274,069
Cie Financiere Richemont S.A.	37,271	3,051,715
Coca-Cola HBC AG (b)	13,800	297,606
Credit Suisse Group AG (b)	106,196	2,925,108
EMS-Chemie Holding AG	579	239,632

MSF-150

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Geberit AG	2,659	$855,845
Givaudan S.A. (b)	646	1,028,506
Holcim, Ltd. (b)	16,305	1,182,110
Julius Baer Group, Ltd. (b)	15,588	694,895
Kuehne & Nagel International AG (a)	4,135	521,229
Lonza Group AG (b)	3,231	389,438
Nestle S.A.	225,643	16,536,988
Novartis AG	160,952	15,145,461
Pargesa Holding S.A.	1,694	134,442
Partners Group Holding AG	1,228	323,161
Roche Holding AG	49,159	14,543,895
Schindler Holding AG (Participation Certificate)	3,222	435,716
Schindler Holding AG	1,428	190,079
SGS S.A.	367	757,300
Sika AG	170	586,636
Sonova Holding AG	4,058	647,056
Sulzer AG	1,649	202,629
Swatch Group AG (The)	3,213	280,992
Swatch Group AG (The) - Bearer Shares	2,110	998,885
Swiss Life Holding AG (b)	2,159	513,391
Swiss Prime Site AG (b)	3,833	284,416
Swiss Re AG (b)	24,745	1,968,946
Swisscom AG	1,631	925,789
Syngenta AG	6,727	2,133,402
Transocean, Ltd. (a)	24,746	794,578
UBS AG (b)	259,484	4,498,308
Zurich Insurance Group AG (b)	10,297	3,059,351

		83,072,517

United Kingdom—19.9%
3i Group plc	63,549	393,157
Aberdeen Asset Management plc (a)	61,345	396,125
Admiral Group plc	16,009	331,883
Aggreko plc (a)	17,661	441,489
AMEC plc (a)	19,387	345,117
Anglo American plc	100,587	2,240,008
Antofagasta plc	26,957	314,504
ARM Holdings plc	102,474	1,493,126
ASOS plc (a) (b)	3,794	138,387
Associated British Foods plc	24,859	1,076,948
AstraZeneca plc	87,843	6,293,438
Aviva plc	205,068	1,729,845
Babcock International Group plc	33,300	586,547
BAE Systems plc	224,576	1,716,046
Barclays plc	1,147,454	4,227,117
BG Group plc	236,047	4,342,021
BHP Billiton plc	146,472	4,066,624
BP plc	1,295,973	9,496,463
British American Tobacco plc	133,028	7,477,355
British Land Co. plc	73,348	832,745
British Sky Broadcasting Group plc	73,819	1,049,865
BT Group plc	549,280	3,364,597
Bunzl plc	22,401	582,010
Burberry Group plc	32,742	798,681
Capita plc	48,717	915,883

United Kingdom—(Continued)
Carnival plc	12,088	480,519
Centrica plc	369,393	1,836,904
Cobham plc	73,272	343,894
Compass Group plc	119,290	1,926,629
Croda International plc	9,658	320,260
Diageo plc	178,260	5,154,205
Direct Line Insurance Group plc	105,265	501,835
Dixons Carphone plc	68,700	407,394
easyJet plc	10,815	247,956
Fresnillo plc (a)	11,783	144,646
Friends Life Group, Ltd.	99,349	494,542
G4S plc	106,542	432,027
GKN plc	126,099	647,484
GlaxoSmithKline plc	340,182	7,786,086
Glencore plc (b)	735,853	4,071,513
Hammerson plc	56,484	525,092
Hargreaves Lansdown plc	16,913	257,523
HSBC Holdings plc	1,335,198	13,588,783
ICAP plc (a)	36,213	226,420
IMI plc	20,055	398,180
Imperial Tobacco Group plc	66,898	2,877,683
Inmarsat plc	28,473	322,479
InterContinental Hotels Group plc	18,621	718,015
Intertek Group plc	10,631	450,198
Intu Properties plc	62,951	329,240
Investec plc	41,855	351,205
J Sainsbury plc (a)	85,611	348,552
Johnson Matthey plc	13,894	653,755
Kingfisher plc	164,859	864,045
Land Securities Group plc	59,558	999,558
Legal & General Group plc	410,178	1,521,777
Lloyds Banking Group plc (b)	4,006,803	4,964,908
London Stock Exchange Group plc	15,554	470,148
Marks & Spencer Group plc	118,772	775,802
Meggitt plc	55,862	408,417
Melrose Industries plc	72,515	289,472
National Grid plc	261,011	3,742,462
Next plc	11,690	1,251,458
Old Mutual plc (a)	337,381	989,189
Pearson plc	56,693	1,138,821
Persimmon plc (b)	20,663	444,115
Petrofac, Ltd.	17,337	289,798
Prudential plc	177,484	3,942,060
Randgold Resources, Ltd.	6,351	431,093
Reckitt Benckiser Group plc	44,859	3,882,765
Reed Elsevier plc	81,102	1,294,500
Rexam plc	46,152	367,840
Rio Tinto plc	90,449	4,440,864
Rolls-Royce Holdings plc (b)	130,394	2,021,159
Royal Bank of Scotland Group plc (b)	174,168	1,038,160
Royal Dutch Shell plc - A Shares	275,303	10,500,647
Royal Dutch Shell plc - B Shares	173,340	6,837,911
Royal Mail plc	45,481	289,138
RSA Insurance Group plc (b)	64,126	502,205
SABMiller plc	67,875	3,771,699
Sage Group plc (The)	79,455	469,709
Schroders plc	8,724	336,399

MSF-151

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Segro plc	61,844	$362,572
Severn Trent plc	16,575	502,300
Smith & Nephew plc	66,221	1,112,325
Smiths Group plc	25,680	526,007
Sports Direct International plc (a) (b)	18,899	188,613
SSE plc	67,077	1,674,697
Standard Chartered plc	169,791	3,127,872
Standard Life plc	174,865	1,168,017
Tate & Lyle plc	33,576	320,240
Tesco plc	577,804	1,728,506
Travis Perkins plc	16,708	448,398
TUI Travel plc	32,223	202,385
Tullow Oil plc	61,905	644,486
Unilever NV	116,057	4,613,988
Unilever plc	91,437	3,816,671
United Utilities Group plc	48,207	628,480
Vodafone Group plc	1,849,678	6,097,143
Weir Group plc (The)	13,923	562,622
Whitbread plc	12,742	857,739
William Hill plc	58,853	351,350
Wolseley plc	18,911	993,530
WM Morrison Supermarkets plc (a)	166,578	454,376
WPP plc	97,220	1,944,605

		191,096,041

Total Common Stocks (Cost $769,239,923)		894,856,552

Investment Company Security—4.8%

United States—4.8%
iShares MSCI EAFE ETF (a) (d) (Cost $48,163,172)	722,300	46,313,876

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,505	284,993
Fuchs Petrolub SE (a)	4,900	186,114
Henkel AG & Co. KGaA	12,771	1,275,481
Porsche Automobil Holding SE	10,260	821,500
Volkswagen AG	11,660	2,421,064

Total Preferred Stocks (Cost $3,131,937)		4,989,152

Rights—0.0%

Italy—0.0%
Fiat S.p.A., Expires 10/06/14 (a) (b)	59,813	0

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 10/13/14 (a) (b)	408,157	40,733

Spain—(Continued)
Banco Popular Espanol S.A., Expires 10/13/14 (a) (b)	115,496	1,605

		42,338

Total Rights (Cost $43,183)		42,338

Warrant—0.0%

Hong Kong—0.0%
Sun Hung Kai Properties, Ltd. Expires 04/22/16 (b) (Cost $0)	9,250	15,462

Short-Term Investments—8.3%

Discount Notes—1.2%
Federal Home Loan Bank
0.005%, 10/27/14 (e)	1,025,000	1,024,996
0.020%, 12/19/14 (e)	4,425,000	4,424,806
0.054%, 10/15/14 (e)	1,200,000	1,199,973
0.081%, 03/03/15 (e)	575,000	574,805
Federal National Mortgage Association
0.019%, 12/24/14 (e)	100,000	99,996
0.067%, 10/15/14 (e)	4,325,000	4,324,880

		11,649,456

Mutual Fund—7.0%
State Street Navigator Securities Lending MET Portfolio (f)	67,070,034	67,070,034

U.S. Treasury—0.1%
U.S. Treasury Bills
0.017%, 03/19/15 (e)	450,000	449,965
0.020%, 11/13/14 (e)	300,000	299,993

		749,958

Total Short-Term Investments (Cost $79,469,448)		79,469,448

Total Investments—106.8% (Cost $900,047,663) (g)		1,025,686,828
Other assets and liabilities (net)—(6.8)%		(64,979,152)

Net Assets—100.0%		$960,707,676

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)

All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $70,487,533 and the collateral received consisted of cash in the amount of $67,070,034 and non-cash collateral with a value of $6,107,055. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of

MSF-152

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $641,200.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of September 30, 2014, the aggregate cost of investments was $900,047,663. The aggregate unrealized appreciation and depreciation of investments were $230,901,719 and $(105,262,554), respectively, resulting in net unrealized appreciation of $125,639,165.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Banks	13.0
Pharmaceuticals	9.0
Oil, Gas & Consumable Fuels	5.9
Insurance	5.0
Automobiles	3.7
Food Products	3.6
Metals & Mining	3.3
Chemicals	3.1
Diversified Telecommunication Services	3.0
Machinery	2.4

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	12/19/14	75	USD	7,071,734	$(172,859)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$67,277,711	$—	$67,277,711
Austria	—	1,856,107	—	1,856,107
Belgium	—	11,310,719	—	11,310,719
Denmark	—	14,135,593	—	14,135,593
Finland	—	7,889,720	—	7,889,720
France	—	85,124,034	—	85,124,034
Germany	—	73,896,652	—	73,896,652
Hong Kong	—	26,641,786	—	26,641,786

MSF-153

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Ireland	$—	$7,760,503	$—	$7,760,503
Israel	—	4,890,788	—	4,890,788
Italy	—	21,493,751	—	21,493,751
Japan	—	189,199,278	—	189,199,278
Luxembourg	—	2,097,607	—	2,097,607
Netherlands	—	23,384,455	—	23,384,455
New Zealand	—	1,180,714	—	1,180,714
Norway	117,333	7,511,391	—	7,628,724
Portugal	—	1,722,812	0	1,722,812
Singapore	—	13,201,615	—	13,201,615
Spain	8,292	32,561,685	—	32,569,977
Sweden	—	27,425,448	—	27,425,448
Switzerland	770,070	82,302,447	—	83,072,517
United Kingdom	—	191,096,041	—	191,096,041
Total Common Stocks	895,695	893,960,857	0	894,856,552
Total Investment Company Security*	46,313,876	—	—	46,313,876
Total Preferred Stocks*	—	4,989,152	—	4,989,152
Total Rights*	42,338	—	—	42,338
Total Warrant*	15,462	—	—	15,462
Short-Term Investments
Discount Notes	—	11,649,456	—	11,649,456
Mutual Fund	67,070,034	—	—	67,070,034
U.S. Treasury	—	749,958	—	749,958
Total Short-Term Investments	67,070,034	12,399,414	—	79,469,448
Total Investments	$114,337,405	$911,349,423	$0	$1,025,686,828

Collateral for securities loaned (Liability)	$—	$(67,070,034)	$—	$(67,070,034)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(172,859)	$—	$—	$(172,859)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $732,780 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $181,991 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers Into Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2014
Common Stocks
Portugal	$—	$(253,969)	$50,246	$203,723	$0	$(253,969)

Transfers into level 3 were due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MSF-154

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.1%
Cubic Corp.	26,700	$1,249,560

Air Freight & Logistics—0.6%
Forward Air Corp.	185,076	8,296,957

Airlines—0.1%
Allegiant Travel Co.	7,400	915,084

Auto Components—0.3%
Gentex Corp.	149,700	4,007,469

Banks—7.8%
Bank of Hawaii Corp.	270,400	15,361,424
Bank of the Ozarks, Inc.	310,876	9,798,812
BankUnited, Inc.	321,500	9,802,535
BOK Financial Corp.	174,182	11,579,619
Community Bank System, Inc.	133,687	4,490,546
Cullen/Frost Bankers, Inc.	226,298	17,314,060
CVB Financial Corp.	349,200	5,011,020
First Financial Bankshares, Inc.	430,810	11,972,210
FNB Corp.	467,548	5,605,901
PacWest Bancorp	260,128	10,725,077
ViewPoint Financial Group, Inc.	152,800	3,658,032
Westamerica Bancorp	131,300	6,108,076

		111,427,312

Beverages—0.9%
Boston Beer Co., Inc. (The) - Class A (a)	55,072	12,212,767

Building Products—0.9%
AAON, Inc.	271,972	4,626,244
AO Smith Corp.	172,000	8,132,160

		12,758,404

Chemicals—4.6%
Balchem Corp.	222,563	12,590,389
Hawkins, Inc.	72,590	2,610,336
Innophos Holdings, Inc.	167,111	9,206,145
NewMarket Corp.	21,217	8,084,101
RPM International, Inc.	150,100	6,871,578
Sensient Technologies Corp.	449,600	23,536,560
Stepan Co.	69,118	3,067,457

		65,966,566

Commercial Services & Supplies—3.7%
Healthcare Services Group, Inc.	499,614	14,293,956
Rollins, Inc.	647,210	18,950,309
Team, Inc. (a)	92,403	3,502,998
UniFirst Corp.	50,900	4,916,431
United Stationers, Inc.	294,874	11,078,416

		52,742,110

Communications Equipment—0.7%
NETGEAR, Inc. (a)	308,000	9,625,000

Construction & Engineering—0.2%
Primoris Services Corp.	98,000	2,630,320

Construction Materials—0.6%
Eagle Materials, Inc.	84,800	8,635,184

Containers & Packaging—2.5%
Aptargroup, Inc.	430,454	26,128,558
Silgan Holdings, Inc.	192,300	9,038,100

		35,166,658

Distributors—1.2%
Pool Corp.	321,560	17,338,515

Diversified Financial Services—0.3%
MarketAxess Holdings, Inc.	59,300	3,668,298

Electrical Equipment—0.4%
Franklin Electric Co., Inc.	116,900	4,061,106
Thermon Group Holdings, Inc. (a)	92,200	2,251,524

		6,312,630

Electronic Equipment, Instruments & Components—4.4%
Badger Meter, Inc.	147,688	7,450,860
Cognex Corp. (a)	55,100	2,218,877
Coherent, Inc. (a)	33,600	2,062,032
FARO Technologies, Inc. (a)	45,200	2,293,900
FEI Co.	214,454	16,174,121
Littelfuse, Inc.	76,700	6,533,306
MTS Systems Corp.	19,400	1,324,244
Rogers Corp. (a)	100,000	5,476,000
Zebra Technologies Corp. - Class A (a)	267,382	18,976,100

		62,509,440

Energy Equipment & Services—4.2%
Canadian Energy Services & Technology Corp.	173,200	1,450,615
CARBO Ceramics, Inc.	141,900	8,404,737
Natural Gas Services Group, Inc. (a)	234,035	5,633,222
Oceaneering International, Inc.	330,900	21,564,753
Pason Systems, Inc.	514,400	14,372,336
ShawCor, Ltd.	171,500	8,647,030

		60,072,693

Food & Staples Retailing—0.2%
North West Co., Inc. (The)	137,700	2,753,353

Food Products—2.1%
B&G Foods, Inc.	215,200	5,928,760
Flowers Foods, Inc.	384,750	7,064,010
J&J Snack Foods Corp.	91,609	8,570,938
Lancaster Colony Corp.	104,600	8,920,288

		30,483,996

Gas Utilities—0.3%
South Jersey Industries, Inc.	78,900	4,210,104

MSF-155

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—6.2%
Abaxis, Inc.	163,454	$8,288,752
Cyberonics, Inc. (a)	80,174	4,101,702
Haemonetics Corp. (a)	457,608	15,979,672
IDEXX Laboratories, Inc. (a)	145,900	17,191,397
Meridian Bioscience, Inc.	276,981	4,899,794
Sirona Dental Systems, Inc. (a)	216,200	16,578,216
West Pharmaceutical Services, Inc.	461,966	20,677,598

		87,717,131

Health Care Providers & Services—3.5%
Amsurg Corp. (a)	142,442	7,129,222
Chemed Corp.	55,700	5,731,530
Henry Schein, Inc. (a)	155,600	18,122,732
MWI Veterinary Supply, Inc. (a)	129,455	19,211,122

		50,194,606

Hotels, Restaurants & Leisure—4.0%
Bally Technologies, Inc. (a)	124,930	10,081,851
Brinker International, Inc.	292,200	14,840,838
Cheesecake Factory, Inc. (The)	167,200	7,607,600
Cracker Barrel Old Country Store, Inc.	81,000	8,358,390
Papa John’s International, Inc.	199,900	7,994,001
Texas Roadhouse, Inc.	293,200	8,162,688

		57,045,368

Household Products—2.3%
Church & Dwight Co., Inc.	468,000	32,834,880

Industrial Conglomerates—0.5%
Raven Industries, Inc.	305,929	7,464,668

Insurance—1.0%
RLI Corp.	218,340	9,451,939
Safety Insurance Group, Inc.	92,800	5,002,848

		14,454,787

Internet Software & Services—0.3%
j2 Global, Inc.	95,500	4,713,880

IT Services—1.4%
Jack Henry & Associates, Inc.	206,700	11,504,922
Sapient Corp. (a)	588,373	8,237,222

		19,742,144

Leisure Products—1.9%
Polaris Industries, Inc.	178,698	26,767,173

Life Sciences Tools & Services—2.8%
ICON plc (a)	425,537	24,353,483
PAREXEL International Corp. (a)	143,100	9,028,179
Techne Corp.	69,900	6,539,145

		39,920,807

Machinery—10.9%
Chart Industries, Inc. (a)	73,800	4,511,394
CIRCOR International, Inc.	57,200	3,851,276
CLARCOR, Inc.	373,302	23,547,890
Donaldson Co., Inc.	261,100	10,608,493
Graco, Inc.	80,900	5,904,082
Lincoln Electric Holdings, Inc.	58,478	4,042,877
Middleby Corp. (The) (a)	163,100	14,374,003
Nordson Corp.	222,362	16,915,077
RBC Bearings, Inc.	71,300	4,042,710
Tennant Co.	99,678	6,687,397
Toro Co. (The)	197,400	11,692,002
Valmont Industries, Inc.	100,300	13,533,479
Wabtec Corp.	437,000	35,414,480

		155,125,160

Media—1.3%
LIN Media LLC - Class A (a)	158,700	3,523,140
Media General, Inc. (a)	199,500	2,615,445
Nexstar Broadcasting Group, Inc. - Class A	298,700	12,073,454

		18,212,039

Metals & Mining—1.3%
Alamos Gold, Inc. (a)	616,600	4,908,136
Compass Minerals International, Inc.	161,500	13,611,220

		18,519,356

Multi-Utilities—0.3%
NorthWestern Corp.	96,800	4,390,848

Oil, Gas & Consumable Fuels—2.1%
Evolution Petroleum Corp.	118,300	1,085,994
Gulfport Energy Corp. (a)	241,300	12,885,420
Laredo Petroleum, Inc. (a)	163,000	3,652,830
Oasis Petroleum, Inc. (a)	133,300	5,573,273
Painted Pony Petroleum, Ltd. (a)	108,400	1,214,715
Painted Pony Petroleum, Ltd. (U.S. Listed Shares) (a)	158,300	1,755,547
Synergy Resources Corp. (a)	302,900	3,692,351

		29,860,130

Paper & Forest Products—0.6%
Stella-Jones, Inc.	323,700	8,432,385

Professional Services—0.9%
Exponent, Inc.	152,078	10,779,289
Mistras Group, Inc. (a)	123,334	2,516,013

		13,295,302

Real Estate Management & Development—2.2%
Altisource Asset Management Corp. (a)	17,505	11,816,050
Altisource Portfolio Solutions S.A. (a)	187,152	18,864,922

		30,680,972

MSF-156

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.3%
Genesee & Wyoming, Inc. - Class A (a)	48,000	$4,574,880

Semiconductors & Semiconductor Equipment—1.0%
Power Integrations, Inc.	273,430	14,740,611

Software—8.2%
Advent Software, Inc.	267,800	8,451,768
Computer Modelling Group, Ltd.	302,200	3,153,957
Constellation Software, Inc.	82,420	20,715,573
Descartes Systems Group, Inc. (The) (a)	258,800	3,574,028
FactSet Research Systems, Inc.	81,500	9,904,695
Fair Isaac Corp.	68,700	3,785,370
Manhattan Associates, Inc. (a)	624,376	20,866,646
Monotype Imaging Holdings, Inc.	320,093	9,065,033
NetScout Systems, Inc. (a)	97,900	4,483,820
Solera Holdings, Inc.	288,800	16,276,768
Tyler Technologies, Inc. (a)	186,000	16,442,400

		116,720,058

Specialty Retail—2.6%
Hibbett Sports, Inc. (a)	233,200	9,941,316
Sally Beauty Holdings, Inc. (a)	443,600	12,141,332
Tractor Supply Co.	232,300	14,288,773

		36,371,421

Technology Hardware, Storage & Peripherals—0.4%
Electronics For Imaging, Inc. (a)	136,700	6,038,039

Textiles, Apparel & Luxury Goods—0.5%
Wolverine World Wide, Inc.	253,700	6,357,722

Thrifts & Mortgage Finance—1.4%
Home Loan Servicing Solutions, Ltd.	612,339	12,975,463
Ocwen Financial Corp. (a)	281,000	7,356,580

		20,332,043

Trading Companies & Distributors—2.1%
Applied Industrial Technologies, Inc.	256,771	11,721,596
Beacon Roofing Supply, Inc. (a)	205,113	5,226,279
MSC Industrial Direct Co., Inc. - Class A	54,200	4,631,932
Watsco, Inc.	87,425	7,534,287

		29,114,094

Total Common Stocks (Cost $993,625,591)		1,366,602,924

Short-Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $55,651,740 on 10/01/14, collateralized by $56,695,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $56,765,869.	55,651,740	55,651,740

Total Short-Term Investment (Cost $55,651,740)		55,651,740

Total Investments—100.0% (Cost $1,049,277,331) (b)		1,422,254,664
Other assets and liabilities (net)—0.0%		284,645

Net Assets—100.0%		$1,422,539,309

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of September 30, 2014, the aggregate cost of investments was $1,049,277,331. The aggregate unrealized appreciation and depreciation of investments were $398,481,635 and $(25,504,302), respectively, resulting in net unrealized appreciation of $372,977,333.

MSF-157

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,366,602,924	$—	$—	$1,366,602,924
Total Short-Term Investment*	—	55,651,740	—	55,651,740
Total Investments	$1,366,602,924	$55,651,740	$—	$1,422,254,664

*	See Schedule of Investments for additional detailed categorizations.

MSF-158

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
AAR Corp.	20,590	$497,249
Aerovironment, Inc. (a)	8,967	269,638
American Science & Engineering, Inc.	3,412	188,957
Astronics Corp. (a)	9,277	442,327
Astronics Corp. - Class B (a) (b)	1,544	73,321
Cubic Corp.	9,993	467,672
Curtiss-Wright Corp.	23,640	1,558,349
DigitalGlobe, Inc. (a)	37,451	1,067,354
Ducommun, Inc. (a)	5,534	151,687
Engility Holdings, Inc. (a)	8,737	272,332
Esterline Technologies Corp. (a)	15,153	1,686,074
GenCorp, Inc. (a) (b)	29,383	469,247
HEICO Corp. (b)	31,652	1,478,148
KEYW Holding Corp. (The) (a) (b)	16,705	184,924
Kratos Defense & Security Solutions, Inc. (a)	22,697	148,892
Moog, Inc. - Class A (a)	21,618	1,478,671
National Presto Industries, Inc. (b)	2,572	156,146
Orbital Sciences Corp. (a)	29,768	827,550
Sparton Corp. (a)	5,744	141,590
Taser International, Inc. (a) (b)	26,071	402,536
Teledyne Technologies, Inc. (a)	17,856	1,678,643

		13,641,307

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc. (a)	26,883	195,708
Atlas Air Worldwide Holdings, Inc. (a)	13,131	433,586
Echo Global Logistics, Inc. (a) (b)	11,852	279,114
Forward Air Corp.	15,560	697,555
HUB Group, Inc. - Class A (a)	17,356	703,439
Park-Ohio Holdings Corp.	4,748	227,239
UTi Worldwide, Inc. (a) (b)	45,516	483,835
XPO Logistics, Inc. (a) (b)	24,195	911,426

		3,931,902

Airlines—0.3%
Allegiant Travel Co.	6,962	860,921
Hawaiian Holdings, Inc. (a) (b)	20,005	269,067
JetBlue Airways Corp. (a) (b)	121,414	1,289,417
Republic Airways Holdings, Inc. (a)	25,789	286,516
SkyWest, Inc.	24,419	189,980

		2,895,901

Auto Components—1.0%
American Axle & Manufacturing Holdings, Inc. (a)	34,595	580,158
Cooper Tire & Rubber Co. (b)	31,310	898,597
Cooper-Standard Holding, Inc. (a)	6,881	429,374
Dana Holding Corp.	76,254	1,461,789
Dorman Products, Inc. (a) (b)	12,774	511,726
Drew Industries, Inc.	11,598	489,320
Federal-Mogul Corp. (a)	14,782	219,808
Gentherm, Inc. (a)	17,276	729,566
Modine Manufacturing Co. (a)	24,735	293,605
Motorcar Parts of America, Inc. (a)	8,000	217,680
Remy International, Inc. (b)	5,758	118,212

Auto Components—(Continued)
Standard Motor Products, Inc. (b)	9,638	331,836
Stoneridge, Inc. (a)	13,705	154,455
Strattec Security Corp.	1,911	155,460
Superior Industries International, Inc.	12,615	221,141
Tenneco, Inc. (a)	29,432	1,539,588
Tower International, Inc. (a)	10,455	263,362

		8,615,677

Automobiles—0.0%
Winnebago Industries, Inc. (a)	12,257	266,835

Banks—7.1%
1st Source Corp.	8,143	231,913
1st United Bancorp, Inc.	12,631	107,616
Ameris Bancorp	13,498	296,281
Ames National Corp. (b)	4,390	98,117
Arrow Financial Corp.	5,707	143,072
Banc of California, Inc.	13,438	156,284
Bancfirst Corp. (b)	3,589	224,528
Banco Latinoamericano de Comercio Exterior S.A. - Class E (b)	14,005	429,673
Bancorp, Inc. (a)	17,608	151,253
BancorpSouth, Inc.	48,388	974,534
Bank of Kentucky Financial Corp.	3,484	161,065
Bank of Marin Bancorp (b)	3,199	146,802
Bank of the Ozarks, Inc.	39,067	1,231,392
Banner Corp.	10,387	399,588
BBCN Bancorp, Inc.	39,760	580,098
Blue Hills Bancorp, Inc. (a)	19,756	259,199
BNC Bancorp	10,025	156,991
Boston Private Financial Holdings, Inc.	40,232	498,474
Bridge Bancorp, Inc.	6,098	144,218
Bridge Capital Holdings (a)	5,459	124,138
Bryn Mawr Bank Corp.	6,395	181,170
Camden National Corp. (b)	3,953	138,355
Capital Bank Financial Corp. - Class A (a)	12,884	307,670
Cardinal Financial Corp.	17,067	291,334
Cathay General Bancorp	39,976	992,604
Centerstate Banks, Inc.	16,702	172,866
Central Pacific Financial Corp.	7,285	130,620
Chemical Financial Corp.	16,215	436,021
Citizens & Northern Corp. (b)	6,716	127,604
City Holding Co. (b)	8,336	351,196
CNB Financial Corp. (b)	6,782	106,477
CoBiz Financial, Inc. (b)	17,832	199,362
Columbia Banking System, Inc.	26,670	661,683
Community Bank System, Inc. (b)	18,493	621,180
Community Trust Bancorp, Inc.	8,162	274,488
ConnectOne Bancorp, Inc.	12,322	234,734
CU Bancorp (a)	5,201	97,779
Customers Bancorp, Inc. (a) (b)	11,686	209,881
CVB Financial Corp. (b)	52,144	748,266
Eagle Bancorp, Inc. (a)	11,635	370,226
Enterprise Financial Services Corp.	11,259	188,250
FCB Financial Holdings, Inc. - Class A (a)	7,488	170,052
Fidelity Southern Corp.	7,991	109,477

MSF-159

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Financial Institutions, Inc.	6,461	$145,243
First Bancorp (b)	8,573	137,339
First Bancorp/ Puerto Rico (a)	52,499	249,370
First Busey Corp.	36,777	204,848
First Citizens BancShares, Inc. - Class A	3,723	806,513
First Commonwealth Financial Corp.	46,645	391,352
First Community Bancshares, Inc.	8,470	121,036
First Connecticut Bancorp, Inc. (b)	9,833	142,578
First Financial Bancorp	25,289	400,325
First Financial Bankshares, Inc. (b)	30,535	848,568
First Financial Corp. (b)	6,038	186,876
First Interstate Bancsystem, Inc.	9,233	245,321
First Merchants Corp.	18,171	367,236
First Midwest Bancorp, Inc.	38,435	618,419
First NBC Bank Holding Co. (a)	7,557	247,492
First of Long Island Corp. (The)	3,355	115,580
FirstMerit Corp.	78,803	1,386,933
Flushing Financial Corp.	15,132	276,462
FNB Corp. (b)	81,774	980,470
German American Bancorp, Inc. (b)	6,759	174,450
Glacier Bancorp, Inc. (b)	36,532	944,718
Great Southern Bancorp, Inc.	6,069	184,133
Guaranty Bancorp (b)	8,675	117,199
Hancock Holding Co.	39,950	1,280,397
Hanmi Financial Corp.	17,546	353,727
Heartland Financial USA, Inc.	7,703	183,948
Heritage Financial Corp. (b)	12,896	204,273
Home BancShares, Inc.	26,645	783,629
HomeTrust Bancshares, Inc. (a) (b)	10,270	150,045
Horizon Bancorp	5,200	119,808
Hudson Valley Holding Corp. (b)	7,889	143,185
Iberiabank Corp.	15,241	952,715
Independent Bank Corp.	11,863	141,407
Independent Bank Corp. (b)	11,835	422,746
Independent Bank Group, Inc.	4,624	219,409
International Bancshares Corp.	27,173	670,222
Investors Bancorp, Inc.	175,250	1,775,282
Lakeland Bancorp, Inc.	17,320	169,043
Lakeland Financial Corp.	6,921	259,537
MainSource Financial Group, Inc.	12,295	212,089
MB Financial, Inc.	32,522	900,209
Mercantile Bank Corp.	8,647	164,725
Metro Bancorp, Inc. (a)	7,930	192,302
National Bank Holdings Corp. - Class A	21,956	419,799
National Bankshares, Inc.	4,218	117,092
National Penn Bancshares, Inc.	59,275	575,560
NBT Bancorp, Inc.	20,117	453,035
NewBridge Bancorp (a)	14,434	109,554
Northrim BanCorp, Inc.	3,569	94,329
OFG Bancorp	19,884	297,862
Old National Bancorp	53,086	688,525
OmniAmerican Bancorp, Inc.	7,185	186,738
Pacific Continental Corp.	10,841	139,307
Pacific Premier Bancorp, Inc. (a)	8,535	119,917
Park National Corp. (b)	5,759	434,344
Park Sterling Corp.	17,566	116,463
Peapack Gladstone Financial Corp. (b)	6,672	116,760

Banks—(Continued)
Penns Woods Bancorp, Inc.	1,988	83,993
Peoples Bancorp, Inc.	5,988	142,215
Peoples Financial Services Corp. (b)	3,024	139,074
Pinnacle Financial Partners, Inc.	16,419	592,726
Preferred Bank (a)	6,777	152,618
PrivateBancorp, Inc.	33,931	1,014,876
Prosperity Bancshares, Inc.	34,101	1,949,554
Renasant Corp.	15,636	422,954
Republic Bancorp, Inc. - Class A	5,421	128,423
S&T Bancorp, Inc. (b)	15,660	367,384
Sandy Spring Bancorp, Inc.	13,670	312,906
Seacoast Banking Corp. of Florida (a)	10,342	113,038
Sierra Bancorp	6,446	108,035
Simmons First National Corp. - Class A	7,124	274,416
South State Corp.	12,195	681,944
Southside Bancshares, Inc. (b)	9,176	305,102
Southwest Bancorp, Inc.	11,069	181,532
State Bank Financial Corp.	16,379	265,995
Sterling Bancorp	42,278	540,736
Stock Yards Bancorp, Inc.	7,089	213,379
Stonegate Bank	3,497	90,048
Suffolk Bancorp	6,378	123,797
Susquehanna Bancshares, Inc.	93,642	936,420
Talmer Bancorp, Inc. - Class A (b)	7,188	99,410
Texas Capital Bancshares, Inc. (a) (b)	21,043	1,213,760
Tompkins Financial Corp.	7,424	327,250
TowneBank (b)	12,365	167,917
Trico Bancshares (b)	8,062	182,362
TriState Capital Holdings, Inc. (a)	11,422	103,598
Trustmark Corp.	34,161	786,899
UMB Financial Corp.	17,961	979,773
Umpqua Holdings Corp.	79,077	1,302,398
Union Bankshares Corp.	22,489	519,496
United Bankshares, Inc. (b)	32,578	1,007,638
United Community Banks, Inc.	24,926	410,282
Univest Corp. of Pennsylvania	9,559	179,231
Valley National Bancorp (b)	98,554	954,988
ViewPoint Financial Group, Inc.	20,388	488,089
Washington Trust Bancorp, Inc.	7,713	254,452
Webster Financial Corp.	42,401	1,235,565
WesBanco, Inc.	12,861	393,418
West Bancorp, Inc.	8,036	113,549
Westamerica Bancorp (b)	12,513	582,105
Western Alliance Bancorp (a)	37,712	901,317
Wilshire Bancorp, Inc.	35,291	325,736
Wintrust Financial Corp.	22,057	985,286
Yadkin Financial Corp. (a)	10,344	187,847

		58,940,506

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a) (b)	4,062	900,789
Coca-Cola Bottling Co. Consolidated	2,376	177,321
National Beverage Corp. (a)	7,440	145,080

		1,223,190

MSF-160

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—4.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	39,405	$975,668
Acceleron Pharma, Inc. (a) (b)	8,268	250,024
Achillion Pharmaceuticals, Inc. (a) (b)	49,415	493,162
Acorda Therapeutics, Inc. (a)	20,455	693,015
Aegerion Pharmaceuticals, Inc. (a)	14,687	490,252
Agenus, Inc. (a)	32,824	102,083
Agios Pharmaceuticals, Inc. (a) (b)	6,812	417,916
AMAG Pharmaceuticals, Inc. (a)	11,699	373,315
Anacor Pharmaceuticals, Inc. (a) (b)	16,580	405,713
Arena Pharmaceuticals, Inc. (a) (b)	114,562	480,015
ARIAD Pharmaceuticals, Inc. (a) (b)	81,659	440,959
Array BioPharma, Inc. (a) (b)	64,536	230,394
Arrowhead Research Corp. (a) (b)	25,887	382,351
Asterias Biotherapeutics, Inc. (a) (b)	1,716	10,399
Auspex Pharmaceuticals, Inc. (a)	5,121	131,456
Avalanche Biotechnologies, Inc. (a)	5,509	188,353
BioCryst Pharmaceuticals, Inc. (a)	34,840	340,735
Bluebird Bio, Inc. (a)	10,986	394,178
Celldex Therapeutics, Inc. (a) (b)	45,622	591,261
Cepheid, Inc. (a) (b)	34,332	1,511,638
Chimerix, Inc. (a) (b)	13,522	373,478
Clovis Oncology, Inc. (a) (b)	12,230	554,753
CTI BioPharma Corp. (a) (b)	70,525	170,671
Dendreon Corp. (a)	84,483	121,656
Durata Therapeutics, Inc. (a) (b)	7,796	98,853
Dyax Corp. (a)	69,204	700,344
Dynavax Technologies Corp. (a) (b)	137,095	196,046
Emergent Biosolutions, Inc. (a)	13,410	285,767
Enanta Pharmaceuticals, Inc. (a)	5,235	207,149
Epizyme, Inc. (a) (b)	6,547	177,489
Exact Sciences Corp. (a) (b)	38,591	747,894
Exelixis, Inc. (a) (b)	97,859	149,724
Five Prime Therapeutics, Inc. (a) (b)	8,981	105,347
Foundation Medicine, Inc. (a) (b)	7,156	135,678
Galena Biopharma, Inc. (a) (b)	62,954	129,685
Genomic Health, Inc. (a) (b)	8,810	249,411
Geron Corp. (a) (b)	81,988	163,976
Halozyme Therapeutics, Inc. (a) (b)	47,510	432,341
Heron Therapeutics, Inc. (a) (b)	14,592	121,551
Hyperion Therapeutics, Inc. (a)	6,976	175,935
ImmunoGen, Inc. (a) (b)	44,397	470,164
Immunomedics, Inc. (a) (b)	39,907	148,454
Infinity Pharmaceuticals, Inc. (a) (b)	24,496	328,736
Inovio Pharmaceuticals, Inc. (a) (b)	26,639	262,394
Insmed, Inc. (a)	25,006	326,328
Insys Therapeutics, Inc. (a) (b)	4,440	172,183
Intrexon Corp. (a) (b)	17,705	328,959
Ironwood Pharmaceuticals, Inc. (a) (b)	58,760	761,236
Isis Pharmaceuticals, Inc. (a) (b)	56,969	2,212,106
Karyopharm Therapeutics, Inc. (a) (b)	6,236	217,886
Keryx Biopharmaceuticals, Inc. (a) (b)	46,107	633,971
Kite Pharma, Inc. (a)	6,909	196,907
KYTHERA Biopharmaceuticals, Inc. (a) (b)	8,707	285,241
Lexicon Pharmaceuticals, Inc. (a) (b)	120,249	169,551
Ligand Pharmaceuticals, Inc. (a) (b)	10,234	480,896
MacroGenics, Inc. (a)	10,125	211,613
MannKind Corp. (a) (b)	111,868	661,140

Biotechnology—(Continued)
Merrimack Pharmaceuticals, Inc. (a) (b)	46,931	412,054
MiMedx Group, Inc. (a) (b)	49,469	352,714
Momenta Pharmaceuticals, Inc. (a)	23,710	268,871
Navidea Biopharmaceuticals, Inc. (a) (b)	84,045	110,939
Neuralstem, Inc. (a) (b)	35,499	116,437
Neurocrine Biosciences, Inc. (a) (b)	39,152	613,512
NewLink Genetics Corp. (a) (b)	8,942	191,538
Northwest Biotherapeutics, Inc. (a) (b)	18,629	93,704
Novavax, Inc. (a) (b)	118,690	494,937
NPS Pharmaceuticals, Inc. (a)	51,119	1,329,094
OncoMed Pharmaceuticals, Inc. (a) (b)	6,539	123,783
Ophthotech Corp. (a)	6,374	248,140
Opko Health, Inc. (a) (b)	95,942	816,466
Orexigen Therapeutics, Inc. (a) (b)	58,227	248,047
Organovo Holdings, Inc. (a) (b)	37,857	241,149
Osiris Therapeutics, Inc. (a) (b)	9,827	123,722
OvaScience, Inc. (a) (b)	8,516	141,366
PDL BioPharma, Inc. (b)	82,274	614,587
Peregrine Pharmaceuticals, Inc. (a) (b)	94,929	129,103
Portola Pharmaceuticals, Inc. (a) (b)	18,273	461,941
Progenics Pharmaceuticals, Inc. (a) (b)	32,263	167,445
Prothena Corp. plc (a) (b)	13,701	303,614
PTC Therapeutics, Inc. (a) (b)	11,147	490,579
Puma Biotechnology, Inc. (a) (b)	11,332	2,703,475
Raptor Pharmaceutical Corp. (a) (b)	30,816	295,525
Receptos, Inc. (a)	9,337	579,921
Repligen Corp. (a)	18,018	358,738
Retrophin, Inc. (a) (b)	12,865	116,042
Sage Therapeutics, Inc. (a)	5,265	165,848
Sangamo Biosciences, Inc. (a) (b)	31,616	340,979
Sarepta Therapeutics, Inc. (a) (b)	19,766	417,063
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	251,786
Sunesis Pharmaceuticals, Inc. (a) (b)	25,441	181,649
Synageva BioPharma Corp. (a) (b)	10,577	727,486
Synergy Pharmaceuticals, Inc. (a) (b)	42,569	118,555
Synta Pharmaceuticals Corp. (a) (b)	42,425	127,699
TESARO, Inc. (a)	9,695	260,989
TG Therapeutics, Inc. (a)	12,383	132,127
Threshold Pharmaceuticals, Inc. (a) (b)	24,847	89,698
Ultragenyx Pharmaceutical, Inc. (a) (b)	3,657	206,986
Vanda Pharmaceuticals, Inc. (a) (b)	15,947	165,530
XOMA Corp. (a) (b)	41,315	173,936
ZIOPHARM Oncology, Inc. (a) (b)	38,299	101,109

		37,677,283

Building Products—0.7%
AAON, Inc. (b)	18,074	307,439
Advanced Drainage Systems, Inc. (a)	11,087	232,273
American Woodmark Corp. (a)	5,650	208,259
Apogee Enterprises, Inc.	13,684	544,623
Builders FirstSource, Inc. (a) (b)	25,665	139,874
Gibraltar Industries, Inc. (a)	14,856	203,379
Griffon Corp.	16,917	192,685
Insteel Industries, Inc.	9,958	204,736
Masonite International Corp. (a)	14,468	801,238
NCI Building Systems, Inc. (a) (b)	14,301	277,439

MSF-161

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Nortek, Inc. (a) (b)	4,481	$333,834
Patrick Industries, Inc. (a)	3,662	155,122
PGT, Inc. (a)	24,381	227,231
Ply Gem Holdings, Inc. (a) (b)	11,295	122,438
Quanex Building Products Corp.	17,697	320,139
Simpson Manufacturing Co., Inc.	20,877	608,565
Trex Co., Inc. (a) (b)	15,029	519,552
Universal Forest Products, Inc.	10,498	448,370

		5,847,196

Capital Markets—1.5%
Actua Corp. (a)	20,148	322,771
Arlington Asset Investment Corp. - Class A (b)	10,056	255,523
BGC Partners, Inc. - Class A	86,085	639,611
Calamos Asset Management, Inc. - Class A	11,175	125,942
Cohen & Steers, Inc. (b)	9,693	372,599
CorEnergy Infrastructure Trust, Inc.	12,259	91,697
Cowen Group, Inc. - Class A (a) (b)	58,121	217,954
Diamond Hill Investment Group, Inc. (b)	1,546	190,235
Evercore Partners, Inc. - Class A	16,148	758,956
FBR & Co. (a)	5,282	145,361
Financial Engines, Inc. (b)	24,757	847,061
FXCM, Inc. - Class A (b)	22,823	361,745
GAMCO Investors, Inc. - Class A	3,184	225,236
GFI Group, Inc.	39,099	211,526
Greenhill & Co., Inc. (b)	13,790	641,097
HFF, Inc. - Class A	15,189	439,721
International FCStone, Inc. (a) (b)	7,668	132,810
Investment Technology Group, Inc. (a)	17,949	282,876
Janus Capital Group, Inc. (b)	69,578	1,011,664
KCG Holdings, Inc. - Class A (a)	18,746	189,897
Ladenburg Thalmann Financial Services, Inc. (a) (b)	51,090	216,622
Manning & Napier, Inc.	8,917	149,716
Marcus & Millichap, Inc. (a)	4,271	129,240
Moelis & Co. (b)	2,712	92,615
Oppenheimer Holdings, Inc. - Class A	5,749	116,417
Piper Jaffray Cos. (a)	8,439	440,853
RCS Capital Corp. - Class A	5,004	112,690
Safeguard Scientifics, Inc. (a) (b)	11,857	218,169
Stifel Financial Corp. (a)	31,775	1,489,930
SWS Group, Inc. (a)	16,337	112,562
Virtus Investment Partners, Inc.	3,430	595,791
Walter Investment Management Corp. (a) (b)	19,069	418,565
Westwood Holdings Group, Inc.	3,352	190,025
WisdomTree Investments, Inc. (a) (b)	50,887	579,094

		12,326,571

Chemicals—2.2%
A. Schulman, Inc.	15,164	548,330
Advanced Emissions Solutions, Inc. (a) (b)	9,564	203,426
American Vanguard Corp. (b)	14,887	166,734
Axiall Corp.	33,226	1,189,823
Balchem Corp.	15,297	865,351
Calgon Carbon Corp. (a)	26,333	510,334
Chase Corp.	3,533	109,947
Chemtura Corp. (a) (b)	43,508	1,015,042

Chemicals—(Continued)
Ferro Corp. (a)	34,923	506,034
Flotek Industries, Inc. (a) (b)	26,380	687,727
FutureFuel Corp.	10,195	121,219
Hawkins, Inc.	4,778	171,817
HB Fuller Co.	23,919	949,584
Innophos Holdings, Inc.	10,139	558,558
Innospec, Inc.	12,490	448,391
Intrepid Potash, Inc. (a) (b)	27,693	427,857
Koppers Holdings, Inc.	8,569	284,148
Kraton Performance Polymers, Inc. (a)	16,524	294,292
Kronos Worldwide, Inc. (b)	10,959	151,015
Landec Corp. (a)	14,010	171,622
LSB Industries, Inc. (a)	9,253	330,425
Minerals Technologies, Inc.	16,901	1,042,961
Olin Corp. (b)	38,118	962,479
OM Group, Inc.	16,641	431,834
OMNOVA Solutions, Inc. (a)	24,497	131,549
PolyOne Corp.	45,404	1,615,474
Quaker Chemical Corp.	6,591	472,509
Rentech, Inc. (a) (b)	115,307	197,175
Senomyx, Inc. (a) (b)	22,054	180,843
Sensient Technologies Corp.	24,300	1,272,105
Stepan Co.	8,612	382,201
Taminco Corp. (a)	14,400	375,840
Trecora Resources (a)	10,819	133,939
Tredegar Corp.	13,367	246,086
Trinseo S.A. (a)	10,304	162,082
Tronox, Ltd. - Class A	30,359	790,852
Zep, Inc.	10,762	150,883

		18,260,488

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	27,975	718,678
ACCO Brands Corp. (a)	56,671	391,030
ARC Document Solutions, Inc. (a)	21,379	173,170
Brady Corp. - Class A	22,732	510,106
Brink’s Co. (The)	24,924	599,173
Ceco Environmental Corp.	9,240	123,816
Civeo Corp.	45,952	533,503
Deluxe Corp.	23,936	1,320,310
Ennis, Inc.	14,123	186,000
G&K Services, Inc. - Class A	9,849	545,437
Healthcare Services Group, Inc. (b)	34,663	991,708
Herman Miller, Inc.	29,708	886,784
HNI Corp. (b)	22,107	795,631
InnerWorkings, Inc. (a) (b)	18,030	145,863
Interface, Inc.	31,333	505,715
Kimball International, Inc. - Class B	18,813	283,136
Knoll, Inc.	20,989	363,319
Matthews International Corp. - Class A (b)	15,251	669,366
McGrath RentCorp (b)	13,375	457,425
Mobile Mini, Inc.	22,905	800,988
MSA Safety, Inc.	14,087	695,898
Multi-Color Corp. (b)	6,895	313,584
Performant Financial Corp. (a)	12,041	97,291
Quad/Graphics, Inc.	13,076	251,713

MSF-162

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
SP Plus Corp. (a) (b)	8,683	$164,630
Steelcase, Inc. - Class A	41,383	669,991
Team, Inc. (a)	10,055	381,185
Tetra Tech, Inc. (c)	29,743	742,980
U.S. Ecology, Inc.	10,067	470,733
UniFirst Corp.	6,704	647,539
United Stationers, Inc. (b)	18,238	685,202
Viad Corp.	11,786	243,381
West Corp.	18,891	556,529

		16,921,814

Communications Equipment—1.5%
ADTRAN, Inc.	26,122	536,285
Applied Optoelectronics, Inc. (a) (b)	7,577	121,990
Aruba Networks, Inc. (a)	50,397	1,087,567
Bel Fuse, Inc. - Class B	5,512	136,367
Black Box Corp.	6,291	146,706
CalAmp Corp. (a) (b)	19,380	341,476
Calix, Inc. (a)	19,494	186,557
Ciena Corp. (a) (b)	51,644	863,488
Comtech Telecommunications Corp.	8,068	299,726
Digi International, Inc. (a)	14,316	107,370
Emulex Corp. (a)	40,667	200,895
Extreme Networks, Inc. (a)	49,338	236,329
Finisar Corp. (a) (b)	47,662	792,619
Harmonic, Inc. (a)	48,063	304,719
Infinera Corp. (a) (b)	56,505	602,908
InterDigital, Inc. (b)	19,442	774,180
Ixia (a)	28,748	262,757
KVH Industries, Inc. (a)	8,641	97,816
NETGEAR, Inc. (a)	17,479	546,219
Oplink Communications, Inc.	10,830	182,161
Plantronics, Inc.	20,899	998,554
Polycom, Inc. (a)	67,951	834,778
Procera Networks, Inc. (a) (b)	10,321	98,875
Ruckus Wireless, Inc. (a) (b)	32,295	431,461
ShoreTel, Inc. (a)	28,961	192,591
Sonus Networks, Inc. (a) (b)	111,897	382,688
Ubiquiti Networks, Inc. (a) (b)	14,660	550,190
ViaSat, Inc. (a) (b)	19,916	1,097,770

		12,415,042

Construction & Engineering—0.8%
Aegion Corp. (a) (b)	20,173	448,849
Argan, Inc.	6,140	204,953
Comfort Systems USA, Inc.	19,376	262,545
Dycom Industries, Inc. (a)	16,749	514,362
EMCOR Group, Inc.	33,263	1,329,189
Furmanite Corp. (a)	19,494	131,779
Granite Construction, Inc.	20,021	636,868
Great Lakes Dredge & Dock Corp. (a)	30,172	186,463
Layne Christensen Co. (a) (b)	10,438	101,353
MasTec, Inc. (a) (b)	32,059	981,647
MYR Group, Inc. (a)	10,017	241,209
Northwest Pipe Co. (a)	4,794	163,475
Orion Marine Group, Inc. (a)	14,575	145,459
Pike Corp. (a)	13,447	159,885

Construction & Engineering—(Continued)
Primoris Services Corp.	17,845	478,960
Tutor Perini Corp. (a)	19,192	506,669

		6,493,665

Construction Materials—0.1%
Headwaters, Inc. (a)	38,364	481,085
U.S. Concrete, Inc. (a) (b)	7,217	188,652

		669,737

Consumer Finance—0.6%
Cash America International, Inc. (b)	14,003	613,331
Credit Acceptance Corp. (a)	3,612	455,365
Encore Capital Group, Inc. (a) (b)	12,804	567,345
Ezcorp, Inc. - Class A (a) (b)	24,505	242,845
First Cash Financial Services, Inc. (a)	14,639	819,491
Green Dot Corp. - Class A (a)	15,649	330,820
Nelnet, Inc. - Class A	10,320	444,689
Portfolio Recovery Associates, Inc. (a) (b)	23,875	1,246,991
Regional Management Corp. (a)	5,555	99,712
Springleaf Holdings, Inc. (a)	11,201	357,648
World Acceptance Corp. (a) (b)	3,560	240,300

		5,418,537

Containers & Packaging—0.4%
Berry Plastics Group, Inc. (a)	44,247	1,116,794
Graphic Packaging Holding Co. (a)	160,202	1,991,311
Myers Industries, Inc.	13,337	235,265

		3,343,370

Distributors—0.2%
Core-Mark Holding Co., Inc.	11,864	629,267
Pool Corp.	21,723	1,171,304
VOXX International Corp. (a)	10,790	100,347

		1,900,918

Diversified Consumer Services—0.9%
American Public Education, Inc. (a) (b)	9,943	268,362
Ascent Capital Group, Inc. - Class A (a) (b)	6,860	412,972
Bridgepoint Education, Inc. (a)	9,743	108,732
Bright Horizons Family Solutions, Inc. (a)	15,292	643,182
Capella Education Co.	5,633	352,626
Career Education Corp. (a)	30,241	153,624
Carriage Services, Inc.	9,414	163,145
Chegg, Inc. (a) (b)	37,968	236,920
Grand Canyon Education, Inc. (a)	22,843	931,309
Houghton Mifflin Harcourt Co. (a)	53,858	1,047,000
K12, Inc. (a)	17,337	276,699
LifeLock, Inc. (a) (b)	40,242	575,058
Regis Corp. (b)	24,117	384,907
Sotheby’s (b)	30,046	1,073,243
Steiner Leisure, Ltd. (a)	7,524	282,827
Strayer Education, Inc. (a)	5,524	330,777
Universal Technical Institute, Inc.	11,178	104,514
Weight Watchers International, Inc. (a) (b)	14,219	390,169

		7,736,066

MSF-163

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.3%
MarketAxess Holdings, Inc.	17,813	$1,101,912
NewStar Financial, Inc. (a)	14,397	161,822
PHH Corp. (a)	28,995	648,328
PICO Holdings, Inc. (a)	12,147	242,333

		2,154,395

Diversified Telecommunication Services—0.6%
8x8, Inc. (a) (b)	43,269	289,037
Atlantic Tele-Network, Inc.	4,754	256,241
Cincinnati Bell, Inc. (a)	102,081	344,013
Cogent Communications Holdings, Inc.	22,011	739,790
Consolidated Communications Holdings, Inc. (b)	19,216	481,361
Enventis Corp.	6,773	123,133
Fairpoint Communications, Inc. (a)	11,602	176,002
General Communication, Inc. - Class A (a)	16,537	180,419
Globalstar, Inc. (a) (b)	125,841	460,578
Hawaiian Telcom Holdco, Inc. (a) (b)	6,401	164,442
IDT Corp. - Class B	8,438	135,514
inContact, Inc. (a) (b)	27,382	238,086
Inteliquent, Inc.	16,025	199,511
Intelsat S.A. (a) (b)	13,533	231,956
Iridium Communications, Inc. (a) (b)	40,171	355,513
Lumos Networks Corp.	8,454	137,377
ORBCOMM, Inc. (a)	19,477	111,993
Premiere Global Services, Inc. (a)	24,982	299,035
Vonage Holdings Corp. (a)	74,697	245,006

		5,169,007

Electric Utilities—1.2%
ALLETE, Inc.	19,652	872,352
Cleco Corp.	29,040	1,398,276
El Paso Electric Co.	18,779	686,372
Empire District Electric Co. (The)	22,399	540,936
IDACORP, Inc. (b)	23,679	1,269,431
MGE Energy, Inc.	16,879	628,911
NRG Yield, Inc. - Class A (b)	11,593	545,451
Otter Tail Corp. (b)	18,873	503,343
PNM Resources, Inc.	37,169	925,880
Portland General Electric Co. (b)	38,989	1,252,327
UIL Holdings Corp. (b)	26,201	927,515
Unitil Corp.	7,429	230,968

		9,781,762

Electrical Equipment—0.9%
AZZ, Inc. (b)	13,326	556,627
Capstone Turbine Corp. (a) (b)	165,155	176,716
Encore Wire Corp.	10,537	390,817
EnerSys (b)	22,957	1,346,199
Enphase Energy, Inc. (a)	9,620	144,204
Franklin Electric Co., Inc.	23,378	812,152
FuelCell Energy, Inc. (a) (b)	111,070	232,136
Generac Holdings, Inc. (a) (b)	33,669	1,364,941
General Cable Corp.	24,951	376,261
Global Power Equipment Group, Inc.	8,163	121,629
GrafTech International, Ltd. (a) (b)	58,953	270,005
Plug Power, Inc. (a) (b)	78,410	359,902

Electrical Equipment—(Continued)
Polypore International, Inc. (a) (b)	21,441	834,269
Powell Industries, Inc. (b)	4,404	179,947
Power Solutions International, Inc. (a) (b)	2,293	158,217
PowerSecure International, Inc. (a) (b)	9,992	95,723
Thermon Group Holdings, Inc. (a)	15,847	386,984

		7,806,729

Electronic Equipment, Instruments & Components—2.5%
Anixter International, Inc.	13,642	1,157,387
Badger Meter, Inc. (b)	6,820	344,069
Belden, Inc.	21,125	1,352,423
Benchmark Electronics, Inc. (a)	26,588	590,519
Checkpoint Systems, Inc. (a)	21,005	256,891
Cognex Corp. (a)	42,029	1,692,508
Coherent, Inc. (a)	12,319	756,017
CTS Corp.	18,070	287,132
Daktronics, Inc.	18,513	227,525
DTS, Inc. (a)	9,298	234,775
Electro Rent Corp.	9,062	124,784
Fabrinet (a)	17,507	255,602
FARO Technologies, Inc. (a)	8,551	433,963
FEI Co.	21,007	1,584,348
GSI Group, Inc. (a)	18,739	215,311
II-VI, Inc. (a)	27,302	321,345
Insight Enterprises, Inc. (a) (c)	19,337	437,596
InvenSense, Inc. (a) (b)	34,992	690,392
Itron, Inc. (a)	19,812	778,810
Kemet Corp. (a) (b)	22,874	94,241
Littelfuse, Inc.	11,202	954,186
Maxwell Technologies, Inc. (a) (b)	14,377	125,367
Measurement Specialties, Inc. (a)	7,862	673,066
Mercury Systems, Inc. (a)	15,581	171,547
Methode Electronics, Inc.	19,169	706,761
MTS Systems Corp.	7,482	510,721
Newport Corp. (a)	20,202	357,979
OSI Systems, Inc. (a)	10,001	634,864
Park Electrochemical Corp.	10,569	248,900
PC Connection, Inc.	5,366	115,208
Plexus Corp. (a) (c)	17,502	646,349
RealD, Inc. (a)	18,684	175,069
Rofin-Sinar Technologies, Inc. (a) (b)	15,227	351,135
Rogers Corp. (a)	8,965	490,923
Sanmina Corp. (a)	38,743	808,179
ScanSource, Inc. (a)	14,516	502,108
SYNNEX Corp. (a)	13,438	868,498
TTM Technologies, Inc. (a) (b)	26,923	183,346
Universal Display Corp. (a) (b)	21,034	686,550
Vishay Precision Group, Inc. (a)	6,727	100,501

		21,146,895

Energy Equipment & Services—1.7%
Basic Energy Services, Inc. (a)	14,197	307,933
Bristow Group, Inc.	17,044	1,145,357
C&J Energy Services, Inc. (a)	23,819	727,670
CARBO Ceramics, Inc. (b)	9,345	553,504
CHC Group, Ltd. (a) (b)	13,415	75,124

MSF-164

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Era Group, Inc. (a)	10,332	$224,721
Exterran Holdings, Inc. (b)	28,971	1,283,705
Forum Energy Technologies, Inc. (a)	29,182	893,261
Geospace Technologies Corp. (a) (b)	6,866	241,340
Gulf Island Fabrication, Inc.	7,812	134,366
GulfMark Offshore, Inc. - Class A	13,516	423,727
Helix Energy Solutions Group, Inc. (a)	52,891	1,166,776
Hercules Offshore, Inc. (a) (b)	82,886	182,349
Hornbeck Offshore Services, Inc. (a)	18,165	594,540
ION Geophysical Corp. (a) (b)	64,763	180,689
Key Energy Services, Inc. (a)	64,648	312,896
Matrix Service Co. (a)	14,196	342,408
McDermott International, Inc. (a) (b)	116,414	665,888
Natural Gas Services Group, Inc. (a)	6,643	159,897
Newpark Resources, Inc. (a) (b)	42,672	530,840
Nordic American Offshore, Ltd. (a)	13,678	241,006
North Atlantic Drilling, Ltd.	34,443	229,390
Nuverra Environmental Solutions, Inc. (a) (b)	8,304	122,484
Parker Drilling Co. (a)	61,149	302,076
PHI, Inc. (a)	6,426	264,430
Pioneer Energy Services Corp. (a)	31,825	446,187
RigNet, Inc. (a)	5,320	215,194
SEACOR Holdings, Inc. (a)	10,116	756,677
Tesco Corp. (b)	16,366	324,865
TETRA Technologies, Inc. (a)	39,068	422,716
Vantage Drilling Co. (a) (b)	103,900	131,953
Willbros Group, Inc. (a)	22,413	186,700

		13,790,669

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	13,251	833,223
Casey’s General Stores, Inc. (b)	18,142	1,300,781
Chefs’ Warehouse, Inc. (The) (a) (b)	8,577	139,462
Fresh Market, Inc. (The) (a) (b)	21,412	747,921
Ingles Markets, Inc. - Class A	6,173	146,238
Pantry, Inc. (The) (a)	12,441	251,682
Pricesmart, Inc. (b)	8,697	744,811
SpartanNash Co.	19,948	387,989
SUPERVALU, Inc. (a)	101,674	908,966
United Natural Foods, Inc. (a)	23,483	1,443,265
Weis Markets, Inc.	6,205	242,181

		7,146,519

Food Products—1.5%
Annie’s, Inc. (a)	8,858	406,582
B&G Foods, Inc.	26,523	730,709
Boulder Brands, Inc. (a)	31,712	432,235
Cal-Maine Foods, Inc.	7,468	667,116
Calavo Growers, Inc.	6,124	276,437
Chiquita Brands International, Inc. (a)	24,259	344,478
Darling Ingredients, Inc. (a)	80,172	1,468,751
Dean Foods Co. (b)	46,603	617,490
Diamond Foods, Inc. (a) (b)	11,661	333,621
Farmer Bros Co. (a)	4,203	121,677
Fresh Del Monte Produce, Inc.	16,577	528,806
Inventure Foods, Inc. (a)	8,675	112,428

Food Products—(Continued)
J&J Snack Foods Corp.	7,446	696,648
John B Sanfilippo & Son, Inc.	4,642	150,215
Lancaster Colony Corp.	9,483	808,710
Limoneira Co. (b)	4,954	117,360
Omega Protein Corp. (a)	11,349	141,863
Post Holdings, Inc. (a) (b)	22,440	744,559
Sanderson Farms, Inc. (b)	11,435	1,005,708
Seaboard Corp. (a)	150	401,249
Seneca Foods Corp. - Class A (a)	4,612	131,903
Snyders-Lance, Inc.	22,934	607,751
Tootsie Roll Industries, Inc. (b)	10,237	286,534
TreeHouse Foods, Inc. (a)	20,661	1,663,210

		12,796,040

Gas Utilities—1.0%
Chesapeake Utilities Corp. (b)	6,975	290,579
Laclede Group, Inc. (The)	20,981	973,518
New Jersey Resources Corp.	21,213	1,071,469
Northwest Natural Gas Co. (b)	14,144	597,584
ONE Gas, Inc. (b)	25,410	870,293
Piedmont Natural Gas Co., Inc.	38,534	1,292,045
South Jersey Industries, Inc.	15,904	848,637
Southwest Gas Corp.	22,160	1,076,533
WGL Holdings, Inc.	24,052	1,013,070

		8,033,728

Health Care Equipment & Supplies—3.0%
Abaxis, Inc. (b)	10,347	524,696
ABIOMED, Inc. (a) (b)	19,803	491,708
Accuray, Inc. (a) (b)	37,218	270,203
Analogic Corp.	6,542	418,426
AngioDynamics, Inc. (a)	13,423	184,164
Anika Therapeutics, Inc. (a)	7,087	259,809
Antares Pharma, Inc. (a) (b)	63,955	117,038
AtriCure, Inc. (a)	16,421	241,717
Atrion Corp. (b)	874	266,579
Cantel Medical Corp.	16,951	582,775
Cardiovascular Systems, Inc. (a)	12,840	303,409
Cerus Corp. (a) (b)	39,154	157,008
CONMED Corp.	14,206	523,349
CryoLife, Inc.	17,220	169,961
Cyberonics, Inc. (a) (b)	13,162	673,368
Cynosure, Inc. - Class A (a)	11,463	240,723
Derma Sciences, Inc. (a) (b)	10,829	90,206
DexCom, Inc. (a) (b)	36,695	1,467,433
Endologix, Inc. (a) (b)	32,408	343,525
Exactech, Inc. (a)	5,322	121,821
GenMark Diagnostics, Inc. (a) (b)	19,362	173,677
Globus Medical, Inc. - Class A (a)	32,393	637,170
Greatbatch, Inc. (a)	12,931	550,990
Haemonetics Corp. (a)	26,522	926,148
HeartWare International, Inc. (a) (b)	8,570	665,289
ICU Medical, Inc. (a)	6,398	410,624
Insulet Corp. (a) (b)	27,643	1,018,645
Integra LifeSciences Holdings Corp. (a)	12,903	640,505
Invacare Corp.	15,930	188,133

MSF-165

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
LDR Holding Corp. (a)	8,441	$262,768
Masimo Corp. (a) (b)	25,075	533,596
Meridian Bioscience, Inc. (b)	22,552	398,945
Merit Medical Systems, Inc. (a)	21,638	257,059
Natus Medical, Inc. (a)	16,472	486,089
Neogen Corp. (a)	17,828	704,206
NuVasive, Inc. (a)	23,909	833,707
NxStage Medical, Inc. (a)	30,508	400,570
OraSure Technologies, Inc. (a)	29,491	212,925
Orthofix International NV (a)	9,598	297,154
Oxford Immunotec Global plc (a)	7,213	110,143
Quidel Corp. (a) (b)	13,903	373,574
Rockwell Medical, Inc. (a) (b)	22,438	205,083
RTI Surgical, Inc. (a)	30,534	145,953
Spectranetics Corp. (The) (a) (b)	21,548	572,530
STAAR Surgical Co. (a) (b)	19,419	206,424
STERIS Corp.	28,172	1,520,161
SurModics, Inc. (a) (b)	5,420	98,427
Symmetry Medical, Inc. (a)	21,060	212,495
Thoratec Corp. (a)	28,903	772,577
Tornier NV (a)	17,693	422,863
Unilife Corp. (a) (b)	55,575	127,545
Utah Medical Products, Inc.	2,002	97,618
Vascular Solutions, Inc. (a)	9,953	245,839
Volcano Corp. (a) (b)	27,732	295,068
West Pharmaceutical Services, Inc.	35,092	1,570,718
Wright Medical Group, Inc. (a)	24,578	744,713
Zeltiq Aesthetics, Inc. (a) (b)	14,709	332,865

		25,100,714

Health Care Providers & Services—2.4%
Acadia Healthcare Co., Inc. (a) (b)	21,047	1,020,780
Air Methods Corp. (a) (b)	18,730	1,040,452
Almost Family, Inc. (a)	4,667	126,802
Amedisys, Inc. (a) (b)	13,972	281,815
AMN Healthcare Services, Inc. (a)	23,983	376,533
Amsurg Corp. (a)	20,846	1,043,342
Bio-Reference Labs, Inc. (a) (b)	12,716	356,811
BioScrip, Inc. (a) (b)	29,688	205,144
Capital Senior Living Corp. (a)	14,260	302,740
Chemed Corp.	8,215	845,324
Corvel Corp. (a)	5,325	181,316
Cross Country Healthcare, Inc. (a)	16,495	153,239
Ensign Group, Inc. (The)	9,034	314,383
ExamWorks Group, Inc. (a)	17,240	564,610
Gentiva Health Services, Inc. (a)	16,117	270,443
Hanger, Inc. (a)	17,356	356,145
HealthEquity, Inc. (a)	9,396	172,041
HealthSouth Corp.	42,069	1,552,346
Healthways, Inc. (a) (b)	13,218	211,752
IPC The Hospitalist Co., Inc. (a)	9,377	419,996
Kindred Healthcare, Inc.	31,901	618,879
Landauer, Inc. (b)	5,165	170,497
LHC Group, Inc. (a)	6,847	158,850
Magellan Health, Inc. (a)	13,774	753,851
Molina Healthcare, Inc. (a)	14,027	593,342

Health Care Providers & Services—(Continued)
MWI Veterinary Supply, Inc. (a)	6,571	975,136
National Healthcare Corp.	5,246	291,205
Owens & Minor, Inc. (b)	31,521	1,031,998
PharMerica Corp. (a)	13,843	338,185
Providence Service Corp. (The) (a)	4,961	240,013
RadNet, Inc. (a)	17,918	118,617
Select Medical Holdings Corp.	38,917	468,172
Surgical Care Affiliates, Inc. (a) (b)	7,471	199,700
Team Health Holdings, Inc. (a)	34,473	1,999,089
Triple-S Management Corp. - Class B (a)	12,074	240,273
U.S. Physical Therapy, Inc.	6,011	212,729
Universal American Corp. (a)	20,509	164,892
WellCare Health Plans, Inc. (a)	20,658	1,246,504

		19,617,946

Health Care Technology—0.5%
Computer Programs & Systems, Inc. (b)	5,856	336,661
HealthStream, Inc. (a) (b)	10,052	241,349
HMS Holdings Corp. (a) (b)	44,959	847,477
MedAssets, Inc. (a)	31,309	648,723
Medidata Solutions, Inc. (a)	26,770	1,185,643
Omnicell, Inc. (a)	18,760	512,711
Quality Systems, Inc.	24,814	341,689
Vocera Communications, Inc. (a) (b)	11,244	90,739

		4,204,992

Hotels, Restaurants & Leisure—2.8%
Belmond, Ltd. - Class A (a)	45,218	527,242
Biglari Holdings, Inc. (a)	871	295,931
BJ’s Restaurants, Inc. (a) (b)	10,878	391,499
Bloomin’ Brands, Inc. (a)	38,253	701,560
Bob Evans Farms, Inc.	12,754	603,774
Boyd Gaming Corp. (a) (b)	35,670	362,407
Bravo Brio Restaurant Group, Inc. (a)	9,979	129,428
Buffalo Wild Wings, Inc. (a) (b)	9,275	1,245,354
Caesars Acquisition Co. - Class A (a) (b)	27,244	258,001
Caesars Entertainment Corp. (a) (b)	25,824	324,866
Carrols Restaurant Group, Inc. (a)	20,354	144,717
Cheesecake Factory, Inc. (The) (b)	25,120	1,142,960
Churchill Downs, Inc.	7,015	683,963
Chuy’s Holdings, Inc. (a) (b)	8,272	259,658
ClubCorp Holdings, Inc.	11,474	227,529
Cracker Barrel Old Country Store, Inc. (b)	9,028	931,599
Del Frisco’s Restaurant Group, Inc. (a)	12,052	230,675
Denny’s Corp. (a)	44,196	310,698
Diamond Resorts International, Inc. (a) (b)	17,878	406,903
DineEquity, Inc.	7,910	645,377
Einstein Noah Restaurant Group, Inc.	6,168	124,347
El Pollo Loco Holdings, Inc. (a)	6,195	222,462
Fiesta Restaurant Group, Inc. (a)	13,371	664,271
International Speedway Corp. - Class A	12,533	396,544
Interval Leisure Group, Inc. (b)	21,655	412,528
Jack in the Box, Inc.	19,588	1,335,706
Jamba, Inc. (a) (b)	9,661	137,379
Krispy Kreme Doughnuts, Inc. (a) (b)	33,031	566,812
La Quinta Holdings, Inc. (a)	19,995	379,705

MSF-166

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Life Time Fitness, Inc. (a)	20,079	$1,012,785
Marcus Corp.	11,702	184,892
Marriott Vacations Worldwide Corp. (a)	14,494	919,065
Morgans Hotel Group Co. (a)	12,602	101,698
Multimedia Games Holding Co., Inc. (a)	15,847	570,650
Nathan’s Famous, Inc. (a)	1,762	119,270
Noodles & Co. (a)	5,702	109,421
Papa John’s International, Inc.	14,171	566,698
Penn National Gaming, Inc. (a)	39,538	443,221
Pinnacle Entertainment, Inc. (a) (b)	30,820	773,274
Popeyes Louisiana Kitchen, Inc. (a)	11,867	480,614
Red Robin Gourmet Burgers, Inc. (a)	7,250	412,525
Ruby Tuesday, Inc. (a) (b)	31,853	187,614
Ruth’s Hospitality Group, Inc.	17,912	197,749
Scientific Games Corp. - Class A (a)	22,727	244,770
Sonic Corp. (a)	27,410	612,888
Speedway Motorsports, Inc.	7,078	120,751
Texas Roadhouse, Inc.	33,641	936,565
Vail Resorts, Inc.	17,733	1,538,515

		23,596,860

Household Durables—1.0%
Beazer Homes USA, Inc. (a)	13,700	229,886
Cavco Industries, Inc. (a)	4,452	302,736
CSS Industries, Inc.	4,201	101,874
Ethan Allen Interiors, Inc. (b)	12,159	277,225
Helen of Troy, Ltd. (a)	14,663	770,101
Hovnanian Enterprises, Inc. - Class A (a) (b)	56,064	205,755
iRobot Corp. (a) (b)	14,746	449,016
KB Home (b)	43,434	648,904
La-Z-Boy, Inc.	26,643	527,265
LGI Homes, Inc. (a) (b)	7,793	143,079
Libbey, Inc. (a)	10,247	269,086
M/I Homes, Inc. (a)	12,868	255,044
MDC Holdings, Inc. (b)	19,869	503,083
Meritage Homes Corp. (a)	19,962	708,651
NACCO Industries, Inc. - Class A	3,117	155,008
Ryland Group, Inc. (The) (b)	23,149	769,473
Standard Pacific Corp. (a) (b)	71,989	539,198
TRI Pointe Homes, Inc. (a)	72,675	940,414
Universal Electronics, Inc. (a)	7,461	368,350
WCI Communities, Inc. (a) (b)	6,498	119,823
William Lyon Homes - Class A (a)	9,057	200,160

		8,484,131

Household Products—0.2%
Central Garden and Pet Co. - Class A (a) (b)	23,384	188,007
Harbinger Group, Inc. (a)	41,219	540,793
Orchids Paper Products Co.	3,667	90,062
WD-40 Co.	7,863	534,370

		1,353,232

Independent Power and Renewable Electricity Producers—0.4%
Abengoa Yield plc (a)	16,003	569,387
Atlantic Power Corp. (b)	59,196	140,886

Independent Power and Renewable Electricity Producers—(Continued)
Dynegy, Inc. (a)	48,068	1,387,243
Ormat Technologies, Inc. (b)	9,298	244,258
Pattern Energy Group, Inc.	19,338	597,931
TerraForm Power, Inc. - Class A (a)	13,829	399,105

		3,338,810

Industrial Conglomerates—0.1%
Raven Industries, Inc.	18,658	455,255

Insurance—2.4%
Ambac Financial Group, Inc. (a)	22,444	496,012
American Equity Investment Life Holding Co. (b)	34,776	795,675
AMERISAFE, Inc.	9,298	363,645
Amtrust Financial Services, Inc. (b)	15,535	618,604
Argo Group International Holdings, Ltd.	12,861	647,037
Baldwin & Lyons, Inc. - Class B	4,133	102,085
Citizens, Inc. (a) (b)	22,172	143,231
CNO Financial Group, Inc.	106,202	1,801,186
Crawford & Co. - Class B (b)	14,358	118,453
eHealth, Inc. (a)	9,723	234,616
Employers Holdings, Inc.	16,380	315,315
Enstar Group, Ltd. (a) (b)	4,185	570,499
FBL Financial Group, Inc. - Class A	4,790	214,113
Federated National Holding Co.	5,884	165,282
Fidelity & Guaranty Life	4,816	102,822
First American Financial Corp. (b)	52,300	1,418,376
Global Indemnity plc (a)	3,335	84,142
Greenlight Capital Re, Ltd. - Class A (a)	13,998	453,675
HCI Group, Inc. (b)	5,174	186,212
Hilltop Holdings, Inc. (a)	34,060	682,903
Horace Mann Educators Corp.	21,022	599,337
Infinity Property & Casualty Corp.	5,597	358,264
Kemper Corp.	22,886	781,557
Maiden Holdings, Ltd. (b)	26,833	297,310
Meadowbrook Insurance Group, Inc. (b)	26,803	156,798
Montpelier Re Holdings, Ltd. (b)	17,757	552,065
National General Holdings Corp.	15,899	268,534
National Interstate Corp.	3,807	106,215
National Western Life Insurance Co. - Class A	1,212	299,376
Navigators Group, Inc. (The) (a)	5,301	326,011
OneBeacon Insurance Group, Ltd. - Class A	11,496	177,153
Phoenix Cos., Inc. (The) (a) (b)	3,332	186,792
Platinum Underwriters Holdings, Ltd.	12,541	763,371
Primerica, Inc.	26,691	1,287,040
RLI Corp.	21,590	934,631
Safety Insurance Group, Inc.	6,815	367,397
Selective Insurance Group, Inc.	28,514	631,300
State Auto Financial Corp.	7,940	162,849
Stewart Information Services Corp.	11,286	331,244
Symetra Financial Corp.	37,115	865,893
Third Point Reinsurance, Ltd. (a)	28,266	411,270
United Fire Group, Inc.	9,732	270,258
United Insurance Holdings Corp.	8,654	129,810
Universal Insurance Holdings, Inc. (b)	16,046	207,475

		19,985,833

MSF-167

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.5%
Blue Nile, Inc. (a) (b)	6,605	$188,573
FTD Cos., Inc. (a) (b)	9,600	327,456
HSN, Inc.	16,833	1,033,041
Lands’ End, Inc. (a) (b)	8,472	348,369
Nutrisystem, Inc.	14,262	219,207
Orbitz Worldwide, Inc. (a)	26,854	211,341
Overstock.com, Inc. (a)	6,447	108,696
PetMed Express, Inc. (b)	11,281	153,421
RetailMeNot, Inc. (a) (b)	15,308	247,377
Shutterfly, Inc. (a) (b)	19,128	932,299
Valuevision Media, Inc. - Class A (a)	23,836	122,279

		3,892,059

Internet Software & Services—2.3%
Angie’s List, Inc. (a) (b)	21,237	135,280
Bankrate, Inc. (a)	33,123	376,277
Bazaarvoice, Inc. (a) (b)	25,119	185,629
Blucora, Inc. (a) (b)	20,338	309,951
Brightcove, Inc. (a) (b)	15,258	85,140
Carbonite, Inc. (a)	9,760	99,942
ChannelAdvisor Corp. (a) (b)	10,403	170,609
comScore, Inc. (a)	16,327	594,466
Constant Contact, Inc. (a)	15,503	420,751
Conversant, Inc. (a) (b)	31,680	1,085,040
Cornerstone OnDemand, Inc. (a) (b)	26,060	896,725
Cvent, Inc. (a) (b)	9,029	229,066
Dealertrack Technologies, Inc. (a) (b)	26,273	1,140,511
Demandware, Inc. (a) (b)	14,754	751,274
Dice Holdings, Inc. (a)	16,579	138,932
Digital River, Inc. (a)	14,920	216,638
E2open, Inc. (a) (b)	11,712	109,039
EarthLink Holdings Corp.	52,679	180,162
Endurance International Group Holdings, Inc. (a) (b)	15,481	251,876
Envestnet, Inc. (a)	16,750	753,750
Global Eagle Entertainment, Inc. (a) (b)	19,718	221,236
Gogo, Inc. (a) (b)	27,419	462,284
GrubHub, Inc. (a)	3,643	124,736
Internap Network Services Corp. (a) (b)	29,790	205,551
IntraLinks Holdings, Inc. (a)	15,009	121,573
j2 Global, Inc. (b)	23,025	1,136,514
Liquidity Services, Inc. (a) (b)	12,493	171,779
LivePerson, Inc. (a)	29,330	369,265
LogMeIn, Inc. (a)	11,323	521,651
Marin Software, Inc. (a)	13,563	116,642
Marketo, Inc. (a) (b)	12,776	412,665
Monster Worldwide, Inc. (a)	45,420	249,810
Move, Inc. (a)	21,815	457,242
NIC, Inc.	33,146	570,774
Perficient, Inc. (a)	17,369	260,361
Reis, Inc.	4,641	109,481
Rocket Fuel, Inc. (a) (b)	9,223	145,723
SciQuest, Inc. (a)	15,491	232,985
Shutterstock, Inc. (a) (b)	7,587	541,560
SPS Commerce, Inc. (a) (b)	7,550	401,283
Stamps.com, Inc. (a)	6,857	217,778
Textura Corp. (a) (b)	9,452	249,533

Internet Software & Services—(Continued)
Trulia, Inc. (a) (b)	18,166	888,317
United Online, Inc.	1	11
Unwired Planet, Inc. (a)	53,572	99,644
VistaPrint NV (a)	16,340	895,269
Web.com Group, Inc. (a)	25,502	509,020
WebMD Health Corp. (a) (b)	19,045	796,271
Wix.com, Ltd. (a)	7,180	116,675
XO Group, Inc. (a)	17,057	191,209
Xoom Corp. (a) (b)	15,422	338,513
Zix Corp. (a) (b)	32,312	110,507

		19,376,920

IT Services—2.3%
Acxiom Corp. (a)	37,591	622,131
Blackhawk Network Holdings, Inc. (a) (b)	24,769	802,516
CACI International, Inc. - Class A (a) (c)	11,906	848,541
Cardtronics, Inc. (a)	20,736	729,907
Cass Information Systems, Inc. (b)	5,928	245,419
CIBER, Inc. (a)	40,848	140,109
Convergys Corp.	47,930	854,113
CSG Systems International, Inc. (b)	18,310	481,187
Datalink Corp. (a)	10,457	111,158
EPAM Systems, Inc. (a)	17,528	767,551
Euronet Worldwide, Inc. (a)	25,270	1,207,653
EVERTEC, Inc.	32,365	723,034
ExlService Holdings, Inc. (a)	16,429	401,032
Forrester Research, Inc.	5,782	213,125
Global Cash Access Holdings, Inc. (a)	32,995	222,716
Heartland Payment Systems, Inc. (b)	16,479	786,378
iGATE Corp. (a)	17,995	660,776
Lionbridge Technologies, Inc. (a)	32,857	147,856
Luxoft Holding, Inc. (a)	4,055	150,846
ManTech International Corp. - Class A	12,440	335,258
MAXIMUS, Inc.	32,153	1,290,300
MoneyGram International, Inc. (a)	11,813	148,135
NeuStar, Inc. - Class A (a) (b)	26,451	656,778
Sapient Corp. (a)	55,778	780,892
Science Applications International Corp. (b)	20,650	913,349
ServiceSource International, Inc. (a) (b)	30,987	100,088
Sykes Enterprises, Inc. (a)	20,461	408,811
Syntel, Inc. (a)	7,981	701,849
TeleTech Holdings, Inc. (a)	7,377	181,327
Unisys Corp. (a)	26,228	613,997
Virtusa Corp. (a)	13,325	473,837
WEX, Inc. (a)	18,556	2,047,098

		18,767,767

Leisure Products—0.4%
Arctic Cat, Inc.	6,783	236,184
Brunswick Corp.	45,794	1,929,759
Callaway Golf Co. (b)	40,594	293,901
LeapFrog Enterprises, Inc. (a)	32,500	194,675
Nautilus, Inc. (a)	16,328	195,446
Smith & Wesson Holding Corp. (a) (b)	25,637	242,013
Sturm Ruger & Co., Inc. (b)	10,261	499,608

		3,591,586

MSF-168

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.5%
Accelerate Diagnostics, Inc. (a) (b)	11,348	$243,755
Affymetrix, Inc. (a) (b) (c)	41,239	329,087
Albany Molecular Research, Inc. (a) (b)	12,484	275,522
Cambrex Corp. (a)	15,180	283,563
Fluidigm Corp. (a) (b)	13,200	323,400
Luminex Corp. (a) (b)	18,464	360,048
Pacific Biosciences of California, Inc. (a) (b)	27,011	132,624
PAREXEL International Corp. (a) (b)	27,302	1,722,483
Sequenom, Inc. (a) (b)	60,324	179,162

		3,849,644

Machinery—3.1%
Actuant Corp. - Class A	33,203	1,013,356
Alamo Group, Inc.	3,532	144,812
Albany International Corp. - Class A	14,147	481,564
Altra Industrial Motion Corp.	14,458	421,595
American Railcar Industries, Inc.	4,708	348,015
Astec Industries, Inc.	10,141	369,842
Barnes Group, Inc.	27,049	820,937
Blount International, Inc. (a)	25,829	390,793
Briggs & Stratton Corp. (b)	23,052	415,397
Chart Industries, Inc. (a) (b)	15,307	935,717
CIRCOR International, Inc.	8,835	594,861
CLARCOR, Inc.	24,715	1,559,022
Columbus McKinnon Corp.	10,074	221,527
Douglas Dynamics, Inc.	9,877	192,602
Dynamic Materials Corp. (b)	7,259	138,284
EnPro Industries, Inc. (a)	11,493	695,671
ESCO Technologies, Inc.	13,728	477,460
ExOne Co. (The) (a) (b)	5,042	105,327
Federal Signal Corp.	31,915	422,555
FreightCar America, Inc.	7,047	234,665
Gerber Scientific, Inc. (a) (b) (d)	14,024	0
Global Brass & Copper Holdings, Inc.	11,099	162,822
Gorman-Rupp Co. (The) (b)	10,331	310,343
Graham Corp.	5,399	155,221
Greenbrier Cos., Inc. (b)	13,566	995,473
Harsco Corp.	39,595	847,729
Hillenbrand, Inc.	31,050	959,134
Hurco Cos., Inc.	3,395	127,856
Hyster-Yale Materials Handling, Inc.	4,976	356,381
John Bean Technologies Corp.	15,202	427,632
Kadant, Inc.	5,766	225,162
LB Foster Co. - Class A	5,476	251,567
Lindsay Corp. (b)	6,769	505,983
Lydall, Inc. (a)	9,530	257,405
Meritor, Inc. (a)	50,463	547,524
Miller Industries, Inc.	6,185	104,527
Mueller Industries, Inc.	28,336	808,709
Mueller Water Products, Inc. - Class A	80,834	669,306
NN, Inc.	9,533	254,722
Proto Labs, Inc. (a)	11,113	766,797
RBC Bearings, Inc.	11,531	653,808
Rexnord Corp. (a)	36,997	1,052,565
Standex International Corp.	5,598	415,036
Sun Hydraulics Corp.	10,558	396,875

Machinery—(Continued)
Tennant Co.	8,929	599,047
Titan International, Inc. (b)	21,944	259,378
Trimas Corp. (a)	22,514	547,766
Twin Disc, Inc. (b)	4,666	125,795
Wabash National Corp. (a) (b)	30,254	402,983
Watts Water Technologies, Inc. - Class A	13,983	814,510
Woodward, Inc.	31,969	1,522,364

		25,508,422

Marine—0.2%
Baltic Trading, Ltd. (b)	25,245	104,514
Knightsbridge Tankers, Ltd.	16,882	149,406
Matson, Inc.	21,468	537,344
Navios Maritime Holdings, Inc.	39,414	236,484
Safe Bulkers, Inc.	19,788	131,788
Scorpio Bulkers, Inc. (a)	61,755	359,414

		1,518,950

Media—1.2%
AH Belo Corp. - Class A	11,177	119,259
AMC Entertainment Holdings, Inc. - Class A	9,526	219,003
Carmike Cinemas, Inc. (a)	12,031	372,720
Cumulus Media, Inc. - Class A (a) (b)	68,341	275,414
Daily Journal Corp. (a) (b)	598	107,939
Entercom Communications Corp. - Class A (a) (b)	14,538	116,740
Entravision Communications Corp. - Class A	29,645	117,394
Eros International plc (a)	13,517	197,483
EW Scripps Co. (The) - Class A (a)	16,943	276,340
Gray Television, Inc. (a) (b)	26,074	205,463
Harte-Hanks, Inc.	26,098	166,244
Journal Communications, Inc. - Class A (a)	24,659	207,875
Loral Space & Communications, Inc. (a)	6,669	478,901
McClatchy Co. (The) - Class A (a)	32,395	108,847
MDC Partners, Inc. - Class A	19,483	373,879
Media General, Inc. (a) (b)	27,244	357,169
Meredith Corp.	18,123	775,664
National CineMedia, Inc.	31,052	450,565
New Media Investment Group, Inc. (b)	18,547	308,437
New York Times Co. (The) - Class A (b)	68,375	767,168
Nexstar Broadcasting Group, Inc. - Class A (b)	14,830	599,429
Rentrak Corp. (a) (b)	5,237	319,143
Scholastic Corp. (b)	14,077	454,969
SFX Entertainment, Inc. (a) (b)	23,504	117,990
Sinclair Broadcast Group, Inc. - Class A (b)	34,322	895,461
Time, Inc. (a)	54,305	1,272,366
World Wrestling Entertainment, Inc. - Class A (b)	14,120	194,432

		9,856,294

Metals & Mining—1.3%
AK Steel Holding Corp. (a) (b)	86,412	692,160
Allied Nevada Gold Corp. (a) (b)	53,968	178,634
Century Aluminum Co. (a)	23,080	599,388
Coeur Mining, Inc. (a)	52,874	262,255
Commercial Metals Co.	58,786	1,003,477
Globe Specialty Metals, Inc.	28,516	518,706

MSF-169

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Gold Resource Corp. (b)	20,235	$103,603
Haynes International, Inc. (b)	6,653	305,971
Hecla Mining Co. (b)	169,761	421,007
Horsehead Holding Corp. (a) (b)	24,392	403,200
Kaiser Aluminum Corp.	8,525	649,776
Materion Corp.	10,677	327,464
Molycorp, Inc. (a) (b)	93,301	111,028
Noranda Aluminum Holding Corp.	23,392	105,732
Olympic Steel, Inc. (b)	4,963	102,089
RTI International Metals, Inc. (a)	16,034	395,398
Schnitzer Steel Industries, Inc. - Class A (b)	13,529	325,372
Stillwater Mining Co. (a)	56,563	850,142
SunCoke Energy, Inc. (a)	35,308	792,665
U.S. Silica Holdings, Inc.	26,394	1,649,889
Universal Stainless & Alloy Products, Inc. (a)	4,303	113,427
Worthington Industries, Inc.	24,642	917,175

		10,828,558

Multi-Utilities—0.3%
Avista Corp. (b)	30,460	929,944
Black Hills Corp.	20,984	1,004,714
NorthWestern Corp.	19,221	871,864

		2,806,522

Multiline Retail—0.1%
Burlington Stores, Inc. (a) (b)	14,444	575,738
Fred’s, Inc. - Class A	16,556	231,784
Tuesday Morning Corp. (a) (b)	19,604	380,416

		1,187,938

Oil, Gas & Consumable Fuels—3.5%
Abraxas Petroleum Corp. (a)	46,276	244,337
Alon USA Energy, Inc.	12,159	174,603
Alpha Natural Resources, Inc. (a) (b)	111,628	276,837
Approach Resources, Inc. (a) (b)	17,593	255,098
Arch Coal, Inc.	105,697	224,078
Ardmore Shipping Corp.	6,269	68,332
Bill Barrett Corp. (a) (b)	24,966	550,251
Bonanza Creek Energy, Inc. (a)	16,075	914,667
BPZ Resources, Inc. (a) (b)	61,681	117,811
Callon Petroleum Co. (a)	27,924	246,010
Carrizo Oil & Gas, Inc. (a)	21,672	1,166,387
Clayton Williams Energy, Inc. (a)	3,222	310,762
Clean Energy Fuels Corp. (a) (b)	35,238	274,856
Cloud Peak Energy, Inc. (a)	31,583	398,577
Comstock Resources, Inc. (b)	24,676	459,467
Contango Oil & Gas Co. (a)	7,670	254,951
Delek U.S. Holdings, Inc.	29,102	963,858
DHT Holdings, Inc.	46,222	284,727
Diamondback Energy, Inc. (a)	20,426	1,527,456
Eclipse Resources Corp. (a)	19,258	320,068
Emerald Oil, Inc. (a) (b)	29,558	181,782
Energy XXI Bermuda, Ltd. (b)	45,315	514,325
EXCO Resources, Inc. (b)	85,891	286,876
GasLog, Ltd.	20,748	456,663

Oil, Gas & Consumable Fuels—(Continued)
Gastar Exploration, Inc. (a)	35,730	209,735
Goodrich Petroleum Corp. (a) (b)	16,155	239,417
Green Plains, Inc.	18,400	687,976
Halcon Resources Corp. (a) (b)	127,821	506,171
Jones Energy, Inc. - Class A (a) (b)	6,089	114,351
Kodiak Oil & Gas Corp. (a)	128,426	1,742,741
Magnum Hunter Resources Corp. (a) (b)	97,509	543,125
Matador Resources Co. (a) (b)	35,906	928,170
Midstates Petroleum Co., Inc. (a) (b)	18,600	93,930
Navios Maritime Acquisition Corp.	29,801	80,761
Nordic American Tankers, Ltd. (b)	45,633	362,782
Northern Oil and Gas, Inc. (a) (b)	32,713	465,179
Pacific Ethanol, Inc. (a)	10,287	143,607
Panhandle Oil and Gas, Inc. - Class A (b)	3,108	185,548
Parsley Energy, Inc. - Class A (a) (b)	26,890	573,564
PDC Energy, Inc. (a)	17,964	903,410
Penn Virginia Corp. (a)	32,308	410,635
PetroQuest Energy, Inc. (a)	28,823	161,985
Renewable Energy Group, Inc. (a) (b)	17,354	176,143
Resolute Energy Corp. (a) (b)	38,680	242,524
REX American Resources Corp. (a)	2,900	211,352
Rex Energy Corp. (a)	22,443	284,353
Ring Energy, Inc. (a)	12,573	185,326
Rosetta Resources, Inc. (a)	30,879	1,375,968
RSP Permian, Inc. (a) (b)	10,526	269,045
Sanchez Energy Corp. (a) (b)	24,958	655,397
Scorpio Tankers, Inc. (b)	84,458	701,846
SemGroup Corp. - Class A	20,439	1,701,956
Ship Finance International, Ltd. (b)	28,428	481,002
Solazyme, Inc. (a) (b)	37,512	279,839
Stone Energy Corp. (a)	27,971	877,171
Swift Energy Co. (a) (b)	22,073	211,901
Synergy Resources Corp. (a)	32,872	400,710
Teekay Tankers, Ltd. - Class A (b)	32,292	120,449
TransAtlantic Petroleum, Ltd. (a)	16,448	147,868
Triangle Petroleum Corp. (a) (b)	35,098	386,429
VAALCO Energy, Inc. (a)	25,290	214,965
W&T Offshore, Inc. (b)	18,499	203,489
Warren Resources, Inc. (a)	41,839	221,747
Western Refining, Inc.	25,776	1,082,334
Westmoreland Coal Co. (a)	7,463	279,191

		29,536,871

Paper & Forest Products—0.7%
Boise Cascade Co. (a)	19,596	590,624
Clearwater Paper Corp. (a)	9,575	575,553
Deltic Timber Corp. (b)	6,001	373,982
KapStone Paper and Packaging Corp. (a)	39,297	1,099,137
Louisiana-Pacific Corp. (a) (b)	69,384	942,929
Neenah Paper, Inc.	7,745	414,203
PH Glatfelter Co.	21,278	467,052
Resolute Forest Products, Inc. (a)	32,474	507,893
Schweitzer-Mauduit International, Inc.	14,898	615,436
Wausau Paper Corp.	23,588	187,053

		5,773,862

MSF-170

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.2%
Elizabeth Arden, Inc. (a) (b)	13,201	$220,985
IGI Laboratories, Inc. (a)	17,535	163,426
Inter Parfums, Inc.	8,191	225,253
Medifast, Inc. (a)	7,275	238,838
Nutraceutical International Corp. (a)	5,375	112,391
Revlon, Inc. - Class A (a) (b)	6,172	195,591
USANA Health Sciences, Inc. (a) (b)	2,803	206,469

		1,362,953

Pharmaceuticals—1.7%
Aerie Pharmaceuticals, Inc. (a)	5,743	118,823
Akorn, Inc. (a) (b)	29,811	1,081,245
ANI Pharmaceuticals, Inc. (a)	5,035	142,390
Aratana Therapeutics, Inc. (a)	12,495	125,450
Auxilium Pharmaceuticals, Inc. (a) (b)	24,788	739,922
AVANIR Pharmaceuticals, Inc. - Class A (a)	85,697	1,021,508
BioDelivery Sciences International, Inc. (a) (b)	20,287	346,705
Catalent, Inc. (a)	26,707	668,476
Cempra, Inc. (a) (b)	11,324	124,111
Depomed, Inc. (a) (b)	31,001	470,905
Endocyte, Inc. (a) (b)	21,515	130,811
Horizon Pharma plc (a) (b)	29,283	359,595
Impax Laboratories, Inc. (a)	34,206	811,024
Intra-Cellular Therapies, Inc. (a) (b)	11,830	162,189
Lannett Co., Inc. (a)	12,710	580,593
Medicines Co. (The) (a)	32,038	715,088
Nektar Therapeutics (a) (b)	62,084	749,354
Omeros Corp. (a) (b)	16,069	204,398
Pacira Pharmaceuticals, Inc. (a) (b)	17,459	1,692,126
Pernix Therapeutics Holdings, Inc. (a)	17,177	131,919
Phibro Animal Health Corp. - Class A	6,026	135,043
Pozen, Inc. (a) (b)	15,222	111,729
Prestige Brands Holdings, Inc. (a)	26,054	843,368
Relypsa, Inc. (a) (b)	8,607	181,522
Repros Therapeutics, Inc. (a) (b)	12,184	120,622
Revance Therapeutics, Inc. (a) (b)	4,622	89,343
Sagent Pharmaceuticals, Inc. (a)	11,006	342,287
Sciclone Pharmaceuticals, Inc. (a)	27,839	191,811
Supernus Pharmaceuticals, Inc. (a) (b)	15,103	131,245
Tetraphase Pharmaceuticals, Inc. (a) (b)	11,384	227,111
TherapeuticsMD, Inc. (a) (b)	51,625	239,540
Theravance Biopharma, Inc. (a)	11,720	270,146
Theravance, Inc. (b)	40,393	690,316
Vivus, Inc. (a) (b)	46,905	181,053
XenoPort, Inc. (a) (b)	30,042	161,626
ZS Pharma, Inc. (a)	5,313	208,429

		14,501,823

Professional Services—1.3%
Acacia Research Corp.	26,332	407,619
Advisory Board Co. (The) (a) (b)	18,149	845,562
Barrett Business Services, Inc.	3,901	154,051
CBIZ, Inc. (a) (b)	20,130	158,423
CDI Corp.	7,746	112,472
Corporate Executive Board Co. (The)	16,546	993,918
CRA International, Inc. (a)	6,362	161,786

Professional Services—(Continued)
Exponent, Inc.	6,721	476,384
Franklin Covey Co. (a)	5,394	105,668
FTI Consulting, Inc. (a)	19,255	673,155
GP Strategies Corp. (a)	8,646	248,313
Heidrick & Struggles International, Inc.	9,634	197,882
Huron Consulting Group, Inc. (a)	11,680	712,130
ICF International, Inc. (a)	10,002	307,962
Insperity, Inc.	12,162	332,509
Kelly Services, Inc. - Class A	14,944	234,172
Kforce, Inc.	12,692	248,382
Korn/Ferry International (a)	24,691	614,806
Mistras Group, Inc. (a)	8,222	167,729
Navigant Consulting, Inc. (a)	22,006	306,103
On Assignment, Inc. (a)	26,669	716,063
Pendrell Corp. (a)	81,209	108,820
Resources Connection, Inc.	20,687	288,377
RPX Corp. (a)	26,264	360,605
TriNet Group, Inc. (a)	6,310	162,483
TrueBlue, Inc. (a)	19,573	494,414
VSE Corp.	2,185	107,109
WageWorks, Inc. (a) (b)	17,251	785,438

		10,482,335

Real Estate Investment Trusts—8.2%
Acadia Realty Trust	27,899	769,454
AG Mortgage Investment Trust, Inc.	14,345	255,341
Agree Realty Corp.	6,955	190,428
Alexander’s, Inc.	915	342,128
Altisource Residential Corp. (b)	29,057	697,368
American Assets Trust, Inc.	17,413	574,107
American Capital Mortgage Investment Corp.	26,073	490,694
American Realty Capital Healthcare Trust, Inc.	79,677	835,015
American Residential Properties, Inc. (a) (b)	16,166	296,484
AmREIT, Inc.	8,595	197,427
Anworth Mortgage Asset Corp.	63,813	305,664
Apollo Commercial Real Estate Finance, Inc. (b)	22,194	348,668
Apollo Residential Mortgage, Inc.	16,439	253,654
Ares Commercial Real Estate Corp. (b)	11,438	133,710
Armada Hoffler Properties, Inc.	12,863	116,796
ARMOUR Residential REIT, Inc. (b)	168,092	647,154
Ashford Hospitality Prime, Inc. (b)	12,917	196,726
Ashford Hospitality Trust, Inc.	31,632	323,279
Associated Estates Realty Corp.	29,461	515,862
Aviv REIT, Inc. (b)	9,910	261,128
Campus Crest Communities, Inc. (b)	33,908	217,011
Capstead Mortgage Corp. (b)	46,246	566,051
CareTrust REIT, Inc. (a)	11,507	164,550
CatchMark Timber Trust, Inc. - Class A	9,966	109,227
Cedar Realty Trust, Inc.	37,954	223,929
Chambers Street Properties	118,956	895,739
Chatham Lodging Trust	16,701	385,459
Chesapeake Lodging Trust	25,632	747,173
Colony Financial, Inc. (b)	52,491	1,174,749
Coresite Realty Corp. (b)	10,812	355,390
Cousins Properties, Inc.	107,425	1,283,729
CubeSmart	71,269	1,281,417

MSF-171

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
CyrusOne, Inc.	16,302	$391,900
CYS Investments, Inc. (b)	80,947	667,003
DCT Industrial Trust, Inc.	161,806	1,215,163
DiamondRock Hospitality Co.	92,386	1,171,454
DuPont Fabros Technology, Inc. (b)	29,356	793,786
Dynex Capital, Inc. (b)	28,987	234,215
EastGroup Properties, Inc.	15,137	917,151
Education Realty Trust, Inc.	68,528	704,468
Empire State Realty Trust, Inc. - Class A (b)	45,186	678,694
EPR Properties	27,688	1,403,228
Equity One, Inc.	30,429	658,179
Excel Trust, Inc.	30,346	357,172
FelCor Lodging Trust, Inc.	61,144	572,308
First Industrial Realty Trust, Inc.	50,890	860,550
First Potomac Realty Trust	30,465	357,964
Franklin Street Properties Corp.	45,751	513,326
Geo Group, Inc. (The)	34,250	1,309,035
Getty Realty Corp.	13,375	227,375
Gladstone Commercial Corp. (b)	10,038	170,546
Glimcher Realty Trust	73,142	990,343
Government Properties Income Trust	33,503	734,051
Gramercy Property Trust, Inc. (b)	51,351	295,782
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,347	115,356
Hatteras Financial Corp.	47,468	852,525
Healthcare Realty Trust, Inc.	44,822	1,061,385
Hersha Hospitality Trust	98,686	628,630
Highwoods Properties, Inc.	43,003	1,672,817
Hudson Pacific Properties, Inc.	26,059	642,615
Inland Real Estate Corp.	40,747	403,803
Invesco Mortgage Capital, Inc.	58,562	920,595
Investors Real Estate Trust	51,434	396,042
iStar Financial, Inc. (a) (b)	42,568	574,668
Kite Realty Group Trust	16,314	395,451
LaSalle Hotel Properties	50,033	1,713,130
Lexington Realty Trust	100,966	988,457
LTC Properties, Inc.	15,755	581,202
Mack-Cali Realty Corp.	43,604	833,272
Medical Properties Trust, Inc. (b)	79,977	980,518
Monmouth Real Estate Investment Corp. - Class A	28,868	292,144
National Health Investors, Inc.	16,244	928,182
New Residential Investment Corp.	138,295	806,260
New York Mortgage Trust, Inc.	45,150	326,434
New York REIT, Inc. (b)	74,295	763,753
One Liberty Properties, Inc.	6,290	127,247
Parkway Properties, Inc.	38,318	719,612
Pebblebrook Hotel Trust	31,889	1,190,735
Pennsylvania Real Estate Investment Trust	31,152	621,171
PennyMac Mortgage Investment Trust	35,722	765,522
Physicians Realty Trust	23,363	320,540
Potlatch Corp.	20,535	825,712
PS Business Parks, Inc.	9,958	758,202
QTS Realty Trust, Inc. - Class A (b)	6,344	192,540
RAIT Financial Trust (b)	42,801	318,011
Ramco-Gershenson Properties Trust	37,976	617,110
Redwood Trust, Inc. (b)	42,013	696,576
Resource Capital Corp. (b)	64,302	313,151

Real Estate Investment Trusts—(Continued)
Retail Opportunity Investments Corp. (b)	44,363	652,136
Rexford Industrial Realty, Inc.	22,859	316,369
RLJ Lodging Trust	62,808	1,788,144
Rouse Properties, Inc. (b)	18,643	301,457
Ryman Hospitality Properties, Inc. (b)	20,380	963,974
Sabra Health Care REIT, Inc.	24,140	587,085
Saul Centers, Inc.	4,164	194,625
Select Income REIT	18,245	438,792
Silver Bay Realty Trust Corp.	19,300	312,853
Sovran Self Storage, Inc.	15,392	1,144,549
STAG Industrial, Inc.	21,545	446,197
Starwood Waypoint Residential Trust	19,398	504,542
Strategic Hotels & Resorts, Inc. (a)	121,191	1,411,875
Summit Hotel Properties, Inc.	40,984	441,808
Sun Communities, Inc.	23,280	1,175,640
Sunstone Hotel Investors, Inc.	100,307	1,386,243
Terreno Realty Corp.	16,734	315,101
UMH Properties, Inc. (b)	10,207	96,966
Universal Health Realty Income Trust	6,109	254,623
Urstadt Biddle Properties, Inc. - Class A	13,207	268,102
Washington Real Estate Investment Trust (b)	33,712	855,611
Western Asset Mortgage Capital Corp.	20,929	309,331
Whitestone REIT (b)	9,513	132,611

		68,021,206

Real Estate Management & Development—0.5%
Alexander & Baldwin, Inc.	23,959	861,805
Altisource Asset Management Corp. (a)	696	469,807
Altisource Portfolio Solutions S.A. (a) (b)	7,187	724,449
Consolidated-Tomoka Land Co.	2,461	120,761
Forestar Group, Inc. (a)	17,933	317,773
Kennedy-Wilson Holdings, Inc.	35,325	846,387
RE/MAX Holdings, Inc. - Class A	4,716	140,207
St. Joe Co. (The) (a) (b)	31,148	620,780
Tejon Ranch Co. (a) (b)	7,566	212,151

		4,314,120

Road & Rail—0.6%
ArcBest Corp.	12,815	477,999
Celadon Group, Inc.	9,437	183,550
Heartland Express, Inc. (b)	26,840	643,086
Knight Transportation, Inc.	29,563	809,731
Marten Transport, Ltd.	13,224	235,519
Patriot Transportation Holding, Inc. (a) (b)	3,479	118,008
Quality Distribution, Inc. (a)	11,883	151,865
Roadrunner Transportation Systems, Inc. (a)	13,855	315,755
Saia, Inc. (a)	11,835	586,543
Swift Transportation Co. (a)	41,359	867,712
Werner Enterprises, Inc.	23,073	581,440
YRC Worldwide, Inc. (a) (b)	14,785	300,431

		5,271,639

Semiconductors & Semiconductor Equipment—3.7%
Advanced Energy Industries, Inc. (a)	20,778	390,419
Alpha & Omega Semiconductor, Ltd. (a)	11,449	107,621
Ambarella, Inc. (a) (b)	14,300	624,481

MSF-172

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Amkor Technology, Inc. (a)	42,324	$355,945
Applied Micro Circuits Corp. (a) (b)	37,494	262,458
Axcelis Technologies, Inc. (a)	60,811	121,014
Brooks Automation, Inc.	36,289	381,397
Cabot Microelectronics Corp. (a)	12,507	518,415
Cavium, Inc. (a) (b)	26,390	1,312,375
Ceva, Inc. (a) (b)	13,754	184,854
Cirrus Logic, Inc. (a) (b)	30,584	637,676
Cohu, Inc.	11,848	141,821
Cypress Semiconductor Corp. (a) (b)	80,609	796,014
Diodes, Inc. (a)	18,315	438,095
DSP Group, Inc. (a)	12,177	108,010
Entegris, Inc. (a)	70,530	811,095
Entropic Communications, Inc. (a)	47,035	125,113
Exar Corp. (a) (c)	20,123	180,101
Fairchild Semiconductor International, Inc. (a)	61,372	953,107
FormFactor, Inc. (a) (c)	27,182	194,895
GT Advanced Technologies, Inc. (a) (b)	68,436	741,162
Inphi Corp. (a)	13,845	199,091
Integrated Device Technology, Inc. (a)	67,574	1,077,805
Integrated Silicon Solution, Inc.	14,137	194,242
International Rectifier Corp. (a)	35,512	1,393,491
Intersil Corp. - Class A	65,241	927,075
IXYS Corp.	13,771	144,595
Kopin Corp. (a)	35,526	120,788
Lattice Semiconductor Corp. (a)	61,578	461,835
M/A-COM Technology Solutions Holdings, Inc. (a)	6,053	132,197
MaxLinear, Inc. - Class A (a)	12,849	88,401
Micrel, Inc.	25,489	306,633
Microsemi Corp. (a)	47,110	1,197,065
MKS Instruments, Inc.	27,174	907,068
Monolithic Power Systems, Inc.	18,931	833,911
Nanometrics, Inc. (a) (b)	12,771	192,842
NVE Corp. (a) (b)	2,605	168,127
OmniVision Technologies, Inc. (a)	26,397	698,465
PDF Solutions, Inc. (a)	13,439	169,466
Peregrine Semiconductor Corp. (a)	15,247	188,605
Pericom Semiconductor Corp. (a)	12,144	118,283
Photronics, Inc. (a) (b)	30,362	244,414
PMC - Sierra, Inc. (a)	85,553	638,225
Power Integrations, Inc.	14,941	805,469
Rambus, Inc. (a) (b)	52,223	651,743
RF Micro Devices, Inc. (a) (b)	136,648	1,576,918
Rudolph Technologies, Inc. (a)	18,288	165,506
Semtech Corp. (a)	31,199	847,053
Silicon Image, Inc. (a)	40,507	204,155
Silicon Laboratories, Inc. (a)	21,331	866,892
Spansion, Inc. - Class A (a)	29,804	679,233
Synaptics, Inc. (a)	17,633	1,290,736
Tessera Technologies, Inc.	27,229	723,747
TriQuint Semiconductor, Inc. (a) (c)	83,225	1,587,101
Ultra Clean Holdings, Inc. (a)	13,513	120,941
Ultratech, Inc. (a) (b)	13,618	309,809
Veeco Instruments, Inc. (a) (b)	20,425	713,854
Vitesse Semiconductor Corp. (a)	30,139	108,500

Semiconductors & Semiconductor Equipment—(Continued)
Xcerra Corp. (a)	26,473	259,171

		30,699,520

Software—4.0%
ACI Worldwide, Inc. (a)	55,734	1,045,570
Actuate Corp. (a)	25,226	98,381
Advent Software, Inc.	25,347	799,951
American Software, Inc. - Class A	12,761	112,552
Aspen Technology, Inc. (a) (c)	44,793	1,689,592
AVG Technologies NV (a)	17,393	288,376
Barracuda Networks, Inc. (a)	4,133	106,012
Blackbaud, Inc.	23,345	917,225
Bottomline Technologies de, Inc. (a)	19,170	528,900
BroadSoft, Inc. (a) (b)	14,701	309,309
Callidus Software, Inc. (a)	20,244	243,333
CommVault Systems, Inc. (a)	23,645	1,191,708
Compuware Corp.	107,808	1,143,843
Comverse, Inc. (a)	11,872	265,102
Ebix, Inc. (b)	16,296	231,077
Ellie Mae, Inc. (a) (b)	13,561	442,089
EnerNOC, Inc. (a) (b)	13,640	231,334
EPIQ Systems, Inc.	13,001	228,298
ePlus, Inc. (a)	2,282	127,906
Fair Isaac Corp.	15,160	835,316
FleetMatics Group plc (a) (b)	18,434	562,237
Gigamon, Inc. (a) (b)	12,234	128,090
Glu Mobile, Inc. (a) (b)	45,368	234,553
Guidewire Software, Inc. (a) (b)	33,292	1,476,167
Imperva, Inc. (a) (b)	10,304	296,034
Infoblox, Inc. (a) (b)	27,141	400,330
Interactive Intelligence Group, Inc. (a) (b)	7,901	330,262
Jive Software, Inc. (a) (b)	20,334	118,547
Kofax, Ltd. (a)	31,865	246,635
Manhattan Associates, Inc. (a)	36,621	1,223,874
Mentor Graphics Corp.	48,583	995,709
MicroStrategy, Inc. - Class A (a)	4,507	589,696
Model N, Inc. (a)	10,589	104,408
Monotype Imaging Holdings, Inc.	18,592	526,525
NetScout Systems, Inc. (a)	17,336	793,989
Pegasystems, Inc.	16,572	316,691
Progress Software Corp. (a)	25,065	599,304
Proofpoint, Inc. (a) (b)	18,243	677,545
PROS Holdings, Inc. (a) (b)	10,832	272,966
QLIK Technologies, Inc. (a)	42,908	1,160,232
Qualys, Inc. (a) (b)	10,117	269,112
Rally Software Development Corp. (a) (b)	12,922	155,193
RealPage, Inc. (a) (b)	23,771	368,451
Sapiens International Corp. NV (a) (b)	13,011	96,281
SeaChange International, Inc. (a)	15,237	106,050
Silver Spring Networks, Inc. (a) (b)	17,691	170,718
SS&C Technologies Holdings, Inc. (a)	33,357	1,464,039
Synchronoss Technologies, Inc. (a) (b)	17,427	797,808
Take-Two Interactive Software, Inc. (a)	41,148	949,284
Tangoe, Inc. (a) (b)	19,395	262,802
Telenav, Inc. (a)	14,945	100,132
TiVo, Inc. (a)	56,205	719,143

MSF-173

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Tyler Technologies, Inc. (a)	15,971	$1,411,836
Ultimate Software Group, Inc. (The) (a) (b)	13,861	1,961,470
VASCO Data Security International, Inc. (a)	15,031	282,282
Verint Systems, Inc. (a)	29,277	1,628,094
VirnetX Holding Corp. (a) (b)	22,272	133,632
Zendesk, Inc. (a) (b)	5,010	108,166

		32,874,161

Specialty Retail—3.0%
Aeropostale, Inc. (a) (b)	42,194	138,818
America’s Car-Mart, Inc. (a) (b)	3,580	141,732
American Eagle Outfitters, Inc. (b)	95,976	1,393,572
ANN, Inc. (a)	23,714	975,357
Asbury Automotive Group, Inc. (a)	15,098	972,613
Barnes & Noble, Inc. (a)	20,590	406,447
Brown Shoe Co., Inc.	20,256	549,545
Buckle, Inc. (The) (b)	14,188	643,993
Cato Corp. (The) - Class A (b)	14,157	487,850
Children’s Place, Inc. (The) (b)	10,765	513,060
Christopher & Banks Corp. (a)	19,194	189,829
Citi Trends, Inc. (a)	8,551	188,977
Conn’s, Inc. (a) (b)	13,796	417,605
Container Store Group, Inc. (The) (a)	8,770	190,923
Destination Maternity Corp.	7,452	115,059
Express, Inc. (a)	42,861	669,060
Finish Line, Inc. (The) - Class A	24,015	601,095
Five Below, Inc. (a) (b)	26,805	1,061,746
Francesca’s Holdings Corp. (a) (b)	22,196	309,190
Genesco, Inc. (a)	11,779	880,480
Group 1 Automotive, Inc. (b)	11,970	870,339
Guess?, Inc.	30,485	669,755
Haverty Furniture Cos., Inc.	10,391	226,420
Hibbett Sports, Inc. (a) (b)	12,576	536,115
Kirkland’s, Inc. (a)	9,307	149,936
Lithia Motors, Inc. - Class A	11,200	847,728
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	795,057
MarineMax, Inc. (a)	12,696	213,928
Mattress Firm Holding Corp. (a) (b)	6,947	417,237
Men’s Wearhouse, Inc. (The)	24,177	1,141,638
Monro Muffler Brake, Inc.	16,141	783,323
Office Depot, Inc. (a) (b)	263,053	1,352,092
Outerwall, Inc. (a) (b)	10,490	588,489
Pep Boys-Manny Moe & Jack (The) (a)	28,658	255,343
Pier 1 Imports, Inc.	47,023	559,103
Rent-A-Center, Inc. (b)	26,759	812,136
Restoration Hardware Holdings, Inc. (a) (b)	15,345	1,220,695
Sears Hometown and Outlet Stores, Inc. (a)	4,481	69,455
Select Comfort Corp. (a)	27,441	574,066
Shoe Carnival, Inc.	8,227	146,523
Sonic Automotive, Inc. - Class A	18,792	460,592
Stage Stores, Inc. (b)	16,362	279,954
Stein Mart, Inc.	15,504	179,071
Tile Shop Holdings, Inc. (a) (b)	14,624	135,272
Vitamin Shoppe, Inc. (a)	15,659	695,103
Zumiez, Inc. (a) (b)	11,433	321,267

		25,147,588

Technology Hardware, Storage & Peripherals—0.4%
Cray, Inc. (a) (b)	20,870	547,629
Dot Hill Systems Corp. (a)	31,081	117,486
Eastman Kodak Co. (a)	7,370	161,919
Electronics for Imaging, Inc. (a)	21,537	951,289
Immersion Corp. (a) (b)	16,446	141,107
Nimble Storage, Inc. (a)	4,797	124,578
QLogic Corp. (a)	44,263	405,449
Quantum Corp. (a) (b)	116,162	134,748
Silicon Graphics International Corp. (a) (b)	18,071	166,795
Super Micro Computer, Inc. (a)	17,788	523,323
Violin Memory, Inc. (a)	40,996	199,651

		3,473,974

Textiles, Apparel & Luxury Goods—1.0%
Columbia Sportswear Co.	12,824	458,843
Crocs, Inc. (a) (c)	43,218	543,682
G-III Apparel Group, Ltd. (a) (b)	9,377	776,978
Iconix Brand Group, Inc. (a) (b)	23,416	864,987
Movado Group, Inc.	10,013	331,030
Oxford Industries, Inc. (b)	7,658	467,061
Perry Ellis International, Inc. (a)	7,318	148,921
Quiksilver, Inc. (a) (b)	70,460	121,191
Sequential Brands Group, Inc. (a)	12,654	158,175
Skechers USA, Inc. - Class A (a)	18,674	995,511
Steven Madden, Ltd. (a)	28,585	921,294
Tumi Holdings, Inc. (a) (b)	24,156	491,575
Unifi, Inc. (a)	7,892	204,403
Vera Bradley, Inc. (a) (b)	10,263	212,239
Vince Holding Corp. (a)	5,176	156,626
Wolverine World Wide, Inc. (b)	50,526	1,266,182

		8,118,698

Thrifts & Mortgage Finance—1.7%
Astoria Financial Corp.	45,199	560,016
Bank Mutual Corp.	24,034	154,058
BankFinancial Corp. (b)	12,038	124,954
Beneficial Mutual Bancorp, Inc. (a)	12,197	155,878
Berkshire Hills Bancorp, Inc.	13,053	306,615
BofI Holding, Inc. (a) (b)	7,041	511,951
Brookline Bancorp, Inc.	37,158	317,701
Capitol Federal Financial, Inc.	67,397	796,633
Charter Financial Corp.	12,347	132,113
Clifton Bancorp, Inc.	13,646	171,803
Dime Community Bancshares, Inc.	15,501	223,214
Essent Group, Ltd. (a) (b)	20,744	444,129
EverBank Financial Corp. (b)	44,827	791,645
Federal Agricultural Mortgage Corp. - Class C	5,480	176,127
First Defiance Financial Corp.	5,038	136,076
Flagstar Bancorp, Inc. (a)	9,133	153,708
Fox Chase Bancorp, Inc.	7,539	122,961
Franklin Financial Corp. (a) (b)	2,568	47,790
Home Loan Servicing Solutions, Ltd.	36,012	763,094
HomeStreet, Inc. (b)	6,935	118,519
Kearny Financial Corp. (a) (b)	8,068	107,546
Ladder Capital Corp. - Class A (a)	6,177	116,745
Meridian Bancorp, Inc. (a)	11,355	119,909
Meta Financial Group, Inc.	3,308	116,640

MSF-174

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
MGIC Investment Corp. (a) (b)	164,487	$1,284,643
NMI Holdings, Inc. - Class A (a) (b)	20,655	178,666
Northfield Bancorp, Inc.	26,346	358,832
Northwest Bancshares, Inc.	43,929	531,541
OceanFirst Financial Corp.	6,649	105,786
Oritani Financial Corp.	22,475	316,673
PennyMac Financial Services, Inc. - Class A (a)	8,785	128,700
Provident Financial Services, Inc.	26,534	434,362
Radian Group, Inc. (b)	90,306	1,287,764
Stonegate Mortgage Corp. (a) (b)	7,537	97,906
Tree.com, Inc. (a)	3,375	121,129
TrustCo Bank Corp. (b)	47,249	304,284
United Community Financial Corp.	26,587	124,427
United Financial Bancorp, Inc.	28,056	356,031
Walker & Dunlop, Inc. (a)	8,778	116,660
Washington Federal, Inc.	49,752	1,012,951
Waterstone Financial, Inc.	17,578	203,026
WSFS Financial Corp.	4,212	301,621

		13,934,827

Tobacco—0.2%
Universal Corp. (b)	12,065	535,565
Vector Group, Ltd. (b)	33,339	739,449

		1,275,014

Trading Companies & Distributors—0.9%
Aceto Corp.	12,889	249,016
Aircastle, Ltd.	31,863	521,279
Applied Industrial Technologies, Inc.	20,463	934,136
Beacon Roofing Supply, Inc. (a)	24,991	636,771
CAI International, Inc. (a)	7,804	151,007
DXP Enterprises, Inc. (a)	6,409	472,215
H&E Equipment Services, Inc.	15,412	620,795
Houston Wire & Cable Co.	10,450	125,191
Kaman Corp.	14,024	551,143
Rush Enterprises, Inc. - Class A (a) (b)	15,309	512,086
Stock Building Supply Holdings, Inc. (a)	7,700	120,967
TAL International Group, Inc. (a)	16,976	700,260
Textainer Group Holdings, Ltd.	10,746	334,416
Titan Machinery, Inc. (a) (b)	8,967	116,481
Watsco, Inc.	12,890	1,110,860

		7,156,623

Transportation Infrastructure—0.1%
Wesco Aircraft Holdings, Inc. (a)	25,919	450,991

Water Utilities—0.2%
American States Water Co.	19,788	601,951
California Water Service Group	24,670	553,595
Connecticut Water Service, Inc.	4,766	154,895
Middlesex Water Co.	7,497	146,941
SJW Corp.	7,394	198,677
York Water Co. (b)	6,695	133,900

		1,789,959

Wireless Telecommunication Services—0.1%
NTELOS Holdings Corp. (b)	7,785	82,833
RingCentral, Inc. - Class A (a) (b)	14,216	180,685
Shenandoah Telecommunications Co. (b)	12,542	311,167
Spok Holdings, Inc.	11,723	152,516

		727,201

Total Common Stocks (Cost $603,561,043)		778,587,547

Investment Company Security—3.5%
iShares Russell 2000 Index Fund (b) (Cost $29,984,217)	263,300	28,791,855

Rights—0.0%

Life Sciences Tools & Services—0.0%
Furiex Pharmaceuticals, Inc. (a) (d) (e)	3,553	34,713

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (a) (d) (e)	27,485	69,262

Total Rights (Cost $103,975)		103,975

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/16 (a) (b) (d) (Cost $0)	8,794	0

Short-Term Investments—26.7%

Discount Notes—2.8%
Federal Home Loan Bank
0.005%, 10/27/14 (f)	125,000	125,000
0.020%, 12/19/14 (f)	2,550,000	2,549,888
0.058%, 10/03/14 (f)	925,000	924,996
0.064%, 11/14/14 (f)	2,625,000	2,624,793
0.074%, 10/24/14 (f)	4,400,000	4,399,785
0.075%, 11/12/14 (f)	9,300,000	9,299,179
0.081%, 03/03/15 (f)	625,000	624,787
Federal National Mortgage Association
0.019%, 12/24/14 (f)	500,000	499,978
0.087%, 02/25/15 (f)	2,525,000	2,524,113

		23,572,519

Mutual Fund—23.8%
State Street Navigator Securities Lending MET Portfolio (g)	198,388,058	198,388,058

MSF-175

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—0.1%
U.S. Treasury Bill 0.032%, 03/19/15 (f)	450,000	$449,933

Total Short-Term Investments (Cost $222,410,510)		222,410,510

Total Investments—123.8% (Cost $856,059,745) (h)		1,029,893,887
Other assets and liabilities (net)—(23.8)%		(198,208,747)

Net Assets—100.0%		$831,685,140

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $189,848,518 and the collateral received consisted of cash in the amount of $198,388,058 and non-cash collateral with a value of $1,025,671. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $3,127,071.
(d)	Illiquid security. As of September 30, 2014, these securities represent 0.0% of net assets.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent less than 0.05% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of September 30, 2014, the aggregate cost of investments was $856,059,745. The aggregate unrealized appreciation and depreciation of investments were $228,532,099 and $(54,697,957), respectively, resulting in net unrealized appreciation of $173,834,142.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Depreciation
Russell 2000 Mini Index Futures	12/19/14	197	USD 23,001,082	$(1,398,062)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks	$778,587,547	$—	$—	$778,587,547
Total Investment Company Security	28,791,855	—	—	28,791,855
Total Rights*	—	—	103,975	103,975
Total Warrant*	0	—	—	0

MSF-176

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Notes	$—	$23,572,519	$—	$23,572,519
Mutual Fund	198,388,058	—	—	198,388,058
U.S. Treasury	—	449,933	—	449,933
Total Short-Term Investments	198,388,058	24,022,452	—	222,410,510
Total Investments	$1,005,767,460	$24,022,452	$103,975	$1,029,893,887

Collateral for securities loaned (Liability)	$—	$(198,388,058)	$—	$(198,388,058)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,398,062)	$—	$—	$(1,398,062)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2014
Rights
Life Sciences Tools & Services	$—	$0	$34,713	$34,713	$0
Wireless Telecommunication Services	—	0	69,262	69,262	0

	$—	$0	$103,975	$103,975	$0

MSF-177

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.2%
Boeing Co. (The)	284,000	$36,175,920
Precision Castparts Corp.	177,280	41,994,087
United Technologies Corp.	211,800	22,366,080

		100,536,087

Air Freight & Logistics—0.6%
FedEx Corp.	94,500	15,257,025

Airlines—2.1%
American Airlines Group, Inc.	902,800	32,031,344
Delta Air Lines, Inc.	140,800	5,089,920
United Continental Holdings, Inc. (a)	264,800	12,389,992

		49,511,256

Auto Components—0.6%
Delphi Automotive plc	251,500	15,427,010

Automobiles—0.9%
Harley-Davidson, Inc.	89,600	5,214,720
Tesla Motors, Inc. (a) (b)	64,990	15,771,773

		20,986,493

Beverages—0.4%
PepsiCo, Inc.	99,300	9,243,837

Biotechnology—9.8%
Alexion Pharmaceuticals, Inc. (a)	177,540	29,439,683
Biogen Idec, Inc. (a)	156,190	51,669,214
Celgene Corp. (a)	294,134	27,878,020
Gilead Sciences, Inc. (a)	691,200	73,578,240
Incyte Corp. (a) (b)	174,800	8,573,940
Pharmacyclics, Inc. (a) (b)	100,500	11,801,715
Regeneron Pharmaceuticals, Inc. (a)	34,850	12,564,122
Vertex Pharmaceuticals, Inc. (a)	161,600	18,149,296

		233,654,230

Capital Markets—3.0%
BlackRock, Inc.	38,200	12,541,824
Invesco, Ltd.	243,088	9,597,114
Morgan Stanley	594,900	20,565,693
State Street Corp.	190,200	14,000,622
TD Ameritrade Holding Corp. (b)	402,600	13,434,762

		70,140,015

Chemicals—2.5%
Ecolab, Inc.	216,400	24,849,212
Praxair, Inc.	33,650	4,340,850
Sherwin-Williams Co. (The)	135,320	29,633,727

		58,823,789

Commercial Services & Supplies—0.7%
Tyco International, Ltd.	379,000	16,892,030

Construction Materials—0.3%
Martin Marietta Materials, Inc. (b)	63,400	8,174,796

Consumer Finance—0.2%
American Express Co.	65,700	5,751,378

Diversified Financial Services—0.6%
Intercontinental Exchange, Inc.	67,108	13,089,415

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	115,900	14,524,588
CVS Health Corp.	317,300	25,253,907
Walgreen Co.	158,100	9,370,587

		49,149,082

Health Care Equipment & Supplies—1.3%
IDEXX Laboratories, Inc. (a) (b)	31,800	3,746,994
Intuitive Surgical, Inc. (a)	58,100	26,831,742

		30,578,736

Health Care Providers & Services—3.4%
Humana, Inc.	102,313	13,330,361
McKesson Corp.	259,100	50,438,997
UnitedHealth Group, Inc.	196,800	16,974,000

		80,743,358

Hotels, Restaurants & Leisure—7.0%
Chipotle Mexican Grill, Inc. (a)	38,800	25,863,692
Las Vegas Sands Corp.	397,700	24,740,917
MGM Resorts International (a)	858,320	19,552,530
Starbucks Corp.	456,100	34,417,306
Starwood Hotels & Resorts Worldwide, Inc.	140,000	11,649,400
Wynn Macau, Ltd.	3,569,200	11,365,256
Wynn Resorts, Ltd.	201,600	37,715,328

		165,304,429

Industrial Conglomerates—2.9%
Danaher Corp.	593,600	45,101,728
Roper Industries, Inc.	160,340	23,456,139

		68,557,867

Internet & Catalog Retail—9.4%
Amazon.com, Inc. (a)	287,305	92,638,625
Ctrip.com International, Ltd. (ADR) (a)	308,500	17,510,460
Netflix, Inc. (a)	48,800	22,017,584
Priceline Group, Inc. (The) (a)	64,640	74,890,611
Vipshop Holdings, Ltd. (ADR) (a)	80,900	15,290,909

		222,348,189

Internet Software & Services—12.8%
Alibaba Group Holding, Ltd. (ADR) (a)	336,156	29,867,460
Baidu, Inc. (ADR) (a)	190,090	41,483,341
Facebook, Inc. - Class A (a)	562,700	44,475,808
Google, Inc. - Class A (a)	124,370	73,180,552
Google, Inc. - Class C (a)	127,370	73,538,343
LinkedIn Corp. - Class A (a)	83,820	17,416,958
NAVER Corp.	13,970	10,594,051
Pandora Media, Inc. (a) (b)	186,900	4,515,504

MSF-178

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Tencent Holdings, Ltd.	603,785	$8,972,433

		304,044,450

IT Services—5.3%
Fiserv, Inc. (a)	152,800	9,876,228
MasterCard, Inc. - Class A	670,400	49,555,968
Visa, Inc. - Class A	307,630	65,639,013

		125,071,209

Machinery—0.8%
Flowserve Corp.	78,300	5,521,716
Wabtec Corp.	175,900	14,254,936

		19,776,652

Media—1.6%
Twenty-First Century Fox, Inc. - Class A	240,200	8,236,458
Walt Disney Co. (The)	331,946	29,553,152

		37,789,610

Oil, Gas & Consumable Fuels—3.7%
Concho Resources, Inc. (a)	92,600	11,611,114
Continental Resources, Inc. (a) (b)	173,100	11,507,688
EQT Corp.	190,300	17,420,062
Pioneer Natural Resources Co.	150,160	29,577,015
Range Resources Corp.	251,658	17,064,929

		87,180,808

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) - Class A	126,400	9,444,608

Pharmaceuticals—2.4%
Allergan, Inc.	133,000	23,699,270
Valeant Pharmaceuticals International, Inc. (a)	252,000	33,062,400

		56,761,670

Real Estate Investment Trusts—3.9%
American Tower Corp.	449,500	42,086,685
Crown Castle International Corp.	627,678	50,546,909

		92,633,594

Road & Rail—1.1%
J.B. Hunt Transport Services, Inc.	117,900	8,730,495
Kansas City Southern	152,900	18,531,480

		27,261,975

Semiconductors & Semiconductor Equipment—0.7%
ASML Holding NV (b)	166,700	16,473,294

Software—3.9%
Mobileye NV (a) (b)	148,600	7,963,474
NetSuite, Inc. (a) (b)	121,200	10,852,248
Red Hat, Inc. (a)	242,500	13,616,375
Salesforce.com, Inc. (a)	527,160	30,327,515
ServiceNow, Inc. (a) (b)	180,100	10,586,278
VMware, Inc. - Class A (a) (b)	128,700	12,077,208

Software—(Continued)
Workday, Inc. - Class A (a) (b)	91,300	7,532,250

		92,955,348

Specialty Retail—5.4%
AutoZone, Inc. (a)	49,340	25,146,624
CarMax, Inc. (a) (b)	389,300	18,082,985
Home Depot, Inc. (The)	284,600	26,109,204
Lowe’s Cos., Inc.	567,900	30,053,268
Ross Stores, Inc.	103,400	7,814,972
Tractor Supply Co. (b)	336,782	20,715,461

		127,922,514

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.	367,140	36,989,355
Stratasys, Ltd. (a) (b)	133,100	16,075,818

		53,065,173

Textiles, Apparel & Luxury Goods—2.1%
Hanesbrands, Inc.	138,600	14,891,184
Michael Kors Holdings, Ltd. (a)	176,900	12,628,891
NIKE, Inc. - Class B	160,900	14,352,280
Under Armour, Inc. - Class A (a) (b)	127,500	8,810,250

		50,682,605

Trading Companies & Distributors—0.4%
WW Grainger, Inc. (b)	33,400	8,405,110

Wireless Telecommunication Services—0.9%
SoftBank Corp.	302,600	21,241,553

Total Common Stocks (Cost $1,766,959,096)		2,364,879,195

Convertible Preferred Stocks—0.2%

Internet Software & Services—0.2%
Airbnb, Inc. - Series D (a) (c) (d)	97,047	3,929,433
Living Social, Inc. - Class F (a) (c) (d)	101,591	46,732

Total Convertible Preferred Stocks (Cost $4,732,313)		3,976,165

Short-Term Investments—7.1%

Mutual Funds—7.1%
State Street Navigator Securities Lending MET Portfolio (e)	159,478,151	159,478,151
T. Rowe Price Government Reserve Investment Fund (f)	8,703,543	8,703,543

Total Short-Term Investments (Cost $168,181,694)		168,181,694

Total Investments—106.9% (Cost $1,939,873,103) (g)		2,537,037,054
Other assets and liabilities (net)—(6.9)%		(162,900,936)

Net Assets—100.0%		$2,374,136,118

MSF-179

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $154,292,735 and the collateral received consisted of cash in the amount of $159,478,151 and non-cash collateral with a value of $446,644. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.2% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $3,976,165, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer.
(g)	As of September 30, 2014, the aggregate cost of investments was $1,939,873,103. The aggregate unrealized appreciation and depreciation of investments were $613,231,309 and $(16,067,358), respectively, resulting in net unrealized appreciation of $597,163,951.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,078	$3,929,433
Living Social, Inc. - Class F	11/18/11	101,591	781,235	46,732

				$3,976,165

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$100,536,087	$—	$—	$100,536,087
Air Freight & Logistics	15,257,025	—	—	15,257,025
Airlines	49,511,256	—	—	49,511,256
Auto Components	15,427,010	—	—	15,427,010
Automobiles	20,986,493	—	—	20,986,493
Beverages	9,243,837	—	—	9,243,837
Biotechnology	233,654,230	—	—	233,654,230
Capital Markets	70,140,015	—	—	70,140,015
Chemicals	58,823,789	—	—	58,823,789
Commercial Services & Supplies	16,892,030	—	—	16,892,030
Construction Materials	8,174,796	—	—	8,174,796

MSF-180

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Consumer Finance	$5,751,378	$—	$—	$5,751,378
Diversified Financial Services	13,089,415	—	—	13,089,415
Food & Staples Retailing	49,149,082	—	—	49,149,082
Health Care Equipment & Supplies	30,578,736	—	—	30,578,736
Health Care Providers & Services	80,743,358	—	—	80,743,358
Hotels, Restaurants & Leisure	153,939,173	11,365,256	—	165,304,429
Industrial Conglomerates	68,557,867	—	—	68,557,867
Internet & Catalog Retail	222,348,189	—	—	222,348,189
Internet Software & Services	284,477,966	19,566,484	—	304,044,450
IT Services	125,071,209	—	—	125,071,209
Machinery	19,776,652	—	—	19,776,652
Media	37,789,610	—	—	37,789,610
Oil, Gas & Consumable Fuels	87,180,808	—	—	87,180,808
Personal Products	9,444,608	—	—	9,444,608
Pharmaceuticals	56,761,670	—	—	56,761,670
Real Estate Investment Trusts	92,633,594	—	—	92,633,594
Road & Rail	27,261,975	—	—	27,261,975
Semiconductors & Semiconductor Equipment	16,473,294	—	—	16,473,294
Software	92,955,348	—	—	92,955,348
Specialty Retail	127,922,514	—	—	127,922,514
Technology Hardware, Storage & Peripherals	53,065,173	—	—	53,065,173
Textiles, Apparel & Luxury Goods	50,682,605	—	—	50,682,605
Trading Companies & Distributors	8,405,110	—	—	8,405,110
Wireless Telecommunication Services	—	21,241,553	—	21,241,553
Total Common Stocks	2,312,705,902	52,173,293	—	2,364,879,195
Total Convertible Preferred Stocks*	—	—	3,976,165	3,976,165
Total Short-Term Investments*	168,181,694	—	—	168,181,694
Total Investments	$2,480,887,596	$52,173,293	$3,976,165	$2,537,037,054

Collateral for securities loaned (Liability)	$—	$(159,478,151)	$—	$(159,478,151)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2014
Convertible Preferred Stocks Internet Software & Services	$64,002	$(38,915)	$3,951,078	$3,976,165	$(38,915)

MSF-181

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Esterline Technologies Corp. (a)	40,400	$4,495,308
GenCorp, Inc. (a) (b)	122,500	1,956,325
HEICO Corp. - Class A	142,381	5,737,954
Hexcel Corp. (a)	116,600	4,629,020
Teledyne Technologies, Inc. (a)	85,500	8,037,855
TransDigm Group, Inc.	28,700	5,290,271

		30,146,733

Airlines—0.9%
Allegiant Travel Co.	23,100	2,856,546
Spirit Airlines, Inc. (a)	118,400	8,186,176

		11,042,722

Auto Components—0.4%
Dana Holding Corp.	37,100	711,207
Tenneco, Inc. (a)	96,700	5,058,377

		5,769,584

Banks—1.3%
Signature Bank (a)	64,200	7,194,252
SVB Financial Group (a)	46,700	5,234,603
Texas Capital Bancshares, Inc. (a)	77,300	4,458,664

		16,887,519

Beverages—0.7%
Boston Beer Co., Inc. (The) - Class A (a)	40,187	8,911,869

Biotechnology—7.9%
ACADIA Pharmaceuticals, Inc. (a) (b)	107,800	2,669,128
Acceleron Pharma, Inc. (a) (b)	54,000	1,632,960
Acorda Therapeutics, Inc. (a) (b)	43,200	1,463,616
Aegerion Pharmaceuticals, Inc. (a) (b)	38,300	1,278,454
Alkermes plc (a)	157,000	6,730,590
Alnylam Pharmaceuticals, Inc. (a) (b)	60,500	4,725,050
AMAG Pharmaceuticals, Inc. (a) (b)	43,700	1,394,467
BioMarin Pharmaceutical, Inc. (a)	74,900	5,404,784
Cepheid, Inc. (a) (b)	85,500	3,764,565
Cubist Pharmaceuticals, Inc. (a)	101,700	6,746,778
Exelixis, Inc. (a) (b)	359,200	549,576
Incyte Corp. (a)	180,900	8,873,145
Intercept Pharmaceuticals, Inc. (a)	14,300	3,384,667
Isis Pharmaceuticals, Inc. (a) (b)	116,900	4,539,227
Ligand Pharmaceuticals, Inc. (a) (b)	41,400	1,945,386
Medivation, Inc. (a)	29,700	2,936,439
Neurocrine Biosciences, Inc. (a) (b)	170,700	2,674,869
Novavax, Inc. (a)	185,100	771,867
NPS Pharmaceuticals, Inc. (a)	143,500	3,731,000
Ophthotech Corp. (a)	16,600	646,238
Opko Health, Inc. (a) (b)	170,400	1,450,104
Pharmacyclics, Inc. (a) (b)	62,200	7,304,146
Prothena Corp. plc (a) (b)	40,300	893,048
Puma Biotechnology, Inc. (a) (b)	54,900	13,097,493
Seattle Genetics, Inc. (a) (b)	90,700	3,372,226
Sunesis Pharmaceuticals, Inc. (a) (b)	76,600	546,924
United Therapeutics Corp. (a)	67,900	8,735,335

		101,262,082

Building Products—0.4%
AAON, Inc. (b)	165,599	2,816,839
Lennox International, Inc.	28,500	2,190,795

		5,007,634

Capital Markets—2.1%
Affiliated Managers Group, Inc. (a)	23,949	4,798,422
E*Trade Financial Corp. (a)	372,760	8,420,648
Financial Engines, Inc. (b)	97,500	3,335,963
Virtus Investment Partners, Inc.	17,400	3,022,380
Waddell & Reed Financial, Inc. - Class A	146,800	7,588,092

		27,165,505

Chemicals—1.9%
NewMarket Corp. (b)	25,500	9,716,010
PolyOne Corp.	152,900	5,440,182
Stepan Co.	71,700	3,182,046
WR Grace & Co. (a)	70,200	6,383,988

		24,722,226

Commercial Services & Supplies—1.9%
Civeo Corp.	102,500	1,190,025
Clean Harbors, Inc. (a)	80,900	4,362,128
Healthcare Services Group, Inc. (b)	131,500	3,762,215
Rollins, Inc.	136,850	4,006,968
Team, Inc. (a)	65,900	2,498,269
U.S. Ecology, Inc.	73,400	3,432,184
Waste Connections, Inc.	101,200	4,910,224

		24,162,013

Communications Equipment—1.8%
ADTRAN, Inc.	41,600	854,048
Aruba Networks, Inc. (a)	156,500	3,377,270
EchoStar Corp. - Class A (a)	93,500	4,559,060
JDS Uniphase Corp. (a)	221,200	2,831,360
Plantronics, Inc.	90,400	4,319,312
Polycom, Inc. (a)	122,886	1,509,655
Riverbed Technology, Inc. (a)	212,167	3,934,637
Ubiquiti Networks, Inc. (a) (b)	57,800	2,169,234

		23,554,576

Consumer Finance—0.5%
Portfolio Recovery Associates, Inc. (a) (b)	126,300	6,596,649
World Acceptance Corp. (a) (b)	6,700	452,250

		7,048,899

Containers & Packaging—1.1%
Berry Plastics Group, Inc. (a)	163,700	4,131,788
Graphic Packaging Holding Co. (a)	597,800	7,430,654
Rock-Tenn Co. - Class A	48,600	2,312,388

		13,874,830

Distributors—0.6%
LKQ Corp. (a)	82,600	2,196,334
Pool Corp.	94,200	5,079,264

		7,275,598

MSF-182

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—0.6%
Ascent Capital Group, Inc. - Class A (a)	50,100	$3,016,020
Sotheby’s (b)	103,600	3,700,592
Steiner Leisure, Ltd. (a)	19,700	740,523

		7,457,135

Diversified Financial Services—1.0%
CBOE Holdings, Inc.	114,600	6,133,965
MarketAxess Holdings, Inc.	79,700	4,930,242
MSCI, Inc. (a)	22,678	1,066,319
NewStar Financial, Inc. (a) (b)	70,191	788,947

		12,919,473

Diversified Telecommunication Services—0.3%
tw telecom, Inc. (a)	104,500	4,348,245

Electrical Equipment—1.0%
Acuity Brands, Inc.	67,200	7,910,112
Generac Holdings, Inc. (a) (b)	114,900	4,658,046

		12,568,158

Electronic Equipment, Instruments & Components—2.2%
Anixter International, Inc.	90,700	7,694,988
Cognex Corp. (a)	154,300	6,213,661
Coherent, Inc. (a)	83,700	5,136,669
FARO Technologies, Inc. (a)	26,400	1,339,800
FEI Co.	100,200	7,557,084

		27,942,202

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc. (a)	65,400	2,857,326
Core Laboratories NV	27,100	3,966,085
Dril-Quip, Inc. (a)	58,900	5,265,660
Oceaneering International, Inc.	54,900	3,577,833
Oil States International, Inc. (a)	47,500	2,940,250
Tesco Corp. (b)	132,700	2,634,095
Unit Corp. (a)	25,500	1,495,575

		22,736,824

Food & Staples Retailing—0.6%
Rite Aid Corp. (a)	1,609,800	7,791,432

Food Products—1.5%
J&J Snack Foods Corp.	99,400	9,299,864
TreeHouse Foods, Inc. (a)	118,700	9,555,350

		18,855,214

Health Care Equipment & Supplies—3.5%
Align Technology, Inc. (a)	137,600	7,111,168
Cooper Cos., Inc. (The)	41,500	6,463,625
DexCom, Inc. (a) (b)	114,100	4,562,859
HeartWare International, Inc. (a) (b)	18,300	1,420,629
ICU Medical, Inc. (a)	38,200	2,451,676
IDEXX Laboratories, Inc. (a) (b)	45,800	5,396,614
Masimo Corp. (a) (b)	70,600	1,502,368

Health Care Equipment & Supplies—(Continued)
Sirona Dental Systems, Inc. (a)	99,600	7,637,328
Thoratec Corp. (a)	73,800	1,972,674
Volcano Corp. (a) (b)	44,800	476,672
West Pharmaceutical Services, Inc.	117,800	5,272,728

		44,268,341

Health Care Providers & Services—3.5%
Air Methods Corp. (a) (b)	121,700	6,760,435
Centene Corp. (a)	79,600	6,583,716
Chemed Corp.	13,200	1,358,280
Corvel Corp. (a)	98,900	3,367,545
HealthSouth Corp.	123,800	4,568,220
MEDNAX, Inc. (a)	89,500	4,906,390
MWI Veterinary Supply, Inc. (a)	36,500	5,416,600
Team Health Holdings, Inc. (a)	146,100	8,472,339
WellCare Health Plans, Inc. (a)	50,800	3,065,272

		44,498,797

Health Care Technology—0.2%
athenahealth, Inc. (a) (b)	15,600	2,054,364

Hotels, Restaurants & Leisure—5.2%
Bally Technologies, Inc. (a) (b)	80,500	6,496,350
Brinker International, Inc.	124,700	6,333,513
Buffalo Wild Wings, Inc. (a) (b)	33,300	4,471,191
Cheesecake Factory, Inc. (The) (b)	69,900	3,180,450
Choice Hotels International, Inc. (b)	99,300	5,163,600
Denny’s Corp. (a)	684,600	4,812,738
Domino’s Pizza, Inc.	119,500	9,196,720
Jack in the Box, Inc.	62,000	4,227,780
Marriott Vacations Worldwide Corp. (a)	77,200	4,895,252
Red Robin Gourmet Burgers, Inc. (a)	63,300	3,601,770
Six Flags Entertainment Corp. (b)	167,200	5,750,008
Vail Resorts, Inc.	95,300	8,268,228

		66,397,600

Household Durables—0.6%
Helen of Troy, Ltd. (a)	112,500	5,908,500
iRobot Corp. (a) (b)	74,800	2,277,660

		8,186,160

Insurance—0.2%
Amtrust Financial Services, Inc. (b)	77,578	3,089,156

Internet & Catalog Retail—1.7%
HSN, Inc.	126,700	7,775,579
Liberty TripAdvisor Holdings, Inc. - Class A (a)	127,900	4,335,810
Liberty Ventures - Series A (a)	127,900	4,855,084
Shutterfly, Inc. (a) (b)	91,400	4,454,836

		21,421,309

Internet Software & Services—2.7%
Conversant, Inc. (a) (b)	114,700	3,928,475
Cornerstone OnDemand, Inc. (a) (b)	96,500	3,320,565
CoStar Group, Inc. (a)	42,800	6,657,112

MSF-183

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Envestnet, Inc. (a)	104,900	$4,720,500
j2 Global, Inc. (b)	68,600	3,386,096
MercadoLibre, Inc. (b)	45,200	4,910,980
Perficient, Inc. (a)	128,400	1,924,716
WebMD Health Corp. (a) (b)	122,900	5,138,449

		33,986,893

IT Services—5.5%
Cardtronics, Inc. (a) (b)	157,900	5,558,080
CoreLogic, Inc. (a)	229,600	6,215,272
DST Systems, Inc.	49,200	4,128,864
Euronet Worldwide, Inc. (a)	139,800	6,681,042
Gartner, Inc. (a)	128,600	9,448,242
Heartland Payment Systems, Inc. (b)	147,760	7,051,107
Jack Henry & Associates, Inc.	97,400	5,421,284
MAXIMUS, Inc.	253,000	10,152,890
TeleTech Holdings, Inc. (a)	48,100	1,182,298
Unisys Corp. (a) (b)	85,909	2,011,130
VeriFone Systems, Inc. (a)	82,200	2,826,036
WEX, Inc. (a)	92,800	10,237,696

		70,913,941

Leisure Products—1.0%
Brunswick Corp.	119,300	5,027,302
Polaris Industries, Inc.	54,600	8,178,534

		13,205,836

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. - Class A (a)	22,000	2,494,800
Bruker Corp. (a)	110,700	2,049,611
Illumina, Inc. (a)	15,400	2,524,368
Mettler-Toledo International, Inc. (a)	10,200	2,612,526
PAREXEL International Corp. (a) (b)	93,900	5,924,151

		15,605,456

Machinery—6.5%
Actuant Corp. - Class A	127,200	3,882,144
Chart Industries, Inc. (a) (b)	34,100	2,084,533
Graco, Inc.	82,100	5,991,658
Hyster-Yale Materials Handling, Inc.	33,694	2,413,164
IDEX Corp.	71,300	5,159,981
John Bean Technologies Corp.	140,800	3,960,704
Lincoln Electric Holdings, Inc.	104,100	7,196,954
Middleby Corp. (The) (a)	143,200	12,620,216
Nordson Corp.	88,700	6,747,409
Standex International Corp.	30,300	2,246,442
Sun Hydraulics Corp.	62,100	2,334,339
Toro Co. (The)	146,100	8,653,503
Valmont Industries, Inc. (b)	46,500	6,274,245
Wabtec Corp.	132,600	10,745,904
Woodward, Inc.	66,500	3,166,730

		83,477,926

Marine—0.8%
Kirby Corp. (a)	84,800	9,993,680

Media—1.1%
John Wiley & Sons, Inc. - Class A	20,700	1,161,477
Live Nation Entertainment, Inc. (a)	319,000	7,662,380
Starz - Class A (a)	157,000	5,193,560

		14,017,417

Metals & Mining—0.7%
Compass Minerals International, Inc.	31,100	2,621,108
Stillwater Mining Co. (a) (b)	153,700	2,310,111
Worthington Industries, Inc.	110,700	4,120,254

		9,051,473

Multiline Retail—0.2%
Big Lots, Inc.	65,100	2,802,555

Oil, Gas & Consumable Fuels—4.6%
Athlon Energy, Inc. (a)	90,200	5,252,346
Bonanza Creek Energy, Inc. (a)	49,900	2,839,310
Carrizo Oil & Gas, Inc. (a)	66,300	3,568,266
Clayton Williams Energy, Inc. (a)	36,400	3,510,780
Contango Oil & Gas Co. (a)	73,400	2,439,816
Diamondback Energy, Inc. (a)	69,600	5,204,688
Gran Tierra Energy, Inc. (a)	341,400	1,891,356
Oasis Petroleum, Inc. (a)	142,000	5,937,020
Rosetta Resources, Inc. (a)	80,400	3,582,624
SemGroup Corp. - Class A	109,600	9,126,392
SM Energy Co.	65,100	5,077,800
Stone Energy Corp. (a) (b)	113,300	3,553,088
Targa Resources Corp.	46,600	6,345,522

		58,329,008

Paper & Forest Products—0.7%
Clearwater Paper Corp. (a)	50,200	3,017,522
KapStone Paper and Packaging Corp. (a)	230,400	6,444,288

		9,461,810

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A (b)	67,300	3,030,519

Pharmaceuticals—3.7%
Akorn, Inc. (a) (b)	145,800	5,288,166
Auxilium Pharmaceuticals, Inc. (a) (b)	69,800	2,083,530
AVANIR Pharmaceuticals, Inc. - Class A (a)	355,800	4,241,136
Jazz Pharmaceuticals plc (a) (b)	18,600	2,986,416
Mallinckrodt plc (a)	41,576	3,748,076
Medicines Co. (The) (a) (b)	70,700	1,578,024
Nektar Therapeutics (a) (b)	142,300	1,717,561
Pacira Pharmaceuticals, Inc. (a) (b)	52,900	5,127,068
Prestige Brands Holdings, Inc. (a)	181,700	5,881,629
Salix Pharmaceuticals, Ltd. (a)	78,100	12,202,344
Theravance Biopharma, Inc. (a) (b)	23,914	551,218
Theravance, Inc. (b)	83,700	1,430,433

		46,835,601

Professional Services—0.9%
Advisory Board Co. (The) (a)	77,900	3,629,361
Exponent, Inc.	39,000	2,764,320

MSF-184

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Huron Consulting Group, Inc. (a)	85,800	$5,231,226

		11,624,907

Real Estate Investment Trusts—0.8%
FelCor Lodging Trust, Inc.	394,800	3,695,328
Strategic Hotels & Resorts, Inc. (a)	423,600	4,934,940
Taubman Centers, Inc.	30,600	2,233,800

		10,864,068

Real Estate Management & Development—1.2%
Altisource Portfolio Solutions S.A. (a) (b)	51,800	5,221,440
Forest City Enterprises, Inc. - Class A (a)	155,500	3,041,580
Jones Lang LaSalle, Inc.	16,200	2,046,708
Kennedy-Wilson Holdings, Inc.	192,243	4,606,142

		14,915,870

Road & Rail—2.4%
AMERCO	25,000	6,547,250
Avis Budget Group, Inc. (a)	136,200	7,476,018
Landstar System, Inc.	61,800	4,461,342
Old Dominion Freight Line, Inc. (a)	168,850	11,927,564

		30,412,174

Semiconductors & Semiconductor Equipment—2.8%
Amkor Technology, Inc. (a)	80,100	673,641
Atmel Corp. (a)	604,700	4,885,976
Cabot Microelectronics Corp. (a)	52,800	2,188,560
Cavium, Inc. (a) (b)	106,600	5,301,218
Diodes, Inc. (a)	99,300	2,375,256
Microsemi Corp. (a)	143,600	3,648,876
Semtech Corp. (a)	112,600	3,057,090
Silicon Laboratories, Inc. (a)	50,100	2,036,064
Synaptics, Inc. (a)	96,900	7,093,080
Teradyne, Inc.	181,100	3,511,529
Ultratech, Inc. (a) (b)	31,700	721,175

		35,492,465

Software—8.0%
Advent Software, Inc. (b)	111,500	3,518,940
Aspen Technology, Inc. (a)	209,400	7,898,568
CommVault Systems, Inc. (a)	105,200	5,302,080
Computer Modelling Group, Ltd.	290,800	3,022,378
Concur Technologies, Inc. (a) (b)	48,800	6,188,816
FactSet Research Systems, Inc. (b)	45,000	5,468,850
Fortinet, Inc. (a)	178,800	4,517,382
Informatica Corp. (a)	107,900	3,694,496
Manhattan Associates, Inc. (a)	191,600	6,403,272
Monotype Imaging Holdings, Inc.	128,405	3,636,429
NetScout Systems, Inc. (a)	129,500	5,931,100
Pegasystems, Inc.	138,000	2,637,180
Proofpoint, Inc. (a) (b)	67,600	2,510,664
PTC, Inc. (a)	180,900	6,675,210
SolarWinds, Inc. (a)	88,800	3,734,040
Solera Holdings, Inc.	28,500	1,606,260
SS&C Technologies Holdings, Inc. (a)	121,300	5,323,857
TIBCO Software, Inc. (a)	190,100	4,492,063

Software—(Continued)
Tyler Technologies, Inc. (a)	115,900	10,245,560
Ultimate Software Group, Inc. (The) (a) (b)	67,700	9,580,227

		102,387,372

Specialty Retail—2.7%
Aaron’s, Inc.	88,500	2,152,320
Ascena Retail Group, Inc. (a)	76,800	1,021,440
Buckle, Inc. (The) (b)	60,400	2,741,556
Chico’s FAS, Inc.	184,800	2,729,496
Children’s Place, Inc. (The) (b)	39,500	1,882,570
DSW, Inc. - Class A	79,800	2,402,778
Guess?, Inc.	36,600	804,102
Monro Muffler Brake, Inc. (b)	141,000	6,842,730
Murphy USA, Inc. (a)	48,100	2,552,186
Sally Beauty Holdings, Inc. (a)	236,500	6,473,005
Tractor Supply Co.	70,500	4,336,455

		33,938,638

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	25,500	1,182,435
Stratasys, Ltd. (a) (b)	26,300	3,176,514

		4,358,949

Textiles, Apparel & Luxury Goods—2.4%
Deckers Outdoor Corp. (a) (b)	51,900	5,043,642
Fossil Group, Inc. (a)	20,949	1,967,111
Hanesbrands, Inc.	132,200	14,203,568
Iconix Brand Group, Inc. (a) (b)	121,800	4,499,292
Steven Madden, Ltd. (a)	172,100	5,546,783

		31,260,396

Thrifts & Mortgage Finance—0.6%
MGIC Investment Corp. (a) (b)	481,000	3,756,610
Radian Group, Inc. (b)	247,500	3,529,350

		7,285,960

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. (a)	105,200	2,680,496

Total Common Stocks (Cost $973,187,791)		1,267,299,610

Short-Term Investments—18.4%

Mutual Funds—18.4%
State Street Navigator Securities Lending MET Portfolio (c)	233,209,626	233,209,626
T. Rowe Price Government Reserve Investment Fund (d)	1,628,258	1,628,258

Total Short-Term Investments (Cost $234,837,884)		234,837,884

Total Investments—117.4% (Cost $1,208,025,675) (e)		1,502,137,494
Other assets and liabilities (net)—(17.4)%		(222,719,924)

Net Assets—100.0%		$1,279,417,570

MSF-185

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $237,583,141 and the collateral received consisted of cash in the amount of $233,209,626 and non-cash collateral with a value of $13,354,717. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer.
(e)	As of September 30, 2014, the aggregate cost of investments was $1,208,025,675. The aggregate unrealized appreciation and depreciation of investments were $323,456,585 and $(29,344,766), respectively, resulting in net unrealized appreciation of $294,111,819.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,267,299,610	$—	$—	$1,267,299,610
Total Short-Term Investments*	234,837,884	—	—	234,837,884
Total Investments	$1,502,137,494	$—	$—	$1,502,137,494

Collateral for securities loaned (Liability)	$—	$(233,209,626)	$—	$(233,209,626)

*	See Schedule of Investments for additional detailed categorizations.

MSF-186

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—94.0% of Net Assets

Security Description	Shares	Value

Chemicals—1.3%
Agrium, Inc. (a)	162,300	$14,444,700

Energy Equipment & Services—21.2%
Atwood Oceanics, Inc. (a) (b)	371,000	16,208,990
Cameron International Corp. (b)	339,100	22,509,458
CARBO Ceramics, Inc. (a)	44,100	2,612,043
Dril-Quip, Inc. (a) (b)	197,200	17,629,680
Halliburton Co.	703,400	45,376,334
Nabors Industries, Ltd.	1,109,200	25,245,392
National Oilwell Varco, Inc.	347,900	26,475,190
Noble Corp. plc (a)	301,500	6,699,330
Paragon Offshore plc (a) (b)	100,500	618,075
Schlumberger, Ltd.	449,200	45,679,148
Seadrill, Ltd. (a)	239,624	6,412,338
Superior Energy Services, Inc.	637,700	20,961,199

		236,427,177

Food Products—0.8%
Archer-Daniels-Midland Co.	170,000	8,687,000

Machinery—1.5%
Cummins, Inc.	123,700	16,325,926

Metals & Mining—22.4%
Agnico Eagle Mines, Ltd.	63,233	1,828,757
Barrick Gold Corp.	664,800	9,745,968
Commercial Metals Co. (a)	325,000	5,547,750
Eldorado Gold Corp.	1,890,000	12,738,600
First Quantum Minerals, Ltd. (a)	1,882,300	36,336,735
Freeport-McMoRan, Inc.	722,700	23,596,155
Glencore plc (b)	10,578,437	58,531,042
Goldcorp, Inc.	1,043,600	24,034,108
Kinross Gold Corp. (b)	1,111,104	3,666,643
New Gold, Inc. (b)	1,924,800	9,720,240
Osisko Gold Royalties, Ltd. (b)	86,979	1,101,265
Randgold Resources, Ltd. (ADR)	231,900	15,674,121
Royal Gold, Inc. (a)	177,800	11,546,332
Steel Dynamics, Inc. (a)	484,700	10,959,067
United States Steel Corp. (a)	390,400	15,291,968
Yamana Gold, Inc. (U.S. Listed Shares) (a)	1,259,900	7,559,400
Yamana Gold, Inc.	237,962	1,427,836

		249,305,987

Oil, Gas & Consumable Fuels—45.4%
Afren plc (b)	7,629,501	12,683,829
Anadarko Petroleum Corp.	409,650	41,554,896
Apache Corp.	179,600	16,859,052
Cimarex Energy Co.	347,900	44,019,787
Cloud Peak Energy, Inc. (a) (b)	293,700	3,706,494
Concho Resources, Inc. (b)	342,850	42,989,962
CONSOL Energy, Inc.	1,055,200	39,949,872
Diamondback Energy, Inc. (b)	243,500	18,208,930
EOG Resources, Inc.	326,600	32,339,932
Genel Energy plc (b)	344,000	4,652,298
Golar LNG, Ltd.	195,200	12,961,280
Gulfport Energy Corp. (b)	228,000	12,175,200

Oil, Gas & Consumable Fuels—(Continued)
HollyFrontier Corp.	359,800	15,716,064
Laredo Petroleum, Inc. (a) (b)	216,500	4,851,765
Marathon Oil Corp.	811,700	30,511,803
Marathon Petroleum Corp.	253,600	21,472,312
Newfield Exploration Co. (b)	208,700	7,736,509
Ophir Energy plc (b)	2,085,503	7,715,329
Parsley Energy, Inc. - Class A (a) (b)	272,300	5,808,159
Peabody Energy Corp. (a)	680,200	8,420,876
Phillips 66	269,200	21,888,652
Pioneer Natural Resources Co.	212,500	41,856,125
Scorpio Tankers, Inc. (a)	421,300	3,501,003
SM Energy Co. (a)	452,200	35,271,600
Tesoro Corp.	269,300	16,421,914
Westmoreland Coal Co. (b)	72,000	2,693,520

		505,967,163

Paper & Forest Products—1.2%
Louisiana-Pacific Corp. (a) (b)	1,008,700	13,708,233

Trading Companies & Distributors—0.2%
NOW, Inc. (a) (b)	87,000	2,645,670

Total Common Stocks (Cost $956,088,982)		1,047,511,856

Short-Term Investments—14.2%

Mutual Funds—14.2%
AIM STIT-STIC Prime Portfolio	52,030,931	52,030,931
State Street Navigator Securities Lending MET Portfolio (c)	106,608,038	106,608,038

Total Short-Term Investments (Cost $158,638,969)		158,638,969

Total Investments—108.2% (Cost $1,114,727,951) (d)		1,206,150,825
Other assets and liabilities (net)—(8.2)%		(91,681,060)

Net Assets—100.0%		$1,114,469,765

(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $102,886,136 and the collateral received consisted of cash in the amount of $106,608,038 and non-cash collateral with a value of $433,253. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,114,727,951. The aggregate unrealized appreciation and depreciation of investments were $176,107,914 and $(84,685,040), respectively, resulting in net unrealized appreciation of $91,422,874.

MSF-187

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$14,444,700	$—	$—	$14,444,700
Energy Equipment & Services	236,427,177	—	—	236,427,177
Food Products	8,687,000	—	—	8,687,000
Machinery	16,325,926	—	—	16,325,926
Metals & Mining	190,774,945	58,531,042	—	249,305,987
Oil, Gas & Consumable Fuels	480,915,707	25,051,456	—	505,967,163
Paper & Forest Products	13,708,233	—	—	13,708,233
Trading Companies & Distributors	2,645,670	—	—	2,645,670
Total Common Stocks	963,929,358	83,582,498	—	1,047,511,856
Total Short-Term Investments*	158,638,969	—	—	158,638,969
Total Investments	$1,122,568,327	$83,582,498	$—	$1,206,150,825

Collateral for securities loaned (Liability)	$—	$(106,608,038)	$—	$(106,608,038)

*	See Schedule of Investments for additional detailed categorizations.

MSF-188

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—44.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.1%
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. 5.250%, 02/15/22 (144A)	430,000	$429,463
5.625%, 02/15/24 (144A) (a)	430,000	431,075
WPP Finance 2010 5.125%, 09/07/42	240,000	245,423

		1,105,961

Aerospace/Defense—0.2%
Boeing Capital Corp. 4.700%, 10/27/19	350,000	390,029
Boeing Co. (The) 4.875%, 02/15/20	540,000	608,629
6.000%, 03/15/19	50,000	58,081
Raytheon Co. 3.125%, 10/15/20	30,000	30,770
TransDigm, Inc. 6.000%, 07/15/22 (144A)	1,310,000	1,293,625
Triumph Group, Inc. 5.250%, 06/01/22	350,000	344,750
United Technologies Corp. 4.500%, 06/01/42	360,000	376,696

		3,102,580

Agriculture—1.3%
Altria Group, Inc. 4.000%, 01/31/24 (a)	2,650,000	2,704,177
4.750%, 05/05/21	890,000	969,534
5.375%, 01/31/44 (a)	490,000	522,072
10.200%, 02/06/39	1,328,000	2,237,616
Imperial Tobacco Finance plc 2.050%, 02/11/18 (144A)	560,000	557,733
Lorillard Tobacco Co. 3.750%, 05/20/23 (a)	3,000,000	2,950,386
8.125%, 06/23/19	390,000	477,090
Philip Morris International, Inc. 2.500%, 08/22/22	2,910,000	2,779,213
Reynolds American, Inc. 3.250%, 11/01/22	270,000	260,519
4.850%, 09/15/23 (a)	2,960,000	3,152,758

		16,611,098

Airlines—0.3%
Delta Air Lines Pass-Through Trust 6.821%, 02/10/24 (a)	528,394	615,580
8.021%, 02/10/24 (a)	2,252,439	2,629,722
Northwest Airlines Pass-Through Trust 7.575%, 09/01/20	18,682	20,970
UAL Pass-Through Trust 9.750%, 07/15/18	64,756	73,174
United Airlines Pass Through Trust 4.625%, 03/03/24	840,000	835,800

		4,175,246

Auto Manufacturers—0.2%
Chrysler Group LLC / CG Co.-Issuer, Inc. 8.250%, 06/15/21	610,000	664,900
Ford Motor Co. 4.750%, 01/15/43	1,610,000	1,611,346

		2,276,246

Banks—7.3%
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR)	300,000	341,024
4.750%, 01/15/18 (EUR)	800,000	939,710
5.875%, 11/09/15 (EUR)	1,400,000	1,750,820
Bank of America Corp. 2.600%, 01/15/19	1,090,000	1,087,877
3.300%, 01/11/23	270,000	263,337
4.000%, 04/01/24 (a)	1,260,000	1,273,130
4.100%, 07/24/23	1,730,000	1,766,152
4.125%, 01/22/24	880,000	896,813
4.200%, 08/26/24	1,480,000	1,467,202
4.875%, 04/01/44	2,290,000	2,374,432
5.000%, 01/21/44	2,330,000	2,458,006
5.420%, 03/15/17	1,530,000	1,657,016
5.625%, 07/01/20	190,000	214,546
5.650%, 05/01/18	630,000	700,748
6.250%, 09/05/24 (b)	2,090,000	2,076,283
6.875%, 04/25/18	280,000	322,953
Barclays Bank plc 6.050%, 12/04/17 (144A)	140,000	155,619
10.179%, 06/12/21 (144A)	100,000	135,982
BPCE S.A. 5.150%, 07/21/24 (144A) (a)	420,000	432,815
CIT Group, Inc. 5.000%, 08/01/23	2,030,000	2,014,775
Citigroup, Inc. 4.050%, 07/30/22	3,470,000	3,514,531
5.300%, 05/06/44	4,460,000	4,634,194
5.350%, 05/15/23 (b)	560,000	523,600
5.500%, 09/13/25	990,000	1,078,119
5.900%, 02/15/23 (a) (b)	320,000	311,200
5.950%, 01/30/23 (b)	590,000	589,816
6.300%, 05/15/24 (b)	850,000	839,460
Commonwealth Bank of Australia 5.000%, 10/15/19 (144A)	320,000	357,165
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625%, 12/01/23	1,400,000	1,450,418
5.750%, 12/01/43	1,480,000	1,680,533
11.000%, 06/30/19 (144A) (b)	415,000	548,838
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	890,000	1,030,175
Goldman Sachs Capital II 4.000%, 10/31/14 (b)	3,490,000	2,654,145
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/18	1,240,000	1,252,872
2.900%, 07/19/18	410,000	419,965
4.000%, 03/03/24	3,780,000	3,807,140

MSF-189

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21	1,680,000	$1,862,451
6.150%, 04/01/18	30,000	33,827
6.250%, 02/01/41	210,000	254,357
6.750%, 10/01/37	400,000	477,515
7.500%, 02/15/19	20,000	23,848
HBOS plc 6.750%, 05/21/18 (144A)	240,000	271,477
HSBC Holdings plc 4.250%, 03/14/24 (a)	850,000	860,033
5.250%, 03/14/44	3,400,000	3,609,627
6.375%, 09/17/24 (a) (b)	1,290,000	1,288,388
ING Bank NV 5.800%, 09/25/23 (144A)	1,290,000	1,420,954
Intesa Sanpaolo S.p.A. 5.017%, 06/26/24 (144A)	4,820,000	4,696,300
JPMorgan Chase & Co. 3.375%, 05/01/23 (a)	780,000	747,192
3.625%, 05/13/24	6,390,000	6,347,372
4.350%, 08/15/21	160,000	171,025
4.500%, 01/24/22	160,000	171,428
M&T Bank Corp. 6.875%, 06/15/16	2,540,000	2,586,530
Nordea Bank AB 4.875%, 05/13/21 (144A)	950,000	1,020,101
Royal Bank of Scotland Group plc 5.125%, 05/28/24	820,000	805,700
6.000%, 12/19/23	460,000	482,236
6.100%, 06/10/23	780,000	823,597
6.125%, 12/15/22	790,000	836,166
7.648%, 09/30/31 (a) (b)	120,000	140,400
Royal Bank of Scotland NV 4.650%, 06/04/18	530,000	546,775
Royal Bank of Scotland plc 13.125%, 03/19/22 (AUD) (b)	1,580,000	1,627,556
Standard Chartered plc 5.700%, 03/26/44 (144A)	4,950,000	5,231,061
State Street Corp. 4.956%, 03/15/18	320,000	348,254
Wachovia Capital Trust III 5.570%, 10/31/14 (a) (b)	1,321,000	1,279,719
Wells Fargo & Co. 1.500%, 01/16/18	300,000	298,259
3.450%, 02/13/23	680,000	668,195
4.480%, 01/16/24	2,596,000	2,737,529
4.600%, 04/01/21	110,000	120,467
5.375%, 11/02/43	660,000	720,870
5.606%, 01/15/44	2,770,000	3,121,699
Wells Fargo Capital X 5.950%, 12/01/86	600,000	616,500

		93,268,819

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc. 3.700%, 02/01/24 (a)	1,900,000	1,910,705

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	280,000	264,584
5.000%, 04/15/20	260,000	290,248
5.375%, 01/15/20	1,110,000	1,252,289
Diageo Capital plc 2.625%, 04/29/23	2,000,000	1,904,768
Diageo Investment Corp. 2.875%, 05/11/22	670,000	656,821
Molson Coors Brewing Co. 3.500%, 05/01/22	60,000	60,286
PepsiCo, Inc. 4.000%, 03/05/42 (a)	670,000	636,327
7.900%, 11/01/18	76,000	93,344
Pernod-Ricard S.A. 4.450%, 01/15/22 (144A)	940,000	993,351
5.500%, 01/15/42 (144A)	1,130,000	1,246,928

		9,309,651

Biotechnology—0.3%
Amgen, Inc. 3.625%, 05/22/24	190,000	188,273
Celgene Corp. 3.625%, 05/15/24	250,000	247,334
Gilead Sciences, Inc. 3.700%, 04/01/24	3,060,000	3,125,603

		3,561,210

Building Materials—0.9%
Building Materials Corp. of America 7.500%, 03/15/20 (144A)	3,400,000	3,553,000
Cemex Finance LLC 9.375%, 10/12/22 (144A)	6,470,000	7,294,925
Hardwoods Acquisition, Inc. 7.500%, 08/01/21 (144A)	700,000	689,500

		11,537,425

Chemicals—0.3%
Alpek S.A. de C.V. 4.500%, 11/20/22 (144A) (a)	890,000	887,775
Braskem Finance, Ltd. 5.375%, 05/02/22 (144A)	1,980,000	1,955,250
Ecolab, Inc. 4.350%, 12/08/21	70,000	75,837
LyondellBasell Industries NV 5.000%, 04/15/19 (a)	1,190,000	1,313,636
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	40,000	44,497

		4,276,995

Coal—0.7%
Arch Coal, Inc. 7.000%, 06/15/19	210,000	111,825
9.875%, 06/15/19 (a)	1,110,000	643,800

MSF-190

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Coal—(Continued)
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 6.375%, 03/15/24	480,000	$463,200
CONSOL Energy, Inc. 5.875%, 04/15/22 (144A)	720,000	709,200
8.250%, 04/01/20	3,720,000	3,887,400
Murray Energy Corp. 9.500%, 12/05/20 (144A) (a)	1,690,000	1,859,000
Natural Resource Partners L.P. / NRP Finance Corp. 9.125%, 10/01/18 (a)	720,000	739,800
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.375%, 02/01/20 (144A)	340,000	357,000
Walter Energy, Inc. 9.500%, 10/15/19 (144A)	730,000	664,300

		9,435,525

Commercial Services—0.6%
Alliance Data Systems Corp. 5.375%, 08/01/22 (144A)	840,000	814,800
Ashtead Capital, Inc. 5.625%, 10/01/24 (144A)	2,420,000	2,432,100
Interactive Data Corp. 5.875%, 04/15/19 (144A)	540,000	531,900
NES Rentals Holdings, Inc. 7.875%, 05/01/18 (144A)	990,000	1,029,600
Service Corp. International 7.500%, 04/01/27 (a)	350,000	387,625
7.625%, 10/01/18	125,000	141,250
WEX, Inc. 4.750%, 02/01/23 (144A)	2,000,000	1,900,000

		7,237,275

Computers—0.2%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A) (a)	2,750,000	2,598,750

Cosmetics/Personal Care—0.0%
First Quality Finance Co., Inc. 4.625%, 05/15/21 (144A)	490,000	456,925

Diversified Financial Services—2.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.750%, 05/15/19 (144A)	1,080,000	1,047,600
American Express Co. 6.800%, 09/01/66 (b)	1,650,000	1,761,375
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19 (144A)	3,050,000	2,813,625
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	2,340,000	2,263,950
Ford Motor Credit Co. LLC 8.125%, 01/15/20	3,310,000	4,136,964

Diversified Financial Services—(Continued)
General Electric Capital Corp. 4.375%, 09/16/20	70,000	76,523
4.625%, 01/07/21	40,000	44,085
6.375%, 11/15/67 (b)	1,850,000	2,002,625
6.875%, 01/10/39	4,391,000	5,909,785
General Motors Financial Co., Inc. 2.750%, 05/15/16	30,000	30,225
4.375%, 09/25/21 (a)	1,140,000	1,165,650
Globe Luxembourg SCA 9.625%, 05/01/18 (144A)	1,500,000	1,590,000
ILFC E-Capital Trust II 6.250%, 12/21/65 (144A) (b)	330,000	323,400
International Lease Finance Corp. 6.250%, 05/15/19	1,150,000	1,232,225
6.750%, 09/01/16 (144A)	250,000	269,375
8.250%, 12/15/20 (a)	3,150,000	3,720,938
8.750%, 03/15/17 (a)	1,550,000	1,728,250
Navient LLC 8.000%, 03/25/20	150,000	168,188
TMX Finance LLC / TitleMax Finance Corp. 8.500%, 09/15/18 (144A)	560,000	557,200

		30,841,983

Electric—1.6%
AES Corp. 5.500%, 03/15/24	650,000	632,125
8.000%, 06/01/20	1,000,000	1,147,500
Calpine Corp. 7.875%, 01/15/23 (144A)	1,000,000	1,090,000
Centrais Eletricas Brasileiras S.A. 5.750%, 10/27/21 (144A) (a)	1,930,000	1,951,713
Dominion Resources, Inc. 8.875%, 01/15/19	70,000	88,086
Duke Energy Carolinas LLC 5.300%, 02/15/40	980,000	1,153,291
Dynegy Roseton LLC / Dynegy Danskammer LLC Pass-Through Trust 7.670%, 08/11/16 (c) (d)	500,000	0
Exelon Corp. 5.625%, 06/15/35	375,000	421,407
FirstEnergy Corp. 4.250%, 03/15/23 (a)	1,910,000	1,898,872
7.375%, 11/15/31	4,200,000	4,965,181
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,600,171
Pacific Gas & Electric Co. 6.050%, 03/01/34	430,000	530,024
8.250%, 10/15/18 (a)	210,000	258,152

		19,736,522

Electronics—0.4%
Rexel S.A. 5.250%, 06/15/20 (144A)	2,210,000	2,219,669
Sanmina Corp. 4.375%, 06/01/19 (144A)	2,320,000	2,273,600

MSF-191

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—(Continued)
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	200,000	$205,968

		4,699,237

Energy-Alternate Sources—0.1%
First Wind Capital LLC 10.250%, 06/01/18 (144A)	610,000	646,600

Engineering & Construction—0.8%
AECOM Technology Corp. 5.875%, 10/15/24 (144A)	1,240,000	1,247,750
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/24 (144A)	1,540,000	1,582,350
8.900%, 02/04/21 (a)	1,250,000	1,325,000
Michael Baker International LLC / CDL Acquisition Co., Inc. 8.250%, 10/15/18 (144A)	980,000	989,800
OAS Finance, Ltd. 8.000%, 07/02/21 (144A)	2,600,000	2,496,000
OAS Investments GmbH 8.250%, 10/19/19 (144A)	1,930,000	1,893,735
Odebrecht Offshore Drilling Finance, Ltd. 6.625%, 10/01/23 (144A) (a)	878,490	904,845

		10,439,480

Entertainment—0.1%
Greektown Holdings LLC/Greektown Mothership Corp. 8.875%, 03/15/19 (144A) (a)	540,000	537,300
Regal Entertainment Group 5.750%, 03/15/22	840,000	842,100

		1,379,400

Environmental Control—0.1%
Waste Management, Inc. 3.500%, 05/15/24	1,230,000	1,226,202
4.600%, 03/01/21	180,000	198,359
7.375%, 05/15/29	190,000	251,483

		1,676,044

Food—1.5%
Dole Food Co., Inc. 7.250%, 05/01/19 (144A) (a)	850,000	843,625
Hearthside Group Holdings LLC/Hearthside Finance Co. 6.500%, 05/01/22 (144A)	980,000	953,050
HJ Heinz Co. 4.250%, 10/15/20	1,060,000	1,053,375
Kraft Foods Group, Inc. 3.500%, 06/06/22	690,000	698,435
Kroger Co. (The) 6.900%, 04/15/38	300,000	384,535
Marfrig Holding Europe B.V. 6.875%, 06/24/19 (144A)	2,260,000	2,198,980
8.375%, 05/09/18 (a)	2,200,000	2,255,000

Food—(Continued)
Mondelez International, Inc. 4.000%, 02/01/24 (a)	1,830,000	1,875,144
5.375%, 02/10/20	534,000	605,425
Simmons Foods, Inc. 7.875%, 10/01/21 (144A)	1,280,000	1,267,200
Virgolino de Oliveira Finance S.A. 10.875%, 01/13/20 (144A) (a)	4,470,000	3,833,025
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	220,000	221,566
2.900%, 10/21/19 (144A)	790,000	801,101
3.375%, 10/21/20 (144A)	1,480,000	1,502,042

		18,492,503

Forest Products & Paper—0.7%
Appvion, Inc. 9.000%, 06/01/20 (144A)	2,060,000	1,702,075
Fibria Overseas Finance, Ltd. 5.250%, 05/12/24 (a)	3,720,000	3,668,850
Klabin Finance S.A. 5.250%, 07/16/24 (144A) (a)	1,980,000	1,936,044
Resolute Forest Products, Inc. 5.875%, 05/15/23 (a)	1,900,000	1,756,312
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	313,500

		9,376,781

Healthcare-Products—0.5%
ConvaTec Finance International S.A. 8.250%, 01/15/19 (144A) (e)	1,280,000	1,302,400
DJO Finance LLC / DJO Finance Corp. 9.750%, 10/15/17	560,000	568,400
9.875%, 04/15/18	2,145,000	2,246,887
Medtronic, Inc. 3.125%, 03/15/22	60,000	59,771
4.450%, 03/15/20	340,000	373,983
Teleflex, Inc. 5.250%, 06/15/24 (144A)	470,000	460,600
Universal Hospital Services, Inc. 7.625%, 08/15/20	1,010,000	949,400

		5,961,441

Healthcare-Services—1.2%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	860,000	838,500
Centene Corp. 4.750%, 05/15/22	960,000	962,400
DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	730,000	717,225
Fresenius Medical Care U.S. Finance, Inc. 6.500%, 09/15/18 (144A) (a)	3,709,000	4,070,627
HCA, Inc. 5.000%, 03/15/24	1,840,000	1,810,100
7.500%, 02/15/22	360,000	405,000

MSF-192

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Humana, Inc. 3.150%, 12/01/22	190,000	$185,470
7.200%, 06/15/18	320,000	377,317
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	271,000	314,063
UnitedHealth Group, Inc. 2.875%, 03/15/23 (a)	1,700,000	1,659,632
5.700%, 10/15/40	10,000	12,066
5.800%, 03/15/36 (a)	10,000	12,241
6.000%, 02/15/18	900,000	1,022,962
WellPoint, Inc. 3.125%, 05/15/22	2,170,000	2,143,437
3.700%, 08/15/21	130,000	134,204
7.000%, 02/15/19	170,000	202,546

		14,867,790

Holding Companies-Diversified—0.5%
DH Services Luxembourg S.a.r.l. 7.750%, 12/15/20 (144A)	5,670,000	5,953,500

Home Builders—0.6%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	1,180,000	1,150,500
7.750%, 04/15/20 (144A)	3,252,000	3,479,640
William Lyon Homes, Inc. 8.500%, 11/15/20	2,430,000	2,624,400
WLH PNW Finance Corp. 7.000%, 08/15/22 (144A)	650,000	658,125

		7,912,665

Household Products/Wares—0.3%
Century Intermediate Holding Co. 2 9.750%, 02/15/19 (144A) (e)	1,280,000	1,347,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.875%, 02/15/21	480,000	506,400
9.000%, 04/15/19	1,710,000	1,780,538

		3,634,138

Insurance—0.2%
American International Group, Inc. 6.250%, 03/15/87	620,000	694,313
Teachers Insurance & Annuity Association of America 6.850%, 12/16/39 (144A)	700,000	901,813
Voya Financial, Inc. 2.900%, 02/15/18	300,000	308,634

		1,904,760

Internet—0.3%
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	3,480,000	3,654,000

Iron/Steel—0.6%
ArcelorMittal 5.000%, 02/25/17	380,000	393,262
Cliffs Natural Resources, Inc. 4.200%, 01/15/18 (a)	1,330,000	1,143,800
4.800%, 10/01/20 (a)	420,000	325,500
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.000%, 10/15/17	2,120,000	2,236,600
Steel Dynamics, Inc. 7.625%, 03/15/20	3,710,000	3,895,500

		7,994,662

Leisure Time—0.0%
24 Hour Holdings III LLC 8.000%, 06/01/22 (144A) (a)	360,000	333,000

Lodging—0.4%
Caesars Entertainment Operating Co., Inc. 9.000%, 02/15/20 (a)	470,000	359,550
11.250%, 06/01/17	1,210,000	939,263
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property 11.000%, 10/01/21 (144A)	670,000	628,125
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21 (144A)	1,800,000	1,854,000
MGM Resorts International 6.625%, 12/15/21	1,020,000	1,076,100

		4,857,038

Machinery-Diversified—0.0%
John Deere Capital Corp. 2.250%, 04/17/19	310,000	312,515

Media—2.2%
21st Century Fox America, Inc. 6.200%, 12/15/34	10,000	12,143
6.650%, 11/15/37	70,000	87,744
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 04/30/21 (a)	1,740,000	1,813,950
7.000%, 01/15/19	90,000	93,488
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	230,000	330,316
Comcast Corp. 5.650%, 06/15/35	10,000	11,755
5.875%, 02/15/18	150,000	170,099
6.500%, 11/15/35	490,000	637,432
6.550%, 07/01/39	390,000	509,669
6.950%, 08/15/37	250,000	334,967
CSC Holdings LLC 6.750%, 11/15/21	2,010,000	2,141,052
DISH DBS Corp. 5.000%, 03/15/23	1,285,000	1,232,797
5.875%, 07/15/22	470,000	479,400
6.625%, 10/01/14	90,000	90,000
6.750%, 06/01/21	75,000	80,625

MSF-193

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Gannett Co., Inc. 4.875%, 09/15/21 (144A)	490,000	$474,075
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	4,260,000	4,473,000
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,480,000	1,460,412
NBCUniversal Media LLC 4.375%, 04/01/21	470,000	511,995
Numericable Group S.A. 6.000%, 05/15/22 (144A)	570,000	574,275
Time Warner Cable, Inc. 4.125%, 02/15/21	10,000	10,583
5.500%, 09/01/41	330,000	371,474
5.875%, 11/15/40	10,000	11,766
6.750%, 06/15/39	170,000	218,402
8.250%, 04/01/19	850,000	1,058,652
8.750%, 02/14/19	80,000	100,705
Time Warner, Inc. 7.625%, 04/15/31	1,300,000	1,754,702
7.700%, 05/01/32	1,410,000	1,940,439
UBM plc 5.750%, 11/03/20 (144A)	50,000	54,061
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A) (a)	3,000,000	3,030,000
Univision Communications, Inc. 6.875%, 05/15/19 (144A)	1,000,000	1,042,500
7.875%, 11/01/20 (144A)	2,700,000	2,892,375
Viacom, Inc. 4.250%, 09/01/23 (a)	600,000	618,084

		28,622,937

Mining—1.9%
Barminco Finance Pty, Ltd. 9.000%, 06/01/18 (144A) (a)	630,000	544,950
Barrick Gold Corp. 3.850%, 04/01/22	280,000	269,352
4.100%, 05/01/23 (a)	1,200,000	1,153,074
6.950%, 04/01/19	380,000	441,321
Barrick North America Finance LLC 4.400%, 05/30/21	400,000	405,100
BHP Billiton Finance USA, Ltd. 3.250%, 11/21/21	590,000	602,145
5.000%, 09/30/43	750,000	822,769
FMG Resources (August 2006) Pty, Ltd. 6.000%, 04/01/17 (144A) (a)	1,620,000	1,632,150
6.875%, 04/01/22 (144A) (a)	2,320,000	2,360,600
8.250%, 11/01/19 (144A) (a)	3,000,000	3,101,250
Freeport-McMoRan, Inc. 3.100%, 03/15/20	930,000	922,712
3.550%, 03/01/22 (a)	515,000	503,230
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (f)	1,000,000	145,000
Rio Tinto Finance USA plc 2.250%, 12/14/18	240,000	240,975

Mining—(Continued)
Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	10,000	10,134
2.500%, 05/20/16	70,000	71,817
3.500%, 11/02/20	100,000	103,595
4.125%, 05/20/21	130,000	139,071
6.500%, 07/15/18	230,000	266,268
9.000%, 05/01/19	530,000	678,708
St Barbara, Ltd. 8.875%, 04/15/18 (144A)	980,000	823,200
Thompson Creek Metals Co., Inc. 9.750%, 12/01/17 (a)	2,060,000	2,240,250
Vedanta Resources plc 6.750%, 06/07/16 (144A) (a)	2,960,000	3,089,796
8.250%, 06/07/21 (a)	1,120,000	1,234,800
Xstrata Finance Canada, Ltd. 2.050%, 10/23/15 (144A)	1,440,000	1,456,095
2.700%, 10/25/17 (144A)	720,000	732,013

		23,990,375

Miscellaneous Manufacturing—0.3%
Eaton Corp. 2.750%, 11/02/22	3,510,000	3,384,216
General Electric Co. 4.500%, 03/11/44	380,000	393,963

		3,778,179

Oil & Gas—5.9%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	108,346
Antero Resources Corp. 5.125%, 12/01/22 (144A)	1,200,000	1,167,000
Apache Corp. 3.250%, 04/15/22 (a)	774,000	775,622
Baytex Energy Corp. 5.625%, 06/01/24 (144A)	330,000	316,800
BP Capital Markets plc 3.245%, 05/06/22	800,000	793,982
3.561%, 11/01/21	100,000	102,826
California Resources Corp. 6.000%, 11/15/24 (144A)	1,040,000	1,068,600
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 7.625%, 01/15/22	780,000	791,700
9.625%, 08/01/20 (a)	1,155,000	1,270,500
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20	2,100,000	2,184,000
Chesapeake Energy Corp. 5.750%, 03/15/23 (a)	3,300,000	3,514,500
Cimarex Energy Co. 4.375%, 06/01/24	710,000	715,325
Concho Resources, Inc. 6.500%, 01/15/22	1,400,000	1,487,500
ConocoPhillips Holding Co. 6.950%, 04/15/29	495,000	660,767

MSF-194

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Continental Resources, Inc. 3.800%, 06/01/24 (a)	200,000	$195,903
4.500%, 04/15/23	580,000	600,798
7.125%, 04/01/21	1,090,000	1,208,537
Devon Energy Corp. 3.250%, 05/15/22	280,000	277,980
Devon Financing Corp. LLC 7.875%, 09/30/31	140,000	195,619
Ecopetrol S.A. 5.875%, 09/18/23	441,000	486,754
5.875%, 05/28/45 (a)	950,000	961,875
EXCO Resources, Inc. 8.500%, 04/15/22	630,000	598,500
Gulfport Energy Corp. 7.750%, 11/01/20 (144A)	290,000	302,325
Halcon Resources Corp. 8.875%, 05/15/21	4,240,000	4,176,400
Hercules Offshore, Inc. 6.750%, 04/01/22 (144A)	40,000	31,300
7.500%, 10/01/21 (144A) (a)	140,000	112,700
8.750%, 07/15/21 (144A)	490,000	426,300
Hess Corp. 7.875%, 10/01/29	150,000	203,627
8.125%, 02/15/19	90,000	110,946
KCA Deutag UK Finance plc 7.250%, 05/15/21 (144A)	1,430,000	1,358,500
Kerr-McGee Corp. 6.950%, 07/01/24	360,000	453,019
7.875%, 09/15/31	405,000	560,870
Kodiak Oil & Gas Corp. 8.125%, 12/01/19 (a)	3,250,000	3,485,625
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 05/15/19	1,380,000	1,352,400
Magnum Hunter Resources Corp. 9.750%, 05/15/20	1,740,000	1,840,050
MEG Energy Corp. 6.375%, 01/30/23 (144A)	3,600,000	3,631,500
6.500%, 03/15/21 (144A)	290,000	297,250
Murphy Oil USA, Inc. 6.000%, 08/15/23	1,150,000	1,198,875
Occidental Petroleum Corp. 2.700%, 02/15/23	520,000	499,081
3.125%, 02/15/22	310,000	312,115
Pacific Drilling V, Ltd. 7.250%, 12/01/17 (144A)	2,000,000	2,005,000
Pacific Rubiales Energy Corp. 5.375%, 01/26/19 (144A)	1,660,000	1,684,900
Parker Drilling Co. 6.750%, 07/15/22 (144A)	830,000	834,150
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	1,000,000	1,031,250
Petrobras International Finance Co. 5.375%, 01/27/21	6,020,000	6,085,136
5.750%, 01/20/20	513,000	539,784

Oil & Gas—(Continued)
Plains Exploration & Production Co. 6.500%, 11/15/20	163,000	178,505
8.625%, 10/15/19	205,000	215,014
Puma International Financing S.A. 6.750%, 02/01/21 (144A)	2,050,000	2,101,762
QEP Resources, Inc. 5.250%, 05/01/23	2,650,000	2,570,500
6.875%, 03/01/21	2,130,000	2,311,050
Quicksilver Resources, Inc. 11.000%, 07/01/21 (a)	1,140,000	752,400
Range Resources Corp. 5.000%, 08/15/22	870,000	889,575
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (a)	1,860,000	2,030,436
Rice Energy, Inc. 6.250%, 05/01/22 (144A) (a)	1,120,000	1,092,000
Samson Investment Co. 9.750%, 02/15/20	3,750,000	3,403,125
Sanchez Energy Corp. 6.125%, 01/15/23 (144A)	1,450,000	1,435,935
7.750%, 06/15/21	1,500,000	1,605,000
SandRidge Energy, Inc. 7.500%, 02/15/23	200,000	194,250
Sidewinder Drilling, Inc. 9.750%, 11/15/19 (144A)	2,000,000	2,000,000
Sinopec Group Overseas Development 2012, Ltd. 2.750%, 05/17/17 (144A)	690,000	707,181
Teine Energy, Ltd. 6.875%, 09/30/22 (144A)	390,000	382,687
Transocean, Inc. 6.375%, 12/15/21 (a)	60,000	63,821
Triangle USA Petroleum Corp. 6.750%, 07/15/22 (144A)	300,000	292,875
Ultra Petroleum Corp. 5.750%, 12/15/18 (144A)	780,000	783,900

		75,026,553

Oil & Gas Services—1.0%
Baker Hughes, Inc. 3.200%, 08/15/21	480,000	490,422
CGG S.A. 6.500%, 06/01/21 (a)	2,840,000	2,485,000
7.750%, 05/15/17	187,000	187,935
Exterran Holdings, Inc. 7.250%, 12/01/18	1,780,000	1,851,200
FTS International, Inc. 6.250%, 05/01/22 (144A)	1,770,000	1,739,025
Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,080,000	2,007,200
Hiland Partners L.P. / Hiland Partner Finance Corp. 7.250%, 10/01/20 (144A)	520,000	551,200
Key Energy Services, Inc. 6.750%, 03/01/21	2,150,000	2,069,375

MSF-195

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
SESI LLC 7.125%, 12/15/21	1,050,000	$1,160,250

		12,541,607

Packaging & Containers—0.7%
Ardagh Finance Holdings S.A. 8.625%, 06/15/19 (144A) (a) (e)	720,000	723,600
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A)	3,425,000	3,707,562
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 9.125%, 10/15/20 (144A)	540,000	581,850
Ball Corp. 5.750%, 05/15/21 (a)	930,000	963,713
Pactiv LLC 8.375%, 04/15/27 (a)	2,050,000	2,173,000
Rock Tenn Co. 3.500%, 03/01/20	230,000	233,838
4.000%, 03/01/23 (a)	210,000	213,179

		8,596,742

Pharmaceuticals—0.4%
AbbVie, Inc. 2.900%, 11/06/22	590,000	564,113
GlaxoSmithKline Capital plc 2.850%, 05/08/22	590,000	578,396
JLL/Delta Dutch Newco B.V. 7.500%, 02/01/22 (144A)	830,000	838,196
Lantheus Medical Imaging, Inc. 9.750%, 05/15/17 (a)	2,510,000	2,491,175
Pfizer, Inc. 6.200%, 03/15/19	270,000	315,545
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21	50,000	50,820
Wyeth LLC 5.950%, 04/01/37	290,000	355,477
Zoetis, Inc. 3.250%, 02/01/23 (a)	240,000	234,708

		5,428,430

Pipelines—1.4%
Access Midstream Partners L.P. / ACMP Finance Corp. 4.875%, 05/15/23	3,400,000	3,489,250
Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 5.875%, 08/01/23 (a)	3,290,000	3,215,975
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	190,000	251,170
Enterprise Products Operating LLC 5.700%, 02/15/42	200,000	227,109
Kinder Morgan, Inc. 5.625%, 11/15/23 (144A) (a)	3,180,000	3,378,750
7.800%, 08/01/31	67,000	81,070

Pipelines—(Continued)
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.250%, 06/15/22	970,000	1,020,925
6.500%, 08/15/21 (a)	910,000	957,775
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	570,000	561,450
5.875%, 03/01/22	1,200,000	1,248,000
6.500%, 07/15/21	360,000	378,000
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	820,000	842,550
Southern Natural Gas Co. LLC 5.900%, 04/01/17 (144A)	10,000	11,039
8.000%, 03/01/32	25,000	31,766
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.250%, 11/15/23	1,580,000	1,516,800
Williams Cos., Inc. (The) 7.500%, 01/15/31	45,000	52,183
7.750%, 06/15/31	14,000	16,853
7.875%, 09/01/21 (a)	436,000	525,197
8.750%, 03/15/32	255,000	323,593

		18,129,455

Real Estate—0.4%
Country Garden Holdings Co., Ltd. 11.125%, 02/23/18 (a)	324,000	349,531
Howard Hughes Corp. (The) 6.875%, 10/01/21 (144A)	1,350,000	1,393,875
Yuzhou Properties Co., Ltd. 8.750%, 10/04/18	3,100,000	3,084,500

		4,827,906

Real Estate Investment Trusts—0.2%
CTR Partnership L.P. / CareTrust Capital Corp. 5.875%, 06/01/21 (144A)	1,830,000	1,830,000
Geo Group, Inc. (The) 5.875%, 10/15/24	870,000	872,175

		2,702,175

Retail—1.0%
BC ULC / New Red Finance, Inc. 6.000%, 04/01/22 (144A)	1,960,000	1,947,750
CST Brands, Inc. 5.000%, 05/01/23	340,000	331,500
CVS Health Corp. 2.750%, 12/01/22	2,490,000	2,375,814
CVS Pass-Through Trust 6.943%, 01/10/30	727,874	886,036
Dufry Finance SCA 5.500%, 10/15/20 (144A)	2,130,000	2,225,850
First Cash Financial Services, Inc. 6.750%, 04/01/21	370,000	384,800

MSF-196

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Group 1 Automotive, Inc. 5.000%, 06/01/22 (144A)	610,000	$590,175
Guitar Center, Inc. 9.625%, 04/15/20 (144A) (a)	1,940,000	1,488,950
L Brands, Inc. 6.950%, 03/01/33	60,000	61,800
Neiman Marcus Group, Ltd. LLC 8.750%, 10/15/21 (144A) (e)	1,250,000	1,315,625
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.500%, 06/01/24	1,570,000	1,499,350

		13,107,650

Software—0.3%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	680,000	707,200
6.125%, 09/15/23 (144A)	580,000	616,250
First Data Corp. 8.250%, 01/15/21 (144A)	1,070,000	1,134,200
11.750%, 08/15/21	650,000	752,375

		3,210,025

Technology Hardware, Storage & Peripherals—0.1%
Zabra Technologies Corp. 7.250%, 10/15/22 (144A)	1,230,000	1,230,000

Telecommunications—3.1%
AT&T, Inc. 4.350%, 06/15/45	1,480,000	1,360,345
4.450%, 05/15/21	300,000	324,839
5.500%, 02/01/18	170,000	190,120
CenturyLink, Inc. 6.750%, 12/01/23 (a)	1,290,000	1,383,525
Hughes Satellite Systems Corp. 7.625%, 06/15/21	1,500,000	1,635,000
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21	1,000,000	1,067,500
Level 3 Financing, Inc. 6.125%, 01/15/21 (144A)	1,380,000	1,421,400
Rogers Communications, Inc. 6.800%, 08/15/18	280,000	327,836
Sprint Capital Corp. 6.875%, 11/15/28	5,290,000	5,051,950
8.750%, 03/15/32	2,520,000	2,749,950
Sprint Corp. 7.875%, 09/15/23 (144A)	3,160,000	3,349,600
T-Mobile USA, Inc. 6.000%, 03/01/23	1,200,000	1,198,500
6.125%, 01/15/22	880,000	884,400
Telecom Italia Capital S.A. 7.175%, 06/18/19	40,000	45,200
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	140,000	153,883
5.877%, 07/15/19 (a)	140,000	160,062

Telecommunications—(Continued)
tw telecom holdings, Inc. 6.375%, 09/01/23 (a)	1,240,000	1,388,800
Verizon Communications, Inc. 2.450%, 11/01/22	390,000	361,977
3.450%, 03/15/21	250,000	253,731
4.150%, 03/15/24 (a)	540,000	557,576
4.862%, 08/21/46 (144A)	2,249,000	2,255,367
5.012%, 08/21/54 (144A)	128,000	128,607
5.150%, 09/15/23	4,330,000	4,794,908
6.350%, 04/01/19	980,000	1,139,776
6.400%, 09/15/33	2,166,000	2,638,660
6.550%, 09/15/43	439,000	548,483
West Corp. 5.375%, 07/15/22 (144A)	1,570,000	1,448,325
Windstream Corp. 7.500%, 04/01/23 (a)	2,000,000	2,050,000

		38,870,320

Transportation—0.6%
CMA CGM S.A. 8.500%, 04/15/17 (144A) (a)	1,500,000	1,545,000
Dynagas LNG Partners L.P. / Dynagas Finance, Inc. 6.250%, 10/30/19	330,000	330,000
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	2,080,000	2,121,600
9.750%, 05/01/20 (144A) (a)	1,240,000	1,258,600
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	980,000	945,700
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	1,280,000	1,286,400
XPO Logistics, Inc. 7.875%, 09/01/19 (144A)	700,000	722,750

		8,210,050

Trucking & Leasing—0.0%
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	550,000	550,000

Total Corporate Bonds & Notes (Cost $570,036,096)		572,450,169

Mortgage-Backed Securities—24.0%

Collateralized Mortgage Obligations—17.3%
American Home Mortgage Assets Trust 0.345%, 12/25/46 (b)	4,360,744	3,056,288
American Home Mortgage Investment Trust 0.375%, 06/25/45 (b)	888,572	844,167
0.735%, 11/25/45 (b)	806,250	701,118
Banc of America Funding Trust 0.324%, 05/20/36 (b)	583,203	566,685
Banc of America Mortgage Securities, Inc. 4.934%, 12/25/34 (b)	13,245	12,952

MSF-197

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Mortgage Trust 2.686%, 09/25/35 (b)	224,807	$213,427
BCAP LLC 2.926%, 05/26/47 (144A) (b)	8,660,710	6,175,303
Bear Stearns Adjustable Rate Mortgage Trust 2.664%, 10/25/35 (b)	2,206,483	2,196,982
Bear Stearns Asset Backed Securities I Trust 0.385%, 04/25/36 (b)	1,126,629	1,015,983
32.914%, 07/25/36 (b)	1,090,908	1,683,537
BLCP Hotel Trust 5.881%, 08/15/29 (144A) (b)	12,000,000	11,937,612
Citigroup Mortgage Loan Trust, Inc. 2.819%, 12/25/35 (b)	2,680,407	2,353,113
CitiMortgage Alternative Loan Trust 34.728%, 07/25/37 (b)	2,553,685	4,477,128
Countrywide Alternative Loan Trust 0.384%, 07/20/35 (b)	2,807,908	2,443,714
0.425%, 01/25/36 (b)	376,639	336,548
0.455%, 12/25/35 (b)	5,858,334	4,992,303
5.500%, 10/25/33	15,402	16,502
5.500%, 02/25/35	4,161,848	4,199,837
5.750%, 01/25/37	4,599,519	3,983,114
6.000%, 01/25/37	5,164,454	4,653,328
16.600%, 06/25/35 (b)	3,480,433	4,270,174
22.337%, 02/25/36 (b)	3,288,230	4,493,604
27.982%, 07/25/36 (b)	5,402,890	8,502,793
38.073%, 08/25/37 (b)	5,288,034	9,656,587
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37	11,302,385	8,860,105
Countrywide Home Loan Mortgage Pass-Through Trust 2.383%, 11/25/34 (b)	154,626	131,684
Countrywide Home Loan Reperforming Loan REMIC Trust 0.515%, 03/25/35 (144A) (b)	958,616	854,509
0.575%, 11/25/34 (144A) (b)	126,557	111,158
Credit Suisse Mortgage Backed Trust 29.675%, 02/25/36 (b)	3,300,733	4,864,647
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.823%, 08/25/35 (b)	74,413	59,710
DSLA Mortgage Loan Trust 0.363%, 03/19/45 (b)	250,258	227,106
1.035%, 03/19/46 (b)	1,917,364	1,493,096
Fannie Mae Connecticut Avenue Securities 3.155%, 07/25/24 (b)	8,670,000	8,197,095
5.405%, 10/25/23 (b)	2,780,000	3,140,066
GreenPoint MTA Trust 0.375%, 06/25/45 (b)	2,224,139	1,976,485
GSMPS Mortgage Loan Trust 0.505%, 09/25/35 (144A) (b)	4,535,705	3,877,035
0.555%, 04/25/36 (144A) (b)	1,200,206	1,011,668
GSR Mortgage Loan Trust 2.674%, 10/25/35 (b)	577,733	515,881

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust 0.403%, 01/19/36 (b)	1,381,248	963,669
0.953%, 11/19/34 (b)	2,777,179	2,329,960
1.155%, 10/25/37 (b)	2,420,685	2,171,117
Impac Secured Assets CMN Owner Trust 0.475%, 03/25/36 (b)	1,311,707	956,435
Impac Secured Assets Trust 0.505%, 08/25/36 (b)	160,933	158,681
IndyMac INDX Mortgage Loan Trust 0.875%, 01/25/35 (b)	1,505,150	1,197,103
2.477%, 03/25/35 (b)	865,698	863,968
4.375%, 08/25/37 (b)	2,458,898	2,041,207
JP Morgan Alternative Loan Trust 0.435%, 04/25/47 (b)	5,569,187	5,102,645
JPMorgan Mortgage Trust 6.500%, 01/25/36	160,168	136,484
Lehman Mortgage Trust 6.476%, 02/25/37 (b) (g)	10,771,838	2,899,563
Lehman XS Trust 0.315%, 03/25/47 (b)	4,369,142	3,314,269
0.355%, 08/25/46 (b)	3,955,349	3,371,310
Luminent Mortgage Trust 0.345%, 05/25/46 (b)	1,685,968	1,368,054
MASTR Adjustable Rate Mortgages Trust 2.568%, 11/25/35 (144A) (b)	95,366	69,870
MASTR Seasoned Securitization Trust 3.248%, 10/25/32 (b)	278,310	273,634
Merrill Lynch Mortgage Investors Trust 2.431%, 08/25/33 (b)	1,401,533	1,294,285
2.578%, 05/25/34 (b)	184,783	184,917
Morgan Stanley Mortgage Loan Trust 0.475%, 01/25/35 (b)	1,788,655	1,700,900
2.836%, 03/25/36 (b)	227,879	194,560
Nomura Resecuritization Trust 2.403%, 08/26/34 (144A) (b)	3,321,513	2,732,360
NovaStar Mortgage Funding Trust 0.345%, 09/25/46 (b)	1,405,207	1,199,378
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 0.725%, 02/25/35 (b)	5,000,000	4,782,120
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	2,181,172	2,270,240
6.000%, 05/25/35 (144A)	3,480,619	3,515,293
RBSGC Mortgage Loan Trust 0.605%, 01/25/37 (b)	1,428,464	998,742
Residential Accredit Loans, Inc. Trust 0.335%, 12/25/36 (b)	3,166,125	2,361,429
0.345%, 05/25/47 (b)	2,184,416	1,811,116
0.355%, 05/25/47 (b)	4,265,757	3,540,284
0.365%, 04/25/46 (b)	2,149,024	1,065,415
0.415%, 04/25/46 (b)	1,115,051	560,254
0.485%, 04/25/46 (b)	1,560,688	774,651
1.410%, 11/25/37 (b)	7,015,520	4,551,172
Residential Asset Securitization Trust 5.750%, 02/25/36	4,095,321	3,869,550
6.396%, 12/25/36 (b) (g)	17,041,353	4,485,540

MSF-198

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 1.000%, 06/20/33 (b)	219,026	$214,930
Structured Adjustable Rate Mortgage Loan Trust 0.475%, 10/25/35 (b)	135,277	115,476
0.800%, 04/25/35 (b)	5,431,609	4,620,143
1.655%, 09/25/37 (b)	6,181,330	5,672,656
2.373%, 01/25/35 (b)	1,071,710	1,069,912
2.618%, 09/25/35 (b)	1,275,774	1,092,963
Structured Agency Credit Risk Debt Notes 4.655%, 02/25/24 (b)	2,210,000	2,305,010
Structured Asset Mortgage Investments II Trust 0.365%, 05/25/46 (b)	321,677	249,441
0.435%, 02/25/36 (b)	6,256,219	4,993,657
2.520%, 08/25/35 (b)	160,045	159,146
Structured Asset Securities Corp. Trust 0.505%, 03/25/35 (b)	4,271,477	3,445,527
WaMu Mortgage Pass-Through Certificates Trust 0.425%, 12/25/45 (b)	1,127,267	1,074,466
0.445%, 07/25/45 (b)	32,581	31,072
0.445%, 10/25/45 (b)	1,043,350	997,061
0.925%, 07/25/47 (b)	281,941	94,735
2.091%, 09/25/36 (b)	1,530,318	1,353,591
2.431%, 10/25/34 (b)	1,391,909	1,398,967
6.526%, 04/25/37 (b) (g)	17,604,439	4,659,825
Wells Fargo Mortgage Backed Securities Trust 2.600%, 06/25/35 (b)	118,127	118,966
2.606%, 10/25/35 (b)	147,728	148,817
2.610%, 04/25/36 (b)	199,763	195,756

		221,225,336

Commercial Mortgage-Backed Securities—6.7%
Americold 2010 LLC Trust 4.954%, 01/14/29 (144A)	500,000	544,395
Banc of America Commercial Mortgage Trust 5.448%, 09/10/47	150,000	160,739
Bear Stearns Commercial Mortgage Securities Trust 6.357%, 06/11/50 (b)	1,040,000	1,009,373
CD Mortgage Trust 5.527%, 01/15/46 (b)	100,000	105,063
Citigroup Commercial Mortgage Trust 6.339%, 12/10/49 (b)	2,970,000	2,984,372
COBALT CMBS Commercial Mortgage Trust 5.526%, 04/15/47 (b)	295,000	320,048
5.970%, 05/15/46 (b)	3,260,000	3,328,630
Commercial Mortgage Pass-Through Certificates 4.046%, 10/10/46	320,000	337,299
4.300%, 10/10/46	340,000	357,013
4.715%, 10/10/46 (b)	710,000	770,919
4.762%, 10/10/46 (b)	150,000	159,857
5.255%, 10/10/46 (b)	70,000	74,256
5.377%, 12/10/46	6,299,000	6,291,851

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Commercial Mortgage Trust 5.373%, 12/15/39	1,360,209	1,308,986
5.615%, 01/15/49 (b)	140,000	151,578
5.749%, 01/15/49 (b)	950,000	946,724
CSMC Trust 4.373%, 09/15/37 (144A)	1,620,000	1,468,773
DBUBS Mortgage Trust 1.552%, 08/10/44 (144A) (b) (g)	3,570,959	87,274
3.750%, 08/10/44 (144A)	5,180,000	3,135,519
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (b)	3,180,000	3,096,229
Greenwich Capital Commercial Funding Corp. 6.014%, 07/10/38 (b)	560,000	598,124
GS Mortgage Securities Corp. II 4.271%, 11/10/46	620,000	662,849
4.649%, 11/10/46	680,000	734,360
5.161%, 11/10/46	550,000	598,537
GS Mortgage Securities Trust 1.865%, 08/10/44 (144A) (b) (g)	1,361,290	84,604
5.622%, 11/10/39	2,350,143	2,411,430
5.757%, 04/10/38 (b)	1,270,000	1,273,622
JPMBB Commercial Mortgage Securities Trust 4.420%, 11/15/45	750,000	794,551
5.251%, 11/15/45 (b)	310,000	329,779
JPMorgan Chase Commercial Mortgage Securities Trust 1.074%, 06/15/19	3,880,000	3,920,569
3.754%, 06/15/29 (144A) (b)	3,540,000	3,532,941
5.386%, 05/15/47 (b)	2,280,000	2,035,226
5.411%, 05/15/47	2,360,000	2,020,191
5.502%, 06/12/47 (b)	3,310,000	3,277,833
5.593%, 05/12/45	130,000	139,823
6.082%, 02/12/51 (b)	30,000	33,310
LB-UBS Commercial Mortgage Trust 6.331%, 07/15/40 (b)	1,210,000	1,253,057
6.370%, 09/15/45 (b)	230,000	258,622
6.456%, 09/15/45 (b)	1,100,000	1,053,328
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (b)	1,318,000	1,268,277
5.485%, 07/12/46 (b)	2,500,000	2,553,430
5.485%, 03/12/51 (b)	1,650,000	1,788,753
6.079%, 08/12/49 (b)	235,000	257,408
6.193%, 09/12/49 (b)	3,590,000	3,494,685
6.222%, 09/12/49 (b)	5,780,000	5,612,542
Morgan Stanley Bank of America Merrill Lynch Trust 2.021%, 08/15/45 (144A) (b) (g)	3,060,278	264,647
2.918%, 02/15/46	260,000	253,500
3.456%, 05/15/46	510,000	508,216
Morgan Stanley Capital I Trust 5.399%, 12/15/43	3,876,053	3,565,221
6.105%, 06/11/49 (b)	2,510,000	2,370,005
PFP III, Ltd. 4.254%, 06/14/31 (144A) (b)	1,280,000	1,289,827
UBS-Barclays Commercial Mortgage Trust 3.317%, 12/10/45 (144A)	60,000	59,177

MSF-199

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 0.354%, 12/15/43 (144A) (b)	646,000	$627,207
5.383%, 12/15/43	360,000	385,220
5.413%, 12/15/43 (b)	1,613,290	1,662,329
5.734%, 01/15/45 (144A) (b)	6,466,500	6,000,201
5.825%, 07/15/45 (b)	1,720,000	1,748,755
WF-RBS Commercial Mortgage Trust 1.276%, 02/15/44 (144A) (b) (g)	4,386,315	141,217

		85,502,271

Total Mortgage-Backed Securities (Cost $299,694,648)		306,727,607

Foreign Government—9.5%

Regional Government—0.2%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	2,074,376

Sovereign—9.3%
Argentina Boden Bond 7.000%, 10/03/15	7,565,000	6,775,088
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	68,271,000	26,696,265
Hungary Government International Bond 5.750%, 11/22/23	2,424,000	2,627,010
Indonesia Government International Bonds 3.750%, 04/25/22	430,000	414,950
3.750%, 04/25/22 (144A)	280,000	270,200
4.875%, 05/05/21	400,000	416,000
5.875%, 03/13/20	300,000	328,875
5.875%, 01/15/24 (144A)	887,000	977,917
Japan Bank for International Cooperation 2.875%, 02/02/15	1,580,000	1,593,904
Mexican Bonos 6.500%, 06/09/22 (MXN)	540,143,700	41,635,928
8.000%, 06/11/20 (MXN)	90,954,000	7,609,221
Portugal Government International Bond 5.125%, 10/15/24 (144A)	14,000,000	14,504,280
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (h)	1,910,635	2,140,351
South Africa Government International Bond 5.875%, 09/16/25 (a)	2,310,000	2,541,000
Turkey Government International Bond 6.250%, 09/26/22	4,810,000	5,291,000
Venezuela Government International Bond 7.750%, 10/13/19	7,090,000	4,909,825

		118,731,814

Total Foreign Government (Cost $130,603,353)		120,806,190

U.S. Treasury & Government Agencies—7.3%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—6.6%
Fannie Mae 15 Yr. Pool 3.500%, TBA (i)	2,500,000	2,627,930
5.500%, 12/01/16	5,607	5,932
6.500%, 03/01/16	283	285
6.500%, 09/01/16	4,250	4,369
6.500%, 12/01/16	6,544	6,787
6.500%, 01/01/17	4,664	4,857
Fannie Mae 20 Yr. Pool 4.500%, 04/01/31	271,912	295,981
4.500%, 05/01/31	796,899	867,748
4.500%, 06/01/31	280,356	305,242
8.500%, 08/01/19	16,497	17,852
Fannie Mae 30 Yr. Pool 2.500%, 10/01/42	1,075,932	1,020,289
3.500%, TBA (i)	1,500,000	1,528,711
4.000%, TBA (i)	14,400,000	15,167,400
4.500%, 10/01/41	1,331,183	1,440,068
4.500%, TBA (i)	7,700,000	8,298,981
5.000%, 01/01/39	23,732	26,371
5.000%, 08/01/39	59,074	65,445
5.000%, 11/01/39	15,690	17,471
5.000%, 12/01/39	43,992	48,976
5.000%, 05/01/40	99,128	110,385
5.000%, 07/01/40	70,167	78,101
5.000%, 11/01/40	2,130,333	2,368,555
5.000%, 01/01/41	76,724	85,439
5.000%, 02/01/41	89,692	99,569
5.000%, 04/01/41	208,855	230,459
5.000%, 05/01/41	4,744,391	5,282,966
5.000%, 06/01/41	440,501	490,536
6.000%, 04/01/32	81,085	92,197
6.500%, 08/01/31	1,409	1,595
6.500%, 10/01/31	2,138	2,420
6.500%, 03/01/32	14,405	16,306
6.500%, 06/01/37	49,600	56,144
7.000%, 05/01/26	1,866	2,062
7.000%, 07/01/30	300	310
7.000%, 01/01/31	448	510
7.000%, 09/01/31	6,006	6,777
7.000%, 10/01/31	3,647	4,172
7.000%, 11/01/31	48,226	55,648
7.000%, 01/01/32	6,297	6,462
7.000%, 02/01/32	4,955	5,198
7.500%, 12/01/29	531	547
7.500%, 02/01/30	373	379
7.500%, 06/01/30	769	775
7.500%, 08/01/30	96	100
7.500%, 09/01/30	1,080	1,239
7.500%, 11/01/30	11,275	12,165
7.500%, 02/01/31	6,156	6,518
8.000%, 08/01/27	1,514	1,714
8.000%, 07/01/30	1,159	1,410
8.000%, 09/01/30	828	916
8.000%, 01/01/31	4,508	4,552

MSF-200

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool 3.500%, 08/01/42	1,350,677	$1,379,008
3.500%, 12/01/42	720,355	739,232
3.500%, 05/01/43	186,099	190,984
4.000%, 10/01/42	360,543	381,160
5.000%, 05/01/40	84,406	93,988
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (j)	271,749	247,307
0.505%, 05/25/34 (b)	249,385	250,234
6.376%, 12/25/40 (b) (g)	1,716,589	240,249
6.376%, 01/25/41 (b) (g)	1,115,266	197,940
6.396%, 10/25/41 (b) (g)	3,484,257	560,958
9.750%, 11/25/18	402,384	449,133
9.750%, 08/25/19	136,540	152,188
Freddie Mac 15 Yr. Gold Pool 7.000%, 02/01/15	712	714
7.000%, 05/01/16	4,925	4,975
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (i)	900,000	918,598
5.000%, 12/01/34	21,043	23,276
5.000%, 11/01/41	1,605,691	1,776,130
6.000%, 12/01/36	2,274	2,567
6.000%, 02/01/37	62,365	70,338
6.500%, 09/01/31	28,662	32,408
7.000%, 03/01/39	312,802	346,054
Freddie Mac 30 Yr. Pool 7.000%, 07/01/31	2,145	2,460
Freddie Mac ARM Non-Gold Pool 1.836%, 05/01/37 (b)	61,189	64,144
1.945%, 02/01/37 (b)	27,553	29,067
1.945%, 04/01/37 (b)	58,801	62,145
1.949%, 03/01/37 (b)	117,513	123,984
2.285%, 01/01/38 (b)	34,516	36,746
2.495%, 05/01/37 (b)	81,360	86,698
2.538%, 02/01/36 (b)	68,579	73,687
Freddie Mac Gold Pool 3.500%, 04/01/43	285,029	292,367
4.000%, 10/01/42	2,203,032	2,331,257
Freddie Mac Multifamily Structured Pass-Through Certificates 1.360%, 04/25/20 (b) (g)	488,503	23,826
1.585%, 12/25/21 (b) (g)	2,272,656	185,078
1.641%, 06/25/22 (b) (g)	5,286,108	484,313
1.724%, 10/25/21 (b) (g)	6,320,646	559,086
1.824%, 07/25/21 (b) (g)	4,760,852	433,975
Freddie Mac REMICS (CMO) 0.504%, 04/15/33 (b)	13,137	13,142
1,156.500%, 06/15/21 (g)	10	160
FREMF Mortgage Trust 3.406%, 06/25/21 (144A) (b)	6,397,393	6,397,889
Ginnie Mae I 30 Yr. Pool 3.500%, TBA (i)	1,100,000	1,136,609
5.000%, 01/15/40	306,044	339,625
6.000%, 07/15/38	27,964	31,538
6.500%, 09/15/28	2,326	2,640
6.500%, 10/15/28	1,561	1,772

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.500%, 01/15/29	12,195	13,910
6.500%, 02/15/29	38,599	43,762
6.500%, 06/15/29	7,100	8,146
6.500%, 10/15/30	2,168	2,458
7.000%, 06/15/28	22,911	25,647
7.000%, 07/15/29	1,381	1,558
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (i)	3,400,000	3,513,156
4.500%, 01/20/40	45,033	49,016
4.500%, 05/20/40	46,573	50,742
4.500%, 03/20/41	45,913	50,043
5.000%, 07/20/40	1,456,664	1,620,294
5.000%, 08/20/40	733,429	816,235
5.000%, 09/20/40	80,394	89,471
5.000%, 11/20/40	39,366	43,811
6.000%, 12/20/36	18,848	21,253
6.000%, 09/20/39	507,488	574,612
6.000%, 09/20/40	26,492	29,896
6.000%, 11/20/40	453,829	514,369
6.000%, 09/20/41	87,005	99,409
Ginnie Mae II ARM Pool 1.550%, 01/20/60 (b)	938,515	964,351
1.915%, 05/20/60 (b)	883,599	915,013
Government National Mortgage Association (CMO) 0.486%, 10/20/60 (b)	4,152,183	4,134,976
0.606%, 02/20/61 (b)	292,435	292,764
0.656%, 01/20/61 (b)	626,547	628,378
0.656%, 03/20/61 (b)	247,552	248,258
1.155%, 05/20/60 (b)	1,766,691	1,804,774
1.304%, 11/20/59 (b)	5,719,124	5,855,982
6.347%, 03/20/39 (b) (g)	402,318	52,363
6.497%, 01/20/40 (b) (g)	1,614,078	289,551

		84,300,668

Federal Agencies—0.5%
Federal National Mortgage Association 6.250%, 05/15/29 (a)	1,890,000	2,555,811
Tennessee Valley Authority 3.875%, 02/15/21	150,000	163,499
5.250%, 09/15/39	400,000	485,751
5.980%, 04/01/36	2,490,000	3,302,599

		6,507,660

U.S. Treasury—0.2%
U.S. Treasury Bonds 3.375%, 05/15/44 (a)	90,000	92,925
3.750%, 11/15/43	90,000	99,478
U.S. Treasury Notes 0.250%, 10/31/15 (a)	70,000	70,077
0.375%, 11/15/15	270,000	270,548
1.500%, 08/31/18	220,000	219,897
1.500%, 05/31/19 (a)	230,000	227,610
1.625%, 04/30/19	320,000	318,800

MSF-201

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.625%, 07/31/19 (a)	460,000	$457,125
1.750%, 09/30/19	500,000	499,336
2.250%, 07/31/21	340,000	341,169
2.500%, 05/15/24	300,000	300,187

		2,897,152

Total U.S. Treasury & Government Agencies (Cost $93,086,013)		93,705,480

Asset-Backed Securities—6.9%

Asset-Backed - Automobile—0.5%
Avis Budget Rental Car Funding AESOP LLC 1.920%, 09/20/19 (144A)	570,000	565,024
2.100%, 03/20/19 (144A)	1,100,000	1,101,022
2.460%, 07/20/20 (144A)	3,290,000	3,288,628
Hertz Vehicle Financing LLC 1.830%, 08/25/19 (144A)	790,000	778,274

		5,732,948

Asset-Backed - Home Equity—1.2%
ABFC Trust 0.815%, 03/25/35 (b)	2,482,334	1,945,772
ACE Securities Corp. Home Equity Loan Trust 0.495%, 01/25/36 (b)	625,154	107,111
Asset Backed Securities Corp. Home Equity Loan Trust 3.004%, 04/15/33 (b)	22,321	21,143
Bear Stearns Asset Backed Securities Trust 0.895%, 01/25/34 (b)	32,261	31,022
EMC Mortgage Loan Trust 0.605%, 05/25/43 (144A) (b)	923,039	891,435
0.805%, 05/25/43 (144A) (b)	7,660,000	6,434,400
0.855%, 01/25/41 (144A) (b)	147,093	143,350
Home Equity Mortgage Loan Asset-Backed Trust 0.415%, 06/25/36 (b)	11,198,469	2,651,350
Morgan Stanley Mortgage Loan Trust 0.455%, 03/25/36 (b)	960,350	611,752
SASCO Mortgage Loan Trust 0.715%, 04/25/35 (b)	23,596	23,279
Soundview Home Loan Trust 0.315%, 10/25/36 (b)	2,935,622	2,500,557
Structured Asset Securities Corp. Mortgage Loan Trust 0.375%, 02/25/36 (144A) (b)	2,720,683	164,525

		15,525,696

Asset-Backed - Manufactured Housing—1.0%
Access Financial Manufactured Housing Contract Trust 7.650%, 05/15/21	2,115,703	1,663,078
Greenpoint Manufactured Housing 2.911%, 03/18/29 (b)	550,000	477,070
3.527%, 06/19/29 (b)	375,000	326,250
3.656%, 02/20/30 (b)	350,000	304,500

Asset-Backed - Manufactured Housing—(Continued)
Manufactured Housing Contract Trust Pass-Through Certificates 3.652%, 03/13/32 (b)	575,000	519,975
3.656%, 02/20/32 (b)	350,000	321,035
Mid-State Trust 7.340%, 07/01/35	288,670	309,294
Origen Manufactured Housing Contract Trust 2.359%, 10/15/37 (b)	2,412,539	2,141,735
2.395%, 04/15/37 (b)	2,212,937	1,963,873
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	4,850,000	4,774,873

		12,801,683

Asset-Backed - Other—3.1%
ACE Home Equity Loan Trust 0.415%, 02/25/31 (b)	227,715	215,425
Amortizing Residential Collateral Trust 1.955%, 08/25/32 (b)	90,304	63,267
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	2,415,258	1,987,487
Citigroup Mortgage Loan Trust, Inc. 0.425%, 08/25/36 (b)	11,420,512	9,222,269
Countrywide Asset-Backed Certificates 2.030%, 06/25/34 (b)	209,902	180,379
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.454%, 12/15/33 (144A) (b)	351,234	284,971
Countrywide Revolving Home Equity Loan Trust 0.294%, 07/15/36 (b)	710,436	599,960
First Horizon Asset-Backed Trust 0.315%, 10/25/34 (b)	114,684	98,969
GSAMP Trust 0.355%, 01/25/36 (b)	107,002	29,195
1.130%, 06/25/34 (b)	670,000	626,570
GSRPM Mortgage Loan Trust 0.455%, 03/25/35 (144A) (b)	884,768	860,087
HLSS Servicer Advance Receivables Backed Notes 1.979%, 08/15/46 (144A)	1,470,000	1,476,615
Home Equity Mortgage Loan Asset-Backed Notes 0.325%, 04/25/36 (b)	239,340	172,122
HSI Asset Securitization Corp. Trust 0.575%, 11/25/35 (b)	4,000,000	3,085,532
Lehman XS Trust 5.177%, 05/25/37 (b)	6,196,217	4,934,927
5.500%, 09/25/35 (h)	5,730,000	5,038,332
Long Beach Mortgage Loan Trust 0.674%, 01/21/31 (b)	24,729	23,056
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH 7.250%, 07/01/24 (144A) (EUR)	4,300,000	5,433,301
RAAC Trust 0.405%, 02/25/37 (144A) (b)	666,104	657,370

MSF-202

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
SACO I Trust 0.415%, 06/25/36 (b)	534,505	$853,697
0.495%, 03/25/36 (b)	151,775	213,958
Sail Net Interest Margin Notes 5.500%, 03/27/34 (144A) (d)	71,380	35,256
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A)	1,750,000	1,754,375
Structured Asset Securities Corp. 0.815%, 02/25/35 (b)	1,193,338	1,185,977

		39,033,097

Asset-Backed - Student Loan—1.1%
National Collegiate Student Loan Trust 0.425%, 03/26/29 (b)	2,250,000	2,053,757
1.005%, 03/25/38 (b)	9,030,000	6,125,045
Nelnet Student Loan Trust 0.458%, 03/22/32 (b)	6,650,000	6,232,034
Northstar Education Finance, Inc. 1.273%, 10/30/45 (b)	100,000	80,463

		14,491,299

Total Asset-Backed Securities (Cost $88,115,455)		87,584,723

Preferred Stocks—0.6%

Banks—0.5%
GMAC Capital Trust I, 8.125% (b)	244,339	6,501,861

Diversified Financial Services—0.1%
Citigroup Capital XIII, 7.875% (b)	35,900	966,428

Total Preferred Stocks (Cost $7,190,437)		7,468,289

Floating Rate Loans (b)—0.6%

Electric—0.5%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 06/19/16	6,240,991	6,221,488

Software—0.1%
First Data Corp. Term Loan, 3.654%, 03/23/18	1,047,353	1,028,807

Total Floating Rate Loans (Cost $7,213,144)		7,250,295

Purchased Options—0.4%
Security Description	Shares/ Notional/ Principal Amount*	Value

Call Option—0.0%
Markit CDX North America Investment Grade, Series 22, Exercise Rate 0.650%, Expires 12/17/14 (Counterparty - JPMorgan Chase Bank N.A.)	205,000,000	496,059

Put Options—0.4%
Markit CDX North America Investment Grade, Series 22, Exercise Rate 0.650%, Expires 11/19/14 (Counterparty - Barclays Bank plc)	323,810,000	938,728
OTC-30 Year Interest Rate Swap, Exercise Rate 3.290%, Expires 09/04/15 (Counterparty - Morgan Stanley & Co., Inc.)	31,710,000	1,897,289
OTC-30 Year Interest Rate Swap, Exercise Rate 3.380%, Expires 08/12/15 (Counterparty - Deutsche Bank AG)	31,710,000	1,529,119

		4,365,136

Total Purchased Options (Cost $4,806,199)		4,861,195

Common Stocks—0.1%

Marine—0.1%
Deep Ocean Group Holding A/S (c) (k) (l)	44,744	1,268,403

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (k)	901,134	52,015

Real Estate Management & Development—0.0%
Realogy Holdings Corp. (k)	8,748	325,425

Total Common Stocks (Cost $1,246,494)		1,645,843

Municipals—0.1%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $1,129,253)	1,145,434	1,240,276

Convertible Bond—0.1%

Mining—0.1%
Mirabela Nickel, Ltd. 9.500%, 06/20/19 (144A) (f) (Cost $881,000)	881,000	792,900

MSF-203

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Warrant—0.0%

Security Description	Shares/ Principal Amount*	Value

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (b) (k) (Cost $24,160)	4,550	$100,100

Short-Term Investments—13.4%

Discount Notes—1.9%
Fannie Mae Discount Notes 0.091%, 02/02/15 (m)	12,500,000	12,496,125
Freddie Mac Discount Notes 0.057%, 10/17/14 (m)	12,500,000	12,499,667

		24,995,792

Mutual Fund—7.4%
State Street Navigator Securities Lending MET Portfolio (n)	95,018,338	95,018,338

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $51,865,321 on 10/01/14, collateralized by $50,105,000 U.S. Treasury Bond at 11.250% due 02/15/15 with a value of $52,907,874.	51,865,321	51,865,321

Total Short-Term Investments (Cost $171,879,451)		171,879,451

Total Investments—107.9% (Cost $1,375,905,703) (o)		1,376,512,518
Other assets and liabilities (net)—(7.9)%		(101,167,954)

Net Assets—100.0%		$1,275,344,564

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $93,845,271 and the collateral received consisted of cash in the amount of $95,018,338 and non-cash collateral with a value of $5,175,613. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Illiquid security. As of September 30, 2014, these securities represent 0.1% of net assets.
(d)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $937,900, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Interest only security.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(j)	Principal only security.
(k)	Non-income producing security.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.1% of net assets.
(m)	The rate shown represents current yield to maturity.
(n)	Represents investment of cash collateral received from securities lending transactions.
(o)	As of September 30, 2014, the aggregate cost of investments was $1,375,905,703. The aggregate unrealized appreciation and depreciation of investments were $35,703,311 and $(35,096,496), respectively, resulting in net unrealized appreciation of $606,815.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $306,648,262, which is 24.0% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Midwest Vanadium Pty, Ltd.	05/05/11 - 05/24/11	$1,000,000	$1,031,242	$145,000
Mirabela Nickel, Ltd.	06/06/14 - 06/30/14	881,000	881,000	792,900

				$937,900

MSF-204

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	28,110,000	Bank of America N.A.	10/16/14	$25,843,048	$(752,674)
CAD	41,410,000	Citibank N.A.	10/16/14	37,988,804	(1,027,141)
COP	25,677,860,000	Bank of America N.A.	10/16/14	12,805,635	(139,111)
COP	24,600,000,000	Barclays Bank plc	10/16/14	13,057,325	(922,494)
COP	23,000,000,000	Citibank N.A.	10/16/14	12,204,829	(859,255)
EUR	2,510,000	Goldman Sachs & Co.	10/16/14	3,421,991	(251,449)
EUR	11,660,759	UBS AG	11/14/14	15,606,421	(874,024)
INR	782,620,000	Bank of America N.A.	10/16/14	12,775,383	(139,891)
JPY	3,118,560,000	Barclays Bank plc	10/16/14	28,638,098	(200,868)
MXN	195,200,000	Bank of America N.A.	10/16/14	14,912,488	(392,595)
PHP	301,400,000	Barclays Bank plc	10/16/14	6,928,736	(214,953)
PHP	602,650,000	Citibank N.A.	10/16/14	13,863,584	(439,361)
RUB	112,500,000	Bank of America N.A.	10/16/14	3,131,088	(297,914)
RUB	112,500,000	Barclays Bank plc	10/16/14	3,131,088	(297,914)
RUB	224,600,000	Barclays Bank plc	10/16/14	6,452,818	(796,542)
RUB	224,600,000	Citibank N.A.	10/16/14	6,430,316	(774,040)
SGD	10,750,000	Barclays Bank plc	10/16/14	8,625,774	(199,086)
SGD	13,250,000	Barclays Bank plc	10/16/14	10,631,768	(245,384)
SGD	23,700,000	Barclays Bank plc	10/16/14	19,012,322	(434,414)
SGD	11,300,000	Citibank N.A.	10/16/14	9,069,567	(211,746)
SGD	11,750,000	Citibank N.A.	10/16/14	9,430,744	(220,178)
ZAR	108,700,000	Bank of America N.A.	10/16/14	10,046,118	(434,007)
ZAR	29,199,600	Barclays Bank plc	10/16/14	2,703,692	(121,633)
ZAR	66,960,000	Citibank N.A.	10/16/14	6,178,148	(257,016)

Contracts to Deliver
AUD	40,990,000	Bank of America N.A.	10/16/14	$38,338,152	$2,484,903
AUD	2,060,000	Citibank N.A.	10/16/14	1,918,210	116,364
BRL	770,000	Bank of America N.A.	10/16/14	337,423	24,033
BRL	25,650,000	Barclays Bank plc	10/16/14	11,230,298	790,751
BRL	665,000	Citibank N.A.	10/16/14	291,360	20,705
CAD	28,110,000	Bank of America N.A.	10/16/14	25,624,010	533,636
CAD	41,410,000	Citibank N.A.	10/16/14	38,244,820	1,283,157
COP	24,600,000,000	Barclays Bank plc	10/16/14	12,713,178	578,347
COP	23,000,000,000	Citibank N.A.	10/16/14	11,886,305	540,731
EUR	19,530,000	Barclays Bank plc	10/16/14	25,420,053	750,456
EUR	8,517,070	Barclays Bank plc	10/16/14	11,599,415	840,957
EUR	6,400,000	Citibank N.A.	10/16/14	8,552,832	468,581
EUR	4,000,000	UBS AG	11/14/14	5,152,892	99,225
JPY	2,718,480,000	Bank of America N.A.	10/16/14	26,513,996	1,724,978
JPY	1,556,430,000	Barclays Bank plc	10/16/14	15,337,459	1,144,832
JPY	2,334,800,000	Citibank N.A.	10/16/14	22,941,477	1,651,124
MXN	476,080,000	Barclays Bank plc	10/16/14	36,396,997	983,929
NZD	1,470,000	JPMorgan Chase Bank N.A.	11/14/14	1,235,591	92,921
PHP	301,400,000	Barclays Bank plc	10/16/14	6,903,344	189,562
PHP	602,650,000	Citibank N.A.	10/16/14	13,806,415	382,191
RUB	112,500,000	Bank of America N.A.	10/16/14	3,008,021	174,847
RUB	337,100,000	Barclays Bank plc	10/16/14	8,995,153	505,703
RUB	224,600,000	Citibank N.A.	10/16/14	6,005,508	349,233
SGD	24,000,000	Barclays Bank plc	10/16/14	19,245,959	432,888
SGD	23,700,000	Barclays Bank plc	10/16/14	19,013,008	435,100
SGD	12,300,000	Citibank N.A.	10/16/14	9,862,645	220,945
SGD	6,450,000	Citibank N.A.	10/16/14	5,174,364	118,351
SGD	4,300,000	Citibank N.A.	10/16/14	3,449,576	78,901

Net Unrealized Appreciation					$6,513,661

MSF-205

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
90 Day EuroDollar Futures	12/19/16	311	USD	75,966,898	$68,714
U.S. Treasury Long Bond Futures	12/19/14	108	USD	14,882,414	11,461
U.S. Treasury Ultra Long Bond Futures	12/19/14	695	USD	104,795,313	1,192,187

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	12/31/14	(211)	USD	(46,185,236)	9,205
U.S. Treasury Note 5 Year Futures	12/31/14	(1,304)	USD	(154,916,286)	708,098
U.S. Treasury Note 10 Year Futures	12/19/14	(77)	USD	(9,648,422)	51,094

Net Unrealized Appreciation					$2,040,759

Written Options

Credit Default Swaptions	Strike Rate	Counterparty	Floating Rate Index	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Year Credit Default Swap	0.800%	JPMorgan Chase Bank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(205,000,000)	$(533,000)	$(336,344)	$196,656
Put - OTC - 5 Year Credit Default Swap	0.750%	Barclay Bank plc	Markit CDX North America Investment Grade, Series 22	Sell	11/19/14	USD	(323,810,000)	(299,524)	(488,305)	(188,781)
Put - OTC - 5 Year Credit Default Swap	0.700%	Barclays Bank plc	Markit CDX North America Investment Grade, Series 22	Sell	11/19/14	USD	(323,810,000)	(420,953)	(679,496)	(258,543)

Totals								$(1,253,477)	$(1,504,145)	$(250,668)

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Fixed Rate equal to 9.005% based on the notional of currency delivered	Fixed rate equal to 7.250% based on the notional amount of currency received	07/01/24	Barclays Bank plc	$5,848,000	EUR	4,300,000	$482,942	$(4,084)	$487,026

(a)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month SEK-STIBOR	1.418%	06/17/19	SEK	408,884,000	$1,086,658
Receive	3-Month USD-LIBOR	3.383%	02/15/40	USD	42,750,000	(1,274,739)
Receive	6-Month EUR-EURIBOR	0.711%	06/17/19	EUR	39,994,000	(686,795)

Total						$(874,876)

Securities in the amount of $6,589,657 have been received at the custodian bank as collateral for swap contracts.

(AUD)—	Australian Dollar
(BBR-FRA)—	Bank Bill Reference Rate
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar

MSF-206

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(COP)—	Colombian Peso
(EUR)—	Euro
(EURIBOR)—	Euro Interbank Offered Rate
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(STIBOR)—	Stockholm Interbank Offered Rate
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$572,450,169	$—	$572,450,169
Total Mortgage-Backed Securities*	—	306,727,607	—	306,727,607
Total Foreign Government*	—	120,806,190	—	120,806,190
Total U.S. Treasury & Government Agencies*	—	93,705,480	—	93,705,480
Total Asset-Backed Securities*	—	87,584,723	—	87,584,723
Total Preferred Stocks*	7,468,289	—	—	7,468,289
Total Floating Rate Loans*	—	7,250,295	—	7,250,295
Total Purchased Options*	—	4,861,195	—	4,861,195
Common Stocks
Marine	—	—	1,268,403	1,268,403
Metals & Mining	—	52,015	—	52,015
Real Estate Management & Development	325,425	—	—	325,425
Total Common Stocks	325,425	52,015	1,268,403	1,645,843
Total Municipals	—	1,240,276	—	1,240,276
Total Convertible Bond*	—	792,900	—	792,900
Total Warrant*	—	100,100	—	100,100

MSF-207

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Notes	$—	$24,995,792	$—	$24,995,792
Mutual Fund	95,018,338	—	—	95,018,338
Repurchase Agreement	—	51,865,321	—	51,865,321
Total Short-Term Investments	95,018,338	76,861,113	—	171,879,451
Total Investments	$102,812,052	$1,272,432,063	$1,268,403	$1,376,512,518

Collateral for securities loaned (Liability)	$—	$(95,018,338)	$—	$(95,018,338)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$17,017,351	$—	$17,017,351
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,503,690)	—	(10,503,690)
Total Forward Contracts	$—	$6,513,661	$—	$6,513,661
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,040,759	$—	$—	$2,040,759
Written Options at Value	—	(1,504,145)	—	(1,504,145)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,086,658	$—	$1,086,658
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,961,534)	—	(1,961,534)
Total Centrally Cleared Swap Contracts	$—	$(874,876)	$—	$(874,876)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$482,942	$—	$482,942

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2014	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at September 30, 2014
Common Stocks
Marine	$1,474,561	$(206,158)	$1,268,403	$(206,158)

Total	$1,474,561	$(206,158)	$1,268,403	$(206,158)

MSF-208

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—83.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—17.5%
Fannie Mae 15 Yr. Pool 4.500%, 03/01/20	117,947	$126,418
5.000%, 03/01/18	156,998	165,835
6.500%, 06/01/17	52,783	54,987
7.000%, 12/01/14	92	92
7.000%, 07/01/15	255	256
7.500%, 02/01/16	9,507	9,586
Fannie Mae 20 Yr. Pool 3.500%, 04/01/33	776,738	810,075
4.500%, 11/01/31	1,587,096	1,728,675
4.500%, 12/01/31	2,032,544	2,211,109
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	13,250,443	13,142,793
3.500%, TBA (a)	81,300,000	82,947,869
4.000%, 07/01/42	5,554,051	5,868,190
4.000%, TBA (a)	19,600,000	20,634,725
4.500%, 04/01/41	17,737,340	19,198,482
4.500%, 06/01/41	1,549,221	1,675,188
4.500%, 09/01/41	2,825,769	3,057,407
4.500%, 10/01/41	13,527,560	14,630,254
4.500%, TBA (a)	14,400,000	15,536,249
5.000%, 07/01/33	540,999	598,360
5.000%, 09/01/33	655,263	724,786
5.000%, 10/01/35	1,815,715	2,008,249
5.000%, 03/01/36	3,028,679	3,344,867
5.000%, 01/01/39	23,732	26,371
5.000%, 08/01/39	59,074	65,445
5.000%, 12/01/39	43,992	48,976
5.000%, 05/01/40	99,128	110,385
5.000%, 07/01/40	80,302	89,381
5.000%, 11/01/40	2,075,709	2,307,823
5.000%, 01/01/41	76,724	85,439
5.000%, 02/01/41	89,692	99,569
5.000%, 04/01/41	208,855	230,459
5.000%, 05/01/41	4,561,719	5,079,553
5.000%, 06/01/41	368,437	410,286
5.000%, 07/01/41	4,854,117	5,353,841
5.000%, 05/01/42	548,478	606,147
5.000%, TBA (a)	13,400,000	14,784,806
6.000%, 04/01/33	140,681	160,092
6.000%, 02/01/34	30,849	35,125
6.000%, 11/01/35	320,401	364,835
6.000%, 08/01/37	689,239	784,908
6.500%, 03/01/26	1,732	1,960
6.500%, 04/01/29	91,741	103,845
7.000%, 11/01/28	2,716	3,031
7.000%, 02/01/29	2,265	2,345
7.000%, 01/01/30	2,429	2,515
7.000%, 10/01/37	42,458	45,863
7.000%, 11/01/37	52,851	62,845
7.000%, 12/01/37	37,383	40,350
7.000%, 02/01/38	49,037	54,846
7.000%, 08/01/38	58,157	65,159
7.000%, 09/01/38	7,132	7,826
7.000%, 11/01/38	297,683	350,390
7.000%, 02/01/39	2,850,543	3,256,393

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.500%, 04/01/32	14,658	15,119
8.000%, 05/01/28	4,720	5,426
8.000%, 07/01/32	936	1,013
11.500%, 09/01/19	17	17
12.000%, 10/01/15	569	572
Fannie Mae ARM Pool 1.792%, 07/01/37 (b)	57,745	61,328
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	4,526,968	917,745
4.000%, 04/25/42 (c)	6,791,806	1,480,361
4.500%, 11/25/39 (c)	4,635,502	937,865
Fannie Mae Pool 3.500%, 10/01/42	7,630,845	7,790,897
3.500%, 12/01/42	1,802,391	1,849,612
3.500%, 05/01/43	465,248	477,460
4.000%, 10/01/42	3,154,750	3,335,147
4.000%, 07/01/43	95,165	100,600
4.000%, 08/01/43	2,130,253	2,251,930
5.000%, 05/01/40	42,203	46,994
6.500%, 12/01/27	5,260	5,352
6.500%, 05/01/32	43,790	47,637
12.000%, 01/15/16	84	85
12.500%, 09/20/15	8	8
12.500%, 01/15/16	52	52
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	1,037,579	944,255
3.000%, 12/25/27 (c)	12,540,108	1,532,787
5.500%, 07/25/41	7,290,925	8,335,649
5.500%, 04/25/42	4,616,095	5,120,782
5.946%, 09/25/42 (b) (c)	2,205,201	469,390
5.946%, 07/25/43 (b) (c)	2,467,507	542,910
5.996%, 03/25/42 (b) (c)	16,576,683	2,993,268
5.996%, 12/25/42 (b) (c)	1,624,551	331,142
6.000%, 05/25/42	3,323,406	3,694,876
6.346%, 02/25/42 (b) (c)	3,736,102	847,045
6.376%, 12/25/40 (b) (c)	2,395,241	335,231
6.376%, 01/25/41 (b) (c)	2,838,860	503,847
6.396%, 10/25/41 (b) (c)	9,818,855	1,580,816
6.446%, 10/25/40 (b) (c)	7,057,692	1,232,104
6.496%, 02/25/41 (b) (c)	1,546,331	272,869
6.496%, 03/25/42 (b) (c)	4,008,296	703,941
6.500%, 06/25/39	689,234	773,229
6.500%, 07/25/42	5,929,028	6,707,492
9.750%, 11/25/18	1,520,118	1,696,724
9.750%, 08/25/19	500,645	558,021
Fannie Mae Whole Loan 3.458%, 01/25/43 (b)	441,130	460,308
Freddie Mac 20 Yr. Gold Pool 3.500%, 09/01/33	3,116,921	3,241,434
3.500%, 10/01/33	909,157	945,477
Freddie Mac 30 Yr. Gold Pool 5.000%, 08/01/33	42,959	47,469
6.000%, 10/01/36	1,927,850	2,199,723
6.500%, 09/01/39	693,808	799,177
8.000%, 12/01/19	2,610	2,632
8.000%, 09/01/30	5,684	6,391

MSF-209

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	4,502	$4,722
Freddie Mac ARM Non-Gold Pool 1.836%, 05/01/37 (b)	44,596	46,749
1.945%, 02/01/37 (b)	20,038	21,139
2.495%, 05/01/37 (b)	59,185	63,068
2.522%, 01/01/35 (b)	25,851	27,735
Freddie Mac Gold Pool 3.500%, 04/01/43	570,059	584,734
4.000%, 04/01/43	2,267,681	2,399,513
4.000%, 08/01/43	1,326,023	1,403,113
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	332,821
6.000%, 05/15/36	1,350,566	1,515,817
6.446%, 11/15/41 (b) (c)	5,067,303	947,049
8.500%, 06/15/21	20,522	22,775
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	915,168	1,027,844
6.000%, 03/15/33	1,365,245	1,578,906
6.500%, 06/15/31	7,712	8,841
6.500%, 08/15/34	284,420	326,253
7.500%, 01/15/29	11,607	12,634
7.500%, 09/15/29	3,016	3,454
7.500%, 02/15/30	1,806	1,909
8.500%, 05/15/18	8,168	8,207
8.500%, 06/15/25	45,626	55,052
9.000%, 12/15/16	1,781	1,790
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	1,800,000	1,859,906
4.000%, TBA (a)	16,400,000	17,380,154
4.500%, 01/20/40	1,711,270	1,862,611
4.500%, 05/20/40	2,421,786	2,638,607
4.500%, 09/20/40	47,191	51,459
4.500%, 01/20/41	353,783	385,902
4.500%, 07/20/41	2,506,381	2,728,994
5.000%, 07/20/40	1,819,002	2,023,334
6.000%, 11/20/34	2,835	3,260
6.000%, 06/20/35	4,652	5,281
6.000%, 07/20/36	311,542	351,335
6.000%, 09/20/36	15,098	17,022
6.000%, 07/20/38	860,209	966,542
6.000%, 09/20/38	2,418,064	2,727,622
6.000%, 06/20/39	8,329	9,520
6.000%, 05/20/40	192,987	220,615
6.000%, 06/20/40	540,099	616,534
6.000%, 08/20/40	263,298	300,930
6.000%, 09/20/40	681,545	769,109
6.000%, 10/20/40	418,276	472,112
6.000%, 11/20/40	551,953	625,583
6.000%, 01/20/41	565,633	641,082
6.000%, 03/20/41	2,485,364	2,804,610
6.000%, 07/20/41	500,041	563,763
6.000%, 12/20/41	345,345	393,676
6.500%, 10/20/37	648,548	731,790

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association 0.554%, 10/16/54 (b) (c)	74,272,893	3,272,315
0.741%, 05/16/54 (b) (c)	26,846,489	1,523,780
0.773%, 09/16/51 (b) (c)	95,426,744	6,208,273
0.855%, 02/16/53 (b) (c)	62,227,103	3,944,701
0.860%, 02/16/53 (b) (c)	28,703,982	2,039,561
0.916%, 03/16/49 (b) (c)	39,956,670	2,359,282
0.937%, 09/16/46 (b) (c)	86,153,734	4,336,548
0.944%, 06/16/55 (b) (c)	16,016,974	1,008,637
0.971%, 05/16/54 (b) (c)	39,040,000	2,791,360
1.031%, 01/16/53 (b) (c)	17,262,724	1,485,457
1.038%, 01/16/57 (b) (c)	45,740,968	4,311,681
1.038%, 09/16/55 (b) (c)	25,345,966	1,873,042
1.046%, 06/16/52 (b) (c)	37,946,122	2,642,416
1.123%, 09/16/44 (b) (c)	23,639,785	1,844,636
1.215%, 02/16/46 (b) (c)	23,777,135	1,906,284
1.382%, 02/16/48 (b) (c)	25,732,876	2,059,299
2.000%, 12/16/49	4,243,495	4,246,283
2.250%, 03/16/35	6,452,081	6,585,226
Government National Mortgage Association (CMO) 0.536%, 12/20/60 (b)	22,236,887	22,184,008
0.556%, 12/20/60 (b)	7,839,543	7,831,798
0.636%, 03/20/61 (b)	6,277,877	6,290,847
0.656%, 12/20/60 (b)	58,189,061	58,357,335
5.946%, 08/16/42 (b) (c)	2,419,978	386,018
6.347%, 03/20/39 (b) (c)	1,006,017	130,935
6.497%, 01/20/40 (b) (c)	2,248,740	403,404

		490,888,074

Federal Agencies—32.5%
Federal Farm Credit Bank 0.250%, 01/07/15	20,000,000	20,007,580
0.250%, 09/10/15	25,000,000	25,011,175
0.375%, 03/03/16	20,000,000	19,916,240
0.390%, 05/09/16	20,000,000	19,892,940
0.450%, 02/03/16	25,000,000	24,957,975
0.500%, 08/23/16	25,000,000	24,937,025
0.540%, 06/06/16	20,000,000	19,904,340
0.820%, 02/21/17	20,000,000	19,977,420
1.500%, 11/16/15	20,000,000	20,274,680
1.950%, 11/15/17	19,980,000	20,523,016
Federal Home Loan Bank 0.340%, 01/25/16	20,000,000	19,999,340
1.375%, 12/11/15	20,000,000	20,255,420
2.125%, 06/09/23	17,700,000	16,779,299
2.750%, 06/08/18	15,000,000	15,685,380
5.250%, 12/11/20	12,000,000	13,991,976
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	43,170,000	46,790,150
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,000,000	8,764,750
2.375%, 01/13/22 (e)	64,000,000	63,629,952
5.000%, 12/14/18 (e)	13,241,000	14,974,432

MSF-210

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	$44,346,700
0.500%, 10/22/15	30,000,000	30,090,300
0.550%, 09/06/16	22,600,000	22,568,722
2.250%, 10/17/22	14,000,000	13,333,152
2.625%, 09/06/24	42,000,000	41,314,308
6.000%, 04/18/36	9,700,000	10,454,301
6.625%, 11/15/30	3,000,000	4,262,847
Financing Corp. Fico Zero Coupon, 10/06/17	20,433,000	19,585,787
Zero Coupon, 05/11/18	40,000,000	37,671,320
Zero Coupon, 12/27/18	16,254,000	15,026,709
Zero Coupon, 06/06/19	27,884,000	25,369,086
Zero Coupon, 09/26/19	14,535,000	13,083,012
Government Trust Certificates Zero Coupon, 10/01/16	8,567,000	8,338,818
National Archives Facility Trust 8.500%, 09/01/19	2,692,400	3,174,218
New Valley Generation II 5.572%, 05/01/20	8,744,581	9,793,931
Overseas Private Investment Corp. Zero Coupon, 03/17/15	5,000,000	5,262,770
Zero Coupon, 11/18/15	8,000,000	8,045,712
2.310%, 11/15/30	9,240,067	8,529,062
3.330%, 05/15/33	7,000,000	6,970,110
3.490%, 12/20/29	12,000,000	12,295,788
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/20 (e)	38,159,000	33,108,313
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	20,017,120
3.875%, 02/15/21	35,000,000	38,149,720
4.500%, 04/01/18	20,000,000	22,036,080
5.500%, 07/18/17	21,306,000	23,879,850

		912,980,826

U.S. Treasury—33.8%
U.S. Treasury Bonds 3.125%, 08/15/44 (e)	16,000,000	15,744,992
3.375%, 05/15/44 (e)	8,500,000	8,776,250
3.625%, 02/15/44	1,300,000	1,404,813
3.750%, 11/15/43	5,000,000	5,526,560
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43	26,943,280	23,785,851
1.375%, 02/15/44	23,512,670	25,149,364
U.S. Treasury Inflation Indexed Notes 0.375%, 07/15/23	16,380,480	16,202,604
U.S. Treasury Notes 0.250%, 10/31/14 (e)	22,000,000	22,003,432
0.250%, 10/31/15 (e)	32,000,000	32,035,008
0.250%, 11/30/15 (e)	381,000,000	381,238,125
0.375%, 01/31/16 (e)	26,000,000	26,037,570
0.500%, 08/31/16 (e)	19,000,000	18,980,696
0.625%, 11/30/17	18,000,000	17,675,154
0.750%, 10/31/17	2,000,000	1,974,688
0.875%, 09/15/16	4,000,000	4,021,720

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.500%, 07/31/16 (e)	120,000,000	122,132,760
1.500%, 08/31/18	63,100,000	63,070,406
2.250%, 07/31/21	4,000,000	4,013,752
2.375%, 08/15/24 (e)	34,300,000	33,903,423
3.125%, 01/31/17 (e)	118,000,000	124,379,316

		948,056,484

Total U.S. Treasury & Government Agencies (Cost $2,349,493,390)		2,351,925,384

Corporate Bonds & Notes—9.3%

Banks—1.7%
National Australia Bank, Ltd. 1.250%, 03/08/18 (144A)	13,000,000	12,809,212
National Bank of Canada 2.200%, 10/19/16 (144A) (e)	13,000,000	13,329,186
Stadshypotek AB 1.875%, 10/02/19 (144A) (e)	5,000,000	4,916,705
UBS AG 0.750%, 03/24/16 (144A)	16,000,000	16,028,880

		47,083,983

Diversified Financial Services—7.5%
COP I LLC 3.650%, 12/05/21	9,474,677	10,017,150
MSN 41079 & 41084, Ltd. 1.717%, 07/13/24	8,483,276	8,194,311
National Credit Union Administration Guaranteed Notes 3.000%, 06/12/19	19,650,000	20,651,757
3.450%, 06/12/21	45,000,000	48,552,750
Postal Square, L.P. 6.500%, 06/15/22	8,982,180	9,907,380
Private Export Funding Corp. 1.375%, 02/15/17	25,000,000	25,244,000
2.250%, 12/15/17	40,000,000	41,171,360
3.050%, 10/15/14	20,000,000	20,024,240
4.950%, 11/15/15 (e)	25,000,000	26,263,300

		210,026,248

Oil & Gas—0.1%
Petroleos Mexicanos 6.375%, 01/23/45 (144A)	3,610,000	4,082,188

Total Corporate Bonds & Notes (Cost $244,031,327)		261,192,419

Foreign Government—7.0%

Sovereign—7.0%
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	5,324,000

MSF-211

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Egypt Government AID Bond 4.450%, 09/15/15	20,000,000	$20,790,480
Indonesia Government International Bonds 3.750%, 04/25/22	1,900,000	1,833,500
3.750%, 04/25/22 (144A)	410,000	395,650
4.875%, 05/05/21	2,957,000	3,075,280
5.875%, 03/13/20	310,000	339,837
5.875%, 01/15/24 (144A)	1,060,000	1,168,650
Israel Government AID Bonds Zero Coupon, 08/15/16	28,251,000	27,778,982
Zero Coupon, 09/15/16	10,000,000	9,818,940
Zero Coupon, 11/15/18	20,869,000	19,282,330
5.500%, 12/04/23	18,000,000	21,779,514
5.500%, 04/26/24	13,700,000	16,646,240
Mexico Government International Bonds 5.550%, 01/21/45	11,480,000	12,754,280
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,086,425
South Africa Government International Bond 5.875%, 09/16/25 (e)	10,010,000	11,011,000
Turkey Government International Bonds 5.625%, 03/30/21	1,078,000	1,145,375
5.750%, 03/22/24 (e)	4,290,000	4,554,693
6.250%, 09/26/22	2,205,000	2,425,500
7.000%, 03/11/19	1,660,000	1,859,200
7.500%, 11/07/19	540,000	620,460
Ukraine Government AID Bond 1.844%, 05/16/19	25,000,000	24,912,500

Total Foreign Government (Cost $193,084,040)		195,602,836

Mortgage-Backed Securities—4.0%

Collateralized Mortgage Obligations—2.4%
American Home Mortgage Assets Trust 0.345%, 09/25/46 (b)	997,210	731,977
0.345%, 12/25/46 (b)	2,928,618	2,052,563
Banc of America Funding Corp. 2.106%, 06/20/35 (b)	383,542	252,729
Banc of America Mortgage 2005-F Trust 2.636%, 07/25/35 (b)	164,122	151,449
Citigroup Mortgage Loan Trust, Inc. 2.514%, 10/25/35 (b)	312,959	312,518
Countrywide Alternative Loan Trust 0.354%, 07/20/46 (b)	3,688,698	2,544,135
0.384%, 07/20/35 (b)	1,415,807	1,232,173
0.445%, 05/25/34 (b)	3,104,014	3,027,159
Countrywide Home Loan Mortgage Pass-Through Trust 0.575%, 07/25/36 (144A) (b)	1,143,260	1,041,475
Deutsche Mortgage Securities, Inc. 5.234%, 06/26/35 (144A) (b)	1,608,953	1,624,039
FDIC Structured Sale Guaranteed Notes 0.707%, 02/25/48 (144A) (b)	1,575,974	1,576,623

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities 0.525%, 02/25/37 (b)	330,167	202,405
GMAC Mortgage Corp. Loan Trust 2.638%, 11/19/35 (b)	957,443	921,829
Greenpoint Mortgage Funding Trust 0.235%, 02/25/47 (b)	139,720	129,380
GSMPS Mortgage Loan Trust 0.505%, 01/25/35 (144A) (b)	475,641	399,193
0.555%, 06/25/34 (144A) (b)	823,970	715,687
3.332%, 06/25/34 (144A) (b)	4,778,457	4,334,959
GSR Mortgage Loan Trust 2.789%, 04/25/35 (b)	941,061	922,988
HarborView Mortgage Loan Trust 0.333%, 11/19/46 (b)	171,462	135,799
0.353%, 09/19/46 (b)	395,680	306,553
Impac Secured Assets CMN Owner Trust 0.475%, 03/25/36 (b)	5,109,004	3,725,246
JPMorgan Mortgage Trust 2.071%, 06/25/34 (b)	290,743	288,842
Luminent Mortgage Trust 0.345%, 05/25/46 (b)	3,313,799	2,688,933
MASTR Adjustable Rate Mortgages Trust 0.355%, 05/25/47 (b)	6,824,500	5,321,943
0.915%, 12/25/46 (b)	6,001,272	4,408,006
2.236%, 02/25/34 (b)	273,118	267,839
3.178%, 12/25/34 (b)	23,037	22,235
MASTR Reperforming Loan Trust 0.505%, 05/25/35 (144A) (b)	397,283	327,694
3.414%, 05/25/35 (144A) (b)	4,976,862	4,135,534
4.759%, 05/25/36 (144A) (b)	3,902,073	3,690,900
7.000%, 08/25/34 (144A)	493,956	506,624
Morgan Stanley Mortgage Loan Trust 0.225%, 06/25/36 (b)	776,368	411,122
2.517%, 07/25/35 (b)	402,830	369,975
NovaStar Mortgage Funding Trust 0.345%, 09/25/46 (b)	2,761,958	2,357,397
Provident Funding Mortgage Loan Trust 2.406%, 10/25/35 (b)	147,453	144,762
2.504%, 05/25/35 (b)	1,077,377	1,082,714
Residential Accredit Loans, Inc. Trust 0.315%, 01/25/37 (b)	524,592	388,021
RFMSI Trust 4.750%, 12/25/18	349,566	365,149
SACO I Trust 9.794%, 06/25/21 (144A) (b)	1,868,031	1,870,916
Structured Adjustable Rate Mortgage Loan Trust 2.457%, 05/25/35 (b)	5,379,617	5,100,334
Structured Asset Mortgage Investments II Trust 0.335%, 07/25/46 (b)	313,280	254,468
Structured Asset Securities Corp. 0.505%, 04/25/35 (144A) (b)	3,546,945	2,949,877
3.376%, 06/25/35 (144A) (b)	200,140	178,923
Structured Asset Securities Corp. Mortgage Loan Trust 0.955%, 09/25/33 (144A) (b)	33,821	33,375

MSF-212

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust 2.456%, 09/25/37 (b)	96,594	$95,898
6.036%, 09/25/37 (b)	80,075	83,185
WaMu Mortgage Pass-Through Certificates Trust 0.415%, 11/25/45 (b)	96,195	90,422
0.425%, 12/25/45 (b)	2,415,883	2,249,112
0.445%, 12/25/45 (b)	198,711	187,384
0.475%, 08/25/45 (b)	224,196	214,263
0.555%, 08/25/45 (b)	460,678	429,846
2.372%, 04/25/35 (b)	100,000	98,648

		66,955,220

Commercial Mortgage-Backed Securities—1.6%
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	12,954,938	13,350,569
NCUA Guaranteed Notes Trust 2.900%, 10/29/20	30,000,000	30,892,500

		44,243,069

Total Mortgage-Backed Securities (Cost $112,868,980)		111,198,289

Asset-Backed Securities—0.8%

Asset-Backed - Home Equity—0.1%
Bayview Financial Asset Trust 0.755%, 12/25/39 (144A) (b)	274,817	263,949
EMC Mortgage Loan Trust 0.605%, 12/25/42 (144A) (b)	76,487	71,977
Home Equity Mortgage Loan Asset-Backed Trust 0.415%, 06/25/36 (b)	4,390,795	1,039,564
Morgan Stanley Mortgage Loan Trust 0.245%, 12/25/36 (b)	270,556	155,223
0.455%, 03/25/36 (b)	1,887,584	1,202,408
Option One Mortgage Loan Trust 0.735%, 06/25/33 (b)	130,412	122,712
Structured Asset Securities Corp. Mortgage Loan Trust 0.375%, 02/25/36 (144A) (b)	4,878,466	295,011

		3,150,844

Asset-Backed - Other—0.4%
ACE Home Equity Loan Trust 0.415%, 02/25/31 (b)	447,578	423,423
Amortizing Residential Collateral Trust 0.775%, 01/01/32 (b)	66,120	58,550
Countrywide Home Equity Loan Trust 0.305%, 11/15/36 (b)	62,245	54,782
0.434%, 02/15/34 (b)	315,539	276,934
0.444%, 02/15/34 (b)	169,330	153,792
Countrywide Revolving Home Equity Loan Trust 0.294%, 07/15/36 (b)	1,408,622	1,189,576

Asset-Backed - Other—(Continued)
GMAC Mortgage Corp. Loan Trust 0.335%, 12/25/36 (b)	650,605	565,989
0.365%, 11/25/36 (b)	3,502,642	2,997,445
GSR Mortgage Loan Trust 0.695%, 11/25/30 (b)	2,724	399
Ownit Mortgage Loan Trust 3.384%, 12/25/36	1,290,009	594,598
RAAC Series 0.425%, 05/25/36 (144A) (b)	1,731,266	1,535,555
SACO I Trust 0.415%, 06/25/36 (b)	947,105	1,512,691
0.455%, 04/25/36 (b)	359,450	581,788
0.675%, 06/25/36 (b)	15,836	25,387
Soundview Home Loan Trust 5.645%, 10/25/36	260,200	263,819

		10,234,728

Asset-Backed - Student Loan—0.3%
NCUA Guaranteed Notes Trust 0.504%, 12/07/20 (b)	7,994,363	8,003,317

Total Asset-Backed Securities (Cost $26,869,357)		21,388,889

Short-Term Investments—12.5%

Mutual Fund—12.4%
State Street Navigator Securities Lending MET Portfolio (f)	348,875,821	348,875,821

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $3,157,949 on 10/01/14, collateralized by $3,055,000 U.S. Treasury Bond at 11.250% due 02/15/15 with a value of $3,225,897.	3,157,949	3,157,949

Total Short-Term Investments (Cost $352,033,770)		352,033,770

Total Investments—117.4% (Cost $3,278,380,864) (g)		3,293,341,587
Other assets and liabilities (net)—(17.4)%		(488,791,117)

Net Assets—100.0%		$2,804,550,470

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.

MSF-213

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $517,541,007 and the collateral received consisted of cash in the amount of $348,875,821 and non-cash collateral with a value of $180,803,331. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of September 30, 2014, the aggregate cost of investments was $3,278,380,864. The aggregate unrealized appreciation and depreciation of investments were $53,255,506 and $(38,294,783), respectively, resulting in net unrealized appreciation of $14,960,723.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $91,633,351, which is 3.3% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/31/14	193	USD	22,819,862	$3,896
U.S. Treasury Ultra Long Bond Futures	12/19/14	6	USD	915,770	(770)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/19/14	(830)	USD	(115,023,615)	561,428
U.S. Treasury Note 10 Year Futures	12/19/14	(418)	USD	(52,172,673)	72,892

Net Unrealized Appreciation					$637,446

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,351,925,384	$—	$2,351,925,384
Total Corporate Bonds & Notes*	—	261,192,419	—	261,192,419
Total Foreign Government*	—	195,602,836	—	195,602,836
Total Mortgage-Backed Securities*	—	111,198,289	—	111,198,289
Total Asset-Backed Securities*	—	21,388,889	—	21,388,889

MSF-214

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$348,875,821	$—	$—	$348,875,821
Repurchase Agreement	—	3,157,949	—	3,157,949
Total Short-Term Investments	348,875,821	3,157,949	—	352,033,770
Total Investments	$348,875,821	$2,944,465,766	$—	$3,293,341,587

Collateral for securities loaned (Liability)	$—	$(348,875,821)	$—	$(348,875,821)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$638,216	$—	$—	$638,216
Futures Contracts (Unrealized Depreciation)	(770)	—	—	(770)
Total Futures Contracts	$637,446	$—	$—	$637,446

*See	Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Net Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at September 30, 2014
U.S. Treasury & Government Agencies
Federal Agencies	$10,000,000	$—	$(10,000,000)	$—	$—

	$10,000,000	$—	$(10,000,000)	$—	$—

U.S. Treasury & Government Agency securities in the amount of $10,000,000 were transferred out of Level 3 due to the initiation of a vendor or broker providing quotations based on market activity which has been determined to be a significant observable input.

MSF-215

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—59.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (The)	21,340	$2,718,289
General Dynamics Corp.	20,870	2,652,368
Honeywell International, Inc.	85,605	7,971,538
Lockheed Martin Corp.	26,700	4,880,226
Precision Castparts Corp.	9,470	2,243,254
Raytheon Co.	36,320	3,690,838
United Technologies Corp.	69,515	7,340,784

		31,497,297

Air Freight & Logistics—0.2%
FedEx Corp.	15,470	2,497,631
UTi Worldwide, Inc. (a) (b)	33,260	353,554

		2,851,185

Airlines—0.1%
American Airlines Group, Inc.	11,120	394,538
Delta Air Lines, Inc.	23,530	850,609

		1,245,147

Automobiles—0.3%
Harley-Davidson, Inc.	75,672	4,404,110

Banks—3.8%
Citigroup, Inc.	370,865	19,218,224
PNC Financial Services Group, Inc. (The)	124,720	10,673,538
Wells Fargo & Co.	373,050	19,350,104
Zions Bancorporation	40,300	1,171,118

		50,412,984

Beverages—1.7%
Anheuser-Busch InBev NV (ADR)	74,468	8,254,778
Coca-Cola Co. (The)	107,900	4,603,014
Diageo plc (ADR)	28,018	3,233,277
Monster Beverage Corp. (a)	67,681	6,204,317

		22,295,386

Biotechnology—1.5%
Affimed Therapeutics B.V. (a) (b)	33,400	210,420
Alkermes plc (a)	75,465	3,235,185
Alnylam Pharmaceuticals, Inc. (a) (b)	6,290	491,249
Arena Pharmaceuticals, Inc. (a) (b)	130,295	545,936
BioCryst Pharmaceuticals, Inc. (a)	54,180	529,880
Genocea Biosciences, Inc. (a)	15,020	135,931
Gilead Sciences, Inc. (a)	34,300	3,651,235
GlycoMimetics, Inc. (a) (b)	55,683	386,440
Incyte Corp. (a) (b)	3,730	182,957
Ironwood Pharmaceuticals, Inc. (a) (b)	74,300	962,557
Karyopharm Therapeutics, Inc. (a) (b)	7,750	270,785
Kite Pharma, Inc. (a) (b)	8,500	242,250
Novavax, Inc. (a) (b)	56,510	235,647
NPS Pharmaceuticals, Inc. (a)	20,690	537,940
Otonomy, Inc. (a) (b)	11,100	266,400
PTC Therapeutics, Inc. (a) (b)	9,870	434,379
Puma Biotechnology, Inc. (a) (b)	1,190	283,898
Regeneron Pharmaceuticals, Inc. (a)	16,800	6,056,736

Biotechnology—(Continued)
Seattle Genetics, Inc. (a) (b)	5,340	198,541
TESARO, Inc. (a) (b)	14,520	390,878
Trevena, Inc. (a) (b)	45,260	290,569
Ultragenyx Pharmaceutical, Inc. (a) (b)	6,740	381,484
Versartis, Inc. (a) (b)	4,100	77,859

		19,999,156

Capital Markets—1.1%
Ameriprise Financial, Inc.	38,370	4,734,091
BlackRock, Inc.	9,740	3,197,837
Moelis & Co. (b)	17,129	584,955
Northern Trust Corp.	32,240	2,193,287
Raymond James Financial, Inc.	20,110	1,077,494
TD Ameritrade Holding Corp. (b)	38,350	1,279,739
Virtus Investment Partners, Inc.	3,440	597,528
WisdomTree Investments, Inc. (a) (b)	89,000	1,012,820

		14,677,751

Chemicals—1.1%
Cabot Corp.	41,000	2,081,570
Celanese Corp. - Series A	42,800	2,504,656
Dow Chemical Co. (The)	62,510	3,278,025
LyondellBasell Industries NV - Class A	24,600	2,673,036
Sherwin-Williams Co. (The)	20,270	4,438,927

		14,976,214

Commercial Services & Supplies—0.1%
Clean Harbors, Inc. (a) (b)	17,190	926,885

Communications Equipment—0.9%
Cisco Systems, Inc.	455,300	11,459,901

Construction & Engineering—0.2%
AECOM Technology Corp. (a) (b)	39,080	1,318,950
Jacobs Engineering Group, Inc. (a)	9,510	464,278
URS Corp.	9,160	527,708

		2,310,936

Consumer Finance—0.4%
Santander Consumer USA Holdings, Inc.	314,915	5,608,636

Containers & Packaging—0.5%
Ball Corp.	91,280	5,775,286
Owens-Illinois, Inc. (a)	57,100	1,487,455

		7,262,741

Diversified Financial Services—0.1%
MSCI, Inc. (a)	18,270	859,055

Electric Utilities—2.0%
Duke Energy Corp.	88,210	6,595,462
Edison International	50,630	2,831,230
Exelon Corp. (b)	68,580	2,337,892
FirstEnergy Corp.	4,200	140,994
ITC Holdings Corp.	32,450	1,156,193

MSF-216

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
NextEra Energy, Inc.	71,950	$6,754,666
Northeast Utilities	37,150	1,645,745
Pinnacle West Capital Corp.	22,640	1,237,050
Southern Co. (The)	85,682	3,740,019

		26,439,251

Electrical Equipment—0.3%
Eaton Corp. plc	60,530	3,835,786

Energy Equipment & Services—0.5%
Baker Hughes, Inc.	40,220	2,616,713
Halliburton Co.	24,890	1,605,654
Nabors Industries, Ltd.	39,630	901,979
Patterson-UTI Energy, Inc.	28,610	930,683

		6,055,029

Food & Staples Retailing—0.8%
CVS Health Corp.	82,650	6,578,114
Walgreen Co.	74,030	4,387,758

		10,965,872

Food Products—1.1%
Ingredion, Inc. (b)	11,851	898,187
Kraft Foods Group, Inc.	14,977	844,703
Mondelez International, Inc. - Class A	262,551	8,996,310
Post Holdings, Inc. (a) (b)	38,531	1,278,459
Snyders-Lance, Inc. (b)	35,460	939,690
SunOpta, Inc. (a)	107,590	1,298,611

		14,255,960

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	40,850	1,698,952
Covidien plc	88,550	7,660,460
Medtronic, Inc. (b)	130,060	8,057,217
Ocular Therapeutix, Inc. (a) (b)	22,000	329,340
St. Jude Medical, Inc.	96,520	5,803,748
Stryker Corp.	42,690	3,447,217

		26,996,934

Health Care Providers & Services—2.0%
Aetna, Inc.	72,290	5,855,490
Cardinal Health, Inc.	38,200	2,861,944
Cigna Corp.	36,093	3,273,274
HCA Holdings, Inc. (a)	85,790	6,049,911
McKesson Corp.	28,270	5,503,321
UnitedHealth Group, Inc.	35,628	3,072,915

		26,616,855

Hotels, Restaurants & Leisure—1.0%
Hilton Worldwide Holdings, Inc. (a)	97,420	2,399,455
Las Vegas Sands Corp.	17,350	1,079,343
Norwegian Cruise Line Holdings, Ltd. (a)	39,890	1,436,838
Starbucks Corp.	41,960	3,166,302
Wyndham Worldwide Corp.	56,910	4,624,506

		12,706,444

Household Durables—0.1%
Tempur Sealy International, Inc. (a)	34,620	1,944,605

Household Products—0.1%
Colgate-Palmolive Co.	27,945	1,822,573
Energizer Holdings, Inc.	200	24,642

		1,847,215

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	34,810	1,061,009
Pattern Energy Group, Inc.	7,210	222,933

		1,283,942

Industrial Conglomerates—0.7%
Danaher Corp.	122,610	9,315,908

Insurance—3.4%
Allstate Corp. (The)	62,760	3,851,581
American International Group, Inc.	161,370	8,717,208
Assured Guaranty, Ltd.	117,290	2,599,146
Hartford Financial Services Group, Inc. (The)	162,186	6,041,429
Marsh & McLennan Cos., Inc.	149,580	7,829,017
Principal Financial Group, Inc.	101,990	5,351,415
Prudential Financial, Inc.	55,150	4,849,891
XL Group plc	165,560	5,491,625

		44,731,312

Internet & Catalog Retail—0.7%
Amazon.com, Inc. (a)	22,170	7,148,495
Netflix, Inc. (a)	4,530	2,043,845

		9,192,340

Internet Software & Services—0.8%
Akamai Technologies, Inc. (a)	47,219	2,823,696
Envestnet, Inc. (a) (b)	17,687	795,915
Facebook, Inc. - Class A (a)	60,980	4,819,859
Google, Inc. - Class C (a)	280	161,661
Yelp, Inc. (a) (b)	38,090	2,599,643

		11,200,774

IT Services—2.1%
Accenture plc - Class A	47,372	3,852,291
Automatic Data Processing, Inc.	58,530	4,862,672
Cognizant Technology Solutions Corp. - Class A (a)	68,936	3,086,265
EVERTEC, Inc.	59,900	1,338,166
Global Payments, Inc.	24,550	1,715,554
Heartland Payment Systems, Inc. (b)	47,530	2,268,132
Visa, Inc. - Class A	35,096	7,488,433
WEX, Inc. (a) (b)	31,990	3,529,137

		28,140,650

Leisure Products—0.1%
Arctic Cat, Inc. (b)	23,345	812,873

MSF-217

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	37,600	$2,142,448
Thermo Fisher Scientific, Inc.	26,560	3,232,352

		5,374,800

Machinery—1.1%
Dover Corp.	41,580	3,340,121
Illinois Tool Works, Inc.	68,260	5,762,509
Luxfer Holdings plc (ADR)	82,500	1,423,950
Pentair plc	70,160	4,594,779

		15,121,359

Media—2.2%
Charter Communications, Inc. - Class A (a)	21,620	3,272,619
Comcast Corp. - Class A	129,490	6,963,972
DIRECTV (a)	103,600	8,963,472
DreamWorks Animation SKG, Inc. - Class A (a) (b)	14,830	404,414
Interpublic Group of Cos., Inc. (The)	69,550	1,274,156
Markit, Ltd. (a)	23,750	554,563
Time Warner, Inc.	555	41,742
Twenty-First Century Fox, Inc. - Class A	117,850	4,041,077
Walt Disney Co. (The)	46,378	4,129,033

		29,645,048

Metals & Mining—0.2%
Allegheny Technologies, Inc. (b)	19,900	738,290
Nucor Corp.	9,865	535,472
Reliance Steel & Aluminum Co.	15,000	1,026,000
Universal Stainless & Alloy Products, Inc. (a) (b)	3,370	88,833

		2,388,595

Multi-Utilities—0.5%
Ameren Corp.	48,820	1,871,270
DTE Energy Co.	18,260	1,389,221
PG&E Corp. (b)	53,700	2,418,648
Public Service Enterprise Group, Inc.	25,300	942,172

		6,621,311

Multiline Retail—0.3%
Dollar General Corp. (a)	31,890	1,948,798
Dollar Tree, Inc. (a)	43,865	2,459,511

		4,408,309

Oil, Gas & Consumable Fuels—4.5%
Alon USA Energy, Inc. (b)	222,990	3,202,136
Anadarko Petroleum Corp.	58,824	5,967,107
Cabot Oil & Gas Corp.	113,680	3,716,199
Chevron Corp.	29,895	3,567,071
Cobalt International Energy, Inc. (a)	604,545	8,221,812
Concho Resources, Inc. (a)	7,000	877,730
CONSOL Energy, Inc.	43,900	1,662,054
Diamondback Energy, Inc. (a)	34,830	2,604,587
Enbridge, Inc.	152,925	7,322,049

Oil, Gas & Consumable Fuels—(Continued)
Energen Corp.	20,040	1,447,690
Exxon Mobil Corp.	73,670	6,928,664
Gulfport Energy Corp. (a)	46,165	2,465,211
HollyFrontier Corp.	28,703	1,253,747
Kinder Morgan, Inc.	60,095	2,304,042
Pioneer Natural Resources Co.	21,760	4,286,067
Rice Energy, Inc. (a)	95,090	2,529,394
Williams Cos., Inc. (The)	29,985	1,659,670

		60,015,230

Paper & Forest Products—0.5%
Boise Cascade Co. (a)	71,981	2,169,507
International Paper Co.	85,900	4,100,866

		6,270,373

Personal Products—0.3%
Coty, Inc. - Class A (b)	128,560	2,127,668
Nu Skin Enterprises, Inc. - Class A (b)	36,968	1,664,669

		3,792,337

Pharmaceuticals—2.9%
Achaogen, Inc. (a) (b)	21,700	194,432
Actavis plc (a)	21,940	5,293,683
Aerie Pharmaceuticals, Inc. (a) (b)	12,730	263,384
Bristol-Myers Squibb Co.	162,060	8,294,231
Eli Lilly & Co.	66,690	4,324,846
Johnson & Johnson	67,690	7,215,077
Merck & Co., Inc.	144,860	8,587,301
Prestige Brands Holdings, Inc. (a) (b)	44,775	1,449,367
Relypsa, Inc. (a) (b)	17,835	376,140
Tetraphase Pharmaceuticals, Inc. (a) (b)	19,710	393,215
Zoetis, Inc.	62,350	2,303,832

		38,695,508

Professional Services—0.7%
Equifax, Inc.	40,231	3,006,865
Manpowergroup, Inc.	25,910	1,816,291
Nielsen NV	48,014	2,128,461
Robert Half International, Inc.	19,150	938,350
TriNet Group, Inc. (a)	56,770	1,461,827

		9,351,794

Real Estate Investment Trusts—1.7%
American Tower Corp.	62,632	5,864,234
AvalonBay Communities, Inc.	34,758	4,899,835
Public Storage	12,494	2,072,005
Simon Property Group, Inc.	21,168	3,480,442
SL Green Realty Corp. (REIT)	19,880	2,014,242
Weyerhaeuser Co.	116,560	3,713,602

		22,044,360

Road & Rail—0.4%
Con-way, Inc.	10,220	485,450
J.B. Hunt Transport Services, Inc.	13,910	1,030,035

MSF-218

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Road & Rail—(Continued)
Kansas City Southern	3,670	$444,804
Norfolk Southern Corp.	17,720	1,977,552
Swift Transportation Co. (a) (b)	41,870	878,433

		4,816,274

Semiconductors & Semiconductor Equipment—1.3%
Applied Materials, Inc.	110,980	2,398,278
First Solar, Inc. (a) (b)	4,640	305,358
Freescale Semiconductor, Ltd. (a) (b)	236,518	4,619,197
Intel Corp.	256,683	8,937,702
Lam Research Corp.	15,870	1,185,489
SunPower Corp. (a) (b)	6,370	215,816

		17,661,840

Software—1.8%
Activision Blizzard, Inc.	157,490	3,274,217
Cadence Design Systems, Inc. (a) (b)	25,380	436,790
Microsoft Corp.	430,575	19,961,457

		23,672,464

Specialty Retail—2.4%
Advance Auto Parts, Inc.	36,720	4,784,616
AutoZone, Inc. (a)	10,680	5,443,169
L Brands, Inc.	31,570	2,114,559
Lowe’s Cos., Inc.	206,980	10,953,381
Ross Stores, Inc.	68,270	5,159,847
Signet Jewelers, Ltd. (b)	29,205	3,326,741

		31,782,313

Technology Hardware, Storage & Peripherals—3.5%
Apple, Inc.	403,344	40,636,908
Western Digital Corp.	64,791	6,305,460

		46,942,368

Textiles, Apparel & Luxury Goods—0.3%
Ralph Lauren Corp.	28,610	4,712,925

Tobacco—1.9%
Altria Group, Inc.	306,840	14,096,230
Lorillard, Inc.	70,190	4,205,083
Philip Morris International, Inc.	92,060	7,677,804

		25,979,117

Total Common Stocks (Cost $731,479,403)		786,425,459

U.S. Treasury & Government Agencies—15.8%

Agency Sponsored Mortgage - Backed—13.5%
Fannie Mae 15 Yr. Pool 2.500%, TBA (c)	900,000	905,689
3.000%, 07/01/28	3,243,251	3,350,502

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 3.500%, 07/01/28	479,562	507,680
3.500%, 11/01/28	1,809,618	1,904,336
4.000%, 04/01/26	87,881	93,816
4.000%, TBA (c)	300,000	317,297
4.500%, 08/01/18	814,313	860,634
4.500%, 06/01/24	665,578	716,328
4.500%, 02/01/25	196,856	210,056
4.500%, 04/01/25	27,117	28,951
4.500%, 07/01/25	132,524	141,363
4.500%, 06/01/26	2,844,083	3,036,662
5.000%, TBA (c)	1,500,000	1,583,371
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	1,189,701	1,180,034
3.000%, 03/01/43	3,365,618	3,329,734
3.000%, 04/01/43	2,647,873	2,620,414
3.000%, 05/01/43	4,434,533	4,393,117
3.000%, 06/01/43	447,216	444,256
3.000%, TBA (c)	11,300,000	11,139,328
3.500%, 03/01/43	91,374	93,522
3.500%, 05/01/43	180,764	185,060
3.500%, 06/01/43	664,304	681,679
3.500%, 07/01/43	1,040,739	1,067,077
3.500%, 08/01/43	1,622,553	1,664,085
3.500%, TBA (c)	1,700,000	1,737,586
4.000%, TBA (c)	20,600,000	21,708,537
4.500%, 09/01/41	141,543	153,121
4.500%, 08/01/42	222,910	240,900
4.500%, 09/01/43	3,836,746	4,150,598
4.500%, 10/01/43	568,034	614,732
4.500%, 12/01/43	463,037	501,309
4.500%, 01/01/44	1,050,355	1,145,491
4.500%, TBA (c)	7,600,000	8,199,687
5.000%, 04/01/33	9,795	10,823
5.000%, 07/01/33	26,688	29,508
5.000%, 09/01/33	433,041	478,991
5.000%, 11/01/33	105,778	117,021
5.000%, 12/01/33	43,168	47,752
5.000%, 02/01/34	18,671	20,649
5.000%, 03/01/34	9,042	10,002
5.000%, 04/01/34	8,960	9,910
5.000%, 06/01/34	8,244	9,119
5.000%, 07/01/34	131,020	144,919
5.000%, 10/01/34	340,075	376,086
5.000%, 07/01/35	223,684	247,429
5.000%, 10/01/35	250,952	277,563
5.000%, 12/01/35	194,501	215,084
5.000%, 08/01/36	181,056	200,186
5.000%, 07/01/37	92,402	102,216
5.000%, 07/01/41	151,992	168,556
5.000%, 08/01/41	103,937	114,932
5.000%, TBA (c)	300,000	331,003
5.500%, 08/01/28	32,380	36,029
5.500%, 04/01/33	112,097	125,883
5.500%, 08/01/37	698,063	782,996

MSF-219

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 04/01/41	57,577	$64,128
5.500%, TBA (c)	600,000	668,180
6.000%, 03/01/28	9,520	10,748
6.000%, 05/01/28	15,261	17,231
6.000%, 06/01/28	2,534	2,861
6.000%, 02/01/34	431,889	491,751
6.000%, 08/01/34	238,727	271,718
6.000%, 04/01/35	1,945,896	2,217,771
6.000%, 02/01/38	173,763	197,096
6.000%, 03/01/38	64,468	73,394
6.000%, 05/01/38	198,859	227,349
6.000%, 10/01/38	58,483	66,669
6.000%, 12/01/38	75,017	85,413
6.000%, TBA (c)	1,400,000	1,582,383
6.500%, 05/01/40	1,548,423	1,752,723
Fannie Mae ARM Pool 2.989%, 03/01/41 (d)	172,910	183,852
3.132%, 03/01/41 (d)	229,584	243,943
3.178%, 12/01/40 (d)	375,089	391,653
3.362%, 06/01/41 (d)	439,593	461,843
3.507%, 09/01/41 (d)	335,175	354,075
Fannie Mae Pool 2.290%, 10/01/22	19,305	18,795
2.440%, 01/01/23	20,000	19,361
2.450%, 08/01/22	14,266	14,046
2.660%, 09/01/22	19,398	19,342
2.760%, 05/01/21	175,000	177,003
2.780%, 04/01/22	28,699	28,945
2.980%, 01/01/22	28,666	29,258
3.200%, 04/01/22	19,337	19,967
3.210%, 05/01/23	165,000	169,191
3.340%, 04/01/24	85,000	87,940
3.450%, 01/01/24	35,000	36,465
3.470%, 01/01/24	34,751	36,252
3.650%, 08/01/23	1,873,658	1,978,321
3.670%, 08/01/23	83,985	88,797
3.700%, 10/01/23	25,000	26,482
3.760%, 03/01/24	30,000	31,900
3.780%, 10/01/23	2,224,402	2,369,231
3.810%, 11/01/23	642,674	685,897
3.855%, 12/01/25	45,000	47,708
3.860%, 11/01/23	25,000	26,797
3.870%, 10/01/25	78,997	84,218
3.890%, 05/01/30	104,689	109,903
3.930%, 10/01/23	110,000	118,289
3.960%, 05/01/34	44,814	46,776
3.970%, 05/01/29	30,000	31,915
4.060%, 10/01/28	68,733	73,648
Fannie Mae-ACES 2.494%, 01/25/22 (d) (e)	1,736,702	202,086
3.329%, 10/25/23 (d)	505,000	518,951
Freddie Mac 15 Yr. Gold Pool 2.500%, 11/01/28	2,183,831	2,208,757
3.000%, 07/01/28	1,221,309	1,258,871
3.000%, 08/01/29	782,784	808,329

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 3.000%, TBA (c)	100,000	102,828
3.500%, TBA (c)	1,500,000	1,573,617
4.000%, TBA (c)	2,000,000	2,112,812
Freddie Mac 20 Yr. Gold Pool 3.500%, 08/01/34	1,686,040	1,750,794
Freddie Mac 30 Yr. Gold Pool 3.000%, 03/01/43	556,391	550,106
3.000%, 04/01/43	2,965,470	2,931,968
3.000%, 08/01/43	1,327,878	1,312,876
3.500%, 04/01/42	372,975	382,459
3.500%, 08/01/42	299,722	307,575
3.500%, 09/01/42	170,935	175,062
3.500%, 11/01/42	344,592	352,498
3.500%, 04/01/43	1,095,593	1,122,100
3.500%, 12/01/43	1,049,190	1,074,574
3.500%, TBA (c)	1,500,000	1,530,996
4.000%, 01/01/44	4,119,073	4,342,508
4.000%, TBA (c)	5,300,000	5,579,904
4.500%, 09/01/43	355,276	384,380
4.500%, 11/01/43	3,581,379	3,868,750
4.500%, TBA (c)	5,400,000	5,823,562
5.000%, 09/01/39	2,844,200	3,129,953
5.500%, 07/01/33	321,273	360,649
5.500%, 04/01/39	158,000	175,806
5.500%, 06/01/41	585,336	651,478
Freddie Mac ARM Non-Gold Pool 3.015%, 02/01/41 (d)	343,231	365,444
Freddie Mac Multifamily Structured Pass-Through Certificates 1.641%, 06/25/22 (d) (e)	1,951,414	178,789
1.687%, 12/25/18 (d) (e)	3,212,231	181,587
1.875%, 03/25/22 (d) (e)	1,499,503	153,533
1.910%, 05/25/19 (d) (e)	2,512,803	175,137
2.637%, 01/25/23	1,525,000	1,504,844
Ginnie Mae (CMO) 0.989%, 02/16/53 (d) (e)	3,241,116	250,402
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	297	298
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (c)	1,400,000	1,409,516
3.500%, TBA (c)	7,500,000	7,749,609
4.000%, 09/15/42	2,055,054	2,184,025
4.500%, 04/15/41	1,821,341	1,982,005
4.500%, 02/15/42	3,706,676	4,033,678
5.000%, 12/15/38	120,963	133,276
5.000%, 04/15/39	2,829,532	3,116,007
5.000%, 07/15/39	258,174	285,427
5.000%, 12/15/40	360,579	399,750
5.500%, 12/15/40	1,191,730	1,325,347
9.000%, 11/15/19	5,836	5,866
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (c)	2,000,000	2,012,656
4.000%, TBA (c)	7,000,000	7,418,358
4.500%, TBA (c)	1,500,000	1,626,797
5.000%, 10/20/39	62,744	69,806

		179,661,243

MSF-220

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—0.1%
Federal Home Loan Bank 5.500%, 07/15/36 (b)	360,000	$466,626
Tennessee Valley Authority 5.980%, 04/01/36	430,000	570,329

		1,036,955

U.S. Treasury—2.2%
U.S. Treasury Bonds 2.750%, 08/15/42 (b) (f)	500,000	458,125
3.125%, 08/15/44 (b)	5,040,000	4,959,672
3.375%, 05/15/44 (b) (f)	3,300,000	3,407,250
3.750%, 11/15/43 (b)	3,079,000	3,403,256
U.S. Treasury Inflation Indexed Bonds 1.375%, 02/15/44 (b)	3,143,542	3,362,361
U.S. Treasury Inflation Indexed Notes 0.625%, 01/15/24	9,720,872	9,769,476
U.S. Treasury Notes 2.750%, 02/15/24 (b) (f)	3,815,000	3,904,713

		29,264,853

Total U.S. Treasury & Government Agencies (Cost $208,768,707)		209,963,051

Corporate Bonds & Notes—9.9%

Aerospace/Defense—0.0%
Triumph Group, Inc. 5.250%, 06/01/22	160,000	157,600

Agriculture—0.0%
Altria Group, Inc. 4.000%, 01/31/24	275,000	280,622

Apparel—0.0%
William Carter Co. (The) 5.250%, 08/15/21	400,000	412,000

Auto Manufacturers—0.0%
General Motors Co. 6.250%, 10/02/43	290,000	339,300

Banks—3.9%
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 02/19/19 (EUR) (d)	1,000,000	1,331,341
9.000%, 05/09/18 (d)	600,000	637,500
Banco Santander S.A. 6.250%, 03/12/19 (EUR) (d)	1,400,000	1,713,012
Bank of America Corp. 2.600%, 01/15/19	267,000	266,480
3.300%, 01/11/23	882,000	860,233
4.100%, 07/24/23	866,000	884,097
4.125%, 01/22/24	1,075,000	1,095,539
4.200%, 08/26/24	255,000	252,795
6.050%, 05/16/16	950,000	1,020,027
7.750%, 05/14/38	1,000,000	1,351,269

Banks—(Continued)
Bank of Ireland 10.000%, 07/30/16 (EUR) (b)	460,000	627,484
Barclays Bank plc 6.050%, 12/04/17 (144A)	2,325,000	2,584,386
Barclays plc 8.000%, 12/15/20 (EUR) (d)	350,000	459,750
8.250%, 12/15/18 (d)	600,000	615,750
BNP Paribas S.A. 2.400%, 12/12/18 (b)	2,100,000	2,105,981
BPCE S.A. 5.150%, 07/21/24 (144A) (b)	2,150,000	2,215,601
Capital One Financial Corp. 6.150%, 09/01/16	1,575,000	1,720,941
CIT Group, Inc. 5.500%, 02/15/19 (144A)	540,000	564,975
Citigroup, Inc. 1.700%, 07/25/16	525,000	530,321
3.375%, 03/01/23	611,000	601,619
4.450%, 01/10/17	269,000	286,612
4.875%, 05/07/15	500,000	512,555
5.500%, 09/13/25	2,150,000	2,341,369
Credit Agricole S.A. 6.500%, 06/23/21 (EUR) (d)	450,000	572,636
6.625%, 09/23/19 (144A) (b) (d)	270,000	258,188
8.125%, 09/19/33 (144A) (b) (d)	225,000	249,699
Credit Suisse AG 5.750%, 09/18/25 (EUR) (d)	280,000	387,658
Credit Suisse Group AG 6.250%, 12/18/24 (144A) (d)	240,000	232,200
7.500%, 12/11/23 (144A) (d)	650,000	682,500
Credit Suisse Group Guernsey I, Ltd. 7.875%, 02/24/41 (d)	250,000	265,000
Goldman Sachs Group, Inc. (The) 1.835%, 11/29/23 (d)	864,000	897,383
3.625%, 02/07/16	331,000	342,063
3.625%, 01/22/23	552,000	547,958
4.800%, 07/08/44	275,000	276,528
6.750%, 10/01/37	1,375,000	1,641,457
HSBC Holdings plc 5.250%, 03/14/44	280,000	297,263
5.625%, 01/17/20 (b) (d)	675,000	670,275
JPMorgan Chase & Co. 3.200%, 01/25/23	1,107,000	1,080,631
3.375%, 05/01/23	710,000	680,136
4.750%, 03/01/15	667,000	678,993
5.625%, 08/16/43	600,000	664,886
6.000%, 01/15/18	725,000	816,001
6.750%, 02/01/24 (d)	388,000	407,594
KBC Groep NV 5.625%, 03/19/19 (EUR) (d)	190,000	230,080
LBI HF 6.100%, 08/25/11 (144A) (g)	320,000	36,800
Lloyds Banking Group plc 6.375%, 06/27/20 (EUR) (d)	580,000	752,715
7.000%, 06/27/19 (GBP) (b) (d)	280,000	448,021

MSF-221

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 2.500%, 01/24/19 (b)	455,000	$455,031
3.800%, 04/29/16	345,000	359,462
4.350%, 09/08/26	870,000	855,051
5.000%, 11/24/25	707,000	739,388
5.750%, 01/25/21	550,000	624,909
6.250%, 08/28/17	1,000,000	1,123,546
PNC Funding Corp. 5.250%, 11/15/15	1,000,000	1,049,884
Royal Bank of Scotland Group plc 5.125%, 05/28/24	535,000	525,670
6.125%, 12/15/22	560,000	592,725
Santander U.S. Debt S.A. Unipersonal 3.724%, 01/20/15 (144A)	1,000,000	1,008,549
Societe Generale S.A. 6.000%, 01/27/20 (144A) (d)	300,000	274,770
6.750%, 04/07/21 (EUR) (d)	480,000	603,233
8.250%, 11/29/18 (b) (d)	1,210,000	1,243,880
UBS AG 7.625%, 08/17/22	250,000	290,439
UniCredit S.p.A. 8.000%, 06/03/24 (d)	230,000	228,101
Wells Fargo & Co. 3.300%, 09/09/24	2,375,000	2,329,958
4.100%, 06/03/26	1,170,000	1,165,887
4.125%, 08/15/23	615,000	635,863

		51,802,648

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 0.800%, 07/15/15	550,000	551,619

Biotechnology—0.0%
Amgen, Inc. 5.650%, 06/15/42	236,000	268,062

Building Materials—0.0%
Building Materials Corp. of America 6.750%, 05/01/21 (144A)	270,000	282,825

Chemicals—0.1%
CF Industries, Inc. 5.150%, 03/15/34	1,060,000	1,116,990

Coal—0.0%
Peabody Energy Corp. 6.500%, 09/15/20 (b)	360,000	336,600

Commercial Services—0.1%
ADT Corp. (The) 6.250%, 10/15/21 (b)	250,000	258,750
Cardtronics, Inc. 5.125%, 08/01/22 (144A)	220,000	216,700
Deluxe Corp. 7.000%, 03/15/19	210,000	219,712

Commercial Services—(Continued)
Sotheby’s 5.250%, 10/01/22 (144A)	290,000	274,775

		969,937

Computers—0.0%
NCR Corp. 4.625%, 02/15/21	240,000	235,200

Diversified Financial Services—0.5%
Ally Financial, Inc. 5.125%, 09/30/24 (b)	80,000	78,400
General Electric Capital Corp. 5.300%, 02/11/21	1,350,000	1,521,511
6.250%, 12/15/22 (d)	600,000	646,500
General Motors Financial Co., Inc. 3.500%, 07/10/19	1,080,000	1,088,097
4.750%, 08/15/17	1,215,000	1,272,712
International Lease Finance Corp. 5.875%, 04/01/19 (b)	810,000	862,650
Navient LLC 5.500%, 01/15/19	520,000	530,400
7.250%, 01/25/22	290,000	314,650

		6,314,920

Electric—0.3%
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	1,121,000	1,449,468
DPL, Inc. 7.250%, 10/15/21	345,000	356,212
Georgia Power Co. 3.000%, 04/15/16	1,051,000	1,086,866
Pacific Gas & Electric Co. 3.750%, 02/15/24	360,000	368,055
Xcel Energy, Inc. 6.500%, 07/01/36	425,000	555,176

		3,815,777

Engineering & Construction—0.0%
Odebrecht Offshore Drilling Finance, Ltd. 6.750%, 10/01/22 (144A)	5,508	5,714

Environmental Control—0.0%
Clean Harbors, Inc. 5.250%, 08/01/20	210,000	210,000

Food—0.2%
Grupo Bimbo S.A.B. de C.V. 4.875%, 06/27/44 (144A)	1,270,000	1,228,572
Sysco Corp. 2.350%, 10/02/19	700,000	700,015

		1,928,587

MSF-222

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.0%
Clearwater Paper Corp. 5.375%, 02/01/25 (144A)	220,000	$217,250

Healthcare-Services—0.2%
CHS/Community Health Systems, Inc. 5.125%, 08/01/21 (144A)	150,000	149,625
HCA, Inc. 6.500%, 02/15/20	810,000	884,925
Humana, Inc. 2.625%, 10/01/19	450,000	449,725
Tenet Healthcare Corp. 6.000%, 10/01/20	460,000	486,450
WellPoint, Inc. 2.300%, 07/15/18	1,047,000	1,049,708

		3,020,433

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 12 II, Ltd. 2.000%, 11/08/17 (144A)	1,475,000	1,485,939

Home Builders—0.0%
Lennar Corp. 4.500%, 06/15/19	215,000	213,119
Ryland Group, Inc. (The) 5.375%, 10/01/22	240,000	234,000

		447,119

Insurance—0.4%
American International Group, Inc. 4.500%, 07/16/44	475,000	469,272
5.450%, 05/18/17	485,000	534,468
Marsh & McLennan Cos., Inc. 2.550%, 10/15/18	525,000	533,882
3.500%, 03/10/25	370,000	363,862
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	325,000	502,055
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A)	1,000,000	1,539,543
Prudential Financial, Inc. 4.750%, 09/17/15	842,000	875,281
Teachers Insurance & Annuity Association of America 6.850%, 12/16/39 (144A)	724,000	932,732

		5,751,095

Internet—0.0%
Equinix, Inc. 4.875%, 04/01/20	230,000	227,700

Iron/Steel—0.1%
ABJA Investment Co. Pte, Ltd. 5.950%, 07/31/24	985,000	996,820
Glencore Funding LLC 1.700%, 05/27/16 (144A)	625,000	629,241

Iron/Steel—(Continued)
Steel Dynamics, Inc. 5.125%, 10/01/21 (144A)	95,000	96,425
5.500%, 10/01/24 (144A) (b)	105,000	105,525
United States Steel Corp. 7.375%, 04/01/20 (b)	10,000	11,100

		1,839,111

Machinery-Diversified—0.0%
Case New Holland Industrial, Inc. 7.875%, 12/01/17	335,000	372,269

Media—0.9%
21st Century Fox America, Inc. 6.150%, 03/01/37	825,000	981,394
British Sky Broadcasting Group plc 2.625%, 09/16/19 (144A)	810,000	809,512
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	10,000	9,600
5.250%, 09/30/22	10,000	9,787
5.750%, 09/01/23	60,000	59,700
Comcast Corp. 4.750%, 03/01/44	245,000	258,470
COX Communications, Inc. 8.375%, 03/01/39 (144A)	725,000	1,027,736
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.000%, 03/01/21	291,000	322,242
5.150%, 03/15/42	439,000	443,891
DISH DBS Corp. 7.875%, 09/01/19	490,000	553,700
Gannett Co., Inc. 5.125%, 10/15/19 (144A)	550,000	555,500
NBCUniversal Media LLC 5.150%, 04/30/20	601,000	682,361
Time Warner Cable, Inc. 5.000%, 02/01/20 (b)	710,000	788,985
8.250%, 04/01/19	626,000	779,666
8.750%, 02/14/19	669,000	842,145
Time Warner, Inc. 2.100%, 06/01/19	695,000	683,069
5.875%, 11/15/16	475,000	521,186
6.500%, 11/15/36	1,325,000	1,594,243
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	450,000	454,500
Viacom, Inc. 5.625%, 09/15/19	775,000	881,855

		12,259,542

Mining—0.1%
Barrick Gold Corp. 4.100%, 05/01/23	300,000	288,269
FMG Resources (August 2006) Pty, Ltd. 6.875%, 04/01/22 (144A) (b)	220,000	223,850

		512,119

MSF-223

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—0.1%
Asian Development Bank 6.350%, 08/17/16 (INR)	49,000,000	$793,270

Oil & Gas—0.6%
Anadarko Petroleum Corp. 6.375%, 09/15/17	900,000	1,020,166
California Resources Corp. 5.000%, 01/15/20 (144A)	40,000	40,600
5.500%, 09/15/21 (144A)	85,000	86,275
6.000%, 11/15/24 (144A)	55,000	56,513
Cenovus Energy, Inc. 5.200%, 09/15/43	1,350,000	1,444,079
CNPC General Capital, Ltd. 1.450%, 04/16/16 (144A) (b)	1,300,000	1,299,598
Denbury Resources, Inc. 5.500%, 05/01/22	115,000	113,850
Harvest Operations Corp. 6.875%, 10/01/17	210,000	218,925
Lukoil International Finance B.V. 3.416%, 04/24/18 (144A)	1,150,000	1,076,688
Nexen Energy ULC 5.875%, 03/10/35	35,000	40,091
Petrobras International Finance Co. 3.875%, 01/27/16	1,835,000	1,878,122
Tesoro Corp. 5.125%, 04/01/24 (b)	30,000	29,100
WPX Energy, Inc. 5.250%, 09/15/24	55,000	53,350
6.000%, 01/15/22	20,000	20,620

		7,377,977

Pipelines—0.4%
Energy Transfer Equity L.P. 7.500%, 10/15/20	390,000	433,875
Energy Transfer Partners L.P. 4.150%, 10/01/20	992,000	1,030,113
4.900%, 02/01/24	525,000	548,751
Kinder Morgan Energy Partners L.P. 5.500%, 03/01/44	675,000	676,505
Kinder Morgan, Inc. 7.250%, 06/01/18	260,000	295,425
Southern Star Central Corp. 5.125%, 07/15/22 (144A)	25,000	24,875
Williams Partners L.P. 3.900%, 01/15/25	930,000	923,104
4.300%, 03/04/24	695,000	708,869

		4,641,517

Real Estate Investment Trusts—0.6%
Brandywine Operating Partnership L.P. 3.950%, 02/15/23	875,000	874,485
Duke Realty L.P. 3.625%, 04/15/23 (b)	550,000	539,583
Health Care REIT, Inc.
4.500%, 01/15/24	500,000	514,425

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp. 3.125%, 06/01/23	850,000	816,615
Liberty Property L.P. 4.125%, 06/15/22	525,000	543,986
Prologis L.P. 3.350%, 02/01/21 (b)	2,675,000	2,669,329
Ventas Realty L.P. / Ventas Capital Corp. 2.700%, 04/01/20	1,645,000	1,618,371
3.125%, 11/30/15	500,000	513,432

		8,090,226

Retail—0.1%
AutoZone, Inc. 3.700%, 04/15/22	875,000	891,387
CVS Health Corp. 5.300%, 12/05/43	102,000	114,281
Group 1 Automotive, Inc. 5.000%, 06/01/22 (144A)	205,000	198,338
Wal-Mart Stores, Inc. 4.300%, 04/22/44 (b)	625,000	628,698

		1,832,704

Savings & Loans—0.1%
Nationwide Building Society 6.875%, 06/20/19 (GBP) (d)	730,000	1,142,315

Semiconductors—0.1%
TSMC Global, Ltd. 1.625%, 04/03/18 (144A)	1,400,000	1,382,437

Software—0.1%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	420,000	436,800
Audatex North America, Inc. 6.000%, 06/15/21 (144A)	220,000	225,500

		662,300

Telecommunications—0.7%
AT&T, Inc. 4.800%, 06/15/44	810,000	798,061
Inmarsat Finance plc 4.875%, 05/15/22 (144A)	130,000	127,075
SoftBank Corp. 4.500%, 04/15/20 (144A)	380,000	379,050
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	540,000	590,625
T-Mobile USA, Inc. 6.464%, 04/28/19	440,000	457,050
6.731%, 04/28/22	400,000	409,000
Verizon Communications, Inc. 2.625%, 02/21/20 (144A)	1,777,000	1,754,707
3.450%, 03/15/21	365,000	370,447
5.012%, 08/21/54 (144A)	783,000	786,717
5.150%, 09/15/23	403,000	446,270

MSF-224

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc. 6.550%, 09/15/43	2,180,000	$2,723,675

		8,842,677

Transportation—0.0%
Ryder System, Inc. 2.550%, 06/01/19	365,000	365,501

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.875%, 07/11/22 (144A)	1,425,000	1,531,366

Total Corporate Bonds & Notes (Cost $131,436,424)		131,823,268

Mortgage-Backed Securities—7.6%

Collateralized Mortgage Obligations—2.3%
Adjustable Rate Mortgage Trust 0.425%, 11/25/35 (d)	1,437,333	1,334,640
Banc of America Funding Trust 0.384%, 02/20/47 (d)	1,970,061	1,709,901
Bear Stearns Adjustable Rate Mortgage Trust 2.645%, 07/25/36 (d)	947,406	803,952
Bear Stearns ALT-A Trust 0.635%, 02/25/36 (d)	1,403,661	1,166,102
2.701%, 08/25/36 (d)	1,170,378	862,335
Bear Stearns Mortgage Funding Trust 0.355%, 02/25/37 (d)	1,183,864	875,442
Countrywide Alternative Loan Trust 0.425%, 01/25/36 (d)	379,596	339,191
0.475%, 11/25/35 (d)	260,845	212,562
0.605%, 10/25/36 (d)	255,684	189,387
0.955%, 12/25/35 (d)	1,327,831	1,097,862
5.500%, 11/25/35	1,673,767	1,566,994
5.750%, 05/25/36	237,809	202,997
6.000%, 12/25/36	261,199	203,575
6.000%, 05/25/37	344,350	282,165
6.500%, 09/25/37	2,938,605	2,390,408
Countrywide Home Loan Mortgage Pass-Through Trust 0.355%, 04/25/46 (d)	530,570	430,681
0.495%, 02/25/35 (d)	274,902	250,128
0.495%, 03/25/35 (d)	297,559	261,907
2.416%, 06/20/35 (d)	47,001	45,308
2.584%, 09/25/47 (d)	1,133,910	1,014,644
5.750%, 08/25/37	944,602	904,807
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.305%, 12/25/36 (d)	635,875	548,876
DSLA Mortgage Loan Trust 1.035%, 03/19/46 (d)	141,688	110,336
GSR Mortgage Loan Trust 0.655%, 11/25/35 (d)	987,328	738,857
2.742%, 01/25/36 (d)	1,288,591	1,186,296
6.000%, 07/25/37	717,281	651,626

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust 0.503%, 01/19/35 (d)	126,453	89,872
IndyMac INDA Mortgage Loan Trust 2.604%, 12/25/36 (d)	923,158	811,433
IndyMac INDX Mortgage Loan Trust 0.395%, 07/25/35 (d)	98,936	88,539
0.555%, 07/25/46 (d)	171,625	85,451
2.666%, 10/25/35 (d)	141,433	122,397
Lehman XS Trust 0.345%, 11/25/46 (d)	1,238,388	1,030,554
0.395%, 06/25/47 (d)	1,227,361	829,070
1.005%, 09/25/47 (d)	1,211,394	1,005,340
Luminent Mortgage Trust 0.355%, 02/25/46 (d)	1,247,743	925,050
0.395%, 04/25/36 (d)	216,089	146,938
0.415%, 11/25/35 (d)	1,239,589	1,135,794
MASTR Adjustable Rate Mortgages Trust 0.395%, 05/25/37 (d)	296,320	201,457
2.021%, 09/25/33 (d)	206,510	206,332
Merrill Lynch Mortgage Investors Trust 2.519%, 07/25/35 (d)	1,250,041	1,042,394
Morgan Stanley Mortgage Loan Trust 2.588%, 05/25/36 (d)	629,780	461,640
Residential Accredit Loans, Inc. Trust 0.375%, 02/25/46 (d)	544,705	262,139
0.915%, 09/25/46 (d)	804,547	545,650
1.410%, 11/25/37 (d)	230,930	149,811
RFMSI Trust 3.054%, 04/25/37 (d)	159,925	140,144
Structured Adjustable Rate Mortgage Loan Trust 0.455%, 09/25/34 (d)	125,977	112,780
WaMu Mortgage Pass-Through Certificates Trust 0.935%, 12/25/46 (d)	164,393	136,396
1.095%, 07/25/46 (d)	142,556	122,620
Wells Fargo Alternative Loan Trust 2.596%, 12/28/37 (d)	45,647	37,519
Wells Fargo Mortgage Backed Securities Trust 2.491%, 10/25/36 (d)	934,909	875,053
2.609%, 10/25/35 (d)	1,541,000	1,449,035

		31,394,387

Commercial Mortgage-Backed Securities—5.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.347%, 11/10/42 (d)	1,221,292	1,220,801
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,520,000	2,485,786
Bear Stearns Commercial Mortgage Securities Trust 4.871%, 09/11/42	146,836	150,590
5.288%, 10/12/42 (d)	840,000	861,949
5.405%, 12/11/40 (d)	1,199,649	1,241,493
5.449%, 12/11/40 (d)	170,000	177,171
5.537%, 10/12/41	649,506	695,667
5.694%, 06/11/50 (d)	430,170	470,190

MSF-225

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities, Inc. 5.331%, 02/11/44	224,032	$238,785
CD Mortgage Trust 5.480%, 01/15/46 (d)	760,000	791,561
6.316%, 11/15/44 (d)	80,000	88,603
Citigroup / Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,645,000	1,757,324
Citigroup Commercial Mortgage Trust 3.855%, 05/10/47	650,000	671,497
4.023%, 03/10/47	655,000	686,123
4.131%, 11/10/46	1,275,000	1,348,198
6.339%, 12/10/49 (d)	765,000	842,947
COBALT CMBS Commercial Mortgage Trust 5.223%, 08/15/48	425,408	452,252
Commercial Mortgage Pass-Through Certificates 3.213%, 03/10/46	660,000	658,487
3.424%, 03/10/31 (144A)	1,065,000	1,075,602
3.694%, 08/10/47	365,000	371,859
3.961%, 03/10/47	700,000	730,883
4.378%, 07/10/45 (d)	1,280,134	1,376,558
4.402%, 07/10/45 (144A) (d)	255,000	210,628
4.496%, 03/10/46 (144A) (d)	315,000	206,743
6.241%, 12/10/49 (d)	1,708,489	1,849,649
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	420,000	427,385
FREMF Mortgage Trust 5.405%, 09/25/43 (144A) (d)	855,000	938,447
GMAC Commercial Mortgage Securities, Inc. 5.238%, 11/10/45 (d)	402,862	415,750
Greenwich Capital Commercial Mortgage Trust 5.736%, 12/10/49	1,655,000	1,812,664
GS Mortgage Securities Corp. II 2.954%, 11/05/34 (144A)	1,565,000	1,534,738
GS Mortgage Securities Corp. Trust 3.633%, 06/05/31 (144A)	130,000	133,949
GS Mortgage Securities Trust 0.366%, 07/10/46 (d) (e)	8,577,266	104,102
1.865%, 08/10/44 (144A) (d) (e)	1,675,004	104,102
3.674%, 04/10/47 (144A)	235,000	157,505
3.680%, 04/10/47	635,000	658,150
3.862%, 06/10/47	1,035,000	1,069,405
3.998%, 04/10/47	520,000	543,540
4.243%, 08/10/46	520,000	556,249
5.029%, 04/10/47 (144A) (d)	585,000	541,956
Hilton USA Trust 2.662%, 11/05/30 (144A)	1,370,000	1,374,746
2.906%, 11/05/30 (144A) (d)	255,000	255,160
JP Morgan Chase Commercial Mortgage Securities Corp. 2.840%, 12/15/47	565,000	549,870
4.573%, 12/15/47 (144A) (d)	245,000	207,643

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust 0.890%, 09/15/47 (d) (e)	4,840,000	261,679
1.654%, 02/12/51 (d)	1,007,125	969,595
2.753%, 10/15/45 (144A) (d)	265,147	199,646
3.775%, 08/15/47	1,350,000	1,386,087
3.805%, 07/15/47	520,000	535,471
3.905%, 05/05/30 (144A)	1,255,000	1,286,719
3.997%, 04/15/47	650,000	679,973
4.199%, 01/15/47	1,280,000	1,361,293
5.336%, 05/15/47	1,479,986	1,585,722
5.399%, 05/15/45	627,786	667,931
5.420%, 01/12/43 (d)	685,000	708,668
5.616%, 12/12/44 (d)	650,000	682,401
5.716%, 02/15/51	510,017	554,218
5.892%, 02/12/49 (d)	1,325,000	1,440,339
6.058%, 04/15/45 (d)	735,000	779,593
6.068%, 02/12/51	522,387	565,684
LB-UBS Commercial Mortgage Trust 5.858%, 07/15/40 (d)	1,886,475	1,998,837
5.866%, 09/15/45 (d)	429,109	474,807
6.320%, 04/15/41 (d)	460,000	514,683
Merrill Lynch Mortgage Trust 5.137%, 07/12/38 (d)	260,058	268,395
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,786,555
ML-CFC Commercial Mortgage Trust 5.378%, 08/12/48	795,512	850,449
5.419%, 08/12/48	340,000	357,863
Morgan Stanley Bank of America Merrill Lynch Trust 3.134%, 12/15/48	155,000	153,474
3.741%, 08/15/47	320,000	327,459
4.064%, 02/15/47	1,295,000	1,361,238
4.500%, 08/15/45 (144A)	250,000	190,433
Morgan Stanley Capital I Trust 4.989%, 08/13/42	1,055,000	1,066,334
5.380%, 11/14/42 (d)	308,333	315,890
5.548%, 10/12/52 (144A) (d)	135,000	137,121
5.692%, 04/15/49 (d)	2,185,000	2,373,408
5.809%, 12/12/49	653,255	713,827
5.829%, 10/15/42 (d)	142,224	148,332
Morgan Stanley Re-REMIC Trust 1.000%, 03/27/51 (144A)	380,000	375,212
5.991%, 08/12/45 (144A) (d)	208,816	227,098
5.991%, 08/15/45 (144A) (d)	691,457	751,997
UBS-Barclays Commercial Mortgage Trust 3.185%, 03/10/46	1,210,000	1,202,430
4.229%, 03/10/46 (144A) (d)	155,000	128,582
VNO Mortgage Trust 2.996%, 11/15/30 (144A)	1,475,000	1,450,263
Wachovia Bank Commercial Mortgage Trust 4.935%, 04/15/42	700,000	704,276
5.548%, 03/15/42 (144A) (d)	325,000	325,060

MSF-226

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 2.918%, 10/15/45	105,000	$103,501
3.817%, 08/15/50	1,045,000	1,073,638
WFRBS Commercial Mortgage Trust 2.917%, 08/15/47	375,233	383,541
3.678%, 08/15/47	780,000	794,330
3.995%, 05/15/47	1,255,000	1,312,021
4.045%, 03/15/47	1,260,000	1,321,436
4.101%, 03/15/47	510,000	537,771
4.902%, 06/15/44 (144A) (d)	650,000	724,135
5.000%, 06/15/44 (144A) (d)	105,000	96,931
5.000%, 04/15/45 (144A) (d)	130,000	99,288

		70,362,341

Total Mortgage-Backed Securities (Cost $100,903,016)		101,756,728

Asset-Backed Securities—5.9%

Asset-Backed - Automobile—1.6%
American Credit Acceptance Receivables Trust 1.140%, 03/12/18 (144A)	354,353	354,742
AmeriCredit Automobile Receivables Trust 1.310%, 11/08/17	550,000	552,239
1.520%, 01/08/19	185,000	184,138
1.660%, 09/10/18	1,150,000	1,155,779
1.690%, 11/08/18	325,000	326,656
1.930%, 08/08/18	415,000	418,103
2.290%, 11/08/19	100,000	100,141
2.420%, 05/08/18	1,006,000	1,023,255
2.640%, 10/10/17	430,000	438,013
2.720%, 09/09/19	100,000	101,850
3.310%, 10/08/19	245,000	250,162
3.440%, 10/08/17	565,000	577,258
Credit Acceptance Auto Loan Trust 1.210%, 10/15/20 (144A)	340,000	340,493
1.500%, 04/15/21 (144A)	330,000	331,499
1.550%, 10/15/21 (144A)	690,000	692,710
1.880%, 03/15/22 (144A)	1,280,000	1,279,808
DT Auto Owner Trust 4.940%, 07/16/18 (144A)	463,182	470,873
First Investors Auto Owner Trust 1.490%, 01/15/20 (144A)	395,000	395,481
1.810%, 10/15/18 (144A)	195,000	196,204
Flagship Credit Auto Trust 1.210%, 04/15/19 (144A)	375,182	374,748
GM Financial Leasing Trust 1.960%, 03/20/18 (144A)	200,000	199,990
Prestige Auto Receivables Trust 1.090%, 02/15/18 (144A)	267,740	268,214
1.330%, 05/15/19 (144A)	330,000	330,428
Santander Drive Auto Receivables Trust 1.590%, 10/15/18	1,245,000	1,247,482
1.780%, 11/15/18 (144A)	2,360,000	2,376,843
1.820%, 05/15/19	305,000	304,829

Asset-Backed - Automobile—(Continued)
Santander Drive Auto Receivables Trust 1.890%, 10/15/19 (144A)	775,000	784,439
1.940%, 03/15/18	535,000	539,083
2.160%, 01/15/20	610,000	619,168
2.250%, 06/17/19	665,000	668,195
2.360%, 04/15/20	650,000	653,468
2.700%, 08/15/18	350,000	357,499
2.940%, 12/15/17	520,000	530,549
3.120%, 10/15/19 (144A)	300,000	307,272
3.250%, 01/15/20	510,000	527,643
3.780%, 11/15/17	445,000	453,273
3.780%, 10/15/19 (144A)	195,000	203,358
4.670%, 01/15/20 (144A)	1,085,000	1,131,536

		21,067,421

Asset-Backed - Home Equity—0.2%
GSAA Home Equity Trust 0.225%, 12/25/46 (d)	444,975	249,036
0.385%, 04/25/47 (d)	322,051	208,677
0.395%, 11/25/36 (d)	416,095	253,453
0.455%, 03/25/36 (d)	1,943,295	1,409,829
5.985%, 06/25/36 (d)	734,831	433,072
Morgan Stanley ABS Capital I, Inc. Trust 0.305%, 06/25/36 (d)	1,416,616	1,075,973

		3,630,040

Asset-Backed - Other—4.1%
AMMC CDO 1.798%, 07/27/26 (144A) (d)	1,340,000	1,339,015
Apidos CDO 1.684%, 01/19/25 (144A) (d)	895,000	892,969
1.710%, 04/17/26 (144A) (d)	1,595,000	1,593,875
ARES CLO, Ltd. 1.018%, 04/20/23 (144A) (d)	1,340,000	1,333,473
1.763%, 04/17/26 (144A) (d)	1,475,000	1,474,425
Atlas Senior Loan Fund V, Ltd. 1.809%, 07/16/26 (144A) (d)	615,000	615,516
Atlas Senior Loan Fund, Ltd. 1.796%, 10/15/26 (144A) (d)	1,190,000	1,189,405
Atrium VII 1.988%, 11/16/22 (144A) (d)	550,000	549,997
Avalon IV Capital, Ltd. 2.083%, 04/17/23 (144A) (d)	585,000	579,164
Avery Point CLO, Ltd. 1.754%, 04/25/26 (144A) (d)	1,460,000	1,458,758
Babson CLO, Ltd. 1.720%, 07/20/25 (144A) (d)	340,000	340,112
Battalion CLO, Ltd. 1.632%, 10/22/25 (144A) (d)	615,000	612,653
Benefit Street Partners CLO II, Ltd. 1.434%, 07/15/24 (144A) (d)	320,000	315,403
Carlyle Global Market Strategies CLO, Ltd. 1.624%, 01/20/25 (144A) (d)	1,935,000	1,929,363
Cavalary CLO II 2.233%, 01/17/24 (144A) (d)	990,000	965,640

MSF-227

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cent CLO 21, Ltd. 1.721%, 07/27/26 (144A) (d)	940,000	$939,998
CIFC Funding, Ltd. 1.725%, 05/24/26 (144A) (d)	1,330,000	1,328,717
1.734%, 04/18/25 (144A) (d)	1,585,000	1,579,335
2.336%, 08/14/24 (144A) (d)	985,000	985,000
Dryden Senior Loan Fund 1.703%, 07/15/26 (144A) (d)	1,605,000	1,601,008
Finance America Mortgage Loan Trust 1.205%, 09/25/33 (d)	131,958	124,523
Flatiron CLO, Ltd. 2.136%, 07/17/26 (144A) (d)	330,000	325,564
Ford Credit Floorplan Master Owner Trust 1.400%, 02/15/19	230,000	229,028
2.860%, 01/15/19	139,000	143,181
3.500%, 01/15/19	265,000	276,090
Fremont Home Loan Trust 1.205%, 12/25/33 (d)	119,353	113,399
GMACM Home Equity Loan Trust 0.395%, 10/25/34 (144A) (d)	198,402	184,715
Gramercy Park CLO, Ltd. 1.533%, 07/17/23 (144A) (d)	1,345,000	1,342,689
GT Loan Financing I, Ltd. 1.505%, 10/28/24 (144A) (d)	680,000	674,147
HLSS Servicer Advance Receivables Backed Notes 1.495%, 05/16/44 (144A)	140,000	140,070
1.793%, 05/15/46 (144A)	2,210,000	2,188,342
1.979%, 08/15/46 (144A)	385,000	386,732
HLSS Servicer Advance Receivables Trust 1.990%, 10/15/45 (144A)	440,000	443,036
ING Investment Management Co. 1.434%, 03/14/22 (144A) (d)	1,500,000	1,496,799
1.764%, 10/15/22 (144A) (d)	435,000	435,006
2.084%, 03/14/22 (144A) (d)	500,000	495,013
KKR Financial CLO, Ltd. 1.384%, 07/15/25 (144A) (d)	565,000	554,377
Knollwood CDO, Ltd. 3.433%, 01/10/39 (144A) (d)	553,111	6
Lehman XS Trust 0.415%, 11/25/35 (d)	300,645	215,980
Limerock CLO 1.734%, 04/18/26 (144A) (d)	1,590,000	1,589,994
Madison Park Funding, Ltd. 1.682%, 07/20/26 (144A) (d)	1,485,000	1,483,876
Magnetite CLO, Ltd. 1.700%, 07/25/26 (144A) (d)	1,255,000	1,253,641
2.230%, 07/25/26 (144A) (d)	1,010,000	1,005,978
Magnetite VIII, Ltd. 1.708%, 04/15/26 (144A) (d)	970,000	970,834
Neuberger Berman CLO, Ltd. 1.701%, 08/04/25 (144A) (d)	1,230,000	1,229,319
1.704%, 04/15/26 (144A) (d)	1,170,000	1,167,616
Newcastle Mortgage Securities Trust 0.385%, 04/25/37 (d)	1,550,000	978,495

Asset-Backed - Other—(Continued)
Oak Hill Credit Partners X, Ltd. 1.724%, 07/20/26 (144A) (d)	455,000	454,568
Octagon Investment Partners XVI, Ltd. 1.353%, 07/17/25 (144A) (d)	720,000	710,114
OHA Loan Funding, Ltd. 1.505%, 08/23/24 (144A) (d)	695,000	689,792
OZLM Funding IV, Ltd. 1.382%, 07/22/25 (144A) (d)	1,205,000	1,187,511
Securitized Asset Backed Receivables LLC Trust 0.245%, 07/25/36 (d)	620,711	302,938
Seneca Park CLO, Ltd. 1.704%, 07/17/26 (144A) (d)	1,095,000	1,095,404
Shackleton CLO, Ltd. 1.722%, 07/17/26 (144A) (d)	1,105,000	1,074,073
Sound Point CLO, Ltd. 1.604%, 01/21/26 (144A) (d)	260,000	257,855
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A)	1,380,000	1,383,450
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	1,140,000	1,137,807
Symphony CLO, Ltd. 1.710%, 07/14/26 (144A) (d)	1,295,000	1,294,772
1.985%, 01/09/23 (144A) (d)	1,280,000	1,275,008
Vibrant CLO, Ltd. 1.713%, 07/17/24 (144A) (d)	1,920,000	1,915,571
2.633%, 07/17/24 (144A) (d)	500,000	499,927

		54,351,066

Total Asset-Backed Securities (Cost $79,353,027)		79,048,527

Floating Rate Loans (d)—2.5%

Aerospace/Defense—0.0%
Transdigm, Inc. Term Loan D, 3.750%, 06/04/21	114,713	113,094

Agriculture—0.0%
American Rock Salt Holdings LLC 1st Lien Term Loan, 4.750%, 05/20/21	289,275	286,834

Auto Components—0.1%
Roundy’s Supermarkets, Inc. Term Loan B, 5.750%, 03/03/21	154,225	146,610
Sedgwick, Inc. 1st Lien Term Loan, 3.750%, 03/01/21	1,507,425	1,463,616
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	201,498

		1,811,724

Auto Manufacturers—0.1%
Chrysler Group LLC Term Loan B, 3.250%, 12/31/18	885,550	873,374

MSF-228

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (d)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.2%
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.500%, 05/29/20	357,286	$356,914
Ferro Corp. Term Loan B, 4.000%, 07/31/21	115,000	113,994
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	1,568,131	1,539,096
Minerals Technologies, Inc. Term Loan B, 4.000%, 05/09/21	176,088	175,841
Momentive Performance Materials USA, Inc. Term Loan B, 4.000%, 04/15/15	170,000	170,210
Nexeo Solutions LLC Term Loan B3, 5.000%, 09/08/17	769,188	762,457

		3,118,512

Coal—0.0%
Arch Coal, Inc. Term Loan B, 6.250%, 05/16/18	322,531	295,680

Commercial Services—0.0%
Acosta Holdco, Inc. Term Loan, 0.000%, 09/26/21 (h)	185,000	185,460
Interactive Data Corp. Term Loan, 4.750%, 05/02/21	139,650	139,039
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	218,889	215,401

		539,900

Containers & Packaging—0.0%
BWAY Holding Co., Inc. Term Loan B, 5.500%, 08/14/20	169,575	169,999

Diversified Financial Services—0.1%
Delos Finance S.a.r.l. Term Loan B, 3.500%, 03/06/21	335,000	331,912
TransUnion LLC Term Loan, 4.000%, 04/09/21	437,159	431,330

		763,242

Electric—0.1%
Calpine Construction Finance Co. L.P. Term Loan B2, 3.250%, 01/31/22	1,612,787	1,570,855
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 06/19/16	100,000	99,687
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.750%, 05/05/16	141,089	141,354

		1,811,896

Energy Equipment & Services—0.1%
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.500%, 05/12/21	105,000	105,427
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	684,825	652,540

		757,967

Entertainment—0.1%
Delta 2 (LUX) S.a.r.l. 2nd Lien Term Loan, 7.750%, 07/31/22	165,000	164,691
Term Loan B3, 4.750%, 07/30/21	500,000	493,750
SGMS Escrow Corp. Incremental Term Loan B2, 0.000%, 10/01/21 (h)	160,000	156,900

		815,341

Food—0.1%
Albertson’s Holdings LLC Term Loan B4, 4.500%, 08/25/21	225,000	224,133
Aramark Corp. Term Loan F, 3.250%, 02/24/21	493,520	485,066
JBS USA Holdings, Inc. Incremental Term Loan, 3.750%, 09/18/20	577,404	571,630

		1,280,829

Healthcare-Products—0.1%
Mallinckrodt International Finance S.A. Term Loan B, 3.500%, 03/19/21	776,100	765,550

Healthcare-Services—0.2%
24 Hour Fitness Worldwide, Inc. Term Loan B, 4.750%, 05/28/21	159,600	159,400
DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	174,563	172,885
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	955,200	936,892
Medpace Holdings, Inc. 1st Lien Term Loan, 4.750%, 04/01/21	276,321	276,321
MPH Acquisition Holdings LLC Term Loan, 4.000%, 03/31/21	240,909	235,669
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	239,400	237,118
U.S. Renal Care, Inc. Term Loan, 4.250%, 07/03/19	377,143	373,018

		2,391,303

Home Furnishings—0.0%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	241,693	239,276

Hotels, Restaurants & Leisure—0.0%
1011778 B.C. Unlimited Liability Co. Term Loan B, 0.000%, 09/24/21 (h)	160,000	158,978
Aristocrat Leisure, Ltd. Term Loan B, 0.000%, 09/29/21 (h)	225,000	222,750

		381,728

Household Products—0.1%
Revlon Consumer Products Corp. Term Loan B, 3.250%, 11/20/17	950,000	939,461

MSF-229

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (d)—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.1%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	285,000	$289,275
Term Loan B1, 5.000%, 05/24/19	228,228	227,396
Term Loan B2, 4.250%, 07/08/20	297,739	293,428
Hub International, Ltd. Term Loan B, 4.250%, 10/02/20	597,000	585,993

		1,396,092

Internet & Catalog Retail—0.0%
Lands’ End, Inc. Term Loan B, 4.250%, 04/02/21	233,825	231,681

Internet Software & Services—0.0%
Dealertrack Technologies, Inc. Term Loan B, 3.500%, 02/28/21	537,610	532,395

Leisure Products—0.0%
Bauer Performance Sports, Ltd. Term Loan B, 4.000%, 04/15/21	124,840	123,227

Lodging—0.1%
La Quinta Intermediate Holdings LLC Term Loan B, 4.000%, 04/14/21	582,041	575,202
Station Casinos LLC Term Loan B, 4.250%, 03/02/20	312,333	307,883

		883,085

Machinery—0.0%
Gates Global, Inc. Term Loan B, 4.250%, 07/05/21	290,000	285,546

Machinery-Diversified—0.1%
Alliance Laundry Systems LLC Term Loan, 4.250%, 12/10/18	151,821	150,492
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	570,677	560,298
Interline Brands, Inc. Term Loan, 4.000%, 03/17/21	771,125	761,486
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	322,556	320,389

		1,792,665

Media—0.0%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 07/23/21	140,000	137,769
Charter Communications Operating LLC Term Loan G, 4.250%, 09/12/21	180,000	179,678
Numericable U.S. LLC Term Loan B1, 4.500%, 05/21/20	93,827	93,182
Term Loan B2, 4.500%, 05/21/20	81,173	80,615

		491,244

Oil & Gas—0.1%
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 09/28/18	506,168	501,211
Paragon Offshore Finance Co. Term Loan B, 3.750%, 07/18/21	100,000	95,250
Templar Energy LLC 2nd Lien Term Loan, 8.500%, 11/25/20	100,000	97,250

		693,711

Packaging & Containers—0.1%
Berry Plastics Holding Corp. Term Loan D, 3.500%, 02/08/20	297,733	290,792
Caesars Growth Properties Holdings LLC Term Loan, 6.250%, 05/08/21	214,463	203,793
Signode Industrial Group U.S., Inc. Term Loan B, 4.000%, 05/01/21	326,148	323,091

		817,676

Pharmaceuticals—0.1%
Grifols Worldwide Operations USA, Inc. Term Loan B, 3.154%, 02/27/21	646,750	636,330

Pipelines—0.0%
Energy Transfer Equity L.P. Term Loan, 3.250%, 12/02/19	325,000	317,958

Retail—0.2%
J Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	897,750	854,266
Michaels Stores, Inc. Incremental Term Loan B2, 4.000%, 01/28/20	125,000	123,656
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	641,775	631,747
Party City Holdings, Inc. Term Loan, 4.000%, 07/27/19	625,275	615,766
Rite Aid Corp. Term Loan 7, 3.500%, 02/21/20	746,250	737,699

		2,963,134

Semiconductors—0.1%
Avago Technologies Cayman, Ltd. Term Loan B, 3.750%, 05/06/21	219,450	217,745
Entegris, Inc. Term Loan B, 3.500%, 04/30/21	462,145	456,753
Freescale Semiconductor, Inc. Term Loan B4, 4.250%, 02/28/20	347,375	342,526

		1,017,024

Software—0.1%
Infor U.S., Inc. Term Loan B5, 3.750%, 06/03/20	340,669	333,387
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	155,000	160,038
Incremental Term Loan, 4.500%, 10/30/19	409,589	407,851

		901,276

MSF-230

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (d)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.2%
West Corp. Term Loan B10, 3.250%, 06/30/18	263,650	$258,541
XO Communications LLC Term Loan, 4.250%, 03/17/21	373,125	368,811
Ziggo B.V. Term Loan B1A, 3.250%, 01/15/22	536,191	521,925
Term Loan B2A, 3.237%, 01/15/22 (i)	345,532	336,338
Term Loan B3, 2.750%, 01/15/22 (i)	568,277	553,157

		2,038,772

Trading Companies & Distributors—0.0%
Neff Rental LLC 2nd Lien Term Loan, 7.250%, 06/09/21	125,000	125,078

Total Floating Rate Loans (Cost $33,022,476)		32,602,604

Foreign Government—0.9%

Sovereign—0.9%
Brazil Letras Financeiras do Tesouro Zero Coupon, 09/01/20 (BRL) (d)	586,000	1,523,031
Brazilian Government International Bond 5.000%, 01/27/45	300,000	282,000
Costa Rica Government International Bond 5.625%, 04/30/43	1,200,000	1,026,000
Dominican Republic International Bond 11.500%, 05/10/24 (144A) (DOP)	40,000,000	963,699
France Government Bond OAT 0.250%, 07/25/24 (EUR)	409,864	539,856
Indonesia Treasury Bonds 8.375%, 03/15/24 (IDR)	9,000,000,000	733,073
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR)	415,486	583,509
Mexico Government International Bonds 4.000%, 10/02/23	324,000	334,854
4.750%, 03/08/44	1,400,000	1,389,500
5.550%, 01/21/45	543,000	603,273
6.750%, 09/27/34	75,000	95,250
Russian Federal Bond - OFZ 7.500%, 02/27/19 (RUB)	30,675,000	726,978
South Africa Government Bond 7.750%, 02/28/23 (ZAR)	11,525,000	997,773
Spain Government Inflation Linked Bond 1.800%, 11/30/24 (144A) (EUR)	404,016	559,093
Turkey Government International Bond 4.350%, 11/12/21 (EUR)	375,000	508,220
Uruguay Government International Bond 4.250%, 04/05/27 (UYU)	23,060,911	1,023,741

Total Foreign Government (Cost $12,120,998)		11,889,850

Municipals—0.4%
Security Description	Notional/ Principal Amount*	Value
Puerto Rico Commonwealth Government Employees Retirement System 6.150%, 07/01/38	825,000	470,275
6.200%, 07/01/39	825,000	470,324
6.550%, 07/01/58	315,000	180,183
State of California General Obligation Unlimited, Build America Bonds 4.601%, 05/15/31	1,775,000	1,918,242
7.350%, 11/01/39	1,525,000	2,141,588
7.600%, 11/01/40	350,000	517,542

Total Municipals (Cost $5,440,173)		5,698,154

Purchased Options—0.1%

Call Options—0.1%
30 Year Interest Rate Swap, Exercise Rate 3.76%, Expires 09/16/24 (Counterparty - JPMorgan Chase Bank N.A.) (j)	2,700,000	328,120
30 Year Interest Rate Swap, Exercise Rate 3.94%, Expires 04/19/24 (Counterparty - Deutsche Bank AG) (j)	2,700,000	368,224
BRL Currency, Strike Price USD 2.41 Expires 09/28/15 (Counterparty - JPMorgan Chase Bank N.A.) (BRL) (j)	330,000	1,874
RUB Currency, Strike Price USD 36.97 Expires 09/02/15 (Counterparty - JPMorgan Chase Bank N.A.) (RUB) (j)	50,000,000	6,489

		704,707

Put Options—0.0%
10 Year Interest Rate Swap, Exercise Rate 3.50%, Expires 05/29/15 (Counterparty - JPMorgan Chase Bank N.A.) (j)	7,575,000	32,341
30 Year Interest Rate Swap, Exercise Rate 3.76%, Expires 09/16/24 (Counterparty - JPMorgan Chase Bank N.A.) (j)	2,700,000	262,917
30 Year Interest Rate Swap, Exercise Rate 3.94%, Expires 04/15/54 (Counterparty - Deutsche Bank AG) (j)	2,700,000	234,186
Italy Buoni Poliennali Del Tesoro 3.750%, 09/01/24, Strike Price EUR 106.60 Expires10/13/14 (Counterparty - JPMorgan Chase Bank N.A.) (EUR) (j)	1,774,741	0
Italy Buoni Poliennali Del Tesoro 3.750%, 09/01/24, Strike Price EUR 107.48 Expires10/20/14 (Counterparty - BNP Paribas S.A.) (EUR) (j)	7,059,104	63

		529,507

Total Purchased Options (Cost $1,497,101)		1,234,214

MSF-231

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—10.4%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—6.1%
State Street Navigator Securities Lending MET Portfolio (k)	80,791,119	$80,791,119

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $57,417,011 on 10/01/14, collateralized by $58,495,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $58,568,119.	57,417,011	57,417,011

Total Short-Term Investments (Cost $138,208,130)		138,208,130

Total Investments—112.6% (Cost $1,442,229,455)		1,498,649,985
Unfunded Loan Commitments—(0.0)% (Cost $(570,508))		(570,508)
Net Investments—112.6% (Cost $1,441,658,947) (l)		1,498,079,477
Other assets and liabilities (net)—(12.6)%		(167,698,986)

Net Assets—100.0%		$1,330,380,491

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $77,731,584 and the collateral received consisted of cash in the amount of $80,791,119 and non-cash collateral with a value of $86,230. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Interest only security.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2014, the market value of securities pledged was $1,448,416.
(g)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(h)	This loan will settle after September 30, 2014, at which time the interest rate will be determined.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	Illiquid security. As of September 30, 2014, these securities represent 0.1% of net assets.
(k)	Represents investment of cash collateral received from securities lending transactions.
(l)	As of September 30, 2014, the aggregate cost of investments was $1,441,658,947. The aggregate unrealized appreciation and depreciation of investments were $83,549,160 and $(27,128,630), respectively, resulting in net unrealized appreciation of $56,420,530.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $108,174,712, which is 8.1% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	33,760,000	JPMorgan Chase Bank N.A.	12/17/14	$316,791	$(8,761)
RSD	49,000,000	Citibank N.A.	09/18/15	493,802	(2,261)

Contracts to Deliver
EUR	5,405,000	JPMorgan Chase Bank N.A.	10/31/14	$6,917,076	$89,015
EUR	246,000	Barclays Bank plc	12/17/14	310,865	(14)
EUR	173,000	Credit Suisse International	12/17/14	219,575	949

MSF-232

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	1,336,000	Deutsche Bank AG	12/17/14	$1,729,839	$41,488
EUR	415,000	Citibank N.A.	09/18/15	536,782	10,481
GBP	1,037,000	Citibank N.A.	10/31/14	1,697,113	16,403
JPY	33,760,000	Goldman Sachs International	12/17/14	308,541	510

Net Unrealized Appreciation					$147,810

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	(900,000)	$(907,945)	$(905,689)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(4,200,000)	(4,329,281)	(4,326,000)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(5,400,000)	(5,694,047)	(5,699,532)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(9,700,000)	(10,204,703)	(10,196,367)
Fannie Mae 15 Yr. Pool	2.500%	TBA	(10,900,000)	(10,961,484)	(10,961,312)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(1,300,000)	(1,442,176)	(1,444,219)
Freddie Mac 30 Yr. Gold Pool	5.000%	TBA	(3,500,000)	(3,847,813)	(3,854,375)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(9,300,000)	(9,184,313)	(9,181,574)
Freddie Mac 30 Yr. Gold Pool	4.000%	TBA	(9,700,000)	(10,221,938)	(10,212,276)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(8,700,000)	(9,412,094)	(9,435,421)
Ginnie Mae I 30 Yr. Pool	4.000%	TBA	(1,200,000)	(1,270,312)	(1,272,844)
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	(2,300,000)	(2,363,699)	(2,376,547)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(2,300,000)	(2,487,953)	(2,494,422)

Totals				$(72,327,758)	$(72,360,578)

Futures Contracts

Futures Contracts-Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Futures	12/19/14	63	USD	6,199,324	$(7,999)
U.S. Treasury Long Bond Futures	12/19/14	112	USD	15,504,172	(58,672)
U.S. Treasury Note 2 Year Futures	12/31/14	277	USD	60,617,985	1,734
U.S. Treasury Note 5 Year Futures	12/31/14	311	USD	36,723,470	54,710
U.S. Treasury Ultra Long Bond Futures	12/19/14	100	USD	15,057,852	192,148
Futures Contracts-Short
U.S. Treasury Note 10 Year Futures	12/19/14	(212)	USD	(26,349,207)	(74,606)

Net Unrealized Appreciation					$107,315

Swap Agreements

OTC Inflation Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	CPI-U	2.125%	04/15/19	Deutsche Bank AG	USD	15,000,000	$(119,410)	$—	$(119,410)
Receive	CPI-U	2.450%	07/15/24	Barclays Bank plc	USD	11,000,000	(159,277)	—	(159,277)

Totals							$(278,687)	$—	$(278,687)

MSF-233

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements—(Continued)

Centrally Cleared Credit Default Swap Agreements—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized Appreciation
Markit CDX North America High Yield Index, Series 22	(5.000%)	06/20/19	3.532%	USD	30,838,500	$491,128
Markit CDX North America Investment Grade Index, Series 22	(1.000%)	06/20/19	0.645%	USD	22,735,000	40,899
Markit iTraxx Crossover Index, Series 21	(5.000%)	06/20/19	2.570%	EUR	5,090,000	60,522

Totals						$592,549

Centrally Cleared Credit Default Swap Agreements—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized Depreciation
Markit iTraxx Europe Index, Series 21	1.000%	06/20/19	0.629%	EUR	6,900,000	(17,824)

Totals						$(17,824)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Federative Republic of Brazil 12.250%, due 03/06/30	1.000%	09/20/19	JPMorgan Chase Bank N.A.	1.691%	USD	1,360,000	$(43,805)	$(14,843)	$(28,962)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Markit ABX-HE AAA, Series 6, Version 1	(0.180%	)	07/25/45	JPMorgan Chase Bank N.A.	N/A	USD	99,580	$2,489	$2,506	$(17)
Markit ABX-HE AAA, Series 6, Version 1	(0.180%	)	07/25/45	JPMorgan Chase Bank N.A.	N/A	USD	30,904	773	—	773
Markit ABX-HE AAA, Series 6, Version 2	(0.110%	)	05/25/46	Bank of America N.A.	N/A	USD	675,786	137,860	143,184	(5,324)
Markit ABX-HE AAA, Series 6, Version 2	(0.110%	)	05/25/46	Barclays Bank plc	N/A	USD	752,889	153,589	150,866	2,723
Markit ABX-HE AAA, Series 6, Version 2	(0.110%	)	05/25/46	Credit Suisse International	N/A	USD	884,418	180,421	181,308	(887)
Markit ABX-HE AAA, Series 6, Version 2	(0.110%	)	05/25/46	Credit Suisse International	N/A	USD	9,071	1,850	1,816	34
Markit ABX-HE AAA, Series 6, Version 2	(0.110%	)	05/25/46	JPMorgan Chase Bank N.A.	N/A	USD	2,340,305	477,422	480,867	(3,445)
Markit ABX-HE AAA, Series 6, Version 2	(0.110%	)	05/25/46	JPMorgan Chase Bank N.A.	N/A	USD	349,232	71,243	74,337	(3,094)
Markit ABX-HE AAA, Series 7, Version 1	(0.090%	)	08/25/37	JPMorgan Chase Bank N.A.	N/A	USD	404,023	104,642	103,027	1,615
Markit ABX-HE AAA, Series 7, Version 1	(0.090%	)	08/25/37	JPMorgan Chase Bank N.A.	N/A	USD	191,379	49,567	48,802	765
Markit ABX-HE PEN AAA, Series 6, Version 2	(0.110%	)	05/25/46	JPMorgan Chase Bank N.A.	N/A	USD	526,939	73,771	73,855	(84)

MSF-234

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Markit CMBX North America A, Series 7	(2.250%	)	01/17/47	JPMorgan Chase Bank N.A.	N/A	USD	490,000	$469	$(10,373)	$10,842
Markit CMBX North America AA, Series 1	(0.250%	)	10/12/52	Credit Suisse International	N/A	USD	650,000	99,606	105,081	(5,475)
Markit CMBX North America AA, Series 2	(0.150%	)	03/15/49	Credit Suisse International	N/A	USD	1,662,331	541,696	497,280	44,416
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Bank of America N.A.	N/A	USD	160,000	1,121	(1,812)	2,933
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Credit Suisse International	N/A	USD	405,000	2,836	(3,797)	6,633
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Credit Suisse International	N/A	USD	400,000	2,801	1,649	1,152
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Credit Suisse International	N/A	USD	385,000	2,696	2,154	542
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Credit Suisse International	N/A	USD	385,000	2,696	1,853	843
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Credit Suisse International	N/A	USD	370,000	2,591	(3,280)	5,871
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Credit Suisse International	N/A	USD	320,000	2,241	(3,623)	5,864
Markit CMBX North America AA, Series 7	(1.500%	)	01/17/47	Credit Suisse International	N/A	USD	20,000	140	(126)	266
Markit CMBX North America AAA, Series 7	(1.000%	)	01/17/47	Credit Suisse International	N/A	USD	485,000	8,841	11,679	(2,838)
Markit CMBX North America AJ, Series 1	(0.840%	)	10/12/52	Credit Suisse International	N/A	USD	715,000	19,797	22,579	(2,782)
Markit CMBX North America AJ, Series 1	(0.840%	)	10/12/52	Deutsche Bank AG	N/A	USD	15,000	415	339	76
Markit CMBX North America AJ, Series 2	(1.090%	)	03/15/49	Credit Suisse International	N/A	USD	1,330,330	116,620	101,478	15,142
Markit CMBX North America AJ, Series 2	(1.090%	)	03/15/49	Credit Suisse International	N/A	USD	555,959	48,737	41,698	7,039
Markit CMBX North America AJ, Series 2	(1.090%	)	03/15/49	Credit Suisse International	N/A	USD	19,856	1,740	1,834	(94)
Markit CMBX North America AJ, Series 2	(1.090%	)	03/15/49	Deutsche Bank AG	N/A	USD	253,160	22,193	19,311	2,882
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Bank of America N.A.	N/A	USD	682,297	131,265	121,019	10,246
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	747,039	143,721	152,136	(8,415)
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	582,691	112,102	112,169	(67)
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	463,165	89,107	87,435	1,672
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	363,560	69,944	62,269	7,675
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	249,013	47,907	44,673	3,234
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	234,073	45,033	40,237	4,796
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	104,586	20,121	20,266	(145)
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Credit Suisse International	N/A	USD	29,882	5,749	5,828	(79)
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Deutsche Bank AG	N/A	USD	348,619	67,070	60,582	6,488

MSF-235

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	Deutsche Bank AG	N/A	USD	229,092	$44,075	$40,527	$3,548
Markit CMBX North America AJ, Series 4	(0.960%	)	02/17/51	JPMorgan Chase Bank N.A.	N/A	USD	39,842	7,665	7,677	(12)
Markit CMBX North America AM, Series 2	(0.500%	)	03/15/49	Credit Suisse International	N/A	USD	2,855,000	42,290	41,312	978
Markit CMBX North America AM, Series 2	(0.500%	)	03/15/49	JPMorgan Chase Bank N.A.	N/A	USD	65,000	963	856	107
Markit CMBX North America AM, Series 4	(0.500%	)	02/17/51	Credit Suisse International	N/A	USD	920,000	42,418	46,588	(4,170)
Markit CMBX North America AM, Series 4	(0.500%	)	02/17/51	Credit Suisse International	N/A	USD	435,000	20,056	23,564	(3,508)
Markit CMBX North America AM, Series 4	(0.500%	)	02/17/51	JPMorgan Chase Bank N.A.	N/A	USD	10,000	461	429	32
Markit CMBX North America AS, Series 6	(1.000%	)	05/11/63	Credit Suisse International	N/A	USD	1,085,000	11,700	11,699	1
Markit CMBX North America AS, Series 6	(1.000%	)	05/11/63	Credit Suisse International	N/A	USD	25,000	270	110	160
Markit CMBX North America AS, Series 7	(1.000%	)	01/17/47	Credit Suisse International	N/A	USD	535,000	9,808	8,497	1,311
Markit CMBX North America AS, Series 7	(1.000%	)	01/17/47	Credit Suisse International	N/A	USD	55,000	1,008	501	507
Markit CMBX North America AS, Series 7	(1.000%	)	01/17/47	Credit Suisse International	N/A	USD	10,000	183	84	99

Totals								$3,043,779	$2,932,950	$110,829

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Markit CMBX North America A, Series 2	0.250%	03/15/49	Bank of America N.A.	N/A	USD	283,625	$(174,855)	$(165,923)	$(8,932)
Markit CMBX North America AAA, Series 6	0.500%	05/11/63	Bank of America N.A.	N/A	USD	375,000	(7,834)	(8,693)	859
Markit CMBX North America AAA, Series 6	0.500%	05/11/63	Bank of America N.A.	N/A	USD	830,000	(17,339)	(22,030)	4,691
Markit CMBX North America AAA, Series 6	0.500%	05/11/63	Credit Suisse International	N/A	USD	185,000	(3,865)	(3,637)	(228)
Markit CMBX North America AAA, Series 6	0.500%	05/11/63	Credit Suisse International	N/A	USD	1,135,000	(23,710)	(22,566)	(1,144)
Markit CMBX North America AAA, Series 6	0.500%	05/11/63	Credit Suisse International	N/A	USD	6,970,000	(145,602)	(146,771)	1,169
Markit CMBX North America AAA, Series 6	0.500%	05/11/63	Deutsche Bank AG	N/A	USD	750,000	(15,667)	(11,532)	(4,135)
Markit CMBX North America AAA, Series 6	0.500%	05/11/63	Deutsche Bank AG	N/A	USD	1,115,000	(23,292)	(24,026)	734
Markit CMBX North America AAA, Series 7	0.500%	01/17/47	Bank of America N.A.	N/A	USD	755,000	(23,475)	(18,821)	(4,654)
Markit CMBX North America AAA, Series 7	0.500%	01/17/47	Credit Suisse International	N/A	USD	300,000	(9,328)	(7,836)	(1,492)
Markit CMBX North America AAA, Series 7	0.500%	01/17/47	Credit Suisse International	N/A	USD	450,000	(13,992)	(12,888)	(1,104)

MSF-236

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Bank of America N.A.	N/A	USD	110,000	$(175)	$(1,658)	$1,483
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Barclays Bank plc	N/A	USD	255,000	(406)	1,707	(2,113)
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Credit Suisse International	N/A	USD	150,000	(239)	945	(1,184)
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Credit Suisse International	N/A	USD	495,000	(789)	(69)	(720)
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Credit Suisse International	N/A	USD	815,000	(1,298)	13,987	(15,285)
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Credit Suisse International	N/A	USD	900,000	(1,434)	21,976	(23,410)
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Credit Suisse International	N/A	USD	1,342,000	(2,139)	(13,933)	11,794
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Deutsche Bank AG	N/A	USD	20,000	(32)	318	(350)
Markit CMBX North America BB, Series 6	5.000%	05/11/63	Deutsche Bank AG	N/A	USD	140,000	(223)	(1,764)	1,541
Markit CMBX North America BB, Series 7	5.000%	01/17/47	Bank of America N.A.	N/A	USD	230,000	(5,674)	(5,674)	—
Markit CMBX North America BB, Series 7	5.000%	01/17/47	Bank of America N.A.	N/A	USD	405,000	(11,710)	3,616	(15,326)
Markit CMBX North America BB, Series 7	5.000%	01/17/47	Barclays Bank plc	N/A	USD	115,000	(3,325)	(3,588)	263
Markit CMBX North America BB, Series 7	5.000%	01/17/47	Credit Suisse International	N/A	USD	1,465,000	(42,359)	(53,594)	11,235
Markit CMBX North America BB, Series 7	5.000%	01/17/47	Deutsche Bank AG	N/A	USD	115,000	(3,325)	(3,454)	129
Markit CMBX North America BBB-, Series 6	3.000%	05/11/63	Barclays Bank plc	N/A	USD	65,000	(248)	1,209	(1,457)
Markit CMBX North America BBB-, Series 6	3.000%	05/11/63	Credit Suisse International	N/A	USD	10,000	(38)	31	(69)
Markit CMBX North America BBB-, Series 6	3.000%	05/11/63	Credit Suisse International	N/A	USD	880,000	(3,355)	(7,503)	4,148
Markit CMBX North America BBB-, Series 7	3.000%	01/17/47	Credit Suisse International	N/A	USD	370,000	(10,166)	(6,491)	(3,675)
Markit CMBX North America BBB-, Series 7	3.000%	01/17/47	Credit Suisse International	N/A	USD	955,000	(26,239)	(30,490)	4,251
Markit PrimeX ARM, Series 2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	N/A	USD	982,076	30,689	29,490	1,199
Markit PrimeX ARM, Series 2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	N/A	USD	22,531	704	746	(42)
Markit PrimeX FRM, Series 1	4.420%	07/25/36	JPMorgan Chase Bank N.A.	N/A	USD	125,638	12,877	12,844	33
Markit PrimeX FRM, Series 1	4.420%	07/25/36	JPMorgan Chase Bank N.A.	N/A	USD	3,396	348	347	1

Totals							$(527,515)	$(485,725)	$(41,790)

Cash in the amount of $3,353,000 has been received at the custodian bank as collateral for swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MSF-237

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(ABX-HE)—	Asset-Backed Home Equity Index
(ARM)—	Adjustable Rate Mortgage
(CMBX)—	Commercial Mortgage-Backed Index
(CPI-U)—	Non-revised Consumer Price Index All Urban
(EUR)—	Euro
(FRM)—	Fixed Rate Mortgage
(GBP)—	British Pound
(JPY)—	Japanese Yen
(PEN)—	Peruvian Nuevo Sol
(RSD)—	Serbian Dinar
(RUB)—	Russian Ruble
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$786,425,459	$—	$—	$786,425,459
Total U.S. Treasury & Government Agencies*	—	209,963,051	—	209,963,051
Total Corporate Bonds & Notes*	—	131,823,268	—	131,823,268
Total Mortgage-Backed Securities*	—	101,756,728	—	101,756,728
Total Asset-Backed Securities*	—	79,048,527	—	79,048,527
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	32,032,096	—	32,032,096
Total Foreign Government*	—	11,889,850	—	11,889,850
Total Municipals	—	5,698,154	—	5,698,154
Total Purchased Options*	—	1,234,214	—	1,234,214

MSF-238

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$80,791,119	$—	$—	$80,791,119
Repurchase Agreement	—	57,417,011	—	57,417,011
Total Short-Term Investments	80,791,119	57,417,011	—	138,208,130
Total Net Investments	$867,216,578	$630,862,899	$—	$1,498,079,477

Collateral for securities loaned (Liability)	$—	$(80,791,119)	$—	$(80,791,119)
TBA Forward Sales Commitments	$—	$(72,360,578)	$—	$(72,360,578)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$158,846	$—	$158,846
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,036)	—	(11,036)
Total Forward Contracts	$—	$147,810	$—	$147,810
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$248,592	$—	$—	$248,592
Futures Contracts (Unrealized Depreciation)	(141,277)	—	—	(141,277)
Total Futures Contracts	$107,315	$—	$—	$107,315
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$592,549	$—	$592,549
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(17,824)	—	(17,824)
Total Centrally Cleared Swap Contracts	$—	$574,725	$—	$574,725
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,088,397	$—	$3,088,397
OTC Swap Contracts at Value (Liabilities)	—	(894,625)	—	(894,625)
Total OTC Swap Contracts	$—	$2,193,772	$—	$2,193,772

*	See Schedule of Investments for additional detailed categorizations.

MSF-239

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—10.0%
General Dynamics Corp.	391,818	$49,796,150
Honeywell International, Inc.	795,049	74,034,963
Lockheed Martin Corp.	606,217	110,804,343
Northrop Grumman Corp.	530,952	69,958,236
United Technologies Corp.	893,817	94,387,075

		398,980,767

Air Freight & Logistics—3.0%
United Parcel Service, Inc. - Class B	1,231,880	121,081,485

Banks—3.0%
PNC Financial Services Group, Inc. (The)	714,866	61,178,232
Wells Fargo & Co.	1,153,820	59,848,644

		121,026,876

Beverages—5.8%
Anheuser-Busch InBev NV	670,787	74,410,059
Coca-Cola Co. (The)	2,022,326	86,272,427
Diageo plc	2,462,779	71,208,731

		231,891,217

Biotechnology—1.7%
Amgen, Inc.	496,587	69,750,610

Capital Markets—1.7%
BlackRock, Inc.	209,054	68,636,609

Chemicals—4.2%
Ecolab, Inc.	600,968	69,009,155
Praxair, Inc.	760,650	98,123,850

		167,133,005

Electrical Equipment—1.2%
Emerson Electric Co.	793,699	49,669,683

Energy Equipment & Services—1.5%
Schlumberger, Ltd.	580,337	59,014,470

Food & Staples Retailing—4.6%
CVS Health Corp.	887,150	70,608,268
Wal-Mart Stores, Inc.	1,458,414	111,524,919

		182,133,187

Health Care Equipment & Supplies—2.2%
Medtronic, Inc. (a)	1,412,682	87,515,650

Health Care Providers & Services—5.2%
Cardinal Health, Inc.	1,322,272	99,064,618
UnitedHealth Group, Inc.	1,271,094	109,631,858

		208,696,476

Hotels, Restaurants & Leisure—2.2%
McDonald’s Corp.	935,747	88,718,173

Household Products—3.7%
Colgate-Palmolive Co.	1,059,070	69,072,546
Procter & Gamble Co. (The)	946,507	79,260,496

		148,333,042

Insurance—6.2%
ACE, Ltd.	881,619	92,455,384
Chubb Corp. (The)	788,408	71,808,201
Marsh & McLennan Cos., Inc.	1,552,745	81,270,673

		245,534,258

IT Services—5.8%
Accenture plc - Class A	1,186,346	96,473,657
Automatic Data Processing, Inc.	1,159,134	96,300,853
International Business Machines Corp.	206,823	39,261,210

		232,035,720

Leisure Products—1.3%
Mattel, Inc.	1,725,394	52,883,326

Media—2.2%
Omnicom Group, Inc.	470,753	32,416,051
Walt Disney Co. (The)	629,429	56,038,064

		88,454,115

Multi-Utilities—1.0%
Dominion Resources, Inc.	585,557	40,456,133

Oil, Gas & Consumable Fuels—8.5%
BG Group plc	4,354,360	80,097,279
Chevron Corp.	823,824	98,298,680
Enbridge, Inc.	1,452,391	69,540,481
Exxon Mobil Corp.	981,371	92,297,943

		340,234,383

Pharmaceuticals—8.7%
Johnson & Johnson	934,356	99,593,006
Merck & Co., Inc.	1,718,464	101,870,546
Pfizer, Inc.	1,705,319	50,426,283
Roche Holding AG	326,873	96,787,775

		348,677,610

Real Estate Investment Trusts—1.3%
Public Storage	300,723	49,871,902

Road & Rail—2.0%
Canadian National Railway Co. (a)	1,119,310	79,464,564

Software—4.5%
Microsoft Corp.	2,156,212	99,961,989
Oracle Corp.	2,055,344	78,678,568

		178,640,557

Specialty Retail—4.5%
Lowe’s Cos., Inc.	1,505,374	79,664,392

MSF-240

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
TJX Cos., Inc. (The)	1,670,055	$98,817,154

		178,481,546

Textiles, Apparel & Luxury Goods—2.5%
NIKE, Inc. - Class B	1,095,734	97,739,473

Total Common Stocks (Cost $3,606,325,640)		3,935,054,837

Short-Term Investments—2.9%

Mutual Fund—1.6%
State Street Navigator Securities Lending MET Portfolio (b)	63,972,178	63,972,178

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $50,615,298 on 10/01/14, collateralized by $51,565,000 U.S. Treasury Note at 0.250% due 10/31/14 with a value of $51,629,456.	50,615,298	50,615,298

Total Short-Term Investments (Cost $114,587,476)		114,587,476

Total Investments—101.4% (Cost $3,720,913,116) (c)		4,049,642,313
Other assets and liabilities (net)—(1.4)%		(56,410,095)

Net Assets—100.0%		$3,993,232,218

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $61,920,401 and the collateral received consisted of cash in the amount of $63,972,178. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(c)	As of September 30, 2014, the aggregate cost of investments was $3,720,913,116. The aggregate unrealized appreciation and depreciation of investments were $378,291,682 and $(49,562,485), respectively, resulting in net unrealized appreciation of $328,729,197.

MSF-241

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$398,980,767	$—	$—	$398,980,767
Air Freight & Logistics	121,081,485	—	—	121,081,485
Banks	121,026,876	—	—	121,026,876
Beverages	86,272,427	145,618,790	—	231,891,217
Biotechnology	69,750,610	—	—	69,750,610
Capital Markets	68,636,609	—	—	68,636,609
Chemicals	167,133,005	—	—	167,133,005
Electrical Equipment	49,669,683	—	—	49,669,683
Energy Equipment & Services	59,014,470	—	—	59,014,470
Food & Staples Retailing	182,133,187	—	—	182,133,187
Health Care Equipment & Supplies	87,515,650	—	—	87,515,650
Health Care Providers & Services	208,696,476	—	—	208,696,476
Hotels, Restaurants & Leisure	88,718,173	—	—	88,718,173
Household Products	148,333,042	—	—	148,333,042
Insurance	245,534,258	—	—	245,534,258
IT Services	232,035,720	—	—	232,035,720
Leisure Products	52,883,326	—	—	52,883,326
Media	88,454,115	—	—	88,454,115
Multi-Utilities	40,456,133	—	—	40,456,133
Oil, Gas & Consumable Fuels	260,137,104	80,097,279	—	340,234,383
Pharmaceuticals	251,889,835	96,787,775	—	348,677,610
Real Estate Investment Trusts	49,871,902	—	—	49,871,902
Road & Rail	79,464,564	—	—	79,464,564
Software	178,640,557	—	—	178,640,557
Specialty Retail	178,481,546	—	—	178,481,546
Textiles, Apparel & Luxury Goods	97,739,473	—	—	97,739,473
Total Common Stocks	3,612,550,993	322,503,844	—	3,935,054,837
Short-Term Investments
Mutual Fund	63,972,178	—	—	63,972,178
Repurchase Agreement	—	50,615,298	—	50,615,298
Total Short-Term Investments	63,972,178	50,615,298	—	114,587,476
Total Investments	$3,676,523,171	$373,119,142	$—	$4,049,642,313

Collateral for securities loaned (Liability)	$—	$(63,972,178)	$—	$(63,972,178)

MSF-242

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; floating rate loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees (the “Board” or “Trustees”) of the Metropolitan Series Fund (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the mean between the last reported bid and ask prices. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of quotations provided by brokerdealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model

MSF-243

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolios’ securities as of the most recent quarter-end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MSF-244

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards
Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: November 21, 2014

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: November 21, 2014